Brighthouse Funds Trust II

Schedule of Investments
September 30, 2023

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2023

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-52

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-55

Brighthouse Asset Allocation 20 Portfolio	BHFTII-59

Brighthouse Asset Allocation 40 Portfolio	BHFTII-60

Brighthouse Asset Allocation 60 Portfolio	BHFTII-61

Brighthouse Asset Allocation 80 Portfolio	BHFTII-62

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-63

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-67

Brighthouse/Wellington Balanced Portfolio	BHFTII-104

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-128

Frontier Mid Cap Growth Portfolio	BHFTII-131

Jennison Growth Portfolio	BHFTII-135

Loomis Sayles Small Cap Core Portfolio	BHFTII-139

Loomis Sayles Small Cap Growth Portfolio	BHFTII-144

MetLife Aggregate Bond Index Portfolio	BHFTII-148

MetLife Mid Cap Stock index Portfolio	BHFTII-168

MetLife MSCI EAFE® Index Portfolio	BHFTII-176

MetLife Russell 2000® Index Portfolio	BHFTII-187

MetLife Stock Index Portfolio	BHFTII-210

MFS® Total Return Portfolio	BHFTII-220

MFS® Value Portfolio	BHFTII-234

Neuberger Berman Genesis Portfolio	BHFTII-238

T. Rowe Price Large Cap Growth Portfolio	BHFTII-241

T. Rowe Price Small Cap Growth Portfolio	BHFTII-248

VanEck Global Natural Resources Portfolio	BHFTII-255

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-259

Western Asset Management U.S. Government Portfolio	BHFTII-283

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Brazil—4.5%
MercadoLibre, Inc. (a)	47,691	$60,466,465

Canada—4.4%
AbCellera Biologics, Inc. (a)(b)	545,830	2,510,818
Constellation Software, Inc.	10,541	21,761,606
Lumine Group, Inc. (a)	560,350	8,300,565
Shopify, Inc. - Class A (a)	215,803	11,776,370
Topicus.com, Inc. (a)	221,778	14,649,676

		58,999,035

China—6.4%
Alibaba Group Holding Ltd. (a)	1,028,572	11,151,155
Meituan - Class B (a)	594,170	8,625,769
Ping An Insurance Group Co. of China Ltd. - Class H	1,863,500	10,555,236
Prosus NV (a)	358,629	10,568,642
Silergy Corp.	758,000	7,160,200
Tencent Holdings Ltd.	469,300	18,187,748
Tencent Music Entertainment Group (ADR) (a)	1,839,560	11,736,393
Wuxi Biologics Cayman, Inc. (a)	1,421,000	8,345,818

		86,330,961

Denmark—4.9%
Ambu AS - Class B	439,317	4,569,930
Chr Hansen Holding AS	135,456	8,285,723
Demant AS (a)	339,369	14,053,821
DSV AS	132,803	24,758,648
Novozymes AS - B Shares (b)	348,440	14,046,771

		65,714,893

Finland—1.1%
Kone Oyj - Class B	366,695	15,461,134

France—7.8%
Danone SA	389,295	21,448,564
Dassault Systemes SE	558,283	20,756,253
Edenred SE	440,918	27,548,694
Kering SA	38,058	17,303,523
Nexans SA	86,795	7,020,493
Sartorius Stedim Biotech	44,108	10,496,659

		104,574,186

Germany—9.1%
BioNTech SE (ADR) (a)(b)	84,778	9,210,282
Deutsche Boerse AG	154,626	26,726,376
Rational AG	27,918	17,675,144
SAP SE	283,940	36,857,118
Scout24 SE	467,858	32,488,094

		122,957,014

Hong Kong—3.3%
AIA Group Ltd.	4,331,000	35,033,747
Hong Kong Exchanges & Clearing Ltd.	242,600	9,044,591

		44,078,338

India—3.9%
HDFC Bank Ltd.	1,471,432	$26,937,888
ICICI Lombard General Insurance Co. Ltd.	793,980	12,457,576
Reliance Industries Ltd.	478,333	13,409,901

		52,805,365

Ireland—7.7%
CRH PLC	682,534	37,645,264
Kingspan Group PLC	382,449	28,511,420
Ryanair Holdings PLC (ADR) (a)	387,226	37,642,239

		103,798,923

Italy—1.8%
FinecoBank Banca Fineco SpA	1,276,869	15,502,683
Technoprobe SpA (a)	1,042,634	8,179,429

		23,682,112

Japan—13.2%
Denso Corp.	1,521,600	24,421,148
FANUC Corp.	661,800	17,275,019
Keyence Corp.	34,100	12,673,994
MonotaRO Co. Ltd.	1,069,300	11,441,581
Nidec Corp.	216,900	10,047,982
Nihon M&A Center Holdings, Inc. (b)	2,031,900	9,707,395
Nintendo Co. Ltd.	322,800	13,447,928
Recruit Holdings Co. Ltd.	325,100	10,011,281
Shimano, Inc.	94,900	12,814,136
Shiseido Co. Ltd.	432,000	15,165,657
SMC Corp.	35,400	15,846,158
Sony Group Corp.	302,500	24,745,008

		177,597,287

Netherlands—5.6%
Adyen NV (a)	17,884	13,256,826
ASML Holding NV	41,428	24,328,143
EXOR NV	174,939	15,507,130
IMCD NV	178,614	22,577,301

		75,669,400

Norway—0.5%
Aker Carbon Capture ASA (a)	6,509,268	6,882,416

Panama—0.8%
Copa Holdings SA - Class A	119,529	10,652,425

Russia—0.0%
Magnit PJSC (GDR) (a)(c)(d)	3	0
MMC Norilsk Nickel PJSC (a)(c)(d)	39,210	0
MMC Norilsk Nickel PJSC (ADR) (a)(c)(d)	7	0

		0

South Africa—1.2%
Discovery Ltd. (a)	2,295,045	16,646,679

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Korea—3.7%
Coupang, Inc. (a)	758,507	$12,894,619
Samsung Electronics Co. Ltd.	741,004	37,542,942

		50,437,561

Spain—1.6%
Amadeus IT Group SA	360,151	21,704,030

Sweden—4.3%
Atlas Copco AB - B Shares	2,675,727	31,258,610
Epiroc AB - B Shares	1,309,683	20,941,232
MIPS AB	166,328	5,605,079

		57,804,921

Switzerland—4.5%
Cie Financiere Richemont SA - Class A	213,176	25,973,885
Nestle SA	270,267	30,518,925
Wizz Air Holdings PLC (a)	194,084	4,516,861

		61,009,671

Taiwan—3.8%
Sea Ltd. (ADR) (a)(b)	181,235	7,965,278
Taiwan Semiconductor Manufacturing Co. Ltd.	2,632,000	42,712,338

		50,677,616

United Kingdom—3.8%
Experian PLC	597,113	19,507,174
Oxford Nanopore Technologies PLC (a)	2,100,439	5,272,470
Rio Tinto PLC	419,105	26,326,972

		51,106,616

United States—0.7%
Spotify Technology SA (a)	64,713	10,007,218

Total Common Stocks (Cost $1,302,164,833)		1,329,064,266

Warrants—0.0%

Canada—0.0%
Constellation Software, Inc. Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $17,143,174; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $17,482,483.	17,139,603	17,139,603

Total Short-Term Investments (Cost $17,139,603)		17,139,603

Securities Lending Reinvestments(e)—0.2%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $58,438; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% -5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $59,545.	58,376	$58,376
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $500,220; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $510,224.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $187,497; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $191,163.	187,414	187,414
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $500,228; collateralized by various Common Stock with an aggregate market value of $557,997.	500,000	500,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $41,796; collateralized by various Common Stock with an aggregate market value of $46,499.	41,777	41,777
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $10,005; collateralized by various Common Stock with an aggregate market value of $11,005.	10,000	10,000

		1,297,567

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (f)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (f)	300,000	300,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	300,000	300,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (f)	400,000	400,000

		1,600,000

Total Securities Lending Reinvestments (Cost $2,897,567)		2,897,567

Total Investments—100.1% (Cost $1,322,202,003)		1,349,101,436
Other assets and liabilities (net)—(0.1)%		(1,420,627)

Net Assets—100.0%		$1,347,680,809

See accompanying notes to financial statements.

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $32,270,081 and the collateral received consisted of cash in the amount of $2,897,567 and non-cash collateral with a value of $30,637,563. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Machinery	8.8
Software	7.6
Broadline Retail	7.0
Semiconductors & Semiconductor Equipment	6.1
Insurance	5.5
Financial Services	4.2
Passenger Airlines	3.9
Food Products	3.9
Interactive Media & Services	3.8
Textiles, Apparel & Luxury Goods	3.2

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$60,466,465	$—	$—	$60,466,465
Canada	58,999,035	—	—	58,999,035
China	11,736,393	74,594,568	—	86,330,961
Denmark	—	65,714,893	—	65,714,893
Finland	—	15,461,134	—	15,461,134
France	—	104,574,186	—	104,574,186
Germany	9,210,282	113,746,732	—	122,957,014
Hong Kong	—	44,078,338	—	44,078,338
India	—	52,805,365	—	52,805,365
Ireland	37,642,239	66,156,684	—	103,798,923
Italy	—	23,682,112	—	23,682,112
Japan	—	177,597,287	—	177,597,287
Netherlands	—	75,669,400	—	75,669,400
Norway	—	6,882,416	—	6,882,416
Panama	10,652,425	—	—	10,652,425
Russia	—	—	0	0
South Africa	—	16,646,679	—	16,646,679
South Korea	12,894,619	37,542,942	—	50,437,561
Spain	—	21,704,030	—	21,704,030
Sweden	—	57,804,921	—	57,804,921
Switzerland	—	61,009,671	—	61,009,671
Taiwan	7,965,278	42,712,338	—	50,677,616
United Kingdom	—	51,106,616	—	51,106,616
United States	10,007,218	—	—	10,007,218
Total Common Stocks	219,573,954	1,109,490,312	0	1,329,064,266
Total Warrants*	—	0	—	0
Total Short-Term Investment*	—	17,139,603	—	17,139,603
Securities Lending Reinvestments
Repurchase Agreements	—	1,297,567	—	1,297,567
Mutual Funds	1,600,000	—	—	1,600,000
Total Securities Lending Reinvestments	1,600,000	1,297,567	—	2,897,567
Total Investments	$221,173,954	$1,127,927,482	$0	$1,349,101,436

Collateral for Securities Loaned (Liability)	$—	$(2,897,567)	$—	$(2,897,567)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—66.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—36.0%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	3,355,761	$2,828,591
1.500%, 05/01/36	590,421	495,270
1.500%, 08/01/50	896,932	646,950
1.500%, 10/01/50	2,230,872	1,607,753
2.000%, 09/01/35	776,797	670,749
2.000%, 01/01/36	1,671,231	1,445,147
2.000%, 02/01/36	1,989,804	1,718,980
2.000%, 03/01/36	304,283	261,975
2.000%, 05/01/36	1,854,839	1,603,208
2.000%, 06/01/36	1,241,604	1,073,175
2.000%, 07/01/36	530,811	458,799
2.000%, 04/01/37	577,564	497,807
2.000%, 02/01/42	429,367	342,654
2.000%, 03/01/42	1,541,576	1,229,128
2.000%, 04/01/42	450,641	358,977
2.000%, 08/01/50	325,420	250,919
2.000%, 11/01/50	613,215	473,775
2.000%, 02/01/51	15,600,321	11,923,745
2.000%, 03/01/51	3,568,164	2,726,028
2.000%, 04/01/51	1,841,908	1,425,912
2.000%, 05/01/51	1,104,720	853,638
2.000%, 07/01/51	4,248,956	3,309,026
2.000%, 09/01/51	1,484,552	1,139,093
2.000%, 10/01/51	4,407,328	3,363,954
2.000%, 12/01/51	5,350,863	4,110,529
2.000%, 01/01/52	15,099,678	11,680,398
2.000%, 02/01/52	1,685,032	1,297,084
2.500%, 04/01/27	15,660	14,996
2.500%, 10/01/28	104,571	98,986
2.500%, 08/01/29	231,534	210,962
2.500%, 12/01/29	102,440	93,501
2.500%, 05/01/30	324,010	295,777
2.500%, 07/01/30	206,513	188,246
2.500%, 08/01/30	743,320	678,511
2.500%, 09/01/30	838,284	765,140
2.500%, 04/01/31	652,354	595,374
2.500%, 07/01/50	424,578	341,835
2.500%, 02/01/51	3,603,504	2,930,272
2.500%, 05/01/51	12,398,105	10,006,779
2.500%, 11/01/51	11,069,040	8,911,596
2.500%, 12/01/51	5,573,828	4,470,130
2.500%, 01/01/52	30,156,746	24,134,645
2.500%, 04/01/52	9,167,511	7,373,534
3.000%, 09/01/27	109,165	103,309
3.000%, 07/01/28	65,147	61,644
3.000%, 01/01/30	228,677	213,467
3.000%, 04/01/30	1,272,210	1,187,754
3.000%, 05/01/30	229,608	214,325
3.000%, 06/01/30	8,137	7,595
3.000%, 07/01/30	458,919	427,693
3.000%, 08/01/30	143,922	134,344
3.000%, 09/01/37	54,518	48,590
3.000%, 06/01/38	1,115,177	994,924
3.000%, 01/01/43	753,997	645,467
3.000%, 03/01/43	1,271,188	1,088,202

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 06/01/44	6,706,219	5,774,693
3.000%, 12/01/46	803,403	680,198
3.000%, 02/01/47	560,260	473,647
3.000%, 08/01/50	4,670,683	3,926,807
3.000%, 09/01/50	2,124,400	1,806,054
3.000%, 07/01/51	427,744	359,452
3.000%, 10/01/51	606,402	506,419
3.000%, 02/01/52	315,863	265,722
3.000%, 03/01/52	9,059,418	7,592,920
3.000%, 08/01/52	16,268,486	13,585,500
3.500%, 01/01/34	496,891	457,879
3.500%, 05/01/35	1,837,343	1,693,383
3.500%, 04/01/42	899,698	799,653
3.500%, 05/01/42	27,486	24,415
3.500%, 08/01/42	742,352	659,556
3.500%, 10/01/42	39,064	34,530
3.500%, 06/01/43	125,021	110,789
3.500%, 01/01/44	267,478	237,275
3.500%, 05/01/44	49,248	43,603
3.500%, 06/01/44	114,188	101,445
3.500%, 07/01/44	48,370	42,771
3.500%, 09/01/44	102,931	91,197
3.500%, 09/01/45	77,871	68,992
3.500%, 03/01/46	2,506,668	2,222,163
3.500%, 09/01/46	581,141	507,679
3.500%, 03/01/47	702,309	623,257
3.500%, 10/01/47	630,327	560,554
3.500%, 12/01/47	751,759	668,194
3.500%, 01/01/48	3,692,996	3,261,244
3.500%, 06/01/48	988,354	870,770
3.500%, 08/01/50	316,306	275,733
4.000%, 08/01/40	83,962	76,984
4.000%, 09/01/40	108,673	99,645
4.000%, 10/01/40	65,258	59,836
4.000%, 11/01/40	207,689	190,433
4.000%, 04/01/41	5,306	4,865
4.000%, 10/01/41	180,486	165,480
4.000%, 09/01/43	174,465	159,956
4.000%, 04/01/44	398,392	363,873
4.000%, 07/01/44	69,776	63,977
4.000%, 01/01/45	5,038,257	4,613,184
4.000%, 02/01/45	97,954	89,988
4.000%, 09/01/45	534,997	491,484
4.000%, 12/01/45	3,298,841	3,007,627
4.000%, 01/01/47	395,497	360,251
4.000%, 07/01/47	1,188,419	1,082,160
4.000%, 04/01/48	2,558,962	2,306,253
4.000%, 06/01/48	1,131,882	1,033,498
4.000%, 05/01/49	111,791	101,389
4.000%, 07/01/49	285,372	258,789
4.000%, 03/01/50	2,327,677	2,110,846
4.000%, 06/01/50	1,674,307	1,511,149
4.000%, 07/01/50	930,343	842,588
4.000%, 06/01/52	2,368,514	2,146,209
4.500%, 02/01/39	392,241	371,096

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 08/01/39	268,922	$252,997
4.500%, 12/01/39	84,299	79,744
4.500%, 07/01/40	29,559	27,963
4.500%, 05/01/41	400,665	378,775
4.500%, 05/01/42	455,858	431,241
4.500%, 10/01/43	76,746	71,695
4.500%, 12/01/43	510,282	482,816
4.500%, 04/01/47	892,234	838,465
4.500%, 05/01/47	340,143	319,639
4.500%, 07/01/47	723,907	680,268
4.500%, 02/01/49	973,440	909,639
4.500%, 04/01/49	537,391	502,098
4.500%, 07/01/52	1,761,103	1,617,756
4.500%, 08/01/52	481,135	441,968
5.000%, 10/01/41	221,697	216,860
5.000%, 11/01/41	1,596,578	1,558,457
5.000%, 11/01/52	896,693	846,902
5.000%, 12/01/52	3,978,978	3,758,038
5.000%, 01/01/53	1,158,124	1,093,777
5.000%, 02/01/53	342,195	322,971
5.500%, 02/01/35	56,368	56,157
5.500%, 09/01/39	65,327	64,347
5.500%, 01/01/40	75,553	73,431
5.500%, 06/01/41	805,752	805,301
5.500%, 01/01/53	1,026,624	992,968
5.500%, 03/01/53	1,524,737	1,475,454
5.500%, 05/01/53	4,194,134	4,058,821
5.500%, 08/01/53	309,105	298,832
6.000%, 11/01/52	71,135	70,357
6.000%, 01/01/53	1,304,896	1,288,350
6.000%, 02/01/53	698,298	689,591
6.000%, 03/01/53	447,695	442,203
6.000%, 04/01/53	721,201	712,289
6.000%, 05/01/53	2,526,753	2,496,102
6.000%, 06/01/53	1,523,248	1,506,598
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.941%, 05/25/29 (a) (b)	6,220,902	205,405
Federal Home Loan Mortgage Corp. REMICS 3.000%, 11/25/51 (b)	1,189,932	160,486
3.000%, 02/25/52 (b)	640,737	99,622
3.500%, 03/25/51 (b)	374,818	66,453
4.000%, 12/25/50 (b)	240,163	48,365
Federal Home Loan Mortgage Corp. STRIPS 3.000%, 10/15/52 (b)	5,157,830	856,923
Federal National Mortgage Association
1.500%, 12/01/35	169,501	142,135
1.500%, 03/01/36	376,948	316,957
1.500%, 05/01/36	602,144	506,204
1.500%, 06/01/36	2,158,828	1,810,890
1.500%, 12/01/36	973,694	816,398
1.500%, 02/01/37	627,712	527,753
1.500%, 11/01/41	18,986,345	14,655,367
1.500%, 12/01/41	9,678,883	7,470,952
1.500%, 10/01/50	2,330,610	1,676,931

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
1.500%, 11/01/50	2,023,769	1,456,142
1.500%, 03/01/51	2,719,654	1,957,237
2.000%, 10/01/31	79,133	70,254
2.000%, 11/01/31	1,017,088	902,404
2.000%, 12/01/31	110,559	98,143
2.000%, 03/01/32	729,371	647,519
2.000%, 06/01/35	793,817	686,517
2.000%, 09/01/35	261,038	225,378
2.000%, 02/01/36	275,927	238,231
2.000%, 03/01/36	460,056	396,125
2.000%, 04/01/36	650,046	562,158
2.000%, 05/01/36	440,760	381,006
2.000%, 07/01/36	725,566	626,322
2.000%, 09/01/36	944,636	816,503
2.000%, 11/01/36	323,735	279,735
2.000%, 01/01/37	318,575	275,277
2.000%, 02/01/37	1,161,105	999,073
2.000%, 03/01/37	2,987,196	2,570,629
2.000%, 04/01/37	974,481	838,919
2.000%, 10/01/40	318,637	258,756
2.000%, 12/01/40	1,389,590	1,126,184
2.000%, 12/01/41	1,372,770	1,091,574
2.000%, 02/01/42	701,066	559,594
2.000%, 03/01/42	6,768,995	5,398,161
2.000%, 04/01/42	1,051,722	838,830
2.000%, 08/01/42	4,212,319	3,368,812
2.000%, 09/01/50	1,599,055	1,224,341
2.000%, 10/01/50	2,040,577	1,564,560
2.000%, 11/01/50	370,026	282,767
2.000%, 12/01/50	2,139,068	1,650,828
2.000%, 01/01/51	12,799,754	9,792,764
2.000%, 02/01/51	1,659,812	1,268,624
2.000%, 03/01/51	1,667,595	1,287,048
2.000%, 04/01/51	3,153,130	2,435,977
2.000%, 08/01/51	12,221,443	9,329,826
2.000%, 11/01/51	21,016,886	16,075,898
2.000%, 12/01/51	6,939,694	5,342,601
2.000%, 01/01/52	7,335,620	5,680,243
2.000%, 02/01/52	11,312,121	8,685,808
2.000%, 03/01/52	4,716,037	3,629,358
2.500%, 09/01/27	61,650	58,799
2.500%, 02/01/28	8,248	7,830
2.500%, 04/01/28	21,090	20,021
2.500%, 08/01/28	65,202	61,686
2.500%, 01/01/30	379,457	345,861
2.500%, 02/01/30	38,306	35,730
2.500%, 03/01/30	73,495	66,995
2.500%, 07/01/30	242,180	220,706
2.500%, 08/01/30	810,338	740,726
2.500%, 09/01/30	505,690	460,897
2.500%, 11/01/30	954,661	870,109
2.500%, 03/01/31	40,586	38,528
2.500%, 06/01/31	292,181	263,781
2.500%, 07/01/31	156,738	141,509
2.500%, 08/01/31	22,497	20,266

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 10/01/31	1,390,445	$1,255,296
2.500%, 11/01/31	876,081	790,927
2.500%, 02/01/32	41,863	37,793
2.500%, 03/01/32	158,152	142,765
2.500%, 08/01/32	974,717	879,966
2.500%, 02/01/33	1,687,168	1,537,711
2.500%, 07/01/50	8,874,575	7,166,505
2.500%, 08/01/50	6,430,303	5,184,328
2.500%, 11/01/50	2,255,408	1,834,019
2.500%, 01/01/51	440,024	354,630
2.500%, 09/01/51	5,494,892	4,407,993
2.500%, 11/01/51	8,517,981	6,819,452
2.500%, 01/01/52	29,387,491	23,596,697
2.500%, 02/01/52	6,148,472	4,944,184
3.000%, 04/01/28	48,064	45,918
3.000%, 05/01/28	57,968	55,349
3.000%, 10/01/28	113,645	108,471
3.000%, 11/01/28	793,184	757,564
3.000%, 12/01/28	197,125	187,837
3.000%, 01/01/29	102,830	97,476
3.000%, 04/01/29	373,078	347,884
3.000%, 05/01/29	588,535	548,081
3.000%, 08/01/29	544,135	508,952
3.000%, 10/01/29	159,235	148,454
3.000%, 03/01/30	340,166	317,120
3.000%, 04/01/30	279,056	260,149
3.000%, 05/01/30	442,445	412,498
3.000%, 07/01/30	334,933	312,117
3.000%, 08/01/30	1,426,434	1,329,635
3.000%, 09/01/30	390,050	363,483
3.000%, 08/01/31	1,320,399	1,224,382
3.000%, 09/01/31	178,197	166,116
3.000%, 03/01/32	319,229	295,179
3.000%, 10/01/36	43,118	38,470
3.000%, 11/01/36	491,743	438,735
3.000%, 12/01/36	785,920	701,194
3.000%, 03/01/43	4,211,680	3,591,535
3.000%, 04/01/43	2,396,319	2,048,394
3.000%, 05/01/43	1,209,638	1,034,008
3.000%, 06/01/43	42,618	36,377
3.000%, 06/01/46	25,043	21,173
3.000%, 08/01/46	32,881	27,875
3.000%, 11/01/46	1,405,486	1,187,403
3.000%, 02/01/47	347,437	293,677
3.000%, 03/01/47	1,449,233	1,223,530
3.000%, 03/01/50	508,904	428,908
3.000%, 08/01/50	2,014,020	1,686,195
3.000%, 11/01/51	2,476,169	2,059,566
3.000%, 12/01/51	1,094,970	915,507
3.000%, 04/01/52	361,289	302,424
3.000%, 05/01/52	567,502	473,154
3.500%, 08/01/28	110,097	106,313
3.500%, 10/01/28	847,563	796,904
3.500%, 11/01/28	815,327	785,146
3.500%, 02/01/29	1,090,737	1,037,827

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.500%, 04/01/29	203,256	195,688
3.500%, 05/01/29	780,799	737,978
3.500%, 07/01/29	302,102	283,934
3.500%, 09/01/29	63,637	60,491
3.500%, 08/01/30	223,528	210,120
3.500%, 11/01/32	95,467	89,697
3.500%, 01/01/33	58,993	55,426
3.500%, 01/01/42	216,425	192,095
3.500%, 04/01/42	143,355	127,196
3.500%, 05/01/42	13,724	12,167
3.500%, 06/01/42	36,607	32,482
3.500%, 07/01/42	47,246	41,886
3.500%, 02/01/45	1,445,539	1,281,941
3.500%, 05/01/47	666,951	587,691
3.500%, 11/01/47	462,677	405,068
3.500%, 12/01/47	464,294	406,482
3.500%, 01/01/48	1,365,088	1,199,935
3.500%, 02/01/48	212,571	186,103
3.500%, 03/01/48	1,188,300	1,040,336
3.500%, 04/01/48	805,117	710,902
3.500%, 06/01/49	7,896,149	6,900,333
3.500%, 01/01/51	18,736,573	16,410,784
4.000%, 08/01/33	326,685	298,657
4.000%, 10/01/33	2,267,835	2,163,382
4.000%, 01/01/41	92,420	84,078
4.000%, 01/01/42	418,043	382,757
4.000%, 02/01/42	732,140	666,709
4.000%, 05/01/42	129,704	118,753
4.000%, 11/01/46	145,390	132,016
4.000%, 06/01/47	470,198	428,428
4.000%, 07/01/47	983,542	894,460
4.000%, 08/01/47	311,301	282,502
4.000%, 09/01/47	675,635	612,755
4.000%, 10/01/47	614,406	557,975
4.000%, 01/01/48	1,981,947	1,797,677
4.000%, 04/01/48	47,635	43,392
4.000%, 05/01/48	54,173	48,903
4.000%, 06/01/48	39,623	35,922
4.000%, 07/01/48	234,254	212,373
4.000%, 08/01/48	612,686	557,086
4.000%, 09/01/48	259,325	234,680
4.000%, 10/01/48	1,115,813	1,014,568
4.000%, 05/01/49	2,069,250	1,879,206
4.000%, 09/01/49	1,032,149	932,252
4.000%, 03/01/50	464,798	418,215
4.000%, 04/01/50	248,865	224,496
4.000%, 05/01/50	966,036	875,160
4.000%, 06/01/50	588,500	529,717
4.000%, 08/01/50	645,330	585,889
4.000%, 11/01/50	557,002	504,389
4.000%, 01/01/51	3,175,210	2,873,183
4.000%, 03/01/51	2,515,948	2,268,368
4.000%, 05/01/51	11,207,946	10,129,806
4.000%, 10/01/51	5,804,287	5,224,837
4.000%, 04/01/52	1,217,200	1,092,738

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 05/01/52	4,295,147	$3,888,054
4.500%, 02/01/25	14,182	13,683
4.500%, 04/01/25	5,171	4,999
4.500%, 07/01/25	9,587	9,265
4.500%, 06/01/26	117,424	113,353
4.500%, 08/01/39	361,349	341,269
4.500%, 11/01/39	313,600	296,265
4.500%, 01/01/40	13,680	12,922
4.500%, 04/01/40	27,330	25,808
4.500%, 05/01/40	64,647	61,069
4.500%, 06/01/40	64,232	60,677
4.500%, 07/01/40	134,275	126,845
4.500%, 11/01/40	265,129	250,452
4.500%, 07/01/41	60,176	56,844
4.500%, 09/01/41	275,950	260,673
4.500%, 10/01/41	68,500	64,707
4.500%, 01/01/42	55,434	52,369
4.500%, 08/01/42	316,480	298,965
4.500%, 09/01/43	262,938	245,701
4.500%, 10/01/43	564,823	527,801
4.500%, 11/01/43	1,353,167	1,261,796
4.500%, 12/01/43	568,457	533,451
4.500%, 01/01/44	483,856	454,152
4.500%, 06/01/44	1,888,089	1,771,817
4.500%, 07/01/45	517,903	486,019
4.500%, 09/01/45	269,408	252,825
4.500%, 11/01/45	966,541	907,043
4.500%, 12/01/45	360,610	338,405
4.500%, 07/01/46	1,736,831	1,629,884
4.500%, 09/01/46	307,561	288,319
4.500%, 09/01/47	27,929	26,204
4.500%, 10/01/47	207,500	193,514
4.500%, 11/01/47	1,117,255	1,047,466
4.500%, 12/01/47	36,689	34,343
4.500%, 01/01/48	1,076,442	1,008,584
4.500%, 02/01/48	53,951	50,563
4.500%, 03/01/48	98,436	92,214
4.500%, 04/01/48	579,104	544,445
4.500%, 05/01/48	5,137,389	4,809,228
4.500%, 07/01/48	85,792	80,377
4.500%, 08/01/48	1,089,972	1,021,794
4.500%, 11/01/48	653,205	611,041
4.500%, 02/01/49	5,767,213	5,420,231
4.500%, 05/01/49	5,251,240	4,935,293
4.500%, 07/01/52	260,657	239,461
5.000%, 11/01/32	1,841	1,777
5.000%, 09/01/35	72,520	71,058
5.000%, 06/01/39	3,096,489	3,034,012
5.000%, 04/01/41	5,034	4,782
5.000%, 07/01/41	98,092	95,195
5.000%, 08/01/41	110,028	107,245
5.000%, 01/01/42	43,990	42,070
5.000%, 12/01/52	449,613	424,508
5.000%, 01/01/53	3,689,039	3,482,273
5.500%, 11/01/32	337,867	335,767

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.500%, 12/01/32	58,126	57,829
5.500%, 01/01/33	213,741	212,648
5.500%, 12/01/33	79,510	79,103
5.500%, 05/01/34	666,415	663,013
5.500%, 08/01/37	693,791	690,241
5.500%, 02/01/38	135,676	134,588
5.500%, 03/01/38	65,487	65,373
5.500%, 06/01/38	42,526	41,153
5.500%, 12/01/38	76,211	73,845
5.500%, 01/01/39	125,251	124,854
5.500%, 08/01/39	89,305	87,598
5.500%, 12/01/39	175,273	174,375
5.500%, 04/01/40	15,656	15,400
5.500%, 04/01/41	98,106	96,089
5.500%, 01/01/53	983,300	951,509
5.500%, 05/01/53	5,087,609	4,924,498
5.500%, 06/01/53	1,489,559	1,441,854
6.000%, 02/01/34	78,885	80,011
6.000%, 08/01/34	57,541	58,335
6.000%, 04/01/35	919,621	928,978
6.000%, 06/01/36	137,637	139,779
6.000%, 02/01/38	141,666	143,952
6.000%, 03/01/38	68,022	69,163
6.000%, 05/01/38	189,035	192,159
6.000%, 10/01/38	220,723	223,761
6.000%, 12/01/38	79,358	80,689
6.000%, 04/01/40	728,358	740,395
6.000%, 09/01/40	78,650	79,849
6.000%, 06/01/41	180,103	183,125
6.000%, 11/01/52	76,055	75,224
6.000%, 01/01/53	1,776,624	1,754,097
6.000%, 04/01/53	466,761	461,659
6.000%, 05/01/53	2,247,785	2,223,192
6.000%, 07/01/53	2,408,442	2,382,117
6.000%, 08/01/53	4,594,659	4,535,926
6.500%, 05/01/40	1,061,875	1,088,774
Federal National Mortgage Association Interest STRIPS 3.000%, 03/25/50 (b)	2,094,562	360,598
3.500%, 08/25/49 (b)	638,089	114,755
Federal National Mortgage Association REMICS 3.500%, 02/25/51 (b)	573,075	103,388
4.000%, 06/25/51 (b)	648,114	129,073
5.000%, 04/25/35	1,144	1,136
FREMF Mortgage Trust 0.100%, 01/25/29 (144A) (b)	25,208,609	96,882
4.376%, 08/25/50 (144A) (a)	304,000	280,794
Government National Mortgage Association
0.923%, 02/16/50 (a) (b)	138,443	3,170
2.000%, 08/20/50	6,953,144	5,528,595
2.000%, 11/20/50	893,162	709,841
2.000%, 01/20/51	10,430,950	8,270,005
2.000%, 02/20/51	780,327	618,620
2.500%, 04/20/51	6,084,852	4,982,089
2.500%, 10/20/51	3,596,615	2,941,493
2.500%, 12/20/51	2,455,822	2,008,526

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
2.500%, 05/20/52	5,051,415	$4,129,709
2.500%, 06/20/52	3,943,650	3,225,407
2.500%, 07/20/52	2,688,645	2,199,432
2.500%, 12/20/52	443,913	363,136
2.500%, 01/20/53	1,896,085	1,551,263
3.000%, 12/20/44	37,618	32,503
3.000%, 02/15/45	434,018	379,643
3.000%, 09/20/47	763,528	655,609
3.000%, 03/20/49	18,758	16,061
3.000%, 05/20/50	300,437	256,145
3.000%, 01/20/51	21,385,482	18,233,101
3.500%, 01/15/42	125,147	112,468
3.500%, 02/15/42	62,477	56,169
3.500%, 04/15/42	161,497	145,122
3.500%, 05/15/42	182,122	163,686
3.500%, 08/15/42	181,434	163,078
3.500%, 11/15/42	55,353	49,764
3.500%, 12/15/42	523,918	470,852
3.500%, 01/15/43	152,060	136,640
3.500%, 02/15/43	312,976	281,233
3.500%, 03/15/43	227,112	204,073
3.500%, 04/15/43	714,283	642,005
3.500%, 04/20/43	697,977	624,898
3.500%, 05/15/43	1,022,711	919,126
3.500%, 05/20/43	383,231	343,938
3.500%, 06/15/43	300,402	269,989
3.500%, 07/15/43	851,098	764,891
3.500%, 07/20/43	29,619	26,524
3.500%, 02/20/44	750,619	671,542
3.500%, 03/20/45	26,702	23,779
3.500%, 04/20/45	39,813	35,515
3.500%, 05/20/45	162,996	145,197
3.500%, 07/20/45	29,315	26,085
3.500%, 08/20/45	39,482	35,171
3.500%, 10/20/45	74,797	66,561
3.500%, 11/20/45	27,587	24,549
3.500%, 12/20/45	415,099	368,164
3.500%, 01/20/46	83,361	74,310
3.500%, 05/20/46	345,802	308,318
3.500%, 09/20/46	131,167	116,614
3.500%, 10/20/46	808,494	719,541
3.500%, 03/20/48	31,952	28,340
3.500%, 04/20/48	13,008	11,520
4.000%, 04/20/39	14,458	13,394
4.000%, 07/20/39	107,551	99,604
4.000%, 09/20/40	27,649	25,603
4.000%, 10/20/40	319,387	295,753
4.000%, 11/20/40	177,752	164,604
4.000%, 12/20/40	678,725	628,495
4.000%, 01/20/41	605,780	560,950
4.000%, 02/20/41	10,713	9,920
4.000%, 03/15/41	246,093	227,710
4.000%, 12/15/41	21,985	20,407
4.000%, 07/20/43	63,646	58,816
4.000%, 08/20/44	239,757	220,606

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.000%, 10/20/46	37,032	33,788
4.000%, 05/20/47	160,016	146,756
4.000%, 06/20/47	410,573	376,525
4.000%, 11/20/47	473,749	433,904
4.000%, 12/20/47	232,535	212,917
4.000%, 05/20/50	469,642	431,007
4.500%, 12/20/39	24,622	23,385
4.500%, 01/20/40	29,789	28,290
4.500%, 02/20/40	24,465	23,234
4.500%, 05/20/40	1,548	1,470
4.500%, 02/15/42	2,915,043	2,780,665
4.500%, 03/15/47	69,211	65,639
4.500%, 04/15/47	151,870	144,091
4.500%, 05/15/47	50,392	48,006
4.500%, 09/20/48	248,649	232,646
4.500%, 03/20/49	965,118	904,065
4.500%, 04/20/49	207,652	194,503
4.500%, 05/20/49	816,003	762,943
4.500%, 04/20/50	23,404	21,743
5.000%, 10/20/33	291,517	286,097
5.000%, 12/15/38	97,514	95,478
5.000%, 07/15/39	160,494	156,844
5.000%, 10/15/39	118,137	115,301
5.000%, 10/20/39	89,733	88,082
5.000%, 09/15/40	7,320	7,127
5.000%, 12/15/40	320,789	313,944
5.000%, 07/20/42	126,448	124,088
5.500%, 04/15/33	9,452	9,262
6.500%, 04/15/33	30,390	31,324
Government National Mortgage Association REMICS 3.000%, 08/20/50	1,601,905	245,252
3.000%, 02/20/51	1,376,329	210,693
3.000%, 05/20/51 (b)	2,551,677	376,425
3.000%, 08/20/51 (b)	1,370,295	207,575
Government National Mortgage Association, TBA 2.000%, TBA (c)	20,528,300	16,226,178
2.500%, TBA (c)	13,783,369	11,264,112
3.000%, TBA (c)	7,012,470	5,942,520
3.500%, TBA (c)	12,938,496	11,332,303
4.000%, TBA (c)	10,905,500	9,824,748
4.500%, TBA (c)	7,019,000	6,484,075
5.000%, TBA (c)	9,835,000	9,319,431
5.500%, TBA (c)	8,009,000	7,771,858
6.000%, TBA (c)	4,607,000	4,563,033
6.500%, TBA (c)	2,457,000	2,469,798
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	22,711,469	17,820,042
3.000%, TBA (c)	47,516,974	39,240,743
3.500%, TBA (c)	6,449,006	5,409,347
5.000%, TBA (c)	60,311,229	56,899,875
5.500%, TBA (c)	89,782,216	86,762,587
6.000%, TBA (c)	21,615,900	21,332,191
6.500%, TBA (c)	4,677,000	4,698,193
7.000%, TBA (c)	1,015,000	1,036,053

		969,014,193

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—30.4%
U.S. Treasury Bonds 1.125%, 05/15/40	10,822,000	$6,211,659
1.125%, 08/15/40	10,822,000	6,151,631
1.375%, 11/15/40	10,822,000	6,404,849
1.375%, 08/15/50	9,651,000	4,709,386
1.625%, 11/15/50	7,108,000	3,723,093
1.875%, 11/15/51	6,799,000	3,789,646
2.250%, 08/15/49	8,941,000	5,565,772
2.375%, 05/15/51	11,094,500	7,036,340
2.500%, 02/15/45	20,100,000	13,649,156
2.750%, 11/15/47	20,100,000	14,016,609
2.875%, 05/15/43	3,865,000	2,863,421
2.875%, 11/15/46	3,706,000	2,661,661
3.000%, 05/15/47	7,399,700	5,428,663
3.000%, 02/15/48 (d) (e)	23,806,000	17,417,437
3.000%, 02/15/49 (e)	27,047,500	19,771,089
3.000%, 08/15/52	16,709,800	12,175,961
3.125%, 02/15/43	3,865,000	2,992,053
3.125%, 08/15/44	7,210,100	5,508,967
3.625%, 08/15/43	10,664,000	8,898,608
3.625%, 02/15/53	7,334,000	6,065,447
3.625%, 05/15/53	8,889,500	7,360,228
3.750%, 11/15/43	10,664,000	9,051,903
3.875%, 02/15/43	4,892,500	4,258,004
4.000%, 11/15/42	6,181,700	5,486,742
4.000%, 11/15/52	6,799,000	6,026,145
4.125%, 08/15/53	13,290,000	12,064,828
4.250%, 05/15/39	1,010,000	952,004
4.375%, 11/15/39	1,010,000	961,118
4.375%, 05/15/40	7,210,800	6,840,683
4.375%, 05/15/41	2,090,500	1,970,868
4.500%, 08/15/39 (d)	15,430,200	14,944,390
4.750%, 02/15/41	2,090,500	2,067,553
U.S. Treasury Inflation-Indexed Bond 1.500%, 02/15/53 (f)	4,034,099	3,333,687
U.S. Treasury Notes
0.250%, 06/30/25	6,272,000	5,764,360
0.375%, 04/30/25	70,199,000	65,079,409
0.375%, 09/30/27	7,108,000	5,999,874
0.500%, 02/28/26	14,020,400	12,622,741
0.500%, 05/31/27	15,364,000	13,200,437
0.500%, 08/31/27	19,598,300	16,681,522
0.625%, 07/31/26	4,181,000	3,721,253
0.750%, 05/31/26	12,344,000	11,085,973
0.875%, 06/30/26	13,598,000	12,235,013
1.250%, 08/15/31	28,432,000	22,222,496
1.500%, 10/31/24	41,246,000	39,557,492
1.500%, 02/15/25	6,900,000	6,554,461
1.500%, 08/15/26	10,766,000	9,813,461
1.500%, 02/15/30	5,471,000	4,534,946
1.625%, 11/30/26	8,362,000	7,592,108
1.625%, 08/15/29	2,246,000	1,905,942
1.625%, 05/15/31	16,205,000	13,156,434
1.750%, 07/31/24	14,357,000	13,923,486
1.750%, 12/31/24	41,246,000	39,464,044
2.000%, 02/15/25	9,276,000	8,872,711

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.125%, 07/31/24	7,432,000	7,229,362
2.125%, 05/15/25	8,178,000	7,789,226
2.375%, 05/15/29	5,471,000	4,861,924
2.625%, 04/15/25	14,421,500	13,869,990
2.625%, 02/15/29	5,471,000	4,949,118
2.750%, 05/15/25	16,557,700	15,928,378
2.750%, 08/15/32	55,981,000	48,476,047
2.875%, 06/15/25	6,900,000	6,642,867
2.875%, 05/15/32	1,745,500	1,532,154
3.125%, 11/15/28	4,225,000	3,934,036
3.750%, 05/31/30	6,900,000	6,550,687
3.875%, 11/30/27	6,857,000	6,647,004
3.875%, 09/30/29	37,320,700	35,800,173
3.875%, 12/31/29	24,904,000	23,856,281
4.000%, 12/15/25	15,949,000	15,616,937
4.000%, 10/31/29 (d)	55,981,000	54,050,093
4.125%, 08/31/30	16,560,300	16,073,841

		818,155,882

Total U.S. Treasury & Government Agencies (Cost $1,994,327,809)		1,787,170,075

Corporate Bonds & Notes—23.9%

Aerospace/Defense—1.0%
BAE Systems PLC 3.400%, 04/15/30 (144A)	5,221,000	4,546,339
Boeing Co. 3.825%, 03/01/59	399,000	254,873
3.950%, 08/01/59	780,000	517,586
5.930%, 05/01/60	701,000	629,441
L3Harris Technologies, Inc. 1.800%, 01/15/31	1,245,000	950,948
2.900%, 12/15/29	1,369,000	1,165,711
3.850%, 12/15/26	980,000	928,041
4.400%, 06/15/28	179,000	169,380
5.400%, 07/31/33 (g)	1,677,000	1,612,055
Lockheed Martin Corp. 3.600%, 03/01/35	1,906,000	1,610,539
4.450%, 05/15/28	936,000	905,876
Northrop Grumman Corp. 4.700%, 03/15/33 (g)	1,586,000	1,480,730
4.950%, 03/15/53	2,763,000	2,425,987
5.250%, 05/01/50	280,000	258,190
RTX Corp. 2.250%, 07/01/30	1,235,000	993,652
2.820%, 09/01/51	3,908,000	2,237,447
3.030%, 03/15/52	1,488,000	895,075
3.125%, 07/01/50	416,000	258,643
4.125%, 11/16/28	1,639,000	1,528,295
4.200%, 12/15/44	425,000	309,440
5.375%, 02/27/53	322,000	291,405
7.000%, 11/01/28	1,810,000	1,869,959

		25,839,612

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.3%
Altria Group, Inc. 4.250%, 08/09/42	2,021,000	$1,462,940
4.500%, 05/02/43	1,233,000	916,517
4.800%, 02/14/29	626,000	595,380
BAT Capital Corp. 3.984%, 09/25/50	706,000	443,087
4.758%, 09/06/49	1,151,000	809,467
7.081%, 08/02/53 (g)	1,336,000	1,262,063
Frigorifico Concepcion SA 7.700%, 07/21/28 (144A)	220,000	181,830
Philip Morris International, Inc. 5.125%, 11/17/27	713,000	698,163
Reynolds American, Inc. 5.850%, 08/15/45	2,188,000	1,812,385

		8,181,832

Airlines—0.2%
ABRA Global Finance 11.500%, 5.500% PIK, 03/02/28 (144A) (h)	355,919	285,046
Air Canada Pass-Through Trust 3.700%, 01/15/26 (144A)	5,106	4,852
Allegiant Travel Co. 7.250%, 08/15/27 (144A)	175,000	164,719
8.500%, 02/05/24 (144A)	892,000	892,000
American Airlines Pass-Through Trust 3.150%, 02/15/32	871,713	746,455
Avianca Midco 2 PLC 9.000%, 12/01/28 (144A)	211,534	180,367
Azul Investments LLP 5.875%, 10/26/24	200,000	183,204
Azul Secured Finance LLP 11.930%, 08/28/28 (144A)	200,000	198,078
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,258,000	2,220,873
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	608,413	555,213
United Airlines Pass-Through Trust 2.700%, 05/01/32	15,462	12,753
2.875%, 10/07/28	378,035	333,080
3.100%, 07/07/28	11,618	10,500
3.650%, 10/07/25	44,960	42,369
4.000%, 04/11/26	168,543	160,123
4.875%, 01/15/26	410,529	397,422

		6,387,054

Apparel—0.0%
William Carter Co. 5.625%, 03/15/27 (144A)	21,000	20,197

Auto Manufacturers—0.0%
Ford Motor Co. 3.250%, 02/12/32	105,000	80,920

Auto Parts & Equipment—0.0%
Dana, Inc. 4.250%, 09/01/30	73,000	58,590
Metalsa Sapi de CV 3.750%, 05/04/31	209,000	154,730
Tenneco, Inc. 8.000%, 11/17/28 (144A)	410,000	333,637
Tupy Overseas SA 4.500%, 02/16/31	209,000	167,461

		714,418

Banks—5.0%
Bank of America Corp. 2.972%, SOFR + 1.330%, 02/04/33 (a)	840,000	662,386
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	932,000	853,736
4.571%, SOFR + 1.830%, 04/27/33 (a)	4,469,000	3,967,726
5.288%, SOFR + 1.910%, 04/25/34 (a)	65,000	60,483
5.819%, SOFR + 1.570%, 09/15/29 (a)	11,759,000	11,614,687
Barclays PLC 6.224%, SOFR + 2.980%, 05/09/34 (a)	2,907,000	2,753,770
6.692%, SOFR + 2.620%, 09/13/34 (a) (g)	1,226,000	1,196,921
Citigroup, Inc. 3.057%, SOFR + 1.351%, 01/25/33 (a)	3,822,000	3,021,432
6.270%, SOFR + 2.338%, 11/17/33 (a) (g)	2,695,000	2,687,032
Credit Suisse AG 0.250%, 09/01/28 (EUR)	900,000	780,985
2.950%, 04/09/25 (g)	293,000	278,407
3.625%, 09/09/24 (g)	1,586,000	1,543,569
3.700%, 02/21/25	4,712,000	4,542,201
4.750%, 08/09/24	3,092,000	3,048,058
5.000%, 07/09/27	3,058,000	2,937,445
7.500%, 02/15/28	2,562,000	2,679,918
7.950%, 01/09/25	2,967,000	3,019,463
Deutsche Bank AG 5.371%, 09/09/27 (g)	2,228,000	2,175,700
6.720%, SOFR + 3.180%, 01/18/29 (a)	1,010,000	1,003,997
Freedom Mortgage Corp. 8.125%, 11/15/24 (144A)	209,000	209,019
8.250%, 04/15/25 (144A)	108,000	108,022
Goldman Sachs Group, Inc. 2.383%, SOFR + 1.248%, 07/21/32 (a)	482,000	367,086
2.615%, SOFR + 1.281%, 04/22/32 (a)	2,598,000	2,029,237
2.650%, SOFR + 1.264%, 10/21/32 (a)	6,417,000	4,953,074
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	3,318,000	3,069,246
4.482%, SOFR + 1.725%, 08/23/28 (a)	1,702,000	1,610,962
5.849%, SOFR + 0.505%, 09/10/24 (a)	3,677,000	3,668,249
JPMorgan Chase & Co. 1.764%, 3M TSFR + 1.105%, 11/19/31 (a)	411,000	309,138
1.953%, SOFR + 1.065%, 02/04/32 (a)	745,000	564,988
2.545%, SOFR + 1.180%, 11/08/32 (a)	3,103,000	2,401,393
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)	742,000	585,308
2.963%, SOFR + 1.260%, 01/25/33 (a)	1,984,000	1,579,516
4.493%, 3M TSFR + 3.790%, 03/24/31 (a)	413,000	378,152
4.565%, SOFR + 1.750%, 06/14/30 (a)	2,318,000	2,162,314
5.350%, SOFR + 1.845%, 06/01/34 (a) (g)	3,521,000	3,338,883

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 1.794%, SOFR + 1.034%, 02/13/32 (a)	691,000	$511,718
2.239%, SOFR + 1.178%, 07/21/32 (a)	1,931,000	1,455,368
2.511%, SOFR + 1.200%, 10/20/32 (a)	560,000	428,267
2.699%, SOFR + 1.143%, 01/22/31 (a)	6,420,000	5,249,062
2.720%, SOFR + 1.152%, 07/22/25 (a)	691,000	670,602
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	350,000	323,801
4.889%, SOFR + 2.076%, 07/20/33 (a)	311,000	282,583
5.164%, SOFR + 1.590%, 04/20/29 (a)	2,535,000	2,438,809
5.250%, SOFR + 1.870%, 04/21/34 (a)	3,484,000	3,234,824
5.424%, SOFR + 1.880%, 07/21/34 (a) (g)	5,105,000	4,815,505
5.449%, SOFR + 1.630%, 07/20/29 (a) (g)	8,512,000	8,294,678
6.342%, SOFR + 2.560%, 10/18/33 (a)	2,247,000	2,259,806
Morgan Stanley Bank NA 4.754%, 04/21/26	1,091,000	1,066,402
State Street Corp. 9.268%, 3M TSFR + 3.859%, 12/15/23 (a)	280,000	280,606
UBS Group AG 0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	500,000	460,738
2.746%, 1Y H15 + 1.100%, 02/11/33 (144A) (a)	360,000	272,176
3.750%, 03/26/25 (g)	664,000	638,641
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (a)	1,076,000	974,623
4.282%, 01/09/28 (144A)	947,000	870,701
4.550%, 04/17/26	4,463,000	4,286,508
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a) (g)	373,000	372,679
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	459,000	453,636
9.016%, SOFR + 5.020%, 11/15/33 (144A) (a)	1,396,000	1,612,121
Wells Fargo & Co. 5.389%, SOFR + 2.020%, 04/24/34 (a)	895,000	836,742
5.557%, SOFR + 1.990%, 07/25/34 (a)	6,855,000	6,490,885
5.574%, SOFR + 1.740%, 07/25/29 (a)	4,353,000	4,246,751
Wells Fargo Bank NA 5.450%, 08/07/26	5,450,000	5,413,515

		134,404,250

Biotechnology—0.6%
Amgen, Inc. 2.450%, 02/21/30	482,000	399,090
4.050%, 08/18/29	2,903,000	2,694,594
4.400%, 02/22/62	3,453,000	2,558,164
5.250%, 03/02/30	2,883,000	2,816,653
5.750%, 03/02/63	2,202,000	2,031,302
Gilead Sciences, Inc. 1.650%, 10/01/30	2,632,000	2,055,085
2.600%, 10/01/40	980,000	646,872
4.500%, 02/01/45	1,286,000	1,071,287
4.800%, 04/01/44	131,000	114,224
5.650%, 12/01/41	447,000	433,997

		14,821,268

Building Materials—0.0%
Emerald Debt Merger Sub LLC 6.625%, 12/15/30 (144A)	198,000	190,609
Owens Corning 3.875%, 06/01/30	649,000	573,297
3.950%, 08/15/29	307,000	278,901

		1,042,807

Chemicals—0.1%
Braskem Netherlands Finance BV 7.250%, 02/13/33 (144A)	200,000	$184,275
Eastman Chemical Co. 5.750%, 03/08/33	284,000	271,358
Olympus Water U.S. Holding Corp. 9.750%, 11/15/28 (144A)	1,024,000	1,021,786
Rain Carbon, Inc. 12.250%, 09/01/29 (144A)	128,000	134,240
Sasol Financing USA LLC 5.875%, 03/27/24	654,000	647,557

		2,259,216

Commercial Services—0.2%
Garda World Security Corp. 7.750%, 02/15/28 (144A)	62,000	60,785
Global Payments, Inc. 2.150%, 01/15/27	3,019,000	2,661,621
2.900%, 05/15/30	2,125,000	1,742,131
GXO Logistics, Inc. 2.650%, 07/15/31	418,000	317,146
Moody’s Corp. 3.100%, 11/29/61	591,000	343,264
RELX Capital, Inc. 4.750%, 05/20/32	288,000	268,938
S&P Global, Inc. 5.250%, 09/15/33 (144A)	923,000	899,676

		6,293,561

Computers—0.2%
Booz Allen Hamilton, Inc. 5.950%, 08/04/33	1,091,000	1,064,380
Dell International LLC/EMC Corp. 4.900%, 10/01/26	3,046,000	2,971,835
6.020%, 06/15/26	317,000	318,236
Hewlett Packard Enterprise Co. 5.250%, 07/01/28	1,038,000	1,013,343

		5,367,794

Cosmetics/Personal Care—0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625%, 07/15/30 (144A)	62,000	60,533

Diversified Financial Services—0.3%
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A)	254,000	245,440
Capital One Financial Corp. 5.817%, SOFR + 2.600%, 02/01/34 (a)	1,260,000	1,135,511
Charles Schwab Corp. 5.853%, SOFR + 2.500%, 05/19/34 (a)	995,000	946,139
6.136%, SOFR + 2.010%, 08/24/34 (a)	2,113,000	2,055,435
Nasdaq, Inc. 5.550%, 02/15/34	1,054,000	1,005,993
6.100%, 06/28/63	766,000	712,370

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	260,000	$211,101
5.500%, 08/15/28 (144A)	295,000	260,209
5.750%, 11/15/31 (144A)	128,000	105,884
6.000%, 01/15/27 (144A)	65,000	61,420
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/29 (144A) (g)	288,000	238,100
United Wholesale Mortgage LLC 5.500%, 11/15/25 (144A)	820,000	779,966

		7,757,568

Electric—2.8%
AEP Texas, Inc. 3.450%, 05/15/51	652,000	414,246
3.800%, 10/01/47	718,000	487,250
3.950%, 06/01/28	802,000	742,875
5.250%, 05/15/52	766,000	656,208
5.400%, 06/01/33	1,376,000	1,311,821
AEP Transmission Co. LLC 2.750%, 08/15/51	678,000	386,424
3.150%, 09/15/49	674,000	432,235
3.650%, 04/01/50	1,001,000	709,373
3.800%, 06/15/49	851,000	616,010
Alabama Power Co. 3.000%, 03/15/52	570,000	344,569
3.125%, 07/15/51	602,000	368,584
4.150%, 08/15/44	435,000	334,542
5.500%, 03/15/41	285,000	261,290
Ameren Illinois Co. 2.900%, 06/15/51	513,000	309,406
3.250%, 03/15/50	384,000	252,156
3.700%, 12/01/47	699,000	509,128
American Transmission Systems, Inc. 2.650%, 01/15/32 (144A)	1,966,000	1,554,149
Baltimore Gas & Electric Co. 3.200%, 09/15/49	407,000	262,118
3.500%, 08/15/46	573,000	390,579
3.750%, 08/15/47	954,000	679,351
4.250%, 09/15/48	622,000	478,985
5.400%, 06/01/53	633,000	581,711
CenterPoint Energy Houston Electric LLC 3.950%, 03/01/48	1,260,000	950,699
4.850%, 10/01/52	551,000	478,747
Commonwealth Edison Co. 2.750%, 09/01/51	429,000	243,297
3.125%, 03/15/51	928,000	583,332
3.200%, 11/15/49	1,306,000	826,009
Consumers Energy Co. 3.100%, 08/15/50	631,000	406,687
3.750%, 02/15/50	1,357,000	981,724
4.625%, 05/15/33	827,000	769,850
DTE Electric Co. 3.250%, 04/01/51	809,000	520,864
4.050%, 05/15/48	1,373,000	1,041,149
5.400%, 04/01/53	1,078,000	1,007,597

Electric—(Continued)
Duke Energy Carolinas LLC 3.200%, 08/15/49	1,649,000	1,056,801
3.450%, 04/15/51	1,859,000	1,244,197
3.875%, 03/15/46	871,000	633,213
3.950%, 03/15/48	814,000	598,406
Duke Energy Florida LLC 2.500%, 12/01/29	1,541,000	1,306,212
3.000%, 12/15/51	1,994,000	1,214,307
5.950%, 11/15/52	1,610,000	1,581,275
Duke Energy Ohio, Inc. 5.650%, 04/01/53	276,000	260,313
Duke Energy Progress LLC 2.500%, 08/15/50	1,216,000	663,979
3.450%, 03/15/29	1,483,000	1,344,680
4.000%, 04/01/52	750,000	545,603
5.350%, 03/15/53	1,077,000	978,897
Edison International 5.250%, 11/15/28	2,463,000	2,369,756
5.750%, 06/15/27	848,000	840,153
6.950%, 11/15/29	2,194,000	2,262,693
Entergy Arkansas LLC 2.650%, 06/15/51	469,000	261,299
Entergy Louisiana LLC 4.200%, 09/01/48	861,000	653,203
Eversource Energy 5.450%, 03/01/28 (g)	1,132,000	1,118,884
Exelon Corp. 4.700%, 04/15/50 (g)	334,000	266,937
5.100%, 06/15/45 (g)	304,000	259,925
FirstEnergy Corp. 2.050%, 03/01/25	272,000	255,202
2.250%, 09/01/30	849,000	658,113
3.400%, 03/01/50	850,000	528,317
4.150%, 07/15/27	1,223,000	1,136,743
FirstEnergy Transmission LLC 4.550%, 04/01/49 (144A)	1,859,000	1,455,362
Florida Power & Light Co. 2.875%, 12/04/51	592,000	358,400
3.150%, 10/01/49	798,000	519,427
Generacion Mediterranea SA/Central Termica Roca SA 9.875%, 12/01/27 (144A)	313,222	273,443
Georgia Power Co. 5.125%, 05/15/52	642,000	565,675
MidAmerican Energy Co. 4.250%, 05/01/46	338,000	263,497
NextEra Energy Capital Holdings, Inc. 5.749%, 09/01/25	1,723,000	1,718,162
Northern States Power Co. 3.200%, 04/01/52	1,721,000	1,100,541
4.000%, 08/15/45	471,000	353,674
5.100%, 05/15/53 (g)	956,000	855,352
NRG Energy, Inc. 2.450%, 12/02/27 (144A)	331,000	280,578
Ohio Power Co.
1.625%, 01/15/31	1,570,000	1,192,643
2.600%, 04/01/30	800,000	662,437

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Ohio Power Co.
2.900%, 10/01/51	986,000	$584,444
4.000%, 06/01/49	800,000	583,056
5.000%, 06/01/33 (g)	1,747,000	1,639,166
6.600%, 02/15/33	256,000	262,143
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	928,000	589,066
Pacific Gas & Electric Co. 3.500%, 08/01/50	3,744,000	2,228,833
3.950%, 12/01/47	910,000	582,615
4.250%, 03/15/46	474,000	313,189
4.950%, 07/01/50	1,514,000	1,128,488
5.250%, 03/01/52	403,000	310,590
6.700%, 04/01/53	320,000	300,530
PECO Energy Co. 2.800%, 06/15/50	541,000	319,544
2.850%, 09/15/51	429,000	253,911
3.000%, 09/15/49	467,000	290,558
3.050%, 03/15/51	1,079,000	666,770
3.700%, 09/15/47	353,000	254,909
Public Service Co. of New Hampshire 5.150%, 01/15/53 (g)	887,000	799,101
Public Service Electric & Gas Co. 2.050%, 08/01/50	1,054,000	538,246
2.450%, 01/15/30	972,000	811,943
3.150%, 01/01/50	602,000	390,950
3.850%, 05/01/49	338,000	249,988
San Diego Gas & Electric Co. 3.320%, 04/15/50	1,096,000	699,350
3.700%, 03/15/52	599,000	414,942
4.100%, 06/15/49	435,000	322,396
5.350%, 04/01/53	1,024,000	929,967
Southern California Edison Co. 2.250%, 06/01/30	2,504,000	2,010,386
2.500%, 06/01/31	1,051,000	835,366
5.650%, 10/01/28	430,000	429,231
5.950%, 11/01/32	2,611,000	2,604,028
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	2,293,000	2,214,137
Union Electric Co. 5.450%, 03/15/53	440,000	405,836
Virginia Electric & Power Co. 4.000%, 01/15/43	627,000	478,901
4.650%, 08/15/43	627,000	515,188

		76,489,032

Energy-Alternate Sources—0.0%
SCC Power PLC 4.000%, 4.000% PIK, 05/17/32 (144A) (h)	678,303	78,683
8.000%, 4.000% PIK, 12/31/28 (144A) (h)	1,252,252	480,865

		559,548

Entertainment—0.2%
Affinity Interactive 6.875%, 12/15/27 (144A)	194,000	164,469
Caesars Entertainment, Inc. 8.125%, 07/01/27 (144A)	433,000	435,064
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	155,000	140,030
HR Ottawa LP 11.000%, 03/31/31 (144A)	3,772,000	3,611,690
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	310,000	263,925
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	316,000	276,224

		4,891,402

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A) (g)	72,000	67,848
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	135,000	110,754
Republic Services, Inc. 5.000%, 04/01/34	552,000	522,534
Waste Management, Inc. 4.875%, 02/15/34	798,000	755,205

		1,456,341

Food—0.0%
BRF SA 4.875%, 01/24/30	200,000	161,859
Pilgrim’s Pride Corp. 6.250%, 07/01/33	436,000	409,748

		571,607

Gas—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%, 06/01/28 (144A)	309,000	313,249
Atmos Energy Corp. 3.375%, 09/15/49	393,000	262,345
4.125%, 03/15/49	368,000	283,314
CenterPoint Energy Resources Corp. 5.250%, 03/01/28	663,000	654,291
NiSource, Inc. 3.490%, 05/15/27	510,000	472,710
5.250%, 03/30/28	1,266,000	1,240,728
5.400%, 06/30/33	851,000	815,642
Piedmont Natural Gas Co., Inc. 2.500%, 03/15/31	890,000	701,417
Promigas SA ESP/Gases del Pacifico SAC 3.750%, 10/16/29 (144A)	207,000	170,366

		4,914,062

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.1%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/28 (144A)	32,000	$32,095
Medline Borrower LP 3.875%, 04/01/29 (144A)	394,000	333,096
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	346,000	268,356
4.950%, 11/21/32	1,030,000	990,050
5.086%, 08/10/33	1,618,000	1,564,519

		3,188,116

Healthcare-Services—0.6%
Elevance Health, Inc. 3.600%, 03/15/51	885,000	607,250
4.550%, 05/15/52	315,000	254,856
4.850%, 08/15/54	521,000	414,183
HCA, Inc.
3.375%, 03/15/29	610,000	534,460
3.500%, 09/01/30	4,619,000	3,907,792
4.125%, 06/15/29	309,000	279,732
5.375%, 02/01/25	249,000	246,365
5.875%, 02/15/26	2,126,000	2,114,216
5.875%, 02/01/29	4,141,000	4,073,827
Select Medical Corp. 6.250%, 08/15/26 (144A)	1,082,000	1,057,094
Tenet Healthcare Corp. 4.250%, 06/01/29	437,000	376,147
4.375%, 01/15/30	401,000	344,910
UnitedHealth Group, Inc. 2.900%, 05/15/50	812,000	498,569
3.750%, 10/15/47	570,000	419,210
3.875%, 08/15/59	374,000	266,056
4.250%, 04/15/47	549,000	436,704
4.950%, 05/15/62	586,000	505,136
6.050%, 02/15/63	319,000	322,764

		16,659,271

Home Builders—0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, 08/01/29 (144A)	103,000	86,918
4.625%, 04/01/30 (144A)	254,000	207,923
6.625%, 01/15/28 (144A)	727,000	685,867
Beazer Homes USA, Inc. 7.250%, 10/15/29 (g)	1,030,000	966,471
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 5.000%, 06/15/29 (144A)	135,000	111,115
Forestar Group, Inc. 3.850%, 05/15/26 (144A)	141,000	127,985
5.000%, 03/01/28 (144A)	383,000	343,836
Homes By West Bay LLC 9.500%, 04/30/27 (i) (j)	1,259,000	1,177,165
Landsea Homes Corp. 11.000%, 07/17/28 † (i) (j)	3,104,000	3,010,880
M/I Homes, Inc. 4.950%, 02/01/28	598,000	538,944
Mattamy Group Corp. 4.625%, 03/01/30 (144A)	337,000	286,814
5.250%, 12/15/27 (144A)	328,000	299,343

Home Builders—(Continued)
New Home Co., Inc. 8.250%, 10/15/27 (144A)	110,000	101,976
Tri Pointe Homes, Inc. 5.700%, 06/15/28	35,000	32,116
Weekley Homes LLC/Weekley Finance Corp. 4.875%, 09/15/28 (144A)	175,000	151,874

		8,129,227

Insurance—0.1%
Ambac Assurance Corp. 5.100%, (144A) (k)	162,922	233,386
Aon Corp./Aon Global Holdings PLC 2.050%, 08/23/31	613,000	467,574
2.600%, 12/02/31	699,000	552,040
5.350%, 02/28/33	1,967,000	1,885,676
Hartford Financial Services Group, Inc. 4.400%, 03/15/48	337,000	261,966
Marsh & McLennan Cos., Inc. 2.900%, 12/15/51	506,000	302,187

		3,702,829

Internet—0.2%
EquipmentShare.com, Inc. 9.000%, 05/15/28 (144A)	1,150,000	1,105,437
Meta Platforms, Inc. 4.650%, 08/15/62	1,541,000	1,225,897
Rakuten Group, Inc. 3.546%, 11/27/24	1,900,000	1,757,514
10.250%, 11/30/24 (144A)	200,000	199,786

		4,288,634

Investment Companies—0.0%
Gaci First Investment Co. 4.750%, 02/14/30	267,000	253,946
5.000%, 10/13/27	282,000	274,990
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.500%, 01/15/31 (144A) (GBP)	102,000	127,095

		656,031

Iron/Steel—0.1%
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/29 (144A)	269,000	265,783
Cleveland-Cliffs, Inc. 6.750%, 04/15/30 (144A)	829,000	774,797
Mineral Resources Ltd. 9.250%, 10/01/28 (144A)	343,000	346,430

		1,387,010

Lodging—0.1%
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	129,000	112,875
Grupo Posadas SAB de CV 5.000%, 12/30/27	205,810	173,138
Sonder Holdings, Inc. 14.652%, SOFR + 9.000%, 01/19/27 † (a) (i) (j)	1,713,575	1,469,390

		1,755,403

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.1%
CNH Industrial Capital LLC 4.200%, 01/15/24	1,890,000	$1,879,364
GrafTech Global Enterprises, Inc. 9.875%, 12/15/28 (144A)	63,000	59,692
Otis Worldwide Corp. 5.250%, 08/16/28	923,000	907,282
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	471,000	431,685

		3,278,023

Media—0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.700%, 04/01/51	1,486,000	864,693
3.900%, 06/01/52	3,691,000	2,206,771
3.950%, 06/30/62 (g)	1,858,000	1,053,940
4.800%, 03/01/50	510,000	356,626
5.375%, 05/01/47	699,000	532,654
6.834%, 10/23/55	449,000	396,759
Comcast Corp.
2.650%, 02/01/30	320,000	270,290
2.800%, 01/15/51	752,000	440,170
2.937%, 11/01/56	832,000	472,848
3.750%, 04/01/40	334,000	258,731
Cox Communications, Inc. 3.150%, 08/15/24 (144A)	904,000	882,031
CSC Holdings LLC 5.250%, 06/01/24	753,000	716,286
5.500%, 04/15/27 (144A)	400,000	342,830
DISH DBS Corp. 5.875%, 11/15/24	471,000	438,401
FactSet Research Systems, Inc. 3.450%, 03/01/32 (g)	2,003,000	1,659,902
Nexstar Media, Inc. 4.750%, 11/01/28 (144A)	349,000	288,870

		11,181,802

Mining—0.4%
Anglo American Capital PLC 2.250%, 03/17/28 (144A)	937,000	799,686
2.875%, 03/17/31 (144A)	1,208,000	960,038
3.875%, 03/16/29 (144A)	378,000	338,725
4.500%, 03/15/28 (144A)	971,000	915,000
5.500%, 05/02/33 (144A)	1,148,000	1,073,912
5.625%, 04/01/30 (144A)	499,000	481,921
Arsenal AIC Parent LLC 8.000%, 10/01/30 (144A) (g)	29,000	28,856
FMG Resources August 2006 Pty. Ltd. 4.375%, 04/01/31 (144A)	234,000	192,533
Glencore Funding LLC 5.700%, 05/08/33 (144A)	1,853,000	1,757,069
6.375%, 10/06/30 (144A)	1,642,000	1,637,580
Newmont Corp. 2.250%, 10/01/30	727,000	578,808
2.800%, 10/01/29	371,000	314,183

Mining—(Continued)
Vedanta Resources Finance II PLC 8.950%, 03/11/25 (144A)	412,000	302,818

		9,381,129

Miscellaneous Manufacturing—0.1%
Textron, Inc. 2.450%, 03/15/31	1,079,000	857,389
3.900%, 09/17/29	1,538,000	1,385,419

		2,242,808

Oil & Gas—1.9%
Antero Resources Corp. 5.375%, 03/01/30 (144A)	1,864,000	1,716,126
7.625%, 02/01/29 (144A)	475,000	481,392
Apache Corp. 4.750%, 04/15/43	475,000	345,972
5.250%, 02/01/42	1,420,000	1,111,730
6.000%, 01/15/37 (g)	309,000	278,220
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%, 07/15/28 (144A)	522,000	515,395
Civitas Resources, Inc. 8.375%, 07/01/28 (144A)	638,000	649,165
Devon Energy Corp. 4.500%, 01/15/30	1,155,000	1,049,605
Diamondback Energy, Inc. 3.125%, 03/24/31	6,316,000	5,261,111
3.250%, 12/01/26	6,770,000	6,329,674
3.500%, 12/01/29 (g)	11,200,000	9,938,441
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A)	358,000	366,420
Ecopetrol SA 4.125%, 01/16/25	42,000	40,536
6.875%, 04/29/30	447,000	408,137
8.875%, 01/13/33 (g)	198,000	193,405
Empresa Nacional del Petroleo 3.750%, 08/05/26	200,000	185,708
Energian Israel Finance Ltd. 8.500%, 09/30/33	40,000	39,880
EQT Corp. 3.125%, 05/15/26 (144A)	1,991,000	1,842,054
3.625%, 05/15/31 (144A)	1,922,000	1,625,897
3.900%, 10/01/27 (g)	3,175,000	2,936,791
5.000%, 01/15/29	185,000	173,902
5.700%, 04/01/28	352,000	344,990
7.000%, 02/01/30	2,602,000	2,676,784
Hess Corp. 5.600%, 02/15/41 (g)	295,000	266,376
6.000%, 01/15/40	287,000	270,240
Leviathan Bond Ltd. 6.750%, 06/30/30 (144A)	12,000	11,029
MC Brazil Downstream Trading Sarl 7.250%, 06/30/31 (144A)	222,238	170,432
Northern Oil & Gas, Inc. 8.750%, 06/15/31 (144A)	226,000	227,695

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp. 6.450%, 09/15/36	267,000	$262,177
7.875%, 09/15/31	1,445,000	1,563,636
Permian Resources Operating LLC 5.875%, 07/01/29 (144A)	134,000	126,052
7.000%, 01/15/32 (144A)	140,000	138,070
Petroleos Mexicanos 4.875%, 01/18/24	181,000	179,427
5.500%, 06/27/44	98,000	54,151
6.875%, 08/04/26	957,000	882,259
7.190%, 09/12/24 (MXN)	4,225,600	227,148
8.750%, 06/02/29	350,000	310,184
Pioneer Midco 10.500%, 11/18/30 (144A) † (h)	1,026,000	1,010,610
Pioneer Natural Resources Co. 2.150%, 01/15/31 (g)	584,000	460,834
Shelf Drilling Holdings Ltd. 8.875%, 11/15/24 (144A)	72,000	72,000
9.625%, 04/15/29 (144A)	1,295,000	1,281,580
Shelf Drilling North Sea Holdings Ltd. 10.250%, 10/31/25 (144A)	730,000	727,457
Sitio Royalties Corp. 11.142%, SOFR + 5.750%, 09/21/26 (a) (i) (j)	1,837,800	1,892,934
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.875%, 11/01/28 (144A)	200,000	200,500
Sunoco LP/Sunoco Finance Corp. 4.500%, 04/30/30	314,000	271,915
Transocean Aquila Ltd. 8.000%, 09/30/28 (144A)	55,000	55,000
Transocean Titan Financing Ltd. 8.375%, 02/01/28 (144A)	110,000	111,925
Transocean, Inc. 8.750%, 02/15/30 (144A)	110,200	112,679
Vantage Drilling International 9.500%, 02/15/28 (144A)	343,000	336,140
Viper Energy Partners LP 5.375%, 11/01/27 (144A) (g)	2,469,000	2,338,723
YPF SA 6.950%, 07/21/27	77,000	61,774
7.000%, 09/30/33	141,397	107,664
7.000%, 12/15/47 (144A)	111,000	72,627
8.500%, 06/27/29	28,000	22,585

		52,337,158

Packaging & Containers—0.1%
Amcor Finance USA, Inc. 5.625%, 05/26/33	275,000	264,047
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28 (144A)	376,000	313,506
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250%, 04/30/25 (144A)	376,000	366,506
Mauser Packaging Solutions Holding Co. 7.875%, 08/15/26 (144A)	736,000	710,046
Trivium Packaging Finance BV 5.500%, 08/15/26 (144A)	317,000	295,581

		1,949,686

Pharmaceuticals—0.5%
AbbVie, Inc. 4.250%, 11/21/49	1,474,000	1,166,910
4.500%, 05/14/35	2,262,000	2,043,796
4.550%, 03/15/35	1,826,000	1,660,906
CVS Health Corp. 5.250%, 01/30/31	290,000	278,638
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 05/19/33	2,271,000	2,146,726
5.300%, 05/19/53 (g)	3,758,000	3,491,755
5.340%, 05/19/63	741,000	676,936
Takeda Pharmaceutical Co. Ltd. 2.050%, 03/31/30	1,579,000	1,269,732

		12,735,399

Pipelines—3.1%
Buckeye Partners LP 4.125%, 03/01/25 (144A)	130,000	123,490
4.350%, 10/15/24	500,000	483,085
Cameron LNG LLC 3.302%, 01/15/35 (144A)	2,974,000	2,367,356
3.402%, 01/15/38 (144A)	1,949,000	1,536,780
Cheniere Corpus Christi Holdings LLC 2.742%, 12/31/39	942,000	704,418
3.700%, 11/15/29	1,406,000	1,247,293
5.125%, 06/30/27 (g)	4,749,000	4,614,850
5.875%, 03/31/25	3,213,000	3,189,095
Cheniere Energy Partners LP 3.250%, 01/31/32	4,837,000	3,844,437
4.000%, 03/01/31	4,146,000	3,544,565
4.500%, 10/01/29	4,383,000	3,968,689
5.950%, 06/30/33 (144A)	2,141,000	2,064,930
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.375%, 02/01/31 (144A)	2,720,000	2,770,184
EIG Pearl Holdings Sarl 4.387%, 11/30/46 (144A)	269,000	194,874
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	174,000	190,735
Enbridge, Inc. 5.700%, 03/08/33 (g)	1,536,000	1,471,486
Energy Transfer LP 4.250%, 04/01/24	390,000	386,467
4.950%, 01/15/43	375,000	291,039
5.000%, 05/15/50 (g)	7,263,000	5,697,442
5.150%, 02/01/43	492,000	390,987
5.300%, 04/15/47	398,000	323,285
5.400%, 10/01/47	1,461,000	1,204,958
6.100%, 02/15/42	353,000	317,764
Kinder Morgan Energy Partners LP 4.700%, 11/01/42	985,000	764,185
5.000%, 08/15/42	717,000	579,733
Kinder Morgan, Inc. 5.200%, 06/01/33	648,000	599,351
NGPL PipeCo LLC 3.250%, 07/15/31 (144A)	2,904,000	2,308,422
4.875%, 08/15/27 (144A)	1,672,000	1,578,337

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Northwest Pipeline LLC 4.000%, 04/01/27	2,385,000	$2,251,652
ONEOK, Inc. 6.625%, 09/01/53	1,130,000	1,106,502
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	2,405,000	2,333,131
5.625%, 03/01/25	6,258,000	6,218,561
5.750%, 05/15/24	258,000	257,455
5.875%, 06/30/26	6,099,000	6,088,308
Targa Resources Corp. 4.200%, 02/01/33	1,307,000	1,111,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%, 01/15/32 (g)	874,000	735,454
4.875%, 02/01/31	1,603,000	1,435,726
5.000%, 01/15/28	3,062,000	2,911,962
5.500%, 03/01/30	2,248,000	2,103,929
Texas Eastern Transmission LP 3.500%, 01/15/28 (144A)	2,123,000	1,937,657
Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/28	1,812,000	1,687,496
4.600%, 03/15/48	1,753,000	1,388,576
7.850%, 02/01/26	2,036,000	2,116,799
Venture Global LNG, Inc. 8.125%, 06/01/28 (144A) (g)	1,165,000	1,153,516
Western Midstream Operating LP 6.350%, 01/15/29	1,045,000	1,047,155

		82,643,442

Real Estate—0.1%
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (144A) (g)	470,000	443,442
Freed Hotels & Resorts 10.000%, 12/02/23 (144A) † (i) (j)	1,124,256	1,073,664
Howard Hughes Corp. 5.375%, 08/01/28 (144A)	416,000	366,525
Lessen, Inc. 8.762%, SOFR + 8.500%, 01/05/28 † (a) (i) (j)	1,727,283	1,621,573

		3,505,204

Real Estate Investment Trusts—1.6%
American Tower Corp. 1.875%, 10/15/30	1,989,000	1,505,122
2.100%, 06/15/30	1,589,000	1,236,678
2.300%, 09/15/31 (g)	2,369,000	1,797,834
2.700%, 04/15/31	2,693,000	2,135,730
3.800%, 08/15/29	1,149,000	1,022,047
4.050%, 03/15/32	1,234,000	1,063,627
Crown Castle, Inc. 2.100%, 04/01/31	3,540,000	2,700,531
2.250%, 01/15/31 (g)	2,323,000	1,802,804
2.500%, 07/15/31	1,043,000	813,416
3.100%, 11/15/29	1,778,000	1,512,506
3.300%, 07/01/30	2,357,000	1,989,274
5.100%, 05/01/33	1,759,000	1,626,277
Equinix, Inc. 2.150%, 07/15/30	1,172,000	920,526

Real Estate Investment Trusts—(Continued)
Extra Space Storage LP 5.500%, 07/01/30 (g)	610,000	589,852
GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	3,303,000	2,563,421
4.000%, 01/15/30	2,544,000	2,157,451
4.000%, 01/15/31	1,678,000	1,396,963
5.300%, 01/15/29	2,969,000	2,752,323
5.750%, 06/01/28	2,356,000	2,258,934
NNN REIT, Inc. 3.100%, 04/15/50	473,000	271,008
3.500%, 04/15/51	1,268,000	797,041
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/29 (144A)	454,000	384,061
Prologis LP 5.125%, 01/15/34 (g)	1,699,000	1,604,476
Realty Income Corp. 3.100%, 12/15/29	789,000	683,162
3.250%, 01/15/31	323,000	271,414
Service Properties Trust 4.500%, 03/15/25	237,000	221,806
5.500%, 12/15/27	71,000	60,679
7.500%, 09/15/25	680,000	668,056
VICI Properties LP 4.750%, 02/15/28	2,147,000	2,008,023
4.950%, 02/15/30	4,039,000	3,695,554
VICI Properties LP/VICI Note Co., Inc. 3.750%, 02/15/27 (144A)	1,221,000	1,107,952
4.250%, 12/01/26 (144A)	428,000	398,790
5.750%, 02/01/27 (144A)	90,000	87,126
XHR LP 4.875%, 06/01/29 (144A)	70,000	59,500

		44,163,964

Retail—0.1%
Lowe’s Cos., Inc. 2.800%, 09/15/41	1,466,000	946,904
4.250%, 09/15/44	352,000	256,285
4.500%, 04/15/30	2,217,000	2,068,702

		3,271,891

Semiconductors—0.3%
Broadcom, Inc. 3.137%, 11/15/35 (144A) (g)	2,575,000	1,877,385
3.187%, 11/15/36 (144A)	1,978,000	1,420,180
3.469%, 04/15/34 (144A)	2,174,000	1,707,484
KLA Corp. 3.300%, 03/01/50	1,090,000	724,355
5.000%, 03/15/49	318,000	279,043
5.250%, 07/15/62	380,000	341,375
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.300%, 06/18/29	1,409,000	1,290,792

		7,640,614

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	2,739,000	$2,300,828
3.483%, 12/01/27	2,598,000	2,375,060
4.200%, 05/01/30	435,000	393,403

		5,069,291

Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31 (g)	339,000	267,230
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000%, 06/15/29 (144A)	64,000	63,763
MSCI, Inc. 3.250%, 08/15/33 (144A)	630,000	484,879
3.625%, 11/01/31 (144A)	846,000	692,093
3.875%, 02/15/31 (144A)	1,374,000	1,164,060
4.000%, 11/15/29 (144A) (g)	2,107,000	1,850,583
Oracle Corp. 3.600%, 04/01/40	4,533,000	3,275,281
3.600%, 04/01/50	400,000	258,741
3.950%, 03/25/51	1,804,000	1,236,723
4.000%, 07/15/46	1,575,000	1,111,386
4.500%, 07/08/44	1,248,000	965,595
5.550%, 02/06/53	419,000	367,113
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	82,000	68,470

		11,805,917

Telecommunications—1.5%
AT&T, Inc. 3.550%, 09/15/55	676,000	413,819
3.650%, 09/15/59 (g)	2,719,000	1,654,370
3.800%, 12/01/57	2,856,000	1,809,350
4.500%, 05/15/35	2,521,000	2,150,345
4.500%, 03/09/48	561,000	424,232
5.400%, 02/15/34	585,000	547,501
Digicel Group Holdings Ltd. 8.000%, 04/01/25 (144A) (l)	219,010	45,992
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.000%, 12/31/26 (144A) (l)	48,530	2,184
8.750%, 05/25/24 (144A)	121,567	109,410
13.000%, 12/31/25 (144A) (l)	73,953	51,397
Kenbourne Invest SA 4.700%, 01/22/28 (144A)	210,000	130,725
6.875%, 11/26/24 (144A)	310,000	259,470
Motorola Solutions, Inc. 2.750%, 05/24/31	2,494,000	1,969,886
5.500%, 09/01/44	1,134,000	994,110
5.600%, 06/01/32	1,724,000	1,649,275
Sprint LLC 7.125%, 06/15/24	6,827,000	6,868,529
7.625%, 02/15/25	6,396,000	6,489,727
7.625%, 03/01/26	398,000	409,032
T-Mobile USA, Inc. 3.875%, 04/15/30	2,496,000	2,211,383

Telecommunications—(Continued)
Verizon Communications, Inc. 1.750%, 01/20/31	2,093,000	1,577,197
2.355%, 03/15/32	7,557,000	5,765,677
2.650%, 11/20/40	965,000	610,863
2.987%, 10/30/56	959,000	532,335
3.000%, 11/20/60	482,000	260,979
3.150%, 03/22/30 (g)	1,255,000	1,071,191
4.400%, 11/01/34	928,000	804,685
5.050%, 05/09/33 (g)	475,000	443,741

		39,257,405

Transportation—0.3%
Burlington Northern Santa Fe LLC 2.875%, 06/15/52	880,000	541,298
3.050%, 02/15/51	458,000	289,994
3.300%, 09/15/51	1,338,000	896,989
4.150%, 12/15/48	335,000	262,708
4.550%, 09/01/44	634,000	533,395
CSX Corp. 2.500%, 05/15/51	810,000	450,821
4.500%, 03/15/49	400,000	323,507
Norfolk Southern Corp. 3.050%, 05/15/50	2,510,000	1,557,022
3.155%, 05/15/55	692,000	423,362
4.050%, 08/15/52	451,000	334,551
Ryder System, Inc. 5.250%, 06/01/28	336,000	327,009
Union Pacific Corp. 2.973%, 09/16/62	1,812,000	1,029,107
3.750%, 02/05/70	778,000	519,956
3.839%, 03/20/60	646,000	452,746
3.950%, 08/15/59	337,000	241,961
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	575,106	543,017

		8,727,443

Trucking & Leasing—0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.700%, 02/01/28 (144A)	1,262,000	1,229,946
6.050%, 08/01/28 (144A)	1,671,000	1,650,039

		2,879,985

Total Corporate Bonds & Notes (Cost $676,430,704)		643,950,704

Asset-Backed Securities—9.8%

Asset-Backed - Home Equity—0.6%
Ace Securities Corp.
Zero Coupon, 08/15/30 (a)	614,343	523,887
ACE Securities Corp. Home Equity Loan Trust 5.694%, 1M TSFR + 0.374%, 05/25/37 (a)	1,009,743	171,973
Bayview Financial Revolving Asset Trust 6.433%, 1M TSFR + 1.114%, 05/28/39 (144A) (a)	3,478,194	2,696,161
6.433%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	144,177	145,897

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities I Trust 5.784%, 1M TSFR + 0.464%, 04/25/37 (a)	2,511,115	$2,511,111
7.159%, 1M TSFR + 1.839%, 08/25/34 (a)	10,354	10,188
Citigroup Mortgage Loan Trust, Inc. 5.634%, 1M TSFR + 0.314%, 05/25/37 (a)	1,670,574	1,072,161
5.704%, 1M TSFR + 0.384%, 05/25/37 (a)	758,848	487,017
CSMC Trust 2.465%, 09/27/66 (144A) (a)	3,226,662	3,121,704
CWHEQ Home Equity Loan Trust 6.155%, 06/25/35	37,245	43,865
Home Equity Mortgage Loan Asset-Backed Trust 3.726%, 1M TSFR + 2.139%, 07/25/34 (a)	119,790	114,586
Home Equity Mortgage Trust 5.867%, 07/25/36 (m)	467,780	52,683
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (m)	42,895	39,659
MASTR Asset-Backed Securities Trust 5.714%, 1M TSFR + 0.394%, 05/25/37 (a)	621,846	472,425
5.954%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	329,417	282,691
Option One Mortgage Loan Trust 5.644%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	741,807
5.820%, 03/25/37 (m)	786,460	665,658
5.866%, 01/25/37 (m)	2,321,638	1,820,139
Yale Mortgage Loan Trust 5.834%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	728,201	230,512

		15,204,124

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust 7.070%, 02/10/22 (a)	470,000	110,628
7.324%, 12/10/25 (a)	4,000,000	714,069
BCMSC Trust 7.575%, 06/15/30 (a)	1,270,292	150,603
7.830%, 06/15/30 (a)	1,178,847	144,466
8.290%, 06/15/30 (a)	850,435	110,343
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	1,673,829	1,585,503
Conseco Finance Corp. 6.830%, 04/01/30 (a)	87,502	80,428
6.980%, 09/01/30 (a)	794,404	738,368
7.500%, 03/01/30 (a)	359,440	132,030
7.860%, 03/01/30 (a)	335,636	128,430
Conseco Finance Securitizations Corp. 7.960%, 05/01/31	878,314	245,078
8.060%, 09/01/29 (a)	586,391	112,395
8.200%, 05/01/31	1,604,918	461,327
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	270,937	267,959
Credit-Based Asset Servicing & Securitization LLC 6.750%, 10/25/36 (144A) (m)	169,674	162,198
Greenpoint Manufactured Housing 8.290%, 12/15/29 (a)	96,267	95,657
9.230%, 12/15/29 (a)	359,931	314,548
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	752,346	750,592

Asset-Backed - Manufactured Housing—(Continued)
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (a)	161,319	84,262
7.620%, 06/15/32 (a)	831,425	786,847
Origen Manufactured Housing Contract Trust 6.647%, 1M TSFR + 1.314%, 10/15/37 (144A) (a)	185,828	179,796
7.820%, 03/15/32 (a)	208,678	197,782

		7,553,309

Asset-Backed - Other—8.1%
510 Loan Acquisition Trust 5.107%, 09/25/60 (144A) (m)	790,142	771,460
522 Funding CLO Ltd. 7.988%, 3M TSFR + 2.662%, 04/20/30 (144A) (a)	625,000	624,966
9.238%, 3M TSFR + 3.912%, 04/20/30 (144A) (a)	360,000	358,192
AGL CLO 12 Ltd. 6.748%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	1,310,000	1,298,610
AGL CLO 14 Ltd. 6.745%, 3M TSFR + 1.412%, 12/02/34 (144A) (a)	1,330,000	1,317,650
AGL Core CLO 15 Ltd. 6.738%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	247,908
AGL Core CLO 4 Ltd. 6.658%, 3M TSFR + 1.332%, 04/20/33 (144A) (a)	860,000	855,015
AIMCO CLO 6.670%, 3M TSFR + 1.362%, 01/15/32 (144A) (a)	940,000	939,030
7.170%, 3M TSFR + 1.862%, 10/17/34 (144A) (a)	250,000	246,816
Allegro CLO II-S Ltd. 6.675%, 3M TSFR + 1.342%, 10/21/28 (144A) (a)	728,492	727,136
ALM Ltd. 7.420%, 3M TSFR + 2.112%, 10/15/29 (144A) (a)	1,220,000	1,216,601
ALME Loan Funding V DAC 9.073%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (a)	270,000	269,632
AMMC CLO XIII Ltd. 6.657%, 3M TSFR + 1.312%, 07/24/29 (144A) (a)	146,363	146,342
Anchorage Capital CLO 17 Ltd. 6.740%, 3M TSFR + 1.432%, 07/15/34 (144A) (a)	1,890,000	1,869,399
Anchorage Capital CLO 3-R Ltd. 7.127%, 3M TSFR + 1.762%, 01/28/31 (144A) (a)	1,270,000	1,251,787
7.477%, 3M TSFR + 2.112%, 01/28/31 (144A) (a)	250,000	242,280
Anchorage Capital CLO 6 Ltd. 6.620%, 3M TSFR + 1.312%, 07/15/30 (144A) (a)	700,181	698,791
Anchorage Capital CLO 7 Ltd. 6.717%, 3M TSFR + 1.352%, 01/28/31 (144A) (a)	774,321	770,896
7.377%, 3M TSFR + 2.012%, 01/28/31 (144A) (a)	1,480,000	1,463,511
9.127%, 3M TSFR + 3.762%, 01/28/31 (144A) (a)	250,000	240,595
Anchorage Capital CLO 8 Ltd. 7.419%, 3M TSFR + 2.062%, 10/27/34 (144A) (a)	1,050,000	1,044,154
Anchorage Capital CLO Ltd. 6.813%, 3M TSFR + 1.512%, 10/13/30 (144A) (a)	690,883	688,889
7.713%, 3M TSFR + 2.412%, 10/13/30 (144A) (a)	590,000	586,562
Apidos CLO XXII Ltd. 7.088%, 3M TSFR + 1.762%, 04/20/31 (144A) (a)	250,000	247,297
Apidos CLO XXVI Ltd. 7.522%, 3M TSFR + 2.212%, 07/18/29 (144A) (a)	250,000	247,711

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ARES European CLO XII DAC 5.405%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	$305,576
ARES LII CLO Ltd. 6.657%, 3M TSFR + 1.312%, 04/22/31 (144A) (a)	1,330,000	1,322,398
ARES LIX CLO Ltd. 6.643%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	246,315
ARES LVI CLO Ltd. 6.773%, 3M TSFR + 1.422%, 10/25/34 (144A) (a)	350,000	347,535
ARES XXXVII CLO Ltd. 6.740%, 3M TSFR + 1.432%, 10/15/30 (144A) (a)	368,652	367,741
Arm Master Trust LLC Agricultural Loan Backed Notes 2.430%, 11/15/27 (144A)	370,000	348,521
Armada Euro CLO III DAC 6.963%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (a)	250,000	249,961
ASSURANT CLO Ltd. 6.628%, 3M TSFR + 1.302%, 04/20/31 (144A) (a)	490,152	488,632
Avoca CLO XXII DAC 4.963%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	151,086
6.563%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	242,509
Bain Capital Credit CLO Ltd. 7.088%, 3M TSFR + 1.762%, 07/20/30 (144A) (a)	250,000	247,290
7.182%, 3M TSFR + 1.862%, 07/19/31 (144A) (a)	250,000	247,144
8.707%, 3M TSFR + 3.362%, 07/24/34 (144A) (a)	250,000	238,316
Ballyrock CLO Ltd. 11.738%, 3M TSFR + 6.412%, 10/20/31 (144A) (a)	250,000	244,852
Bankers Healthcare Group Securitization Trust 5.170%, 09/17/31 (144A)	100,000	93,866
Bardot CLO Ltd. 8.607%, 3M TSFR + 3.262%, 10/22/32 (144A) (a)	250,000	241,092
Barings CLO Ltd. 6.658%, 3M TSFR + 1.332%, 04/20/31 (144A) (a)	250,000	248,782
6.778%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	811,733	808,993
6.988%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	250,000	246,705
Battalion CLO 18 Ltd. 7.320%, 3M TSFR + 2.012%, 10/15/36 (144A) (a)	298,000	291,406
Battalion CLO VIII Ltd. 6.642%, 3M TSFR + 1.332%, 07/18/30 (144A) (a)	1,171,875	1,164,260
7.122%, 3M TSFR + 1.812%, 07/18/30 (144A) (a)	642,000	634,091
Battalion CLO XI Ltd. 7.327%, 3M TSFR + 1.982%, 04/24/34 (144A) (a)	250,000	245,015
Battalion CLO XX Ltd. 6.750%, 3M TSFR + 1.442%, 07/15/34 (144A) (a)	730,000	721,736
Benefit Street Partners CLO III Ltd. 7.238%, 3M TSFR + 1.912%, 07/20/29 (144A) (a)	290,000	289,161
Benefit Street Partners CLO V-B Ltd. 6.678%, 3M TSFR + 1.352%, 04/20/31 (144A) (a)	1,030,000	1,028,615
Benefit Street Partners CLO VIII Ltd. 6.688%, 3M TSFR + 1.362%, 01/20/31 (144A) (a)	1,882,976	1,880,353
Benefit Street Partners CLO XII Ltd. 7.570%, 3M TSFR + 2.262%, 10/15/30 (144A) (a)	270,000	263,316
Benefit Street Partners CLO XX Ltd. 12.320%, 3M TSFR + 7.012%, 07/15/34 (144A) (a)	250,000	235,750
BHG Securitization Trust 2.240%, 10/17/34 (144A)	130,000	108,267

Asset-Backed - Other—(Continued)
BlueMountain CLO Ltd. 6.787%, 3M TSFR + 1.442%, 10/22/30 (144A) (a)	609,489	609,195
BlueMountain CLO XXII Ltd. 7.070%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	652,852
BlueMountain CLO XXVIII Ltd. 6.830%, 3M TSFR + 1.522%, 04/15/34 (144A) (a)	100,000	99,339
BlueMountain EUR CLO DAC 5.413%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	564,529
Bridge Street CLO II Ltd. 6.818%, 3M TSFR + 1.492%, 07/20/34 (144A) (a)	250,000	247,434
Buttermilk Park CLO Ltd. 6.670%, 3M TSFR + 1.362%, 10/15/31 (144A) (a)	250,000	249,755
C-BASS Trust 5.754%, 1M TSFR + 0.434%, 10/25/36 (a)	156,655	98,298
Canyon Capital CLO Ltd. 6.670%, 3M TSFR + 1.362%, 04/15/32 (144A) (a)	460,000	456,394
Canyon CLO Ltd. 7.270%, 3M TSFR + 1.962%, 01/15/34 (144A) (a)	290,000	287,307
Carlyle Global Market Strategies CLO Ltd. 6.540%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	963,631	960,781
Carlyle U.S. CLO Ltd. 6.730%, 3M TSFR + 1.422%, 07/15/34 (144A) (a)	610,000	604,875
6.750%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	1,459,712	1,455,292
Carrington Mortgage Loan Trust 5.594%, 1M TSFR + 0.274%, 10/25/36 (a)	137,285	131,195
CBAM Ltd. 6.838%, 3M TSFR + 1.512%, 07/20/30 (144A) (a)	1,741,864	1,741,845
Cedar Funding II CLO Ltd. 6.668%, 3M TSFR + 1.342%, 04/20/34 (144A) (a)	535,000	526,901
6.938%, 3M TSFR + 1.612%, 04/20/34 (144A) (a)	510,000	490,005
Cedar Funding IX CLO Ltd. 6.568%, 3M TSFR + 1.242%, 04/20/31 (144A) (a)	380,000	378,727
Cedar Funding V CLO Ltd. 6.670%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	770,000	768,181
Cedar Funding VI CLO Ltd. 6.638%, 3M TSFR + 1.312%, 04/20/34 (144A) (a)	3,020,000	2,987,891
Cedar Funding XI CLO Ltd. 7.016%, 3M TSFR + 1.612%, 05/29/32 (144A) (a)	250,000	247,513
Chase Funding Trust 6.333%, 04/25/32 (m)	27,233	27,031
CIFC Funding Ltd. 6.572%, 3M TSFR + 1.262%, 04/18/31 (144A) (a)	1,289,000	1,284,223
6.605%, 3M TSFR + 1.272%, 04/23/29 (144A) (a)	872,730	871,014
6.620%, 3M TSFR + 1.312%, 07/15/33 (144A) (a)	1,100,000	1,096,242
6.710%, 3M TSFR + 1.402%, 07/15/34 (144A) (a)	280,000	278,355
6.718%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	1,190,000	1,180,900
6.720%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	248,456
7.219%, 3M TSFR + 1.862%, 04/27/31 (144A) (a)	250,000	247,468
7.320%, 3M TSFR + 2.012%, 07/16/30 (144A) (a)	250,000	249,422
Citigroup Mortgage Loan Trust, Inc. 5.604%, 1M TSFR + 0.284%, 07/25/45 (a)	571,956	388,563
Clear Creek CLO 6.788%, 3M TSFR + 1.462%, 10/20/30 (144A) (a)	178,436	178,058
Clontarf Park CLO DAC 6.772%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (a)	310,000	318,973

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Clover CLO LLC 6.708%, 3M TSFR + 1.382%, 04/20/32 (144A) (a)	250,000	$249,473
Countrywide Asset-Backed Certificates Trust 4.516%, 04/25/36 (a)	723,843	605,092
5.694%, 1M TSFR + 0.374%, 12/25/36 (a)	269,187	239,658
5.754%, 1M TSFR + 0.434%, 09/25/46 (a)	3,707	3,682
Credit-Based Asset Servicing & Securitization LLC 3.049%, 12/25/36 (m)	142,432	113,571
CVC Cordatus Loan Fund IV DAC 5.116%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	250,541
CWHEQ Revolving Home Equity Loan Resuritization Trust 5.747%, 1M TSFR + 0.414%, 12/15/33 (144A) (a)	36,999	36,963
CWHEQ Revolving Home Equity Loan Trust 5.597%, 1M TSFR + 0.264%, 11/15/36 (a)	131,651	128,713
5.627%, 1M TSFR + 0.294%, 05/15/35 (a)	48,952	48,301
Diameter Capital CLO 1 Ltd. 6.810%, 3M TSFR + 1.502%, 07/15/36 (144A) (a)	250,000	247,780
Dryden 43 Senior Loan Fund 6.628%, 3M TSFR + 1.302%, 04/20/34 (144A) (a)	910,000	898,388
Dryden 45 Senior Loan Fund 7.270%, 3M TSFR + 1.962%, 10/15/30 (144A) (a)	540,000	536,257
Dryden 53 CLO Ltd. 6.690%, 3M TSFR + 1.382%, 01/15/31 (144A) (a)	5,798,459	5,795,491
Dryden 65 CLO Ltd. 7.172%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	247,558
Dryden 77 CLO Ltd. 6.761%, 3M TSFR + 1.382%, 05/20/34 (144A) (a)	610,000	605,195
Dryden 87 CLO Ltd. 6.741%, 3M TSFR + 1.362%, 05/20/34 (144A) (a)	400,000	396,863
Dryden XXVIII Senior Loan Fund 6.833%, 3M TSFR + 1.462%, 08/15/30 (144A) (a)	2,051,684	2,050,027
Eaton Vance CLO Ltd. 7.770%, 3M TSFR + 2.462%, 10/15/30 (144A) (a)	710,000	697,871
Elmwood CLO II Ltd. 6.738%, 3M TSFR + 1.412%, 04/20/34 (144A) (a)	750,000	746,593
7.238%, 3M TSFR + 1.912%, 04/20/34 (144A) (a)	250,000	249,273
12.388%, 3M TSFR + 7.062%, 04/20/34 (144A) (a)	250,000	248,838
Elmwood CLO X Ltd. 6.628%, 3M TSFR + 1.302%, 10/20/34 (144A) (a)	1,220,000	1,210,871
7.538%, 3M TSFR + 2.212%, 10/20/34 (144A) (a)	250,000	245,837
Elmwood CLO XII Ltd. 6.738%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	248,537
Euro-Galaxy III CLO DAC 6.948%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	287,213
Fairstone Financial Issuance Trust I 3.735%, 10/20/39 (144A) (CAD)	323,000	224,401
Fidelity Grand Harbour CLO DAC 7.263%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (a)	250,000	249,054
First Franklin Mortgage Loan Trust 5.584%, 1M TSFR + 0.264%, 12/25/36 (a)	1,513,254	1,305,817
5.714%, 1M TSFR + 0.394%, 12/25/36 (a)	3,814,942	1,564,997
5.854%, 1M TSFR + 0.534%, 12/25/36 (a)	7,017,824	2,881,443
Flatiron CLO 18 Ltd. 6.520%, 3M TSFR + 1.212%, 04/17/31 (144A) (a)	251,445	250,277

Asset-Backed - Other—(Continued)
Flatiron CLO 21 Ltd. 6.692%, 3M LIBOR + 1.110%, 07/19/34 (144A) (a)	2,390,000	2,374,458
Foundation Finance Trust 2.190%, 01/15/42 (144A)	642,895	572,626
Fremont Home Loan Trust 5.714%, 1M TSFR + 0.394%, 02/25/37 (a)	655,609	496,923
FS Rialto Issuer LLC 6.695%, 1M TSFR + 1.364%, 11/16/36 (144A) (a)	566,000	556,818
Galaxy XXII CLO Ltd. 6.770%, 3M TSFR + 1.462%, 04/16/34 (144A) (a)	660,000	655,780
Galaxy XXVIII CLO Ltd. 6.670%, 3M TSFR + 1.362%, 07/15/31 (144A) (a)	250,000	249,236
Generate CLO 2 Ltd. 6.838%, 3M TSFR + 1.512%, 10/20/29 (144A) (a)	421,439	420,871
7.338%, 3M TSFR + 2.012%, 10/20/29 (144A) (a)	850,000	846,384
Generate CLO 6 Ltd. 9.107%, 3M TSFR + 3.762%, 01/22/35 (144A) (a)	250,000	247,859
Gilbert Park CLO Ltd. 8.520%, 3M TSFR + 3.212%, 10/15/30 (144A) (a)	861,000	839,824
GoldenTree Loan Management U.S. CLO 1 Ltd. 6.718%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	910,000	905,803
Goldman Home Improvement Trust Issuer Trust 1.970%, 06/25/51 (144A)	403,000	358,541
Grippen Park CLO Ltd. 8.888%, 3M TSFR + 3.562%, 01/20/30 (144A) (a)	250,000	248,732
Gulf Stream Meridian 4 Ltd. 6.770%, 3M TSFR + 1.462%, 07/15/34 (144A) (a)	1,860,000	1,848,059
Gulf Stream Meridian 5 Ltd. 7.370%, 3M TSFR + 2.062%, 07/15/34 (144A) (a)	250,000	247,860
Henley CLO IV DAC 5.071%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	100,645
Highbridge Loan Management 6.752%, 3M TSFR + 1.442%, 07/18/29 (144A) (a)	351,093	350,442
Home Partners of America Trust 3.799%, 12/17/26 (144A)	1,363,113	1,161,585
HPS Loan Management Ltd. 6.632%, 3M TSFR + 1.262%, 02/05/31 (144A) (a)	1,253,899	1,250,317
6.728%, 3M TSFR + 1.402%, 04/20/34 (144A) (a)	1,160,000	1,146,278
Invesco Euro CLO V DAC 7.463%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	96,861
Knollwood CDO Ltd. 8.743%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (a)	1,142,164	114
LCM 26 Ltd. 6.658%, 3M TSFR + 1.332%, 01/20/31 (144A) (a)	2,227,455	2,220,105
LCM 29 Ltd. 6.640%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	250,000	247,833
LCM XX LP 6.628%, 3M TSFR + 1.302%, 10/20/27 (144A) (a)	6,800	6,796
Legacy Mortgage Asset Trust 3.375%, 02/25/59 (144A) (a)	826,364	773,007
Lehman ABS Mortgage Loan Trust 5.524%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	126,996	79,565
Loanpal Solar Loan Ltd. 2.290%, 01/20/48 (144A)	825,222	619,584
2.750%, 07/20/47 (144A)	871,996	661,040
Logan CLO I Ltd. 6.748%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	730,000	726,716

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust 5.734%, 1M TSFR + 0.414%, 06/25/36 (a)	457,571	$212,338
5.754%, 1M TSFR + 0.434%, 08/25/36 (a)	513,660	195,194
Longfellow Place CLO Ltd. 7.320%, 3M TSFR + 2.012%, 04/15/29 (144A) (a)	149,159	149,109
Madison Park Euro Funding XVI DAC 6.863%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (a)	250,000	244,355
Madison Park Funding XIII Ltd. 6.532%, 3M TSFR + 1.212%, 04/19/30 (144A) (a)	1,055,360	1,051,950
Madison Park Funding XIX Ltd. 6.527%, 3M TSFR + 1.182%, 01/22/28 (144A) (a)	860,168	856,986
Madison Park Funding XLI Ltd. 7.257%, 3M TSFR + 1.912%, 04/22/27 (144A) (a)	1,119,000	1,109,101
Madison Park Funding XLIX Ltd. 11.832%, 3M TSFR + 6.512%, 10/19/34 (144A) (a)	250,000	243,362
Madison Park Funding XLV Ltd. 6.690%, 3M TSFR + 1.382%, 07/15/34 (144A) (a)	790,000	783,482
Madison Park Funding XVIII Ltd. 6.535%, 3M TSFR + 1.202%, 10/21/30 (144A) (a)	4,923,553	4,907,793
Madison Park Funding XXIII Ltd. 7.619%, 3M TSFR + 2.262%, 07/27/31 (144A) (a)	250,000	245,940
Madison Park Funding XXV Ltd. 7.263%, 3M TSFR + 1.912%, 04/25/29 (144A) (a)	250,000	248,663
Madison Park Funding XXVI Ltd. 6.831%, 3M TSFR + 1.462%, 07/29/30 (144A) (a)	1,991,582	1,989,702
Madison Park Funding XXXVII Ltd. 6.640%, 3M TSFR + 1.332%, 07/15/33 (144A) (a)	350,000	348,789
Madison Park Funding XXXVIII Ltd. 6.690%, 3M TSFR + 1.382%, 07/17/34 (144A) (a)	860,000	848,977
Marble Point CLO XI Ltd. 6.752%, 3M TSFR + 1.442%, 12/18/30 (144A) (a)	522,901	520,206
Mariner CLO LLC 6.597%, 3M TSFR + 1.252%, 07/23/29 (144A) (a)	156,071	155,476
7.107%, 3M TSFR + 1.762%, 07/23/29 (144A) (a)	522,000	516,543
7.657%, 3M TSFR + 2.312%, 07/23/29 (144A) (a)	1,015,000	1,009,123
Mariner Finance Issuance Trust 3.510%, 07/20/32 (144A)	560,000	554,527
4.010%, 07/20/32 (144A)	490,000	480,136
4.680%, 11/20/36 (144A)	400,000	309,998
Merrill Lynch First Franklin Mortgage Loan Trust 5.914%, 1M TSFR + 0.594%, 05/25/37 (a)	7,547,459	5,393,255
Mill City Solar Loan Ltd. 3.690%, 07/20/43 (144A)	996,311	830,825
Mosaic Solar Loan Trust 2.100%, 04/20/46 (144A)	137,062	115,529
2.880%, 09/20/40 (144A)	113,775	96,938
MP CLO III Ltd. 6.838%, 3M TSFR + 1.512%, 10/20/30 (144A) (a)	862,240	859,681
Neuberger Berman CLO XVI-S Ltd. 6.610%, 3M TSFR + 1.302%, 04/15/34 (144A) (a)	440,000	436,594
Neuberger Berman Loan Advisers CLO 26 Ltd. 6.492%, 3M TSFR + 1.182%, 10/18/30 (144A) (a)	1,724,170	1,715,595
Neuberger Berman Loan Advisers CLO 37 Ltd. 7.038%, 3M TSFR + 1.712%, 07/20/31 (144A) (a)	250,000	247,585

Asset-Backed - Other—(Continued)
Neuberger Berman Loan Advisers CLO 42 Ltd. 6.670%, 3M TSFR + 1.362%, 07/16/35 (144A) (a)	680,000	674,378
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.834%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	67,014	76,037
Oak Hill European Credit Partners V DAC 5.546%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (a)	250,000	254,897
Oceana Australian Fixed Income Trust
12.000%, 08/31/25 (AUD) † (i) (j)	304,000	195,222
12.500%, 08/31/26 (AUD) † (i) (j)	456,000	292,628
12.500%, 08/31/27 (AUD) † (i) (j)	759,000	486,779
OCP CLO Ltd. 6.543%, 3M TSFR + 1.262%, 04/10/33 (144A) (a)	250,000	248,716
6.678%, 3M TSFR + 1.352%, 07/20/32 (144A) (a)	500,000	497,648
6.692%, 3M TSFR + 1.342%, 04/26/31 (144A) (a)	158,991	158,555
6.768%, 3M TSFR + 1.442%, 12/02/34 (144A) (a)	330,000	326,528
7.012%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	180,000	176,210
7.507%, 3M TSFR + 2.162%, 04/24/29 (144A) (a)	911,000	907,178
7.591%, 3M TSFR + 2.212%, 11/20/30 (144A) (a)	250,000	247,552
Octagon Investment Partners 18-R Ltd. 6.530%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	2,210,000	2,195,874
Octagon Investment Partners 33 Ltd. 6.778%, 3M TSFR + 1.452%, 01/20/31 (144A) (a)	242,944	242,581
Octagon Investment Partners 37 Ltd. 7.193%, 3M TSFR + 1.842%, 07/25/30 (144A) (a)	250,000	246,160
Octagon Investment Partners 51 Ltd. 6.738%, 3M TSFR + 1.412%, 07/20/34 (144A) (a)	1,170,000	1,160,012
Octagon Investment Partners XV Ltd. 6.932%, 3M TSFR + 1.612%, 07/19/30 (144A) (a)	250,000	245,994
Octagon Investment Partners XVI Ltd. 6.590%, 3M TSFR + 1.282%, 07/17/30 (144A) (a)	3,370,000	3,352,917
Octagon Investment Partners XVII Ltd. 6.613%, 3M TSFR + 1.262%, 01/25/31 (144A) (a)	3,547,330	3,530,288
OHA Credit Funding 2 Ltd. 6.745%, 3M LIBOR + 1.150%, 04/21/34 (144A) (a)	2,340,000	2,329,044
OHA Credit Funding 3 Ltd. 6.728%, 3M TSFR + 1.402%, 07/02/35 (144A) (a)	550,000	546,448
7.238%, 3M TSFR + 1.912%, 07/02/35 (144A) (a)	343,000	339,800
OHA Credit Funding 4 Ltd. 6.757%, 3M TSFR + 1.412%, 10/22/36 (144A) (a)	250,000	247,686
OHA Loan Funding Ltd. 6.679%, 3M TSFR + 1.302%, 05/23/31 (144A) (a)	5,628,778	5,610,074
OneMain Financial Issuance Trust 3.140%, 10/14/36 (144A)	3,280,000	2,968,404
3.840%, 05/14/32 (144A)	138,043	137,784
OZLM Funding IV Ltd. 6.857%, 3M TSFR + 1.512%, 10/22/30 (144A) (a)	6,992,777	6,980,652
OZLM XVIII Ltd. 6.590%, 3M TSFR + 1.282%, 04/15/31 (144A) (a)	488,656	484,108
OZLM XXI Ltd. 7.488%, 3M TSFR + 2.162%, 01/20/31 (144A) (a)	320,000	316,525
OZLM XXII Ltd. 6.640%, 3M TSFR + 1.332%, 01/17/31 (144A) (a)	210,944	209,917
Palmer Square CLO Ltd.
6.570%, 3M TSFR + 1.262%, 10/17/31 (144A) (a)	560,000	558,213
6.602%, 3M TSFR + 1.292%, 04/18/31 (144A) (a)	982,610	981,262

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square CLO Ltd.
6.670%, 3M TSFR + 1.362%, 07/16/31 (144A) (a)	1,240,000	$1,236,628
6.700%, 3M TSFR + 1.392%, 01/17/31 (144A) (a)	1,043,449	1,041,956
6.706%, 3M TSFR + 1.342%, 11/15/31 (144A) (a)	250,000	248,601
6.720%, 3M TSFR + 1.412%, 01/15/35 (144A) (a)	250,000	248,818
6.771%, 3M TSFR + 1.392%, 05/21/34 (144A) (a)	4,195,000	4,173,006
7.341%, 3M TSFR + 1.962%, 05/21/34 (144A) (a)	250,000	247,147
11.170%, 3M TSFR + 5.862%, 07/16/31 (144A) (a)	250,000	237,703
Palmer Square Loan Funding Ltd. 10.570%, 3M TSFR + 5.262%, 10/15/29 (144A) (a)	270,000	268,953
Parallel Ltd. 7.338%, 3M TSFR + 2.012%, 07/20/27 (144A) (a)	154,285	154,016
Pikes Peak CLO 1 6.787%, 3M TSFR + 1.442%, 07/24/31 (144A) (a)	250,000	249,223
Pikes Peak CLO 8 6.758%, 3M TSFR + 1.432%, 07/20/34 (144A) (a)	1,180,000	1,168,410
Post CLO Ltd. 8.520%, 3M TSFR + 3.212%, 04/16/31 (144A) (a)	250,000	242,612
PRET LLC 2.487%, 07/25/51 (144A) (m)	1,250,718	1,188,113
Prima Capital CRE Securitization Ltd. 4.000%, 08/24/40 (144A)	1,740,000	1,600,570
4.000%, 08/24/49 (144A)	197,105	182,214
Progress Residential Trust 2.757%, 04/17/38 (144A)	500,000	433,403
3.395%, 04/19/38 (144A)	967,000	843,540
3.407%, 05/17/38 (144A)	1,340,000	1,170,617
3.436%, 05/17/26 (144A)	1,070,000	928,701
3.666%, 12/17/40 (144A)	346,312	288,917
4.053%, 11/17/40 (144A)	221,000	177,888
4.608%, 12/17/40 (144A)	1,399,182	1,164,430
Race Point IX CLO Ltd. 6.510%, 3M TSFR + 1.202%, 10/15/30 (144A) (a)	743,910	741,200
Rad CLO 15 Ltd. 6.678%, 3M TSFR + 1.352%, 01/20/34 (144A) (a)	250,000	248,575
Rad CLO 2 Ltd. 6.650%, 3M TSFR + 1.342%, 10/15/31 (144A) (a)	540,000	537,897
Rad CLO 3 Ltd. 7.120%, 3M TSFR + 1.812%, 04/15/32 (144A) (a)	250,000	246,498
8.320%, 3M TSFR + 3.012%, 04/15/32 (144A) (a)	250,000	238,549
Rad CLO 4 Ltd. 8.413%, 3M TSFR + 3.062%, 04/25/32 (144A) (a)	250,000	249,696
Regatta VI Funding Ltd. 6.748%, 3M TSFR + 1.422%, 04/20/34 (144A) (a)	760,000	755,419
Regatta VII Funding Ltd. 6.810%, 3M TSFR + 1.412%, 06/20/34 (144A) (a)	280,000	278,443
Regatta XVI Funding Ltd. 7.620%, 3M TSFR + 2.312%, 01/15/33 (144A) (a)	250,000	249,277
Regional Management Issuance Trust 1.900%, 08/15/33 (144A)	173,000	147,868
3.875%, 10/17/33 (i) (j)	3,710,000	3,227,700
Riserva CLO Ltd. 6.632%, 3M TSFR + 1.322%, 01/18/34 (144A) (a)	940,000	930,543
Rockford Tower CLO Ltd.
6.688%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	846,857
6.778%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	3,205,488	3,198,847

Asset-Backed - Other—(Continued)
Rockford Tower CLO Ltd.
7.070%, 3M TSFR + 1.762%, 10/15/29 (144A) (a)	1,781,000	1,758,891
7.291%, 3M TSFR + 1.912%, 08/20/32 (144A) (a)	250,000	244,642
8.420%, 3M TSFR + 3.112%, 10/15/29 (144A) (a)	939,000	927,383
Romark WM-R Ltd. 6.618%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	244,890	243,289
RR 1 LLC 6.720%, 3M TSFR + 1.412%, 07/15/35 (144A) (a)	1,620,000	1,609,161
RR 3 Ltd. 6.660%, 3M TSFR + 1.352%, 01/15/30 (144A) (a)	773,813	773,322
RR 5 Ltd. 7.220%, 3M TSFR + 1.912%, 10/15/31 (144A) (a)	250,000	247,256
Service Experts Issuer LLC 2.670%, 02/02/32 (144A)	787,074	715,499
SG Mortgage Securities Trust 5.644%, 1M TSFR + 0.324%, 10/25/36 (a)	570,000	391,935
Signal Peak CLO 1 Ltd. 6.730%, 3M TSFR + 1.422%, 04/17/34 (144A) (a)	1,750,000	1,734,005
7.370%, 3M TSFR + 2.062%, 04/17/34 (144A) (a)	490,000	483,893
Signal Peak CLO 2 LLC 7.088%, 3M TSFR + 1.762%, 04/20/29 (144A) (a)	1,412,000	1,406,900
Silver Creek CLO Ltd. 6.828%, 3M TSFR + 1.502%, 07/20/30 (144A) (a)	946,202	944,949
Sixth Street CLO XIX Ltd. 6.688%, 3M TSFR + 1.362%, 07/20/34 (144A) (a)	2,890,000	2,865,796
Sound Point CLO II Ltd. 6.682%, 3M TSFR + 1.332%, 01/26/31 (144A) (a)	489,742	487,133
Sound Point CLO XII Ltd. 7.638%, 3M TSFR + 2.312%, 10/20/28 (144A) (a)	780,000	780,041
Sound Point CLO XV Ltd. 6.507%, 3M TSFR + 1.162%, 01/23/29 (144A) (a)	74,844	74,662
Sound Point CLO XXVIII Ltd. 6.893%, 3M TSFR + 1.542%, 01/25/32 (144A) (a)	350,000	349,412
Soundview Home Loan Trust 6.229%, 1M TSFR + 0.909%, 01/25/35 (a)	13,964	12,604
Steele Creek CLO Ltd. 6.820%, 3M TSFR + 1.512%, 10/15/30 (144A) (a)	628,238	626,482
Symphony CLO XXIII Ltd. 7.170%, 3M TSFR + 1.862%, 01/15/34 (144A) (a)	250,000	245,850
Symphony CLO XXVI Ltd. 6.668%, 3M TSFR + 1.342%, 04/20/33 (144A) (a)	398,000	395,341
TCI-Flatiron CLO Ltd. 6.598%, 3M TSFR + 1.222%, 11/18/30 (144A) (a)	533,271	532,228
TCW CLO AMR Ltd. 6.853%, 3M TSFR + 1.482%, 08/16/34 (144A) (a)	250,000	246,772
Tiaa CLO III Ltd. 6.720%, 3M TSFR + 1.412%, 01/16/31 (144A) (a)	516,669	515,285
TICP CLO VI Ltd. 6.690%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	814,856
TICP CLO XII Ltd. 6.740%, 3M TSFR + 1.432%, 07/15/34 (144A) (a)	250,000	248,368
Trestles CLO IV Ltd. 6.765%, 3M TSFR + 1.432%, 07/21/34 (144A) (a)	1,170,000	1,158,974
Trestles CLO Ltd. 8.513%, 3M TSFR + 3.162%, 04/25/32 (144A) (a)	250,000	241,400

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust 4.564%, 05/17/37 (144A)	260,000	$250,281
4.960%, 05/17/37 (144A)	180,000	173,871
Tricon Residential Trust 3.692%, 07/17/38 (144A)	795,000	691,638
4.133%, 07/17/38 (144A)	639,000	559,287
Trinitas CLO IV Ltd. 6.972%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	160,000	158,219
Trinitas CLO XIV Ltd. 7.613%, 3M TSFR + 2.262%, 01/25/34 (144A) (a)	560,000	556,646
Venture 32 CLO Ltd. 6.642%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	420,000	417,312
VOLT CVI LLC 2.734%, 12/26/51 (144A) (m)	1,656,861	1,492,547
Voya CLO Ltd. 6.628%, 3M TSFR + 1.302%, 04/20/34 (144A) (a)	357,000	354,356
6.630%, 3M TSFR + 1.322%, 04/15/31 (144A) (a)	1,822,987	1,818,782
6.700%, 3M TSFR + 1.392%, 10/15/30 (144A) (a)	852,594	851,380
Voya Euro CLO V DAC 5.413%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	346,048
6.763%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (a)	250,000	242,343
Washington Mutual Asset-Backed Certificates WMABS Trust 4.191%, 1M TSFR + 0.424%, 10/25/36 (a)	518,690	379,355
5.794%, 1M TSFR + 0.474%, 09/25/36 (a)	1,683,093	454,671
Whitebox CLO I Ltd. 8.657%, 3M TSFR + 3.312%, 07/24/32 (144A) (a)	500,000	482,425
12.007%, 3M TSFR + 6.662%, 07/24/32 (144A) (a)	250,000	227,454
Whitebox CLO III Ltd. 8.920%, 3M TSFR + 3.612%, 10/15/34 (144A) (a)	250,000	246,505
12.420%, 3M TSFR + 7.112%, 10/15/34 (144A) (a)	250,000	240,019

		219,338,891

Asset-Backed - Student Loan—0.8%
College Avenue Student Loans LLC 2.420%, 06/25/52 (144A)	151,328	129,882
2.720%, 06/25/52 (144A)	100,000	87,897
4.110%, 07/26/55 (144A)	100,000	85,578
Navient Private Education Loan Trust 6.347%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	300,369	297,485
Navient Private Education Refi Loan Trust 2.610%, 04/15/60 (144A)	280,000	250,349
2.690%, 07/15/69 (144A)	450,000	345,992
3.480%, 04/15/60 (144A)	710,000	622,209
4.000%, 04/15/60 (144A)	230,000	206,008
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	2,102,119	1,641,404
2.680%, 04/20/62 (144A)	3,120,000	2,453,613
2.850%, 04/20/62 (144A)	3,661,000	2,922,717
2.900%, 04/20/62 (144A)	1,640,000	1,308,754
3.360%, 04/20/62 (144A)	110,000	86,225
3.500%, 04/20/62 (144A)	170,000	132,445
3.570%, 04/20/62 (144A)	142,000	112,803
3.750%, 04/20/62 (144A)	277,000	222,835

Asset-Backed - Student Loan—(Continued)
Nelnet Student Loan Trust
4.380%, 04/20/62 (144A)	100,000	77,083
4.440%, 04/20/62 (144A)	160,000	125,464
4.750%, 04/20/62 (144A)	260,000	206,507
4.930%, 04/20/62 (144A)	374,000	304,739
Prodigy Finance CM2021-1 DAC 6.684%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	421,266	417,057
7.934%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	97,032	96,540
Scholar Funding Trust 6.080%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	2,647,621	2,584,121
SLM Private Education Loan Trust 10.197%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	2,502,316	2,643,864
SMB Private Education Loan Trust 2.300%, 01/15/53 (144A)	150,000	134,982
2.990%, 01/15/53 (144A)	1,592,469	1,332,585
3.000%, 01/15/53 (144A)	105,849	90,077
3.500%, 12/17/40 (144A)	1,318,667	1,266,110
3.860%, 01/15/53 (144A)	997,517	893,962
3.930%, 01/15/53 (144A)	100,000	91,954

		21,171,241

Total Asset-Backed Securities (Cost $278,783,280)		263,267,565

Mortgage-Backed Securities—5.1%

Collateralized Mortgage Obligations—2.3%
Agate Bay Mortgage Trust 3.501%, 06/25/45 (144A) (a)	104,000	58,462
3.537%, 04/25/45 (144A) (a)	150,000	90,564
3.656%, 01/25/45 (144A) (a)	130,000	77,955
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	35,749	17,315
Zero Coupon, 11/25/58 (144A)	11,128	7,198
Zero Coupon, 09/25/59 (144A)	33,955	56,014
1.740%, 12/25/60 (144A) (a)	3,915,817	3,294,163
1.875%, 06/25/61 (144A) (m)	13,147,966	12,037,858
2.000%, 03/25/60 (144A) (m)	3,964,219	3,638,496
2.115%, 01/25/61 (144A) (m)	1,774,046	1,665,455
2.250%, 06/25/60 (144A) (m)	601,422	579,856
2.250%, 09/27/60 (144A) (m)	85,805	84,176
2.693%, 12/25/60 (144A) (a)	744,000	591,999
Ajax Mortgage Loan Trust
2.940%, 12/25/60 (144A) (a)	293,000	227,343
3.729%, 12/25/60 (144A) (a)	449,000	353,022
American Home Mortgage Assets Trust 5.566%, 12M MTA + 0.940%, 10/25/46 (a)	318,257	214,274
APS Resecuritization Trust 8.284%, 1M TSFR + 2.964%, 09/27/46 (144A) (a)	282,232	281,645
Barclays Mortgage Trust 2.000%, 11/25/51 (144A) (m)	3,095,891	2,779,096
Bear Stearns Asset-Backed Securities I Trust 6.250%, 12/25/35 (m)	1,202,817	730,091
6.250%, 02/25/36 (m)	1,505,589	1,043,681

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust 6.000%, 12/25/37	6,238,995	$2,652,487
CHL Mortgage Pass-Through Trust 5.586%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,478	939,872
Countrywide Alternative Loan Trust 5.420%, 1M TSFR + 0.464%, 06/25/35 (a)	856,947	695,841
5.500%, 04/25/37	531,005	270,306
5.629%, 1M TSFR + 0.304%, 03/20/47 (a)	837,115	673,308
5.639%, 1M TSFR + 0.314%, 07/20/46 (a)	1,399,992	1,102,135
5.714%, 1M TSFR + 0.394%, 04/25/47 (a)	403,322	350,224
5.814%, 1M TSFR + 0.494%, 10/25/46 (a)	540,407	481,435
5.894%, 1M TSFR + 0.574%, 11/25/36 (a)	527,199	448,318
6.000%, 04/25/37	89,904	41,509
6.000%, 05/25/37	1,981,605	983,285
6.356%, 12M MTA + 1.730%, 11/25/46 (a)	1,604,535	1,219,259
CSFB Mortgage-Backed Pass-Through Certificates 6.250%, 1M TSFR + 1.464%, 11/25/35 (a)	409,171	93,815
CSMC Trust Capital Certificates 2.436%, 02/25/61 (144A) (a)	1,744,778	1,589,053
6.500%, 10/27/37 (144A)	2,614,606	1,004,944
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.774%, 1M TSFR + 0.454%, 08/25/47 (a)	271,683	236,781
GreenPoint Mortgage Funding Trust 6.626%, 12M MTA + 2.000%, 03/25/36 (a)	89,536	77,517
GS Mortgage-Backed Securities Corp. Trust 4.379%, 11/25/49 (144A) (a)	252,922	207,607
GSR Mortgage Loan Trust 6.000%, 07/25/37	368,454	228,183
HarborView Mortgage Loan Trust 5.852%, 1M TSFR + 0.524%, 12/19/36 (a)	1,100,980	858,059
Impac Secured Assets Trust 5.774%, 1M TSFR + 0.454%, 11/25/36 (a)	150,003	131,768
IndyMac INDX Mortgage Loan Trust 3.688%, 09/25/37 (a)	635,614	425,099
JP Morgan Alternative Loan Trust 4.561%, 05/25/37 (a)	134,073	120,063
5.854%, 1M TSFR + 0.534%, 03/25/37 (a)	658,310	601,786
JP Morgan Mortgage Trust 0.270%, 02/25/52 (144A) (a) (b)	8,935,746	114,466
0.500%, 02/25/52 (144A) (a) (b)	8,936,519	293,631
2.500%, 02/25/52 (144A) (a)	6,973,593	5,368,980
3.011%, 02/25/52 (144A) (a)	126,052	47,016
3.270%, 02/25/52 (144A) (a)	965,517	699,141
6.500%, 08/25/36	182,661	60,028
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (m)	2,868,104	2,649,132
5.734%, 01/25/60 (144A) (m)	82,009	81,856
MASTR Resecuritization Trust 6.264%, 08/25/37 (144A) (a)	219,765	104,560
Merrill Lynch Mortgage Investors Trust 4.079%, 05/25/36 (a)	459,039	323,247
MFA Trust 3.514%, 04/25/65 (144A) (a)	540,000	384,263
Mortgage Loan Resecuritization Trust 5.784%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	772,764	736,940

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	204,675	191,452
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.134%, 05/25/36 (m)	218,911	41,173
NYMT Loan Trust 2.944%, 10/25/60 (144A) (a)	1,881,227	1,872,330
Preston Ridge Partners Mortgage LLC 2.951%, 10/25/25 (144A) (m)	969,146	948,044
RFMSI Trust 5.341%, 08/25/36 (a)	779,316	542,993
RMF Buyout Issuance Trust 3.690%, 11/25/31 (144A) (a)	509,000	436,186
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (n)	783,659	78,098
0.928%, 07/25/56 (144A) (a) (b)	954,993	94,117
3.306%, 05/25/57 (a)	158,681	55,205
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (a)	2,320,509	2,238,089
Sequoia Mortgage Trust 3.921%, 07/20/37 (a)	149,216	118,116
Structured Adjustable Rate Mortgage Loan Trust 3.956%, 04/25/36 (a)	170,379	97,106
4.196%, 04/25/47 (a)	509,919	236,088
Structured Asset Mortgage Investments II Trust 5.814%, 1M TSFR + 0.494%, 06/25/36 (a)	778,925	649,428
5.854%, 1M TSFR + 0.534%, 05/25/46 (a)	135,255	89,543
5.894%, 1M TSFR + 0.574%, 02/25/36 (a)	540,938	453,383
Visio Trust 3.910%, 11/25/54 (144A) (a)	169,000	114,388
Vista Point Securitization Trust 4.900%, 04/25/65 (144A) (a)	100,000	81,038
Voyager OPTONE Delaware Trust 2.065%, 02/25/38 (144A) (a) (b)	2,972,914	687,342
WaMu Mortgage Pass-Through Certificates Trust 5.376%, 12M MTA + 0.750%, 06/25/47 (a)	404,387	320,156

		63,468,852

Commercial Mortgage-Backed Securities—2.8%
1211 Avenue of the Americas Trust 4.280%, 08/10/35 (144A) (a)	230,000	193,176
245 Park Avenue Trust 0.271%, 06/05/37 (144A) (a) (b)	5,000,000	29,878
3.779%, 06/05/37 (144A) (a)	207,000	164,049
280 Park Avenue Mortgage Trust 7.167%, 1M TSFR + 1.586%, 09/15/34 (144A) (a)	500,000	451,213
7.749%, 1M TSFR + 2.169%, 09/15/34 (144A) (a)	1,473,000	1,270,463
ALEN Mortgage Trust 8.548%, 1M TSFR + 3.214%, 04/15/34 (144A) (a)	453,000	304,506
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	65,068
Ashford Hospitality Trust 7.605%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	132,668
Atrium Hotel Portfolio Trust 7.580%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,295,000	1,166,272

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust 3.716%, 04/14/33 (144A) (a)	250,000	$209,978
6.780%, 1M TSFR + 1.447%, 11/15/33 (144A) † (a)	510,000	454,957
6.880%, 1M TSFR + 1.547%, 11/15/32 (144A) † (a)	300,000	279,968
7.380%, 1M TSFR + 2.047%, 11/15/32 (144A) † (a)	630,000	539,763
Bank 0.467%, 09/15/62 (a) (b)	8,619,000	159,830
Bank of America Merrill Lynch Commercial Mortgage Trust 0.735%, 02/15/50 (a) (b)	4,070,000	72,121
1.391%, 02/15/50 (144A) (a) (b)	2,000,000	71,116
Bayview Commercial Asset Trust 5.809%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	82,763	76,153
5.839%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	126,162	113,172
5.884%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	58,962	53,495
5.884%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	84,215	77,670
5.974%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	67,029	60,082
6.109%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	43,894	40,194
6.934%, 1M TSFR + 1.614%, 12/25/37 (144A) (a)	1,006,609	851,600
BB-UBS Trust 0.730%, 11/05/36 (144A) (a) (b)	85,480,000	462,045
4.160%, 11/05/36 (144A) (a)	330,000	286,117
BBCMS Mortgage Trust 6.252%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	280,000	259,025
Beast Mortgage Trust 6.547%, 1M TSFR + 1.214%, 04/15/36 (144A) (a)	604,000	578,531
6.797%, 1M TSFR + 1.464%, 04/15/36 (144A) (a)	751,000	718,602
7.047%, 1M TSFR + 1.714%, 04/15/36 (144A) (a)	697,000	660,847
7.547%, 1M TSFR + 2.214%, 04/15/36 (144A) (a)	589,000	550,129
8.347%, 1M TSFR + 3.014%, 04/15/36 (144A) (a)	576,000	539,370
9.247%, 1M TSFR + 3.914%, 04/15/36 (144A) (a)	641,000	597,279
10.349%, 1M TSFR + 5.017%, 04/15/36 (144A) (a)	454,000	423,002
Benchmark Mortgage Trust 1.183%, 03/15/52 (a) (b)	3,446,239	143,425
1.375%, 02/15/54 (a) (b)	5,090,594	313,209
BFLD Trust 9.148%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	225,604
BHMS Mortgage Trust 6.879%, 1M TSFR + 1.547%, 07/15/35 (144A) (a)	260,000	256,677
BPR Trust 9.048%, 1M TSFR + 3.714%, 09/15/38 (144A) (a)	492,000	457,525
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,360,998
3.454%, 03/10/33 (144A)	1,206,304	1,132,835
3.633%, 03/10/33 (144A)	600,000	542,221
BX Commercial Mortgage Trust 2.843%, 03/09/44 (144A) (a)	897,000	728,607
6.357%, 1M TSFR + 1.024%, 02/15/33 (144A) (a)	2,391,915	2,333,822
7.597%, 1M TSFR + 2.264%, 02/15/33 (144A) (a)	1,466,417	1,431,352
7.747%, 1M TSFR + 2.414%, 10/15/36 (144A) (a)	3,944,000	3,879,098
8.097%, 1M TSFR + 2.764%, 10/15/36 (144A) (a)	2,955,292	2,894,887
8.248%, 1M TSFR + 2.914%, 06/15/38 (144A) (a)	641,141	610,910
9.697%, 1M TSFR + 4.364%, 02/15/33 (144A) (a)	979,005	955,993
BX Trust 3.202%, 12/09/41 (144A)	168,000	141,604
4.076%, 12/09/41 (144A) (a)	2,772,000	2,252,730

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
7.342%, 1M TSFR + 2.010%, 10/15/36 (144A) (a)	344,000	328,239
7.697%, 1M TSFR + 2.364%, 01/15/34 (144A) (a)	253,189	244,441
7.848%, 1M TSFR + 2.514%, 02/15/36 (144A) (a)	1,742,188	1,626,994
8.022%, 1M TSFR + 2.690%, 05/15/38 (144A) (a)	920,000	921,152
8.447%, 1M TSFR + 3.114%, 01/15/34 (144A) (a)	388,825	375,381
8.448%, 1M TSFR + 3.114%, 02/15/36 (144A) (a)	893,170	822,646
8.589%, 1M TSFR + 3.257%, 10/15/36 (144A) (a)	302,000	282,320
BXP Trust 2.868%, 01/15/44 (144A) (a)	327,000	189,556
3.670%, 08/13/37 (144A) (a)	760,000	518,218
Cassia SRL 6.316%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,267,640	1,292,100
CD Mortgage Trust 3.631%, 02/10/50	350,000	314,402
3.956%, 08/15/50 (a)	363,000	301,870
CFCRE Commercial Mortgage Trust 0.851%, 05/10/58 (a) (b)	2,370,000	37,573
CFK Trust 4.791%, 01/15/39 (144A) (a)	728,000	615,536
Citigroup Commercial Mortgage Trust 0.912%, 11/10/42 (144A) (a) (b)	7,730,000	348,754
4.889%, 05/10/36 (144A) (a)	1,107,000	1,103,173
Cold Storage Trust 8.212%, 1M TSFR + 2.880%, 11/15/37 (144A) (a)	1,582,615	1,568,684
COMM Mortgage Trust 0.168%, 02/10/35 (144A) (a) (b)	60,958,000	66,013
3.285%, 10/10/36 (144A) (a)	270,000	207,430
CSAIL Commercial Mortgage Trust 0.259%, 11/15/50 (a) (b)	3,940,000	39,633
0.697%, 09/15/52 (a) (b)	4,150,000	111,535
1.487%, 09/15/52 (a) (b)	3,076,545	159,725
1.705%, 06/15/52 (a) (b)	7,039,184	449,670
4.237%, 06/15/52 (a)	70,000	53,253
CSMC Trust 3.904%, 11/10/32 (144A) (a)	301,000	136,955
6.330%, 1M TSFR + 0.997%, 12/15/30 (144A) (a)	280,000	266,687
8.948%, 1M TSFR + 3.614%, 11/15/38 (144A) (a)	191,000	187,166
10.310%, 1M TSFR + 4.976%, 10/15/37 (144A) (a)	587,000	531,073
DBJPM Mortgage Trust 1.000%, 06/10/50 (a) (b)	2,060,000	60,846
3.276%, 05/10/49	240,000	223,424
DBUBS Mortgage Trust 3.648%, 10/10/34 (144A) (a)	1,257,563	915,742
ELP Commercial Mortgage Trust 8.564%, 1M TSFR + 3.230%, 11/15/38 (144A) (a)	642,142	605,190
Extended Stay America Trust 7.697%, 1M TSFR + 2.364%, 07/15/38 (144A) (a)	712,866	701,231
8.297%, 1M TSFR + 2.964%, 07/15/38 (144A) (a)	1,283,158	1,257,384
9.147%, 1M TSFR + 3.814%, 07/15/38 (144A) (a)	566,491	550,916
GCT Commercial Mortgage Trust 7.798%, 1M TSFR + 2.464%, 02/15/38 (144A) (a)	100,000	31,484
GS Mortgage Securities Corportation II 5.366%, 05/03/32 (144A)	840,000	812,194

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corportation Trust 2.856%, 05/10/34 (144A)	710,000	$486,350
GS Mortgage Securities Trust 1.832%, 12/12/53 (144A) (a) (b)	3,100,971	259,606
3.932%, 10/10/35 (144A) (a)	200,000	165,270
3.934%, 11/10/52 (a)	60,000	44,181
4.529%, 04/10/47 (a)	50,000	46,913
4.554%, 07/10/48 (a)	110,000	98,529
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,120,460
HONO Mortgage Trust 8.798%, 1M TSFR + 3.464%, 10/15/36 (144A) (a)	287,000	261,064
9.848%, 1M TSFR + 4.514%, 10/15/36 (144A) (a)	263,000	237,612
Hudson Yards Mortgage Trust 3.041%, 12/10/41 (144A) (a)	662,050	452,320
IMT Trust 3.478%, 06/15/34 (144A)	540,000	525,681
3.613%, 06/15/34 (144A) (a)	570,000	547,674
JP Morgan Chase Commercial Mortgage Securities Trust 0.606%, 04/15/46 (a) (b)	4,900,000	123
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	94,426
6.589%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	310,107	281,396
7.147%, 1M TSFR + 1.814%, 04/15/38 (144A) (a)	787,000	773,531
7.540%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	570,000	547,814
7.897%, 1M TSFR + 2.564%, 04/15/38 (144A) (a)	1,030,000	993,104
8.218%, 1M TSFR + 2.884%, 10/15/33 (144A) (a)	180,000	146,169
8.397%, 1M TSFR + 3.064%, 04/15/38 (144A) (a)	450,000	430,490
8.872%, 1M TSFR + 3.540%, 04/15/37 (144A) (a)	899,153	778,581
JPMBB Commercial Mortgage Securities Trust 0.691%, 05/15/48 (a) (b)	544,005	3,725
0.943%, 09/15/47 (a) (b)	1,087,595	4,400
4.290%, 12/15/48 (144A) (a)	300,000	237,107
JPMCC Commercial Mortgage Securities Trust 4.050%, 09/15/50	110,000	89,536
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (b)	2,067,000	39,099
KKR Industrial Portfolio Trust 7.497%, 1M TSFR + 2.164%, 12/15/37 (144A) (a)	420,000	406,537
KNDL Mortgage Trust 7.328%, 1M TSFR + 1.996%, 05/15/36 (144A) (a)	865,000	854,275
Lehman Brothers Small Balance Commercial Mortgage Trust 5.684%, 1M TSFR + 0.364%, 03/25/37 (144A) (a)	12,926	12,932
5.884%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	219,224	207,456
Life Mortgage Trust 7.797%, 1M TSFR + 2.464%, 03/15/38 (144A) (a)	673,335	643,459
LSTAR Commercial Mortgage Trust 0.956%, 03/10/50 (144A) (a) (b)	636,557	10,835
3.281%, 04/20/48 (144A) (a)	38,062	36,735
LUXE Trust 8.205%, 1M TSFR + 2.864%, 10/15/38 (144A) (a)	100,000	96,083
Med Trust 10.697%, 1M TSFR + 5.364%, 11/15/38 (144A) (a)	4,050,295	3,827,622
MF1 Trust 9.552%, 1M TSFR + 4.220%, 12/15/34 (144A) (a)	163,000	151,510
MFT Mortgage Trust 3.593%, 02/10/42 (144A) (a)	350,781	188,351
MHC Commercial Mortgage Trust 7.547%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	1,699,228	1,668,309

Commercial Mortgage-Backed Securities—(Continued)
MHC Commercial Mortgage Trust
8.047%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	178,041	172,682
Morgan Stanley Bank of America Merrill Lynch Trust 1.328%, 12/15/47 (144A) (a) (b)	1,810,000	24,427
4.668%, 10/15/48 (a)	170,000	150,794
Morgan Stanley Capital I Trust 1.169%, 03/15/52 (a) (b)	2,328,723	95,194
2.307%, 06/15/50 (144A) (a) (b)	1,190,000	75,962
8.245%, 1M TSFR + 2.914%, 07/15/35 (144A) (a)	10,000	9,622
MSCG Trust 7.530%, 1M TSFR + 2.197%, 10/15/37 (144A) (a)	111,492	109,176
Natixis Commercial Mortgage Securities Trust 4.404%, 06/17/38 (144A)	265,000	242,070
6.397%, 1M TSFR + 1.064%, 06/15/35 (144A) (a)	61,156	57,735
Olympic Tower Mortgage Trust 0.511%, 05/10/39 (144A) (a) (b)	13,300,000	161,967
4.077%, 05/10/39 (144A) (a)	1,049,000	616,859
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	21,110,000	211
0.218%, 02/10/32 (144A) (a) (b)	4,222,000	4,644
One New York Plaza Trust 8.198%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	121,600
SREIT Trust 8.065%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	672,700	642,315
8.072%, 1M TSFR + 2.739%, 11/15/38 (144A) (a)	890,000	860,292
UBS Commercial Mortgage Trust 1.142%, 12/15/52 (a) (b)	7,104,579	287,586
1.602%, 10/15/52 (a) (b)	6,775,401	425,513
Velocity Commercial Capital Loan Trust 2.520%, 12/26/51 (144A) (a)	2,567,081	2,021,354
2.980%, 02/25/50 (144A) (a)	123,758	97,524
4.240%, 11/25/47 (144A) (a)	66,639	55,012
4.480%, 12/26/51 (144A) (a)	279,662	200,113
5.000%, 11/25/47 (144A) (a)	39,173	31,163
Wells Fargo Commercial Mortgage Trust 1.169%, 12/15/48 (a) (b)	895,019	15,064
1.388%, 08/15/49 (144A) (a) (b)	1,430,000	41,661
1.577%, 05/15/52 (a) (b)	4,778,228	259,504
3.874%, 06/15/36 (144A) (a)	170,000	140,818
4.904%, 01/15/52 (a)	622,000	541,644
7.538%, 1M TSFR + 2.204%, 02/15/37 (144A) (a)	300,000	291,750
8.188%, 1M TSFR + 2.854%, 02/15/37 (144A) (a)	260,000	238,696

		74,594,643

Total Mortgage-Backed Securities (Cost $167,345,819)		138,063,495

Floating Rate Loans (o)—1.0%

Agriculture—0.0%
Hydrofarm Holdings LLC Term Loan, 10.818%, 1M TSFR + 5.500%, 10/25/28	372,368	307,203

Airlines—0.0%
Kestrel Bidco, Inc. Term Loan B, 8.420%, 1M TSFR + 3.000%, 12/11/26	587	576

Apparel—0.0%
Fanatics Commerce Intermediate Holdco LLC Term Loan B, 8.828%, 1M TSFR + 3.250%, 11/24/28	271,245	271,415

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.0%
Emerald Technologies Acquisitionco, Inc. Term Loan, 11.823%, 3M TSFR + 6.250%, 12/29/27	266,881	$256,206

Beverages—0.0%
City Brewing Co. LLC
Closing Date Term Loan, 9.070%, 3M TSFR + 3.500%, 04/05/28	343,980	228,403
Naked Juice LLC
2nd Lien Term Loan, 11.490%, 3M TSFR + 6.000%, 01/24/30	75,000	61,634
Triton Water Holdings, Inc. Term Loan, 8.650%, 3M TSFR + 3.250%, 03/31/28	166,693	163,373

		453,410

Building Materials—0.0%
IPS Corp.
Delayed Draw Term Loan, 9.000%, 3M TSFR + 3.750%, 10/02/28 (p)	27,444	26,792
Term Loan, 9.166%, 1M TSFR + 3.750%, 10/02/28	146,923	143,434

		170,226

Chemicals—0.1%
Aruba Investments, Inc.
USD Term Loan, 9.416%, 1M TSFR + 4.000%, 11/24/27	183,400	180,420
Bakelite U.S. Holdco, Inc. Term Loan, 9.300%, 3M TSFR + 4.000%, 05/29/29	1,019,395	1,007,927
Eastman Chemical Co.
2021 Term Loan B, 10.902%, 3M TSFR + 5.250%, 11/01/28	395,970	373,449
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 9.631%, 3M TSFR + 4.000%, 03/16/27	368,169	366,624

		1,928,420

Commercial Services—0.3%
Allied Universal Holdco LLC
USD Incremental Term Loan B, 9.166%, 1M TSFR + 3.750%, 05/12/28	606,620	587,215
American Auto Auction Group LLC Term Loan B, 10.300%, 3M TSFR + 5.000%, 12/30/27	250,394	241,004
Caliber Home Loans, Inc.
Revolver, 8.902%, 3M LIBOR + 3.250%, 07/24/25 (i) (j) (p)	5,350,000	5,360,700
Davis-Standard LLC Term Loan, 11.337%, 6M TSFR + 6.000%, 12/10/28	344,649	341,634
Digital Room Holdings, Inc. Term Loan, 10.666%, 1M TSFR + 5.250%, 12/21/28	509,245	469,779
Interface Security Systems LLC Term Loan, 12.430%, 1M LIBOR + 7.000%, 08/07/24 (i) (j)	1,321,327	1,096,701
Signal Parent, Inc. Term Loan B, 8.818%, 1M TSFR + 3.500%, 04/03/28	547,400	464,058
Vaco Holdings LLC Term Loan, 10.393%, 3M TSFR + 5.000%, 01/21/29	274,649	264,922

		8,826,013

Computers—0.1%
Alorica, Inc. First Lien Term Loan, 12.191%, 1M TSFR + 6.875%, 12/21/27 † (i) (j)	857,935	840,776
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 14.130%, 3M TSFR + 8.750%, 07/31/28 † (i) (j) (p)	2,512,000	2,468,040

		3,308,816

Cosmetics/Personal Care—0.0%
Conair Holdings LLC Term Loan B, 9.402%, 3M TSFR + 3.750%, 05/17/28	94,863	90,950
Euro Parfums Fze Term Loan B, 06/23/28 † (i) (j) (q)	222,000	215,340

		306,290

Engineering & Construction—0.1%
Orion Group Holdco LLC 2023 1st Amendment Incremental Term Loan, 11.423%, 3M TSFR + 6.000%, 03/19/27 (i) (j)	387,258	384,664
2023 1st Lien Term Loan, 11.423%, 3M TSFR + 6.000%, 03/19/27 (i) (j)	66,416	66,024
2023 2nd Lien Term Loan, 11.673%, 3M TSFR + 6.250%, 08/10/27 (i) (j)	538,282	534,245
2023 Term Loan, 11.923%, 3M TSFR + 6.500%, 03/19/27 † (i) (j)	194,858	193,241

		1,178,174

Entertainment—0.1%
Bally’s Corp. Term Loan B, 9.099%, 3M TSFR + 3.250%, 10/02/28	1,314,637	1,291,316
ECL Entertainment LLC
2023 Term Loan B, 10.140%, 3M TSFR + 4.750%, 08/31/30	739,000	739,308
J&J Ventures Gaming LLC Term Loan, 9.652%, 3M TSFR + 4.000%, 04/26/28	317,393	305,094
Maverick Gaming LLC Term Loan B, 13.184%, 3M LIBOR + 7.500%, 09/03/26	479,567	353,680

		2,689,398

Food—0.1%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan, 9.436%, 3M TSFR + 4.000%, 06/09/28	786,714	710,009
Shearer’s Foods, Inc. Term Loan, 8.931%, 1M TSFR + 3.500%, 09/23/27	162,001	162,035

		872,044

Hand/Machine Tools—0.0%
Apex Tool Group LLC Term Loan, 10.674%, 1M TSFR + 5.250%, 02/08/29	480,005	440,404

Healthcare-Services—0.0%
Medical Solutions Holdings, Inc.
2nd Lien Term Loan, 12.523%, 3M TSFR + 7.000%, 11/01/29	274,000	246,600

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (o)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Select Medical Corp.
2023 Term Loan B1, 8.316%, 1M TSFR + 3.000%, 03/06/27	241,448	$241,524

		488,124

Household Products/Wares—0.0%
Kronos Acquisition Holdings, Inc.
1st Lien Term Loan, 11.567%, 3M TSFR + 6.000%, 12/22/26	122,214	122,367

Housewares—0.0%
Springs Windows Fashions LLC Term Loan B, 9.318%, 1M TSFR + 4.000%, 10/06/28	337,855	288,021

Lodging—0.1%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 10.183%, 1M TSFR + 4.750%, 02/02/26	150,063	145,811
Term Loan B, 9.181%, 1M TSFR + 3.750%, 02/02/26	369,459	355,789
Fertitta Entertainment LLC Term Loan B, 9.316%, 1M TSFR + 4.000%, 01/27/29	1,534,290	1,521,737
Spectacle Gary Holdings LLC Term Loan B, 9.769%, 3M TSFR + 4.250%, 12/10/28	1,410,108	1,381,025

		3,404,362

Media—0.1%
DirecTV Financing LLC Term Loan, 10.431%, 1M TSFR + 5.000%, 08/02/27	326,773	319,755
Gray Television, Inc. Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	500,911	489,014

		808,769

Mining—0.0%
American Rock Salt Co. LLC Term Loan, 9.431%, 1M TSFR + 4.000%, 06/09/28	96,389	89,883

Pipelines—0.0%
DT Midstream, Inc. Term Loan B, 7.318%, 1M TSFR + 2.000%, 06/26/28	129,511	129,934

Retail—0.0%
Park River Holdings, Inc. Term Loan, 8.522%, 6M LIBOR + 3.250%, 12/28/27	89,314	86,453
Tory Burch LLC Term Loan B, 8.681%, 1M TSFR + 3.250%, 04/16/28	379,724	375,167
WOOF Holdings, Inc.
1st Lien Term Loan, 9.397%, 3M TSFR + 3.750%, 12/21/27	140,686	112,197

		573,817

Software—0.0%
ConnectWise LLC Term Loan B, 8.931%, 1M TSFR + 3.500%, 09/29/28	383,237	378,447

Telecommunications—0.0%
Connect Finco Sarl Term Loan B, 8.816%, 1M TSFR + 3.500%, 12/11/26	527,686	517,957
Intelsat Jackson Holdings SA
Exit Term Loan B, 9.772%, 3M TSFR + 4.250%, 02/01/29	1,150	1,150
Level 3 Financing, Inc. Term Loan B, 7.181%, 1M TSFR + 1.750%, 03/01/27	200,000	189,337

		708,444

Total Floating Rate Loans (Cost $29,061,107)		28,000,763

Foreign Government—0.9%

Banks—0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/33 (144A)	309,000	291,233

Sovereign—0.9%
Argentina Government International Bond 3.625%, 07/09/35 (m)	228,000	56,237
4.250%, 01/09/38 (m)	193,000	56,526
Benin Government International Bond 4.875%, 01/19/32 (EUR)	139,000	108,919
Colombia Government International Bonds 3.875%, 04/25/27	200,000	181,878
4.125%, 05/15/51	400,000	222,550
8.000%, 04/20/33	361,000	356,445
Colombia TES 5.750%, 11/03/27 (COP)	2,338,000,000	476,790
7.500%, 08/26/26 (COP)	3,737,000,000	842,450
Dominican Republic International Bonds 5.950%, 01/25/27	100,000	96,554
6.875%, 01/29/26	100,000	99,673
Egypt Government International Bonds 7.500%, 02/16/61	200,000	100,604
7.625%, 05/29/32	200,000	115,000
Guatemala Government Bond 5.250%, 08/10/29 (144A)	73,000	67,182
Indonesia Government International Bonds 2.850%, 02/14/30	662,000	562,851
3.050%, 03/12/51	1,965,000	1,267,436
6.750%, 01/15/44	200,000	216,113
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	100,000	80,351
Mexican Bonos 7.500%, 06/03/27 (MXN)	13,600,000	712,249
8.500%, 05/31/29 (MXN)	39,761,000	2,132,709
8.500%, 11/18/38 (MXN)	18,290,800	924,715
Mexico Government International Bonds 2.659%, 05/24/31 (g)	2,305,000	1,818,723
4.500%, 01/31/50	4,504,000	3,240,568
Morocco Government International Bond 6.500%, 09/08/33 (144A)	343,000	336,140
Nigeria Government International Bond 7.375%, 09/28/33	200,000	147,552

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Panama Government International Bonds 3.875%, 03/17/28 (g)	1,279,000	$1,174,434
4.500%, 04/01/56	1,811,000	1,189,674
6.400%, 02/14/35	451,000	436,582
6.853%, 03/28/54	200,000	185,714
Peru Government International Bonds 1.862%, 12/01/32	80,000	57,707
2.783%, 01/23/31	21,000	17,197
3.550%, 03/10/51	1,587,000	1,042,556
Philippines Government International Bonds 3.000%, 02/01/28	1,834,000	1,660,050
3.200%, 07/06/46	2,044,000	1,341,182
Republic of Poland Government International Bond 4.250%, 02/14/43 (EUR)	26,000	25,399
Republic of South Africa Government International Bond 5.000%, 10/12/46	200,000	123,500
Romania Government International Bonds 2.124%, 07/16/31 (EUR)	37,000	28,948
2.125%, 03/07/28 (EUR)	209,000	191,433
2.500%, 02/08/30 (EUR)	31,000	26,778
2.875%, 03/11/29 (EUR)	29,000	26,825
5.250%, 11/25/27 (144A)	14,000	13,614
Russia Federal Bond - OFZ 6.100%, 07/18/35 (RUB)	59,043,000	149,902
Saudi Government International Bonds 3.450%, 02/02/61	309,000	188,868
4.500%, 04/17/30	200,000	190,432
Ukraine Government International Bonds
4.375%, 01/27/32 (EUR)	194,000	47,981
7.253%, 03/15/35	200,000	51,971
7.375%, 09/25/34	557,000	146,357
7.375%, 09/25/34 (144A)	274,000	71,996
7.750%, 09/01/28	100,000	28,672
7.750%, 09/01/29	294,000	83,925
7.750%, 08/01/41 (a)	253,000	115,115
Uruguay Government International Bonds 4.375%, 10/27/27	1,266,587	1,249,977
5.100%, 06/18/50	1,118,733	989,506
5.750%, 10/28/34	37,283	37,946

		25,114,456

Total Foreign Government (Cost $32,493,003)		25,405,689

Municipals—0.7%
American Municipal Power, Inc. 8.084%, 02/15/50	510,000	638,055
Bay Area Toll Authority 7.043%, 04/01/50	1,215,000	1,410,056
City of San Antonio Electric & Gas Systems Revenue 5.808%, 02/01/41	875,000	878,930
Los Angeles Community College District 6.600%, 08/01/42	785,000	860,068
Los Angeles Unified School District 6.758%, 07/01/34	2,020,000	2,183,139
Massachusetts Housing Finance Agency 4.500%, 12/01/48	275,000	236,895
Metropolitan Transportation Authority 6.668%, 11/15/39	170,000	173,009
6.814%, 11/15/40	330,000	339,954
Municipal Electric Authority of Georgia 6.637%, 04/01/57	455,000	483,510
New Jersey Turnpike Authority 7.414%, 01/01/40	492,000	572,096
New York City Municipal Water Finance Authority 5.882%, 06/15/44	270,000	272,228
New York State Dormitory Authority 5.389%, 03/15/40	355,000	339,551
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,350,000	1,194,417
State of California 4.600%, 04/01/38	3,765,000	3,376,835
7.550%, 04/01/39	780,000	917,750
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	2,857,366
State of Texas 5.517%, 04/01/39	820,000	814,399
University of California 4.858%, 05/15/2112	239,000	196,691

Total Municipals (Cost $21,728,037)		17,744,949

Common Stocks—0.2%

Chemicals—0.0%
Element Solutions, Inc.	13,168	258,224

Energy Equipment & Services—0.0%
Halliburton Co.	4,171	168,925
Transocean Ltd. (g) (r)	83,817	688,138

		857,063

Financial Services—0.0%
Mr. Cooper Group, Inc. (r)	4,073	218,150

Hotel & Resort REITs—0.1%
DiamondRock Hospitality Co.	25,240	202,677
Park Hotels & Resorts, Inc. (d) (g)	12,821	157,955
Service Properties Trust	33,695	259,115
Sunstone Hotel Investors, Inc. (d)	11,698	109,376
Xenia Hotels & Resorts, Inc.	14,981	176,476

		905,599

Hotels, Restaurants & Leisure—0.0%
Boyd Gaming Corp.	278	16,911
Caesars Entertainment, Inc. (r)	2,213	102,572
Genius Sports Ltd. (r)	118,626	632,277

		751,760

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—0.0%
Sarcos Technology & Robotics Corp. (g)	1,162	$993

Metals & Mining—0.0%
U.S. Steel Corp. (g)	11,093	360,301

Oil, Gas & Consumable Fuels—0.1%
California Resources Corp.	6,165	345,302
Chesapeake Energy Corp. (g)	1,311	113,047
Green Plains, Inc. (d) (r)	11,216	337,602
Marathon Petroleum Corp.	1,868	282,703
Phillips 66	2,678	321,762
Valero Energy Corp.	1,020	144,544

		1,544,960

Real Estate Management & Development—0.0%
Forestar Group, Inc. (r)	7,291	196,419

Total Common Stocks (Cost $5,312,375)		5,093,469

Preferred Stocks—0.2%

Home Builders—0.1%
Dream Finders Homes, Inc., 9.000% † (i) (j)	2,628	2,427,615

IT Services—0.1%
Versa Networks, Inc. - Series E, 12.000% PIK † (h) (i) (j)	678,151	2,149,739

Software—0.0%
Lessen, Inc. - Series C † (i) (j) (r)	23,458	209,949

Total Preferred Stocks (Cost $4,884,399)		4,787,303

Convertible Bonds—0.1%

Automobiles—0.1%
FreeWire Technologies, Inc. 13.140%, 6.570% PIK, 03/31/25 † (a) (h) (i) (j)	1,321,198	1,327,804

Energy-Alternate Sources—0.0%
Stem, Inc. 0.500%, 12/01/28	102,000	58,701

Media—0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	320,000	213,600

Total Convertible Bonds (Cost $1,630,387)		1,600,105

Warrants—0.0%

Automobiles—0.0%
FreeWire Technologies, Inc. Tranche A † (i) (j) (r)	136,947	23,281
FreeWire Technologies, Inc. Tranche B † (i) (j) (r)	6,847	1,164

Automobiles—(Continued)
FreeWire Technologies, Inc. Tranche B (Unvested) † (i) (j) (r)	130,100	1

		24,446

Health Care Providers & Services—0.0%
Cano Health, Inc. (r)	29,597	1,480

Health Care Technology—0.0%
Pear Therapeutics, Inc. (r)	10,748	1

Hotels, Restaurants & Leisure—0.0%
Sonder Holdings, Inc. (i) (j) (r)	20,820	0

IT Services—0.0%
Versa Networks, Inc. † (i) (j) (r)	83,584	236,543

Machinery—0.0%
Sarcos Technology & Robotics Corp. (r)	102,425	1,751

Software—0.0%
Aurora Innovation, Inc. (r)	2,636	844
Latch, Inc. (r)	6,439	0

		844

Specialty Retail—0.0%
EVgo, Inc. (r)	12,581	4,655

Total Warrants (Cost $328,905)		269,720

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (i) (j) (l)	100,000	0

Savings & Loans—0.0%
Washington Mutual, Inc. (i) (j) (l)	1,247,000	0
Washington Mutual, Inc. (i) (j) (l)	3,780,000	1
Washington Mutual, Inc. (i) (j) (l)	1,310,000	0
Washington Mutual, Inc. (i) (j) (l)	2,440,000	0

		1

Total Escrow Shares (Cost $0)		1

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $89,084,043; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $90,846,857.	89,065,488	89,065,488

Total Short-Term Investments (Cost $89,065,488)		89,065,488

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (s)—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreements—0.3%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $1,500,660; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $1,530,000.	1,500,000	$1,500,000
BofA Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.290%, due on 10/02/23 with a maturity value of $962,090; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/23 - 11/15/41, and an aggregate market value of $980,899.	961,666	961,666
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,200,532; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $63,459; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $64,661.	63,392	63,392
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $1,228,355; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $1,252,922.	1,227,814	1,227,814
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $1,800,795; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $1,836,000.	1,800,000	1,800,000
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,200,532; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,229,736.	1,200,000	1,200,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $37,127; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $38,008.	37,089	37,089

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $250,114; collateralized by various Common Stock with an aggregate market value of $278,999.	250,000	250,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $66,814; collateralized by various Common Stock with an aggregate market value of $74,332.	66,784	66,784
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $200,090; collateralized by various Common Stock with an aggregate market value of $220,100.	200,000	200,000

		8,506,745

Mutual Funds—0.0%
Allspring Government Money Market Fund, Select Class 5.270% (t)	50,000	50,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (t)	160,782	160,782
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (t)	150,000	150,000

		360,782

Total Securities Lending Reinvestments (Cost $8,867,527)		8,867,527

Total Purchased Options—0.6% (u) (Cost $10,363,309)		15,182,865
Total Investments—112.5% (Cost $3,320,622,149)		3,028,469,718
Unfunded Loan Commitments—(0.1)% (Cost $(2,695,667))		(2,695,667)
Net Investments—112.4% (Cost $3,317,926,482)		3,025,774,051
Other assets and liabilities (net)—(12.4)%		(333,609,799)

Net Assets—100.0%		$2,692,164,252

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $20,529,041, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of September 30, 2023, the market value of securities pledged was $4,514,001.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $4,999,253.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $30,192,426 and the collateral received consisted of cash in the amount of $8,867,527 and non-cash collateral with a value of $22,360,396. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 1.2% of net assets.
(k)	Perpetual bond with no specified maturity date.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Principal only security.
(o)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(p)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(q)	This loan will settle after September 30, 2023, at which time the interest rate will be determined.
(r)	Non-income producing security.
(s)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(t)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(u)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $440,636,594, which is 16.4% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Alorica, Inc., 12.191%, 12/21/27	01/26/23	857,935	$850,540	$840,776
BAMLL Commercial Mortgage Securities Trust, 7.380%, 11/15/32	12/04/17	630,000	630,000	539,763
BAMLL Commercial Mortgage Securities Trust, 6.880%, 11/15/32	12/04/17	300,000	300,000	279,968
BAMLL Commercial Mortgage Securities Trust, 6.780%, 11/15/33	06/20/19	510,000	509,283	454,957
Coreweave Compute Acquisition Co. II LLC, 14.130%, 07/31/28	07/31/23	2,512,000	2,510,099	2,468,040
Dream Finders Homes, Inc.	09/29/21	2,628	2,601,720	2,427,615
Euro Parfums Fze 06/23/28	06/22/23	222,000	215,371	215,340
Freed Hotels & Resorts 10.000%, 12/02/23	12/06/21	1,124,256	1,121,658	1,073,664
FreeWire Technologies, Inc., 13.140%, 03/31/25	04/27/22-06/30/23	1,321,198	1,302,823	1,327,804
FreeWire Technologies, Inc. Tranche A	04/27/22	136,947	—	23,281
FreeWire Technologies, Inc. Tranche B	05/03/23	6,847	—	1,164
FreeWire Technologies, Inc. Tranche B (Unvested)	05/03/23	130,100	—	1
Knollwood CDO Ltd., 8.743%, 01/10/39	02/10/24	1,142,164	1,142,164	114
Landsea Homes Corp., 11.000%, 07/17/28	01/17/23	3,104,000	3,010,880	3,010,880
Lessen, Inc., 8.762%, 01/05/28	01/05/23	1,727,283	1,666,481	1,621,573
Lessen, Inc. - Series C	01/05/23	23,458	303,694	209,949
Oceana Trust, 12.500%, 08/31/27	08/31/23	759,000	491,794	486,779
Oceana Trust, 12.500%, 08/31/26	08/31/23	456,000	295,465	292,628
Oceana Trust, 12.000%, 08/31/25	08/31/23	304,000	196,977	195,222
Orion Group Holdco LLC, 11.923%, 03/19/27	09/06/23	194,858	193,272	193,241
Pioneer Midco, 10.500%, 11/18/30	01/27/23	1,026,000	1,008,045	1,010,610
Sonder Holdings, Inc., 14.652%, 01/19/27	01/19/22-09/29/23	1,713,575	1,678,748	1,469,390
Versa Networks, Inc.	10/14/22	83,584	—	236,543
Versa Networks, Inc. - Series E	10/14/22	678,151	1,978,985	2,149,739

				$20,529,041

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,620,762)	$(2,049,199)	$(2,009,074)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(7,969,800)	(6,042,289)	(5,796,737)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(38,050,400)	(34,222,921)	(33,921,078)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(11,237,400)	(10,656,427)	(10,241,695)

Totals				$(52,970,836)	$(51,968,584)

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	338,000	CBNA	10/18/23	USD	216,961	$461
BRL	694,243	BOA	10/03/23	USD	139,000	(885)
BRL	675,259	CBNA	10/03/23	USD	134,847	(508)
BRL	675,259	CBNA	10/03/23	USD	134,847	(508)
BRL	678,459	CBNA	10/03/23	USD	139,000	(4,025)
BRL	678,459	CBNA	10/03/23	USD	139,000	(4,025)
BRL	678,808	CBNA	10/03/23	USD	137,000	(1,956)
BRL	678,808	CBNA	10/03/23	USD	137,000	(1,956)
BRL	1,045,393	CBNA	10/03/23	USD	213,000	(5,026)
BRL	1,045,393	CBNA	10/03/23	USD	213,000	(5,026)
BRL	1,017,425	GSI	10/03/23	USD	203,176	(766)
BRL	1,025,687	GSI	10/03/23	USD	205,000	(946)
BRL	1,761,179	GSI	10/03/23	USD	351,701	(1,326)
BRL	1,761,179	GSI	10/03/23	USD	351,701	(1,326)
BRL	695,335	JPMC	10/03/23	USD	138,856	(523)
BRL	707,475	CBNA	10/05/23	USD	140,000	701
BRL	707,475	CBNA	10/05/23	USD	140,000	701
BRL	2,744,254	CBNA	11/03/23	USD	542,000	1,578
BRL	1,768,972	GSI	11/03/23	USD	352,000	(1,604)
BRL	1,768,972	GSI	11/03/23	USD	352,000	(1,604)
BRL	2,073,360	JPMC	11/03/23	USD	409,000	1,688
CLP	181,928,900	BNP	10/18/23	USD	206,000	(1,473)
CLP	61,163,960	BOA	10/18/23	USD	68,000	761
CLP	183,366,780	BBP	10/18/23	USD	206,000	144
CLP	87,169,050	CBNA	10/18/23	USD	97,000	997
CLP	87,169,050	CBNA	10/18/23	USD	97,000	997
CLP	247,475,400	CBNA	10/18/23	USD	276,000	2,215
CLP	123,165,000	MSIP	10/18/23	USD	138,000	464
CNH	2,582,242	BNP	10/18/23	USD	354,000	(74)
CNH	2,582,242	BNP	10/18/23	USD	354,000	(74)
CNH	1,512,587	BBP	10/18/23	USD	208,000	(683)
COP	1,382,256,000	CBNA	10/18/23	USD	348,000	(10,629)
COP	696,996,000	DBAG	10/18/23	USD	171,000	(882)
COP	1,102,753,627	GSI	12/20/23	USD	258,778	6,290
COP	653,266,469	MSIP	12/20/23	USD	151,776	5,249
COP	2,771,224,000	MSIP	08/15/24	USD	641,042	(5,440)
EUR	65,000	CBNA	10/18/23	USD	68,338	425
EUR	194,000	HSBC	10/18/23	USD	204,078	1,154
EUR	194,000	HSBC	10/18/23	USD	204,078	1,154
EUR	192,000	JPMC	10/18/23	USD	205,074	(1,958)
EUR	193,000	JPMC	10/18/23	USD	207,860	(3,685)
EUR	193,000	JPMC	10/18/23	USD	207,860	(3,685)
EUR	194,000	JPMC	10/18/23	USD	205,333	(100)
EUR	194,000	JPMC	10/18/23	USD	205,333	(100)
EUR	258,000	JPMC	10/18/23	USD	271,287	1,651
EUR	317,000	JPMC	10/18/23	USD	335,495	(142)
EUR	451,000	SCB	10/18/23	USD	485,623	(8,511)
EUR	451,000	SCB	10/18/23	USD	485,623	(8,511)
EUR	24,390	MSIP	12/14/23	USD	26,170	(299)
GBP	255,000	BNP	10/18/23	USD	318,836	(7,682)
GBP	255,000	BNP	10/18/23	USD	318,836	(7,682)
HUF	27,024,375	BBP	10/18/23	USD	75,000	(1,835)
HUF	78,190,525	BBP	10/18/23	USD	217,000	(5,310)
IDR	3,894,935,000	JPMC	10/18/23	USD	253,000	(988)
IDR	3,894,935,000	JPMC	10/18/23	USD	253,000	(988)
IDR	29,498,747,434	JPMC	12/20/23	USD	1,914,509	(6,168)
INR	17,287,296	CBNA	10/18/23	USD	208,000	45

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	17,287,296	CBNA	10/18/23	USD	208,000	$45
JPY	33,864,322	BNY	10/18/23	USD	231,000	(3,850)
KRW	188,360,160	BNP	10/18/23	USD	142,000	(2,311)
KRW	188,360,160	BNP	10/18/23	USD	142,000	(2,311)
KRW	274,907,255	MSIP	10/18/23	USD	205,000	(1,128)
MXN	3,605,077	BNP	10/18/23	USD	204,000	2,344
MXN	11,924,765	BNP	10/18/23	USD	691,000	(8,462)
MXN	2,343,044	BBP	10/18/23	USD	134,000	109
MXN	2,343,044	BBP	10/18/23	USD	134,000	109
MXN	8,482,754	GSI	10/18/23	USD	480,000	5,528
MXN	4,803,734	HSBC	10/18/23	USD	271,000	3,952
MXN	5,983,793	JPMC	10/18/23	USD	339,000	3,495
MXN	12,031,288	MSIP	10/18/23	USD	691,000	(2,365)
MXN	2,379,534	TDB	10/18/23	USD	138,000	(1,802)
MXN	2,379,534	TDB	10/18/23	USD	138,000	(1,802)
MXN	7,148,530	BNY	11/15/23	USD	403,127	4,105
MYR	1,313,675	BBP	10/18/23	USD	281,000	(928)
MYR	1,313,675	BBP	10/18/23	USD	281,000	(928)
NOK	2,954,755	CBNA	10/18/23	USD	274,000	2,347
NOK	1,463,841	DBAG	10/18/23	USD	136,000	908
NOK	1,494,706	GSI	10/18/23	USD	138,000	1,794
NOK	2,207,877	GSI	10/18/23	USD	205,000	1,494
SEK	1,531,034	NWM	10/18/23	USD	138,000	2,217
SEK	1,531,820	NWM	10/18/23	USD	138,000	2,289
SGD	280,641	CBNA	10/18/23	USD	206,000	(568)
THB	4,912,820	GSI	10/18/23	USD	137,000	(1,909)
THB	9,861,986	JPMC	10/18/23	USD	276,750	(5,569)
THB	9,861,986	JPMC	10/18/23	USD	276,750	(5,569)
ZAR	6,471,934	BOA	10/18/23	USD	339,000	2,381
ZAR	7,792,396	BOA	10/18/23	USD	410,000	1,032
ZAR	2,614,589	BBP	10/18/23	USD	138,000	(86)
ZAR	2,614,589	BBP	10/18/23	USD	138,000	(86)
ZAR	5,247,698	CBNA	10/18/23	USD	274,000	2,805
ZAR	2,587,451	GSI	10/18/23	USD	135,000	1,482
ZAR	2,587,451	GSI	10/18/23	USD	135,000	1,482
ZAR	2,067,861	SSBT	10/18/23	USD	109,500	(425)
ZAR	2,445,562	SSBT	10/18/23	USD	129,500	(502)
ZAR	17,636,787	MSIP	11/07/23	USD	917,633	11,026

Contracts to Deliver
AUD	359,000	JPMC	10/18/23	USD	230,320	(610)
AUD	39,000	JPMC	10/18/23	USD	25,021	(66)
AUD	3,028,000	JPMC	12/20/23	USD	1,955,446	3,362
BRL	694,243	BOA	10/03/23	USD	138,638	523
BRL	1,045,393	CBNA	10/03/23	USD	208,761	787
BRL	1,045,393	CBNA	10/03/23	USD	208,761	787
BRL	678,808	CBNA	10/03/23	USD	135,556	511
BRL	678,808	CBNA	10/03/23	USD	135,556	511
BRL	678,459	CBNA	10/03/23	USD	135,486	511
BRL	678,459	CBNA	10/03/23	USD	135,486	511
BRL	675,259	CBNA	10/03/23	USD	137,000	2,662
BRL	675,259	CBNA	10/03/23	USD	137,000	2,661
BRL	1,761,179	GSI	10/03/23	USD	352,000	1,625
BRL	1,761,179	GSI	10/03/23	USD	352,000	1,625
BRL	1,025,687	GSI	10/03/23	USD	204,826	772
BRL	1,017,425	GSI	10/03/23	USD	205,000	2,590

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	695,335	JPMC	10/03/23	USD	139,000	$668
BRL	693,434	BNP	10/05/23	USD	140,000	2,091
BRL	693,434	BNP	10/05/23	USD	140,000	2,091
BRL	710,182	CBNA	11/03/23	USD	140,000	(672)
BRL	710,182	CBNA	11/03/23	USD	140,000	(672)
BRL	2,729,241	DBAG	11/03/23	USD	542,000	1,396
BRL	344,624	DBAG	11/03/23	USD	68,000	(263)
BRL	344,624	DBAG	11/03/23	USD	68,000	(263)
BRL	1,030,225	GSI	11/03/23	USD	205,000	934
BRL	1,026,246	JPMC	11/03/23	USD	204,000	723
CAD	294,168	CBNA	10/18/23	USD	217,000	376
CAD	274,112	CBNA	10/18/23	USD	202,000	145
CAD	274,112	CBNA	10/18/23	USD	202,000	145
CAD	392,431	HSBC	10/18/23	USD	290,000	1,015
CAD	56,836	HSBC	10/18/23	USD	42,000	146
CAD	1,542,000	TDB	12/20/23	USD	1,144,577	7,889
CLP	367,992,180	BOA	10/18/23	USD	414,000	298
CLP	186,205,460	JPMC	10/18/23	USD	206,000	(3,335)
CLP	61,663,080	MSIP	10/18/23	USD	68,000	(1,323)
CLP	184,637,800	SCB	10/18/23	USD	206,000	(1,572)
CNH	1,515,394	GSI	10/18/23	USD	208,000	298
CNY	1,526,825	SSBT	10/18/23	USD	210,000	827
CNY	1,526,825	SSBT	10/18/23	USD	210,000	827
COP	1,386,345,000	CBNA	10/18/23	USD	348,000	9,631
COP	693,381,231	CBNA	10/18/23	USD	171,000	1,764
COP	555,515,957	CBNA	10/18/23	USD	137,000	1,414
COP	555,515,957	CBNA	10/18/23	USD	137,000	1,414
COP	167,317,500	CBNA	10/18/23	USD	42,000	1,162
COP	167,317,500	CBNA	10/18/23	USD	42,000	1,162
COP	2,771,224,000	CBNA	11/15/23	USD	686,669	15,537
COP	7,490,746,926	BOA	12/20/23	USD	1,721,714	(78,830)
COP	393,594,860	CBNA	12/20/23	USD	93,048	(1,560)
EUR	323,000	CBNA	10/18/23	USD	342,911	1,210
EUR	192,000	JPMC	10/18/23	USD	203,962	845
EUR	183,677	UBSA	11/07/23	USD	201,881	7,406
EUR	79,897	JPMC	12/14/23	USD	86,077	1,330
EUR	50,347	JPMC	12/14/23	USD	54,242	838
EUR	108,430	DBAG	12/20/23	USD	115,805	748
EUR	79,897	DBAG	12/20/23	USD	85,332	552
EUR	38,315	DBAG	12/20/23	USD	40,921	264
EUR	1,679,982	TDB	12/20/23	USD	1,800,429	17,756
EUR	2,944,018	UBSA	12/20/23	USD	3,153,941	29,967
GBP	167,000	HSBC	10/18/23	USD	207,388	3,613
GBP	167,000	HSBC	10/18/23	USD	207,388	3,613
IDR	11,215,222,447	CBNA	01/31/24	USD	727,128	1,699
JPY	31,079,257	DBAG	10/18/23	USD	212,000	3,531
KRW	276,661,850	JPMC	10/18/23	USD	205,000	(173)
MXN	4,743,286	BBP	10/18/23	USD	271,000	(492)
MXN	2,346,392	BBP	10/18/23	USD	136,000	1,699
MXN	2,346,373	BBP	10/18/23	USD	136,000	1,701
MXN	11,943,187	CBNA	10/18/23	USD	684,000	407
MXN	11,883,956	CBNA	10/18/23	USD	691,000	10,797
MXN	11,701,569	CBNA	10/18/23	USD	671,000	1,237
MXN	2,405,990	CBNA	10/18/23	USD	136,000	(1,712)
MXN	2,405,990	CBNA	10/18/23	USD	136,000	(1,712)
MXN	2,378,044	CBNA	10/18/23	USD	138,000	1,888
MXN	2,378,044	CBNA	10/18/23	USD	138,000	1,888

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	6,019,442	GSI	10/18/23	USD	339,000	$(5,535)
MXN	11,924,367	MSIP	10/18/23	USD	691,000	8,484
MXN	74,428,174	CBNA	11/15/23	USD	4,241,961	1,990
MXN	4,094,569	CBNA	11/15/23	USD	233,366	109
NOK	1,478,727	BNP	10/18/23	USD	138,000	(300)
NOK	2,205,256	JPMC	10/18/23	USD	205,000	(1,249)
NOK	4,402,023	MSIP	10/18/23	USD	410,000	(1,705)
PLN	597,335	GSI	10/18/23	USD	139,000	2,321
PLN	597,258	NIP	10/18/23	USD	139,000	2,339
SEK	1,550,339	JPMC	10/18/23	USD	138,000	(3,985)
SEK	1,550,339	JPMC	10/18/23	USD	138,000	(3,985)
THB	5,002,952	BBP	10/18/23	USD	137,000	(569)
TWD	6,673,095	BNP	10/11/23	USD	214,500	7,579
TWD	6,673,095	BNP	10/11/23	USD	214,500	7,579
ZAR	2,595,602	BNP	10/18/23	USD	137,000	88
ZAR	2,595,602	BNP	10/18/23	USD	137,000	88
ZAR	5,227,108	BOA	10/18/23	USD	274,000	(1,719)
ZAR	6,456,560	BBP	10/18/23	USD	339,000	(1,570)
ZAR	2,616,953	BBP	10/18/23	USD	136,000	(2,039)
ZAR	2,616,953	BBP	10/18/23	USD	136,000	(2,039)
ZAR	3,862,043	CBNA	10/18/23	USD	205,000	1,286
ZAR	3,874,549	GSI	10/18/23	USD	205,000	626
ZAR	6,535,344	HSBC	10/18/23	USD	339,000	(5,725)
ZAR	6,383,775	MSIP	10/18/23	USD	339,000	2,270
ZAR	17,636,787	TDB	11/07/23	USD	934,804	6,145

Cross Currency Contracts to Buy
BRL	684,861	DBAG	10/11/23	EUR	129,000	(356)
BRL	684,861	DBAG	10/11/23	EUR	129,000	(356)
CAD	294,492	UBSA	10/18/23	EUR	202,000	3,167
CAD	294,492	UBSA	10/18/23	EUR	202,000	3,167
COP	597,126,000	MSIP	10/18/23	GBP	120,000	(683)
COP	597,126,000	MSIP	10/18/23	GBP	120,000	(683)
EUR	129,000	GSI	10/11/23	BRL	681,675	989
EUR	129,000	GSI	10/11/23	BRL	681,675	989
JPY	103,107,768	JPMC	10/18/23	CAD	939,000	136
JPY	35,936,539	UBSA	10/18/23	EUR	228,000	(151)
MXN	3,885,009	MSIP	10/18/23	GBP	180,000	2,729
MXN	3,884,991	MSIP	10/18/23	GBP	180,000	2,728
PLN	1,370,107	MSIP	10/18/23	EUR	296,000	362
PLN	1,370,107	MSIP	10/18/23	EUR	296,000	362
ZAR	2,748,632	CBNA	10/18/23	EUR	135,000	2,168
ZAR	2,748,632	CBNA	10/18/23	EUR	135,000	2,168

Net Unrealized Appreciation						$26,454

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/23	23	AUD	2,575,374	$(41,900)
Canada Government Bond 10 Year Futures	12/18/23	63	CAD	7,253,190	(72,664)
U.S. Treasury Long Bond Futures	12/19/23	315	USD	35,841,094	(1,722,300)
U.S. Treasury Note 2 Year Futures	12/29/23	392	USD	79,462,688	149,189
U.S. Treasury Note 5 Year Futures	12/29/23	2,213	USD	233,160,297	(1,999,508)
U.S. Treasury Ultra Long Bond Futures	12/19/23	16	USD	1,899,000	(3,568)

Futures Contracts—Short
Australian 3 Year Bond Futures	12/15/23	(284)	AUD	(29,916,915)	152,183
Euro STOXX 50 Index Futures	12/15/23	(31)	EUR	(1,303,240)	25,336
Euro STOXX Banks Index Futures	12/15/23	(236)	EUR	(1,321,010)	(39,316)
Euro-Bobl Futures	12/07/23	(8)	EUR	(926,000)	10,227
Euro-Buxl 30 Year Bond Futures	12/07/23	(28)	EUR	(3,426,080)	266,231
Japanese Government 10 Year Bond Futures	12/13/23	(18)	JPY	(2,609,280,000)	73,701
Russell 2000 Index E-Mini Futures	12/15/23	(22)	USD	(1,978,460)	80,935
S&P 500 Index E-Mini Futures	12/15/23	(10)	USD	(2,162,750)	92,829
U.S. Treasury Note 10 Year Futures	12/19/23	(776)	USD	(83,856,500)	1,509,534
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	(20)	USD	(2,231,250)	41,473

Net Unrealized Depreciation					$(1,477,618)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/EUR Put	BRL	5.400	BOA	10/06/23	514,000	EUR	514,000	$10,510	$9,250	$(1,260)
CLP Call/USD Put	CLP	900.000	BOA	11/30/23	542,000	USD	542,000	10,728	15,061	4,333
EUR Call/PLN Put	PLN	4.660	HSBC	11/01/23	64,000	EUR	64,000	8,127	22,881	14,754
MXN Call/USD Put	MXN	17.200	BBP	10/06/23	562,000	USD	562,000	8,218	856	(7,362)
USD Call/BRL Put	BRL	5.050	BOA	11/16/23	554,000	USD	554,000	6,631	10,833	4,202
USD Call/EUR Put	USD	1.080	BBP	10/16/23	510,000	EUR	510,000	3,309	11,494	8,185
USD Call/EUR Put	USD	1.050	JPMC	10/26/23	646,000	EUR	646,000	3,249	2,982	(267)
USD Call/EUR Put	USD	1.050	HSBC	11/16/23	52,000	EUR	52,000	6,881	17,843	10,962
USD Call/ZAR Put	ZAR	19.300	GSI	10/26/23	548,000	USD	548,000	6,177	4,951	(1,226)

Totals								$63,830	$96,151	$32,321

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	4.500%	CBNA	SOFR	Pay	01/22/24	573,449,000	USD	573,449,000	$1,425,021	$290,997	$(1,134,024)
Call - OTC - 1 Yr. IRS	4.550%	CBNA	SOFR	Pay	01/24/24	573,449,000	USD	573,449,000	1,379,145	335,072	(1,044,073)
Call - OTC - 10 Yr. IRS	4.000%	GSI	SOFR	Pay	09/29/25	338,491	USD	338,491	16,110	14,639	(1,471)
Call - OTC - 10 Yr. IRS	3.225%	BBP	SOFR	Pay	07/20/26	999,500	USD	999,500	49,113	23,846	(25,267)
Call - OTC - 10 Yr. IRS	3.211%	BBP	SOFR	Pay	07/20/26	520,600	USD	520,600	25,600	12,254	(13,346)
Call - OTC - 10 Yr. IRS	3.582%	BBP	SOFR	Pay	08/03/26	950,000	USD	950,000	49,067	31,676	(17,391)
Call - OTC - 10 Yr. IRS	3.630%	BBP	SOFR	Pay	08/11/26	1,385,711	USD	1,385,711	72,473	48,289	(24,184)
Call - OTC - 10 Yr. IRS	3.770%	GSI	SOFR	Pay	09/08/26	1,365,910	USD	1,365,910	70,208	53,988	(16,220)
Call - OTC - 10 Yr. IRS	4.066%	GSI	SOFR	Pay	09/28/26	1,673,089	USD	1,673,089	89,678	84,045	(5,633)
Call - OTC - 10 Yr. IRS	4.145%	CBNA	SOFR	Pay	09/28/26	803,090	USD	803,090	43,829	42,807	(1,022)
Call - OTC - 10 Yr. IRS	4.025%	GSI	SOFR	Pay	09/28/26	669,253	USD	669,253	35,902	32,581	(3,321)

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Purchased Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.235%	BBP	SOFR	Pay	06/15/26	422,500	USD	422,500	$20,290	$10,039	$(10,251)
Call - OTC - 5 Yr IRS	4.235%	CBNA	SOFR	Pay	03/26/24	56,337,000	USD	56,337,000	867,590	868,547	957
Put - OTC - 5 Yr. IRS	4.235%	CBNA	SOFR	Receive	03/26/24	56,337,000	USD	56,337,000	867,590	883,641	16,051
Put - OTC - 10 Yr. IRS	3.235%	BBP	SOFR	Receive	06/15/26	422,500	USD	422,500	20,291	37,321	17,030
Put - OTC - 10 Yr. IRS	4.000%	GSI	SOFR	Receive	09/29/25	338,491	USD	338,491	16,110	17,421	1,311
Put - OTC - 10 Yr. IRS	3.225%	BBP	SOFR	Receive	07/20/26	999,500	USD	999,500	49,113	89,174	40,061
Put - OTC - 10 Yr. IRS	3.211%	BBP	SOFR	Receive	07/20/26	520,600	USD	520,600	25,600	46,802	21,202
Put - OTC - 10 Yr. IRS	3.582%	BBP	SOFR	Receive	08/03/26	950,000	USD	950,000	49,067	69,590	20,523
Put - OTC - 10 Yr. IRS	3.630%	BBP	SOFR	Receive	08/11/26	1,385,711	USD	1,385,711	72,473	98,910	26,437
Put - OTC - 10 Yr. IRS	3.770%	GSI	SOFR	Receive	09/08/26	1,365,910	USD	1,365,910	70,208	90,459	20,251
Put - OTC - 10 Yr. IRS	4.066%	GSI	SOFR	Receive	09/28/26	1,673,089	USD	1,673,089	89,678	93,693	4,015
Put - OTC - 10 Yr. IRS	4.145%	CBNA	SOFR	Receive	09/28/26	803,090	USD	803,090	43,829	42,935	(894)
Put - OTC - 10 Yr. IRS	4.025%	GSI	SOFR	Receive	09/28/26	669,253	USD	669,253	35,902	38,388	2,486

Totals									$5,483,887	$3,357,114	$(2,126,773)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - SOFR 1 Year Mid-Curve Futures	USD	95.625	10/13/23	3,338	USD	8,345,000	$726,062	$375,525	$(350,537)
Call - U.S. Treasury Note 5 Year Futures	USD	105.500	11/24/23	16	USD	16,000	9,733	11,875	2,142
Call - U.S. Treasury Note 5 Year Futures	USD	106.500	11/24/23	21	USD	21,000	7,907	7,875	(32)
Put - U.S. Treasury Note 2 Year Futures	USD	101.250	10/27/23	36	USD	72,000	13,742	12,937	(805)
Put - 3 Month SOFR Futures	USD	95.625	10/13/23	3,032	USD	7,580,000	3,188,008	8,148,500	4,960,492
Put - 3 Month SOFR Futures	USD	95.000	10/13/23	1,819	USD	4,547,500	504,274	2,057,744	1,553,470
Put - 3 Month SOFR Futures	USD	94.875	10/13/23	1,213	USD	3,032,500	274,660	993,144	718,484

Totals							$4,724,386	$11,607,600	$6,883,214

Exchange-Traded Options on Securities	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - SPDR S&P 500 ETF Trust	USD	435.000	11/17/23	100	USD	10,000	$91,206	$122,000	$30,794

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
CLP Call/USD Put	CLP	860.000	BOA	11/30/23	(542,000)	USD	(542,000)	$(2,943)	$(4,540)	$(1,597)
EUR Call/BRL Put	BRL	5.700	BOA	10/06/23	(514,000)	EUR	(514,000)	(5,361)	(4)	5,357
EUR Call/USD Put	USD	1.115	BBP	10/16/23	(510,000)	EUR	(510,000)	(2,186)	(1)	2,185
MXN Call/USD Put	MXN	16.700	BBP	10/06/23	(562,000)	USD	(562,000)	(2,613)	(7)	2,606
USD Call/BRL Put	BRL	5.250	BOA	11/16/23	(830,000)	USD	(830,000)	(4,156)	(6,322)	(2,166)
USD Call/CLP Put	CLP	950.000	BOA	11/30/23	(406,000)	USD	(406,000)	(4,709)	(3,393)	1,316
USD Call/MXN Put	MXN	18.300	BBP	10/06/23	(422,000)	USD	(422,000)	(2,954)	(132)	2,822
USD Call/ZAR Put	ZAR	19.800	GSI	10/26/23	(684,000)	USD	(684,000)	(3,522)	(2,685)	837

Totals								$(28,444)	$(17,084)	$11,360

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.800%	CBNA	SOFR	Receive	01/22/24	(573,449,000)	USD	(573,449,000)	$(602,121)	$(83,804)	$518,317
Call - OTC - 1 Yr. IRS	3.850%	CBNA	SOFR	Receive	01/24/24	(573,449,000)	USD	(573,449,000)	(539,042)	(97,435)	441,607
Call - OTC - 10 Yr. IRS	3.585%	BOA	SOFR	Receive	08/29/25	(677,056)	USD	(677,056)	(30,527)	(19,355)	11,172
Call - OTC - 10 Yr. IRS	4.170%	JPMC	SOFR	Receive	09/28/26	(1,205,619)	USD	(1,205,619)	(65,405)	(65,405)	—
Call - OTC - 5 Yr. IRS	4.030%	MSIP	SOFR	Receive	03/15/24	(28,168,750)	USD	(28,168,750)	(392,532)	(303,289)	89,243
Call - OTC - 5 Yr. IRS	3.958%	BBP	SOFR	Receive	03/14/24	(56,337,500)	USD	(56,337,500)	(795,767)	(537,466)	258,301
Call - OTC - 5 Yr. IRS	4.000%	CBNA	SOFR	Receive	03/12/24	(56,337,500)	USD	(56,337,500)	(845,767)	(566,462)	279,305
Call - OTC - 5 Yr. IRS	4.000%	CBNA	SOFR	Receive	03/11/24	(56,337,500)	USD	(56,337,500)	(864,076)	(563,027)	301,049
Put - OTC - 10 Yr. IRS	3.585%	BOA	SOFR	Pay	08/29/25	(677,056)	USD	(677,056)	(30,527)	(45,694)	(15,167)
Put - OTC - 5 Yr. IRS	4.000%	CBNA	SOFR	Pay	03/11/24	(56,337,500)	USD	(56,337,500)	(864,076)	(1,184,088)	(320,012)
Put - OTC - 5 Yr. IRS	4.000%	CBNA	SOFR	Pay	03/12/24	(56,337,500)	USD	(56,337,500)	(845,767)	(1,185,322)	(339,555)
Put - OTC - 10 Yr. IRS	4.170%	JPMC	SOFR	Pay	09/28/26	(1,205,619)	USD	(1,205,619)	(65,405)	(65,405)	—
Put - OTC - 5 Yr. IRS	4.030%	MSIP	SOFR	Pay	03/15/24	(28,168,750)	USD	(28,168,750)	(392,531)	(570,550)	(178,019)
Put - OTC - 5 Yr. IRS	3.958%	BBP	SOFR	Pay	03/14/24	(56,337,500)	USD	(56,337,500)	(795,767)	(1,249,994)	(454,227)

Totals									$(7,129,310)	$(6,537,296)	$592,014

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - SOFR 1 Year Mid-Curve Futures	USD	95.875	10/13/23	(3,338)	USD	(8,345,000)	$(329,682)	$(125,175)	$204,507
Call - U.S. Treasury Note 2 Year Futures	USD	102.125	10/27/23	(27)	USD	(54,000)	(3,457)	(2,110)	1,347
Put - U.S. Treasury Note 10 Year Futures	USD	108.000	11/24/23	(18)	USD	(18,000)	(21,828)	(22,500)	(672)
Put - U.S. Treasury Note 2 Year Futures	USD	101.000	10/27/23	(36)	USD	(72,000)	(7,091)	(6,750)	341
Put - 3 Month SOFR Futures	USD	95.125	10/13/23	(1,213)	USD	(3,032,500)	(544,115)	(1,743,687)	(1,199,572)
Put - 3 Month SOFR Futures	USD	95.250	10/13/23	(1,819)	USD	(4,547,500)	(921,503)	(3,183,250)	(2,261,747)
Put - 3 Month SOFR Futures	USD	95.375	10/13/23	(3,032)	USD	(7,580,000)	(2,042,155)	(6,253,500)	(4,211,345)

Totals							$(3,869,831)	$(11,336,972)	$(7,467,141)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICPT	Maturity	2.648%	Maturity	09/15/33	EUR	13,500,000	$139,479	$300	$139,179
Pay	12M HICPT	Maturity	2.808%	Maturity	08/15/53	EUR	1,004,500	14,833	49	14,784
Pay	12M HICPT	Maturity	2.809%	Maturity	09/15/53	EUR	445,000	3,798	21	3,777
Pay	12M HICPT	Maturity	2.820%	Maturity	08/15/53	EUR	1,004,500	20,295	5,588	14,707
Pay	12M SOFR	Annually	4.185%	Annually	07/29/25	USD	30,525,500	(140,329)	90	(140,419)
Pay	1M TIIE	Monthly	10.835%	Monthly	09/25/25	MXN	20,838,000	4,301	5	4,296
Pay	1M TIIE	Monthly	9.200%	Monthly	09/17/25	MXN	16,536,000	(5,524)	2	(5,526)
Pay	1M TIIE	Monthly	9.430%	Monthly	09/17/25	MXN	70,382,000	(15,568)	7	(15,575)
Pay	1M TIIE	Monthly	9.440%	Monthly	09/19/28	MXN	3,067,000	(1,256)	2	(1,258)
Pay	1M TIIE	Monthly	9.885%	Monthly	09/22/28	MXN	9,362,000	5,573	5	5,568
Pay	1M TIIE	Monthly	11.700%	Monthly	02/12/24	MXN	38,764,000	1,420	(9)	1,429
Pay	1M TIIE	Monthly	11.720%	Monthly	02/14/24	MXN	23,117,000	967	1	966
Pay	1M TIIE	Monthly	8.350%	Monthly	04/28/28	MXN	9,604,000	(26,820)	5	(26,825)
Pay	3M JIBAR	Quarterly	7.200%	Quarterly	03/20/25	ZAR	41,177,000	(26,359)	5	(26,364)
Pay	3M KCOD	Quarterly	3.188%	Quarterly	09/20/26	KRW	1,972,289,675	(26,662)	13	(26,675)
Pay	3M KCOD	Quarterly	3.190%	Quarterly	09/20/26	KRW	1,457,779,325	(19,631)	9	(19,640)
Pay	3M KCOD	Quarterly	3.330%	Quarterly	09/20/26	KRW	773,676,291	(8,146)	5	(8,151)
Pay	3M KCOD	Quarterly	3.380%	Quarterly	09/20/26	KRW	773,792,354	(7,335)	5	(7,340)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M KCOD	Quarterly	3.383%	Quarterly	09/20/26	KRW	773,792,355	$(7,294)	$5	$(7,299)
Pay	3M KCOD	Quarterly	3.545%	Quarterly	09/20/26	KRW	977,085,000	(5,879)	5	(5,884)
Pay	6M CDOR	Semi-Annually	4.002%	Semi-Annually	09/21/33	CAD	2,265,000	(21,927)	29	(21,956)
Pay	6M CDOR	Semi-Annually	4.382%	Semi-Annually	07/20/26	CAD	13,498,000	(102,027)	77	(102,104)
Pay	6M CDOR	Semi-Annually	4.397%	Semi-Annually	07/20/26	CAD	13,498,000	(98,171)	77	(98,248)
Pay	6M CDOR	Semi-Annually	3.540%	Semi-Annually	06/15/33	CAD	9,276,034	(336,967)	116	(337,083)
Pay	6M EURIBOR	Semi-Annually	3.151%	Annually	07/21/28	EUR	937,000	(10,777)	10	(10,787)
Pay	6M EURIBOR	Semi-Annually	3.376%	Annually	09/29/28	EUR	319,000	(471)	3	(474)
Pay	6M EURIBOR	Semi-Annually	2.442%	Semi-Annually	07/14/32	EUR	1,521,000	(54,003)	17	(54,020)
Pay	6M PRIBOR	Semi-Annually	4.321%	Annually	09/20/28	CZK	21,618,000	(13,598)	10	(13,608)
Receive	12M ESTR	Annually	3.225%	Annually	07/29/25	EUR	27,009,000	27,111	97	27,014
Receive	12M SOFR	Annually	4.300%	Annually	09/21/28	USD	5,690,657	19,332	53	19,279
Receive	12M SOFR	Annually	4.229%	Annually	03/20/29	USD	16,502,870	(3,872)	154	(4,026)
Receive	12M TONA	Annually	0.885%	Annually	02/15/33	JPY	283,071,175	8,589	34	8,555
Receive	12M TONA	Annually	0.898%	Annually	02/15/33	JPY	283,071,175	6,445	35	6,410
Receive	12M TONA	Annually	0.900%	Annually	02/15/33	JPY	566,142,350	12,030	69	11,961
Receive	12M TONA	Annually	0.918%	Annually	02/15/33	JPY	819,930,300	8,729	100	8,629
Receive	6M CDOR	Semi-Annually	3.568%	Semi-Annually	07/20/33	CAD	4,419,336	154,637	57	154,580
Receive	6M CDOR	Semi-Annually	3.570%	Semi-Annually	07/20/33	CAD	4,420,000	154,144	57	154,087
Receive	6M CDOR	Semi-Annually	3.722%	Semi-Annually	09/21/53	CAD	990,000	21,943	26	21,917
Receive	6M CDOR	Semi-Annually	3.404%	Semi-Annually	06/15/53	CAD	4,122,000	259,125	110	259,015
Receive	6M WIBOR	Annually	5.701%	Semi-Annually	09/20/28	PLN	2,800,500	(33,418)	6	(33,424)

Totals								$(103,283)	$7,250	$(110,533)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	11.745%	Maturity	01/02/26	CBNA	BRL	5,106,000	$13,864	$—	$13,864
Pay	1-Day CDI	Maturity	11.800%	Maturity	01/02/26	CBNA	BRL	5,263,226	15,474	—	15,474
Pay	1-Day CDI	Maturity	11.865%	Maturity	01/02/25	BOA	BRL	5,259,958	5,477	—	5,477
Pay	1-Day CDI	Maturity	10.108%	Maturity	01/02/26	GSI	BRL	6,232,000	(11,994)	—	(11,994)
Pay	1-Day CDI	Maturity	10.595%	Maturity	01/02/25	JPMC	BRL	14,272,226	(10,281)	—	(10,281)
Pay	1-Day CDI	Maturity	9.980%	Maturity	01/02/26	HSBC	BRL	6,147,000	(14,362)	—	(14,362)
Pay	1-Day CDI	Maturity	10.920%	Maturity	01/02/25	JPMC	BRL	5,976,368	1,049	—	1,049
Receive	1-Day CDI	Maturity	10.560%	Maturity	01/04/27	MSIP	BRL	3,371,000	2,660	—	2,660
Receive	1-Day CDI	Maturity	12.615%	Maturity	01/02/24	CBNA	BRL	27,165,140	(71)	—	(71)
Receive	12M COIRR	Maturity	11.895%	Maturity	10/19/24	BOA	COP	3,665,471,000	(1,342)	—	(1,342)
Receive	12M COIRR	Maturity	12.370%	Maturity	04/18/24	CBNA	COP	7,068,327,000	4,773	—	4,773

Totals									$5,247	$—	$5,247

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40.V1	(5.000%)	Quarterly	06/20/28	4.231%	USD	1,944,000	$(29,288)	$(50,885)	$21,597
CDX.NA.HY.41.V1	(5.000%)	Quarterly	12/20/28	4.781%	USD	5,588,000	(43,715)	(45,425)	1,710
ITRAXX.XO.40.V1	(5.000%)	Quarterly	12/20/28	4.399%	EUR	2,830,653	(90,970)	(94,746)	3,776
ITRAXX.EUR.40.V1	(1.000%)	Quarterly	12/20/28	0.747%	EUR	2,890,000	(30,026)	(36,483)	6,457
ITRAXX.FINSR.40.V1	(1.000%)	Quarterly	12/20/28	0.856%	EUR	9,090,000	(44,900)	(66,014)	21,114

Totals							$(238,899)	$(293,553)	$54,654

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 3.400% due on 11/30/23	(1.000%)	Quarterly	12/20/28	JPMC	0.531%	USD	1,238,000	$(29,813)	$(24,409)	$(5,404)
American Electric Power Co. Inc. 3.200% due on 11/13/27	(1.000%)	Quarterly	12/20/28	GSI	0.424%	USD	3,000,000	(77,650)	(75,915)	(1,735)
American Express Co. 4.050% due on 05/03/29	(1.000%)	Quarterly	12/20/28	CBNA	0.493%	USD	3,000,000	(65,560)	(67,173)	1,613
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	1.002%	USD	460,000	(20,722)	9,444	(30,166)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	1.441%	USD	480,000	(26,343)	20,549	(46,892)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	0.512%	USD	250,000	(7,884)	(2,128)	(5,756)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	0.512%	USD	250,000	(7,884)	(2,296)	(5,588)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	0.512%	USD	250,000	(7,884)	(2,410)	(5,474)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.367%	USD	460,000	(3,294)	(2,245)	(1,049)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.367%	USD	1,185,000	(8,485)	(3,427)	(5,058)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	314,000	(2,115)	1,904	(4,019)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	520,000	(3,503)	3,215	(6,718)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	524,000	(3,530)	3,240	(6,770)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	525,000	(3,536)	3,246	(6,782)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	526,000	(3,543)	3,190	(6,733)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.403%	USD	740,000	(4,985)	4,488	(9,473)
Brazil Government International Bond 4.250% due 01/07/25	(1.000%)	Quarterly	12/20/28	GSI	1.774%	USD	659,500	24,935	28,412	(3,477)
Colombia Government International Bonds 10.375% due 01/28/33	(1.000%)	Quarterly	12/20/28	BBP	2.218%	USD	1,196,250	70,989	69,121	1,868
Colombia Government International Bonds 10.375% due 01/28/33	(1.000%)	Quarterly	12/20/28	JPMC	2.218%	USD	1,282,000	76,078	72,976	3,102
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	BNP	0.756%	EUR	134,000	(1,102)	5,707	(6,809)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	0.756%	EUR	200,000	(1,645)	10,652	(12,297)

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	BBP	0.756%	EUR	225,000	$(1,851)	$12,341	$(14,192)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	0.756%	EUR	112,000	(921)	5,640	(6,561)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	0.756%	EUR	113,000	(929)	5,925	(6,854)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	0.756%	EUR	117,000	(962)	6,628	(7,590)
Credit Suisse Group Finance Guernsey, Ltd. 5.000%, due 07/29/19	(1.000%)	Quarterly	06/20/28	JPMC	0.756%	EUR	1,000,000	(8,225)	33,754	(41,979)
Deutsche Bank AG 5.125%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	1.636%	EUR	600,000	18,574	47,397	(28,823)
Deutsche Bank AG 5.125%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	1.636%	EUR	352,000	10,897	17,999	(7,102)
Deutsche Bank AG 5.125%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	1.636%	EUR	131,000	4,055	7,076	(3,021)
Deutsche Bank AG 5.125%, due 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	1.636%	EUR	117,000	3,622	5,983	(2,361)
Mexico Government International Bond 4.150% due 03/28/33	(1.000%)	Quarterly	12/20/28	BBP	1.183%	USD	1,142,816	13,544	9,415	4,129
Republic of South Africa Government International Bonds 5.875% due 09/16/25	(1.000%)	Quarterly	12/20/28	BBP	2.837%	USD	303,196	24,629	24,629	—
Republic of South Africa Government International Bonds 5.875% due 09/16/25	(1.000%)	Quarterly	12/20/28	BBP	2.837%	USD	274,247	21,036	22,387	(1,351)
Republic of South Africa Government International Bonds 5.875% due 09/16/25	(1.000%)	Quarterly	12/20/28	BBP	2.837%	USD	242,557	19,897	19,897	—
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	0.529%	USD	499,000	(16,000)	(848)	(15,152)

Totals								$(20,110)	$274,364	$(294,474)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Vistra Corp. 4.050% due on 05/03/29	5.000%	Quarterly	12/20/23	JPMC	1.162%	USD	655,000	$6,100	$6,100	$—

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	1,001,000	$—	$145	$(145)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,340,000	—	(883)	883
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.655%	USD	1,090,000	4,290	13,409	(9,119)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.655%	USD	21,858	86	295	(209)
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CBNA	15.646%	USD	500,000	108,125	15,658	92,467
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	15.646%	USD	105,000	22,706	5,384	17,322

Totals								$135,207	$34,008	$101,199

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	5.505%	USD	660,000	$(62,585)	$(30,601)	$(31,984)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	5.505%	USD	1,310,000	(124,222)	(59,736)	(64,486)
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	14.255%	USD	40,000	(11,050)	(3,575)	(7,475)
CMBX.NA.BBB-.V14	3.000%	Monthly	12/16/72	GSI	8.029%	USD	335,000	(80,923)	(55,743)	(25,180)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	15.646%	USD	467,000	(100,989)	(57,312)	(43,677)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	15.646%	USD	138,000	(29,843)	(169)	(29,674)

Totals								$(409,612)	$(207,136)	$(202,476)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M SOFR	Monthly	10/05/23	CBNA	Western Alliance Bancorporation	USD 54,177	$4,575	$—	$4,575

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank PLC
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank PLC
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International PLC
(NIP)—	Nomura International PLC
(NWM)—	NatWest Markets PLC
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(COIRR) —	Colombia Overnight Interbank Reference Rate
(CPI)—	Consumer Price Index
(ESTR)—	Euro Short-Term Overnight Rate
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICPT)	Eurozone Harmonized Index of Consumer Prices ex-Tobacco
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)—	Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)—	Johannesburg Interbank Agreed Rate
(KCOD)—	South Korean Certificate of Deposit Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Overnight Financing Rate
(WIBOR)—	Warsaw Interbank Offered Rate

Other Abbreviations

(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,787,170,075	$—	$1,787,170,075
Corporate Bonds & Notes
Aerospace/Defense	—	25,839,612	—	25,839,612
Agriculture	—	8,181,832	—	8,181,832
Airlines	—	6,387,054	—	6,387,054
Apparel	—	20,197	—	20,197
Auto Manufacturers	—	80,920	—	80,920
Auto Parts & Equipment	—	714,418	—	714,418
Banks	—	134,404,250	—	134,404,250
Biotechnology	—	14,821,268	—	14,821,268
Building Materials	—	1,042,807	—	1,042,807
Chemicals	—	2,259,216	—	2,259,216
Commercial Services	—	6,293,561	—	6,293,561
Computers	—	5,367,794	—	5,367,794
Cosmetics/Personal Care	—	60,533	—	60,533
Diversified Financial Services	—	7,757,568	—	7,757,568
Electric	—	76,489,032	—	76,489,032
Energy-Alternate Sources	—	559,548	—	559,548
Entertainment	—	4,891,402	—	4,891,402
Environmental Control	—	1,456,341	—	1,456,341
Food	—	571,607	—	571,607
Gas	—	4,914,062	—	4,914,062
Healthcare-Products	—	3,188,116	—	3,188,116
Healthcare-Services	—	16,659,271	—	16,659,271
Home Builders	—	3,941,182	4,188,045	8,129,227
Insurance	—	3,702,829	—	3,702,829
Internet	—	4,288,634	—	4,288,634
Investment Companies	—	656,031	—	656,031
Iron/Steel	—	1,387,010	—	1,387,010
Lodging	—	286,013	1,469,390	1,755,403
Machinery-Diversified	—	3,278,023	—	3,278,023
Media	—	11,181,802	—	11,181,802
Mining	—	9,381,129	—	9,381,129
Miscellaneous Manufacturing	—	2,242,808	—	2,242,808
Oil & Gas	—	50,444,224	1,892,934	52,337,158
Packaging & Containers	—	1,949,686	—	1,949,686
Pharmaceuticals	—	12,735,399	—	12,735,399
Pipelines	—	82,643,442	—	82,643,442
Real Estate	—	809,967	2,695,237	3,505,204
Real Estate Investment Trusts	—	44,163,964	—	44,163,964
Retail	—	3,271,891	—	3,271,891

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors	$—	$7,640,614	$—	$7,640,614
Shipbuilding	—	5,069,291	—	5,069,291
Software	—	11,805,917	—	11,805,917
Telecommunications	—	39,257,405	—	39,257,405
Transportation	—	8,727,443	—	8,727,443
Trucking & Leasing	—	2,879,985	—	2,879,985
Total Corporate Bonds & Notes	—	633,705,098	10,245,606	643,950,704
Asset-Backed Securities
Asset-Backed - Home Equity	—	15,204,124	—	15,204,124
Asset-Backed - Manufactured Housing	—	7,553,309	—	7,553,309
Asset-Backed - Other	—	215,136,562	4,202,329	219,338,891
Asset-Backed - Student Loan	—	21,171,241	—	21,171,241
Total Asset-Backed Securities	—	259,065,236	4,202,329	263,267,565
Total Mortgage-Backed Securities*	—	138,063,495	—	138,063,495
Floating Rate Loans
Agriculture	—	307,203	—	307,203
Airlines	—	576	—	576
Apparel	—	271,415	—	271,415
Auto Parts & Equipment	—	256,206	—	256,206
Beverages	—	453,410	—	453,410
Building Materials (Less Unfunded Loan Commitments of $25,648)	—	144,578	—	144,578
Chemicals	—	1,928,420	—	1,928,420
Commercial Services (Less Unfunded Loan Commitments of $269,182)	—	2,368,612	6,188,219	8,556,831
Computers (Less Unfunded Loan Commitments of $2,400,837)	—	—	907,979	907,979
Cosmetics/Personal Care	—	90,950	215,340	306,290
Engineering & Construction	—	—	1,178,174	1,178,174
Entertainment	—	2,689,398	—	2,689,398
Food	—	872,044	—	872,044
Hand/Machine Tools	—	440,404	—	440,404
Healthcare-Services	—	488,124	—	488,124
Household Products/Wares	—	122,367	—	122,367
Housewares	—	288,021	—	288,021
Lodging	—	3,404,362	—	3,404,362
Media	—	808,769	—	808,769
Mining	—	89,883	—	89,883
Pipelines	—	129,934	—	129,934
Retail	—	573,817	—	573,817
Software	—	378,447	—	378,447
Telecommunications	—	708,444	—	708,444
Total Floating Rate Loans (Less Unfunded Loan Commitments of $2,695,667)	—	16,815,384	8,489,712	25,305,096
Total Foreign Government*	—	25,405,689	—	25,405,689
Total Municipals*	—	17,744,949	—	17,744,949
Common Stocks
Chemicals	258,224	—	—	258,224
Energy Equipment & Services	857,063	—	—	857,063
Financial Services	218,150	—	—	218,150
Hotel & Resort REITs	905,599	—	—	905,599
Hotels, Restaurants & Leisure	751,760	—	0	751,760
Machinery	993	—	—	993
Metals & Mining	360,301	—	—	360,301
Oil, Gas & Consumable Fuels	1,544,960	—	—	1,544,960
Real Estate Management & Development	196,419	—	—	196,419
Total Common Stocks	5,093,469	—	0	5,093,469
Total Preferred Stocks*	—	—	4,787,303	4,787,303

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds
Automobiles	$—	$—	$1,327,804	$1,327,804
Energy-Alternate Sources	—	58,701	—	58,701
Media	—	213,600	—	213,600
Total Convertible Bonds	—	272,301	1,327,804	1,600,105
Warrants
Automobiles	—	—	24,446	24,446
Health Care Providers & Services	1,480	—	—	1,480
Health Care Technology	1	—	—	1
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	236,543	236,543
Machinery	1,751	—	—	1,751
Software	844	—	—	844
Specialty Retail	4,655	—	—	4,655
Total Warrants	8,731	—	260,989	269,720
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	89,065,488	—	89,065,488
Securities Lending Reinvestments
Repurchase Agreements	—	8,506,745	—	8,506,745
Mutual Funds	360,782	—	—	360,782
Total Securities Lending Reinvestments	360,782	8,506,745	—	8,867,527
Purchased Options
Foreign Currency Options at Value	—	96,151	—	96,151
Interest Rate Swaptions at Value	—	3,357,114	—	3,357,114
Options on Exchange-Traded Futures Contracts at Value	11,607,600	—	—	11,607,600
Option on Securities at Value	$122,000	—	—	$122,000
Total Purchased Options	$11,729,600	$3,453,265	$—	$15,182,865
Total Net Investments	$17,192,582	$2,979,267,725	$29,313,744	$3,025,774,051

Collateral for Securities Loaned (Liability)	$—	$(8,867,527)	$—	$(8,867,527)
TBA Forward Sales Commitments	$—	$(51,968,584)	$—	$(51,968,584)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$301,868	$—	$301,868
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(275,414)	—	(275,414)
Total Forward Contracts	$—	$26,454	$—	$26,454
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,401,638	$—	$—	$2,401,638
Futures Contracts (Unrealized Depreciation)	(3,879,256)	—	—	(3,879,256)
Total Futures Contracts	$(1,477,618)	$—	$—	$(1,477,618)
Written Options
Foreign Currency Options at Value	$—	$(17,084)	$—	$(17,084)
Interest Rate Swaptions at Value	—	(6,537,296)	—	(6,537,296)
Options on Exchange-Traded Futures Contracts at Value	(11,336,972)	—	—	(11,336,972)
Total Written Options	$(11,336,972)	$(6,554,380)	$—	$(17,891,352)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$910,807	$—	$910,807
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(966,686)	—	(966,686)
Total Centrally Cleared Swap Contracts	$—	$(55,879)	$—	$(55,879)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$477,435	$—	$477,435
OTC Swap Contracts at Value (Liabilities)	—	(756,028)	—	(756,028)
Total OTC Swap Contracts	$—	$(278,593)	$—	$(278,593)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended September 30, 2023, transfers into Level 3 in the amount of $8,489,735 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Purchases	Sales	Realized Gain/ (Loss)	Tranfers In	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2023	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2023
Corporate Bonds
Home Builders	$1,144,179	$3,010,880	$—	$2,819	$—	$30,167	$4,188,045	$30,167
Lodging	1,346,113	220,051	—	6,376	—	(103,150)	1,469,390	(103,150)
Oil & Gas	1,953,719	—	(153,150)	3,063	—	89,302	1,892,934	89,302
Real Estate	1,115,229	1,658,192	(34,425)	19,839	—	(63,598)	2,695,237	(63,598)
Asset-Backed Securities
Asset-Backed Other	—	984,236	—	—	3,166,485	51,608	4,202,329	51,608
Floating Rate Loans
Commercial Services	1,214,558	70,881	—		5,323,250	(420,470)	6,188,219	(420,470)
Computers	—	3,374,290	(15,010)	1,497	—	(2,452,798)	907,979	(2,452,798)
Cosmetics/Personal Care	—	215,340	—	—	—	—	215,340	—
Engineering & Construction	—	1,176,770	—	—	—	1,404	1,178,174	1,404
Preferred Stocks
Home Builders	2,394,765	—	—	—	—	32,850	2,427,615	32,850
IT Services	1,810,663	—	—	—	—	339,076	2,149,739	339,076
Software	—	303,694	—	—	—	(93,745)	209,949	(93,745)
Convertible Bonds
Automobiles	1,123,937	96,198	—	—	—	107,669	1,327,804	107,669
Warants
Automobiles	106,819	—	—	—	—	(82,373)	24,446	(82,373)
Hotels, Restaurants & Leisure	208	—	—	—	—	(208)	—	(208)
IT Services	215,647	—	—	—	—	20,896	236,543	20,896
Escrow Shares
Savings & Loans	1	—	—	—	—	—	1	—

	$12,425,838	$11,110,532	$(202,585)	$33,594	$8,489,735	$(2,543,370)	$29,313,744	$(2,543,370)

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2023		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Home Builders	$4,188,045		Market Yield Analysis	Midpoint Yield Spread	7.00%	7.29%	7.22%	Decrease
				Reference Index Spread	4.54%	4.71%	4.59%	Decrease
Lodging	1,469,390		Market Yield Analysis	Midpoint Yield Spread	14.50%	14.50%	14.50%	Decrease
				Reference Index Spread	4.35%	4.35%	4.35%	Decrease
Oil & Gas	1,892,934		Market Yield Analysis	Midpoint Yield Spread	5.88%	5.88%	5.88%	Decrease
				Reference Index Spread	4.67%	4.67%	4.67%	Decrease
Real Estate	2,695,237		Market Yield Analysis	Midpoint Yield Spread	8.86%	10.54%	9.87%	Decrease
				Reference Index Spread	4.44%	5.39%	4.82%	Decrease
Asset-Backed Securities
Asset-Backed - Other	4,202,329		Market Yield Analysis	Midpoint Yield Spread	4.08%	12.59%	6.03%	Decrease
				Reference Index Spread	3.83%	4.66%	4.47%	Decrease
Floating Rate Loans
Commercial Services	5,091,518	*	Discounted Cash Flow	Discount Margin Rate	3.33%	3.33%	3.33%	Decrease
				Weighted Average Life (Years)	2.57	2.57	2.57	Decrease
	1,096,701		EV Coverage Analysis	EV/EBITDA Multiple	15.25x	15.25x	15.25x	Increase
				Loan/EV Coverage Ratio	0.84x	0.84x	0.84x	Increase
Computers	907,979	*	Market Yield Analysis	Midpoint Yield Spread	7.50%	9.63%	7.66%	Decrease
				Reference Index Spread	5.28%	5.63%	5.31%	Decrease
Cosmetics/Personal Care	215,340		Market Transaction	Transaction Price	$97.00	$97.00	$97.00	Increase
Engineering & Construction	1,178,174		Market Transaction	Transaction Price	$99.17	$99.41	$99.27	Increase
Preferred Stock
Home Builders	2,427,615		Market Yield Analysis	Midpoint Yield Spread	7.33%	7.33%	7.33%	Decrease
				Reference Index Spread	4.82%	4.82%	4.82%	Decrease
IT Services	2,149,739		Comparable Company Analysis	EV/Revenue Multiple	9.50x	9.50x	9.50x	Increase
				Accrued Dividend/Share	$0.34	$0.34	$0.34	Increase
Software	209,949		Comparable Company Analysis	EV/Gross Profit Multiple	6.75x	6.75x	6.75x	Increase
Convertible Bonds
Automobiles	1,327,804		Scenario Analysis	EV/Revenue Multiple	3.00x	3.50x	3.25x	Increase
				Years to Conversion	0.57	1.57	1.02	Decrease
				Discount Rate	48.30%	48.30%	48.30%	Decrease
Warrants
Automobiles	24,446		Black-Scholes Model	Strike Price	$3.35	$3.35	$3.35	Decrease
				Volatility Rate	60.00%	60.00%	60.00%	Increase
				Risk Free Rate	5.21%	5.21%	5.21%	Decrease
Hotels, Restaurants & Leisure	0		Black-Scholes Model	Strike Price	$12.50	$12.50	$12.50	Decrease
				Volatility Rate	45.50%	45.50%	45.50%	Increase
				Risk Free Rate	4.76%	4.76%	4.76%	Decrease
IT Services	236,543		Comparable Company Analysis	EV/Revenue Multiple	9.50x	9.50x	9.50x	Increase

*	Market values are net of unfunded loan commitments.

BHFTII-51

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
TransDigm Group, Inc. (a)	43,109	$36,346,491

Automobiles—3.3%
Tesla, Inc. (a)	193,226	48,349,010

Broadline Retail—8.1%
Amazon.com, Inc. (a)	939,761	119,462,418

Capital Markets—5.2%
Blackstone, Inc.	182,632	19,567,193
MSCI, Inc.	59,014	30,278,903
S&P Global, Inc.	74,557	27,243,873

		77,089,969

Chemicals—1.1%
Sherwin-Williams Co.	64,468	16,442,563

Commercial Services & Supplies—1.1%
Cintas Corp.	6,202	2,983,224
Waste Connections, Inc.	93,095	12,502,659

		15,485,883

Entertainment—2.3%
Netflix, Inc. (a)	88,416	33,385,882

Financial Services—6.4%
Mastercard, Inc. - Class A	88,628	35,088,711
Visa, Inc. - Class A	260,553	59,929,796

		95,018,507

Health Care Equipment & Supplies—3.7%
Boston Scientific Corp. (a)	278,546	14,707,229
IDEXX Laboratories, Inc. (a)	29,365	12,840,433
Intuitive Surgical, Inc. (a)	93,455	27,315,962

		54,863,624

Health Care Providers & Services—2.8%
UnitedHealth Group, Inc.	83,362	42,030,287

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. (a)	8,691	15,920,434
Evolution AB	200,664	20,220,483

		36,140,917

Interactive Media & Services—6.4%
Alphabet, Inc. - Class A (a)	536,999	70,271,689
Match Group, Inc. (a)	66,659	2,611,366
Meta Platforms, Inc. - Class A (a)	72,361	21,723,496

		94,606,551

IT Services—1.3%
MongoDB, Inc. (a) (b)	11,031	3,815,182
Shopify, Inc. - Class A (a)	281,255	15,348,085

		19,163,267

Life Sciences Tools & Services—3.1%
Danaher Corp.	105,348	26,136,839
Thermo Fisher Scientific, Inc.	39,741	20,115,702

		46,252,541

Oil, Gas & Consumable Fuels—1.1%
Cheniere Energy, Inc.	98,981	16,426,887

Pharmaceuticals—3.9%
Eli Lilly & Co.	81,786	43,929,714
Zoetis, Inc.	76,294	13,273,630

		57,203,344

Semiconductors & Semiconductor Equipment—13.8%
ASML Holding NV	65,324	38,453,626
Broadcom, Inc.	55,059	45,730,904
KLA Corp.	63,116	28,948,785
NVIDIA Corp.	210,470	91,552,345

		204,685,660

Software—19.7%
Cadence Design Systems, Inc. (a)	129,397	30,317,717
Intuit, Inc.	122,145	62,408,766
Microsoft Corp.	421,583	133,114,832
Palo Alto Networks, Inc. (a) (b)	69,819	16,368,367
Roper Technologies, Inc.	51,266	24,827,099
ServiceNow, Inc. (a)	42,446	23,725,616

		290,762,397

Specialty Retail—0.8%
Ross Stores, Inc.	103,638	11,705,912

Technology Hardware, Storage & Peripherals—8.6%
Apple, Inc.	738,771	126,484,983

Textiles, Apparel & Luxury Goods—1.9%
LVMH Moet Hennessy Louis Vuitton SE	28,325	21,369,137
NIKE, Inc. - Class B	72,356	6,918,681

		28,287,818

Total Common Stocks (Cost $1,097,690,409)		1,470,194,911

Preferred Stock—0.5%

Interactive Media & Services—0.5%
Bytedance Ltd. - Class E † (a) (c) (d) (Cost $5,371,984)	49,026	8,035,924

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment—0.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $1,741,618; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $1,776,159.	1,741,255	$1,741,255

Total Short-Term Investments (Cost $1,741,255)		1,741,255

Total Investments—100.1% (Cost $1,104,803,648)		1,479,972,090
Other assets and liabilities (net)—(0.1)%		(1,576,214)

Net Assets—100.0%		$1,478,395,876

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $8,035,924, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $18,546,108 and the collateral received consisted of non-cash collateral with a value of $19,089,780. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Class E	12/10/20	49,026	$5,371,984	$8,035,924

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$36,346,491	$—	$—	$36,346,491
Automobiles	48,349,010	—	—	48,349,010
Broadline Retail	119,462,418	—	—	119,462,418
Capital Markets	77,089,969	—	—	77,089,969
Chemicals	16,442,563	—	—	16,442,563
Commercial Services & Supplies	15,485,883	—	—	15,485,883
Entertainment	33,385,882	—	—	33,385,882
Financial Services	95,018,507	—	—	95,018,507
Health Care Equipment & Supplies	54,863,624	—	—	54,863,624
Health Care Providers & Services	42,030,287	—	—	42,030,287
Hotels, Restaurants & Leisure	15,920,434	20,220,483	—	36,140,917
Interactive Media & Services	94,606,551	—	—	94,606,551
IT Services	19,163,267	—	—	19,163,267
Life Sciences Tools & Services	46,252,541	—	—	46,252,541
Oil, Gas & Consumable Fuels	16,426,887	—	—	16,426,887
Pharmaceuticals	57,203,344	—	—	57,203,344
Semiconductors & Semiconductor Equipment	204,685,660	—	—	204,685,660
Software	290,762,397	—	—	290,762,397
Specialty Retail	11,705,912	—	—	11,705,912
Technology Hardware, Storage & Peripherals	126,484,983	—	—	126,484,983
Textiles, Apparel & Luxury Goods	6,918,681	21,369,137	—	28,287,818
Total Common Stocks	1,428,605,291	41,589,620	—	1,470,194,911
Total Preferred Stock*	—	—	8,035,924	8,035,924
Total Short-Term Investment*	—	1,741,255	—	1,741,255
Total Investments	$1,428,605,291	$43,330,875	$8,035,924	$1,479,972,090

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—0.3% of Net Assets

Security Description	Principal Amount*	Value

Auto Manufacturers—0.3%
Toyota Motor Credit Corp. 5.699%, SOFR + 0.380%, 02/22/24 (a) (Cost $2,270,000)	2,270,000	$2,269,391

Short-Term Investments—99.4%

Certificate of Deposit—26.0%
Bank of America N.A.
5.250%, 01/31/24	5,000,000	4,988,217
5.440%, 02/06/24	4,597,000	4,589,450
5.750%, 01/09/24	5,000,000	5,000,787
5.900%, 05/14/24	5,000,000	5,000,088
5.960%, 07/15/24	2,000,000	2,001,448
6.000%, 08/21/24	3,000,000	3,000,241
Bank of Nova Scotia (Houston) 5.800%, SOFR + 0.490%, 01/26/24 (a)	2,000,000	2,001,424
5.820%, 06/13/24	3,000,000	2,996,854
BNP Paribas S.A. (NY) 5.250%, 01/31/24	4,000,000	3,993,040
5.940%, SOFR + 0.630%, 02/05/24 (a)	3,000,000	3,003,819
Canadian Imperial Bank of Commerce
5.400%, 02/08/24	4,000,000	3,996,233
5.600%, 12/01/23	4,000,000	3,999,984
5.600%, 03/04/24	3,000,000	2,997,289
5.930%, 06/28/24	3,000,000	2,998,663
Citibank N.A.
5.800%, 02/26/24	1,450,000	1,448,435
5.800%, 03/04/24	3,000,000	2,999,695
5.800%, 03/18/24	4,000,000	3,999,944
5.880%, 05/08/24	4,500,000	4,499,824
5.890%, 05/10/24	3,000,000	3,000,130
5.920%, 06/20/24	4,000,000	3,999,752
Credit Agricole Corporate & Investment Bank 5.690%, 12/13/23	3,000,000	3,000,315
Credit Agricole Corporate & Investment Bank (NY) 5.690%, SOFR + 0.380%, 11/17/23 (a)	4,000,000	4,001,642
DZ Bank AG (NY) 5.400%, 11/09/23	2,000,000	1,999,636
HSBC Bank USA N.A. 5.900%, 05/09/24	4,000,000	4,000,364
Korea Development Bank (NY) 5.820%, 02/16/24	3,000,000	3,000,492
Mitsubishi UFJ Trust & Banking Corp. 5.710%, SOFR + 0.400%, 02/14/24 (a)	6,500,000	6,502,015
Mizuho Bank Ltd.
5.660%, SOFR + 0.350%, 10/20/23 (a)	4,500,000	4,500,634
5.730%, 02/20/24 (a)	7,000,000	7,002,011
5.750%, 01/31/24 (a)	7,000,000	7,003,352
MUFG Bank Ltd. (NY) 5.620%, 11/01/23	12,000,000	12,001,721
Nordea Bank Abp (NY) 5.820%, SOFR + 0.510%, 04/12/24 (a)	4,500,000	4,504,019
5.830%, SOFR + 0.520%, 04/18/24 (a)	5,000,000	5,004,547
Royal Bank of Canada (NY) 6.110%, SOFR + 0.800%, 10/19/23 (a)	3,000,000	3,001,005

Certificate of Deposit—(Continued)
Standard Chartered Bank (NY)
5.210%, 10/31/23	5,000,000	4,998,679
5.630%, 03/01/24	4,000,000	3,995,777
State Street Bank & Trust Co. 5.810%, SOFR + 0.500%, 03/28/24 (a)	5,000,000	5,003,408
Sumitomo Mitsui Banking Corp. (NY)
5.650%, SOFR + 0.340%, 11/13/23 (a)	5,000,000	5,000,906
5.710%, SOFR + 0.400%, 02/20/24 (a)	7,490,000	7,491,738
Sumitomo Mitsui Trust Bank, Ltd. (NY) 5.600%, 11/29/23	12,000,000	12,002,169
5.740%, 01/29/24 (a)	8,000,000	8,003,671
Svenska Handelsbanken AB 5.860%, SOFR + 0.550%, 04/29/24 (a)	3,000,000	3,003,239
Toronto-Dominion Bank (NY) 5.270%, 01/24/24	3,000,000	2,994,515
5.810%, 01/29/24	5,000,000	5,003,997
6.000%, 10/02/24	2,000,000	1,998,192
Wells Fargo Bank N.A. 5.810%, SOFR + 0.500%, 01/22/24 (a)	5,000,000	5,003,803
5.950%, SOFR + 0.640%, 07/17/24 (a)	2,000,000	2,001,885
Westpac Banking Corp. (NY) 5.890%, SOFR + 0.580%, 05/17/24 (a)	3,000,000	3,003,116

		205,542,165

Commercial Paper—48.2%
Alinghi Funding Co. LLC 5.710%, 01/09/24 (b)	12,000,000	11,812,014
5.872%, 03/28/24 (b)	2,000,000	1,943,186
ANZ New Zealand International Ltd. 5.200%, 11/09/23 (b)	3,200,000	3,180,422
Australia & New Zealand Banking Group Ltd. 5.415%, 11/08/23 (b)	7,000,000	6,958,233
5.810%, SOFR + 0.500%, 04/02/24 (a)	2,000,000	2,001,276
5.883%, 07/30/24 (b)	3,000,000	2,859,471
Bedford Row Funding Corp. 4.070%, 10/04/23 (b)	15,000,000	14,988,908
BNZ International Funding Ltd. 5.721%, SOFR + 0.400%, 10/27/23 (144A) (a)	6,000,000	6,001,205
BPCE SA 5.680%, SOFR + 0.370%, 10/31/23 (a)	9,000,000	9,001,982
5.802%, 02/07/24 (144A) (b)	7,250,000	7,102,789
Britannia Funding Co. LLC 5.062%, 10/10/23 (b)	7,700,000	7,687,401
5.275%, 10/24/23 (b)	8,000,000	7,970,067
5.602%, 12/07/23 (b)	2,500,000	2,473,703
Cabot Trail Funding LLC 2.702%, 10/02/23 (b)	18,950,000	18,941,600
CDP Financial, Inc. 5.474%, 12/04/23 (144A) (b)	6,000,000	5,940,424
5.505%, 05/29/24 (b)	4,000,000	3,848,584
5.670%, SOFR + 0.360%, 01/08/24 (a)	4,000,000	4,000,913
Chariot Funding LLC 5.187%, 10/20/23 (b)	11,000,000	10,965,619
5.313%, 10/23/23 (b)	7,000,000	6,974,977

BHFTII-55

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Charta LLC 4.161%, 10/04/23 (b)	6,000,000	$5,995,555
4.456%, 10/05/23 (b)	8,000,000	7,992,884
Collateralized Commercial Paper V Co. LLC 5.780%, SOFR + 0.470%, 02/15/24 (a)	8,000,000	8,001,182
Columbia Funding Co. LLC 5.784%, 02/01/24 (b)	8,000,000	7,844,583
5.835%, 03/05/24 (b)	2,000,000	1,950,441
Commonwealth Bank of Australia 5.400%, 02/16/24 (144A) (b)	5,000,000	4,996,103
Concord Minutemen Capital Co. LLC 5.660%, SOFR + 0.350%, 12/07/23 (a)	7,000,000	7,000,716
Cooperatieve Rabobank UA 5.467%, 12/01/23 (b)	4,000,000	3,962,935
Credit Industriel et Commercial 5.731%, 02/09/24 (b)	6,000,000	5,876,820
DNB Bank ASA 5.790%, SOFR + 0.480%, 04/29/24 (a)	3,250,000	3,251,849
5.939%, 07/30/24 (144A) (b)	3,000,000	2,857,870
FMS Wertmanagement 5.727%, 05/02/24 (b)	2,000,000	1,933,928
5.728%, 05/03/24 (b)	2,000,000	1,933,622
HSBC Bank PLC 5.960%, SOFR + 0.650%, 07/25/24 (a)	5,000,000	5,005,261
ING U.S. Funding LLC 5.245%, 11/08/23 (b)	3,000,000	2,981,967
Kreditanstalt fuer Wiederaufbau 5.765%, 05/02/24 (b)	5,000,000	4,831,490
Landesbank Baden-Wuerttemberg 2.708%, 10/02/23 (b)	10,000,000	9,995,556
Lloyds Bank PLC 5.280%, 11/13/23 (b)	6,000,000	5,958,825
Longship Funding LLC 2.713%, 10/02/23 (b)	5,000,000	4,997,784
4.055%, 10/04/23 (b)	10,000,000	9,992,606
Mackinac Funding Co. LLC 5.157%, 10/13/23 (b)	6,300,000	6,286,895
5.471%, 11/07/23 (b)	5,000,000	4,970,485
Macquarie Bank Ltd. 4.874%, 10/23/23 (b)	7,500,000	7,472,990
5.097%, 11/06/23 (b)	1,920,000	1,909,003
5.399%, 02/12/24 (b)	4,000,000	3,914,758
5.740%, SOFR + 0.420%, 01/16/24 (144A) (a)	8,000,000	8,003,360
Mercedes-Benz Finance North America LLC 4.939%, 10/11/23 (b)	15,000,000	14,974,060
National Bank of Canada 5.790%, 02/23/24 (144A) (b)	3,553,000	3,472,204
Natixis SA (NY) 5.765%, 02/07/24 (b)	5,000,000	4,898,839
Old Line Funding LLC 5.700%, SOFR + 0.380%, 01/08/24 (a)	6,000,000	6,001,674
Ontario Teachers’ Finance Trust 5.796%, 05/06/24 (b)	4,000,000	3,864,382

Commercial Paper—(Continued)
Podium Funding Trust 5.156%, 10/17/23 (b)	15,000,000	14,959,920
5.246%, 11/06/23 (b)	7,000,000	6,960,137
5.731%, 01/16/24 (b)	9,000,000	8,849,307
Royal Bank of Canada (NY) 5.910%, SOFR + 0.600%, 05/23/24 (a)	3,550,000	3,554,560
ST Engineering North America, Inc. 5.335%, 11/02/23 (b)	7,000,000	6,964,730
Starbird Funding Corp. 5.640%, SOFR + 0.330%, 11/10/23 (144A) (a)	7,000,000	7,001,346
Svenska Handelsbanken AB 5.913%, 06/03/24 (b)	2,000,000	1,922,900
Swedbank AB 5.835%, 03/14/24 (b)	3,000,000	2,922,025
UBS AG 5.913%, 03/08/24 (b)	3,000,000	2,924,585
Versailles Commercial Paper LLC 5.752%, 01/02/24 (b)	5,000,000	4,926,533
Victory Receivables Corp. 5.059%, 10/11/23 (b)	7,000,000	6,987,496
Westpac Banking Corp. 5.664%, 03/13/24 (b)	3,000,000	2,923,654
5.830%, SOFR + 0.520%, 04/19/24 (a)	2,000,000	2,001,318

		380,681,912

Repurchase Agreements—22.9%
BofA Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $100,944,564; collateralized by U.S. Government Agency Obligations with rates ranging from 3.500% -6.500%, with maturity dates ranging from 04/20/47 - 09/20/63, and an aggregate market value of $102,918,000.	100,900,000	100,900,000
JPMorgan Securities LLC Repurchase Agreement dated 09/29/23 at 5.310%, due on 10/02/23 with a maturity value of $60,026,550; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 7.000%, with maturity dates ranging from 10/15/41 - 07/20/53, and an aggregate market value of $61,200,000.	60,000,000	60,000,000
TD Securities (USA) LLC Repurchase Agreement dated 09/29/23 at 5.310%, due on 10/02/23 with a maturity value of $20,008,850; collateralized by U.S. Government Agency Obligations at 6.000%, maturing 08/01/53, with a market value of $20,600,000.	20,000,000	20,000,000

		180,900,000

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—2.3%
Erste Bank der oesterreichischen Sparkassen AG 5.330%, 10/04/23	3,000,000	$3,000,000
Royal Bank of Canada (Toronto) 5.320%, 10/02/23	15,000,000	15,000,000

		18,000,000

Total Short-Term Investments (Cost $785,193,457)		785,124,077

Total Investments—99.7% (Cost $787,463,457)		787,393,468
Other assets and liabilities (net)—0.3%		2,055,120

Net Assets—100.0%		$789,448,588

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $45,375,301, which is 5.7% of net assets.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$2,269,391	$—	$2,269,391
Total Short-Term Investments*	—	785,124,077	—	785,124,077
Total Investments	$—	$787,393,468	$—	$787,393,468

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-58

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,006,073	$7,455,000
Baillie Gifford International Stock Portfolio (Class A) (b)	405,419	3,685,256
BlackRock Bond Income Portfolio (Class A) (b)	529,104	45,693,456
BlackRock Capital Appreciation Portfolio (Class A) (b)	87,416	2,730,886
BlackRock High Yield Portfolio (Class A) (a)	405,875	2,800,541
Brighthouse Small Cap Value Portfolio (Class A) (a)	296,662	3,720,147
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	113,092	926,223
Brighthouse/Artisan International Portfolio (Class A) (a)	293,508	2,750,168
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,759	930,667
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	674,236	6,533,345
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,187,497	18,681,227
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	773,081	5,589,376
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	249,479	6,451,526
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	299,823	3,675,826
CBRE Global Real Estate Portfolio (Class A) (a)	203,681	1,824,979
Harris Oakmark International Portfolio (Class A) (a)	305,310	3,669,826
Invesco Comstock Portfolio (Class A) (a)	632,487	7,444,371
Invesco Global Equity Portfolio (Class A) (a)	43,896	916,102
Jennison Growth Portfolio (Class A) (b) (c)	221,540	2,729,373
JPMorgan Core Bond Portfolio (Class A) (a)	3,393,445	28,912,150
JPMorgan Small Cap Value Portfolio (Class A) (a)	187,188	1,849,415
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	94,308	927,043

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	331,871	3,680,451
MFS Value Portfolio (Class A) (b)	652,601	8,301,084
Neuberger Berman Genesis Portfolio (Class A) (b)	110,058	1,863,279
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	3,484,397	31,708,014
PIMCO Total Return Portfolio (Class A) (a)	5,028,701	46,616,061
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	149,236	2,742,952
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	234,281	5,545,439
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	108,547	924,821
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	209,685	3,703,029
TCW Core Fixed Income Portfolio (Class A) (a)	4,274,273	35,433,727
VanEck Global Natural Resources Portfolio (Class A) (b)	386,172	4,626,344
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,828,893	18,654,704
Western Asset Management U.S. Government Portfolio (Class A) (b)	4,844,011	48,536,990

Total Mutual Funds (Cost $436,154,337)		372,233,798

Total Investments—100.1% (Cost $436,154,337)		372,233,798
Other assets and liabilities (net)—(0.1)%		(293,064)

Net Assets—100.0%		$371,940,734

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$372,233,798	$—	$—	$372,233,798
Total Investments	$372,233,798	$—	$—	$372,233,798

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	16,680,570	$123,603,021
Allspring Mid Cap Value Portfolio (Class A) (a)	843,206	8,668,162
Baillie Gifford International Stock Portfolio (Class A) (b)	9,170,061	83,355,851
BlackRock Bond Income Portfolio (Class A) (b)	3,886,073	335,601,228
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,909,489	59,652,427
BlackRock High Yield Portfolio (Class A) (a)	3,846,335	26,539,712
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,440,002	43,137,622
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	3,155,035	25,839,737
Brighthouse/Artisan International Portfolio (Class A) (a)	6,441,454	60,356,425
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	44,638	8,729,448
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,394,442	61,962,142
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	12,452,957	106,348,257
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	12,171,790	88,002,039
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	4,364,656	112,870,002
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	6,342,299	77,756,586
CBRE Global Real Estate Portfolio (Class A) (a)	2,857,678	25,604,795
Harris Oakmark International Portfolio (Class A) (a)	7,740,129	93,036,354
Invesco Comstock Portfolio (Class A) (a)	9,734,663	114,576,988
Invesco Global Equity Portfolio (Class A) (a)	1,646,638	34,365,331
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,305,894	17,109,730
Jennison Growth Portfolio (Class A) (b) (c)	3,461,023	42,639,797
JPMorgan Core Bond Portfolio (Class A) (a)	15,568,965	132,647,580
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,578,337	25,473,972
Loomis Sayles Growth Portfolio (Class A) (a)	2,500,617	33,983,390

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	874,651	8,597,818
MFS Research International Portfolio (Class A) (a)	5,375,998	59,619,815
MFS Value Portfolio (Class A) (b)	10,280,781	130,771,541
Neuberger Berman Genesis Portfolio (Class A) (b)	1,022,614	17,312,849
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,365,855	194,429,281
PIMCO Total Return Portfolio (Class A) (a)	35,632,894	330,316,932
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,906,219	26,359,408
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	2,803,418	51,526,828
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	5,169,226	122,355,573
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,032,840	17,319,800
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,441,009	43,108,226
TCW Core Fixed Income Portfolio (Class A) (a)	30,884,847	256,035,380
VanEck Global Natural Resources Portfolio (Class A) (b)	5,801,300	69,499,571
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,852,997	141,300,571
Western Asset Management U.S. Government Portfolio (Class A) (b)	28,249,759	283,062,585

Total Mutual Funds (Cost $4,071,477,124)		3,493,476,774

Total Investments—100.0% (Cost $4,071,477,124)		3,493,476,774
Other assets and liabilities (net)—0.0%		(1,178,348)

Net Assets—100.0%		$3,492,298,426

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,493,476,774	$—	$—	$3,493,476,774
Total Investments	$3,493,476,774	$—	$—	$3,493,476,774

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	30,603,204	$226,769,745
Allspring Mid Cap Value Portfolio (Class A) (a)	2,178,028	22,390,126
Baillie Gifford International Stock Portfolio (Class A) (b)	33,016,621	300,121,087
BlackRock Bond Income Portfolio (Class A) (b)	7,336,708	633,598,129
BlackRock Capital Appreciation Portfolio (Class A) (b)	7,057,034	220,461,750
BlackRock High Yield Portfolio (Class A) (a)	11,184,924	77,175,977
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,442,217	156,025,403
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	16,286,736	133,388,370
Brighthouse/Artisan International Portfolio (Class A) (a)	28,481,741	266,873,913
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	115,481	22,583,389
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,895,069	90,144,077
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,442,854	159,331,258
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,348,201	182,313,636
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	28,011,745	202,524,918
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,712,199	380,457,467
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	21,800,067	267,268,818
CBRE Global Real Estate Portfolio (Class A) (a)	14,641,326	131,186,277
Harris Oakmark International Portfolio (Class A) (a)	29,115,617	349,969,722
Invesco Comstock Portfolio (Class A) (a)	30,722,242	361,600,791
Invesco Global Equity Portfolio (Class A) (a)	4,252,421	88,748,028
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	14,887,909	110,468,288
Jennison Growth Portfolio (Class A) (b) (c)	19,671,712	242,355,491
JPMorgan Core Bond Portfolio (Class A) (a)	26,613,903	226,750,450
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,694,769	66,144,322

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	17,745,180	241,156,992
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	6,800,749	66,851,367
MFS Research International Portfolio (Class A) (a)	19,163,531	212,523,555
MFS Value Portfolio (Class A) (b)	35,228,156	448,102,150
Neuberger Berman Genesis Portfolio (Class A) (b)	3,967,080	67,162,656
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	27,393,817	249,283,730
PIMCO Total Return Portfolio (Class A) (a)	59,906,959	555,337,507
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	9,982,604	90,542,215
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	10,857,130	199,554,055
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,074,105	404,144,077
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,257,043	44,790,009
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,856,945	156,413,651
TCW Core Fixed Income Portfolio (Class A) (a)	56,104,986	465,110,331
VanEck Global Natural Resources Portfolio (Class A) (b)	22,415,519	268,537,917
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,761,899	181,171,368
Western Asset Management U.S. Government Portfolio (Class A) (b)	36,255,216	363,277,266

Total Mutual Funds (Cost $10,311,865,875)		8,932,610,278

Total Investments—100.0% (Cost $10,311,865,875)		8,932,610,278
Other assets and liabilities (net)—0.0%		(2,473,734)

Net Assets—100.0%		$8,930,136,544

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,932,610,278	$—	$—	$8,932,610,278
Total Investments	$8,932,610,278	$—	$—	$8,932,610,278

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	8,043,476	$59,602,157
Allspring Mid Cap Value Portfolio (Class A) (a)	5,745,923	59,068,089
Baillie Gifford International Stock Portfolio (Class A) (b)	37,280,801	338,882,484
BlackRock Bond Income Portfolio (Class A) (b)	3,624,712	313,030,110
BlackRock Capital Appreciation Portfolio (Class A) (b)	7,496,298	234,184,352
BlackRock High Yield Portfolio (Class A) (a)	8,638,920	59,608,551
Brighthouse Small Cap Value Portfolio (Class A) (a)	15,716,346	197,082,979
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	18,976,451	155,417,135
Brighthouse/Artisan International Portfolio (Class A) (a)	33,451,430	313,439,903
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	101,270	19,804,321
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	17,348,988	158,049,284
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,237,171	79,818,187
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	16,330,653	118,070,621
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,689,843	354,019,331
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	22,457,594	275,330,100
CBRE Global Real Estate Portfolio (Class A) (a)	21,100,707	189,062,338
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	1,712,930	38,746,472
Harris Oakmark International Portfolio (Class A) (a)	30,548,361	367,191,297
Invesco Comstock Portfolio (Class A) (a)	33,670,070	396,296,722
Invesco Global Equity Portfolio (Class A) (a)	5,634,458	117,591,141
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	23,637,562	175,390,711
Jennison Growth Portfolio (Class A) (b)	28,574,305	352,035,443
JPMorgan Core Bond Portfolio (Class A) (a)	16,157,344	137,660,574
JPMorgan Small Cap Value Portfolio (Class A) (a)	11,824,277	116,823,855
Loomis Sayles Growth Portfolio (Class A) (a)	25,740,012	349,806,762

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	14,023,748	137,853,442
MFS Research International Portfolio (Class A) (a)	23,657,771	262,364,681
MFS Value Portfolio (Class A) (b)	35,577,203	452,542,026
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	3,969,691	18,895,727
Neuberger Berman Genesis Portfolio (Class A) (b)	1,166,484	19,748,572
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	10,887,769	99,078,694
PIMCO Total Return Portfolio (Class A) (a)	27,557,883	255,461,576
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,134,322	119,128,298
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	17,090,796	314,128,822
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,662,983	394,412,797
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,636,933	39,506,669
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,812,033	137,960,495
TCW Core Fixed Income Portfolio (Class A) (a)	25,930,929	214,967,401
VanEck Global Natural Resources Portfolio (Class A) (b)	19,739,073	236,474,093
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,118,954	19,660,014
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,667,049	119,003,897

Total Mutual Funds (Cost $8,922,086,566)		7,817,200,123

Total Investments—100.0% (Cost $8,922,086,566)		7,817,200,123
Other assets and liabilities (net)—0.0%		(2,197,496)

Net Assets—100.0%		$7,815,002,627

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,817,200,123	$—	$—	$7,817,200,123
Total Investments	$7,817,200,123	$—	$—	$7,817,200,123

BHFTII-62

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
CAE, Inc. (a)	615,318	$14,367,675

Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.	127,450	14,609,594

Automobile Components—3.5%
BorgWarner, Inc. (b)	240,316	9,701,557
Gentex Corp.	501,988	16,334,689

		26,036,246

Banks—11.4%
Comerica, Inc.	135,143	5,615,192
Fifth Third Bancorp (b)	580,109	14,694,161
First Citizens BancShares, Inc. - Class A	24,890	34,350,689
M&T Bank Corp. (b)	134,129	16,960,612
Washington Federal, Inc. (b)	473,654	12,135,015

		83,755,669

Capital Markets—1.9%
Moelis & Co. - Class A (b)	306,815	13,846,561

Consumer Staples Distribution & Retail—4.3%
Dollar General Corp.	72,072	7,625,217
Kroger Co.	314,641	14,080,185
Sysco Corp.	146,493	9,675,863

		31,381,265

Diversified Consumer Services—1.6%
H&R Block, Inc. (b)	273,015	11,756,026

Electric Utilities—2.2%
OGE Energy Corp. (b)	485,592	16,184,781

Electrical Equipment—2.2%
nVent Electric PLC	299,184	15,853,760

Electronic Equipment, Instruments & Components—3.0%
Vontier Corp.	723,860	22,381,751

Energy Equipment & Services—2.9%
NOV, Inc.	1,012,286	21,156,777

Entertainment—3.3%
Electronic Arts, Inc.	103,420	12,451,768
Warner Bros Discovery, Inc. (a)	1,082,147	11,752,116

		24,203,884

Financial Services—2.1%
Corebridge Financial, Inc. (b)	766,512	15,138,612

Food Products—2.0%
Tyson Foods, Inc. - Class A	292,357	14,761,105

Ground Transportation—3.1%
U-Haul Holding Co. (a) (b)	43,469	2,372,104
U-Haul Holding Co. (Non-Voting Shares) (b)	385,475	20,195,035

		22,567,139

Health Care Equipment & Supplies—4.7%
Baxter International, Inc.	420,275	15,861,179
Dentsply Sirona, Inc.	535,344	18,287,351

		34,148,530

Health Care Providers & Services—2.3%
Centene Corp. (a)	248,001	17,082,309

Hotels, Restaurants & Leisure—7.0%
Expedia Group, Inc. (a) (b)	157,237	16,206,418
Marriott International, Inc. - Class A	110,102	21,641,649
Vail Resorts, Inc.	60,044	13,323,163

		51,171,230

Insurance—7.6%
Arch Capital Group Ltd. (a)	310,014	24,711,216
Globe Life, Inc.	197,923	21,520,168
Progressive Corp.	66,522	9,266,514

		55,497,898

Interactive Media & Services—1.8%
IAC, Inc. (a)	265,996	13,403,538

Life Sciences Tools & Services—3.4%
Bio-Rad Laboratories, Inc. - Class A (a)	30,195	10,823,398
Waters Corp. (a) (b)	50,748	13,915,609

		24,739,007

Machinery—1.7%
Otis Worldwide Corp.	157,200	12,624,732

Media—6.0%
Cable One, Inc. (b)	25,920	15,957,389
News Corp. - Class A (b)	811,796	16,284,628
Omnicom Group, Inc.	161,028	11,993,365

		44,235,382

Real Estate Management & Development—1.1%
Jones Lang LaSalle, Inc. (a) (b)	56,945	8,039,495

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.	157,121	27,510,316

Software—2.1%
Check Point Software Technologies Ltd. (a) (b)	113,702	15,154,203

Specialized REITs—3.8%
Lamar Advertising Co. - Class A (b)	195,772	16,341,089
Public Storage (b)	43,655	11,503,966

		27,845,055

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—1.7%
AutoNation, Inc. (a) (b)	81,086	$12,276,420

Technology Hardware, Storage & Peripherals—1.6%
NetApp, Inc.	156,911	11,906,407

Trading Companies & Distributors—1.6%
Air Lease Corp.	300,508	11,843,020

Total Common Stocks (Cost $546,622,369)		715,478,387

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	108,185	0

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $16,922,006; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $17,256,940.	16,918,481	16,918,481

Total Short-Term Investments (Cost $16,918,481)		16,918,481

Securities Lending Reinvestments (e)—9.8%

Certificates of Deposit—1.9%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (f)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (f)	1,000,000	1,000,643
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (f)	1,000,000	1,000,098
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	1,000,000	1,000,133
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (f)	1,000,000	999,912
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/19/23	1,000,000	997,050
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (f)	2,000,000	2,000,098
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (f)	1,000,000	1,000,152
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (f)	1,000,000	1,000,146
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,000,770

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (f)	1,000,000	1,000,053
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (f)	1,000,000	1,000,105

		13,996,195

Commercial Paper—0.6%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (f)	2,000,000	1,999,998
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (f)	1,000,000	1,000,270
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (f)	1,000,000	1,000,000

		4,000,268

Repurchase Agreements—4.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,401,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,428,035.	1,400,000	1,400,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $4,021,856; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $4,080,292.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $2,060,331; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $2,125,943.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $8,477,462; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $8,643,195.	8,473,720	8,473,720
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $2,802,896; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $2,869,383.	2,800,000	$2,800,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,159,874.	10,000,000	10,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000

		31,673,720

Mutual Funds—3.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (g)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (g)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (g)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (g)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (g)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (g)	3,000,000	3,000,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (g)	4,000,000	4,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $71,668,305)		71,670,183

Total Investments—109.8% (Cost $635,209,155)		804,067,051
Other assets and liabilities (net)—(9.8)%		(71,561,259)

Net Assets—100.0%		$732,505,792

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $73,151,312 and the collateral received consisted of cash in the amount of $71,645,253 and non-cash collateral with a value of $3,184,964. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$715,478,387	$—	$—	$715,478,387
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	16,918,481	—	16,918,481
Securities Lending Reinvestments
Certificates of Deposit	—	13,996,195	—	13,996,195
Commercial Paper	—	4,000,268	—	4,000,268
Repurchase Agreements	—	31,673,720	—	31,673,720
Mutual Funds	22,000,000	—	—	22,000,000
Total Securities Lending Reinvestments	22,000,000	49,670,183	—	71,670,183
Total Investments	$737,478,387	$66,588,664	$0	$804,067,051

Collateral for Securities Loaned (Liability)	$—	$(71,645,253)	$—	$(71,645,253)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia—6.2%
A2B Australia Ltd.	55,813	$58,036
Accent Group Ltd.	97,699	123,129
Adairs Ltd.	41,549	37,957
Adbri Ltd. (a)	108,171	141,111
Ainsworth Game Technology Ltd. (a)	51,616	33,492
Alkane Resources Ltd. (a)	122,642	48,006
Alliance Aviation Services Ltd. (a)	6,026	12,664
Altium Ltd.	5,983	167,575
Alumina Ltd. (a)	273,675	168,380
AMA Group Ltd. (a)	332,422	8,970
AMP Ltd.	422,146	340,457
Ansell Ltd.	22,008	311,250
Appen Ltd. (a)	15,982	12,701
Arafura Rare Earths Ltd. (a)	350,967	58,043
ARB Corp. Ltd.	22,036	437,054
Ardent Leisure Group Ltd. (a)	113,950	34,424
Argosy Minerals Ltd. (a)	61,527	7,697
ARN Media Ltd.	82,651	43,892
AUB Group Ltd.	27,518	515,221
Audinate Group Ltd. (a)	12,334	106,409
Aurelia Metals Ltd. (a)	407,982	23,289
Aussie Broadband Ltd. (a)	32,987	86,775
Austal Ltd.	105,389	126,956
Australian Agricultural Co. Ltd. (a)	78,371	64,890
Australian Clinical Labs Ltd.	26,737	48,742
Australian Ethical Investment Ltd.	7,596	21,144
Australian Finance Group Ltd.	54,872	51,463
Australian Strategic Materials Ltd. (a)	36,700	34,403
Auswide Bank Ltd.	11,499	38,850
AVJennings Ltd.	10,332	2,625
AVZ Minerals Ltd. (a)(b)(c)	403,512	42,308
Baby Bunting Group Ltd.	24,951	33,468
Bank of Queensland Ltd.	108,613	400,616
Bapcor Ltd.	85,877	376,877
Beach Energy Ltd.	317,481	335,525
Bega Cheese Ltd.	82,207	134,104
Bellevue Gold Ltd. (a)	246,272	217,835
Black Rock Mining Ltd. (a)	70,006	3,824
Boral Ltd. (a)	77,809	222,470
Boss Energy Ltd. (a)	54,871	170,506
Bravura Solutions Ltd. (a)	144,124	68,895
Breville Group Ltd.	25,536	360,296
Brickworks Ltd.	12,229	196,952
Bubs Australia Ltd. (a)	40,453	4,289
BWX Ltd. (a)(b)(c)	32,748	3,158
Calidus Resources Ltd. (a)	42,447	4,228
Capitol Health Ltd.	260,324	35,048
Capral Ltd.	5,292	30,630
Capricorn Metals Ltd. (a)	63,797	167,780
Carnarvon Energy Ltd. (a)	136,527	14,040
Cash Converters International Ltd.	152,939	20,021
Catapult Group International Ltd. (a)	33,605	22,817
Cedar Woods Properties Ltd.	19,138	56,002
Centrebet International Ltd. (a)	9,600	0
Challenger Ltd.	32,927	136,020
Champion Iron Ltd.	59,773	244,058
City Chic Collective Ltd. (a)	43,372	10,496

Australia—(Continued)
Clinuvel Pharmaceuticals Ltd.	9,453	89,151
Clover Corp. Ltd.	39,945	27,091
Codan Ltd.	31,190	158,105
Collins Foods Ltd.	30,579	186,636
Cooper Energy Ltd. (a)	753,059	58,433
Core Lithium Ltd. (a)	66,314	17,216
Corporate Travel Management Ltd.	28,366	306,284
Costa Group Holdings Ltd.	130,158	262,015
Credit Corp. Group Ltd.	20,160	250,443
CSR Ltd.	156,422	568,821
Data#3 Ltd.	49,016	223,120
De Grey Mining Ltd. (a)(b)(c)	320,331	226,941
Deep Yellow Ltd. (a)	17,263	14,571
Deterra Royalties Ltd.	11,642	35,831
Dicker Data Ltd.	13,151	81,701
Domain Holdings Australia Ltd.	72,641	186,084
Domino’s Pizza Enterprises Ltd.	3,481	117,865
Downer EDI Ltd.	150,888	398,641
Eagers Automotive Ltd.	35,943	320,943
Earlypay Ltd. (a)	54,160	8,880
Elanor Investor Group	5,934	5,831
Elders Ltd.	45,511	169,022
Elixir Energy Ltd. (a)	29,923	1,269
Emeco Holdings Ltd.	105,907	42,899
Emerald Resources NL (a)	48,199	83,559
EML Payments Ltd. (a)	62,760	47,223
Energy Transition Minerals Ltd. (a)	349,524	9,225
Energy World Corp. Ltd. (a)(b)(c)	472,609	7,900
EQT Holdings Ltd.	5,064	90,717
Estia Health Ltd.	52,899	103,727
Euroz Hartleys Group Ltd.	24,476	15,105
EVT Ltd.	28,526	201,298
Fiducian Group Ltd.	3,121	11,394
Finbar Group Ltd. (a)	6,909	2,935
Firefinch Ltd. (a)(b)(c)	39,761	959
FleetPartners Group Ltd. (a)	82,973	146,157
Fleetwood Ltd.	35,042	42,577
Flight Centre Travel Group Ltd.	32,473	404,808
Frontier Digital Ventures Ltd. (a)	10,683	2,532
G8 Education Ltd.	241,144	163,809
Galan Lithium Ltd. (a)	30,176	12,578
Genesis Minerals Ltd. (a)	52,217	46,485
Gold Road Resources Ltd.	243,543	251,708
GR Engineering Services Ltd.	5,075	7,145
GrainCorp Ltd. - Class A	58,664	266,493
Grange Resources Ltd.	120,000	36,100
GUD Holdings Ltd.	43,884	331,210
GWA Group Ltd.	64,632	76,236
Hansen Technologies Ltd.	51,497	175,092
Harvey Norman Holdings Ltd.	46,048	114,517
Hastings Technology Metals Ltd. (a)	7,646	3,562
Healius Ltd. (a)	153,195	226,314
Helia Group Ltd.	88,585	198,664
HUB24 Ltd.	19,005	396,020
Humm Group Ltd.	113,129	31,971
IDM International Ltd. (a)(b)(c)	1,969	0
Iluka Resources Ltd.	32,765	160,016

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Imdex Ltd.	138,217	$136,907
Immutep Ltd. (ADR) (a)	8,886	16,883
Infomedia Ltd.	109,692	111,673
Inghams Group Ltd.	86,621	184,855
Insignia Financial Ltd.	177,304	275,294
Integral Diagnostics Ltd.	46,301	85,434
Integrated Research Ltd. (a)	28,972	6,145
InvoCare Ltd.	44,413	359,403
ioneer Ltd. (a)	304,527	44,015
IPH Ltd.	62,534	297,325
IRESS Ltd.	52,976	197,686
IVE Group Ltd.	19,754	24,451
JB Hi-Fi Ltd.	5,852	169,407
Johns Lyng Group Ltd.	45,109	189,227
Jumbo Interactive Ltd.	12,118	120,693
Jupiter Mines Ltd.	439,415	54,870
Karoon Energy Ltd. (a)	153,435	260,478
Kelsian Group Ltd.	24,039	88,327
Kogan.com Ltd. (a)	16,956	57,218
Leo Lithium Ltd. (a)(b)(c)	28,400	9,221
Lifestyle Communities Ltd.	20,891	216,927
Link Administration Holdings Ltd.	158,207	140,280
Lovisa Holdings Ltd.	13,735	170,636
Lycopodium Ltd.	6,179	36,659
MA Financial Group Ltd.	11,341	34,684
Macmahon Holdings Ltd.	380,170	41,537
Macquarie Technology Group Ltd. (a)	972	39,659
Mader Group Ltd.	3,508	14,303
Magellan Financial Group Ltd.	20,998	124,374
Mayne Pharma Group Ltd.	22,607	47,117
McMillan Shakespeare Ltd.	24,623	254,978
McPherson’s Ltd.	39,600	10,888
Megaport Ltd. (a)	4,254	32,509
Mesoblast Ltd. (a)	47,739	11,808
Metals X Ltd. (a)	147,577	28,396
Metcash Ltd.	143,700	347,455
MMA Offshore Ltd. (a)	78,350	69,939
Monadelphous Group Ltd.	32,335	294,699
Monash IVF Group Ltd.	52,109	42,036
Morning Star Gold NL (a)(b)(c)	33,455	0
Mount Gibson Iron Ltd. (a)	158,334	44,736
Myer Holdings Ltd.	234,884	86,098
MyState Ltd.	25,651	50,935
Nanosonics Ltd. (a)	62,508	168,969
Navigator Global Investments Ltd.	52,466	45,467
Netwealth Group Ltd.	28,212	273,233
New Hope Corp. Ltd.	114,040	464,797
Newcrest Mining Ltd.	10,254	161,860
nib holdings Ltd.	121,489	579,646
Nick Scali Ltd.	21,771	154,892
Nickel Industries Ltd.	203,875	98,184
Nine Entertainment Co. Holdings Ltd.	208,760	274,624
Novonix Ltd. (a)	53,945	28,475
NRW Holdings Ltd.	134,771	235,074
Nufarm Ltd.	95,753	292,461
Objective Corp. Ltd.	2,117	14,565
OceanaGold Corp.	194,311	380,539

Australia—(Continued)
OFX Group Ltd. (a)	76,506	84,749
OM Holdings Ltd.	21,506	6,343
Omni Bridgeway Ltd. (a)	75,128	86,327
oOh!media Ltd.	130,777	119,415
Orora Ltd.	395,438	699,035
Pacific Current Group Ltd.	12,733	82,109
Pacific Smiles Group Ltd.	13,431	12,084
Pact Group Holdings Ltd. (a)	50,886	22,733
Paladin Energy Ltd. (a)	599,035	422,963
Panoramic Resources Ltd. (a)	278,314	6,619
Pantoro Ltd. (a)	210,078	4,981
Peet Ltd.	88,199	68,478
PeopleIN Ltd.	9,237	10,602
Perenti Ltd. (a)	204,417	141,759
Perpetual Ltd.	29,231	394,749
Perseus Mining Ltd.	340,886	357,755
PEXA Group Ltd. (a)	21,038	154,022
Pinnacle Investment Management Group Ltd.	20,949	121,055
Platinum Asset Management Ltd.	124,443	103,883
PointsBet Holdings Ltd.	9,123	4,602
Poseidon Nickel Ltd. (a)	238,025	2,910
Praemium Ltd. (a)	98,955	38,037
Premier Investments Ltd.	17,241	273,468
Propel Funeral Partners Ltd.	8,061	22,283
PSC Insurance Group Ltd.	21,994	68,650
PWR Holdings Ltd.	16,772	118,645
QANTM Intellectual Property Ltd.	14,173	8,520
Ramelius Resources Ltd.	232,740	212,975
Red 5 Ltd. (a)	667,508	112,517
Redbubble Ltd. (a)	43,202	12,912
Regis Healthcare Ltd.	26,109	45,327
Regis Resources Ltd. (a)	214,118	203,141
Reject Shop Ltd. (a)	12,421	45,393
Resolute Mining Ltd. (a)	677,338	151,565
Retail Food Group Ltd. (a)	218,228	7,116
Ridley Corp. Ltd.	96,057	141,712
RPMGlobal Holdings Ltd. (a)	32,785	31,609
Sandfire Resources Ltd. (a)	122,571	483,433
Select Harvests Ltd.	34,996	90,076
Servcorp Ltd.	21,215	42,299
Service Stream Ltd.	154,571	92,898
Seven West Media Ltd. (a)	319,979	64,807
SG Fleet Group Ltd.	27,529	43,710
Shaver Shop Group Ltd.	18,090	12,174
Sierra Rutile Holdings Ltd. (a)	66,772	8,091
Sigma Healthcare Ltd.	323,902	143,513
Silver Lake Resources Ltd. (a)	202,549	107,925
Silver Mines Ltd. (a)	80,623	8,717
SmartGroup Corp. Ltd.	33,331	177,405
SolGold PLC (a)(d)	36,239	5,543
Solvar Ltd.	50,348	33,803
Southern Cross Media Group Ltd.	76,997	37,881
SRG Global Ltd.	42,479	17,884
St Barbara Ltd. (a)	208,312	23,368
Star Entertainment Group Ltd. (a)	653,049	252,558
Strandline Resources Ltd. (a)	43,753	3,274
Strike Energy Ltd. (a)	198,861	51,755

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Sunland Group Ltd.	40,150	$24,631
Super Retail Group Ltd.	47,270	364,020
Superloop Ltd. (a)	59,252	25,389
Symbio Holdings Ltd.	4,332	7,287
Syrah Resources Ltd. (a)	163,680	53,602
Tabcorp Holdings Ltd.	406,397	245,323
Technology One Ltd.	31,465	312,974
Temple & Webster Group Ltd. (a)	14,313	55,284
Ten Sixty Four Ltd. (b)(c)	60,972	16,857
Terracom Ltd.	54,002	15,424
Tribune Resources Ltd.	2,377	4,945
Tyro Payments Ltd. (a)	64,496	55,973
United Malt Group Ltd. (a)	78,227	249,077
Virgin Australia Holdings Pty. Ltd. (a)(b)(c)	968,773	1
Vista Group International Ltd. (a)(d)	33,201	28,661
Viva Energy Group Ltd.	103,228	199,038
Vulcan Energy Resources Ltd. (a)	9,635	17,854
Webjet Ltd. (a)	84,765	368,366
West African Resources Ltd. (a)	238,805	117,305
Westgold Resources Ltd. (a)	123,130	132,803
Zip Co. Ltd. (a)	40,088	6,969

		30,310,588

Austria—1.4%
A-TEC Industries AG (a)(b)(c)	1	0
Agrana Beteiligungs AG	4,073	66,115
ams-OSRAM AG (a)	58,625	274,743
ANDRITZ AG	17,117	861,461
AT&S Austria Technologie & Systemtechnik AG (d)	5,424	160,676
BAWAG Group AG	19,071	876,136
CA Immobilien Anlagen AG	8,328	276,395
DO & Co. AG	2,244	246,204
Eurotelesites AG (a)	6,880	30,114
EVN AG	6,679	178,646
FACC AG (a)(d)	6,291	40,485
Kapsch TrafficCom AG (a)(d)	1,870	19,625
Kontron AG	14,178	274,708
Lenzing AG (a)(d)	4,153	170,556
Mayr Melnhof Karton AG (d)	2,085	281,168
Oesterreichische Post AG (d)	4,583	150,450
Palfinger AG (d)	4,392	103,720
POLYTEC Holding AG	6,228	26,634
Porr Ag	2,768	34,323
Raiffeisen Bank International AG (a)	24,764	359,496
Rosenbauer International AG (a)(d)	1,414	45,434
Schoeller-Bleckmann Oilfield Equipment AG	2,803	165,170
Semperit AG Holding (d)	2,077	37,459
Telekom Austria AG	27,521	191,766
UBM Development AG	1,083	24,035
UNIQA Insurance Group AG	32,519	263,394
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	212,344
voestalpine AG	26,834	727,780
Wienerberger AG	26,096	661,192
Zumtobel Group AG	8,536	54,360

		6,814,589

Belgium—1.6%
Ackermans & van Haaren NV	5,779	873,760
Ageas SA	2,951	121,696
AGFA-Gevaert NV (a)	40,080	77,124
Atenor (d)	1,484	18,924
Azelis Group NV	534	10,501
Barco NV	19,609	380,639
Bekaert SA	10,571	472,429
Biocartis Group NV (a)(b)(c)(d)	16,240	5,028
bpost SA	18,928	103,668
Cie d’Entreprises CFE	2,249	16,642
Deceuninck NV	27,313	62,573
Deme Group NV	2,052	225,392
Econocom Group SA	24,064	63,468
Etablissements Franz Colruyt NV	11,650	504,183
Euronav NV	50,769	822,360
EVS Broadcast Equipment SA	3,873	109,906
Fagron	14,385	244,783
Galapagos NV (a)	9,086	313,381
Gimv NV	5,220	228,041
Greenyard NV (a)(d)	5,819	37,588
Immobel SA (d)	1,276	39,305
Ion Beam Applications (d)	6,507	67,884
Jensen-Group NV	1,035	35,040
Kinepolis Group NV (d)	3,776	187,865
Lotus Bakeries NV	92	747,246
MDxHealth SA (a)(d)	8,434	2,402
Melexis NV	5,164	444,386
Mithra Pharmaceuticals SA (a)(d)	506	751
Ontex Group NV (a)	16,729	122,787
Orange Belgium SA (a)	4,348	63,140
Proximus SADP	28,286	229,991
Recticel SA (d)	13,170	130,398
Roularta Media Group NV	1,629	21,452
Shurgard Self Storage Ltd.	2,508	99,343
Sipef NV	1,593	88,570
Tessenderlo Group SA	5,859	169,078
Van de Velde NV	1,970	68,808
VGP NV	1,667	154,735
Viohalco SA	26,609	147,543
What’s Cooking BV	153	11,324
X-Fab Silicon Foundries SE (a)	14,349	148,068

		7,672,202

Cambodia—0.0%
NagaCorp Ltd. (a)	254,719	122,014

Canada—11.3%
5N Plus, Inc. (a)	33,732	86,922
Acadian Timber Corp.	3,800	48,484
Advantage Energy Ltd. (a)	47,525	324,356
Aecon Group, Inc.	17,346	144,949
Africa Oil Corp.	19,796	39,789
Ag Growth International, Inc. (d)	5,820	228,129
AGF Management Ltd. - Class B	16,613	87,453
Aimia, Inc. (a)(d)	24,635	55,863
AirBoss of America Corp. (d)	3,761	12,101

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Alamos Gold, Inc. - Class A	104,442	$1,178,024
Alaris Equity Partners Income (d)	5,355	54,210
Algoma Central Corp. (d)	4,710	51,045
Altius Minerals Corp. (d)	12,660	204,685
Altus Group Ltd. (d)	11,988	415,001
Americas Gold & Silver Corp. (a)(d)	4,400	1,571
Amerigo Resources Ltd.	35,000	32,726
Andlauer Healthcare Group, Inc. (d)	2,269	69,043
Andrew Peller Ltd. - Class A	11,417	35,388
Aritzia, Inc. (a)(d)	24,317	423,052
Ascot Resources Ltd. (a)(d)	16,500	4,555
Atco Ltd. - Class I	19,446	492,503
Athabasca Oil Corp. (a)(d)	144,824	463,821
ATS Corp. (a)(d)	23,133	986,122
Aurora Cannabis, Inc. (a)	8,729	5,106
AutoCanada, Inc. (a)(d)	6,228	111,331
B2Gold Corp. (d)	222,725	643,675
B2Gold Corp.	68,026	195,326
Badger Infrastructure Solution	9,962	254,432
Ballard Power Systems, Inc. (a)(d)	37,678	138,278
Baytex Energy Corp.	128,647	567,344
Birchcliff Energy Ltd. (d)	68,088	388,000
Bird Construction, Inc.	18,612	141,003
Black Diamond Group Ltd. (d)	19,812	105,022
BlackBerry Ltd. (a)	94,859	446,786
BMTC Group, Inc.	5,387	51,560
Bombardier, Inc. - Class A (a)	584	20,393
Bombardier, Inc. - Class B (a)(d)	20,573	717,348
Boralex, Inc. - Class A (d)	25,118	539,623
Boyd Group Services, Inc. (d)	5,283	939,446
Bridgemarq Real Estate Services	3,500	32,881
Brookfield Infrastructure Corp. - Class A	3,980	140,710
Calian Group Ltd.	2,846	106,925
Canaccord Genuity Group, Inc.	30,012	178,094
Canada Goose Holdings, Inc. (a)(d)	14,525	212,965
Canadian Western Bank (d)	24,440	506,344
Canfor Corp. (a)	15,511	192,653
Canfor Pulp Products, Inc. (a)	11,097	16,177
Capital Power Corp. (d)	31,332	874,735
Capstone Copper Corp. (a)	122,839	520,930
Cardinal Energy Ltd. (d)	32,459	176,843
Cascades, Inc.	22,326	201,686
Celestica, Inc. (a)(d)	27,693	677,722
Centerra Gold, Inc.	50,985	249,248
CES Energy Solutions Corp. (d)	73,142	207,323
CI Financial Corp. (d)	47,012	535,104
Clairvest Group, Inc.	200	11,338
Cogeco Communications, Inc. (d)	3,980	184,224
Cogeco, Inc.	1,609	58,366
Colliers International Group, Inc.	4,312	410,707
Computer Modelling Group Ltd.	28,920	180,983
Corby Spirit & Wine Ltd. (d)	3,957	42,097
Corus Entertainment, Inc. - B Shares (d)	61,870	46,918
Crescent Point Energy Corp. (d)	149,673	1,241,398
Crew Energy, Inc. (a)	41,970	180,147
Cronos Group, Inc. (a)	15,221	30,442
Definity Financial Corp.	6,357	175,511

Canada—(Continued)
Denison Mines Corp. (a)	181,271	297,614
Dexterra Group, Inc.	11,442	48,186
Doman Building Materials Group Ltd.	19,304	104,888
Dorel Industries, Inc. - Class B (a)(d)	8,626	36,771
DREAM Unlimited Corp. - Class A	6,072	82,167
Dundee Precious Metals, Inc.	45,872	283,692
Dye & Durham Ltd.	2,329	22,788
E-L Financial Corp. Ltd.	677	444,106
ECN Capital Corp. (d)	39,318	66,579
Eldorado Gold Corp. (a)(d)	51,016	455,228
Endeavour Silver Corp. (a)(d)	34,348	83,958
Enerflex Ltd.	29,289	168,197
Enerplus Corp. (d)	61,554	1,083,295
Enghouse Systems Ltd.	12,678	279,835
Ensign Energy Services, Inc. (a)	39,626	95,108
EQB, Inc. (d)	8,098	449,541
Equinox Gold Corp. (a)(d)	56,499	238,244
ERO Copper Corp. (a)(d)	13,490	232,605
Evertz Technologies Ltd.	8,149	74,995
Exchange Income Corp. (d)	5,351	176,653
Exco Technologies Ltd. (d)	7,732	42,296
Extendicare, Inc.	23,362	104,404
Fiera Capital Corp. (d)	22,157	91,679
Finning International, Inc.	38,632	1,139,406
Firm Capital Mortgage Investment Corp.	9,574	69,642
First Majestic Silver Corp. (d)	54,590	279,787
First Mining Gold Corp. (a)(d)	50,000	5,154
First National Financial Corp.	4,907	128,794
Fission Uranium Corp. (a)(d)	114,725	77,708
Fortuna Silver Mines, Inc. (a)(d)	79,418	216,342
Freehold Royalties Ltd. (d)	35,012	378,926
Galiano Gold, Inc. (a)(d)	23,027	13,732
Gamehost, Inc.	4,952	32,813
GDI Integrated Facility Services, Inc. (a)	3,200	90,705
Gibson Energy, Inc. (d)	40,325	576,856
goeasy Ltd.	3,895	305,779
GoGold Resources, Inc. (a)(d)	28,473	25,365
GoldMoney, Inc. (a)(d)	2,199	12,385
Guardian Capital Group Ltd. - Class A	5,200	164,624
Hanfeng Evergreen, Inc. (a)(b)(c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	253,142
Heroux-Devtek, Inc. (a)	9,253	109,135
High Liner Foods, Inc.	6,007	48,649
HudBay Minerals, Inc. (d)	84,922	413,278
IAMGOLD Corp. (a)(d)	118,555	255,745
Imperial Metals Corp. (a)(d)	19,966	32,413
Information Services Corp.	2,900	47,186
Innergex Renewable Energy, Inc. (d)	35,108	262,874
InPlay Oil Corp.	5,900	12,032
Interfor Corp. (a)	13,232	196,300
International Petroleum Corp. (a)	17,308	166,041
International Tower Hill Mines Ltd. (a)	21,604	7,714
Invesque, Inc. (a)	9,800	3,871
Jamieson Wellness, Inc. (d)	12,357	221,712
Journey Energy, Inc. (a)	100	401
K-Bro Linen, Inc.	3,219	75,246
K92 Mining, Inc. (a)(d)	27,548	117,027

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Karora Resources, Inc. (a)(d)	28,791	$81,185
Kelt Exploration Ltd. (a)(d)	46,751	249,545
Keyera Corp. (d)	3,390	79,593
Kinaxis, Inc. (a)	1,175	132,514
Knight Therapeutics, Inc. (a)	23,952	79,355
KP Tissue, Inc. (d)	1,400	10,173
Labrador Iron Ore Royalty Corp. (d)	16,600	392,925
Largo, Inc. (a)(d)	8,317	23,575
Lassonde Industries, Inc. - Class A	900	83,516
Laurentian Bank of Canada (d)	11,504	256,379
Leon’s Furniture Ltd.	7,239	98,172
Lightspeed Commerce, Inc. (a)	31,413	440,724
Lightstream Resources Ltd. (a)(b)(c)	108,373	0
Linamar Corp.	11,544	556,101
Logan Energy Corp. (a)(d)	8,450	6,283
Logistec Corp. - Class B	600	26,752
Lucara Diamond Corp. (a)(d)	110,136	31,624
Lundin Gold, Inc.	11,400	127,996
MAG Silver Corp. (a)	7,165	74,301
Magellan Aerospace Corp.	5,794	32,335
Mainstreet Equity Corp. (a)	1,561	152,853
Major Drilling Group International, Inc. (a)	22,977	139,900
Manitok Energy, Inc. (a)(b)(c)	122	0
Maple Leaf Foods, Inc. (d)	21,240	408,146
Martinrea International, Inc.	23,101	212,769
Maxim Power Corp. (a)	2,800	9,400
MDF Commerce, Inc. (a)	4,176	12,698
Medical Facilities Corp.	9,161	63,805
MEG Energy Corp. (a)	56,694	1,103,201
Melcor Developments Ltd. (d)	3,120	28,116
Methanex Corp.	1,300	58,585
Methanex Corp. (d)	14,040	632,502
Morguard Corp.	1,400	104,620
Mountain Province Diamonds, Inc. (a)	1,600	424
MTY Food Group, Inc.	5,720	244,340
Mullen Group Ltd.	23,154	228,770
Neo Performance Materials, Inc. (d)	4,300	25,422
New Gold, Inc. (a)	172,247	158,519
NFI Group, Inc. (a)(d)	13,975	132,934
North American Construction Group Ltd.	10,441	226,231
North West Co., Inc. (d)	13,971	351,782
Nuvei Corp.	5,221	78,315
NuVista Energy Ltd. (a)	47,717	456,706
Obsidian Energy Ltd. (a)	5,354	44,010
Onex Corp. (d)	6,670	392,024
Organigram Holdings, Inc. (a)	9,249	12,209
Orla Mining Ltd. (a)	25,466	90,914
Osisko Gold Royalties Ltd. (d)	42,731	501,828
Osisko Mining, Inc. (a)	54,809	99,268
Paramount Resources Ltd. - Class A	19,290	458,018
Parex Resources, Inc.	30,059	564,111
Park Lawn Corp.	8,256	113,545
Parkland Corp.	40,366	1,180,741
Pason Systems, Inc.	24,116	239,340
Peyto Exploration & Development Corp. (d)	48,991	493,787
PHX Energy Services Corp.	12,350	70,468
Pizza Pizza Royalty Corp. (d)	6,998	71,204

Canada—(Continued)
Polaris Renewable Energy, Inc.	5,300	55,331
Pollard Banknote Ltd.	2,690	49,314
PolyMet Mining Corp. (a)(d)	3,835	7,990
PrairieSky Royalty Ltd.	56,452	1,037,395
Precision Drilling Corp. (a)	3,394	227,416
Premium Brands Holdings Corp. (d)	11,855	830,046
Primo Water Corp. (d)	42,105	581,550
Pulse Seismic, Inc. (d)	13,500	18,686
Quarterhill, Inc. (d)	37,345	40,143
Questerre Energy Corp. - Class A (a)(d)	83,569	12,613
Real Matters, Inc. (a)(d)	16,705	76,253
RF Capital Group, Inc. (a)(d)	1,730	6,534
Richelieu Hardware Ltd. (d)	14,790	433,165
Rogers Sugar, Inc. (d)	32,139	127,539
Russel Metals, Inc. (d)	18,222	510,068
Savaria Corp. (d)	10,600	110,741
Seabridge Gold, Inc. (a)	12,210	128,816
Secure Energy Services, Inc.	69,364	380,972
Shawcor Ltd. (a)	21,791	254,930
Sienna Senior Living, Inc. (d)	22,176	174,534
SilverCrest Metals, Inc. (a)	11,918	52,618
Sleep Country Canada Holdings, Inc.	10,704	183,385
SNC-Lavalin Group, Inc. (d)	45,239	1,509,132
SNDL, Inc. (a)	11,204	21,288
Spartan Delta Corp. (d)	4,225	12,598
Spin Master Corp.	8,748	219,948
Sprott, Inc.	6,042	184,029
SSR Mining, Inc. (d)	52,693	699,858
Stelco Holdings, Inc.	9,844	272,001
Stella-Jones, Inc. (d)	16,794	807,645
Steppe Gold Ltd. (a)(d)	6,300	2,876
SunOpta, Inc. (a)	19,092	64,097
Superior Plus Corp. (d)	46,786	353,414
Surge Energy, Inc. (d)	12,100	82,493
Tamarack Valley Energy Ltd. (d)	85,898	246,643
Taseko Mines Ltd. (a)(d)	93,786	117,384
TECSYS, Inc.	172	3,546
TerraVest Industries, Inc.	1,600	44,763
Tidewater Midstream & Infrastructure Ltd. (d)	79,200	60,060
Timbercreek Financial Corp. (d)	21,651	107,757
Topaz Energy Corp.	5,815	91,747
Torex Gold Resources, Inc. (a)	22,294	231,927
Total Energy Services, Inc.	11,886	81,909
TransAlta Corp. (d)	61,878	538,941
TransAlta Renewables, Inc.	28,608	258,857
Transcontinental, Inc. - Class A	19,220	161,458
Trevali Mining Corp. (a)(b)(c)	9,060	0
Trican Well Service Ltd. (d)	66,213	226,682
Tricon Residential, Inc. (d)	63,428	468,851
Triple Flag Precious Metals Corp.	3,866	50,560
Trisura Group Ltd. (a)(d)	10,823	240,086
Vecima Networks, Inc.	2,500	32,836
Vermilion Energy, Inc. (d)	44,554	651,684
VersaBank (d)	2,000	15,682
Wajax Corp.	7,185	148,858
Wesdome Gold Mines Ltd. (a)(d)	43,307	226,060
Western Forest Products, Inc. (d)	105,262	63,549

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Westshore Terminals Investment Corp. (d)	14,870	$275,778
Whitecap Resources, Inc. (d)	51,977	438,930
WildBrain Ltd. (a)(d)	49,540	53,981
Winpak Ltd.	8,452	240,383
Yellow Pages Ltd. (d)	4,891	44,184
Zenith Capital Corp. (a)(b)(c)	12,830	1,411

		55,399,027

China—0.2%
AustAsia Group Ltd. (a)	19,734	4,429
Bund Center Investment Ltd.	107,700	35,153
China Gold International Resources Corp. Ltd. (d)	79,013	336,238
China Sunsine Chemical Holdings Ltd.	70,000	20,940
CITIC Telecom International Holdings Ltd.	438,000	173,316
First Sponsor Group Ltd.	9,490	8,469
Fountain SET Holdings Ltd. (a)	280,000	14,300
Guotai Junan International Holdings Ltd.	806,600	62,606
KRP Development Holdings Ltd.	35,000	4,104
Neo-Neon Holdings Ltd. (a)	322,500	17,085
SITC International Holdings Co. Ltd.	112,000	188,022
Theme International Holdings Ltd. (a)	170,000	14,033
TI Fluid Systems PLC	24,645	36,889

		915,584

Colombia—0.1%
Canacol Energy Ltd.	7,932	62,662
Frontera Energy Corp. (a)	10,147	80,309
Gran Tierra Energy, Inc. (a)(d)	11,221	77,822

		220,793

Denmark—2.4%
ALK-Abello AS (a)(d)	35,460	397,348
Alm Brand AS	214,470	321,914
Ambu AS - Class B (a)	20,043	208,494
Bang & Olufsen AS (a)	30,627	37,401
Bavarian Nordic AS (a)(d)	19,123	429,144
Better Collective AS (a)	4,469	100,246
Brodrene Hartmann AS (a)	653	30,426
cBrain AS	939	26,529
Chemometec AS (a)(d)	3,943	186,653
Columbus AS (d)	20,865	18,983
D/S Norden AS	5,677	316,069
Dfds AS	9,415	310,627
FLSmidth & Co. AS	12,789	578,167
GN Store Nord AS (a)	19,401	348,098
H Lundbeck AS	42,029	226,654
H+H International AS - Class B (a)	4,441	44,927
Harboes Bryggeri AS - Class B (a)	1,454	14,876
ISS AS	36,366	558,077
Jeudan AS	2,360	79,951
Jyske Bank AS (a)	11,298	825,590
Matas AS	9,436	130,276
Netcompany Group AS (a)(d)	7,774	294,065
Nilfisk Holding AS (a)	3,340	58,531
NKT AS (a)	13,077	683,995

Denmark—(Continued)
NNIT AS (a)(d)	2,656	31,766
North Media AS	679	5,576
NTG Nordic Transport Group AS - Class A (a)	2,706	138,577
Parken Sport & Entertainment AS	2,351	41,648
Per Aarsleff Holding AS	5,304	242,823
Ringkjoebing Landbobank AS	6,894	996,310
Rockwool AS - B Shares	662	159,724
Royal Unibrew AS	13,170	1,014,070
RTX AS (a)(d)	2,486	29,452
Scandinavian Tobacco Group AS - Class A	14,284	217,663
Schouw & Co. AS	3,487	232,454
Solar AS - B Shares	1,534	103,264
SP Group AS	716	20,571
Spar Nord Bank AS	20,052	310,943
Sparekassen Sjaelland-Fyn AS	1,358	37,967
Sydbank AS	16,079	765,633
TCM Group AS (a)	502	3,530
Tivoli AS (d)	844	85,651
Topdanmark AS	11,821	513,817
UIE PLC	6,060	151,558
Vestjysk Bank AS (d)	23,730	13,618
Zealand Pharma AS (a)	8,958	387,495

		11,731,151

Faeroe Islands—0.0%
BankNordik P	1,109	25,969

Finland—2.1%
Aktia Bank Oyj	14,048	135,127
Alma Media Oyj	10,487	99,960
Anora Group Oyj	1,398	6,623
Apetit Oyj	1,205	15,279
Aspo Oyj	7,386	46,622
Atria Oyj	3,290	36,809
Bittium Oyj (d)	8,034	31,487
Cargotec Oyj - B Shares	10,212	429,227
Caverion Oyj	7,550	68,739
Citycon Oyj (a)	21,486	120,534
Digia Oyj	6,625	38,337
Enento Group Oyj	3,892	87,212
eQ Oyj	382	7,054
F-Secure Oyj	26,373	48,549
Finnair Oyj (a)	272,008	148,335
Fiskars Oyj Abp	6,971	128,499
Harvia Oyj (d)	2,955	79,784
HKScan Oyj - A Shares (a)	6,704	5,246
Huhtamaki Oyj	22,314	734,023
Ilkka Oyj	5,725	19,108
Kamux Corp.	4,328	25,422
Kemira Oyj	28,282	440,189
Kesko Oyj - A Shares	1,271	23,263
Kesko Oyj - B Shares	7,578	135,551
Kojamo Oyj	26,601	234,646
Konecranes Oyj	16,247	538,370
Lassila & Tikanoja Oyj	8,464	87,138
Marimekko Oyj	1,890	21,040

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Metsa Board Oyj - Class B (d)	38,917	$312,103
Musti Group Oyj (a)	5,196	98,506
Nokian Renkaat Oyj	31,881	250,850
Olvi Oyj - A Shares	4,019	127,999
Oriola Oyj	4,196	5,051
Oriola Oyj - B Shares	32,135	31,614
Orion Oyj - Class A	7,027	275,437
Orion Oyj - Class B	14,294	561,449
Outokumpu Oyj	95,330	399,444
Ponsse Oyj	3,208	88,688
QT Group Oyj (a)	2,738	150,085
Raisio Oyj - V Shares	35,039	76,520
Rapala VMC Oyj	8,902	28,989
Revenio Group Oyj	5,309	114,751
Sanoma Oyj	20,268	149,050
Stockmann Oyj Abp - B Shares (a)	3,752	9,455
Talenom Oyj (d)	2,085	11,989
Teleste Oyj (a)	2,149	7,401
Terveystalo Oyj	14,772	117,926
TietoEVRY Oyj	22,579	507,171
Tokmanni Group Corp.	13,877	192,873
Uponor Oyj	17,933	539,476
Vaisala Oyj - A Shares	5,709	200,251
Valmet Oyj (d)	43,848	1,000,322
Wartsila Oyj Abp	93,038	1,054,611
WithSecure Oyj (a)	26,373	28,681
YIT Oyj (d)	36,175	83,044

		10,215,909

France—4.7%
ABC arbitrage	2,865	17,567
AKWEL	2,629	44,361
ALD SA	29,256	225,860
Altamir (d)	7,426	196,310
Alten SA	6,873	902,098
Arkema SA	3,897	384,274
Assystem SA	1,779	74,518
Atos SE (a)(d)	18,990	132,069
Aubay	803	32,811
Axway Software SA	2,132	52,050
Bastide le Confort Medical (a)(d)	938	25,188
Beneteau SA	12,842	155,432
Bigben Interactive (a)(d)	4,507	15,048
Boiron SA	1,382	78,472
Bonduelle SCA	4,120	45,980
Catana Group (d)	2,793	17,651
CBo Territoria	2,864	10,658
Cegedim SA (a)	2,295	44,302
CGG SA (a)	189,243	133,981
Chargeurs SA (d)	5,575	47,362
Cie des Alpes	6,924	95,018
Cie Plastic Omnium SE	15,132	246,080
Clariane SE (d)	19,303	116,201
Coface SA	31,535	402,609
Derichebourg SA	22,712	114,232
Ekinops SAS (a)	1,670	10,405

France—(Continued)
Electricite de Strasbourg SA (d)	329	33,415
Elior Group SA (a)(d)	29,385	59,994
Elis SA	50,853	894,916
Equasens	582	44,810
Eramet SA (d)	2,619	200,647
Esso SA Francaise (d)	753	48,728
Etablissements Maurel et Prom SA	12,067	62,358
Eurazeo SE	9,383	558,951
Eutelsat Communications SA (d)	47,151	278,023
Exel Industries - A Shares	618	30,251
Fnac Darty SA (d)	4,195	102,741
Foraco International SA (a)	17,535	24,658
Forvia SE (a)	34,097	703,482
Gaztransport Et Technigaz SA	5,849	718,560
GEA (d)	165	17,097
Genfit SA (a)(d)	3,254	10,767
GL Events	3,124	53,900
Groupe Crit	1,062	78,363
Guerbet (d)	1,201	21,303
Guillemot Corp. (d)	770	4,882
Haulotte Group SA (a)(d)	5,337	16,378
ID Logistics Group (a)	796	209,739
Imerys SA (d)	7,588	224,472
Infotel SA	342	17,943
Interparfums SA	742	41,131
IPSOS	12,147	558,331
Jacquet Metals SACA	2,954	50,176
JCDecaux SE (a)	13,978	236,183
Kaufman & Broad SA	3,970	115,487
La Francaise De L’energie SACA (a)(d)	252	10,964
La Francaise des Jeux SAEM	5,613	182,284
Laurent-Perrier	1,255	158,591
Lectra	2,100	57,165
LISI	1,686	39,580
LNA Sante SA (d)	1,534	40,045
Lumibird (a)(d)	562	8,478
Maisons du Monde SA	7,475	57,432
Manitou BF SA	3,242	77,786
Mersen SA	7,440	297,410
Metropole Television SA	6,596	83,552
Nacon SA (a)(d)	2,928	4,320
Neoen SA	9,011	262,431
Nexans SA	6,166	498,743
Nexity SA (d)	9,433	139,075
NRJ Group	9,690	71,492
Oeneo SA (d)	2,456	36,382
OL Groupe SA (a)(d)	3,273	6,635
Plastiques Du Val De Loire (a)	1,576	4,398
Prodways Group SA (a)(d)	657	1,075
Quadient SA	9,003	181,328
Recylex SA (a)(b)(c)	3,335	0
Rexel SA	53,419	1,195,569
Robertet SA (d)	19	16,208
Rubis SCA	22,814	511,103
Samse SACA	107	18,780
Savencia SA	1,728	98,983
SCOR SE	40,311	1,255,803

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
SEB SA	3,894	$363,352
Seche Environnement SA	1,198	139,432
SMCP SA (a)	1,230	4,976
Societe BIC SA	5,989	395,125
Societe LDC SADIR	211	25,862
Societe pour l’Informatique Industrielle	1,887	93,344
SOITEC (a)	5,577	925,266
Sopra Steria Group SACA	4,352	898,207
SPIE SA	32,434	943,297
Stef SA	1,051	117,801
Sword Group	1,364	52,283
Synergie SE	3,366	104,439
Technip Energies NV	29,181	724,280
Television Francaise	9,749	74,649
Thermador Groupe	1,800	149,847
Tikehau Capital SCA (d)	7,508	165,423
Totalenergies EP Gabon	324	57,863
Trigano SA	2,762	374,116
Ubisoft Entertainment SA (a)(d)	18,776	608,182
Valeo	49,990	856,366
Vallourec SA (a)	36,022	437,857
Vantiva SA (a)(d)	29,526	4,803
Verallia SA	15,618	614,103
Vetoquinol SA	376	31,064
Vicat SA	4,477	137,003
VIEL & Cie SA	4,205	36,618
Virbac SA	1,006	271,907
Voltalia SA (a)	1,924	20,847
Vranken-Pommery Monopole SA	958	16,863
Wavestone	1,052	55,168

		23,054,178

Georgia—0.1%
Bank of Georgia Group PLC	13,336	597,683

Germany—5.7%
1&1 AG	13,083	221,654
7C Solarparken AG	12,415	42,453
Adesso SE (d)	561	60,849
Adtran Networks SE (a)	908	19,247
All for One Group SE	498	20,995
Allgeier SE (d)	2,942	65,937
Amadeus Fire AG	1,153	136,275
Aroundtown SA (a)	11,843	24,677
Atoss Software AG	1,110	229,775
Aurubis AG	9,219	683,444
Auto1 Group SE (a)(d)	9,285	59,461
Basler AG (d)	3,660	37,888
BayWa AG (d)	4,390	156,399
BayWa AG	305	15,656
Bechtle AG	18,311	857,589
Bertrandt AG	2,127	99,224
Bijou Brigitte AG	1,351	48,937
Bilfinger SE	9,729	333,572
Borussia Dortmund GmbH & Co. KGaA (a)	26,685	110,817
CANCOM SE	10,426	278,357

Germany—(Continued)
Ceconomy AG (a)(d)	47,148	99,913
CENIT AG	3,413	47,101
Cewe Stiftung & Co. KGAA	1,828	170,355
CompuGroup Medical SE & Co. KgaA	7,186	281,678
CropEnergies AG	9,235	77,294
CTS Eventim AG & Co. KGaA	12,005	683,227
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	7,364
Dermapharm Holding SE	3,957	163,970
Deutsche Beteiligungs AG	4,577	152,382
Deutsche Pfandbriefbank AG	43,005	305,649
Deutz AG	26,653	117,685
DIC Asset AG (d)	13,461	55,799
Dr Hoenle AG (a)(d)	2,084	39,094
Draegerwerk AG & Co. KGaA	1,062	42,650
Duerr AG	15,842	430,282
DWS Group GmbH & Co. KGaA	1,922	65,417
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,645	158,606
Elmos Semiconductor SE	1,709	115,415
ElringKlinger AG (d)	8,918	55,323
Encavis AG (a)(d)	28,569	402,344
Energiekontor AG (d)	1,621	131,962
EuroEyes International Eye Clinic Ltd. - Class C	10,000	5,990
Evotec SE (a)	6,989	139,680
Fielmann Group AG	6,684	288,871
flatexDEGIRO AG (a)	7,334	64,308
FORTEC Elektronik AG	253	6,795
Fraport AG Frankfurt Airport Services Worldwide (a)	8,815	468,208
Freenet AG	33,937	796,083
FUCHS SE	8,457	271,299
GEA Group AG	11,132	411,471
Gerresheimer AG	9,767	1,026,141
Gesco SE	2,953	65,848
GFT Technologies SE	5,130	143,072
Grand City Properties SA (a)	31,748	300,190
GRENKE AG	1,003	21,942
H&R GmbH & Co. KGaA	4,195	21,391
Hamburger Hafen und Logistik AG	8,624	153,387
Hawesko Holding SE	223	8,389
Heidelberger Druckmaschinen AG (a)	84,200	107,738
HelloFresh SE (a)(d)	25,428	760,269
Hensoldt AG	8,436	248,878
HOCHTIEF AG	5,762	583,118
Hornbach Holding AG & Co. KGaA	2,658	169,840
Hugo Boss AG	19,116	1,210,192
Hypoport SE (a)(d)	381	51,645
Indus Holding AG (d)	6,490	138,078
Init Innovation in Traffic Systems SE	1,794	45,522
Instone Real Estate Group SE	9,568	59,372
IVU Traffic Technologies AG	1,432	20,410
Jenoptik AG	16,935	429,484
JOST Werke SE	2,840	136,359
K+S AG	39,216	712,731
KION Group AG	7,000	269,689
Kloeckner & Co. SE (d)	21,296	217,437
Knaus Tabbert AG	160	8,801
Koenig & Bauer AG (a)(d)	4,373	64,808

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Krones AG	4,577	$471,842
KSB SE & Co. KGaA	82	58,885
KWS Saat SE & Co. KGaA (d)	3,725	218,933
LANXESS AG	22,664	576,668
LEG Immobilien SE (a)	8,492	586,607
Leifheit AG	2,964	56,688
Manz AG (a)(d)	1,272	18,665
Medigene AG (a)(d)	2,446	4,497
METRO AG (a)(d)	25,342	174,981
MLP SE (d)	22,156	112,808
Nagarro SE (a)(d)	2,942	213,456
Nemetschek SE	2,763	168,816
New Work SE	895	93,584
Nexus AG (d)	955	52,194
Norma Group SE	10,781	199,987
OHB SE	1,607	72,644
Patrizia SE	15,140	120,317
Pfeiffer Vacuum Technology AG (d)	1,244	192,522
PNE AG (d)	7,726	107,259
ProSiebenSat.1 Media SE (d)	48,302	327,106
PSI Software SE (d)	2,987	77,539
PVA TePla AG (a)	3,712	60,373
PWO AG	822	25,368
q.beyond AG (a)	24,973	17,536
R Stahl AG (a)	1,594	40,758
Rational AG	108	68,376
SAF-Holland SE	9,928	127,993
Salzgitter AG (d)	9,620	254,743
Scout24 SE	1,244	86,383
Secunet Security Networks AG (d)	391	83,072
SGL Carbon SE (a)(d)	8,945	62,464
Siltronic AG	4,688	400,978
Sirius Real Estate Ltd.	213,438	223,719
Sixt SE (d)	4,289	397,940
SMA Solar Technology AG (a)	2,279	147,944
Softwareone Holding AG	16,598	328,478
Stabilus SE	6,982	390,853
STRATEC SE (d)	1,280	59,870
Stroeer SE & Co. KGaA	8,363	372,314
Suedzucker AG	21,506	320,100
SUESS MicroTec SE	6,216	143,848
Surteco Group SE	2,209	39,620
Synlab AG (d)	2,964	31,617
TAG Immobilien AG (a)	52,366	549,752
Takkt AG	10,920	148,234
TeamViewer SE (a)	34,398	579,845
Technotrans SE	2,191	38,640
ThyssenKrupp AG	116,223	887,584
TUI AG (a)	4,243	23,277
United Internet AG	4,445	95,240
VERBIO Vereinigte BioEnergie AG (d)	6,932	279,043
Vitesco Technologies Group AG - Class A (a)	2,649	215,161
Vossloh AG	3,146	131,380
Wacker Chemie AG	1,491	213,903
Wacker Neuson SE	8,944	182,419
Washtec AG	3,673	130,087
Westwing Group SE (a)	1,155	11,010

Germany—(Continued)
Wuestenrot & Wuerttembergische AG	4,932	75,500
Zeal Network SE	1,619	54,005

		27,739,577

Ghana—0.0%
Tullow Oil PLC (a)(d)	415,488	174,621

Greece—0.0%
Okeanis Eco Tankers Corp. (a)	1,254	32,308

Greenland—0.0%
GronlandsBANKEN AS	140	12,493

Guernsey, Channel Islands—0.0%
Raven Property Group Ltd. (a)(b)(c)	112,611	0

Hong Kong—1.9%
Aceso Life Science Group Ltd. (a)	1,001,000	19,685
Aeon Credit Service Asia Co. Ltd.	44,000	31,539
Aidigong Maternal & Child Health Ltd. (a)	180,000	6,774
Allied Group Ltd.	382,000	74,538
APAC Resources Ltd.	84,990	11,504
Apollo Future Mobility Group Ltd. (a)	348,000	2,671
Applied Development Holdings Ltd. (a)	150,000	1,379
Asia Financial Holdings Ltd.	88,000	35,960
Asia Standard International Group Ltd. (a)	296,000	17,025
ASMPT Ltd.	62,100	554,633
Associated International Hotels Ltd.	14,000	12,765
Bank of East Asia Ltd.	93,223	115,338
Bel Global Resources Holdings Ltd. (a)(b)(c)	520,000	0
BOCOM International Holdings Co. Ltd. (a)	117,000	5,077
Brightoil Petroleum Holdings Ltd. (a)(b)(c)	591,000	0
Build King Holdings Ltd.	160,000	23,895
Burwill Holdings Ltd. (a)(b)(c)	1,566,000	0
C-Mer Eye Care Holdings Ltd. (a)	74,000	35,963
Cadeler AS (a)	3,200	10,887
Cafe de Coral Holdings Ltd.	94,000	101,679
Century City International Holdings Ltd. (a)	616,000	20,805
Chen Hsong Holdings	150,000	29,224
Cheuk Nang Holdings Ltd.	108,566	23,291
Chevalier International Holdings Ltd.	75,139	54,500
China Baoli Technologies Holdings Ltd. (a)	2,850	210
China Best Group Holding Ltd. (a)	63,000	1,542
China Energy Development Holdings Ltd. (a)	3,376,000	37,061
China Motor Bus Co. Ltd.	4,800	38,698
China Solar (a)(b)(c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	37,181
Chinese Estates Holdings Ltd. (a)	151,000	30,236
Chinney Investments Ltd.	8,000	1,052
Chow Sang Sang Holdings International Ltd.	94,000	115,741
Chuang’s China Investments Ltd. (a)	511,500	11,068
Chuang’s Consortium International Ltd. (a)	382,357	22,947
CK Life Sciences International Holdings, Inc.	304,000	27,103
CMBC Capital Holdings Ltd. (a)	19,000	1,663
CNT Group Ltd.	246,000	9,581
Convenience Retail Asia Ltd.	36,000	3,116

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Convoy, Inc. (a)(b)(c)	1,314,000	$5,252
Cowell e Holdings, Inc. (a)(d)	39,000	77,630
Crystal International Group Ltd.	29,500	9,311
CSC Holdings Ltd. (a)	4,927,500	18,794
CSI Properties Ltd.	2,274,023	32,819
Dah Sing Banking Group Ltd.	112,271	74,050
Dah Sing Financial Holdings Ltd.	41,460	87,549
Dickson Concepts International Ltd.	87,500	44,840
DMX Technologies Group Ltd. (a)(b)(c)	186,000	0
Dynamic Holdings Ltd.	20,000	25,223
Eagle Nice International Holdings Ltd.	80,000	44,905
EC Healthcare	59,000	22,675
EcoGreen International Group Ltd. (a)(b)(c)	118,800	5,405
Emperor International Holdings Ltd.	529,250	30,199
Emperor Watch & Jewellery Ltd.	1,520,000	33,925
ENM Holdings Ltd. (a)	412,000	16,835
Esprit Holdings Ltd. (a)(d)	504,275	20,596
Fairwood Holdings Ltd.	26,500	34,834
Far East Consortium International Ltd.	360,687	74,271
First Pacific Co. Ltd.	570,000	225,152
Fosun Tourism Group (a)	14,400	13,592
G-Resources Group Ltd.	123,180	27,738
Genting Hong Kong Ltd. (a) (b) (c)	327,000	3,249
Get Nice Financial Group Ltd.	104,000	8,935
Giordano International Ltd.	322,000	102,419
Glorious Sun Enterprises Ltd.	393,000	42,164
Gold Fin Holdings (a)(b)(c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	17,601
Golden Resources Development International Ltd.	264,000	21,251
Good Resources Holdings, Ltd. (a)(b)(c)	420,000	0
GR Life Style Company Ltd. (a)	82,000	7,972
Great Eagle Holdings Ltd.	49,491	84,049
Guoco Group Ltd.	1,000	7,420
Haitong International Securities Group Ltd. (a)(b)(c)	680,117	61,433
Hang Lung Group Ltd.	176,000	246,798
Hanison Construction Holdings Ltd.	148,009	18,112
Harbour Centre Development Ltd. (a)	88,000	80,460
HK Electric Investments & HK Electric Investments Ltd.	167,000	95,622
HKBN Ltd.	167,500	68,235
HKR International Ltd.	343,680	72,645
Hon Kwok Land Investment Co. Ltd.	140,000	30,004
Hong Kong Economic Times Holdings Ltd.	50,000	6,502
Hong Kong Ferry Holdings Co. Ltd.	39,000	23,020
Hong Kong Technology Venture Co. Ltd. (a)	96,000	36,957
Hongkong & Shanghai Hotels Ltd. (a)	95,902	76,762
Hongkong Chinese Ltd.	510,000	27,087
Hsin Chong Group Holdings Ltd. (a)(b)(c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	34,725
Hutchison Port Holdings Trust	1,123,200	193,031
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	50,035
Hysan Development Co. Ltd.	139,000	267,733
Imagi International Holdings Ltd. (a)	18,112	5,821
International Housewares Retail Co. Ltd.	105,000	30,636
IPE Group Ltd. (a)	285,000	19,289
IRC Ltd. (a)	936,000	10,832
ITC Properties Group Ltd. (a)	182,746	17,225
Jacobson Pharma Corp. Ltd.	90,000	7,849
Johnson Electric Holdings Ltd.	88,873	109,234

Hong Kong—(Continued)
K Wah International Holdings Ltd.	172,000	48,395
Kader Holdings Co. Ltd. (a)	104,000	5,379
Karrie International Holdings Ltd.	140,000	9,803
Keck Seng Investments Hong Kong Ltd.	72,000	18,572
Kerry Logistics Network Ltd.	88,500	78,984
Kerry Properties Ltd.	127,000	215,955
Kingmaker Footwear Holdings Ltd.	102,000	11,592
Kowloon Development Co. Ltd.	124,000	108,466
Lai Sun Development Co. Ltd. (a)	111,919	14,509
Lai Sun Garment International Ltd. (a)	194,634	25,849
Lam Soon Hong Kong Ltd.	15,000	15,324
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	207,000	20,086
Lerthai Group Ltd. (a)(b)(c)	18,000	0
Lippo China Resources Ltd.	210,600	32,757
Lippo Ltd. (a)	122,000	19,162
Liu Chong Hing Investment Ltd.	78,000	53,569
Luk Fook Holdings International Ltd.	81,000	210,406
Lung Kee Bermuda Holdings	90,000	17,899
Magnificent Hotel Investment Ltd. (a)	1,310,000	15,056
Man Wah Holdings Ltd.	240,800	167,787
Mandarin Oriental International Ltd.	67,000	110,491
Mason Group Holdings Ltd. (a)	7,685,000	31,443
Matrix Holdings Ltd.	36,000	11,263
MH Development NPV (a)(b)(c)	124,000	0
Midland Holdings Ltd. (a)	178,010	13,804
Miramar Hotel & Investment	51,000	68,033
Modern Dental Group Ltd.	79,000	32,270
Nameson Holdings Ltd.	130,000	7,246
National Electronics Holdings	182,600	18,188
New World Development Co. Ltd.	17,000	32,992
NewOcean Energy Holdings Ltd. (a)(b)(c)	398,000	356
Nissin Foods Co. Ltd.	47,000	35,946
NWS Holdings Ltd.	279,000	317,756
Oriental Watch Holdings	96,484	47,625
Oshidori International Holdings Ltd. (a)	1,068,000	30,161
Pacific Andes International Holdings Ltd. (a)(b)(c)	1,819,984	0
Pacific Basin Shipping Ltd.	1,125,000	322,404
Pacific Century Premium Developments Ltd. (a)	49,788	1,783
Pacific Textiles Holdings Ltd.	266,000	54,673
Paliburg Holdings Ltd. (a)	208,000	26,927
Paradise Entertainment Ltd. (a)	168,000	26,254
PC Partner Group Ltd.	54,000	21,087
PCCW Ltd.	576,582	262,244
Perfect Medical Health Management Ltd.	108,000	51,899
Pico Far East Holdings Ltd.	252,000	46,717
Playmates Holdings Ltd.	460,000	34,657
PT International Development Co. Ltd. (a)	279,000	2,287
Public Financial Holdings Ltd.	166,000	38,960
Realord Group Holdings Ltd. (a)	20,000	14,226
Regal Hotels International Holdings Ltd. (a)	126,000	44,246
Regina Miracle International Holdings Ltd.	71,000	22,998
Samson Holding Ltd.	146,000	4,158
SAS Dragon Holdings Ltd.	140,000	60,784
SEA Holdings Ltd.	63,896	11,913
Shangri-La Asia Ltd. (a)	234,000	159,167
Shun Ho Property Investments Ltd. (a)	21,615	2,677

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Shun Tak Holdings Ltd. (a)	379,500	$54,937
Singamas Container Holdings Ltd.	506,000	35,333
SmarTone Telecommunications Holdings Ltd.	107,888	54,667
Soundwill Holdings Ltd.	41,500	31,336
South China Holdings Co. Ltd. (a)	1,240,000	5,859
Stella International Holdings Ltd.	141,000	141,314
Sun Hung Kai & Co. Ltd.	153,440	52,643
SUNeVision Holdings Ltd.	176,000	72,614
TAI Cheung Holdings Ltd.	192,000	80,999
Tan Chong International Ltd.	63,000	12,148
Tao Heung Holdings Ltd.	204,000	19,795
Television Broadcasts Ltd. (a)	97,700	39,863
Texwinca Holdings Ltd.	236,000	32,532
Tradelink Electronic Commerce Ltd.	256,000	28,790
Transport International Holdings Ltd.	65,760	82,531
United Laboratories International Holdings Ltd.	241,000	243,801
Up Energy Development Group Ltd. (a)(b)(c)	92,000	0
Upbest Group Ltd.	16,000	1,246
Value Partners Group Ltd.	215,000	67,379
Valuetronics Holdings Ltd.	89,790	34,509
Vedan International Holdings Ltd.	296,000	16,064
Vitasoy International Holdings Ltd. (d)	162,000	195,759
VPower Group International Holdings Ltd. (a)	53,251	4,525
VSTECS Holdings Ltd.	169,200	94,904
VTech Holdings Ltd.	42,200	252,648
Wai Kee Holdings Ltd. (a)	54,000	8,562
Wang On Group Ltd.	2,200,000	12,972
Wealthking Investments Ltd. (a)	284,000	5,460
Wing On Co. International Ltd.	46,000	71,547
Wing Tai Properties Ltd.	176,000	68,324
Yue Yuen Industrial Holdings Ltd.	164,000	187,935
Yunfeng Financial Group Ltd. (a)	34,000	4,724
Zhaobangji Properties Holdings Ltd. (a)	184,000	5,055

		9,414,993

India—0.0%
RHI Magnesita NV	3,120	105,755

Ireland—0.6%
Bank of Ireland Group PLC	148,777	1,460,933
C&C Group PLC (d)	120,783	204,478
Cairn Homes PLC	89,136	102,878
COSMO Pharmaceuticals NV	1,257	54,786
Dalata Hotel Group PLC	23,703	100,556
FBD Holdings PLC	9,980	128,663
Glanbia PLC	34,593	570,543
Glenveagh Properties PLC (a)	61,605	64,856
Greencore Group PLC (a)	159,206	146,640
Hostelworld Group PLC (a)	8,529	13,170
Irish Continental Group PLC	22,005	103,673
Permanent TSB Group Holdings PLC (a)	15,086	34,311

		2,985,487

Isle of Man—0.0%
Strix Group PLC	40,073	25,803

Israel—1.2%
Abra Information Technologies Ltd. (a)	7,868	6,066
Adgar Investment & Development Ltd.	11,788	13,615
Afcon Holdings Ltd. (a)	771	23,159
AFI Properties Ltd. (a)	3,584	121,758
Africa Israel Residences Ltd.	880	45,735
Airport City Ltd. (a)	1	8
Allot Ltd. (a)	10,216	22,336
Alrov Properties & Lodgings Ltd.	2,314	83,795
Arad Ltd.	2,224	34,963
Ashtrom Group Ltd.	0	3
AudioCodes Ltd.	5,714	57,765
Aura Investments Ltd.	3,293	7,665
Avgol Industries 1953 Ltd. (a)	27,883	12,239
Azorim-Investment Development & Construction Co. Ltd. (a)	23,193	83,311
Bet Shemesh Engines Holdings 1997 Ltd.	2,139	52,148
BioLine RX Ltd. (a)	1	0
Blue Square Real Estate Ltd.	1,325	75,482
Carasso Motors Ltd.	5,984	25,578
Cellcom Israel Ltd. (a)	24,928	80,527
Ceragon Networks Ltd. (a)	14,799	30,338
Clal Insurance Enterprises Holdings Ltd. (a)	10,582	163,719
Compugen Ltd. (a)	1,588	1,454
Danel Adir Yeoshua Ltd.	1,759	143,676
Delek Automotive Systems Ltd.	12,832	79,094
Delta Galil Ltd.	3,185	123,305
Dor Alon Energy in Israel 1988 Ltd.	2,364	43,349
Electra Consumer Products 1970 Ltd.	1,793	38,221
Electra Real Estate Ltd.	6,750	64,825
Equital Ltd. (a)	5,416	172,268
FMS Enterprises Migun Ltd.	1,295	37,852
Formula Systems 1985 Ltd.	2,715	199,991
Fox Wizel Ltd.	1,176	81,421
Gav-Yam Lands Corp. Ltd.	6,089	38,658
Gilat Satellite Networks Ltd. (a)	9,844	63,758
Globrands Ltd.	93	9,737
Hilan Ltd.	3,895	201,697
IDI Insurance Co. Ltd.	2,662	62,145
IES Holdings Ltd. (a)	569	33,637
Ilex Medical Ltd.	959	17,216
Inrom Construction Industries Ltd.	22,474	69,276
Isracard Ltd.	22,812	94,206
Israel Canada T.R Ltd.	30,064	74,936
Israel Land Development Co. Ltd.	3,950	35,003
Isras Investment Co. Ltd.	541	100,954
Issta Ltd.	1,175	21,528
Kamada Ltd. (a)	7,951	42,790
Kerur Holdings Ltd.	2,088	45,424
Klil Industries Ltd. (a)	315	15,732
Lahav L.R. Real Estate Ltd.	7,734	7,595
Levinstein Properties Ltd.	1,208	21,485
M Yochananof & Sons Ltd.	586	23,813
Magic Software Enterprises Ltd.	5,909	66,892
Malam - Team Ltd.	2,688	44,258
Matrix IT Ltd.	6,643	135,939
Maytronics Ltd.	1	6
Mediterranean Towers Ltd.	28,011	62,814
Mega Or Holdings Ltd. (a)	4,941	88,380

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Mehadrin Ltd. (a)	108	$4,238
Meitav Investment House Ltd.	10,041	37,863
Menora Mivtachim Holdings Ltd.	6,457	150,495
Migdal Insurance & Financial Holdings Ltd.	56,284	68,938
Mivtach Shamir Holdings Ltd. (a)	1,966	50,999
Mizrahi Tefahot Bank Ltd.	1	33
Naphtha Israel Petroleum Corp. Ltd.	12,347	70,713
Nawi Brothers Ltd.	4,888	34,606
Neto Malinda Trading Ltd. (a)	783	9,218
Neto ME Holdings Ltd. (a)	788	13,202
Novolog Ltd.	43,939	20,494
Oil Refineries Ltd.	418,554	138,157
One Software Technologies Ltd.	9,000	113,432
Partner Communications Co. Ltd. (a)	33,663	131,838
Paz Ashdod Refinery Ltd. (a)	2,185	60,435
Paz Oil Co. Ltd. (a)	2,185	180,129
Perion Network Ltd. (a)	5,764	176,641
Plasson Industries Ltd.	1,078	44,735
Plus500 Ltd.	25,321	424,355
Prashkovsky Investments & Construction Ltd.	569	12,602
Priortech Ltd. (a)	2,244	65,870
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,198	125,720
Retailors Ltd.	504	9,912
Sano-Brunos Enterprises Ltd.	46	3,056
Scope Metals Group Ltd. (a)	1,844	57,911
Shikun & Binui Ltd. (a)	1	1
Summit Real Estate Holdings Ltd.	8,001	102,715
Suny Cellular Communication Ltd.	16,495	4,143
Tadiran Group Ltd.	855	60,465
Tel Aviv Stock Exchange Ltd. (a)	12,781	73,403
Telsys Ltd.	402	27,920
Tremor International Ltd. (ADR) (a)(d)	7,429	26,224
Victory Supermarket Chain Ltd.	589	5,167
YH Dimri Construction & Development Ltd.	1,750	113,643

		5,722,818

Italy—4.1%
A2A SpA	383,540	681,781
ACEA SpA (d)	12,264	133,455
Aeffe SpA (a)(d)	11,359	10,469
Amplifon SpA	8,163	241,746
Anima Holding SpA	57,220	239,685
Aquafil SpA (d)	3,537	9,533
Ariston Holding NV	3,301	21,500
Arnoldo Mondadori Editore SpA	41,344	93,392
Ascopiave SpA	19,908	41,718
Avio SpA (a)(d)	6,077	52,164
Azimut Holding SpA	28,124	613,295
Banca Generali SpA	15,246	538,695
Banca IFIS SpA	7,714	133,219
Banca Mediolanum SpA	37,002	315,903
Banca Popolare di Sondrio SPA	137,290	707,290
Banca Profilo SpA (a)(d)	117,883	25,755
Banca Sistema SpA (d)	13,168	15,447
Banco BPM SpA	456,529	2,177,857
Banco di Desio e della Brianza SpA	20,306	70,993
BFF Bank SpA	12,125	121,117

Italy—(Continued)
BPER Banca	310,312	946,531
Brembo SpA	35,796	443,727
Brunello Cucinelli SpA	9,914	753,551
Buzzi SpA	25,101	687,475
Cairo Communication SpA	19,722	33,513
Carel Industries SpA	6,872	164,720
Cementir Holding NV	14,671	116,319
CIR SpA-Compagnie Industriali (a)	216,377	92,358
Credito Emiliano SpA	23,832	195,895
d’Amico International Shipping SA	11,515	56,068
Danieli & C Officine Meccaniche SpA	3,431	97,658
De’ Longhi SpA	13,473	293,461
doValue SpA	7,705	30,095
El.En. SpA	1,963	18,064
Elica SpA	11,044	24,942
Emak SpA	23,063	23,352
Enav SpA	38,399	142,220
ERG SpA	7,855	189,314
Esprinet SpA (d)	9,278	47,452
Eurotech SpA (a)(d)	10,078	25,991
Fila SpA	3,057	24,203
Fincantieri SpA (a)(d)	93,136	46,352
FNM SpA	55,327	24,789
Geox SpA (a)(d)	34,378	26,611
Gruppo MutuiOnline SpA	7,906	208,145
Hera SpA	222,837	608,626
IMMSI SpA	51,196	24,794
Interpump Group SpA	15,233	697,892
Iren SpA	217,068	418,530
Italgas SpA	126,621	647,613
Italmobiliare SpA	4,207	106,718
Iveco Group NV (a)	40,291	376,115
IVS Group SA (d)	7,886	45,843
Leonardo SpA	107,918	1,555,278
LU-VE SpA	1,991	45,451
Maire Tecnimont SpA	42,334	173,838
Openjobmetis SpA agenzia per il lavoro	1,209	11,021
OVS SpA	67,307	140,085
Pharmanutra SpA	826	42,757
Piaggio & C SpA	60,717	193,833
Pirelli & C SpA	91,944	442,114
RAI Way SpA	24,727	129,464
Reply SpA	5,783	542,887
Rizzoli Corriere Della Sera Mediagroup SpA	39,016	28,753
Sabaf SpA (a)	3,059	49,424
Safilo Group SpA (a)	12,212	10,964
Salvatore Ferragamo SpA (d)	10,353	137,131
Sanlorenzo SpA	813	30,501
Saras SpA (d)	169,450	242,637
Sesa SpA	2,065	216,447
Sogefi SpA (a)	24,822	39,042
SOL SpA	11,001	311,455
Spaxs SpA (d)	12,140	67,643
Tamburi Investment Partners SpA	24,878	220,499
Technogym SpA	31,905	246,571
Technoprobe SpA (a)	16,825	131,992
Telecom Italia SpA (a)(d)	1,267,708	395,864

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Tinexta Spa	798	$13,036
TXT e-solutions SpA	1,331	23,715
Uni Land SpA (a)(b)(c)	4,937	0
Unieuro SpA (d)	3,192	28,575
Unipol Gruppo SpA	98,029	530,009
UnipolSai Assicurazioni SpA	48,949	118,143
Webuild SpA (d)	70,140	124,605
Zignago Vetro SpA	6,769	101,535

		20,229,220

Japan—24.9%
&Do Holdings Co. Ltd.	1,400	9,530
77 Bank Ltd.	13,300	280,923
A&D HOLON Holdings Co. Ltd.	6,000	68,058
Access Co. Ltd. (a)	2,300	12,050
Achilles Corp.	3,700	35,660
Ad-sol Nissin Corp.	1,900	21,717
Adastria Co. Ltd.	6,340	122,124
ADEKA Corp. (d)	22,300	381,142
Adtec Plasma Technology Co. Ltd.	600	6,695
Advan Group Co. Ltd.	6,700	47,188
Advance Create Co. Ltd. (d)	800	5,780
Advanced Media, Inc. (d)	1,200	11,635
Adventure, Inc. (d)	600	20,750
Aeon Delight Co. Ltd.	6,200	136,448
Aeon Fantasy Co. Ltd. (d)	2,400	51,168
AEON Financial Service Co. Ltd.	12,700	109,081
Aeon Hokkaido Corp.	4,800	28,000
Aeon Kyushu Co. Ltd.	600	9,627
Aeria, Inc.	2,200	5,305
AFC-HD AMS Life Science Co. Ltd.	1,900	10,015
Agro-Kanesho Co. Ltd.	1,000	9,068
Ahresty Corp. (d)	5,200	29,597
Ai Holdings Corp.	10,200	161,477
Aica Kogyo Co. Ltd. (d)	13,000	290,164
Aichi Corp.	9,000	60,247
Aichi Financial Group, Inc. (d)	12,558	205,583
Aichi Steel Corp. (d)	2,700	70,558
Aichi Tokei Denki Co. Ltd.	3,000	35,274
Aida Engineering Ltd.	13,300	89,199
Aiful Corp.	51,900	134,701
Ain Holdings, Inc.	5,700	167,776
Ainavo Holdings Co. Ltd.	1,100	9,375
Aiphone Co. Ltd. (d)	3,000	60,058
Airport Facilities Co. Ltd. (d)	7,500	28,348
Airtrip Corp. (d)	2,500	35,593
Aisan Industry Co. Ltd.	8,700	77,791
AIT Corp.	1,600	18,949
Aizawa Securities Group Co. Ltd.	6,800	45,742
Ajis Co. Ltd.	500	7,692
Akatsuki Corp.	8,100	23,514
Akatsuki, Inc.	2,100	30,067
Akebono Brake Industry Co. Ltd. (a)	17,400	16,291
Akita Bank Ltd.	4,100	55,329
Albis Co. Ltd.	1,600	25,886
Alconix Corp.	6,400	57,957
Alinco, Inc.	4,600	33,013

Japan—(Continued)
Alleanza Holdings Co. Ltd.	1,400	9,422
Alpen Co. Ltd. (d)	4,800	62,102
Alpha Corp. (d)	2,200	24,123
AlphaPolis Co. Ltd. (a)	400	6,876
Alps Alpine Co. Ltd. (d)	34,900	302,758
Alps Logistics Co. Ltd.	4,800	51,832
Altech Corp.	4,520	76,613
Amano Corp.	14,400	318,426
Amiyaki Tei Co. Ltd.	1,100	27,592
Amuse, Inc.	2,800	29,346
Amvis Holdings, Inc.	3,700	64,395
Anabuki Kosan, Inc.	800	10,709
Anest Iwata Corp. (d)	10,400	83,160
AnGes, Inc. (a)(d)	13,200	8,555
Anicom Holdings, Inc.	15,600	64,151
Anritsu Corp. (d)	39,400	281,343
AOI Electronics Co. Ltd.	1,100	13,661
AOKI Holdings, Inc.	9,300	62,880
Aoyama Trading Co. Ltd.	10,400	116,198
Aoyama Zaisan Networks Co. Ltd.	2,800	20,492
Aozora Bank Ltd. (d)	12,200	248,703
Apaman Co. Ltd.	2,100	6,450
Arakawa Chemical Industries Ltd. (d)	4,600	31,290
Arata Corp.	3,800	141,783
ARCLANDS Corp.	9,680	103,340
Arcs Co. Ltd.	11,464	209,409
ARE Holdings, Inc.	20,000	253,776
Arealink Co. Ltd.	3,100	61,058
Argo Graphics, Inc.	4,800	106,534
Arisawa Manufacturing Co. Ltd. (d)	9,400	66,648
Artiza Networks, Inc.	1,800	8,608
Artnature, Inc.	5,000	27,255
Aruhi Corp.	2,000	12,242
As One Corp. (d)	6,700	244,536
Asahi Broadcasting Group Holdings Corp.	2,400	11,416
Asahi Co. Ltd.	4,500	38,113
Asahi Diamond Industrial Co. Ltd. (d)	11,800	69,921
Asahi Intelligence Service Co. Ltd.	100	848
Asahi Kogyosha Co. Ltd.	2,400	39,017
Asahi Net, Inc.	5,000	20,929
Asahi Printing Co. Ltd.	400	2,361
Asahi Yukizai Corp. (d)	3,900	96,317
Asahipen Corp.	400	4,766
Asanuma Corp.	3,900	93,656
Asax Co. Ltd.	3,200	14,792
Ascentech KK	1,400	4,998
Ashimori Industry Co. Ltd.	1,600	24,722
Asia Pile Holdings Corp.	3,800	17,764
ASKA Pharmaceutical Holdings Co. Ltd. (d)	6,200	70,319
ASKUL Corp.	9,200	120,351
Astena Holdings Co. Ltd.	9,000	29,685
Atsugi Co. Ltd. (a)	6,100	17,836
Aucnet, Inc.	2,700	32,368
Autobacs Seven Co. Ltd. (d)	19,200	203,177
Avant Group Corp.	5,800	50,465
Avantia Co. Ltd.	3,000	17,421
Avex, Inc.	7,600	73,355

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Awa Bank Ltd. (d)	8,800	$135,192
Axial Retailing, Inc.	5,100	127,714
Axyz Co. Ltd.	500	9,986
AZ-COM MARUWA Holdings, Inc. (d)	7,400	105,293
Bando Chemical Industries Ltd. (d)	9,100	99,844
Bank of Iwate Ltd. (d)	3,700	64,585
Bank of Kochi Ltd.	1,600	10,897
Bank of Nagoya Ltd.	2,500	86,820
Bank of Saga Ltd.	4,300	58,578
Bank of the Ryukyus Ltd. (d)	12,400	94,605
Base Co. Ltd.	600	17,298
Beauty Garage, Inc.	800	26,127
Belc Co. Ltd.	2,800	128,421
Bell System24 Holdings, Inc.	8,200	86,603
Belluna Co. Ltd. (d)	14,700	66,082
Benefit One, Inc.	2,300	16,628
Benesse Holdings, Inc. (d)	16,500	201,932
Bengo4.com, Inc. (a)(d)	1,400	45,136
Bic Camera, Inc. (d)	18,000	132,835
Bike O & Co. Ltd. (d)	1,600	7,894
BML, Inc. (d)	6,100	114,036
Bookoff Group Holdings Ltd.	3,500	29,136
Bourbon Corp.	2,100	32,322
BP Castrol KK	2,600	16,112
Br Holdings Corp. (d)	7,400	18,165
BrainPad, Inc.	3,300	19,067
Bull-Dog Sauce Co. Ltd. (d)	1,200	16,723
Bunka Shutter Co. Ltd.	13,200	97,626
Business Brain Showa-Ota, Inc.	2,600	37,595
Business Engineering Corp.	800	17,575
BuySell Technologies Co. Ltd. (d)	400	8,444
C Uyemura & Co. Ltd.	2,800	176,569
CAC Holdings Corp.	3,500	41,269
Canare Electric Co. Ltd.	800	7,833
Canon Electronics, Inc.	5,000	63,231
Careerlink Co. Ltd.	1,000	16,201
Carenet, Inc. (d)	3,600	21,638
Carlit Holdings Co. Ltd.	7,300	46,623
Carta Holdings, Inc.	900	7,682
Casa, Inc.	1,000	5,799
Casio Computer Co. Ltd.	3,800	31,761
Cawachi Ltd.	3,300	54,906
CDS Co. Ltd.	700	8,184
CellSource Co. Ltd. (a)(d)	600	10,065
Celsys, Inc. (d)	6,900	34,385
Central Automotive Products Ltd.	3,000	74,751
Central Glass Co. Ltd.	6,400	126,903
Central Security Patrols Co. Ltd.	2,300	48,048
Central Sports Co. Ltd. (d)	2,400	38,933
Ceres, Inc.	1,600	10,323
Change Holdings, Inc. (d)	5,500	64,716
Charm Care Corp. KK	3,800	29,724
Chiba Kogyo Bank Ltd.	9,300	53,717
Chilled & Frozen Logistics Holdings Co. Ltd.	2,800	24,995
Chino Corp.	2,700	36,485
Chiyoda Co. Ltd.	5,800	35,519
Chiyoda Corp. (a)(d)	38,700	98,029

Japan—(Continued)
Chiyoda Integre Co. Ltd.	2,500	46,263
Chofu Seisakusho Co. Ltd.	5,100	71,473
Chori Co. Ltd. (d)	3,600	72,132
Chubu Shiryo Co. Ltd. (d)	6,800	49,754
Chudenko Corp.	6,600	106,638
Chuetsu Pulp & Paper Co. Ltd.	1,900	17,735
Chugai Ro Co. Ltd.	1,400	20,861
Chugin Financial Group, Inc. (d)	35,000	261,048
Chugoku Electric Power Co., Inc.	34,400	212,180
Chugoku Marine Paints Ltd.	9,800	88,794
Chuo Gyorui Co. Ltd.	200	4,061
Chuo Spring Co. Ltd. (d)	4,300	23,237
CI Takiron Corp.	11,000	42,235
Citizen Watch Co. Ltd. (d)	54,400	333,197
CKD Corp. (d)	9,700	133,645
Cleanup Corp.	7,300	35,049
CMIC Holdings Co. Ltd. (d)	3,100	35,707
CMK Corp.	12,600	56,447
COLOPL, Inc.	7,200	28,402
Colowide Co. Ltd. (d)	19,300	311,768
Como Co. Ltd.	400	7,368
Computer Engineering & Consulting Ltd.	1,500	16,008
Computer Institute of Japan Ltd.	8,160	30,922
Comture Corp.	5,900	91,378
Core Corp.	2,500	28,741
Corona Corp.	4,400	27,817
Cosel Co. Ltd.	8,100	67,191
Cosmos Initia Co. Ltd.	3,500	16,972
Cota Co. Ltd.	5,473	58,213
CRE, Inc.	2,100	22,245
Create Medic Co. Ltd.	1,800	10,874
Create Restaurants Holdings, Inc.	29,400	224,584
Create SD Holdings Co. Ltd.	5,600	126,965
Creek & River Co. Ltd.	2,700	37,979
Cresco Ltd.	4,000	47,318
Cross Cat Co. Ltd.	1,400	9,563
CTI Engineering Co. Ltd.	2,900	87,145
CTS Co. Ltd.	7,700	36,006
Cube System, Inc.	2,500	19,009
Curves Holdings Co. Ltd.	13,000	61,375
Cyber Com Co. Ltd.	1,100	9,714
Cybozu, Inc.	5,300	72,276
Dai Nippon Toryo Co. Ltd.	6,000	38,924
Dai-Dan Co. Ltd.	7,800	77,460
Daicel Corp.	19,000	158,916
Daido Kogyo Co. Ltd.	2,000	9,993
Daido Metal Co. Ltd.	13,400	50,941
Daido Steel Co. Ltd.	6,900	280,577
Daihatsu Diesel Manufacturing Co. Ltd.	6,700	39,175
Daihen Corp.	5,600	189,374
Daiho Corp.	1,900	50,140
Daiichi Jitsugyo Co. Ltd. (d)	6,000	74,686
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	31,865
Daiichikosho Co. Ltd. (d)	5,700	92,520
Daiken Corp.	3,400	68,098
Daiken Medical Co. Ltd.	4,400	15,631
Daiki Aluminium Industry Co. Ltd.	7,000	61,134

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiki Axis Co. Ltd. (d)	1,300	$6,375
Daiko Denshi Tsushin Ltd.	1,300	5,696
Daikoku Denki Co. Ltd. (d)	2,700	97,127
Daikokutenbussan Co. Ltd.	1,300	54,741
Daikyonishikawa Corp.	11,600	62,439
Dainichi Co. Ltd.	4,100	20,158
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (d)	4,000	60,776
Daio Paper Corp. (d)	16,200	132,616
Daiseki Co. Ltd.	11,539	308,447
Daishi Hokuetsu Financial Group, Inc. (d)	9,200	232,718
Daishinku Corp.	7,400	38,104
Daisue Construction Co. Ltd.	2,300	22,340
Daito Bank Ltd.	1,400	6,923
Daito Pharmaceutical Co. Ltd.	4,356	68,469
Daitron Co. Ltd.	2,400	48,443
Daiwa Industries Ltd.	7,700	71,194
Daiwabo Holdings Co. Ltd.	23,700	453,844
DCM Holdings Co. Ltd.	27,300	221,701
Dear Life Co. Ltd.	7,500	40,130
Delica Foods Holdings Co. Ltd.	600	2,543
DeNA Co. Ltd. (d)	19,200	192,900
Denka Co. Ltd. (d)	9,100	164,526
Densan System Holdings Co. Ltd.	1,700	32,685
Denyo Co. Ltd.	4,800	68,306
Dexerials Corp. (d)	15,300	377,307
DIC Corp.	14,500	235,510
Digital Arts, Inc. (d)	2,900	89,683
Digital Hearts Holdings Co. Ltd.	2,600	17,405
Digital Holdings, Inc. (d)	2,100	13,990
Digital Information Technologies Corp.	2,100	25,730
dip Corp. (d)	9,500	233,779
Direct Marketing MiX, Inc.	3,000	9,365
DKK Co. Ltd.	2,600	41,507
DKS Co. Ltd. (d)	2,800	32,485
DMG Mori Co. Ltd.	15,300	260,117
DMW Corp.	700	17,347
Doshisha Co. Ltd. (d)	6,600	98,410
Double Standard, Inc. (d)	1,400	15,886
Doutor Nichires Holdings Co. Ltd.	7,600	118,452
Dowa Holdings Co. Ltd.	6,400	199,009
Drecom Co. Ltd.	2,700	10,325
DTS Corp.	10,700	228,186
Duskin Co. Ltd. (d)	11,400	247,048
DyDo Group Holdings, Inc.	2,700	99,525
E-Guardian, Inc. (d)	2,400	42,843
Eagle Industry Co. Ltd. (d)	7,800	88,337
Earth Corp.	300	9,872
EAT&HOLDINGS Co. Ltd.	1,400	19,381
Ebara Foods Industry, Inc.	700	13,750
Ebara Jitsugyo Co. Ltd.	3,000	54,636
Ebase Co. Ltd.	4,800	21,147
Eco’s Co. Ltd.	2,100	28,715
EDION Corp. (d)	20,200	199,735
EF-ON, Inc.	6,100	20,432
eGuarantee, Inc.	8,200	106,802
Ehime Bank Ltd.	9,800	64,229
Eidai Co. Ltd.	10,000	14,957

Japan—(Continued)
Eiken Chemical Co. Ltd.	7,500	68,525
Eizo Corp.	4,400	149,135
Elan Corp.	8,200	44,906
Elecom Co. Ltd.	11,700	136,369
Elematec Corp.	4,700	58,137
EM Systems Co. Ltd.	3,500	17,219
en Japan, Inc.	8,300	129,145
Endo Lighting Corp.	2,600	22,215
Enplas Corp. (d)	1,700	118,836
Entrust, Inc.	1,500	9,465
eRex Co. Ltd. (d)	8,000	40,839
ES-Con Japan Ltd.	6,700	41,821
Eslead Corp.	2,000	40,611
ESPEC Corp.	5,700	91,527
Exedy Corp.	7,700	134,594
EXEO Group, Inc. (d)	18,500	379,108
Ezaki Glico Co. Ltd.	13,000	356,963
F&M Co. Ltd.	1,600	23,757
F-Tech, Inc.	6,000	33,473
FALCO HOLDINGS Co. Ltd.	2,300	29,950
FCC Co. Ltd. (d)	9,200	115,733
FDK Corp. (a)(d)	3,600	19,691
Feed One Co. Ltd.	8,276	44,066
Ferrotec Holdings Corp. (d)	11,700	225,090
Fibergate, Inc.	1,800	15,985
FIDEA Holdings Co. Ltd.	5,050	53,999
Financial Partners Group Co. Ltd.	4,000	35,969
FINDEX, Inc.	3,900	19,634
First Bank of Toyama Ltd.	10,700	66,874
First Brothers Co. Ltd. (d)	900	7,537
First Juken Co. Ltd.	1,600	13,283
First-Corp., Inc.	1,600	8,456
Fixstars Corp.	4,100	31,979
FJ Next Holdings Co. Ltd.	3,800	26,664
Focus Systems Corp.	2,900	19,007
Food & Life Cos. Ltd.	10,700	180,409
Forval Corp.	1,900	14,137
Foster Electric Co. Ltd.	7,400	49,026
FP Corp.	3,600	57,841
France Bed Holdings Co. Ltd.	7,900	64,092
FreakOut Holdings, Inc. (a)	800	5,037
Freebit Co. Ltd. (d)	2,100	16,844
Freund Corp.	2,400	12,684
FTGroup Co. Ltd.	1,500	12,684
Fudo Tetra Corp.	4,130	55,438
Fuji Corp.	16,500	256,338
Fuji Corp.	2,300	32,373
Fuji Corp. Ltd.	8,600	42,221
Fuji Kyuko Co. Ltd.	5,300	164,937
Fuji Media Holdings, Inc.	6,000	64,290
Fuji Oil Co. Ltd.	21,100	48,405
Fuji Oil Holdings, Inc.	10,600	160,731
Fuji Pharma Co. Ltd. (d)	4,600	35,895
Fuji Seal International, Inc.	12,100	144,192
Fuji Soft, Inc.	2,800	90,604
Fujibo Holdings, Inc. (d)	2,800	67,316
Fujicco Co. Ltd.	5,700	73,512

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fujikura Composites, Inc.	5,800	$45,572
Fujikura Kasei Co. Ltd. (d)	9,500	29,672
Fujikura Ltd.	30,700	246,590
Fujimi, Inc.	9,900	198,795
Fujimori Kogyo Co. Ltd. (d)	4,400	109,286
Fujisash Co. Ltd.	24,500	12,590
Fujishoji Co. Ltd. (d)	1,300	12,182
Fujitsu General Ltd.	1,300	24,402
Fujiya Co. Ltd.	3,300	56,172
FuKoKu Co. Ltd.	4,000	38,424
Fukuda Corp.	1,700	55,190
Fukuda Denshi Co. Ltd.	4,200	152,544
Fukui Bank Ltd.	5,400	56,123
Fukui Computer Holdings, Inc.	2,700	48,109
Fukushima Bank Ltd.	11,200	18,054
Fukushima Galilei Co. Ltd. (d)	3,800	123,320
Fukuyama Transporting Co. Ltd.	3,200	84,077
FULLCAST Holdings Co. Ltd.	5,400	67,929
Funai Soken Holdings, Inc.	10,370	180,923
Furukawa Battery Co. Ltd.	5,000	32,602
Furukawa Co. Ltd.	7,700	86,496
Furukawa Electric Co. Ltd.	16,000	254,773
Furuno Electric Co. Ltd.	6,900	63,760
Furuya Metal Co. Ltd.	1,100	75,951
Furyu Corp.	4,300	44,434
Fuso Chemical Co. Ltd.	4,600	120,828
Fuso Pharmaceutical Industries Ltd.	2,600	34,275
Futaba Corp.	10,200	36,301
Futaba Industrial Co. Ltd.	13,900	71,016
Future Corp.	11,200	112,749
Fuyo General Lease Co. Ltd.	1,500	120,834
G-7 Holdings, Inc.	5,800	48,095
G-Tekt Corp.	6,500	79,102
Gakken Holdings Co. Ltd.	6,400	37,204
Gakkyusha Co. Ltd.	2,800	38,153
Gecoss Corp.	4,600	30,203
Genki Sushi Co. Ltd. (d)	1,600	57,970
Genky DrugStores Co. Ltd.	2,400	88,447
Geo Holdings Corp. (d)	6,000	94,578
Gift Holdings, Inc.	1,600	24,630
GL Sciences, Inc.	1,300	20,013
GLOBERIDE, Inc. (d)	5,200	70,225
Glory Ltd.	12,000	239,297
GMO Financial Gate, Inc.	400	28,477
GMO Financial Holdings, Inc.	8,000	38,848
GMO GlobalSign Holdings KK	1,000	18,325
GMO internet group, Inc.	2,600	40,234
GMO Pepabo, Inc.	700	6,297
Godo Steel Ltd.	2,300	70,566
Goldcrest Co. Ltd.	3,830	56,784
Golf Digest Online, Inc.	900	4,234
Good Com Asset Co. Ltd.	3,200	22,384
Grandy House Corp.	3,600	15,451
gremz, Inc.	900	13,875
GS Yuasa Corp. (d)	15,900	283,075
GSI Creos Corp. (d)	2,800	42,798
Gun-Ei Chemical Industry Co. Ltd.	1,800	39,962

Japan—(Continued)
GungHo Online Entertainment, Inc.	10,500	165,680
Gunma Bank Ltd. (d)	84,400	392,104
Gunze Ltd.	3,700	111,607
H-One Co. Ltd.	6,000	34,946
H.U. Group Holdings, Inc.	14,400	244,616
H2O Retailing Corp. (d)	22,000	266,978
HABA Laboratories, Inc.	700	11,069
Hachijuni Bank Ltd.	47,990	265,244
Hagihara Industries, Inc.	4,000	49,156
Hagiwara Electric Holdings Co. Ltd. - Class C	2,400	63,447
Hakudo Co. Ltd. (d)	2,400	36,437
Hakuto Co. Ltd. (d)	3,100	105,089
Halows Co. Ltd.	2,100	58,980
Hamakyorex Co. Ltd.	4,600	124,865
Hamee Corp. (d)	1,800	10,821
Handsman Co. Ltd.	800	5,579
Hanwa Co. Ltd.	8,400	266,467
Happinet Corp.	4,100	68,297
Hard Off Corp. Co. Ltd.	3,700	36,953
Harima Chemicals Group, Inc.	4,300	23,730
Hashimoto Sogyo Holdings Co. Ltd.	1,400	10,722
Hazama Ando Corp.	44,490	347,225
Heiwa Corp.	15,000	215,185
Heiwa Real Estate Co. Ltd.	5,700	151,713
Heiwado Co. Ltd.	7,500	130,819
Hennge KK (a)	600	4,439
HI-LEX Corp.	5,500	58,904
Hibiya Engineering Ltd.	5,100	79,701
Himaraya Co. Ltd.	2,600	16,004
Hioki EE Corp.	2,600	126,371
Hirakawa Hewtech Corp.	2,000	18,828
Hirano Tecseed Co. Ltd.	1,300	18,642
Hirata Corp.	1,000	50,122
Hirogin Holdings, Inc.	61,700	378,170
Hirose Tusyo, Inc.	300	5,804
Hiroshima Electric Railway Co. Ltd.	1,500	8,077
Hiroshima Gas Co. Ltd.	7,000	18,212
Hisaka Works Ltd.	5,500	35,205
Hitachi Zosen Corp.	44,700	250,758
Hito Communications Holdings, Inc. (d)	1,700	16,245
Hochiki Corp.	4,600	49,749
Hodogaya Chemical Co. Ltd.	1,800	38,280
Hogy Medical Co. Ltd.	3,700	79,051
Hokkaido Electric Power Co., Inc. (a)	46,200	201,470
Hokkaido Gas Co. Ltd.	3,900	61,892
Hokkan Holdings Ltd.	3,300	33,311
Hokko Chemical Industry Co. Ltd.	4,800	30,554
Hokkoku Financial Holdings, Inc. (d)	4,400	153,003
Hokuetsu Corp. (d)	27,800	201,645
Hokuetsu Industries Co. Ltd. (d)	5,900	82,044
Hokuhoku Financial Group, Inc. (d)	27,600	295,359
Hokuriku Electric Industry Co. Ltd.	2,800	26,536
Hokuriku Electric Power Co. (a)(d)	47,000	252,775
Hokuriku Electrical Construction Co. Ltd.	3,600	24,646
Hokuriku Gas Co. Ltd.	1,000	25,709
Hokuto Corp. (d)	6,300	76,713
Honeys Holdings Co. Ltd.	4,630	48,516

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Honma Golf Ltd.	27,000	$11,036
Hoosiers Holdings Co. Ltd.	8,000	58,215
Horiba Ltd.	3,000	162,340
Hoshi Iryo-Sanki Co. Ltd.	300	8,395
Hosiden Corp.	11,800	151,397
Hosokawa Micron Corp.	3,600	98,695
Hotland Co. Ltd.	3,200	41,804
Hotto Link, Inc. (a)	800	1,802
House Foods Group, Inc. (d)	2,400	50,070
Howa Machinery Ltd.	4,400	22,984
HS Holdings Co. Ltd.	5,000	33,027
Hyakugo Bank Ltd. (d)	53,100	190,295
Hyakujushi Bank Ltd. (d)	5,800	101,455
I’ll, Inc.	900	23,343
I’rom Group Co. Ltd. (d)	2,700	34,303
i-mobile Co. Ltd.	1,800	15,894
I-NE Co. Ltd. (a)	800	15,851
I-Net Corp.	3,520	40,306
I-PEX, Inc.	3,100	32,987
IBJ, Inc.	4,900	20,781
Ichigo, Inc.	18,400	39,938
Ichiken Co. Ltd.	1,800	25,132
Ichikoh Industries Ltd.	9,000	34,052
Ichimasa Kamaboko Co. Ltd.	1,100	5,645
Ichinen Holdings Co. Ltd.	5,200	49,975
Ichiyoshi Securities Co. Ltd.	10,100	47,489
Icom, Inc.	2,000	44,553
ID Holdings Corp.	3,899	37,543
Idec Corp. (d)	7,500	148,804
IDOM, Inc.	17,200	83,600
Iino Kaiun Kaisha Ltd.	21,300	149,435
IJTT Co. Ltd.	9,000	41,052
IMAGICA GROUP, Inc.	4,500	17,574
Imasen Electric Industrial	2,000	8,679
Imuraya Group Co. Ltd.	2,900	43,926
Inaba Denki Sangyo Co. Ltd.	14,000	302,821
Inaba Seisakusho Co. Ltd.	3,200	33,081
Inabata & Co. Ltd. (d)	11,700	244,873
Inageya Co. Ltd. (d)	2,000	19,464
Ines Corp.	5,100	56,022
Infocom Corp.	4,500	82,792
Information Services International-Dentsu Ltd.	1,600	61,195
INFRONEER Holdings, Inc.	2,075	21,402
Innotech Corp.	3,900	41,774
Insource Co. Ltd. (d)	11,200	77,479
Intage Holdings, Inc. (d)	10,200	152,537
Integrated Design & Engineering Holdings Co. Ltd. (d)	3,400	81,203
Intelligent Wave, Inc. (d)	3,400	21,311
Inter Action Corp.	2,700	18,595
Inui Global Logistics Co. Ltd. (d)	3,000	26,448
IR Japan Holdings Ltd. (d)	2,000	23,306
Iriso Electronics Co. Ltd.	5,500	154,454
ISB Corp.	400	3,859
Ise Chemicals Corp.	800	46,460
Iseki & Co. Ltd.	5,700	45,087
Ishihara Chemical Co. Ltd. (d)	1,200	12,791
Ishihara Sangyo Kaisha Ltd.	7,600	75,240

Japan—(Continued)
Ishii Iron Works Co. Ltd.	900	18,666
Ishizuka Glass Co. Ltd.	500	8,994
Itfor, Inc.	7,800	57,523
ITmedia, Inc.	1,500	11,718
Itochu Enex Co. Ltd.	13,300	133,877
Itochu-Shokuhin Co. Ltd.	1,600	73,092
Itoham Yonekyu Holdings, Inc.	5,900	159,843
Itoki Corp.	9,900	99,816
IwaiCosmo Holdings, Inc.	5,100	59,585
Iwaki Co. Ltd.	1,300	15,633
Iwatsuka Confectionery Co. Ltd.	1,000	34,379
Iyogin Holdings, Inc. (d)	44,200	318,096
Izumi Co. Ltd.	7,400	195,926
J Trust Co. Ltd. (d)	16,800	53,561
J-Lease Co. Ltd.	600	8,264
J-Oil Mills, Inc.	5,700	68,026
J-Stream, Inc.	1,000	3,377
JAC Recruitment Co. Ltd.	3,900	66,281
Jaccs Co. Ltd.	6,100	210,503
JAFCO Group Co. Ltd.	8,900	97,500
JANOME Corp.	7,099	35,088
Japan Aviation Electronics Industry Ltd.	13,600	270,660
Japan Cash Machine Co. Ltd.	1,200	8,032
Japan Communications, Inc. (a)	35,600	52,089
Japan Electronic Materials Corp.	2,400	22,087
Japan Elevator Service Holdings Co. Ltd.	17,300	253,891
Japan Foundation Engineering Co. Ltd.	7,900	26,371
Japan Investment Adviser Co. Ltd.	3,200	36,229
Japan Lifeline Co. Ltd.	15,500	121,148
Japan Material Co. Ltd.	15,600	239,214
Japan Medical Dynamic Marketing, Inc.	4,400	22,157
Japan Oil Transportation Co. Ltd.	700	12,594
Japan Petroleum Exploration Co. Ltd.	8,800	330,354
Japan Property Management Center Co. Ltd.	4,100	31,292
Japan Pulp & Paper Co. Ltd.	2,700	88,205
Japan Pure Chemical Co. Ltd.	500	8,800
Japan Securities Finance Co. Ltd.	20,400	195,713
Japan Steel Works Ltd.	3,800	70,541
Japan Transcity Corp.	9,700	42,805
Japan Wool Textile Co. Ltd.	12,600	113,402
Jastec Co. Ltd.	4,300	43,573
JBCC Holdings, Inc.	3,800	72,366
JCU Corp.	5,700	117,779
Jeol Ltd. (d)	8,900	265,146
JFE Systems, Inc.	700	14,988
JIG-SAW, Inc. (a)(d)	900	23,728
Jimoto Holdings, Inc.	6,790	19,534
JINS Holdings, Inc.	3,200	68,228
JINUSHI Co. Ltd.	3,500	44,904
JK Holdings Co. Ltd.	2,800	18,129
JM Holdings Co. Ltd.	3,200	41,635
JMS Co. Ltd. (d)	6,400	23,120
Joban Kosan Co. Ltd. (a)(d)	1,700	14,693
Joshin Denki Co. Ltd.	5,000	78,649
Joyful Honda Co. Ltd.	11,900	139,933
JP-Holdings, Inc.	17,900	40,327
JSB Co. Ltd.	1,000	35,832

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
JSP Corp.	3,900	$53,291
Juki Corp.	7,200	29,756
Juroku Financial Group, Inc. (d)	8,200	204,662
Justsystems Corp. (d)	8,000	160,299
JVCKenwood Corp.	44,100	202,126
K&O Energy Group, Inc.	2,800	49,013
K’s Holdings Corp.	30,100	276,245
Kadoya Sesame Mills, Inc.	800	18,736
Kaga Electronics Co. Ltd.	4,300	186,537
Kagome Co. Ltd.	4,400	95,502
Kaken Pharmaceutical Co. Ltd. (d)	5,200	121,827
Kakiyasu Honten Co. Ltd.	2,500	41,363
Kamakura Shinsho Ltd. (d)	3,700	15,440
Kameda Seika Co. Ltd. (d)	3,500	95,883
Kamei Corp.	5,700	55,649
Kanaden Corp.	3,800	33,310
Kanagawa Chuo Kotsu Co. Ltd.	2,400	51,041
Kanamic Network Co. Ltd.	900	3,135
Kanamoto Co. Ltd.	8,600	151,020
Kandenko Co. Ltd.	21,900	201,720
Kaneka Corp. (d)	11,100	288,109
Kaneko Seeds Co. Ltd.	1,300	12,688
Kanematsu Corp.	21,200	293,160
Kanemi Co. Ltd.	100	2,064
Kanto Denka Kogyo Co. Ltd.	12,100	70,706
Kasai Kogyo Co. Ltd. (a)	8,600	14,752
Katakura & Co.-op Agri Corp.	1,600	12,264
Katakura Industries Co. Ltd.	6,100	71,234
Katitas Co. Ltd. (d)	11,600	168,865
Kato Sangyo Co. Ltd.	6,000	159,461
Kato Works Co. Ltd.	3,800	30,562
KAWADA TECHNOLOGIES, Inc.	1,500	62,784
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	38,207
KeePer Technical Laboratory Co. Ltd.	3,000	116,865
Keihanshin Building Co. Ltd.	8,200	75,275
Keihin Co. Ltd. (d)	2,300	30,406
KEIWA, Inc.	1,200	11,349
Keiyo Bank Ltd.	26,900	123,964
Keiyo Co. Ltd.	10,600	58,212
Kenko Mayonnaise Co. Ltd.	4,100	39,959
KFC Holdings Japan Ltd.	4,000	80,132
KH Neochem Co. Ltd.	9,400	144,232
Ki-Star Real Estate Co. Ltd.	2,600	80,312
Kibun Foods, Inc.	1,500	11,320
Kimoto Co. Ltd. (d)	14,900	18,537
Kimura Chemical Plants Co. Ltd.	3,300	16,465
King Jim Co. Ltd.	1,400	8,224
Kintetsu Department Store Co. Ltd.	400	7,661
Kissei Pharmaceutical Co. Ltd.	6,800	154,140
Kita-Nippon Bank Ltd.	2,200	34,211
Kitagawa Corp. (a)	3,100	30,148
Kitano Construction Corp.	1,400	28,000
Kitz Corp.	19,100	132,169
Kiyo Bank Ltd.	15,500	155,271
Koa Corp. (d)	8,400	101,035
Koatsu Gas Kogyo Co. Ltd.	9,100	46,064
Kobe Electric Railway Co. Ltd. (a)(d)	1,400	28,046

Japan—(Continued)
Kohnan Shoji Co. Ltd.	6,400	166,950
Kohsoku Corp.	3,300	44,871
Koike Sanso Kogyo Co. Ltd.	700	17,904
Kojima Co. Ltd. (d)	7,800	33,292
Kokuyo Co. Ltd.	21,700	344,154
Komatsu Matere Co. Ltd.	4,200	20,986
Komatsu Wall Industry Co. Ltd.	1,800	35,311
KOMEDA Holdings Co. Ltd.	12,600	244,422
Komehyo Holdings Co. Ltd.	1,300	50,056
Komeri Co. Ltd. (d)	7,400	155,943
Komori Corp. (d)	11,000	77,876
Konaka Co. Ltd.	7,300	19,731
Kondotec, Inc.	6,900	54,408
Konica Minolta, Inc. (a)(d)	72,700	236,430
Konishi Co. Ltd. (d)	8,000	121,965
Konoike Transport Co. Ltd.	6,900	89,238
Konoshima Chemical Co. Ltd.	600	5,778
Kosaido Holdings Co. Ltd.	3,700	73,397
Koshidaka Holdings Co. Ltd.	2,400	18,876
Kotobuki Spirits Co. Ltd.	13,000	210,122
Kotobukiya Co. Ltd. (d)	1,500	22,378
Kozo Keikaku Engineering, Inc.	1,200	29,857
KPP Group Holdings Co. Ltd. (d)	3,700	16,971
Krosaki Harima Corp. (d)	1,300	83,690
KRS Corp.	4,400	29,874
KU Holdings Co. Ltd.	5,500	43,736
Kumagai Gumi Co. Ltd.	8,600	202,776
Kumiai Chemical Industry Co. Ltd.	10,995	80,982
Kunimine Industries Co. Ltd.	1,200	8,298
Kurabo Industries Ltd.	4,200	68,526
Kureha Corp.	3,800	211,435
Kurimoto Ltd.	2,800	51,469
Kuriyama Holdings Corp.	2,300	13,862
Kusuri No. Aoki Holdings Co. Ltd.	3,900	224,201
KYB Corp. (d)	4,600	148,730
Kyodo Printing Co. Ltd.	2,100	44,035
Kyoei Steel Ltd.	4,700	62,526
Kyokuto Boeki Kaisha Ltd.	3,600	44,281
Kyokuto Kaihatsu Kogyo Co. Ltd. (d)	8,800	103,555
Kyokuto Securities Co. Ltd.	7,600	47,221
Kyokuyo Co. Ltd.	2,700	71,164
Kyorin Pharmaceutical Co. Ltd. (d)	10,200	124,616
KYORITSU Co. Ltd.	6,800	8,670
Kyoritsu Maintenance Co. Ltd. (d)	5,900	245,555
Kyosan Electric Manufacturing Co. Ltd.	12,600	41,031
Kyowa Electronic Instruments Co. Ltd.	8,000	20,015
Kyowa Leather Cloth Co. Ltd.	3,300	15,077
Kyudenko Corp. (d)	10,600	332,150
Kyushu Financial Group, Inc.	80,900	415,743
LAC Co. Ltd.	5,900	30,160
Lacto Japan Co. Ltd.	1,400	19,583
LEC, Inc.	5,000	31,670
Leopalace21 Corp. (a)	39,300	85,740
Life Corp.	4,000	97,366
LIFULL Co. Ltd.	17,000	26,595
LIKE, Inc.	2,100	21,501
Linical Co. Ltd.	2,600	11,821

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Link & Motivation, Inc.	8,900	$25,824
Lintec Corp. (d)	10,500	168,001
LITALICO, Inc.	4,700	63,088
Look Holdings, Inc.	2,200	29,567
M&A Capital Partners Co. Ltd. (d)	3,600	64,507
m-up Holdings, Inc.	7,400	63,548
Mabuchi Motor Co. Ltd.	12,400	370,695
Macnica Holdings, Inc.	9,250	434,440
Macromill, Inc.	12,100	59,305
Maeda Kosen Co. Ltd.	5,100	101,969
Maezawa Kasei Industries Co. Ltd.	3,200	32,407
Maezawa Kyuso Industries Co. Ltd.	5,800	46,621
Makino Milling Machine Co. Ltd. (d)	5,300	231,353
Management Solutions Co. Ltd. (d)	1,800	33,709
Mandom Corp.	8,900	82,151
Mani, Inc.	18,500	224,362
MarkLines Co. Ltd.	3,000	59,764
Mars Group Holdings Corp. (d)	2,200	40,976
Marubun Corp.	4,200	32,234
Marudai Food Co. Ltd. (d)	4,700	52,326
Marufuji Sheet Piling Co. Ltd.	1,300	20,639
Maruha Nichiro Corp.	10,400	178,514
Maruichi Steel Tube Ltd.	9,300	231,326
MARUKA FURUSATO Corp.	993	17,824
Marumae Co. Ltd. (d)	2,500	29,570
Marusan Securities Co. Ltd. (d)	16,400	91,856
Maruwa Co. Ltd. (d)	2,600	407,240
Maruyama Manufacturing Co., Inc. (d)	1,500	22,639
Maruzen CHI Holdings Co. Ltd.	11,900	27,276
Maruzen Co. Ltd.	900	12,530
Maruzen Showa Unyu Co. Ltd.	2,800	70,870
Marvelous, Inc.	9,500	45,308
Matching Service Japan Co. Ltd. (d)	1,200	8,995
Matsuda Sangyo Co. Ltd.	3,600	57,055
Matsui Construction Co. Ltd.	6,400	32,654
Matsui Securities Co. Ltd. (d)	31,000	170,256
Max Co. Ltd.	7,700	141,180
Maxell Ltd.	12,900	145,211
Maxvalu Tokai Co. Ltd.	3,500	68,711
MCJ Co. Ltd.	17,300	129,833
MEC Co. Ltd.	4,200	103,889
Media Do Co. Ltd. (a)	2,100	16,567
Medical Data Vision Co. Ltd.	6,800	36,482
Medical System Network Co. Ltd.	7,000	19,102
Medikit Co. Ltd.	1,300	23,267
Medius Holdings Co. Ltd.	1,800	9,083
MedPeer, Inc. (d)	2,600	17,709
Megachips Corp.	4,200	117,361
Megmilk Snow Brand Co. Ltd.	12,100	185,593
Meidensha Corp.	9,000	135,232
Meiji Electric Industries Co. Ltd.	1,000	9,716
Meiji Shipping Co. Ltd. (d)	4,300	25,904
Meiko Electronics Co. Ltd.	6,300	142,972
Meisei Industrial Co. Ltd.	9,900	66,933
Meitec Corp. (d)	18,900	341,700
Meito Sangyo Co. Ltd. (d)	3,000	32,252
Meiwa Corp.	8,100	35,536

Japan—(Continued)
Meiwa Estate Co. Ltd.	5,200	39,650
Melco Holdings, Inc.	1,500	31,257
Members Co. Ltd. (d)	1,800	14,349
Menicon Co. Ltd.	17,600	226,378
Mercuria Holdings Co. Ltd.	2,100	11,756
MetaReal Corp. (a)(d)	1,400	11,475
METAWATER Co. Ltd.	3,600	44,894
Micronics Japan Co. Ltd.	6,300	89,617
Midac Holdings Co. Ltd.	900	11,464
Mie Kotsu Group Holdings, Inc. (d)	8,600	32,790
Mikuni Corp.	7,300	24,109
Milbon Co. Ltd. (d)	6,720	187,002
MIMAKI ENGINEERING Co. Ltd.	1,700	9,034
Mimasu Semiconductor Industry Co. Ltd.	4,400	81,785
Ministop Co. Ltd.	4,300	42,175
Miraial Co. Ltd.	2,900	27,340
MIRAIT ONE Corp. (d)	21,880	287,766
Mirarth Holdings, Inc. (d)	24,900	78,940
Miroku Jyoho Service Co. Ltd.	5,500	60,576
Mitani Corp.	22,700	212,728
Mitani Sekisan Co. Ltd.	2,100	64,795
Mito Securities Co. Ltd.	10,400	31,712
Mitsuba Corp.	9,300	49,165
Mitsubishi Kakoki Kaisha Ltd.	800	14,840
Mitsubishi Logisnext Co. Ltd.	8,400	76,696
Mitsubishi Logistics Corp.	8,300	220,426
Mitsubishi Materials Corp. (d)	10,700	173,043
Mitsubishi Paper Mills Ltd.	8,800	35,532
Mitsubishi Pencil Co. Ltd.	8,200	105,183
Mitsubishi Research Institute, Inc.	2,000	64,714
Mitsubishi Shokuhin Co. Ltd.	4,300	112,142
Mitsubishi Steel Manufacturing Co. Ltd.	4,400	44,414
Mitsuboshi Belting Ltd. (d)	4,400	135,065
Mitsui DM Sugar Holdings Co. Ltd. (d)	4,800	96,631
Mitsui E&S Co. Ltd. (d)	24,900	96,442
Mitsui Matsushima Holdings Co. Ltd. - Class C (d)	3,100	57,074
Mitsui Mining & Smelting Co. Ltd.	13,900	353,307
Mitsui-Soko Holdings Co. Ltd. (d)	6,100	175,768
Mitsuuroko Group Holdings Co. Ltd.	7,800	66,690
MIXI, Inc.	11,700	185,479
Miyaji Engineering Group, Inc. (d)	3,600	74,159
Miyazaki Bank Ltd.	4,100	76,180
Miyoshi Oil & Fat Co. Ltd.	2,800	22,012
Mizuho Leasing Co. Ltd.	6,700	219,935
Mizuho Medy Co. Ltd.	500	9,896
Mizuno Corp. (d)	4,700	148,216
Mochida Pharmaceutical Co. Ltd. (d)	4,700	104,831
Monex Group, Inc.	45,500	169,697
Money Partners Group Co. Ltd.	7,100	14,346
Monogatari Corp.	7,800	215,419
MORESCO Corp. (d)	2,500	19,860
Morinaga & Co. Ltd.	8,800	318,044
Morinaga Milk Industry Co. Ltd.	8,800	331,762
Moriroku Holdings Co. Ltd.	800	12,015
Morita Holdings Corp.	8,800	93,724
Morito Co. Ltd.	3,400	30,789
Morozoff Ltd. (d)	1,800	44,128

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mortgage Service Japan Ltd.	1,200	$4,544
Mory Industries, Inc.	1,600	42,322
MRK Holdings, Inc. (d)	15,600	11,168
MrMax Holdings Ltd.	8,400	34,618
Mugen Estate Co. Ltd.	3,300	24,125
Murakami Corp.	2,500	56,039
Musashi Seimitsu Industry Co. Ltd.	13,400	145,574
Musashino Bank Ltd.	7,500	138,349
Mutoh Holdings Co. Ltd.	900	12,373
NAC Co. Ltd.	3,600	23,313
Nachi-Fujikoshi Corp.	3,800	101,755
Nafco Co. Ltd.	2,600	33,427
Nagano Keiki Co. Ltd. (d)	4,200	72,931
Nagase & Co. Ltd.	23,700	372,564
Nagatanien Holdings Co. Ltd.	3,300	49,209
Nagawa Co. Ltd.	1,500	69,834
Naigai Trans Line Ltd.	2,100	35,476
Nakabayashi Co. Ltd.	5,500	19,130
Nakamuraya Co. Ltd.	1,600	33,026
Nakanishi, Inc.	13,200	308,439
Nakano Corp.	4,000	11,547
Nakayama Steel Works Ltd. (d)	6,300	38,119
Nakayamafuku Co. Ltd.	2,000	4,897
Namura Shipbuilding Co. Ltd. (d)	11,256	64,861
Nankai Electric Railway Co. Ltd.	2,500	48,537
Nanto Bank Ltd.	6,300	111,693
Narasaki Sangyo Co. Ltd.	800	13,920
Natori Co. Ltd. (d)	2,600	34,372
NEC Capital Solutions Ltd.	2,500	54,342
NEC Networks & System Integration Corp.	11,000	144,447
NET One Systems Co. Ltd.	17,100	324,506
Neturen Co. Ltd.	7,300	48,873
New Art Holdings Co. Ltd.	1,235	14,893
New Japan Chemical Co. Ltd. (a)	9,900	15,360
Nextage Co. Ltd. (d)	12,300	187,416
NexTone, Inc. (a)	700	8,093
NF Holdings Corp.	1,600	12,803
NHK Spring Co. Ltd. (d)	46,900	358,706
Nicca Chemical Co. Ltd.	1,400	8,433
Nice Corp.	2,300	22,445
Nichia Steel Works Ltd.	9,100	18,806
Nichias Corp.	15,300	312,274
Nichiban Co. Ltd.	3,200	39,146
Nichicon Corp.	11,800	111,232
Nichiden Corp.	3,500	58,302
Nichiha Corp.	6,800	133,809
Nichimo Co. Ltd.	1,000	26,852
Nichireki Co. Ltd.	7,100	94,877
Nichirin Co. Ltd.	1,400	28,228
Nihon Chouzai Co. Ltd.	3,320	32,780
Nihon Dempa Kogyo Co. Ltd. (d)	3,300	30,724
Nihon Dengi Co. Ltd.	400	11,569
Nihon Flush Co. Ltd.	6,000	35,468
Nihon House Holdings Co. Ltd.	10,000	25,201
Nihon Kagaku Sangyo Co. Ltd.	3,000	22,147
Nihon Kohden Corp.	5,000	123,462
Nihon M&A Center Holdings, Inc. (d)	7,700	36,787

Japan—(Continued)
Nihon Nohyaku Co. Ltd.	11,900	52,288
Nihon Parkerizing Co. Ltd.	24,500	181,127
Nihon Plast Co. Ltd.	4,500	14,775
Nihon Tokushu Toryo Co. Ltd.	2,900	25,553
Nihon Yamamura Glass Co. Ltd. (a)	3,800	45,511
Nikkiso Co. Ltd.	12,400	84,065
Nikko Co. Ltd.	9,000	39,612
Nikkon Holdings Co. Ltd.	14,100	298,058
Nippn Corp.	12,200	176,806
Nippon Air Conditioning Services Co. Ltd.	9,600	50,470
Nippon Aqua Co. Ltd.	3,000	20,905
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	37,154
Nippon Carbide Industries Co., Inc.	2,300	26,841
Nippon Carbon Co. Ltd.	3,000	91,402
Nippon Chemi-Con Corp. (a)	5,900	63,651
Nippon Chemical Industrial Co. Ltd.	2,400	31,380
Nippon Coke & Engineering Co. Ltd. (a)	61,100	50,264
Nippon Computer Dynamics Co. Ltd.	1,700	11,150
Nippon Concept Corp.	1,500	17,877
Nippon Concrete Industries Co. Ltd.	14,000	30,702
Nippon Denko Co. Ltd.	29,065	59,091
Nippon Densetsu Kogyo Co. Ltd.	9,500	139,490
Nippon Dry-Chemical Co. Ltd.	1,000	13,902
Nippon Electric Glass Co. Ltd.	17,600	327,986
Nippon Felt Co. Ltd. (d)	8,600	24,625
Nippon Filcon Co. Ltd.	5,200	16,488
Nippon Fine Chemical Co. Ltd. (d)	3,700	64,097
Nippon Gas Co. Ltd.	29,600	438,675
Nippon Hume Corp.	6,700	39,034
Nippon Kayaku Co. Ltd. (d)	25,700	214,741
Nippon Kodoshi Corp. (d)	1,600	21,168
Nippon Light Metal Holdings Co. Ltd.	16,500	185,712
Nippon Paper Industries Co. Ltd. (a)	26,600	239,818
Nippon Parking Development Co. Ltd. - Class C	53,400	76,201
Nippon Pillar Packing Co. Ltd. (d)	4,700	122,642
Nippon Piston Ring Co. Ltd. (a)(b)(c)	3,200	39,936
Nippon Rietec Co. Ltd.	3,700	32,177
Nippon Road Co. Ltd.	4,500	56,550
Nippon Seiki Co. Ltd.	13,100	102,226
Nippon Seisen Co. Ltd.	700	22,339
Nippon Sharyo Ltd.	2,600	36,483
Nippon Sheet Glass Co. Ltd. (a)	15,100	81,667
Nippon Shokubai Co. Ltd.	3,100	112,588
Nippon Signal Company Ltd.	11,900	74,803
Nippon Soda Co. Ltd.	6,000	220,727
Nippon Thompson Co. Ltd. (d)	15,700	58,155
Nippon Yakin Kogyo Co. Ltd. (d)	3,500	108,704
Nipro Corp. (d)	39,400	318,617
Nishi-Nippon Financial Holdings, Inc.	30,100	342,194
Nishi-Nippon Railroad Co. Ltd. (d)	15,900	263,883
Nishikawa Rubber Co. Ltd.	1,200	11,983
Nishimatsu Construction Co. Ltd. (d)	8,200	203,420
Nishimatsuya Chain Co. Ltd.	11,300	122,754
Nishimoto Co. Ltd.	1,400	45,352
Nishio Holdings Co. Ltd.	6,000	141,624
Nissan Shatai Co. Ltd. (d)	12,600	72,025
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	35,611

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nissei ASB Machine Co. Ltd.	2,300	$69,988
Nissei Plastic Industrial Co. Ltd.	4,500	30,667
Nissha Co. Ltd.	11,100	124,671
Nisshin Group Holdings Co. Ltd.	12,300	44,418
Nisshin Oillio Group Ltd.	5,900	165,152
Nisshinbo Holdings, Inc.	33,720	250,917
Nissin Corp. (d)	3,700	66,188
Nisso Corp. (a)(b)(c)	1,400	7,260
Nissui Corp.	80,800	395,488
Nitta Corp.	5,000	111,014
Nitta Gelatin, Inc.	4,500	21,341
NITTAN Corp.	6,300	13,864
Nittetsu Mining Co. Ltd. (d)	3,400	113,863
Nitto Boseki Co. Ltd. (d)	4,700	109,459
Nitto Fuji Flour Milling Co. Ltd.	800	26,220
Nitto Kogyo Corp. (d)	7,600	182,227
Nitto Kohki Co. Ltd.	3,200	42,006
Nitto Seiko Co. Ltd.	8,900	35,510
Nittoc Construction Co. Ltd.	5,950	43,457
NJS Co. Ltd.	2,200	44,265
Noevir Holdings Co. Ltd. (d)	3,200	113,223
Nohmi Bosai Ltd.	6,100	72,141
Nojima Corp. (d)	18,000	157,363
NOK Corp. (d)	4,700	62,358
Nomura Micro Science Co. Ltd.	1,300	52,891
Noritake Co. Ltd.	2,500	103,511
Noritsu Koki Co. Ltd.	5,200	116,959
Noritz Corp.	7,600	80,610
North Pacific Bank Ltd.	69,000	165,720
NS Tool Co. Ltd.	4,800	33,898
NS United Kaiun Kaisha Ltd.	2,500	65,666
NSD Co. Ltd.	18,540	350,712
NSW, Inc.	1,900	35,598
NTN Corp.	104,800	199,437
Oat Agrio Co. Ltd.	400	4,677
Obara Group, Inc.	2,700	69,686
Oenon Holdings, Inc.	12,300	34,867
Ogaki Kyoritsu Bank Ltd. (d)	9,400	130,387
Ohara, Inc.	1,600	13,882
Ohashi Technica, Inc.	3,800	41,889
Ohba Co. Ltd.	4,600	29,311
Ohsho Food Service Corp.	3,600	166,415
OIE Sangyo Co. Ltd.	800	10,784
Oiles Corp. (d)	6,200	83,252
Oisix ra daichi, Inc. (a)(d)	5,600	60,238
Oita Bank Ltd.	3,600	65,437
Okabe Co. Ltd.	9,400	47,329
Okada Aiyon Corp.	1,900	26,438
Okamoto Industries, Inc.	2,800	94,952
Okamoto Machine Tool Works Ltd.	1,400	51,463
Okamura Corp.	16,500	249,414
Okasan Securities Group, Inc.	39,200	182,182
Oki Electric Industry Co. Ltd.	22,700	152,707
Okinawa Cellular Telephone Co.	7,500	161,257
Okinawa Electric Power Co., Inc. (d)	13,527	101,726
Okinawa Financial Group, Inc. (d)	4,760	77,538
OKUMA Corp. (d)	6,400	281,313

Japan—(Continued)
Okumura Corp.	7,700	231,259
Okura Industrial Co. Ltd.	2,300	39,882
Okuwa Co. Ltd.	7,400	43,061
Onoken Co. Ltd.	4,300	49,491
Onward Holdings Co. Ltd. (d)	22,500	78,378
Open Up Group, Inc.	4,700	57,638
Optex Group Co. Ltd.	6,800	73,603
Optim Corp. (a)	4,200	24,204
Optorun Co. Ltd.	5,500	67,586
Organo Corp. (d)	7,300	204,825
Oricon, Inc.	1,200	6,348
Orient Corp.	11,670	90,557
Oriental Shiraishi Corp.	33,400	73,477
Origin Co. Ltd.	2,200	18,546
Oro Co. Ltd.	2,100	30,252
Osaka Organic Chemical Industry Ltd.	4,100	69,216
Osaka Soda Co. Ltd. (d)	3,400	145,860
Osaka Steel Co. Ltd.	3,700	45,553
OSAKA Titanium Technologies Co. Ltd.	1,400	28,626
Osaki Electric Co. Ltd.	11,700	53,118
OSG Corp.	22,400	263,847
OUG Holdings, Inc.	700	11,366
Outsourcing, Inc.	32,100	247,759
Oyo Corp.	4,900	81,671
Ozu Corp.	600	6,405
Pacific Industrial Co. Ltd.	10,200	97,705
Pacific Metals Co. Ltd. (a)	5,100	47,807
Pack Corp.	3,900	82,291
PAL GROUP Holdings Co. Ltd.	8,600	111,429
PALTAC Corp.	1,900	59,584
Paraca, Inc.	300	3,958
Paramount Bed Holdings Co. Ltd. (d)	11,300	177,925
Paris Miki Holdings, Inc.	10,600	27,296
Park24 Co. Ltd. (a)	7,000	88,643
Pasona Group, Inc.	6,200	67,745
PCI Holdings, Inc.	1,800	12,713
Pegasus Co. Ltd.	5,400	22,243
Penta-Ocean Construction Co. Ltd.	43,600	259,427
People Dreams & Technologies Group Co. Ltd.	1,400	15,409
PeptiDream, Inc. (a)	5,500	59,216
PIA Corp. (a)	500	12,307
Pickles Holdings Co. Ltd.	2,600	22,760
Pigeon Corp.	31,900	360,276
Pilot Corp.	5,800	198,977
Piolax, Inc.	7,300	111,683
Pole To Win Holdings, Inc.	7,900	27,822
PR Times Corp. (a)	700	8,128
Premium Group Co. Ltd.	7,800	83,037
Premium Water Holdings, Inc.	500	9,611
Press Kogyo Co. Ltd. (d)	22,400	103,210
Pressance Corp.	4,000	49,011
Prestige International, Inc. (d)	27,100	111,684
Prima Meat Packers Ltd.	6,700	109,935
Pro-Ship, Inc.	2,300	19,416
Procrea Holdings, Inc. (d)	6,521	85,438
Pronexus, Inc.	5,100	40,090
Proto Corp. (d)	7,500	60,764

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
PS Mitsubishi Construction Co. Ltd.	8,800	$49,144
Punch Industry Co. Ltd. (d)	2,700	7,851
QB Net Holdings Co. Ltd. (a)	1,400	15,161
Qol Holdings Co. Ltd. (d)	7,400	91,816
Quick Co. Ltd.	4,000	56,248
Raccoon Holdings, Inc.	4,100	20,672
Raito Kogyo Co. Ltd.	10,700	147,556
Raiznext Corp.	7,700	74,869
RaQualia Pharma, Inc. (a)	300	1,488
Rasa Industries Ltd.	2,600	35,903
Raysum Co. Ltd.	1,000	21,663
Relo Group, Inc.	5,600	60,597
Rengo Co. Ltd.	46,800	321,609
RENOVA, Inc. (a)	5,100	38,604
Resorttrust, Inc.	23,800	355,524
Restar Holdings Corp.	4,500	73,676
Retail Partners Co. Ltd.	4,300	50,135
Rheon Automatic Machinery Co. Ltd.	5,000	44,588
Rhythm Co. Ltd.	2,500	30,749
Riberesute Corp. (d)	4,300	22,987
Ricoh Leasing Co. Ltd. (d)	3,500	102,631
Ride On Express Holdings Co. Ltd.	1,700	11,885
Right On Co. Ltd. (a)(d)	5,900	20,171
Riken Corp. (b)(c)(d)	2,500	61,229
Riken Keiki Co. Ltd. (d)	3,700	149,123
Riken Technos Corp.	9,900	47,335
Riken Vitamin Co. Ltd.	5,400	80,063
Rion Co. Ltd.	2,200	32,824
Riso Kyoiku Co. Ltd. (d)	34,770	57,681
Rock Field Co. Ltd.	6,600	71,258
Rokko Butter Co. Ltd.	3,600	33,252
Roland Corp.	2,800	76,753
Roland DG Corp.	3,000	68,192
Rorze Corp.	2,500	171,994
Round One Corp. (d)	37,800	141,556
RS Technologies Co. Ltd.	2,800	53,474
Ryobi Ltd.	6,200	125,956
RYODEN Corp. (d)	4,500	69,956
Ryosan Co. Ltd.	3,900	115,860
S Foods, Inc.	4,500	100,657
S&B Foods, Inc.	1,500	39,443
S-Pool, Inc.	18,000	57,341
Sac’s Bar Holdings, Inc.	5,250	31,491
Sagami Rubber Industries Co. Ltd.	1,800	11,439
Saibu Gas Holdings Co. Ltd. (d)	6,400	82,603
Saison Information Systems Co. Ltd.	600	7,824
Sakai Chemical Industry Co. Ltd.	4,700	65,034
Sakai Heavy Industries Ltd.	1,000	35,577
Sakai Moving Service Co. Ltd.	5,600	93,383
Sakata INX Corp.	10,100	86,982
Sakura Internet, Inc. (d)	4,400	35,809
Sala Corp.	13,800	70,240
SAMTY Co. Ltd.	6,200	98,378
San Holdings, Inc.	5,600	39,250
San ju San Financial Group, Inc.	5,770	71,400
San-A Co. Ltd.	5,700	182,210
San-Ai Obbli Co. Ltd. (d)	17,800	188,880

Japan—(Continued)
San-In Godo Bank Ltd. (d)	33,700	218,405
Sanden Corp. (a)	4,400	5,915
Sanei Architecture Planning Co. Ltd.	2,800	37,833
Sangetsu Corp.	12,600	245,486
Sanken Electric Co. Ltd.	4,000	241,166
Sanki Engineering Co. Ltd.	10,300	111,821
Sanko Metal Industrial Co. Ltd.	1,000	27,054
Sankyo Frontier Co. Ltd.	1,000	27,954
Sankyo Seiko Co. Ltd.	10,800	57,256
Sankyo Tateyama, Inc.	6,500	40,952
Sankyu, Inc.	6,900	238,630
Sanoh Industrial Co. Ltd.	6,300	41,941
Sansei Technologies, Inc.	800	6,611
Sansha Electric Manufacturing Co. Ltd. (d)	2,700	24,682
Sanshin Electronics Co. Ltd.	2,400	34,939
Sanyo Chemical Industries Ltd.	3,300	90,395
Sanyo Denki Co. Ltd.	2,500	114,321
Sanyo Electric Railway Co. Ltd. (d)	4,800	69,315
Sanyo Industries Ltd.	1,300	18,194
Sanyo Shokai Ltd.	2,500	33,374
Sanyo Special Steel Co. Ltd. (d)	5,000	98,464
Sanyo Trading Co. Ltd.	5,300	47,813
Sapporo Holdings Ltd.	7,900	251,345
Sata Construction Co. Ltd.	2,600	9,220
Sato Holdings Corp. (d)	8,100	114,331
Sato Shoji Corp.	4,100	41,462
Satori Electric Co. Ltd.	2,100	26,331
Sawai Group Holdings Co. Ltd.	7,500	229,608
Saxa Holdings, Inc.	2,400	39,271
SB Technology Corp.	3,000	45,262
SBI Insurance Group Co. Ltd.	1,400	11,299
SBS Holdings, Inc.	5,200	97,429
Scroll Corp. (d)	8,000	53,139
SEC Carbon Ltd.	200	19,284
Seed Co. Ltd.	1,700	9,447
Seika Corp.	2,600	38,869
Seikagaku Corp.	9,800	52,963
Seikitokyu Kogyo Co. Ltd. (d)	5,000	52,434
Seiko Group Corp.	7,600	132,974
Seiko PMC Corp.	3,500	25,330
Seikoh Giken Co. Ltd.	700	6,545
Seino Holdings Co. Ltd.	3,800	53,228
Seiren Co. Ltd. (d)	12,600	197,389
Sekisui Jushi Corp. (d)	6,100	97,278
Sekisui Kasei Co. Ltd.	8,100	25,083
SEMITEC Corp.	1,600	20,759
Senko Group Holdings Co. Ltd.	29,400	206,041
Senshu Electric Co. Ltd. (d)	3,800	89,578
Senshu Ikeda Holdings, Inc.	63,200	135,610
Senshukai Co. Ltd. (a)	11,000	29,655
SERAKU Co. Ltd.	700	6,071
Seria Co. Ltd. (d)	11,900	175,277
Seven Bank Ltd.	33,800	70,125
Shibaura Electronics Co. Ltd.	1,900	76,480
Shibaura Machine Co. Ltd. (d)	5,700	156,819
Shibaura Mechatronics Corp.	2,700	126,593
Shibusawa Warehouse Co. Ltd. (d)	2,800	57,017

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shibuya Corp.	4,400	$73,861
Shidax Corp. (d)	3,000	12,202
Shiga Bank Ltd. (d)	9,500	221,652
Shikibo Ltd.	4,700	34,302
Shikoku Bank Ltd. (d)	8,900	60,525
Shikoku Electric Power Co., Inc.	40,900	279,522
Shikoku Kasei Holdings Corp.	8,700	96,117
Shima Seiki Manufacturing Ltd. (d)	7,000	83,704
Shimizu Bank Ltd.	3,400	36,636
Shimojima Co. Ltd.	4,200	32,607
Shin Nippon Air Technologies Co. Ltd.	2,100	33,855
Shin Nippon Biomedical Laboratories Ltd. (d)	5,300	66,271
Shin-Etsu Polymer Co. Ltd.	11,900	106,463
Shinagawa Refractories Co. Ltd.	8,000	81,141
Shindengen Electric Manufacturing Co. Ltd.	1,900	38,819
Shinki Bus Co. Ltd. (d)	900	20,526
Shinko Shoji Co. Ltd.	8,400	66,674
Shinmaywa Industries Ltd.	15,000	127,869
Shinnihon Corp.	6,300	51,723
Shinnihonseiyaku Co. Ltd. (d)	1,100	11,242
Shinsho Corp.	1,400	54,210
Shinwa Co. Ltd.	5,400	61,943
Ship Healthcare Holdings, Inc.	15,700	237,506
Shizuki Electric Co., Inc.	8,000	24,986
Shizuoka Gas Co. Ltd.	11,300	76,994
Shoei Co. Ltd.	12,600	192,755
Shoei Foods Corp. (d)	800	26,129
Shofu, Inc.	3,500	50,368
Showa Sangyo Co. Ltd.	5,700	116,457
SIGMAXYZ Holdings, Inc.	7,200	75,697
Siix Corp.	7,800	79,409
Silver Life Co. Ltd. (d)	900	6,881
Simplex Holdings, Inc.	700	12,673
Sinanen Holdings Co. Ltd.	1,800	48,602
Sinfonia Technology Co. Ltd.	6,200	66,701
Sinko Industries Ltd.	5,600	82,800
Sintokogio Ltd.	10,800	78,984
SK-Electronics Co. Ltd. (d)	2,700	54,358
SKY Perfect JSAT Holdings, Inc. (d)	38,600	179,939
Smaregi, Inc. (a)(d)	1,200	22,691
SMK Corp. (d)	1,700	28,076
SMS Co. Ltd.	8,200	139,494
Snow Peak, Inc. (d)	5,400	42,727
SNT Corp.	7,300	12,059
Soda Nikka Co. Ltd.	4,500	30,954
Sodick Co. Ltd.	14,500	70,981
Soft99 Corp.	5,100	45,195
Softcreate Holdings Corp. (d)	4,600	53,572
Software Service, Inc.	900	61,051
Soiken Holdings, Inc.	2,100	3,199
Soken Chemical & Engineering Co. Ltd.	700	9,108
Solasto Corp.	12,800	53,055
Soliton Systems KK	2,500	19,220
Solxyz Co. Ltd.	1,400	4,251
Sotetsu Holdings, Inc.	12,100	239,262
Sotoh Co. Ltd.	3,100	15,720
Space Co. Ltd.	5,060	31,384

Japan—(Continued)
Sparx Group Co. Ltd.	5,840	58,842
SPK Corp.	2,600	33,475
Sprix, Inc.	1,300	7,035
SRA Holdings	3,100	72,249
SRE Holdings Corp. (a)(d)	1,900	37,400
ST Corp.	4,100	40,922
St-Care Holding Corp.	2,300	12,924
St. Marc Holdings Co. Ltd.	5,100	64,571
Star Mica Holdings Co. Ltd.	6,000	25,245
Star Micronics Co. Ltd.	9,200	115,538
Starts Corp., Inc.	8,700	169,904
Starzen Co. Ltd.	3,700	64,061
Stella Chemifa Corp. (d)	3,000	62,293
Step Co. Ltd. (d)	2,500	28,996
Strike Co. Ltd. (d)	2,200	49,164
Studio Alice Co. Ltd.	2,900	40,279
Subaru Enterprise Co. Ltd.	100	8,098
Sugimoto & Co. Ltd.	3,000	44,064
Sumida Corp.	7,500	76,562
Suminoe Textile Co. Ltd.	1,400	21,153
Sumitomo Bakelite Co. Ltd.	7,900	344,431
Sumitomo Densetsu Co. Ltd.	4,900	90,885
Sumitomo Mitsui Construction Co. Ltd.	40,360	110,983
Sumitomo Osaka Cement Co. Ltd.	7,900	194,051
Sumitomo Pharma Co. Ltd.	7,300	26,241
Sumitomo Riko Co. Ltd.	11,500	85,963
Sumitomo Seika Chemicals Co. Ltd.	2,200	66,650
Sumitomo Warehouse Co. Ltd.	14,700	234,471
Sun Frontier Fudousan Co. Ltd. (d)	8,800	88,621
Sun-Wa Technos Corp.	3,000	43,105
Suncall Corp.	8,300	27,152
Suruga Bank Ltd.	39,500	167,538
Suzuki Co. Ltd.	3,300	26,150
SWCC Corp.	7,600	108,186
System Information Co. Ltd. (a)(d)	2,800	17,357
System Research Co. Ltd.	1,200	23,464
Systems Engineering Consultants Co. Ltd.	600	14,002
Systena Corp.	71,400	128,387
Syuppin Co. Ltd. (d)	6,100	46,106
T Hasegawa Co. Ltd. (d)	6,000	122,299
T RAD Co. Ltd.	1,900	28,512
T&K Toka Co. Ltd.	5,700	54,655
T-Gaia Corp.	6,000	70,825
Tachi-S Co. Ltd. (d)	7,300	82,801
Tachibana Eletech Co. Ltd.	4,240	80,143
Tachikawa Corp.	3,100	29,321
Tadano Ltd.	28,200	239,587
Taihei Dengyo Kaisha Ltd.	3,300	89,811
Taiheiyo Cement Corp. (d)	17,300	306,548
Taiheiyo Kouhatsu, Inc.	2,100	11,349
Taiho Kogyo Co. Ltd.	6,400	38,458
Taikisha Ltd.	6,700	202,494
Taiko Bank Ltd. (d)	3,100	27,805
Taisei Lamick Co. Ltd.	2,200	43,855
Taiyo Holdings Co. Ltd.	9,800	167,987
Takamatsu Construction Group Co. Ltd.	3,700	65,969
Takamiya Co. Ltd.	5,200	17,005

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takano Co. Ltd. (d)	4,600	$26,766
Takaoka Toko Co. Ltd.	3,165	44,470
Takara & Co. Ltd.	1,300	21,451
Takara Bio, Inc.	11,100	102,653
Takara Holdings, Inc.	36,400	292,334
Takara Standard Co. Ltd. (d)	8,300	102,711
Takasago International Corp.	3,600	72,464
Takasago Thermal Engineering Co. Ltd. (d)	10,200	198,249
Takashima & Co. Ltd.	6,000	37,322
Takashimaya Co. Ltd.	3,800	55,423
Takemoto Yohki Co. Ltd.	1,200	6,499
Takeuchi Manufacturing Co. Ltd.	9,400	307,780
Takisawa Machine Tool Co. Ltd. (d)	2,200	38,107
Takuma Co. Ltd.	12,900	133,509
Tama Home Co. Ltd. (d)	4,000	95,152
Tamron Co. Ltd.	5,100	155,639
Tamura Corp. (d)	22,100	82,607
Tanseisha Co. Ltd.	11,750	73,223
Tatsuta Electric Wire & Cable Co. Ltd. (a)(d)	14,200	66,524
Tayca Corp.	4,000	36,635
Tazmo Co. Ltd.	2,500	49,066
TBK Co. Ltd.	8,000	22,710
TDC Soft, Inc.	4,900	55,421
TechMatrix Corp. (d)	9,800	103,807
Techno Medica Co. Ltd.	2,400	34,790
Techno Ryowa Ltd.	4,800	43,351
Teijin Ltd. (d)	28,500	276,967
Teikoku Electric Manufacturing Co. Ltd.	4,200	70,984
Teikoku Sen-I Co. Ltd.	4,900	63,379
Teikoku Tsushin Kogyo Co. Ltd. (d)	3,000	37,044
Tekken Corp.	2,700	38,405
Temairazu, Inc.	700	11,802
Tenma Corp.	3,600	57,459
Tess Holdings Co. Ltd.	2,600	9,143
Tigers Polymer Corp.	2,200	10,299
TKC Corp.	7,400	180,103
TKP Corp. (a)(d)	2,100	36,536
Toa Corp.	9,300	129,674
TOA ROAD Corp.	1,500	53,565
Toagosei Co. Ltd.	25,200	226,477
Tobishima Corp.	5,560	51,463
TOC Co. Ltd.	10,000	42,933
Tocalo Co. Ltd. (d)	17,400	158,456
Tochigi Bank Ltd. (d)	27,400	58,979
Toda Corp.	36,000	194,946
Toda Kogyo Corp. (a)	600	7,684
Toei Co. Ltd.	400	50,426
Toell Co. Ltd.	3,100	15,760
Toenec Corp.	1,900	53,810
Toho Bank Ltd.	57,800	108,867
Toho Co. Ltd.	1,700	38,353
Toho Gas Co. Ltd. (d)	9,100	158,704
Toho Holdings Co. Ltd.	13,700	292,645
Toho Titanium Co. Ltd. (d)	9,800	117,446
Toho Zinc Co. Ltd.	3,400	37,202
Tohoku Bank Ltd.	4,700	36,059
Tohokushinsha Film Corp.	4,800	37,600

Japan—(Continued)
Tokai Carbon Co. Ltd.	42,000	328,841
Tokai Corp.	5,800	73,687
TOKAI Holdings Corp. (d)	24,700	152,994
Tokai Lease Co. Ltd.	1,600	14,154
Tokai Rika Co. Ltd. (d)	13,200	206,876
Tokai Tokyo Financial Holdings, Inc.	46,600	151,150
Token Corp. (d)	1,760	93,719
Tokushu Tokai Paper Co. Ltd. (d)	2,500	57,188
Tokuyama Corp.	15,800	248,293
Tokyo Base Co. Ltd. (d)	4,100	9,288
Tokyo Electron Device Ltd. (d)	6,000	142,162
Tokyo Energy & Systems, Inc.	6,200	41,012
Tokyo Individualized Educational Institute, Inc.	2,500	8,195
Tokyo Keiki, Inc.	4,200	41,140
Tokyo Kiraboshi Financial Group, Inc.	5,624	169,380
Tokyo Ohka Kogyo Co. Ltd.	1,600	95,136
Tokyo Rakutenchi Co. Ltd.	1,000	27,779
Tokyo Rope Manufacturing Co. Ltd.	2,800	25,467
Tokyo Sangyo Co. Ltd.	5,500	30,604
Tokyo Seimitsu Co. Ltd.	7,700	385,421
Tokyo Steel Manufacturing Co. Ltd. (d)	18,900	215,247
Tokyo Tekko Co. Ltd.	2,000	47,194
Tokyo Theatres Co., Inc. (d)	2,900	21,691
Tokyotokeiba Co. Ltd.	4,200	112,915
Tokyu Construction Co. Ltd.	21,400	111,662
Toli Corp.	15,600	38,185
Tomato Bank Ltd.	4,200	34,599
Tomen Devices Corp. (d)	800	25,883
Tomoe Corp.	9,800	37,491
Tomoe Engineering Co. Ltd.	2,100	43,047
Tomoku Co. Ltd. (d)	3,000	49,229
TOMONY Holdings, Inc. (d)	40,500	125,014
Tomy Co. Ltd.	23,200	335,389
Tonami Holdings Co. Ltd.	1,300	40,085
Topcon Corp. (d)	28,800	317,470
Topre Corp. (d)	9,800	111,169
Topy Industries Ltd.	4,000	68,060
Torex Semiconductor Ltd.	500	7,196
Toridoll Holdings Corp. (d)	10,700	263,742
Torigoe Co. Ltd.	6,000	27,296
Torii Pharmaceutical Co. Ltd.	3,500	90,590
Torishima Pump Manufacturing Co. Ltd.	5,200	66,118
Tosei Corp.	7,100	91,682
Toshiba TEC Corp.	6,000	136,997
Totech Corp.	700	24,278
Totetsu Kogyo Co. Ltd. (d)	7,200	141,499
Tottori Bank Ltd.	3,700	34,706
Toukei Computer Co. Ltd.	300	12,444
Towa Bank Ltd.	11,500	48,342
Towa Corp.	6,300	174,457
Towa Pharmaceutical Co. Ltd.	6,800	129,869
Toyo Construction Co. Ltd.	25,499	207,751
Toyo Corp. (d)	7,900	68,735
Toyo Denki Seizo KK	3,200	21,031
Toyo Engineering Corp. (a)	8,200	37,563
Toyo Gosei Co. Ltd. (d)	800	36,044
Toyo Ink SC Holdings Co. Ltd.	8,900	139,161

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyo Kanetsu KK	2,400	$53,884
Toyo Machinery & Metal Co. Ltd.	6,000	27,532
Toyo Securities Co. Ltd.	14,100	30,268
Toyo Tanso Co. Ltd.	3,600	130,476
Toyo Tire Corp.	12,100	186,215
Toyo Wharf & Warehouse Co. Ltd.	2,500	23,583
Toyobo Co. Ltd.	22,100	159,660
TPR Co. Ltd. (d)	6,300	76,886
Traders Holdings Co. Ltd. (d)	2,800	12,692
Trancom Co. Ltd. (d)	2,300	112,934
Trans Genic, Inc.	2,700	5,202
Transaction Co. Ltd.	1,400	17,464
Transcosmos, Inc.	4,200	89,724
TRE Holdings Corp.	5,600	45,120
Tri Chemical Laboratories, Inc. (d)	6,000	124,271
Trusco Nakayama Corp.	11,300	185,048
TS Tech Co. Ltd.	20,700	233,523
TSI Holdings Co. Ltd.	14,405	78,019
Tsubaki Nakashima Co. Ltd. (d)	13,000	67,899
Tsubakimoto Chain Co.	6,300	163,269
Tsubakimoto Kogyo Co. Ltd.	1,200	39,483
Tsugami Corp.	10,600	82,195
Tsukishima Holdings Co. Ltd. (d)	7,200	63,539
Tsukuba Bank Ltd.	26,700	47,233
Tsumura & Co.	16,200	301,239
Tsurumi Manufacturing Co. Ltd. (d)	4,500	92,358
Tsutsumi Jewelry Co. Ltd.	700	11,507
TV Asahi Holdings Corp.	6,300	71,212
Tv Tokyo Holdings Corp.	1,800	35,714
TYK Corp.	6,000	13,387
UACJ Corp.	7,985	166,852
UBE Corp. (d)	22,800	384,454
Ubicom Holdings, Inc.	500	4,506
Uchida Yoko Co. Ltd.	2,100	95,118
Ueki Corp.	2,200	22,185
ULS Group, Inc.	600	17,033
Ulvac, Inc.	7,800	281,231
Union Tool Co.	2,900	75,240
Unipres Corp. (d)	10,600	82,128
United Arrows Ltd.	3,100	40,615
United Super Markets Holdings, Inc.	15,500	110,848
UNITED, Inc.	6,000	38,249
Unitika Ltd. (a)	15,600	21,386
Universal Entertainment Corp.	6,100	89,894
Urbanet Corp. Co. Ltd.	4,500	11,867
Usen-Next Holdings Co. Ltd.	2,700	60,467
Ushio, Inc.	25,500	309,723
UT Group Co. Ltd. (a)	6,600	98,376
UUUM Co. Ltd. (a)(d)	1,800	8,672
V Technology Co. Ltd.	2,700	37,452
V-Cube, Inc.	2,100	5,523
Valor Holdings Co. Ltd.	9,800	143,346
Valqua Ltd.	4,600	127,326
Value HR Co. Ltd.	2,000	16,959
ValueCommerce Co. Ltd.	4,300	36,625
Vector, Inc.	8,200	68,139
Vertex Corp.	3,000	29,803

Japan—(Continued)
Village Vanguard Co. Ltd. (a)	2,300	17,206
VINX Corp.	1,000	8,620
Vision, Inc. (a)	4,000	40,352
Visional, Inc. (a)	1,900	95,439
Vital KSK Holdings, Inc.	9,100	60,985
VT Holdings Co. Ltd.	19,800	67,682
Wacoal Holdings Corp. (d)	11,200	253,160
Wacom Co. Ltd. (d)	20,400	80,887
Wakachiku Construction Co. Ltd.	2,800	56,355
Wakamoto Pharmaceutical Co. Ltd.	9,000	13,426
Wakita & Co. Ltd.	9,700	91,000
Warabeya Nichiyo Holdings Co. Ltd. (d)	4,200	79,333
Waseda Academy Co. Ltd.	1,400	13,359
Watahan & Co. Ltd.	3,200	28,342
Watts Co. Ltd. (d)	1,900	7,680
WDB Holdings Co. Ltd.	2,700	36,870
Weathernews, Inc.	1,500	63,401
Welbe, Inc.	2,300	9,855
Wellneo Sugar Co. Ltd.	2,400	33,283
Wellnet Corp.	4,400	17,274
West Holdings Corp. (d)	5,629	122,689
Will Group, Inc.	4,200	30,444
WIN-Partners Co. Ltd.	5,000	36,386
WingArc1st, Inc.	1,800	30,928
Wood One Co. Ltd. (d)	2,600	18,408
World Co. Ltd.	5,000	54,833
World Holdings Co. Ltd.	2,500	40,592
Wowow, Inc.	2,200	16,716
Xebio Holdings Co. Ltd.	7,300	48,826
YA-MAN Ltd. (d)	8,800	59,364
Yachiyo Industry Co. Ltd.	3,900	35,999
Yahagi Construction Co. Ltd.	9,500	79,914
Yaizu Suisankagaku Industry Co. Ltd.	4,400	38,629
YAKUODO Holdings Co. Ltd.	2,900	52,438
YAMABIKO Corp.	10,200	98,203
YAMADA Consulting Group Co. Ltd.	3,100	33,497
Yamagata Bank Ltd. (d)	6,900	52,217
Yamaguchi Financial Group, Inc. (d)	46,700	408,555
Yamaichi Electronics Co. Ltd.	6,100	70,039
Yamanashi Chuo Bank Ltd. (d)	7,800	86,803
Yamatane Corp.	3,400	47,349
Yamato Corp.	5,000	32,038
Yamaura Corp.	2,800	23,337
Yamaya Corp. (d)	1,150	22,381
Yamazawa Co. Ltd.	1,000	8,404
Yamazen Corp.	16,300	128,168
Yaoko Co. Ltd. (d)	2,600	133,706
Yashima Denki Co. Ltd. (d)	7,500	66,857
Yasuda Logistics Corp.	4,900	34,975
Yasunaga Corp. (d)	1,700	9,231
Yellow Hat Ltd.	9,200	116,724
Yodogawa Steel Works Ltd. (d)	5,500	130,383
Yokogawa Bridge Holdings Corp.	9,200	171,916
Yokorei Co. Ltd. (d)	14,000	113,409
Yokowo Co. Ltd.	4,300	45,256
Yomeishu Seizo Co. Ltd.	2,400	29,626
Yondenko Corp.	2,400	45,637

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yondoshi Holdings, Inc.	4,600	$57,964
Yonex Co. Ltd. (d)	9,500	101,369
Yorozu Corp.	6,500	41,154
Yoshinoya Holdings Co. Ltd.	16,100	302,753
Yotai Refractories Co. Ltd.	4,100	39,762
Yuasa Funashoku Co. Ltd.	1,300	26,405
Yuasa Trading Co. Ltd. (d)	4,800	132,734
Yuken Kogyo Co. Ltd.	1,300	19,861
Yukiguni Maitake Co. Ltd.	2,100	12,640
Yurtec Corp.	10,300	66,124
Yushin Precision Equipment Co. Ltd.	2,900	13,286
Yushiro Chemical Industry Co. Ltd.	3,700	38,004
Yutaka Giken Co. Ltd.	600	8,075
Zaoh Co. Ltd.	800	13,583
Zenrin Co. Ltd. (d)	9,750	59,542
ZERIA Pharmaceutical Co. Ltd.	2,800	41,549
ZIGExN Co. Ltd.	8,400	29,353
Zuiko Corp. (d)	4,000	32,791

		121,949,538

Jersey, Channel Islands—0.1%
Centamin PLC	356,454	363,019

Jordan—0.1%
Hikma Pharmaceuticals PLC	7,175	182,812

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,366	240,933
VP Bank AG - Class A	1,049	100,755

		341,688

Luxembourg—0.3%
ADLER Group SA (144A) (a)	1,495	765
APERAM SA	12,870	374,249
Befesa SA	9,306	284,431
L’Occitane International SA	51,500	153,615
SES SA	84,181	551,304

		1,364,364

Macau—0.0%
MECOM Power & Construction Ltd. (a)	211,500	12,142
SJM Holdings Ltd. (a)	384,249	150,930

		163,072

Malta—0.0%
Gaming Innovation Group, Inc. (a)	5,882	15,287

Mongolia—0.0%
Mongolian Mining Corp. (a)	33,000	18,653

Netherlands—2.0%
Aalberts NV	24,095	878,732
Acomo NV	2,850	59,478
Alfen NV (a)(d)	4,827	203,151
AMG Critical Materials NV	9,489	285,011

Netherlands—(Continued)
Arcadis NV	18,701	839,677
ASR Nederland NV	17,574	659,605
Basic-Fit NV (a)(d)	8,733	247,277
BE Semiconductor Industries NV	14,828	1,449,872
Beter Bed Holding NV (d)	5,373	32,675
Brack Capital Properties NV (a)	856	71,530
Brunel International NV	6,045	83,005
Corbion NV	16,447	327,189
CTP NV	9,480	135,697
Euronext NV (144A)	2,332	162,287
Flow Traders Ltd.	9,269	172,513
ForFarmers NV	10,101	26,434
Fugro NV (a)	24,705	379,691
Heijmans NV	6,019	67,957
Just Eat Takeaway.com NV (a)(d)	975	12,174
Kendrion NV	3,766	51,532
Koninklijke BAM Groep NV	68,574	145,429
Koninklijke Vopak NV	13,444	460,039
Lucas Bols NV (a)	1,325	14,646
MFE-MediaForEurope NV - Class A	184,032	77,678
MFE-MediaForEurope NV - Class B (d)	95,311	59,885
Nedap NV	1,575	97,271
New World Resources PLC - Class A (a)(b)(c)	11,898	0
OCI NV (a)	6,249	173,816
Pharming Group NV (a)	76,183	97,469
PostNL NV	97,631	208,116
Redcare Pharmacy NV (a)	680	72,543
RHI Magnesita NV	4,696	158,468
SBM Offshore NV	31,084	407,806
SIF Holding NV (a)	1,469	15,278
Signify NV	28,840	771,705
Sligro Food Group NV	6,049	107,040
TKH Group NV	11,501	454,591
TomTom NV (a)	22,362	159,877
Van Lanschot Kempen NV	6,057	162,443

		9,789,587

New Zealand—0.4%
Air New Zealand Ltd.	216,039	94,448
Arvida Group Ltd.	95,215	69,636
Briscoe Group Ltd. (d)	13,123	36,966
Channel Infrastructure NZ Ltd.	39,302	36,221
Chorus Ltd.	47,687	217,197
Delegat Group Ltd.	6,671	32,784
Eroad Ltd. (a)	7,847	3,197
Freightways Group Ltd. (d)	25,733	125,784
Gentrack Group Ltd. (a)	7,810	22,420
Hallenstein Glasson Holdings Ltd. (d)	13,182	48,104
Heartland Group Holdings Ltd.	127,413	135,941
Investore Property Ltd. (d)	46,889	35,686
KMD Brands Ltd.	106,864	55,838
Manawa Energy Ltd.	13,980	37,905
Michael Hill International Ltd.	82,929	46,867
NZME Ltd.	71,247	40,538
NZX Ltd.	79,447	50,621
Oceania Healthcare Ltd.	113,418	48,255
Pacific Edge Ltd. (a)	89,677	6,450

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
PGG Wrightson Ltd.	5,854	$12,982
Restaurant Brands New Zealand Ltd.	7,507	19,390
Sanford Ltd.	17,782	41,456
Scales Corp. Ltd. (d)	25,709	46,451
Serko Ltd. (a)	5,880	15,140
Skellerup Holdings Ltd.	34,311	95,669
SKY Network Television Ltd.	38,232	56,832
SKYCITY Entertainment Group Ltd.	133,795	154,232
Steel & Tube Holdings Ltd.	51,732	35,348
Summerset Group Holdings Ltd.	22,779	139,204
Synlait Milk Ltd. (a)(d)	17,226	14,756
Tourism Holdings Ltd.	27,545	61,058
TOWER Ltd.	53,852	20,013
Turners Automotive Group Ltd.	8,588	19,248
Warehouse Group Ltd.	26,369	27,363

		1,904,000

Norway—0.7%
2020 Bulkers Ltd. (a)(d)	3,023	27,033
ABG Sundal Collier Holding ASA	134,443	64,548
AF Gruppen ASA	720	8,373
Akastor ASA (a)(d)	47,184	52,355
Aker Carbon Capture ASA (a)	38,063	40,245
AMSC ASA	16,816	64,531
ArcticZymes Technologies ASA (a)	4,578	13,066
Atea ASA (a)	14,965	186,900
Axactor ASA (a)	50,628	25,937
B2Holding ASA	54,575	35,281
Belships ASA	6,016	10,147
BLUENORD ASA (a)	3,930	190,798
Bonheur ASA	6,131	128,449
Borregaard ASA	9,707	143,147
Bouvet ASA	11,240	59,675
BW Energy Ltd. (a)	23,018	58,828
BW Offshore Ltd.	24,958	57,415
Cloudberry Clean Energy ASA (a)	5,774	5,772
Crayon Group Holding ASA (a)	9,599	59,234
DNO ASA (d)	94,590	93,387
Europris ASA	42,752	238,487
Grieg Seafood ASA	10,403	76,040
Hexagon Composites ASA (a)	32,350	82,759
Hexagon Purus ASA (a)	12,472	16,183
IDEX Biometrics ASA (a)	200,592	9,045
Itera ASA	17,553	19,787
Kahoot! ASA (a)	28,011	90,824
Kid ASA	4,010	32,811
Kitron ASA	28,832	95,511
LINK Mobility Group Holding ASA (a)	12,521	14,992
Medistim ASA	1,762	35,008
MPC Container Ships ASA	39,419	64,337
Multiconsult ASA	1,528	19,100
Nekkar ASA (a)	8,927	6,601
Norske Skog ASA (d)	5,807	25,098
Norwegian Air Shuttle ASA (a)	68,212	54,451
Odfjell Drilling Ltd.	25,648	90,759
Odfjell SE - A Shares	1,949	17,522
OKEA ASA	884	3,140

Norway—(Continued)
Panoro Energy ASA	4,804	14,093
Pareto Bank ASA	2,287	11,498
PGS ASA (a)	142,218	123,868
Protector Forsikring ASA	18,584	302,039
REC Silicon ASA (a)	64,361	96,236
Scatec ASA	10,806	63,531
Selvaag Bolig ASA	13,262	35,254
Sparebank 1 Oestlandet	3,002	37,425
SpareBank 1 Sorost-Norge	3,854	18,376
Sparebanken More	2,450	17,767
Stolt-Nielsen Ltd.	3,268	94,678
Ultimovacs ASA (a)	1,682	15,846
Veidekke ASA	22,122	201,724
Wilh Wilhelmsen Holding ASA - Class A	2,124	61,871
XXL ASA (a)(d)	193,566	11,223
Zaptec ASA (a)	7,253	17,966

		3,440,971

Peru—0.0%
Hochschild Mining PLC (a)	95,965	97,318

Philippines—0.0%
Del Monte Pacific Ltd.	77,636	9,196

Poland—0.0%
InPost SA (a)	7,174	83,169

Portugal—0.4%
Altri SGPS SA (d)	22,337	100,952
Banco Comercial Portugues SA - Class R (a)	2,143,248	588,041
Corticeira Amorim SGPS SA	2,047	21,057
CTT-Correios de Portugal SA	33,485	123,006
Greenvolt-Energias Renovaveis SA (a)(d)	9,644	54,217
Mota-Engil SGPS SA	25,385	91,553
Navigator Co. SA (d)	64,155	241,811
NOS SGPS SA	68,800	253,053
REN - Redes Energeticas Nacionais SGPS SA	122,322	312,677
Sonae SGPS SA	262,788	255,068

		2,041,435

Singapore—1.2%
Abterra Ltd. (a)(b)(c)	51,720	0
AEM Holdings Ltd.	46,700	117,629
Avarga Ltd. (a)	46,000	6,316
Banyan Tree Holdings Ltd. (a)	97,700	27,924
Best World International Ltd. (a)	17,862	21,921
Bonvests Holdings Ltd.	18,000	13,299
Boustead Singapore Ltd.	82,025	50,910
Bukit Sembawang Estates Ltd.	56,100	158,341
BW LPG Ltd.	21,752	273,733
Capitaland India Trust	220,172	168,924
Centurion Corp. Ltd.	98,400	29,107
China Aviation Oil Singapore Corp. Ltd.	55,000	35,344
Chuan Hup Holdings Ltd.	125,000	17,489
ComfortDelGro Corp. Ltd.	398,200	378,505
COSCO SHIPPING International Singapore Co. Ltd. (a)	214,300	19,722

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Creative Technology Ltd. (a)	16,300	$20,095
CSE Global Ltd.	114,300	38,122
CW Group Holdings Ltd. (a)(b)(c)	106,000	0
Delfi Ltd.	80,600	74,929
Ezion Holdings Ltd. (a)(b)(c)	753,729	1
Ezra Holdings Ltd. (a)(b)(c)	1,000,703	1
Far East Orchard Ltd.	76,120	56,823
First Resources Ltd.	120,500	134,550
Food Empire Holdings Ltd.	54,000	43,742
Fraser & Neave Ltd.	36,400	28,239
Frencken Group Ltd.	57,600	46,866
Fu Yu Corp. Ltd.	98,800	9,513
Gallant Venture Ltd. (a)	257,900	24,337
Geo Energy Resources Ltd.	155,000	32,837
Golden Agri-Resources Ltd.	1,125,500	217,859
GuocoLand Ltd.	68,800	77,090
Haw Par Corp. Ltd.	18,900	136,259
Hiap Hoe Ltd.	58,000	27,154
Ho Bee Land Ltd.	49,800	66,214
Hong Fok Corp. Ltd.	90,940	60,208
Hong Leong Asia Ltd.	52,600	24,562
Hong Leong Finance Ltd.	43,900	79,080
Hotel Grand Central Ltd.	26,435	16,468
Hour Glass Ltd.	68,400	97,023
HRnetgroup Ltd.	67,700	36,381
Hyflux Ltd. (a)(b)(c)	179,500	0
iFAST Corp. Ltd.	25,500	104,417
IGG, Inc. (a)	192,000	79,178
Indofood Agri Resources Ltd.	152,000	33,283
InnoTek Ltd.	17,400	5,244
Japfa Ltd.	98,670	15,515
Keppel Infrastructure Trust	823,428	279,741
KSH Holdings Ltd.	25,700	5,924
Low Keng Huat Singapore Ltd.	122,600	31,838
Metro Holdings Ltd.	141,600	57,059
Mewah International, Inc.	110,000	21,726
Midas Holdings Ltd. (a)(b)(c)	452,000	0
mm2 Asia Ltd. (a)	299,600	8,767
Nanofilm Technologies International Ltd.	29,200	20,027
Netlink NBN Trust	345,500	212,254
NSL Ltd.	15,000	8,512
OUE Ltd. (b)(c)	70,300	53,416
Oxley Holdings Ltd.	268,718	21,044
Pan-United Corp. Ltd.	53,750	15,310
Propnex Ltd.	15,400	9,913
PSC Corp. Ltd.	19,000	4,530
Q&M Dental Group Singapore Ltd.	50,160	9,689
QAF Ltd.	74,167	44,471
Raffles Education Ltd. (a)	335,506	15,159
Raffles Medical Group Ltd.	178,511	163,081
Rickmers Maritime (a)(b)(c)	110,000	0
SATS Ltd. (a)	123,039	233,529
SBS Transit Ltd.	25,600	49,242
Sheng Siong Group Ltd.	146,100	162,310
SHS Holdings Ltd.	47,000	5,088
SIA Engineering Co. Ltd.	55,200	96,412
SIIC Environment Holdings Ltd.	220,300	31,989

Singapore—(Continued)
Sinarmas Land Ltd.	618,500	84,434
Sing Holdings Ltd.	82,000	20,126
Singapore Land Group Ltd.	20,800	31,153
Singapore Post Ltd.	259,000	91,793
Stamford Land Corp. Ltd.	220,201	61,250
StarHub Ltd.	117,100	94,978
Straits Trading Co. Ltd.	14,224	20,575
Swiber Holdings Ltd. (a)(b)(c)	235,498	0
Thomson Medical Group Ltd.	328,600	13,697
Tuan Sing Holdings Ltd.	189,225	40,003
UMS Holdings Ltd.	132,112	125,395
United Overseas Insurance Ltd.	4,000	17,966
UOB-Kay Hian Holdings Ltd.	135,107	139,486
Venture Corp. Ltd.	28,200	255,389
Vicom Ltd.	26,000	28,149
Wee Hur Holdings Ltd.	85,000	10,881
Wing Tai Holdings Ltd.	109,921	112,688
Yeo Hiap Seng Ltd.	20,155	9,436

		5,623,584

Spain—2.5%
Acerinox SA	39,911	386,300
Alantra Partners SA	1,231	12,003
Almirall SA	19,817	201,582
Amper SA (a)(d)	224,339	26,171
Applus Services SA	31,502	329,453
Atresmedia Corp. de Medios de Comunicacion SA	26,979	104,244
Azkoyen SA	3,142	19,179
Banco de Sabadell SA	1,352,287	1,566,373
Bankinter SA (d)	169,125	1,078,115
Caja de Ahorros del Mediterraneo (a)(b)(c)(d)	14,621	0
Cia de Distribucion Integral Logista Holdings SA	12,772	325,802
CIE Automotive SA	12,311	333,119
Construcciones y Auxiliar de Ferrocarriles SA	5,033	157,121
Distribuidora Internacional de Alimentacion SA (a)	2,455,491	34,504
Ebro Foods SA (d)	14,580	245,080
eDreams ODIGEO SA (a)	17,603	120,270
Elecnor SA	8,759	136,550
Enagas SA	57,452	950,740
Ence Energia y Celulosa SA (d)	36,246	121,281
Ercros SA (d)	20,859	66,328
Faes Farma SA	86,911	293,584
Fluidra SA	14,698	298,795
Fomento de Construcciones y Contratas SA (d)	5,220	65,797
Gestamp Automocion SA	22,065	92,017
Global Dominion Access SA	22,659	80,163
Grenergy Renovables SA (a)(d)	1,152	25,170
Grifols SA (a)	10,113	130,939
Grupo Catalana Occidente SA	8,863	285,478
Grupo Empresarial San Jose SA (d)	8,320	32,037
Iberpapel Gestion SA	1,128	19,430
Indra Sistemas SA	42,149	608,990
Laboratorios Farmaceuticos Rovi SA	4,330	234,631
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	186,237	172,053
Mapfre SA	182,747	372,105
Melia Hotels International SA (a)(d)	31,617	192,132

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Miquel y Costas & Miquel SA	8,745	$101,341
Neinor Homes SA (a)	4,237	42,278
Obrascon Huarte Lain SA (a)(d)	47,913	21,008
Pharma Mar SA (d)	2,214	74,941
Prim SA	3,013	34,569
Promotora de Informaciones SA - Class A (a)(d)	83,921	32,332
Prosegur Cash SA	28,432	17,678
Prosegur Compania de Seguridad SA	49,013	79,090
Realia Business SA	123,493	138,394
Sacyr SA	122,246	358,385
Solaria Energia y Medio Ambiente SA (a)(d)	19,439	299,770
Talgo SA (d)	23,239	86,282
Tecnicas Reunidas SA (a)	16,165	157,590
Tubacex SA	28,472	91,376
Unicaja Banco SA	267,421	286,928
Vidrala SA	5,505	476,751
Viscofan SA	10,515	641,610
Vocento SA	18,128	13,298

		12,071,157

Sweden—2.2%
AcadeMedia AB	21,250	90,743
AddLife AB - Class B	6,958	41,006
Addnode Group AB	29,228	177,302
AFRY AB	16,879	197,680
Alimak Group AB	20,850	126,598
Alligo AB - Class B	8,890	83,071
Ambea AB	4,741	15,044
Annehem Fastigheter AB - Class B (a)	7,859	12,067
AQ Group AB	654	24,870
Arjo AB - B Shares	55,404	213,963
Attendo AB (a)	28,610	74,422
Beijer Alma AB	13,962	238,855
Bergman & Beving AB	10,176	146,380
Besqab AB (a)(d)	3,183	7,796
Betsson AB (a)	39,536	434,971
BHG Group AB (a)(d)	13,680	16,308
Bilia AB - A Shares	22,345	216,957
BioGaia AB - B Shares	3,014	27,781
BioInvent International AB (a)(d)	2,421	3,682
Biotage AB	9,366	91,971
Bonava AB - B Shares	18,068	29,987
Boozt AB (a)	5,455	45,123
Bravida Holding AB	5,903	43,508
Bufab AB	8,362	210,054
Bulten AB (d)	4,294	27,361
Bure Equity AB	10,783	214,867
Byggmax Group AB (a)	18,326	49,425
Catella AB	2,281	5,570
Catena AB	6,814	237,038
Cellavision AB	2,146	30,107
Cibus Nordic Real Estate AB	2,907	28,789
Clas Ohlson AB - B Shares	12,720	136,058
Cloetta AB - B Shares	61,762	103,247
Collector Bank AB (a)	5,059	16,336
Coor Service Management Holding AB	24,209	98,347
Corem Property Group AB - Class B (d)	68,633	38,001

Sweden—(Continued)
Corem Property Group AB - Class D	1,405	20,246
Dios Fastigheter AB	26,164	149,231
Dometic Group AB	8,120	51,325
Duni AB	10,660	94,407
Dustin Group AB (a)	18,802	34,795
Eastnine AB	5,243	75,245
Elanders AB - B Shares	1,453	13,000
Electrolux Professional AB - Class B	46,563	239,958
Eltel AB (a)	18,428	11,501
Enea AB (a)(d)	4,082	17,615
Eolus Vind AB - B Shares	935	6,859
Ependion AB	7,843	84,194
Ework Group AB	2,864	28,889
Fagerhult Group AB	19,392	91,000
Fastighets AB Trianon (a)	3,988	5,782
FastPartner AB - Class A	10,644	41,419
Ferronordic AB	275	1,707
Fingerprint Cards AB - Class B (a)(d)	51,699	4,463
FormPipe Software AB (a)	2,450	5,904
G5 Entertainment AB	208	3,007
Granges AB	31,689	298,032
Heba Fastighets AB - Class B	19,054	41,665
Hemnet Group AB	5,505	97,148
HMS Networks AB	4,108	149,526
Hoist Finance AB (a)	12,983	32,439
Humana AB (a)	6,890	16,785
Instalco AB (d)	38,975	115,472
Inwido AB	16,291	163,612
ITAB Shop Concept AB	1,944	1,596
JM AB	14,820	200,689
Karnov Group AB (a)	14,120	62,400
KNOW IT AB	6,672	77,226
Lagercrantz Group AB - B Shares	6,007	60,700
Lime Technologies AB	1,294	31,012
Lindab International AB	21,935	320,543
Loomis AB	9,973	267,800
Medcap AB (a)	879	21,553
MEKO AB	11,543	100,292
MIPS AB	5,892	198,554
Modern Times Group MTG AB - Class B (a)	23,462	158,170
Momentum Group AB	8,890	80,580
Munters Group AB	20,599	263,571
Mycronic AB	13,476	277,730
NCAB Group AB	20,370	100,117
NCC AB - B Shares	17,089	184,410
Nederman Holding AB	6,257	107,158
Net Insight AB - Class B (a)	74,697	28,364
New Wave Group AB - B Shares (d)	29,604	205,053
Nilorngruppen AB - B Shares	1,106	5,605
Nobia AB (a)	40,224	30,029
Nolato AB - B Shares	52,647	215,501
Nordic Paper Holding AB	2,747	8,158
Nordic Waterproofing Holding AB	6,754	100,483
Note AB (a)	2,362	33,928
NP3 Fastigheter AB	8,531	123,476
Nyfosa AB	44,721	239,581
OEM International AB - B Shares	22,800	153,555

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Orron Energy ab (a)	9,493	$6,351
Ovzon AB (a)	673	1,379
Peab AB - Class B	15,067	61,661
Platzer Fastigheter Holding AB - Class B	15,422	94,708
Pricer AB - B Shares	45,096	33,352
Proact IT Group AB	8,496	59,748
Ratos AB - B Shares	61,820	183,823
RaySearch Laboratories AB (a)	7,859	59,630
Rejlers AB	1,659	17,884
Rottneros AB	26,936	26,655
Scandi Standard AB	18,069	86,090
Scandic Hotels Group AB (a)	33,911	115,026
Sdiptech AB - Class B (a)	4,249	85,675
Sensys Gatso Group AB (a)(d)	2,792	16,089
SkiStar AB	13,849	141,511
Softronic AB - B Shares	3,875	5,133
Solid Forsakring AB	2,708	14,657
Stendorren Fastigheter AB (a)	1,576	19,845
Stillfront Group AB (a)	27,529	40,265
Storskogen Group AB - Class B	38,305	27,598
Systemair AB	22,572	141,675
Tethys Oil AB (a)	2,076	10,432
TF Bank AB (a)	690	9,383
Troax Group AB	11,680	165,530
VBG Group AB - B Shares	2,387	41,746
Viaplay Group AB (a)(d)	3,680	11,818
Vitec Software Group AB - B Shares	5,020	235,510
Volati AB	1,043	8,254

		10,829,773

Switzerland—7.8%
Accelleron Industries AG	3,637	94,559
Adecco Group AG	23,812	976,738
Aevis Victoria SA	730	15,130
Allreal Holding AG	4,049	644,920
ALSO Holding AG	1,870	469,433
APG SGA SA	390	76,595
Arbonia AG (d)	14,726	135,302
Aryzta AG (a)	240,805	411,643
Ascom Holding AG	3,201	36,286
Autoneum Holding AG (a)(d)	1,240	160,989
Baloise Holding AG	8,025	1,164,238
Banque Cantonale de Geneve	750	177,760
Banque Cantonale Vaudoise	4,941	518,342
Basilea Pharmaceutica AG (a)	1,225	54,813
Belimo Holding AG	2,620	1,241,823
Bell Food Group AG	640	190,326
Bellevue Group AG	3,322	74,942
Berner Kantonalbank AG	1,195	314,056
BKW AG	5,594	986,070
Bossard Holding AG - Class A	1,729	378,709
Bucher Industries AG	1,798	687,989
Burckhardt Compression Holding AG	714	387,752
Burkhalter Holding AG	555	53,146
Bystronic AG (d)	398	247,349
Calida Holding AG	1,703	56,313
Carlo Gavazzi Holding AG	124	45,771

Switzerland—(Continued)
Cembra Money Bank AG	8,164	554,116
Cicor Technologies Ltd. (a)(d)	644	31,661
Cie Financiere Tradition SA	607	77,273
Clariant AG	57,069	901,589
Coltene Holding AG	1,092	79,332
Comet Holding AG	1,743	387,735
Daetwyler Holding AG	1,318	251,476
DKSH Holding AG	9,849	665,606
dormakaba Holding AG	861	423,201
Dufry AG (a)	21,834	830,913
EDAG Engineering Group AG	3,171	39,051
EFG International AG	23,424	265,787
Emmi AG	591	556,848
Energiedienst Holding AG	3,894	180,832
Feintool International Holding AG (d)	1,764	40,756
Fenix Outdoor International AG (d)	1,091	66,416
Ferrexpo PLC (a)	523	484
Flughafen Zurich AG	5,235	998,168
Forbo Holding AG	276	335,965
Fundamenta Real Estate AG	4,539	82,737
Galenica AG	13,170	973,017
GAM Holding AG (a)	62,659	30,835
Georg Fischer AG	21,135	1,185,587
Gurit Holding AG - Class BR (a)	1,066	107,976
Helvetia Holding AG	10,528	1,475,116
Hiag Immobilien Holding AG	1,482	127,873
Highlight Communications AG (a)	7,829	24,824
HOCHDORF Holding AG (a)(d)	174	4,279
Huber & Suhner AG	4,607	332,009
Hypothekarbank Lenzburg AG	3	13,635
Implenia AG	4,062	133,292
Ina Invest Holding AG (a)	1,388	25,762
Inficon Holding AG	501	611,072
Interroll Holding AG	216	591,106
Intershop Holding AG	353	233,613
Investis Holding SA	421	42,801
IWG PLC (a)	194,505	335,802
Jungfraubahn Holding AG	970	168,053
Kardex Holding AG	2,082	453,846
Komax Holding AG	1,115	256,359
Kongsberg Automotive ASA (a)	156,504	32,777
Kudelski SA (a)	13,221	23,095
Landis+Gyr Group AG	4,662	337,003
Lastminute.com NV (a)	333	8,514
LEM Holding SA	161	359,510
Luzerner Kantonalbank AG (d)	4,993	406,440
Medacta Group SA	1,064	134,439
Medmix AG	5,258	133,264
Meier Tobler Group AG	1,744	76,563
Metall Zug AG - B Shares	62	96,859
Mikron Holding AG	2,145	30,959
Mobilezone Holding AG (d)	12,863	191,678
Mobimo Holding AG	2,004	536,849
Novavest Real Estate AG	468	18,660
OC Oerlikon Corp. AG	53,535	227,348
Orascom Development Holding AG (a)(d)	4,230	26,376
Orell Fuessli AG (d)	331	26,109

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Orior AG (d)	1,947	$154,989
Phoenix Mecano AG (a)	244	95,852
Plazza AG - Class A	222	72,516
PSP Swiss Property AG	11,769	1,388,309
Resurs Holding AB	27,086	58,217
Rieter Holding AG (d)	686	63,909
Romande Energie Holding SA	2,775	169,563
Schaffner Holding AG	204	110,075
Schweiter Technologies AG (d)	286	182,234
Schweizerische Nationalbank (a)(d)	5	25,384
Sensirion Holding AG (a)(d)	2,180	174,322
SFS Group AG	5,084	555,861
Siegfried Holding AG	1,138	974,383
SIG Group AG	2,682	66,041
St Galler Kantonalbank AG	791	431,169
Stadler Rail AG	3,913	151,992
Sulzer AG	5,258	502,183
Swiss Prime Site AG	15,133	1,384,888
Swiss Steel Holding AG (a)	161,565	19,020
Swissquote Group Holding SA	3,768	687,853
Temenos AG	15,465	1,084,707
TX Group AG	920	92,909
u-blox Holding AG	2,020	170,624
V-ZUG Holding AG (a)	780	53,837
Valiant Holding AG	4,473	463,370
VAT Group AG (144A)	1,953	695,451
Vaudoise Assurances Holding SA	213	102,488
Vetropack Holding AG	3,634	160,809
Von Roll Holding AG (a)(d)	16,704	15,730
Vontobel Holding AG (d)	7,918	471,189
VZ Holding AG	3,926	409,629
Walliser Kantonalbank	1,345	167,439
Warteck Invest AG	53	111,720
Ypsomed Holding AG	692	202,907
Zehnder Group AG	3,277	192,410
Zug Estates Holding AG - B Shares	83	144,478
Zuger Kantonalbank AG	45	381,508

		38,354,205

Taiwan—0.0%
FIT Hon Teng Ltd. (a)	80,000	10,436

Tanzania—0.0%
Helios Towers PLC (a)	110,176	98,080

United Arab Emirates—0.0%
Network International Holdings PLC (a)	11,307	53,806
Shelf Drilling Ltd. (a)(d)	19,770	69,175

		122,981

United Kingdom—11.7%
4imprint Group PLC	7,046	447,604
888 Holdings PLC (a)	25,552	31,064
abrdn PLC	23,464	44,352
accesso Technology Group PLC (a)	2,402	18,225
Advanced Medical Solutions Group PLC	23,347	57,252

United Kingdom—(Continued)
AG Barr PLC	33,154	198,289
AJ Bell PLC	59,750	199,371
Alfa Financial Software Holdings PLC	10,992	24,743
Allfunds Group PLC	2,273	12,548
Alliance Pharma PLC (d)	95,282	54,779
Anglo-Eastern Plantations PLC	5,782	50,354
Ascential PLC (a)	79,762	203,172
Ashmore Group PLC	97,994	224,499
ASOS PLC (a)(d)	1,729	8,095
Auction Technology Group PLC (a)	2,941	23,322
Avon Rubber PLC	8,677	65,382
Babcock International Group PLC (a)	152,440	765,114
Bakkavor Group PLC	37,729	43,843
Balfour Beatty PLC	173,040	675,174
Beazley PLC	92,465	621,885
Begbies Traynor Group PLC	20,686	28,246
Bellway PLC	28,810	800,808
Bloomsbury Publishing PLC	28,218	137,506
Bodycote PLC	59,365	472,176
boohoo Group PLC (a)	68,276	26,306
Braemar PLC (b)(c)	7,120	20,241
Breedon Group PLC	2,572	10,280
Bridgepoint Group PLC	16,451	38,620
Britvic PLC	74,790	793,470
Brooks Macdonald Group PLC	486	9,908
Bytes Technology Group PLC	49,945	303,156
Capita PLC (a)	344,633	71,377
Capricorn Energy PLC	75,668	161,335
Card Factory PLC (a)	103,756	127,624
Carr’s Group PLC (d)	19,239	30,974
Castings PLC	2,870	11,928
Cazoo Group Ltd. (a)(d)	1,396	761
Centaur Media PLC	92,526	43,524
Central Asia Metals PLC	20,359	46,721
Chemring Group PLC	94,962	321,418
Chesnara PLC	50,709	169,959
Clarkson PLC	8,219	273,533
Close Brothers Group PLC	45,801	492,418
CMC Markets PLC	42,124	53,923
Coats Group PLC	319,324	284,958
Computacenter PLC	22,674	697,798
Concentric AB	9,871	147,700
Costain Group PLC	35,950	24,955
Cranswick PLC	15,838	684,571
Crest Nicholson Holdings PLC	83,456	176,842
Currys PLC	250,394	147,780
CVS Group PLC	15,668	311,449
De La Rue PLC (a)	5,787	4,383
Deliveroo PLC (a)	68,684	100,246
DFS Furniture PLC	51,390	68,029
Dialight PLC (a)(d)	5,140	10,399
Diploma PLC	19,434	710,007
Direct Line Insurance Group PLC (a)	106,822	223,688
DiscoverIE Group PLC	15,588	128,255
Domino’s Pizza Group PLC	124,310	570,100
dotdigital group PLC	41,626	39,394
Dr Martens PLC	56,127	96,599

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Drax Group PLC	117,307	$627,554
DS Smith PLC	9,845	34,375
Dunelm Group PLC	27,630	352,874
DWF Group PLC	31,362	38,110
easyJet PLC (a)	5,538	28,750
Ecora Resources PLC (d)	51,447	67,025
EKF Diagnostics Holdings PLC (d)	38,020	12,496
Elementis PLC (a)	188,304	284,116
EMIS Group PLC	10,692	252,065
Energean PLC	27,001	374,984
EnQuest PLC (a)	515,849	95,437
Epwin Group PLC	14,369	11,745
Ergomed PLC (a)	6,678	108,932
Esken Ltd. (a)	102,535	3,478
Essentra PLC	94,236	185,993
FDM Group Holdings PLC	21,321	135,280
Fevertree Drinks PLC	17,296	251,997
Firstgroup PLC	145,351	266,270
FLEX LNG Ltd.	1,732	51,800
Flowtech Fluidpower PLC	6,703	7,399
Forterra PLC	58,426	105,793
Foxtons Group PLC	74,860	33,353
Frasers Group PLC (a)	31,394	308,483
Frontier Developments PLC (a)	3,312	8,887
Fuller Smith & Turner PLC - Class A	9,279	67,671
Fund Technologies PLC (a)	3,285	58,662
Funding Circle Holdings PLC (a)	10,326	4,892
Galliford Try Holdings PLC	39,862	118,468
Games Workshop Group PLC	8,487	1,093,671
Gamma Communications PLC	15,986	212,380
Gem Diamonds Ltd. (a)	44,142	8,125
Genel Energy PLC	14,530	14,166
Genuit Group PLC	68,299	273,703
Georgia Capital PLC (a)	7,105	85,259
Gooch & Housego PLC	2,212	13,293
Goodwin PLC	121	7,590
Grafton Group PLC	62,887	691,358
Grainger PLC	204,518	582,043
Greggs PLC	29,520	882,300
Gulf Keystone Petroleum Ltd.	64,377	80,391
Gym Group PLC (a)(d)	49,004	66,434
H&T Group PLC	1,027	5,318
Halfords Group PLC	72,677	175,698
Harbour Energy PLC	36,136	113,146
Hargreaves Lansdown PLC	39,394	369,572
Harworth Group PLC	4,382	5,639
Hays PLC	457,753	607,542
Headlam Group PLC	29,149	79,498
Helical PLC	38,476	99,222
Henry Boot PLC	14,477	34,703
Hill & Smith PLC	26,057	547,032
Hilton Food Group PLC	19,243	167,320
Hiscox Ltd.	63,107	772,052
Hollywood Bowl Group PLC	35,798	108,063
Howden Joinery Group PLC	76,820	686,426
Hunting PLC	47,371	176,642
Ibstock PLC	123,730	214,944

United Kingdom—(Continued)
IDOX PLC	75,537	58,636
IG Group Holdings PLC	35,713	279,109
IMI PLC	20,218	384,532
Impax Asset Management Group PLC	14,750	82,078
Inchcape PLC	94,730	872,065
Indivior PLC (a)	35,234	762,218
IntegraFin Holdings PLC	51,584	148,610
Intermediate Capital Group PLC	24,829	418,357
International Distributions Services PLC (a)	80,547	255,999
International Personal Finance PLC	79,366	121,808
iomart Group PLC (d)	16,833	32,867
IP Group PLC	225,731	145,958
IQE PLC (a)	87,265	18,607
ITV PLC	636,123	547,798
J D Wetherspoon PLC (a)	21,503	181,207
James Fisher & Sons PLC (a)	15,436	61,458
James Halstead PLC (d)	59,490	149,973
JET2 PLC	34,034	447,978
John Wood Group PLC (a)	195,202	367,413
Johnson Matthey PLC	4,286	84,998
Johnson Service Group PLC	61,047	100,188
Jupiter Fund Management PLC	156,485	183,309
Just Group PLC	224,609	196,474
Kainos Group PLC	20,314	284,224
Keller Group PLC	23,073	210,857
Kier Group PLC (a)	94,700	132,567
Kin & Carta PLC (a)	25,591	25,891
Lancashire Holdings Ltd.	72,054	518,907
Learning Technologies Group PLC	73,668	57,691
Liontrust Asset Management PLC	12,072	88,594
Lookers PLC	93,433	147,805
LSL Property Services PLC	25,826	81,980
Luceco PLC	31,684	44,694
M&C Saatchi PLC	3,677	6,279
Man Group PLC	374,661	1,017,961
Marks & Spencer Group PLC (a)	395,896	1,138,999
Marshalls PLC	20,097	61,711
Marston’s PLC (a)	211,171	78,195
McBride PLC (a)	63,975	30,404
Me Group International PLC (d)	89,030	171,200
Mears Group PLC	36,497	122,732
Metro Bank Holdings PLC (a)	2,816	2,001
Midwich Group PLC	2,355	11,637
Mitchells & Butlers PLC (a)	84,608	233,420
Mitie Group PLC	406,977	510,336
MJ Gleeson PLC	13,112	66,921
Mobico Group PLC	165,517	179,010
Moneysupermarket.com Group PLC	146,027	430,590
Morgan Advanced Materials PLC	95,467	284,757
Morgan Sindall Group PLC	14,007	350,050
Mortgage Advice Bureau Holdings Ltd.	6,665	43,185
Motorpoint group PLC (a)	14,323	15,384
MP Evans Group PLC	2,300	21,018
N Brown Group PLC (a)(d)	62,840	15,720
Naked Wines PLC (a)	1,427	979
NCC Group PLC	88,729	127,486
Next 15 Group PLC	16,972	132,831

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Ninety One PLC	93,523	$193,323
Norcros PLC	11,343	21,079
Numis Corp. PLC	16,141	67,355
Odfjell Technology Ltd.	4,274	21,528
On the Beach Group PLC (a)	32,313	41,697
OSB Group PLC	95,681	381,692
Oxford Instruments PLC	15,582	414,038
Pagegroup PLC	102,025	521,427
Pan African Resources PLC	368,191	64,505
Paragon Banking Group PLC	63,215	378,760
PayPoint PLC	21,008	133,846
Pendragon PLC (a)(d)	345,188	140,116
Pennon Group PLC	68,031	484,236
Persimmon PLC	20,859	273,081
Petrofac Ltd. (a)(d)	29,625	27,531
Pets at Home Group PLC	145,850	593,598
Pharos Energy PLC	50,968	14,198
Phoenix Spree Deutschland Ltd.	665	1,320
Playtech PLC (a)	73,270	408,644
Polar Capital Holdings PLC	16,568	93,923
Porvair PLC	8,570	60,616
PPHE Hotel Group Ltd.	3,290	42,527
Premier Foods PLC	206,665	302,743
PZ Cussons PLC	74,104	128,012
QinetiQ Group PLC	161,136	626,122
Quilter PLC	370,926	387,987
Rank Group PLC (a)	54,017	55,167
Rathbones Group PLC	16,157	342,058
Reach PLC	103,289	107,097
Record PLC (d)	12,453	11,762
Redde Northgate PLC	57,053	235,017
Redrow PLC	80,746	486,874
Renew Holdings PLC	8,917	77,418
Renewi PLC (a)	25,541	227,983
Renishaw PLC	2,121	91,526
Renold PLC (a)	238	88
Restaurant Group PLC (a)	92,660	57,486
Ricardo PLC	13,452	81,760
RM PLC (a)	43,283	31,336
Robert Walters PLC	16,356	83,434
Rotork PLC	207,102	786,784
RS Group PLC	25,838	230,856
RWS Holdings PLC	12,286	35,772
S&U PLC	1,188	32,070
S4 Capital PLC (a)	28,030	22,939
Sabre Insurance Group PLC	49,439	91,322
Saga PLC (a)	8,514	12,851
Savills PLC	43,996	463,111
Secure Trust Bank PLC	458	3,521
Senior PLC	154,490	306,001
Serco Group PLC	300,955	545,698
Serica Energy PLC	47,039	142,811
Severfield PLC	100,890	76,260
SIG PLC (a)	255,262	111,764
Smart Metering Systems PLC	23,321	176,973
Smiths News PLC	20,535	10,241
Softcat PLC	30,193	537,006

United Kingdom—(Continued)
Spectris PLC	16,513	682,148
Speedy Hire PLC	151,595	59,097
Spire Healthcare Group PLC	62,350	177,463
Spirent Communications PLC	181,575	304,495
SSP Group PLC (a)	185,760	458,902
SThree PLC	41,761	189,459
Studio Retail Group PLC (a)(b)(c)	17,439	0
STV Group PLC	7,194	15,854
Superdry PLC (a)	18,185	9,655
Synthomer PLC (a)(d)	5,073	14,346
Tate & Lyle PLC	97,547	814,009
Taylor Wimpey PLC	130,647	185,778
TBC Bank Group PLC	6,166	223,663
TClarke PLC	15,381	25,638
Telecom Plus PLC	18,238	331,682
Topps Tiles PLC	61,961	36,525
TORM PLC - Class A	7,185	194,766
TP ICAP Group PLC	235,823	485,563
Travis Perkins PLC	50,576	518,049
Trifast PLC	20,432	20,425
TT Electronics PLC	54,423	112,664
Tyman PLC	21,078	74,047
Vanquis Banking Group PLC	52,029	79,777
Verici Dx PLC (a)	760	75
Vertu Motors PLC	46,012	41,939
Vesuvius PLC	68,585	363,374
Victrex PLC	21,116	361,586
Videndum PLC	10,351	41,479
Virgin Money U.K. PLC	239,897	492,559
Vistry Group PLC	71,357	791,776
Volex PLC	20,790	79,633
Volution Group PLC	34,155	150,105
Vp PLC (d)	4,147	26,664
Watches of Switzerland Group PLC (a)	47,460	307,928
Watkin Jones PLC	46,386	22,550
WH Smith PLC	30,332	496,918
Wickes Group PLC	76,029	126,584
Wincanton PLC	40,925	135,421
Xaar PLC (a)	18,088	40,560
XPS Pensions Group PLC	7,428	17,604
Young & Co.’s Brewery PLC	1,744	15,759
Young & Co.’s Brewery PLC - Class A	4,640	60,646
Zotefoams PLC	7,268	29,530

		57,176,092

United States—0.6%
ADTRAN Holdings, Inc.	14,095	119,703
Argonaut Gold, Inc. (a)(d)	80,499	33,189
Bausch Health Cos., Inc. (a)(d)	50,267	413,195
Bausch Health Cos., Inc. (a)	4,017	33,124
Burford Capital Ltd.	35,459	489,259
Diversified Energy Co. PLC	191,404	187,971
Energy Fuels, Inc. (a)(d)	7,296	59,947
Frontage Holdings Corp. (a)	58,000	14,453
Noble Corp. PLC	925	46,336
Ormat Technologies, Inc.	1	40
Primo Water Corp. (d)	2,400	33,120

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
PureTech Health PLC (a)	49,670	$109,571
Reliance Worldwide Corp. Ltd.	176,413	440,184
Samsonite International SA (a)	180,900	619,027
Sims Ltd.	43,872	381,890
Varia U.S. Properties AG	1,203	49,031
Viemed Healthcare, Inc. (a)	5,284	35,561

		3,065,601

Total Common Stocks (Cost $503,291,807)		482,638,780

Preferred Stocks—0.4%

Germany—0.4%
Draegerwerk AG & Co. KGaA	3,031	135,934
Einhell Germany AG	82	12,295
FUCHS SE	17,122	666,790
Jungheinrich AG	15,319	459,255
Sixt SE	4,716	290,566
STO SE & Co. KGaA	618	84,792
Villeroy & Boch AG	505	9,348

		1,658,980

Italy—0.0%
Danieli & C Officine Meccaniche SpA ,	4,725	98,591

Total Preferred Stocks (Cost $1,779,109)		1,757,571

Rights—0.0%

Australia—0.0%
Star Entertainment Group Ltd. (a)	223,368	0

Austria—0.0%
Intercell AG (a)(b)(c)	24,163	0
Strabag SE (a)	2,729	0

		0

Italy—0.0%
Brembo SpA (a)	35,796	0

United Kingdom—0.0%
Synthomer PLC (a)	30,438	11,141

Total Rights (Cost $188,361)		11,141

Warrants—0.0%

Italy—0.0%
Webuild SpA, Expires 08/02/30 (a)(d) (Cost $0)	6,346	0

Short-Term Investment—0.3%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $1,365,269; collateralized by U.S. Treasury Note at 3.625%, maturing 05/15/26, with a market value of $1,392,345.	1,364,984	$1,364,984

Total Short-Term Investments (Cost $1,364,984)		1,364,984

Securities Lending Reinvestments(e)—4.4%

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $1,369,827; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $1,396,609.	1,369,225	1,369,225
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $300,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $306,007.	300,000	300,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $4,001,767; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $400,177; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $409,912.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $600,621; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $614,868.	600,000	600,000

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $65,799; collateralized by various Common Stock with an aggregate market value of $73,202.	65,769	$65,769
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,498.	1,000,000	1,000,000

		8,734,994

Mutual Funds—2.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (f)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (f)	1,000,000	1,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (f)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (f)	1,000,000	1,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $21,734,994)		21,734,994

Total Investments—103.7% (Cost $528,359,255)		507,507,470
Other assets and liabilities (net)—(3.7)%		(18,019,087)

Net Assets—100.0%		$489,488,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $67,240,154 and the collateral received consisted of cash in the amount of $21,734,994 and non-cash collateral with a value of $49,115,842. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Machinery	6.6
Banks	6.0
Metals & Mining	5.1
Oil, Gas & Consumable Fuels	4.6
Real Estate Management & Development	3.9
Chemicals	3.5
Electronic Equipment, Instruments & Components	3.5
Food Products	3.4
Capital Markets	3.4
Construction & Engineering	3.3

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$669,030	$29,334,213	$307,345	$30,310,588
Austria	30,114	6,784,475	0	6,814,589
Belgium	—	7,667,174	5,028	7,672,202
Cambodia	—	122,014	—	122,014
Canada	55,192,977	204,639	1,411	55,399,027
China	344,707	570,877	—	915,584
Colombia	220,793	—	—	220,793
Denmark	—	11,731,151	—	11,731,151
Faeroe Islands	—	25,969	—	25,969
Finland	—	10,215,909	—	10,215,909
France	24,658	23,029,520	0	23,054,178
Georgia	—	597,683	—	597,683
Germany	—	27,739,577	—	27,739,577
Ghana	—	174,621	—	174,621
Greece	—	32,308	—	32,308
Greenland	—	12,493	—	12,493
Guernsey, Channel Islands	—	—	0	0
Hong Kong	699,228	8,640,070	75,695	9,414,993
India	—	105,755	—	105,755
Ireland	—	2,985,487	—	2,985,487
Isle of Man	—	25,803	—	25,803
Israel	174,756	5,548,062	—	5,722,818
Italy	—	20,229,220	0	20,229,220
Japan	—	121,841,113	108,425	121,949,538
Jersey, Channel Islands	—	363,019	—	363,019
Jordan	—	182,812	—	182,812
Liechtenstein	—	341,688	—	341,688
Luxembourg	—	1,364,364	—	1,364,364
Macau	—	163,072	—	163,072
Malta	—	15,287	—	15,287
Mongolia	—	18,653	—	18,653
Netherlands	71,530	9,718,057	0	9,789,587
New Zealand	—	1,904,000	—	1,904,000
Norway	—	3,440,971	—	3,440,971
Peru	—	97,318	—	97,318
Philippines	—	9,196	—	9,196
Poland	—	83,169	—	83,169
Portugal	—	2,041,435	—	2,041,435
Singapore	148,426	5,421,740	53,418	5,623,584
Spain	—	12,071,157	0	12,071,157
Sweden	—	10,829,773	—	10,829,773

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$—	$38,354,205	$—	$38,354,205
Taiwan	—	10,436	—	10,436
Tanzania	—	98,080	—	98,080
United Arab Emirates	—	122,981	—	122,981
United Kingdom	761	57,155,090	20,241	57,176,092
United States	608,136	2,457,465	—	3,065,601
Total Common Stocks	58,185,116	423,882,101	571,563	482,638,780
Total Preferred Stocks*	—	1,757,571	—	1,757,571
Rights
Australia	—	0	—	0
Austria	—	0	0	0
Italy	—	0	—	0
United Kingdom	11,141	—	—	11,141
Total Rights	11,141	0	0	11,141
Total Warrants*	—	0	—	0
Total Short-Term Investment*	—	1,364,984	—	1,364,984
Securities Lending Reinvestments
Repurchase Agreements	—	8,734,994	—	8,734,994
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	8,734,994	—	21,734,994
Total Investments	$71,196,257	$435,739,650	$571,563	$507,507,470

Collateral for Securities Loaned (Liability)	$—	$(21,734,994)	$—	$(21,734,994)

* See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

During the period ended September 30, 2023, transfers into Level 3 in the amount of $606,607 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—60.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Boeing Co. (a)	14,206	$2,723,006
General Dynamics Corp.	19,879	4,392,663
Lockheed Martin Corp.	7,826	3,200,521
RTX Corp.	40,019	2,880,167

		13,196,357

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (b)	24,430	2,104,156

Automobiles—0.2%
Ford Motor Co.	51,578	640,599
Tesla, Inc. (a)	7,433	1,859,885

		2,500,484

Banks—1.5%
JPMorgan Chase & Co.	86,775	12,584,110
Wells Fargo & Co.	98,122	4,009,265

		16,593,375

Beverages—1.4%
Constellation Brands, Inc. - Class A	26,741	6,720,816
Monster Beverage Corp. (a)	164,581	8,714,564

		15,435,380

Biotechnology—1.0%
Alnylam Pharmaceuticals, Inc. (a)	1,550	274,505
Apellis Pharmaceuticals, Inc. (a) (b)	3,992	151,856
Ascendis Pharma AS (ADR) (a) (b)	3,426	320,811
Biogen, Inc. (a)	4,166	1,070,704
Bridgebio Pharma, Inc. (a)	6,799	179,290
Celldex Therapeutics, Inc. (a)	5,864	161,377
Crinetics Pharmaceuticals, Inc. (a) (b)	6,768	201,280
Cytokinetics, Inc. (a)	18,583	547,455
Genmab AS (ADR) (a) (b)	8,623	304,133
Gilead Sciences, Inc.	9,510	712,679
Immunocore Holdings PLC (ADR) (a) (b)	4,163	216,060
ImmunoGen, Inc. (a)	15,298	242,779
Karuna Therapeutics, Inc. (a)	3,134	529,928
Moderna, Inc. (a)	3,262	336,932
Prothena Corp. PLC (a)	1,931	93,171
PTC Therapeutics, Inc. (a)	4,570	102,414
Regeneron Pharmaceuticals, Inc. (a)	2,004	1,649,212
Revolution Medicines, Inc. (a)	8,163	225,952
Roivant Sciences Ltd. (a) (b)	15,010	175,317
Sage Therapeutics, Inc. (a)	13,423	276,245
Sarepta Therapeutics, Inc. (a) (b)	2,298	278,563
United Therapeutics Corp. (a)	1,430	322,994
Vaxcyte, Inc. (a) (b)	3,454	176,085
Vertex Pharmaceuticals, Inc. (a)	6,657	2,314,905

		10,864,647

Broadline Retail—3.1%
Amazon.com, Inc. (a)	263,013	33,434,213

Building Products—0.6%
Azek Co., Inc. (a) (b)	41,311	1,228,589
Builders FirstSource, Inc. (a)	13,452	1,674,639
Fortune Brands Innovations, Inc.	16,296	1,012,959
Johnson Controls International PLC	13,023	692,954
Trane Technologies PLC	7,224	1,465,822
Zurn Elkay Water Solutions Corp. - Class C (b)	16,190	453,644

		6,528,607

Capital Markets—1.8%
Ares Management Corp. - Class A	89,144	9,170,243
KKR & Co., Inc.	34,457	2,122,551
S&P Global, Inc.	19,148	6,996,871
Tradeweb Markets, Inc. - Class A	21,082	1,690,777

		19,980,442

Chemicals—1.5%
Cabot Corp.	39,013	2,702,430
Celanese Corp. (b)	15,611	1,959,493
FMC Corp.	27,280	1,826,942
Ingevity Corp. (a)	16,872	803,276
Linde PLC	15,479	5,763,606
Livent Corp. (a) (b)	31,612	581,977
PPG Industries, Inc.	22,072	2,864,945

		16,502,669

Commercial Services & Supplies—0.4%
Clean Harbors, Inc. (a)	11,557	1,934,179
Waste Connections, Inc.	15,989	2,147,323

		4,081,502

Construction & Engineering—0.2%
Fluor Corp. (a) (b)	61,601	2,260,757

Consumer Finance—0.3%
American Express Co.	24,215	3,612,636

Consumer Staples Distribution & Retail—0.4%
Performance Food Group Co. (a)	74,786	4,401,904

Containers & Packaging—0.1%
Ball Corp. (b)	15,649	779,007

Electric Utilities—1.3%
Edison International	48,483	3,068,489
Exelon Corp. (b)	82,164	3,104,977
NextEra Energy, Inc.	66,400	3,804,056
PG&E Corp. (a)	279,266	4,504,561

		14,482,083

Electrical Equipment—0.2%
AMETEK, Inc.	5,552	820,363
Emerson Electric Co.	9,663	933,156

		1,753,519

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.3%
Schlumberger NV	58,335	$3,400,931

Entertainment—0.9%
Roku, Inc. (a) (b)	35,403	2,499,098
Spotify Technology SA (a)	26,908	4,161,053
Walt Disney Co. (a)	35,642	2,888,784

		9,548,935

Financial Services—3.0%
Berkshire Hathaway, Inc. - Class B (a)	44,373	15,543,862
Block, Inc. (a)	68,828	3,046,327
FleetCor Technologies, Inc. (a)	8,856	2,261,291
Global Payments, Inc.	26,717	3,082,875
PayPal Holdings, Inc. (a)	22,419	1,310,615
Visa, Inc. - Class A (b)	18,472	4,248,745
WEX, Inc. (a)	18,526	3,484,555

		32,978,270

Food Products—0.1%
Lamb Weston Holdings, Inc.	17,422	1,610,838

Gas Utilities—0.3%
Atmos Energy Corp. (b)	26,086	2,763,290

Ground Transportation—0.8%
Knight-Swift Transportation Holdings, Inc.	57,000	2,858,550
Uber Technologies, Inc. (a)	135,515	6,232,335

		9,090,885

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	35,975	3,484,179
Boston Scientific Corp. (a)	74,031	3,908,837
DexCom, Inc. (a)	23,665	2,207,945
Edwards Lifesciences Corp. (a)	39,587	2,742,587
Insulet Corp. (a) (b)	9,656	1,540,035
Stryker Corp.	5,363	1,465,547

		15,349,130

Health Care Providers & Services—2.3%
Agilon health, Inc. (a) (b)	92,095	1,635,607
Cencora, Inc. (b)	22,173	3,990,475
Centene Corp. (a)	31,465	2,167,309
Elevance Health, Inc.	6,113	2,661,722
HCA Healthcare, Inc.	11,174	2,748,581
Humana, Inc.	8,400	4,086,768
Molina Healthcare, Inc. (a)	11,143	3,653,678
UnitedHealth Group, Inc.	7,698	3,881,255

		24,825,395

Health Care REITs—0.3%
Welltower, Inc.	37,328	3,057,910

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (a)	4,077	829,466

Hotel & Resort REITs—0.2%
Ryman Hospitality Properties, Inc.	31,284	$2,605,332

Hotels, Restaurants & Leisure—1.4%
Airbnb, Inc. - Class A (a)	48,167	6,608,994
Chipotle Mexican Grill, Inc. (a)	2,778	5,088,824
Hyatt Hotels Corp. - Class A	30,407	3,225,574

		14,923,392

Household Durables—0.4%
DR Horton, Inc.	6,997	751,968
Lennar Corp. - Class A	15,192	1,704,998
Skyline Champion Corp. (a)	24,316	1,549,415

		4,006,381

Industrial Conglomerates—0.2%
Honeywell International, Inc.	11,056	2,042,485

Industrial REITs—0.2%
EastGroup Properties, Inc.	14,839	2,471,139

Insurance—1.7%
Arch Capital Group Ltd. (a)	35,313	2,814,799
Assured Guaranty Ltd.	18,139	1,097,772
Chubb Ltd.	17,823	3,710,392
Everest Group Ltd.	4,483	1,666,197
Marsh & McLennan Cos., Inc.	22,483	4,278,515
Progressive Corp.	21,202	2,953,439
Trupanion, Inc. (a) (b)	57,182	1,612,532

		18,133,646

Interactive Media & Services—5.8%
Alphabet, Inc. - Class A (a)	301,537	39,459,132
Bumble, Inc. - Class A (a)	182,451	2,722,169
Meta Platforms, Inc. - Class A (a)	68,368	20,524,757

		62,706,058

IT Services—1.0%
Shopify, Inc. - Class A (a)	105,797	5,773,342
Snowflake, Inc. - Class A (a)	5,904	901,954
Squarespace, Inc. - Class A (a)	88,600	2,566,742
VeriSign, Inc. (a)	10,248	2,075,528

		11,317,566

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	21,021	2,350,568
Danaher Corp.	24,664	6,119,138
ICON PLC (a) (b)	11,805	2,906,981
Illumina, Inc. (a)	11,177	1,534,379

		12,911,066

Machinery—0.7%
Caterpillar, Inc.	1,328	362,544
Flowserve Corp.	42,125	1,675,311
Fortive Corp.	22,500	1,668,600
Ingersoll Rand, Inc.	13,834	881,503

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Middleby Corp. (a)	12,512	$1,601,536
Westinghouse Air Brake Technologies Corp.	9,412	1,000,213

		7,189,707

Media—0.5%
New York Times Co. - Class A	59,429	2,448,475
Omnicom Group, Inc.	38,422	2,861,670

		5,310,145

Oil, Gas & Consumable Fuels—3.0%
BP PLC (ADR)	233,099	9,025,593
ConocoPhillips	44,002	5,271,440
EOG Resources, Inc.	16,309	2,067,329
EQT Corp.	39,200	1,590,736
Marathon Petroleum Corp.	26,654	4,033,816
Shell PLC (ADR) (b)	132,375	8,522,303
Targa Resources Corp.	25,078	2,149,686

		32,660,903

Passenger Airlines—0.2%
Delta Air Lines, Inc.	44,684	1,653,308

Personal Care Products—0.2%
Haleon PLC (ADR)	227,200	1,892,576

Pharmaceuticals—3.2%
AstraZeneca PLC (ADR)	69,163	4,683,718
Elanco Animal Health, Inc. (a)	55,622	625,191
Eli Lilly & Co.	22,261	11,957,051
GSK PLC (ADR) (b)	38,218	1,385,403
Merck & Co., Inc.	69,431	7,147,921
Novartis AG (ADR)	17,849	1,818,099
Pfizer, Inc.	154,959	5,139,990
Zoetis, Inc.	12,016	2,090,544

		34,847,917

Professional Services—0.6%
Ceridian HCM Holding, Inc. (a) (b)	41,960	2,846,986
Genpact Ltd.	30,638	1,109,096
Science Applications International Corp.	19,084	2,014,125
TriNet Group, Inc. (a) (b)	3,802	442,857

		6,413,064

Real Estate Management & Development—0.1%
CoStar Group, Inc. (a)	11,066	850,865

Residential REITs—0.2%
AvalonBay Communities, Inc.	11,229	1,928,468

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (a)	83,527	8,588,246
First Solar, Inc. (a)	7,590	1,226,468
KLA Corp. (b)	8,644	3,964,657

Semiconductors & Semiconductor Equipment—(Continued)
Marvell Technology, Inc.	51,181	2,770,427
Micron Technology, Inc.	54,420	3,702,193
NVIDIA Corp.	17,105	7,440,504
ON Semiconductor Corp. (a)	35,704	3,318,687
Teradyne, Inc. (b)	26,016	2,613,567
Texas Instruments, Inc.	47,675	7,580,802

		41,205,551

Software—6.0%
Aurora Innovation, Inc. (a) (b)	128,310	301,529
HashiCorp, Inc. - Class A (a) (b)	33,287	759,942
HubSpot, Inc. (a)	3,547	1,746,898
Klaviyo, Inc. - Class A (a)	3,200	110,400
Microsoft Corp.	145,910	46,071,083
Palo Alto Networks, Inc. (a)	7,402	1,735,325
Salesforce, Inc. (a)	23,772	4,820,486
ServiceNow, Inc. (a)	8,241	4,606,389
Synopsys, Inc. (a)	5,918	2,716,184
Workday, Inc. - Class A (a) (b)	10,814	2,323,388

		65,191,624

Specialty Retail—1.5%
AutoZone, Inc. (a)	2,461	6,250,915
TJX Cos., Inc.	112,679	10,014,910

		16,265,825

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	102,330	17,519,919

Tobacco—1.0%
Philip Morris International, Inc.	118,876	11,005,540

Trading Companies & Distributors—0.1%
WESCO International, Inc.	3,681	529,401

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (a)	51,750	7,247,588

Total Common Stocks (Cost $572,369,215)		654,796,254

U.S. Treasury & Government Agencies—23.3%

Agency Sponsored Mortgage - Backed—18.3%
Federal Home Loan Mortgage Corp.
2.000%, 05/01/36	375,008	322,937
2.000%, 06/01/36	134,748	116,026
2.000%, 12/01/40	74,133	60,137
2.000%, 05/01/41	483,061	389,020
2.000%, 12/01/41	524,348	419,222
2.000%, 09/01/50	223,277	171,239
2.000%, 10/01/50	431,424	330,146
2.000%, 02/01/51	653,851	502,243

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 03/01/51	2,078,218	$1,591,525
2.000%, 04/01/51	746,808	570,390
2.000%, 05/01/51	412,212	318,524
2.000%, 08/01/51	170,622	130,288
2.000%, 11/01/51	173,108	132,707
2.000%, 04/01/52	676,576	521,368
2.500%, 05/01/50	225,929	182,125
2.500%, 06/01/50	290,157	232,080
2.500%, 07/01/50	1,616,012	1,293,891
2.500%, 09/01/50	444,056	353,383
2.500%, 11/01/50	499,294	399,347
2.500%, 02/01/51	152,593	123,142
2.500%, 03/01/51	381,610	305,237
2.500%, 05/01/51	190,844	152,417
2.500%, 07/01/51	195,471	156,299
2.500%, 08/01/51	156,048	124,562
2.500%, 10/01/51	295,847	236,307
2.500%, 04/01/52	939,759	747,848
3.000%, 07/01/28	150,301	143,471
3.000%, 08/01/29	94,941	88,647
3.000%, 10/01/32	198,129	183,194
3.000%, 04/01/33	201,703	185,009
3.000%, 11/01/36	389,526	348,027
3.000%, 01/01/37	251,047	224,304
3.000%, 12/01/44	4,785	4,058
3.000%, 08/01/46	423,097	358,225
3.000%, 10/01/46	431,491	365,058
3.000%, 11/01/46	960,959	813,150
3.000%, 12/01/46	279,050	236,075
3.000%, 01/01/47	266,013	224,896
3.000%, 07/01/50	199,130	165,916
3.000%, 08/01/51	74,576	62,076
3.000%, 05/01/52	283,543	236,403
3.500%, 08/01/34	210,930	194,390
3.500%, 08/01/42	53,005	47,099
3.500%, 11/01/42	67,866	60,275
3.500%, 06/01/46	69,073	60,673
3.500%, 10/01/47	265,071	232,366
3.500%, 12/01/47	103,879	90,934
3.500%, 03/01/48	244,526	215,251
3.500%, 12/01/48	157,669	138,018
4.000%, 05/01/42	222,280	203,808
4.000%, 08/01/42	71,510	65,564
4.000%, 09/01/42	97,651	89,531
4.000%, 07/01/44	4,613	4,231
4.000%, 02/01/46	77,909	71,235
4.000%, 09/01/48	33,801	30,702
4.000%, 04/01/49	660,296	596,094
4.000%, 07/01/49	340,677	308,942
4.400%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	4,194	4,117
4.500%, 09/01/43	36,334	34,094
4.500%, 11/01/43	320,028	300,745
5.000%, 05/01/39	2,670	2,598
5.000%, 06/01/41	189,070	183,806
5.000%, 09/01/52	5,127,060	4,840,795

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 11/01/52	327,499	309,324
5.000%, 12/01/52	356,167	336,280
5.000%, 01/01/53	3,410,646	3,220,116
5.000%, 04/01/53	1,460,066	1,378,358
5.500%, 07/01/33	39,919	39,468
5.500%, 04/01/39	17,460	17,440
5.500%, 06/01/41	63,822	63,786
5.500%, 02/01/53	570,011	553,343
6.000%, 12/01/52	366,027	364,061
6.000%, 03/01/53	191,867	190,836
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.735%, 03/25/27 (c) (d)	3,989,802	68,818
0.746%, 10/25/26 (c) (d)	1,126,395	16,782
0.885%, 06/25/27 (c) (d)	2,379,381	53,165
0.970%, 11/25/30 (c) (d)	958,452	45,182
1.118%, 10/25/30 (c) (d)	1,651,103	88,743
1.210%, 06/25/30 (c) (d)	3,032,272	177,328
1.245%, 01/25/30 (c) (d)	2,471,082	134,314
1.537%, 05/25/30 (c) (d)	2,352,612	173,431
1.680%, 05/25/30 (c) (d)	1,480,948	118,203
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (e)	8,859	6,936
1.000%, 02/25/51	549,040	443,565
1.750%, 10/15/42	137,819	114,061
2.000%, 07/25/50	147,362	120,728
2.500%, 05/15/28 (d)	44,655	1,738
2.500%, 06/25/50 (d)	739,477	105,977
2.500%, 03/25/52	478,611	407,838
3.000%, 03/15/28 (d)	87,808	3,927
3.000%, 05/15/32 (d)	36,360	812
3.000%, 03/15/33 (d)	64,300	5,496
3.000%, 03/25/40	500,000	409,730
3.000%, 05/15/46	245,294	218,574
3.000%, 09/25/51 (d)	718,816	115,806
3.250%, 11/15/41	83,035	73,827
3.500%, 09/15/26 (d)	16,998	558
3.500%, 03/15/27 (d)	16,716	438
3.500%, 03/15/41 (d)	49,555	1,746
3.500%, 10/15/45	98,906	85,497
3.500%, 12/15/46	270,725	237,983
4.000%, 07/15/27 (d)	50,655	1,138
4.000%, 03/15/28 (d)	35,388	1,037
4.000%, 06/15/28 (d)	21,385	711
4.000%, 07/15/30 (d)	70,265	5,110
4.000%, 05/25/40 (d)	312,013	47,726
4.000%, 09/15/41	329,067	303,867
4.750%, 07/15/39	196,267	186,309
5.000%, 09/15/33 (d)	82,204	12,281
5.000%, 02/15/48 (d)	119,717	24,700
5.500%, 08/15/33	20,453	20,254
5.500%, 07/15/36	47,603	47,187
5.500%, 06/15/46	65,815	65,261
6.500%, 07/15/36	54,765	54,926
6.500%, 04/15/39 (d)	287,329	55,768

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
8.215%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	359,000	$366,708
8.665%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	495,000	513,048
8.815%, SOFR30A + 3.500%, 03/25/42 (144A) (c)	115,000	118,835
8.815%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	969,793
8.865%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	160,192
9.015%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	445,319
9.815%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	643,948
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	2,366,747	136,962
2.000%, 06/15/52 (d)	977,656	119,670
2.500%, 03/15/52 (d)	757,996	106,749
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
8.565%, SOFR30A + 3.250%, 04/25/43 (144A) (c)	325,000	335,205
8.665%, SOFR30A + 3.350%, 06/25/43 (c)	1,105,000	1,130,654
9.315%, SOFR30A + 4.000%, 07/25/42 (144A) (c)	380,000	394,964
Federal National Mortgage Association
1.500%, 09/01/51	1,975,750	1,421,860
2.000%, 05/01/36	425,239	366,129
2.000%, 06/01/36	608,407	525,194
2.000%, 08/01/36	494,037	425,391
2.000%, 09/01/36	292,618	251,887
2.000%, 12/01/36	225,858	194,458
2.000%, 09/01/40	291,002	236,498
2.000%, 12/01/40	1,055,652	854,802
2.000%, 04/01/41	317,197	254,953
2.000%, 05/01/41	101,898	82,069
2.000%, 10/01/41	384,318	307,445
2.000%, 02/01/42	241,601	195,372
2.000%, 08/01/50	220,293	168,695
2.000%, 12/01/50	601,625	460,569
2.000%, 01/01/51	343,546	268,396
2.000%, 02/01/51	2,016,262	1,540,922
2.000%, 03/01/51	3,370,334	2,569,880
2.000%, 04/01/51	3,570,205	2,722,736
2.000%, 05/01/51	1,243,934	950,524
2.000%, 07/01/51	557,716	425,350
2.250%, 04/01/33	200,057	156,435
2.500%, 06/01/40	663,398	552,751
2.500%, 04/01/50	249,898	199,941
2.500%, 06/01/50	282,712	226,197
2.500%, 07/01/50	48,938	39,155
2.500%, 09/01/50	443,160	355,647
2.500%, 10/01/50	755,482	608,899
2.500%, 01/01/51	317,725	255,761
2.500%, 05/01/51	5,376,182	4,298,383
2.500%, 06/01/51	628,482	500,594
2.500%, 07/01/51	369,193	295,379
2.500%, 08/01/51	200,989	162,430
2.500%, 09/01/51	241,503	192,853
2.500%, 10/01/51	1,720,721	1,372,839
2.500%, 11/01/51	3,444,847	2,770,962
2.500%, 12/01/51	430,477	345,623
2.500%, 01/01/52	427,459	343,048
2.500%, 03/01/52	629,671	503,439

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 04/01/52	425,774	339,932
2.500%, 01/01/57	545,914	433,571
3.000%, 07/01/28	337,735	323,066
3.000%, 02/01/31	50,330	46,787
3.000%, 08/01/33	139,476	128,963
3.000%, 03/01/37	297,311	265,286
3.000%, 02/01/43	336,412	287,580
3.000%, 03/01/43	425,893	364,067
3.000%, 04/01/43	406,444	347,444
3.000%, 05/01/43	1,076,770	920,455
3.000%, 06/01/43	137,584	117,601
3.000%, 12/01/49	45,982	38,420
3.000%, 02/01/50	196,334	164,899
3.000%, 08/01/50	693,505	578,770
3.000%, 10/01/50	281,140	234,141
3.000%, 12/01/50	385,987	321,341
3.000%, 04/01/51	144,738	120,498
3.000%, 05/01/51	370,904	312,118
3.000%, 06/01/51	78,211	64,910
3.000%, 07/01/51	98,466	81,856
3.000%, 08/01/51	183,004	152,525
3.000%, 10/01/51	222,467	184,792
3.000%, 11/01/51	968,165	802,992
3.000%, 12/01/51	543,155	452,132
3.000%, 01/01/52	251,643	208,998
3.000%, 04/01/52	259,871	217,085
3.000%, 05/01/52	374,239	312,133
3.500%, 03/01/43	13,909	12,335
3.500%, 05/01/43	31,889	28,240
3.500%, 07/01/43	76,234	67,549
3.500%, 08/01/43	106,788	94,663
3.500%, 10/01/44	127,842	112,759
3.500%, 02/01/45	128,648	113,131
3.500%, 01/01/46	144,111	126,547
3.500%, 03/01/46	109,584	96,375
3.500%, 09/01/46	200,685	175,838
3.500%, 10/01/46	88,037	77,150
3.500%, 11/01/46	95,812	84,353
3.500%, 12/01/46	529,515	469,492
3.500%, 05/01/47	182,071	159,764
3.500%, 09/01/47	403,669	353,756
3.500%, 12/01/47	55,012	48,437
3.500%, 01/01/48	225,043	197,019
3.500%, 02/01/48	258,158	226,524
3.500%, 07/01/48	286,566	251,335
3.500%, 11/01/48	60,331	52,819
3.500%, 04/01/52	619,127	535,588
3.500%, 09/01/57	954,799	812,034
3.500%, 05/01/58	555,940	472,814
3.520%, 11/01/32	380,000	332,268
4.000%, 04/01/26	4,774	4,607
4.000%, 02/01/29	82,765	79,892
4.000%, 10/01/40	271,543	248,651
4.000%, 11/01/40	102,475	93,830
4.000%, 12/01/40	74,105	67,852

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 02/01/41	36,561	$33,479
4.000%, 03/01/41	99,810	91,387
4.000%, 06/01/41	315,447	284,975
4.000%, 08/01/42	54,517	49,914
4.000%, 09/01/42	99,526	91,124
4.000%, 03/01/45	10,908	9,960
4.000%, 07/01/45	83,126	75,899
4.000%, 05/01/46	22,638	20,566
4.000%, 06/01/46	99,027	89,948
4.000%, 04/01/47	108,500	98,613
4.000%, 10/01/47	397,506	360,814
4.000%, 06/01/48	770,734	699,480
4.000%, 09/01/48	135,800	122,904
4.000%, 01/01/49	345,944	313,629
4.000%, 04/01/49	881,356	791,737
4.000%, 04/01/50	603,390	545,903
4.000%, 06/01/52	374,169	334,214
4.005%, 1Y RFUCCT + 1.755%, 12/01/40 (c)	1,151	1,138
4.030%, 06/01/28	290,823	276,462
4.190%, 04/01/28	375,000	358,107
4.250%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	3,814	3,754
4.370%, 05/01/28	142,918	137,876
4.410%, 04/01/30	290,000	276,808
4.460%, 05/01/28	333,325	322,802
4.500%, 06/01/24	4,252	4,122
4.500%, 02/01/25	2,023	1,952
4.500%, 04/01/25	575	555
4.500%, 07/01/25	1,398	1,351
4.500%, 06/01/26	56,256	54,306
4.500%, 12/01/37	281,040	271,369
4.500%, 10/01/40	208,602	197,072
4.500%, 09/01/41	26,322	24,865
4.500%, 10/01/41	100,284	94,739
4.500%, 08/01/42	32,739	30,927
4.500%, 09/01/43	465,696	436,532
4.500%, 10/01/43	82,230	76,840
4.500%, 12/01/43	66,100	62,029
4.500%, 01/01/44	161,744	151,792
4.500%, 04/01/49	132,371	123,744
4.500%, 01/01/51	594,580	556,760
4.510%, 05/01/33	190,196	179,956
4.640%, 10/01/33	180,937	172,324
4.750%, 04/01/28	95,000	93,134
5.000%, 07/01/41	16,349	15,866
5.000%, 08/01/41	10,479	10,214
5.000%, 09/01/52	4,794,369	4,527,408
5.000%, 10/01/52	2,204,537	2,083,163
5.000%, 11/01/52	1,405,896	1,327,345
5.000%, 04/01/53	1,075,624	1,015,275
5.077%, 1Y RFUCCT + 1.775%, 06/01/41 (c)	18,983	18,792
5.124%, 1Y RFUCCT + 1.822%, 09/01/41 (c)	22,050	22,479
5.500%, 08/01/28	13,070	12,648
5.500%, 04/01/33	16,385	16,301
5.500%, 08/01/37	95,476	94,987
5.500%, 04/01/41	7,547	7,391

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.500%, 10/01/52	362,471	351,876
5.500%, 11/01/52	654,120	632,521
5.500%, 12/01/52	1,143,326	1,106,285
5.500%, 06/01/53	579,125	559,879
6.000%, 03/01/28	401	396
6.000%, 02/01/34	66,933	67,888
6.000%, 08/01/34	34,707	35,186
6.000%, 04/01/35	297,251	300,276
6.000%, 02/01/38	17,708	17,994
6.000%, 03/01/38	8,503	8,645
6.000%, 05/01/38	23,628	24,019
6.000%, 10/01/38	6,401	6,429
6.000%, 12/01/38	9,717	9,880
6.000%, 05/01/53	386,690	385,329
6.500%, 05/01/40	165,080	169,262
Federal National Mortgage Association Connecticut Avenue Securities
7.579%, SOFR30A + 2.264%, 09/25/31 (144A) (c)	939	939
7.579%, SOFR30A + 2.264%, 11/25/39 (144A) (c)	106,048	106,047
7.865%, SOFR30A + 2.550%, 07/25/42 (144A) (c)	153,564	156,383
8.015%, SOFR30A + 2.700%, 07/25/43 (c)	595,000	598,158
8.415%, SOFR30A + 3.100%, 06/25/43 (c)	310,000	317,607
8.979%, SOFR30A + 3.664%, 07/25/29 (c)	147,941	153,111
9.779%, SOFR30A + 4.464%, 05/25/29 (c)	254,315	267,730
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	134,616	113,182
2.000%, 03/25/52 (d)	907,874	115,168
2.500%, 06/25/52 (d)	795,227	120,278
2.500%, 09/25/52 (d)	582,828	91,389
4.000%, 05/25/27 (d)	37,384	1,170
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (e)	10,103	8,415
Zero Coupon, 06/25/36 (e)	87,898	73,362
Zero Coupon, 06/25/41 (e)	84,160	60,198
1.477%, 05/25/46 (c) (d)	206,115	9,053
1.700%, 04/25/55 (c) (d)	220,487	9,042
1.750%, 12/25/42	230,699	195,330
2.007%, 06/25/55 (c) (d)	160,656	7,793
2.029%, 08/25/44 (c) (d)	156,151	8,228
2.500%, 06/25/28 (d)	38,646	1,485
2.500%, 02/25/51 (d)	757,692	129,613
3.000%, 02/25/27 (d)	39,265	615
3.000%, 09/25/27 (d)	31,110	1,175
3.000%, 01/25/28 (d)	182,728	6,583
3.000%, 03/25/43	415,236	351,234
3.000%, 04/25/43	457,130	396,077
3.000%, 08/25/49	280,056	242,777
3.500%, 05/25/27 (d)	82,384	3,254
3.500%, 10/25/27 (d)	55,617	2,559
3.500%, 05/25/30 (d)	78,871	5,220
3.500%, 08/25/30 (d)	22,055	1,186
3.500%, 02/25/31 (d)	29,564	899
3.500%, 03/25/34 (d)	837,689	43,126
3.500%, 09/25/35 (d)	65,840	6,366

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 11/25/39 (d)	484,411	$43,931
3.500%, 01/25/42	416,000	363,340
3.500%, 11/25/42	534,550	473,141
3.500%, 04/25/46	170,435	129,118
3.500%, 10/25/46 (d)	73,064	12,764
3.500%, 12/25/58	532,729	463,999
4.000%, 03/25/42 (d)	37,972	4,655
4.000%, 11/25/42 (d)	23,643	2,362
4.500%, 07/25/27 (d)	10,058	169
5.000%, 12/25/43 (d)	289,481	58,112
5.000%, 06/25/48 (d)	324,451	55,424
5.500%, 04/25/35	166,084	167,213
5.500%, 04/25/37	46,669	46,240
5.500%, 11/25/40 (d)	305,892	43,676
5.500%, 09/25/44 (d)	215,951	42,746
5.500%, 06/25/48 (d)	234,527	45,629
5.541%, 05/25/42 (c) (d)	6,315	476
6.000%, 01/25/42 (d)	174,346	16,818
Federal National Mortgage Association-Aces
0.400%, 01/25/30 (c) (d)	1,853,259	22,728
1.282%, 06/25/34 (c) (d)	3,820,518	259,730
1.532%, 05/25/29 (c) (d)	2,120,789	104,517
3.329%, 10/25/23 (c)	29,924	29,811
Government National Mortgage Association
0.641%, 02/16/53 (c) (d)	756,260	11,822
2.000%, 10/20/50	671,176	533,652
2.500%, 11/20/49	513,158	421,790
2.500%, 03/20/51	406,161	332,209
2.500%, 09/20/51	544,714	445,507
2.500%, 10/20/51	1,813,472	1,483,149
3.000%, 12/15/44	17,834	15,253
3.000%, 02/15/45	22,034	18,845
3.000%, 04/15/45	170,988	146,243
3.000%, 05/15/45	781,057	667,992
3.000%, 07/15/45	7,189	6,148
3.000%, 04/20/51	1,924,261	1,637,765
3.000%, 08/20/51	430,606	366,072
3.000%, 09/20/51	699,838	595,013
3.000%, 12/20/51	1,772,921	1,505,234
3.000%, 07/20/52	434,632	368,454
3.500%, 06/20/46	316,665	282,434
3.500%, 07/20/46	75,363	67,024
3.500%, 10/20/46	80,076	71,180
3.500%, 02/20/47	365,193	324,449
3.500%, 08/20/47	65,647	58,260
3.500%, 11/20/47	74,217	65,814
3.500%, 03/20/48	94,907	84,179
3.500%, 02/20/49	285,119	252,465
3.500%, 07/20/49	272,329	240,715
3.500%, 01/20/51	77,381	68,202
3.500%, 04/20/52	216,317	189,514
3.500%, 06/20/52	630,137	552,059
3.500%, 12/20/52	4,105,781	3,597,045
3.500%, 01/20/53	961,839	842,660
3.875%, 08/15/42	210,338	193,253

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.000%, 09/15/42	277,828	257,513
4.000%, 08/20/45	273,842	252,111
4.000%, 11/20/47	103,029	93,370
4.000%, 03/20/48	225,938	204,995
4.000%, 07/20/48	734,884	671,277
4.500%, 04/15/41	183,834	175,499
4.500%, 02/15/42	363,789	347,019
4.500%, 01/20/46	35,137	33,388
4.500%, 05/20/52	58,340	53,917
5.000%, 12/15/38	14,920	14,609
5.000%, 04/15/39	281,565	275,686
5.000%, 07/15/39	18,956	18,525
5.000%, 10/20/39	6,281	6,166
5.000%, 12/15/40	41,481	40,596
5.000%, 11/20/49	274,473	263,137
5.500%, 12/15/40	156,269	155,819
Government National Mortgage Association REMICS
2.500%, 12/16/39	92,866	83,637
2.500%, 07/20/41	194,378	167,497
2.500%, 10/20/49	692,479	582,587
3.000%, 09/20/28 (d)	36,548	1,407
3.000%, 05/20/35 (d)	576,575	34,470
3.000%, 02/16/43 (d)	56,461	6,948
3.000%, 02/20/52	386,538	338,607
3.500%, 02/16/27 (d)	12,666	379
3.500%, 03/20/27 (d)	38,205	1,378
3.500%, 10/20/29 (d)	274,726	20,642
3.500%, 07/20/40 (d)	29,458	829
3.500%, 02/20/41 (d)	33,300	755
3.500%, 04/20/42 (d)	110,955	4,915
3.500%, 10/20/42 (d)	317,409	49,153
3.500%, 05/20/43 (d)	38,514	6,094
3.500%, 07/20/43 (d)	106,808	16,289
4.000%, 12/16/26 (d)	7,037	220
4.000%, 05/20/29 (d)	119,011	3,583
4.000%, 05/16/42 (d)	31,877	3,415
4.000%, 09/16/42 (d)	550,357	110,039
4.000%, 03/20/43 (d)	59,396	10,705
4.000%, 01/20/44 (d)	27,206	5,192
4.000%, 11/20/44 (d)	414,105	58,882
4.000%, 03/20/47 (d)	178,342	27,121
4.500%, 04/20/45 (d)	88,804	17,833
4.500%, 08/20/45 (d)	349,509	68,721
4.500%, 05/20/48 (d)	289,199	45,957
5.000%, 02/16/40 (d)	222,104	46,929
5.000%, 10/16/41 (d)	106,979	16,862
5.000%, 12/20/43 (d)	252,693	50,769
5.000%, 01/16/47 (d)	48,712	10,043
5.500%, 03/20/39 (d)	132,852	24,285
5.500%, 02/16/47 (d)	148,747	24,902
5.500%, 02/20/47 (d)	95,795	17,399
6.000%, 09/20/40 (d)	185,956	35,228
6.000%, 02/20/46 (d)	157,640	31,224
Government National Mortgage Association, TBA
2.000%, TBA (f)	1,860,000	1,470,199

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association, TBA
2.500%, TBA (f)	3,705,000	$3,027,818
4.000%, TBA (f)	1,455,000	1,310,807
4.500%, TBA (f)	2,040,000	1,884,530
5.000%, TBA (f)	4,050,000	3,837,691
5.500%, TBA (f)	3,750,000	3,638,965
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (f)	10,466,000	8,095,481
4.500%, TBA (f)	19,401,000	18,019,452
5.500%, TBA (f)	20,889,000	20,186,444
6.000%, TBA (f)	11,880,000	11,724,075
6.500%, TBA (f)	800,000	803,625

		198,867,132

U.S. Treasury—5.0%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,203,920
1.375%, 11/15/40	3,040,000	1,799,181
1.625%, 11/15/50	3,460,000	1,812,310
2.250%, 08/15/46	910,000	576,997
2.375%, 11/15/49	1,385,000	886,454
2.500%, 02/15/45	2,555,000	1,735,005
2.875%, 08/15/45 (g) (h)	19,040,000	13,789,869
2.875%, 11/15/46	1,200,000	861,844
3.000%, 02/15/47	6,040,000	4,435,153
3.000%, 08/15/52	2,540,000	1,850,826
3.125%, 08/15/44 (i)	2,010,000	1,535,766
3.125%, 05/15/48	2,465,000	1,845,861
3.375%, 08/15/42	2,385,000	1,932,409
3.625%, 08/15/43	3,785,000	3,158,405
4.125%, 08/15/53	1,595,000	1,447,961
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/52 (j)	854,291	468,775
0.250%, 02/15/50 (j)	7,163,364	4,214,282
U.S. Treasury Inflation-Indexed Notes
0.250%, 07/15/29 (j)	3,005,400	2,677,301
0.750%, 07/15/28 (j)	3,239,162	3,013,939
1.375%, 07/15/33 (j)	704,529	651,373

		53,897,631

Total U.S. Treasury & Government Agencies (Cost $296,222,593)		252,764,763

Corporate Bonds & Notes—11.3%

Advertising—0.1%
Lamar Media Corp.
3.625%, 01/15/31	665,000	541,550

Aerospace/Defense—0.1%
Boeing Co.
5.040%, 05/01/27	245,000	239,208
5.150%, 05/01/30	300,000	286,650
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	159,763

Aerospace/Defense—(Continued)
RTX Corp.
5.150%, 02/27/33	150,000	142,045

		827,666

Agriculture—0.2%
BAT Capital Corp.
6.343%, 08/02/30	145,000	142,821
Philip Morris International, Inc.
4.875%, 02/15/28	385,000	372,979
5.125%, 11/17/27	305,000	298,653
5.125%, 02/15/30	550,000	527,473
5.375%, 02/15/33	285,000	270,133
5.625%, 11/17/29	205,000	202,675
5.625%, 09/07/33	295,000	283,681

		2,098,415

Apparel—0.1%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	140,000	128,346
William Carter Co.
5.625%, 03/15/27 (144A)	765,000	735,739

		864,085

Banks—2.5%
ABN AMRO Bank NV
6.339%, 5Y H15 + 1.650%, 09/18/27 (c)	300,000	299,248
ANZ New Zealand International Ltd.
5.355%, 08/14/28 (144A)	650,000	638,139
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (c)	200,000	217,683
Banca Transilvania SA
8.875%, 1Y EURIBOR ICE Swap + 5.580%, 04/27/27 (EUR) (c)	305,000	333,618
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	65,000	49,391
1.922%, SOFR + 1.370%, 10/24/31 (c)	60,000	45,266
2.572%, SOFR + 1.210%, 10/20/32 (c)	230,000	176,730
2.592%, SOFR + 2.150%, 04/29/31 (c)	520,000	417,867
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,265,000	994,215
2.972%, SOFR + 1.330%, 02/04/33 (c)	270,000	212,910
3.194%, 3M TSFR + 1.442%, 07/23/30 (c)	305,000	260,706
3.419%, 3M TSFR + 1.302%, 12/20/28 (c)	25,000	22,426
4.376%, SOFR + 1.580%, 04/27/28 (c)	890,000	840,387
5.202%, SOFR + 1.630%, 04/25/29 (c)	405,000	390,138
5.933%, SOFR + 1.340%, 09/15/27 (c)	550,000	545,912
Bank of Ireland Group PLC
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	919,202
Barclays PLC
6.490%, SOFR + 2.220%, 09/13/29 (b) (c)	230,000	228,119
7.119%, SOFR + 3.570%, 06/27/34 (c)	565,000	544,170
7.385%, 1Y H15 + 3.300%, 11/02/28 (c)	200,000	205,192
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	465,000	433,944
5.125%, 1Y H15 + 1.450%, 01/13/29 (144A) (c)	200,000	193,096
5.335%, 5Y H15 + 1.500%, 06/12/29 (c)	255,000	247,677

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citibank NA
5.803%, 09/29/28	255,000	$255,036
Credit Agricole SA
6.316%, SOFR + 1.860%, 10/03/29 (144A) (c)	250,000	250,029
Danske Bank AS
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (c)	200,000	182,187
5.375%, 01/12/24 (144A)	450,000	448,198
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (c)	150,000	135,653
2.311%, SOFR + 1.219%, 11/16/27 (c)	635,000	552,948
7.079%, SOFR + 3.650%, 02/10/34 (c)	200,000	180,748
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	660,000	502,648
2.615%, SOFR + 1.281%, 04/22/32 (c)	910,000	710,780
4.223%, 3M TSFR + 1.563%, 05/01/29 (c)	485,000	448,639
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (c)	400,000	329,693
4.583%, 3M TSFR + 1.796%, 06/19/29 (c)	420,000	388,306
5.402%, SOFR + 2.870%, 08/11/33 (c)	1,190,000	1,096,603
5.887%, SOFR + 1.570%, 08/14/27 (c)	565,000	558,107
6.161%, SOFR + 1.970%, 03/09/29 (c)	200,000	197,988
6.547%, SOFR + 2.980%, 06/20/34 (c)	785,000	744,467
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (c)	75,000	73,369
Huntington National Bank
5.650%, 01/10/30	250,000	235,585
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	400,000	375,892
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	420,000	325,036
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	525,000	476,205
3.960%, 3M TSFR + 1.507%, 01/29/27 (c)	215,000	205,506
4.005%, 3M TSFR + 1.382%, 04/23/29 (c)	410,000	377,845
4.323%, SOFR + 1.560%, 04/26/28 (b) (c)	80,000	75,904
4.851%, SOFR + 1.990%, 07/25/28 (c)	40,000	38,559
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	364,869
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (c)	475,000	410,761
Manufacturers & Traders Trust Co.
4.700%, 01/27/28	250,000	230,888
MBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (c)	300,000	258,117
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	880,000	651,682
1.928%, SOFR + 1.020%, 04/28/32 (c)	635,000	471,678
2.239%, SOFR + 1.178%, 07/21/32 (c)	45,000	33,916
2.475%, SOFR + 1.000%, 01/21/28 (c)	155,000	138,201
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	130,000	120,269
5.123%, SOFR + 1.730%, 02/01/29 (c)	55,000	52,966
5.164%, SOFR + 1.590%, 04/20/29 (c)	480,000	461,786
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	112,064
OTP Bank Nyrt
7.350%, 3M EURIBOR + 4.523%, 03/04/26 (EUR) (c)	390,000	418,916
7.500%, 5Y H15 + 3.711%, 05/25/27 (c)	205,000	205,695
Societe Generale SA
6.221%, 1Y H15 + 3.200%, 06/15/33 (144A) (c)	1,190,000	1,077,679

Banks—(Continued)
Standard Chartered PLC
6.296%, 5Y H15 + 2.580%, 07/06/34 (c)	520,000	501,619
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	225,296
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	197,462
4.751%, 1Y H15 + 1.750%, 05/12/28 (144A) (c)	285,000	269,283
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (c)	210,000	207,797
6.442%, SOFR + 3.700%, 08/11/28 (144A) (c)	250,000	249,785
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	970,000	958,664
Wells Fargo & Co.
2.572%, 3M TSFR + 1.262%, 02/11/31 (c)	155,000	125,289
2.879%, 3M TSFR + 1.432%, 10/30/30 (b) (c)	135,000	112,381
3.000%, 10/23/26	390,000	358,173
3.350%, SOFR + 1.500%, 03/02/33 (c)	280,000	226,336
4.808%, SOFR + 1.980%, 07/25/28 (c)	185,000	176,540
4.897%, SOFR + 2.100%, 07/25/33 (c)	475,000	429,875
5.389%, SOFR + 2.020%, 04/24/34 (c)	160,000	149,585
5.574%, SOFR + 1.740%, 07/25/29 (c)	905,000	882,910

		27,462,449

Beverages—0.0%
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	220,000	206,146

Biotechnology—0.2%
Amgen, Inc.
5.250%, 03/02/30	110,000	107,468
5.250%, 03/02/33	700,000	669,171
CSL Finance PLC
4.050%, 04/27/29 (144A) (b)	325,000	303,153
Royalty Pharma PLC
2.150%, 09/02/31	540,000	404,095
2.200%, 09/02/30 (b)	395,000	306,648

		1,790,535

Building Materials—0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A) (b)	785,000	699,912
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	125,000	96,623
4.375%, 07/15/30 (144A)	720,000	596,303

		1,392,838

Chemicals—0.1%
Celanese U.S. Holdings LLC
6.165%, 07/15/27 (b)	395,000	389,498
6.330%, 07/15/29	280,000	274,459
6.550%, 11/15/30	245,000	239,764

		903,721

Commercial Services—0.3%
Ashtead Capital, Inc.
4.375%, 08/15/27 (144A)	1,000,000	929,438
5.500%, 08/11/32 (144A)	420,000	388,262

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	$352,153
Howard University
2.291%, 10/01/26	100,000	89,894
2.701%, 10/01/29	260,000	219,026
2.801%, 10/01/30	100,000	82,844
2.901%, 10/01/31	100,000	81,184
3.476%, 10/01/41	115,000	78,711
Service Corp. International
3.375%, 08/15/30	785,000	632,710
5.125%, 06/01/29 (b)	858,000	793,221
United Rentals North America, Inc.
4.000%, 07/15/30 (b)	85,000	72,439
4.875%, 01/15/28	65,000	60,717

		3,780,599

Computers—0.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	1,256,000	1,125,251

Cosmetics/Personal Care—0.0%
Kenvue, Inc.
5.050%, 03/22/53 (144A) (b)	210,000	190,748

Distribution/Wholesale—0.0%
LKQ Corp.
5.750%, 06/15/28 (144A)	170,000	166,076

Diversified Financial Services—0.3%
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (c)	160,000	139,239
3.273%, SOFR + 1.790%, 03/01/30 (c)	120,000	100,380
5.247%, SOFR + 2.600%, 07/26/30 (c)	310,000	287,375
5.468%, SOFR + 2.080%, 02/01/29 (c)	155,000	147,545
5.817%, SOFR + 2.600%, 02/01/34 (c)	140,000	126,168
6.312%, SOFR + 2.640%, 06/08/29 (c)	105,000	102,616
6.377%, SOFR + 2.860%, 06/08/34 (c)	120,000	113,246
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,296,511
Intercontinental Exchange, Inc.
4.350%, 06/15/29	110,000	103,436
Nasdaq, Inc.
5.350%, 06/28/28	150,000	147,260
5.550%, 02/15/34	225,000	214,752
OneMain Finance Corp.
6.125%, 03/15/24	77,000	76,756
Synchrony Financial
2.875%, 10/28/31	180,000	127,531
7.250%, 02/02/33	270,000	238,305

		3,221,120

Electric—1.5%
AES Corp.
3.300%, 07/15/25 (144A)	335,000	317,304

Electric—(Continued)
Alabama Power Co.
3.450%, 10/01/49	245,000	162,816
4.150%, 08/15/44	225,000	173,039
Arizona Public Service Co.
5.550%, 08/01/33 (b)	120,000	116,325
Berkshire Hathaway Energy Co.
1.650%, 05/15/31	165,000	123,488
4.600%, 05/01/53 (b)	220,000	171,837
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	229,713
4.973%, 05/01/46	20,000	15,020
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51 (b)	250,000	156,561
Dominion Energy, Inc.
3.375%, 04/01/30 (b)	128,000	110,111
5.375%, 11/15/32 (b)	952,000	908,889
6.300%, 03/15/33	15,000	15,231
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	164,053
Duke Energy Corp.
2.550%, 06/15/31	820,000	650,181
4.500%, 08/15/32	285,000	256,374
5.000%, 08/15/52	85,000	70,658
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	83,033
Duke Energy Ohio, Inc.
5.250%, 04/01/33	10,000	9,654
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	94,571
4.375%, 03/30/44	320,000	255,486
Edison International
5.250%, 11/15/28	95,000	91,403
6.950%, 11/15/29	545,000	562,064
Emera, Inc.
6.750%, 3M LIBOR + 5.440%, 06/15/76 (c)	190,000	182,393
Enel Finance International NV
5.000%, 06/15/32 (144A)	235,000	212,599
Evergy Metro, Inc.
2.250%, 06/01/30	10,000	8,070
Evergy, Inc.
2.450%, 09/15/24	85,000	82,112
2.900%, 09/15/29	345,000	294,666
Eversource Energy
5.125%, 05/15/33	560,000	520,867
5.450%, 03/01/28 (b)	95,000	93,899
Florida Power & Light Co.
5.100%, 04/01/33 (b)	140,000	135,435
Georgia Power Co.
2.650%, 09/15/29	55,000	46,702
4.300%, 03/15/42	140,000	111,994
4.700%, 05/15/32	170,000	157,507
4.950%, 05/17/33	135,000	126,541
Investment Energy Resources Ltd.
6.250%, 04/26/29 (144A)	200,000	182,000
IPALCO Enterprises, Inc.
3.700%, 09/01/24	335,000	327,191

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Kentucky Utilities Co.
5.450%, 04/15/33	160,000	$156,312
Monongahela Power Co.
5.850%, 02/15/34	160,000	157,046
National Grid PLC
5.602%, 06/12/28	75,000	74,183
National Rural Utilities Cooperative Finance Corp.
5.800%, 01/15/33	210,000	209,692
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27	245,000	216,943
2.250%, 06/01/30 (b)	340,000	272,193
4.625%, 07/15/27	625,000	602,411
5.000%, 02/28/30	110,000	105,088
5.000%, 07/15/32	260,000	242,978
6.051%, 03/01/25	55,000	55,083
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	360,000	305,160
Oglethorpe Power Corp.
4.500%, 04/01/47	130,000	97,100
5.050%, 10/01/48	35,000	28,643
Ohio Edison Co.
5.500%, 01/15/33 (144A)	185,000	176,997
Pacific Gas & Electric Co.
2.500%, 02/01/31	840,000	639,055
3.500%, 08/01/50	45,000	26,789
4.400%, 03/01/32	70,000	59,291
4.550%, 07/01/30	335,000	296,126
4.950%, 07/01/50	127,000	94,662
5.250%, 03/01/52	128,000	98,649
5.900%, 06/15/32	400,000	373,561
6.100%, 01/15/29	650,000	634,870
6.150%, 01/15/33	410,000	388,858
6.400%, 06/15/33	800,000	771,068
6.750%, 01/15/53 (b)	25,000	23,424
PPL Capital Funding, Inc.
4.125%, 04/15/30	85,000	76,335
Puget Energy, Inc.
2.379%, 06/15/28	270,000	230,963
3.650%, 05/15/25	270,000	258,811
4.100%, 06/15/30	215,000	187,335
Sempra Energy
5.400%, 08/01/26	270,000	267,137
Southern California Edison Co.
2.250%, 06/01/30	150,000	120,430
2.850%, 08/01/29	315,000	271,686
5.300%, 03/01/28	140,000	138,181
Southern Co.
5.200%, 06/15/33	445,000	420,620
5.700%, 03/15/34 (b)	125,000	122,418
Southwestern Electric Power Co.
5.300%, 04/01/33 (b)	315,000	297,445
Virginia Electric & Power Co.
5.000%, 04/01/33 (b)	285,000	267,179
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	167,879

		16,152,388

Energy-Alternate Sources—0.1%
Energo-Pro AS
8.500%, 02/04/27 (144A)	645,000	629,223
FS Luxembourg Sarl
10.000%, 12/15/25 (144A)	245,000	251,162
Greenko Power II Ltd.
4.300%, 12/13/28	361,725	309,232

		1,189,617

Engineering & Construction—0.1%
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	295,768
International Airport Finance SA
12.000%, 03/15/33 (144A)	904,595	855,747

		1,151,515

Entertainment—0.1%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (b)	225,000	190,984
5.141%, 03/15/52 (b)	330,000	245,203
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	160,000	125,675
3.750%, 12/01/29 (144A)	285,000	239,400
3.875%, 07/15/30 (144A)	855,000	722,219

		1,523,481

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A) (b)	1,195,000	1,126,093
Veralto Corp.
5.350%, 09/18/28	285,000	281,776

		1,407,869

Food—0.1%
Conagra Brands, Inc.
1.375%, 11/01/27 (b)	255,000	213,350
General Mills, Inc.
4.950%, 03/29/33 (b)	85,000	79,643
Minerva Luxembourg SA
8.875%, 09/13/33	300,000	297,606
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	635,000	629,695

		1,220,294

Gas—0.2%
Brooklyn Union Gas Co.
6.388%, 09/15/33 (144A)	365,000	358,031
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	17,243
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A)	275,000	265,384
NiSource, Inc.
3.490%, 05/15/27	95,000	88,054
3.600%, 05/01/30	265,000	230,833
5.250%, 03/30/28	315,000	308,712

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
NiSource, Inc.
5.400%, 06/30/33	290,000	$277,951
Piedmont Natural Gas Co., Inc.
5.400%, 06/15/33	145,000	138,243
Southern California Gas Co.
5.200%, 06/01/33	250,000	236,505
Southern Co. Gas Capital Corp.
5.750%, 09/15/33	70,000	68,623

		1,989,579

Hand/Machine Tools—0.1%
Regal Rexnord Corp.
6.050%, 04/15/28 (144A)	650,000	632,233
6.300%, 02/15/30 (144A)	255,000	246,323

		878,556

Healthcare-Products—0.2%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	226,623
2.750%, 09/23/26 (144A)	200,000	183,897
3.000%, 09/23/29 (144A)	265,000	228,094
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	780,000	711,109
GE HealthCare Technologies, Inc.
5.857%, 03/15/30	200,000	198,407
5.905%, 11/22/32 (b)	315,000	312,511
Hologic, Inc.
4.625%, 02/01/28 (144A)	658,000	605,464

		2,466,105

Healthcare-Services—0.3%
Centene Corp.
2.450%, 07/15/28 (b)	215,000	181,641
3.375%, 02/15/30	20,000	16,681
4.250%, 12/15/27	110,000	101,410
4.625%, 12/15/29	1,185,000	1,067,247
CommonSpirit Health
3.347%, 10/01/29	105,000	91,666
Humana, Inc.
3.700%, 03/23/29	290,000	264,545
Kaiser Foundation Hospitals
2.810%, 06/01/41	110,000	73,880
3.002%, 06/01/51	205,000	129,042
Sutter Health
3.361%, 08/15/50	55,000	35,949
UnitedHealth Group, Inc.
2.750%, 05/15/40	315,000	214,022
3.500%, 08/15/39	60,000	46,200
4.000%, 05/15/29	340,000	318,195
4.950%, 05/15/62	60,000	51,720
5.875%, 02/15/53	45,000	45,160
6.050%, 02/15/63	65,000	65,767

		2,703,125

Home Builders—0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	120,000	104,850
5.750%, 01/15/28 (144A) (b)	623,000	580,324
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	126,384

		811,558

Insurance—0.2%
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33	150,000	143,798
Athene Global Funding
2.646%, 10/04/31 (144A)	510,000	377,617
2.717%, 01/07/29 (144A)	735,000	610,551
Corebridge Financial, Inc.
3.850%, 04/05/29	160,000	143,725
6.050%, 09/15/33	70,000	68,034
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	755,000	631,833
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	245,000	215,029
Willis North America, Inc.
3.600%, 05/15/24	130,000	127,933

		2,318,520

Internet—0.2%
Gen Digital, Inc.
5.000%, 04/15/25 (144A)	615,000	600,764
6.750%, 09/30/27 (144A) (b)	540,000	529,397
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A) (b)	170,000	143,030
5.250%, 12/01/27 (144A)	983,000	927,259

		2,200,450

Iron/Steel—0.0%
ArcelorMittal SA
6.800%, 11/29/32 (b)	320,000	317,806

Machinery-Diversified—0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33	110,000	106,163
Otis Worldwide Corp.
2.565%, 02/15/30	300,000	248,721

		354,884

Media—0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.125%, 07/01/49	160,000	116,635
5.750%, 04/01/48	5,000	3,992
6.484%, 10/23/45	1,290,000	1,126,355
6.834%, 10/23/55	90,000	79,528
Comcast Corp.
2.937%, 11/01/56	54,000	30,690
2.987%, 11/01/63	157,000	86,827

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.750%, 04/01/40	220,000	$170,422
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	270,000	210,330
Discovery Communications LLC
3.625%, 05/15/30 (b)	180,000	152,359
4.000%, 09/15/55	516,000	309,586
5.200%, 09/20/47	190,000	144,048
5.300%, 05/15/49	517,000	395,885
Paramount Global
4.200%, 05/19/32	260,000	206,691
4.375%, 03/15/43	150,000	97,018
4.950%, 01/15/31 (b)	655,000	562,486
5.250%, 04/01/44	250,000	174,565
5.850%, 09/01/43 (b)	40,000	31,108
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	620,000	552,575
4.000%, 07/15/28 (144A)	380,000	324,356
4.125%, 07/01/30 (144A)	100,000	80,061
Time Warner Cable LLC
4.500%, 09/15/42 (b)	200,000	138,564

		4,994,081

Mining—0.2%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	640,000	511,257
Corp. Nacional del Cobre de Chile
5.950%, 01/08/34	540,000	522,535
FMG Resources August 2006 Pty. Ltd.
4.375%, 04/01/31 (144A)	180,000	148,102
Glencore Funding LLC
2.850%, 04/27/31 (144A)	110,000	87,287
5.700%, 05/08/33 (144A)	260,000	246,540
6.375%, 10/06/30 (144A)	475,000	473,721

		1,989,442

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp.
2.670%, 12/01/26	120,000	108,228
3.250%, 02/15/29	1,304,000	1,111,908

		1,220,136

Oil & Gas—0.6%
Aker BP ASA
2.000%, 07/15/26 (144A)	200,000	178,497
5.600%, 06/13/28	255,000	249,150
6.000%, 06/13/33 (144A)	340,000	328,602
BP Capital Markets America, Inc.
2.939%, 06/04/51	245,000	149,587
3.000%, 02/24/50	85,000	52,999
4.812%, 02/13/33	435,000	407,108
4.893%, 09/11/33 (b)	270,000	253,482
ConocoPhillips Co.
4.025%, 03/15/62	90,000	64,662
5.050%, 09/15/33	265,000	253,688

Oil & Gas—(Continued)
ConocoPhillips Co.
5.700%, 09/15/63	205,000	195,306
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	125,000	93,606
5.750%, 01/15/31 (144A)	125,000	117,432
Diamondback Energy, Inc.
6.250%, 03/15/33	15,000	15,009
Ecopetrol SA
4.625%, 11/02/31	130,000	99,249
8.625%, 01/19/29	755,000	757,670
Energian Israel Finance Ltd.
4.875%, 03/30/26 (144A)	155,000	143,964
5.875%, 03/30/31 (144A)	155,000	134,424
8.500%, 09/30/33	210,000	209,370
Equinor ASA
3.625%, 04/06/40	170,000	131,193
3.700%, 04/06/50	110,000	80,306
Hess Corp.
7.125%, 03/15/33	37,000	39,071
7.300%, 08/15/31	190,000	201,255
Leviathan Bond Ltd.
6.500%, 06/30/27 (144A)	480,000	454,800
Marathon Oil Corp.
6.600%, 10/01/37	165,000	160,699
Occidental Petroleum Corp.
6.450%, 09/15/36	125,000	122,742
6.625%, 09/01/30 (b)	215,000	217,849
Ovintiv, Inc.
6.500%, 08/15/34 (b)	85,000	83,714
6.625%, 08/15/37	190,000	182,275
Patterson-UTI Energy, Inc.
7.150%, 10/01/33	40,000	40,144
Shell International Finance BV
2.875%, 11/26/41	120,000	81,439
3.000%, 11/26/51	155,000	96,787
3.250%, 04/06/50	125,000	82,999
Var Energi ASA
7.500%, 01/15/28 (144A) (b)	330,000	338,626
Viper Energy Partners LP
5.375%, 11/01/27 (144A) (b)	535,000	506,771

		6,524,475

Packaging & Containers—0.2%
Ball Corp.
4.000%, 11/15/23	200,000	199,083
6.000%, 06/15/29	1,550,000	1,504,769

		1,703,852

Pharmaceuticals—0.0%
CVS Health Corp.
4.125%, 04/01/40	155,000	120,466
5.125%, 02/21/30	205,000	197,174
5.250%, 01/30/31	120,000	115,299

		432,939

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.5%
Cheniere Energy Partners LP
4.500%, 10/01/29	155,000	$140,348
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/28 (144A)	225,000	223,860
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	45,000	44,421
6.036%, 11/15/33 (144A)	310,000	302,593
6.544%, 11/15/53	80,000	78,210
Enbridge, Inc.
5.700%, 03/08/33	625,000	598,749
8.500%, 5Y H15 + 4.431%, 01/15/84 (b) (c)	385,000	381,832
Energy Transfer LP
5.250%, 04/15/29	115,000	110,266
5.950%, 10/01/43	20,000	17,583
6.125%, 12/15/45	45,000	40,028
6.250%, 04/15/49 (b)	60,000	55,051
EQM Midstream Partners LP
6.500%, 07/01/27 (144A)	30,000	29,294
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/38 (144A)	220,000	214,676
6.510%, 02/23/42 (144A)	365,000	357,858
MPLX LP
1.750%, 03/01/26	100,000	90,675
4.950%, 09/01/32	205,000	186,696
4.950%, 03/14/52 (b)	10,000	7,823
ONEOK, Inc.
3.400%, 09/01/29	210,000	182,246
4.350%, 03/15/29	85,000	78,392
6.100%, 11/15/32	200,000	197,472
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	145,000	132,974
Targa Resources Corp.
4.200%, 02/01/33	40,000	34,012
6.125%, 03/15/33	130,000	127,439
6.250%, 07/01/52	155,000	142,329
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32 (b)	75,000	63,111
4.875%, 02/01/31	65,000	58,217
TransCanada PipeLines Ltd.
2.500%, 10/12/31	185,000	143,250
Transcontinental Gas Pipe Line Co. LLC
3.250%, 05/15/30	125,000	107,213
Western Midstream Operating LP
4.750%, 08/15/28	145,000	135,612
6.150%, 04/01/33	240,000	231,458
Williams Cos., Inc.
4.650%, 08/15/32	380,000	345,674
5.650%, 03/15/33	180,000	173,932

		5,033,294

Real Estate Investment Trusts—0.3%
American Tower Corp.
2.700%, 04/15/31	80,000	63,445
3.650%, 03/15/27	280,000	259,433
3.800%, 08/15/29 (b)	275,000	244,615

Real Estate Investment Trusts—(Continued)
American Tower Corp.
5.800%, 11/15/28	220,000	218,344
Crown Castle, Inc.
2.900%, 03/15/27	240,000	217,685
3.800%, 02/15/28	20,000	18,338
4.800%, 09/01/28	695,000	659,667
5.000%, 01/11/28 (b)	100,000	96,607
Equinix, Inc.
3.200%, 11/18/29	285,000	244,056
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	195,000	162,341
5.300%, 01/15/29 (b)	235,000	217,850
5.750%, 06/01/28	270,000	258,876
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	521,642
VICI Properties LP
4.950%, 02/15/30	561,000	513,297

		3,696,196

Retail—0.3%
AutoZone, Inc.
4.750%, 08/01/32	190,000	174,287
4.750%, 02/01/33 (b)	60,000	54,560
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	671,647
5.625%, 01/01/30 (144A)	585,000	526,340
Gap, Inc.
3.625%, 10/01/29 (144A)	487,000	360,391
3.875%, 10/01/31 (144A)	913,000	641,491
O’Reilly Automotive, Inc.
4.700%, 06/15/32	440,000	403,215

		2,831,931

Semiconductors—0.2%
Broadcom, Inc.
4.000%, 04/15/29 (144A)	565,000	509,851
Intel Corp.
3.100%, 02/15/60	185,000	106,392
5.700%, 02/10/53 (b)	70,000	65,643
5.900%, 02/10/63	110,000	104,278
Marvell Technology, Inc.
2.450%, 04/15/28	420,000	362,799
2.950%, 04/15/31	85,000	68,767
5.950%, 09/15/33	90,000	88,336
NXP BV/NXP Funding LLC
5.550%, 12/01/28	165,000	161,500
Qorvo, Inc.
3.375%, 04/01/31 (144A)	260,000	205,937

		1,673,503

Software—0.5%
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A)	1,053,000	942,909
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	762,649

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc.
3.625%, 11/01/31 (144A)	355,000	$290,417
3.875%, 02/15/31 (144A)	115,000	97,429
4.000%, 11/15/29 (144A) (b)	190,000	166,877
Open Text Corp.
3.875%, 12/01/29 (144A)	740,000	608,294
6.900%, 12/01/27 (144A)	680,000	681,548
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	103,724
Oracle Corp.
2.950%, 04/01/30	100,000	84,149
3.850%, 04/01/60	830,000	527,810
4.000%, 07/15/46	5,000	3,528
4.100%, 03/25/61	130,000	86,705
4.125%, 05/15/45	15,000	10,874
6.150%, 11/09/29	405,000	411,137
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	735,000	693,575

		5,471,625

Telecommunications—0.3%
AT&T, Inc.
2.550%, 12/01/33	115,000	84,466
3.550%, 09/15/55	539,000	329,953
3.650%, 09/15/59	31,000	18,862
3.800%, 12/01/57	251,000	159,015
5.400%, 02/15/34 (b)	250,000	233,975
Nokia Oyj
4.375%, 06/12/27	720,000	666,608
Rogers Communications, Inc.
3.800%, 03/15/32	215,000	178,671
T-Mobile USA, Inc.
2.050%, 02/15/28	365,000	313,856
3.875%, 04/15/30	160,000	141,756
5.050%, 07/15/33 (b)	305,000	282,982
5.750%, 01/15/34	205,000	199,982
Verizon Communications, Inc.
2.355%, 03/15/32 (b)	455,000	347,146
2.550%, 03/21/31	212,000	168,802
2.650%, 11/20/40	65,000	41,146
2.850%, 09/03/41	105,000	67,881

		3,235,101

Trucking & Leasing—0.2%
DAE Funding LLC
1.550%, 08/01/24 (144A)	885,000	847,506
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.700%, 11/01/24 (144A)	455,000	437,999
4.000%, 07/15/25 (144A)	365,000	350,571
4.400%, 07/01/27 (144A)	285,000	267,085
6.050%, 08/01/28 (144A)	105,000	103,683

		2,006,844

Total Corporate Bonds & Notes (Cost $133,833,759)		122,070,365

Asset-Backed Securities—4.8%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—1.2%
American Credit Acceptance Receivables Trust
4.550%, 10/13/26 (144A)	55,000	54,659
6.090%, 11/12/27	325,000	324,466
AmeriCredit Automobile Receivables Trust
2.580%, 09/18/25	535,000	526,137
ARI Fleet Lease Trust
5.410%, 02/17/32 (144A)	795,000	788,068
Avis Budget Rental Car Funding AESOP LLC
5.900%, 08/21/28	375,000	375,543
Carvana Auto Receivables Trust
4.130%, 04/12/27	970,000	949,683
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	603,441	599,367
CPS Auto Receivables Trust
5.910%, 08/16/27 (144A)	839,111	837,662
Drive Auto Receivables Trust
2.700%, 02/16/27	199,896	198,338
DT Auto Owner Trust
5.190%, 10/16/28 (144A)	250,000	246,298
5.410%, 02/15/29 (144A)	280,000	275,875
Enterprise Fleet Financing LLC
5.420%, 10/22/29 (144A)	390,000	384,200
Exeter Automobile Receivables Trust
2.180%, 06/15/26	258,067	256,294
2.580%, 09/15/25 (144A)	398,126	392,037
2.730%, 12/15/25 (144A)	162,690	159,759
4.570%, 01/15/27	370,000	366,270
6.030%, 08/16/27	162,000	161,001
6.110%, 09/15/27	158,000	157,426
Flagship Credit Auto Trust
4.690%, 07/17/28 (144A)	503,000	487,471
5.050%, 01/18/28 (144A)	140,000	136,693
GLS Auto Receivables Issuer Trust
4.920%, 01/15/27 (144A)	90,000	88,593
Hertz Vehicle Financing III LLC
5.940%, 02/25/28	990,000	987,519
Santander Drive Auto Receivables Trust
4.420%, 11/15/27	735,000	718,139
4.430%, 03/15/27	235,000	230,457
4.720%, 06/15/27	165,000	162,486
4.980%, 02/15/28	295,000	289,867
5.610%, 07/17/28	495,000	490,421
5.950%, 01/17/28	650,000	646,452
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30	245,000	240,742
Tricolor Auto Securitization Trust
6.480%, 08/17/26 (144A)	191,923	191,502
Westlake Automobile Receivables Trust
1.650%, 02/17/26 (144A)	415,000	402,847
4.310%, 09/15/27 (144A)	560,000	549,213
5.410%, 01/18/28 (144A)	160,000	157,977
World Omni Auto Receivables Trust
5.030%, 05/15/29	270,000	263,157

		13,096,619

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
5.534%, 1M TSFR + 0.214%, 12/25/46 (c)	44,920	$21,357
5.985%, 06/25/36 (c)	424,902	107,928
6.034%, 1M TSFR + 0.714%, 03/25/36 (c)	514,823	270,553
Renaissance Home Equity Loan Trust
6.120%, 11/25/36 (k)	239,171	92,544
Soundview Home Loan Trust
5.934%, 1M TSFR + 0.614%, 11/25/36 (c)	371,125	340,340

		832,722

Asset-Backed - Other—3.4%
510 Asset-Backed Trust
2.116%, 06/25/61 (144A) (k)	607,649	555,475
AASET Trust
3.351%, 01/16/40 (144A)	112,732	98,077
Affirm Asset Securitization Trust
1.900%, 01/15/25 (144A)	21,791	21,634
3.460%, 10/15/24 (144A)	750	749
6.610%, 01/18/28 (144A)	385,000	383,083
Aligned Data Centers Issuer LLC
6.000%, 08/17/48	745,000	716,653
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	213,435	211,406
Arbor Realty Commercial Real Estate Notes Ltd.
6.547%, 1M TSFR + 1.214%, 05/15/36 (144A) (c)	210,000	207,401
Avant Loans Funding Trust
1.210%, 07/15/30 (144A)	281,878	278,286
Bain Capital Credit CLO Ltd.
6.793%, 3M TSFR + 1.442%, 07/25/34 (144A) (c)	1,325,000	1,313,271
Benefit Street Partners CLO XXXI Ltd.
7.220%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	575,439
BlueMountain CLO XXIV Ltd.
6.688%, 3M TSFR + 1.362%, 04/20/34 (144A) (c)	825,000	816,601
CCG Receivables Trust
5.820%, 09/16/30 (144A)	345,000	344,487
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	94,245	82,742
1.690%, 07/15/60 (144A)	224,107	203,569
1.990%, 07/15/60 (144A)	242,773	203,439
5.970%, 08/15/62 (144A)	142,661	138,731
Cirrus Funding Ltd.
4.800%, 01/25/37 (144A)	940,000	910,838
CNH Equipment Trust
4.770%, 10/15/30	170,000	165,558
DLLAA LLC
5.640%, 02/22/28	285,000	284,491
Domino’s Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	508,300	428,516
3.668%, 10/25/49 (144A)	318,450	275,535
4.116%, 07/25/48 (144A)	666,750	632,580
Elmwood CLO Ltd.
7.307%, 3M TSFR + 2.250%, 04/16/36 (144A) (c)	530,000	523,856
7.797%, 3M TSFR + 2.400%, 10/17/36 (c)	760,000	760,000
Finance America Mortgage Loan Trust
6.484%, 1M TSFR + 1.164%, 09/25/33 (c)	40,479	38,988

Asset-Backed - Other—(Continued)
FirstKey Homes Trust
4.145%, 05/17/39 (144A)	288,369	270,078
4.250%, 07/17/39 (144A)	1,183,308	1,108,528
GMACM Home Equity Loan Trust
5.934%, 1M TSFR + 0.614%, 10/25/34 (144A) (c)	9,434	9,386
Golub Capital Partners CLO 68B Ltd.
8.197%, 3M TSFR + 2.800%, 07/25/36 (c)	460,000	462,957
Invesco U.S. CLO Ltd.
7.156%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	342,071
JFIN CLO Ltd.
6.607%, 3M TSFR + 1.262%, 04/24/29 (144A) (c)	454,141	452,639
KKR CLO 21 Ltd.
6.570%, 3M TSFR + 1.262%, 04/15/31 (144A) (c)	1,224,612	1,217,399
Knollwood CDO Ltd.
8.743%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c)	838,135	84
Kubota Credit Owner Trust
5.020%, 06/15/27 (144A)	385,000	378,935
LCM XX LP
6.628%, 3M TSFR + 1.302%, 10/20/27 (144A) (c)	7,238	7,233
MF1 Ltd.
7.077%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	662,840
MFA LLC
2.363%, 03/25/60 (144A) (k)	487,127	467,385
Morgan Stanley ABS Capital I, Inc. Trust
5.734%, 1M TSFR + 0.414%, 06/25/36 (c)	7,724	6,506
New Economy Assets Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	865,000	745,887
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	81,418	75,947
Octagon 61 Ltd.
7.419%, 3M TSFR + 2.350%, 04/20/36 (144A) (c)	745,000	751,999
OZLM VII Ltd.
6.580%, 3M TSFR + 1.272%, 07/17/29 (144A) (c)	118,611	118,084
OZLM XVIII Ltd.
6.590%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	845,751	837,879
PRET LLC
2.487%, 07/25/51 (144A) (k)	298,241	283,312
Pretium Mortgage Credit Partners LLC
1.992%, 06/27/60 (144A) (k)	436,879	404,357
1.992%, 02/25/61 (144A) (k)	727,329	685,952
2.981%, 01/25/52 (144A) (k)	908,184	844,033
Progress Residential Trust
1.510%, 10/17/38 (144A)	803,934	700,488
3.200%, 04/17/39 (144A)	278,100	251,827
4.438%, 05/17/41 (144A)	763,033	706,783
4.451%, 06/17/39 (144A)	214,246	202,455
4.750%, 10/27/39 (144A)	347,557	329,139
Regatta VI Funding Ltd.
6.748%, 3M TSFR + 1.422%, 04/20/34 (144A) (c)	1,200,000	1,192,766
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48	1,100,000	991,329
RR 23 Ltd.
7.999%, 3M TSFR + 2.650%, 10/15/35 (c)	1,110,000	1,107,161
RR 26 Ltd.
6.982%, 3M TSFR + 2.250%, 04/15/38 (144A) (c)	520,000	521,815

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	170,842	$144,565
Sound Point CLO XXIX Ltd.
6.683%, 3M TSFR + 1.332%, 04/25/34 (144A) (c)	1,300,000	1,280,664
Stack Infrastructure Issuer LLC
5.900%, 07/25/48	720,000	691,333
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	287,917
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,348	1,543,291
Texas Debt Capital CLO Ltd.
7.122%, 3M TSFR + 2.300%, 04/20/36 (144A) (c)	635,000	634,490
Tricon Residential Trust
4.849%, 07/17/40 (144A)	770,763	734,000
Upstart Securitization Trust
0.830%, 07/20/31 (144A)	5,095	5,078
VCAT LLC
1.743%, 05/25/51 (144A) (k)	398,024	369,741
2.115%, 03/27/51 (144A) (k)	116,824	111,184
Venture 42 CLO Ltd.
6.700%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,275,345
Venture 43 CLO Ltd.
6.810%, 3M TSFR + 1.502%, 04/15/34 (144A) (c)	500,000	495,155
VOLT XCIV LLC
2.240%, 02/27/51 (144A) (k)	424,175	399,678
Voya CLO Ltd.
6.472%, 3M TSFR + 1.162%, 01/18/29 (144A) (c)	589,139	587,843
Wellfleet CLO X Ltd.
6.758%, 3M TSFR + 1.432%, 07/20/32 (144A) (c)	1,065,000	1,055,147
Wendy’s Funding LLC
3.884%, 03/15/48 (144A)	409,988	367,075
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	162,525	140,614

		36,431,779

Asset-Backed - Student Loan—0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	471,769	393,262
5.510%, 10/15/71 (144A)	589,013	576,931

		970,193

Total Asset-Backed Securities (Cost $53,535,015)		51,331,313

Mortgage-Backed Securities—4.3%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust
5.934%, 1M TSFR + 0.614%, 01/25/36 (c)	65,822	59,274
5.974%, 1M TSFR + 0.654%, 11/25/35 (c)	28,991	28,354
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (c)	654,148	530,555
0.985%, 04/25/66 (144A) (c)	270,554	218,491
0.990%, 04/25/53 (144A) (c)	228,552	204,765
1.068%, 05/25/66 (144A) (c)	507,022	414,505
1.820%, 11/25/66 (144A) (c)	474,827	390,188

Collateralized Mortgage Obligations—(Continued)
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (c)	305,896	280,151
Bear Stearns ALT-A Trust
5.914%, 1M TSFR + 0.594%, 02/25/36 (c)	215,930	188,622
Bear Stearns ARM Trust
3.909%, 07/25/36 (c)	129,965	109,810
Bear Stearns Mortgage Funding Trust
5.614%, 1M TSFR + 0.294%, 10/25/36 (c)	71,277	58,764
5.834%, 1M TSFR + 0.514%, 02/25/37 (c)	288,138	259,263
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (c)	317,870	266,818
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	175,402	152,314
0.970%, 03/25/60 (144A) (c)	144,487	132,090
CHL Mortgage Pass-Through Trust
4.163%, 09/25/47 (c)	167,905	145,780
4.446%, 06/20/35 (c)	4,566	4,190
5.834%, 1M TSFR + 0.514%, 04/25/46 (c)	164,057	135,516
6.114%, 1M TSFR + 0.794%, 02/25/35 (c)	63,480	52,976
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	450,138	354,654
0.956%, 09/27/66 (144A) (c)	780,624	591,929
4.301%, 03/25/67 (144A) (c)	174,019	162,987
Countrywide Alternative Loan Trust
5.500%, 11/25/35	321,492	175,834
5.500%, 1M TSFR + 0.914%, 12/25/35 (c)	68,724	57,079
5.500%, 1M TSFR + 0.564%, 03/01/38 (c)	126,976	94,155
5.974%, 1M TSFR + 0.654%, 01/25/36 (c)	63,717	55,794
5.976%, 12M MTA + 1.350%, 08/25/35 (c)	148,805	116,219
CSMC Trust
0.938%, 05/25/66 (144A) (c)	393,236	297,122
1.179%, 02/25/66 (144A) (c)	540,721	447,468
1.796%, 12/27/60 (144A) (c)	281,744	262,306
1.841%, 10/25/66 (144A) (c)	490,819	398,026
2.265%, 11/25/66 (144A) (c)	1,191,523	977,479
3.250%, 04/25/47 (144A) (c)	279,735	244,961
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (c)	182,354	155,590
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.734%, 1M TSFR + 0.414%, 12/25/36 (c)	142,930	128,255
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	182,264	141,923
2.206%, 01/25/67 (144A) (c)	554,271	449,963
GCAT Trust
1.036%, 05/25/66 (144A) (c)	378,075	299,542
1.091%, 05/25/66 (144A) (c)	489,442	390,371
1.262%, 07/25/66 (144A) (c)	965,025	738,567
1.915%, 08/25/66 (144A) (c)	357,306	302,378
GreenPoint Mortgage Funding Trust
6.026%, 12M MTA + 1.400%, 10/25/45 (c)	130,686	98,564
GSR Mortgage Loan Trust
3.922%, 01/25/36 (c)	155,003	139,956
5.734%, 1M TSFR + 0.414%, 01/25/37 (c)	431,034	112,323
6.000%, 07/25/37	135,461	83,891
Imperial Fund Mortgage Trust
3.638%, 03/25/67 (144A) (k)	1,172,785	1,039,765

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust
3.556%, 10/25/35 (c)	8,579	$8,070
JP Morgan Mortgage Trust
3.932%, 05/25/36 (c)	10,467	8,438
Legacy Mortgage Asset Trust
1.650%, 11/25/60 (144A) (k)	186,649	168,956
1.750%, 04/25/61 (144A) (k)	277,558	256,368
1.750%, 07/25/61 (144A) (k)	364,867	339,800
6.250%, 11/25/59 (144A) (k)	668,167	661,946
LSTAR Securities Investment Ltd.
8.229%, 1M TSFR + 2.914%, 02/01/26 (144A) (c)	460,099	456,628
MASTR Adjustable Rate Mortgages Trust
3.926%, 09/25/33 (c)	43,478	38,796
5.387%, 11/21/34 (c)	32,218	29,957
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (c)	289,480	265,918
MFA Trust
1.029%, 11/25/64 (144A) (c)	283,450	230,533
1.153%, 04/25/65 (144A) (c)	196,652	171,003
Morgan Stanley Mortgage Loan Trust
4.502%, 05/25/36 (c)	125,405	54,801
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (c)	170,209	149,979
2.492%, 09/25/59 (144A) (c)	75,419	69,495
3.500%, 08/25/59 (144A) (c)	288,022	261,967
3.750%, 11/26/35 (144A) (c)	264,482	244,040
3.881%, 09/25/57 (144A) (c)	396,112	360,866
4.000%, 03/25/57 (144A) (c)	512,244	471,350
4.000%, 05/25/57 (144A) (c)	282,227	256,824
6.184%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	337,429	327,212
NMLT Trust
1.185%, 05/25/56 (144A) (c)	807,432	642,049
OBX Trust
1.054%, 07/25/61 (144A) (c)	487,193	362,820
1.072%, 02/25/66 (144A) (c)	514,643	416,962
2.305%, 11/25/61 (144A) (c)	964,164	797,832
Preston Ridge Partners Mortgage LLC
1.793%, 06/25/26 (144A) (k)	504,476	465,300
1.793%, 07/25/26 (144A) (k)	442,039	413,760
1.867%, 04/25/26 (144A) (k)	818,944	758,787
2.363%, 11/25/25 (144A) (k)	121,683	118,165
2.363%, 10/25/26 (144A) (k)	886,711	826,347
2.487%, 10/25/26 (144A) (k)	392,525	364,043
RALI Series Trust
6.000%, 12/25/35	111,583	94,020
6.034%, 1M TSFR + 0.714%, 04/25/36 (c)	434,724	369,864
RFMSI Trust
4.154%, 08/25/35 (c)	47,828	22,791
Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	470,744	367,230
3.500%, 11/25/57	397,551	352,608
3.500%, 03/25/58	767,368	655,260
3.500%, 07/25/58	1,094,813	957,429
3.500%, 08/25/58	214,693	186,325
3.500%, 10/25/58	835,038	715,690

Collateralized Mortgage Obligations—(Continued)
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	140,281	123,243
1.219%, 05/25/65 (144A) (c)	384,434	332,149
1.920%, 11/25/66 (144A) (c)	761,154	601,625
Structured Adjustable Rate Mortgage Loan Trust
5.734%, 1M TSFR + 0.414%, 09/25/34 (c)	33,063	28,313
Toorak Mortgage Corp. Ltd.
2.240%, 06/25/24 (144A) (k)	511,165	497,032
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	1,200,873	947,044
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	240,818	204,251
0.938%, 07/25/66 (144A) (c)	340,092	256,465
1.031%, 02/25/66 (144A) (c)	211,875	176,568
1.824%, 11/25/66 (144A) (c)	525,742	432,735
1.829%, 10/25/66 (144A) (c)	1,217,388	1,014,228
4.130%, 02/25/67 (144A) (k)	177,358	159,598
WaMu Mortgage Pass-Through Certificates Trust
3.782%, 06/25/37 (c)	63,738	54,437
5.506%, 12M MTA + 0.880%, 10/25/46 (c)	116,218	95,242
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.000%, 1M TSFR + 0.714%, 07/25/36 (c)	52,732	34,635
Wells Fargo Mortgage-Backed Securities Trust
6.182%, 09/25/36 (c)	35,926	33,504
6.240%, 10/25/36 (c)	39,811	35,907

		30,696,732

Commercial Mortgage-Backed Securities—1.5%
BANK
0.708%, 11/15/62 (c) (d)	4,536,254	130,215
0.754%, 11/15/62 (c) (d)	2,235,135	70,599
0.806%, 12/15/52 (c) (d)	3,627,777	120,334
0.848%, 11/15/50 (c) (d)	6,785,719	158,517
0.898%, 11/15/54 (c) (d)	780,688	18,093
0.935%, 09/15/62 (c) (d)	4,032,293	150,018
1.033%, 05/15/62 (c) (d)	2,862,512	109,931
1.204%, 02/15/56 (c) (d)	1,366,745	87,275
1.876%, 03/15/63 (c) (d)	4,888,072	439,820
2.036%, 02/15/54	565,000	434,198
3.688%, 02/15/61	1,700,000	1,551,098
Barclays Commercial Mortgage Trust
1.099%, 04/15/53 (c) (d)	1,280,000	70,173
1.623%, 02/15/50 (c) (d)	4,752,758	183,257
3.662%, 04/15/55 (c)	230,000	195,344
4.600%, 06/15/55 (c)	245,000	223,266
5.133%, 12/15/51 (c)	475,000	370,934
5.439%, 12/15/55 (c)	325,000	316,517
5.710%, 12/15/55 (c)	105,000	103,468
Benchmark Mortgage Trust
0.607%, 07/15/51 (c) (d)	3,954,067	61,367
0.679%, 01/15/51 (c) (d)	1,768,439	32,066
1.161%, 08/15/52 (c) (d)	1,962,626	69,838
1.356%, 03/15/62 (c) (d)	5,781,297	270,064
1.627%, 01/15/54 (c) (d)	2,355,173	190,215
1.912%, 07/15/53 (c) (d)	1,321,953	90,046

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
3.882%, 02/15/51 (c)	795,000	$718,557
4.016%, 03/15/52	630,000	562,314
BPR Trust
8.564%, 1M TSFR + 3.232%, 08/15/24 (144A) (c)	575,000	570,792
BX Trust
7.783%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	526,644	526,500
CAMB Commercial Mortgage Trust
7.930%, 1M TSFR + 2.597%, 12/15/37 (144A) (c)	665,000	644,500
Citigroup Commercial Mortgage Trust
1.043%, 07/10/47 (c) (d)	3,004,831	13,848
1.151%, 04/10/48 (c) (d)	3,680,829	43,050
Commercial Mortgage Trust
0.483%, 02/10/47 (c) (d)	1,429,305	89
1.289%, 10/15/45 (c) (d)	68,890	4
2.819%, 01/10/39 (144A)	205,000	173,532
2.853%, 10/15/45	5,934	5,400
3.796%, 08/10/47	225,000	220,927
3.961%, 03/10/47	235,125	233,340
4.074%, 02/10/47 (c)	115,000	114,187
4.084%, 01/10/39 (144A) (c)	210,000	157,533
4.236%, 02/10/47 (c)	156,560	155,927
Credit Suisse First Boston Mortgage Securities Corp.
4.877%, 04/15/37	520	510
CSAIL Commercial Mortgage Trust
0.850%, 06/15/57 (c) (d)	10,674,916	80,124
1.048%, 11/15/48 (c) (d)	664,191	9,828
2.022%, 01/15/49 (c) (d)	1,455,820	50,912
DBJPM Mortgage Trust
1.824%, 09/15/53 (c) (d)	1,006,617	60,026
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,200,000	878,719
GS Mortgage Securities Trust
0.090%, 08/10/44 (144A) (c) (d)	115,565	1
0.366%, 07/10/46 (c) (d)	750,578	8
5.167%, 04/10/47 (144A) (c)	465,000	382,192
JP Morgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (c)	268,095	236,824
2.812%, 01/16/37 (144A)	305,000	277,477
3.910%, 12/15/47 (144A) (c)	130,000	88,272
JPMBB Commercial Mortgage Securities Trust
0.736%, 09/15/47 (c) (d)	2,520,068	10,043
Morgan Stanley Bank of America Merrill Lynch Trust
1.099%, 12/15/47 (c) (d)	1,694,034	10,390
1.109%, 10/15/48 (c) (d)	719,090	7,662
4.259%, 10/15/46 (c)	31	31
Morgan Stanley Capital I Trust
1.479%, 06/15/50 (c) (d)	1,474,802	44,315
3.912%, 09/09/32 (144A)	1,140,000	866,400
5.109%, 07/15/49 (144A) (c)	265,000	190,395
5.278%, 10/12/52 (144A) (c)	12,137	4,492
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (c)	150,000	99,590
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,142,916
UBS Commercial Mortgage Trust
1.219%, 08/15/50 (c) (d)	695,609	22,138

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
1.023%, 09/15/57 (c) (d)	4,504,990	62,326
1.197%, 05/15/48 (c) (d)	2,552,948	25,645
2.942%, 10/15/49	890,000	812,969
4.279%, 05/15/48 (c)	80,000	66,397
WFRBS Commercial Mortgage Trust
1.393%, 03/15/47 (c) (d)	1,101,109	98
3.016%, 11/15/47 (144A)	87,519	4,806
3.723%, 05/15/47	78,162	77,314
3.995%, 05/15/47	160,281	157,027
4.045%, 03/15/47	40,000	39,762
4.101%, 03/15/47	335,000	331,644
5.000%, 06/15/44 (144A) (c)	105,000	53,644

		15,682,050

Total Mortgage-Backed Securities (Cost $57,994,614)		46,378,782

Foreign Government—1.0%

Banks—0.0%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	200,000	188,500

Sovereign—1.0%
Angola Government International Bond
8.000%, 11/26/29	400,000	328,674
Benin Government International Bond
4.950%, 01/22/35 (144A) (EUR)	620,000	449,145
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	160,600
5.000%, 07/15/32 (144A)	405,000	377,352
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	11,104,000	2,054,814
Chile Government International Bond
1.250%, 01/22/51 (EUR)	250,000	127,527
Colombia Government International Bonds
5.000%, 06/15/45	800,000	523,478
5.200%, 05/15/49	200,000	131,021
5.625%, 02/26/44	225,000	160,690
Costa Rica Government International Bond
6.550%, 04/03/34 (144A)	280,000	272,081
Hungary Government International Bond
1.625%, 04/28/32 (EUR)	1,320,000	1,032,948
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	1,170,000	889,722
2.150%, 07/18/24 (EUR)	100,000	103,619
Ivory Coast Government International Bond
4.875%, 01/30/32 (EUR)	460,000	369,615
North Macedonia Government International Bonds
2.750%, 01/18/25 (EUR)	425,000	430,113
3.675%, 06/03/26 (144A) (EUR)	515,000	511,134
Panama Government International Bond
6.875%, 01/31/36	200,000	200,041
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	775,000	610,430
1.750%, 04/28/41 (EUR)	300,000	199,890

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	$393,637
2.750%, 04/14/41 (EUR)	1,810,000	1,120,346
3.375%, 02/08/38 (EUR)	310,000	229,966
Saudi Government International Bonds
2.000%, 07/09/39 (EUR)	285,000	210,358
5.000%, 01/18/53 (144A)	200,000	166,000

		11,053,201

Total Foreign Government (Cost $15,466,981)		11,241,701

Municipals—0.6%
Chicago Board of Education, General Obligation Unlimited
6.038%, 12/01/29	85,000	81,933
6.138%, 12/01/39	325,000	291,143
6.319%, 11/01/29	480,000	465,522
Chicago Transit Authority Sales Tax Receipts Fund
3.912%, 12/01/40	170,000	137,409
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	469,667
5.175%, 11/15/49	1,390,000	1,194,654
Municipal Electric Authority of Georgia
6.637%, 04/01/57	189,000	200,843
New York Transportation Development Corp.
4.248%, 09/01/35	1,015,000	958,447
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,275,116
State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	905,112
State of California, General Obligation Unlimited
7.300%, 10/01/39	180,000	204,051
Texas Natural Gas Securitization Finance Corp.
5.102%, 04/01/35	595,000	583,491

Total Municipals (Cost $7,660,963)		6,767,388

Floating Rate Loan (l)—0.0%

Oil & Gas—0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (m) (n) (o) (Cost $587)	587	0

Short-Term Investment—1.2%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $12,768,692; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $13,021,401.	12,766,033	12,766,033

Total Short-Term Investments (Cost $12,766,033)		12,766,033

Securities Lending Reinvestments (p)—2.0%
Security Description	Shares/ Principal Amount*	Value

Certificate of Deposit—0.1%
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (c)	1,000,000	1,000,643

Repurchase Agreements—1.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $400,425; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $408,010.	400,000	400,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $1,030,165; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $1,062,971.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $4,081,328; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $4,161,117.	4,079,526	4,079,526
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $700,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $717,346.	700,000	700,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $700,724; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $717,346.	700,000	700,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $3,001,365; collateralized by various Common Stock with an aggregate market value of $3,347,985.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,302.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,995.	2,000,000	2,000,000

		11,979,526

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (q)	400,000	400,000

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (p)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (q)	1,000,000	$1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (q)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (q)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (q)	1,000,000	1,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (q)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (q)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (q)	2,000,000	2,000,000

		8,400,000

Total Securities Lending Reinvestments (Cost $21,379,526)		21,380,169

Total Investments—108.9% (Cost $1,171,229,286)		1,179,496,768
Other assets and liabilities (net)—(8.9)%		(96,059,943)

Net Assets—100.0%		$1,083,436,825

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $31,313,392 and the collateral received consisted of cash in the amount of $21,379,526 and non-cash collateral with a value of $10,870,325. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $3,576,385.
(h)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2023, the market value of securities pledged was $257,836.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2023, the market value of securities pledged was $1,458,595.
(j)	Principal amount of security is adjusted for inflation.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(p)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(q)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $119,192,028, which is 11.0% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(1,375,000)	$(1,195,015)	$(1,165,205)
Government National Mortgage Association, TBA	3.500%	TBA	(2,149,000)	(1,930,322)	(1,882,222)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(55,348)	(53,877)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(5,749,000)	(4,634,735)	(4,466,376)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(3,389,000)	(2,879,275)	(2,789,839)
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	(530,000)	(440,629)	(423,123)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(3,161,000)	(2,886,253)	(2,810,813)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(4,740,000)	(4,570,062)	(4,471,894)

Totals				$(18,591,639)	$(18,063,349)

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
BRL	10,580,000	JPMC	12/20/23	USD	2,109,419	$24,818
EUR	196,000	BMO	12/20/23	USD	211,174	3,193
EUR	6,970,000	DBAG	12/20/23	USD	7,496,908	100,859
EUR	166,000	DBAG	12/20/23	USD	179,222	3,075
EUR	213,000	JPMC	12/20/23	USD	229,136	3,116
EUR	108,000	JPMC	12/20/23	USD	116,274	1,673
EUR	108,000	MSIP	12/20/23	USD	116,195	1,593

Net Unrealized Appreciation						$138,327

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 5 Year Futures	12/18/23	184	CAD	19,868,320	$(172,071)
U.S. Treasury Note 10 Year Futures	12/19/23	11	USD	1,188,688	(4,828)
U.S. Treasury Note 2 Year Futures	12/29/23	239	USD	48,447,914	(107,495)
U.S. Treasury Note 5 Year Futures	12/29/23	253	USD	26,655,922	(192,123)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	35	USD	3,904,688	(103,066)
United Kingdom Long Gilt Bond Futures	12/27/23	18	GBP	1,694,880	(11,200)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/23	(33)	CAD	(3,799,290)	74,749
Euro-BTP Futures	12/07/23	(47)	EUR	(5,157,310)	203,238
Euro-Buxl 30 Year Bond Futures	12/07/23	(32)	EUR	(3,915,520)	281,761
U.S. Treasury Long Bond Futures	12/19/23	(2)	USD	(227,563)	12,661
U.S. Treasury Ultra Long Bond Futures	12/19/23	(10)	USD	(1,186,875)	91,781

Net Unrealized Appreciation					$73,407

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$310,776	$18,402	$292,374
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	413,447	4,698	408,749
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	111,943	(8,774)	120,717
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	211,822	13,194	198,628

Totals								$1,047,988	$27,520	$1,020,468

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	1.228%	USD	1,491,000	$13,732	$62,099	$(48,367)
Brazilian Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/28	1.604%	USD	2,335,000	64,845	112,152	(47,307)
CDX.EM.40.V1	(1.000%)	Quarterly	12/20/28	2.119%	USD	7,010,000	384,162	350,100	34,062

Totals							$462,739	$524,351	$(61,612)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.41.V1	5.000%	Quarterly	12/20/28	4.781%	USD	2,270,000	$17,758	$19,604	$(1,846)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BMO)—	Bank of Montreal
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International PLC

Currencies

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$654,796,254	$—	$—	$654,796,254
Total U.S. Treasury & Government Agencies*	—	252,764,763	—	252,764,763
Total Corporate Bonds & Notes*	—	122,070,365	—	122,070,365
Total Asset-Backed Securities*	—	51,331,313	—	51,331,313
Total Mortgage-Backed Securities*	—	46,378,782	—	46,378,782
Total Foreign Government*	—	11,241,701	—	11,241,701
Total Municipals*	—	6,767,388	—	6,767,388
Total Floating Rate Loan*	—	—	0	0
Total Short-Term Investment*	—	12,766,033	—	12,766,033
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,643	—	1,000,643
Repurchase Agreements	—	11,979,526	—	11,979,526
Mutual Funds	8,400,000	—	—	8,400,000
Total Securities Lending Reinvestments	8,400,000	12,980,169	—	21,380,169
Total Investments	$663,196,254	$516,300,514	$0	$1,179,496,768

Collateral for Securities Loaned (Liability)	$—	$(21,379,526)	$—	$(21,379,526)
TBA Forward Sales Commitments	$—	$(18,063,349)	$—	$(18,063,349)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$138,327	$—	$138,327
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$664,190	$—	$—	$664,190
Futures Contracts (Unrealized Depreciation)	(590,783)	—	—	(590,783)
Total Futures Contracts	$73,407	$—	$—	$73,407
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,054,530	$—	$1,054,530
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(97,520)	—	(97,520)
Total Centrally Cleared Swap Contracts	$—	$957,010	$—	$957,010

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.9%
General Dynamics Corp.	313,889	$69,360,052
Lockheed Martin Corp.	102,771	42,029,228
Northrop Grumman Corp.	198,530	87,390,921
RTX Corp.	837,679	60,287,758

		259,067,959

Air Freight & Logistics—1.8%
United Parcel Service, Inc. - Class B	344,387	53,679,602

Banks—1.0%
PNC Financial Services Group, Inc.	225,476	27,681,688

Beverages—6.7%
Coca-Cola Co.	1,163,601	65,138,384
Diageo PLC	1,315,741	48,522,988
PepsiCo, Inc.	481,155	81,526,903

		195,188,275

Chemicals—5.4%
Ecolab, Inc.	407,924	69,102,325
Linde PLC	232,165	86,446,638

		155,548,963

Consumer Finance—2.4%
American Express Co.	457,472	68,250,248

Consumer Staples Distribution & Retail—2.4%
Costco Wholesale Corp.	123,477	69,759,566

Electric Utilities—0.8%
NextEra Energy, Inc.	423,751	24,276,695

Financial Services—5.9%
Mastercard, Inc. - Class A	210,308	83,263,040
Visa, Inc. - Class A (a)	388,150	89,278,382

		172,541,422

Ground Transportation—4.2%
Canadian National Railway Co. (a)	515,112	55,783,415
Union Pacific Corp.	322,403	65,650,923

		121,434,338

Health Care Equipment & Supplies—7.5%
Abbott Laboratories	616,895	59,746,280
Medtronic PLC	714,719	56,005,381
Stryker Corp.	373,796	102,147,233

		217,898,894

Health Care Providers & Services—3.9%
UnitedHealth Group, Inc.	224,235	113,057,045

Hotels, Restaurants & Leisure—2.9%
McDonald’s Corp.	316,593	83,403,260

Household Products—5.8%
Colgate-Palmolive Co.	1,200,669	85,379,573
Procter & Gamble Co.	571,289	83,328,213

		168,707,786

Industrial Conglomerates—3.1%
Honeywell International, Inc.	490,087	90,538,672

Insurance—5.5%
Chubb Ltd.	343,411	71,491,302
Marsh & McLennan Cos., Inc.	459,982	87,534,575

		159,025,877

IT Services—3.0%
Accenture PLC - Class A	281,107	86,330,771

Life Sciences Tools & Services—3.0%
Danaher Corp.	356,013	88,326,825

Machinery—1.0%
Deere & Co. (a)	79,894	30,150,398

Pharmaceuticals—4.6%
Johnson & Johnson	466,648	72,680,426
Merck & Co., Inc.	403,755	41,566,577
Pfizer, Inc.	622,625	20,652,471

		134,899,474

Professional Services—1.9%
Automatic Data Processing, Inc.	233,482	56,171,100

Semiconductors & Semiconductor Equipment—2.4%
Texas Instruments, Inc.	429,475	68,290,820

Software—4.0%
Microsoft Corp.	367,372	115,997,709

Specialized REITs—2.7%
American Tower Corp.	247,966	40,778,009
Public Storage	144,839	38,167,973

		78,945,982

Specialty Retail—5.1%
Home Depot, Inc.	177,693	53,691,717
TJX Cos., Inc.	1,063,061	94,484,862

		148,176,579

Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc. - Class B	827,620	79,137,024

Total Common Stocks (Cost $2,211,886,689)		2,866,486,972

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	$0

Short-Term Investments—1.3%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $27,515,666; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $28,060,220.	$27,509,935	27,509,935

U.S. Treasury—0.4%
U.S. Treasury Bills
5.050%, 10/17/23 (e)	1,725,000	1,721,210
5.213%, 10/31/23 (a) (e)	9,160,000	9,121,095

		10,842,305

Total Short-Term Investments (Cost $38,350,507)		38,352,240

Total Investments—99.9% (Cost $2,250,237,196)		2,904,839,212
Other assets and liabilities (net)—0.1%		1,576,609

Net Assets—100.0%		$2,906,415,821

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $104,270,221 and the collateral received consisted of non-cash collateral with a value of $107,221,116. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents current yield to maturity.

Glossary of Abbreviations

Other Abbreviations

(REIT) —	Real Estate Investment Trust

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$259,067,959	$—	$—	$259,067,959
Air Freight & Logistics	53,679,602	—	—	53,679,602
Banks	27,681,688	—	—	27,681,688
Beverages	146,665,287	48,522,988	—	195,188,275
Chemicals	155,548,963	—	—	155,548,963
Consumer Finance	68,250,248	—	—	68,250,248
Consumer Staples Distribution & Retail	69,759,566	—	—	69,759,566
Electric Utilities	24,276,695	—	—	24,276,695
Financial Services	172,541,422	—	—	172,541,422
Ground Transportation	121,434,338	—	—	121,434,338
Health Care Equipment & Supplies	217,898,894	—	—	217,898,894
Health Care Providers & Services	113,057,045	—	—	113,057,045
Hotels, Restaurants & Leisure	83,403,260	—	—	83,403,260
Household Products	168,707,786	—	—	168,707,786
Industrial Conglomerates	90,538,672	—	—	90,538,672
Insurance	159,025,877	—	—	159,025,877
IT Services	86,330,771	—	—	86,330,771
Life Sciences Tools & Services	88,326,825	—	—	88,326,825
Machinery	30,150,398	—	—	30,150,398
Pharmaceuticals	134,899,474	—	—	134,899,474
Professional Services	56,171,100	—	—	56,171,100
Semiconductors & Semiconductor Equipment	68,290,820	—	—	68,290,820
Software	115,997,709	—	—	115,997,709
Specialized REITs	78,945,982	—	—	78,945,982
Specialty Retail	148,176,579	—	—	148,176,579
Textiles, Apparel & Luxury Goods	79,137,024	—	—	79,137,024
Total Common Stocks	2,817,963,984	48,522,988	—	2,866,486,972
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	38,352,240	—	38,352,240
Total Investments	$2,817,963,984	$86,875,228	$0	$2,904,839,212

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-130

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
BWX Technologies, Inc. (a)	125,220	$9,388,996

Automobile Components—0.6%
BorgWarner, Inc.	152,018	6,136,967

Biotechnology—1.9%
BioMarin Pharmaceutical, Inc. (b)	59,494	5,264,029
Exact Sciences Corp. (b)	82,669	5,639,679
Natera, Inc. (b)	170,259	7,533,961

		18,437,669

Building Products—1.2%
Builders FirstSource, Inc. (a) (b)	93,305	11,615,539

Capital Markets—4.1%
KKR & Co., Inc.	262,236	16,153,738
Moody’s Corp.	20,629	6,522,271
MSCI, Inc.	27,069	13,888,562
Nasdaq, Inc.	70,707	3,435,653

		40,000,224

Chemicals—1.7%
Albemarle Corp. (a)	55,486	9,434,839
Sherwin-Williams Co.	26,493	6,757,040

		16,191,879

Commercial Services & Supplies—2.1%
Cintas Corp.	25,238	12,139,731
Waste Connections, Inc.	60,381	8,109,168

		20,248,899

Communications Equipment—1.2%
Arista Networks, Inc. (b)	61,686	11,345,906

Construction & Engineering—2.7%
MasTec, Inc. (a) (b)	121,353	8,733,776
Quanta Services, Inc.	93,691	17,526,775

		26,260,551

Construction Materials—1.2%
Eagle Materials, Inc. (a)	69,527	11,577,636

Consumer Staples Distribution & Retail—0.3%
Dollar General Corp.	29,680	3,140,144

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc. (a) (b)	167,159	13,616,772

Electrical Equipment—1.6%
Array Technologies, Inc. (a) (b)	521,388	11,569,600
Shoals Technologies Group, Inc. - Class A (a) (b)	196,026	3,577,474

		15,147,074

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp. - Class A	88,439	7,427,992

Entertainment—1.5%
Live Nation Entertainment, Inc. (b)	64,480	5,354,419
Warner Bros Discovery, Inc. (b)	843,462	9,159,998

		14,514,417

Financial Services—4.6%
Apollo Global Management, Inc.	308,311	27,673,996
Block, Inc. (b)	110,281	4,881,037
Global Payments, Inc.	103,134	11,900,632

		44,455,665

Ground Transportation—4.4%
J.B. Hunt Transport Services, Inc. (a)	44,546	8,397,812
Knight-Swift Transportation Holdings, Inc. (a)	202,119	10,136,268
XPO, Inc. (b)	324,877	24,255,317

		42,789,397

Health Care Equipment & Supplies—10.1%
Alcon, Inc.	147,535	11,369,047
Align Technology, Inc. (b)	32,676	9,976,636
Dexcom, Inc. (a) (b)	98,831	9,220,932
Edwards Lifesciences Corp. (b)	77,809	5,390,607
GE HealthCare Technologies, Inc. (a)	44,464	3,025,331
Hologic, Inc. (b)	187,327	13,000,494
IDEXX Laboratories, Inc. (b)	38,666	16,907,482
Inspire Medical Systems, Inc. (b)	48,447	9,613,823
STERIS PLC	59,750	13,110,345
Teleflex, Inc. (a)	28,083	5,515,782

		97,130,479

Health Care Providers & Services—0.9%
Humana, Inc.	18,435	8,968,996

Health Care Technology—2.8%
Veeva Systems, Inc. - Class A (b)	131,028	26,657,647

Hotels, Restaurants & Leisure—3.8%
Boyd Gaming Corp.	155,407	9,453,408
Caesars Entertainment, Inc. (b)	173,994	8,064,622
Chipotle Mexican Grill, Inc. (b)	3,873	7,094,677
Domino’s Pizza, Inc.	22,060	8,356,107
Planet Fitness, Inc. - Class A (b)	65,343	3,213,569

		36,182,383

Insurance—2.1%
Aon PLC - Class A	62,377	20,223,871

Interactive Media & Services—0.9%
Pinterest, Inc. - Class A (b)	311,833	8,428,846

IT Services—6.2%
Cognizant Technology Solutions Corp. - Class A	232,758	15,767,027
EPAM Systems, Inc. (b)	70,057	17,912,874

BHFTII-131

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
MongoDB, Inc. (b)	41,198	$14,248,740
Okta, Inc. (b)	63,851	5,204,495
Twilio, Inc. - Class A (b)	117,656	6,886,406

		60,019,542

Leisure Products—2.6%
Mattel, Inc. (a) (b)	1,132,247	24,943,401

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	93,858	10,495,202
IQVIA Holdings, Inc. (b)	43,567	8,571,807

		19,067,009

Machinery—1.0%
Stanley Black & Decker, Inc.	118,561	9,909,328

Media—2.1%
Trade Desk, Inc. - Class A (a) (b)	259,079	20,247,024

Metals & Mining—1.4%
ATI, Inc. (a) (b)	325,652	13,400,580

Oil, Gas & Consumable Fuels—4.3%
Coterra Energy, Inc.	446,114	12,067,384
Permian Resources Corp. (a)	1,103,145	15,399,904
SM Energy Co. (a)	361,808	14,345,687

		41,812,975

Professional Services—4.9%
Equifax, Inc. (a)	47,085	8,625,030
KBR, Inc. (a)	396,134	23,348,138
TransUnion (a)	216,935	15,573,764

		47,546,932

Semiconductors & Semiconductor Equipment—8.2%
KLA Corp.	20,984	9,624,521
Lam Research Corp.	12,193	7,642,207
Marvell Technology, Inc.	279,448	15,126,520
Microchip Technology, Inc. (a)	161,016	12,567,299
Monolithic Power Systems, Inc. (a)	34,018	15,716,316
SolarEdge Technologies, Inc. (a) (b)	35,670	4,619,622
Universal Display Corp. (a)	91,047	14,293,468

		79,589,953

Software—8.8%
Bill Holdings, Inc. (a) (b)	109,667	11,906,546
Fair Isaac Corp. (b)	26,798	23,274,867
Guidewire Software, Inc. (a) (b)	142,079	12,787,110
HubSpot, Inc. (b)	35,015	17,244,887
Palantir Technologies, Inc. - Class A (a) (b)	328,034	5,248,544
Palo Alto Networks, Inc. (a) (b)	60,072	14,083,280

		84,545,234

Specialty Retail—3.3%
Burlington Stores, Inc. (b)	28,839	3,901,917
Floor & Decor Holdings, Inc. - Class A (a) (b)	16,931	1,532,255
Lithia Motors, Inc. (a)	27,144	8,016,438
Ross Stores, Inc.	85,615	9,670,214
Tractor Supply Co. (a)	41,304	8,386,777

		31,507,601

Trading Companies & Distributors—1.9%
Beacon Roofing Supply, Inc. (b)	125,499	9,684,758
FTAI Aviation Ltd. (a)	240,917	8,564,599

		18,249,357

Total Common Stocks (Cost $923,671,110)		960,726,885

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $4,405,118; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $4,492,334.	4,404,201	4,404,201

Total Short-Term Investments (Cost $4,404,201)		4,404,201

Securities Lending Reinvestments (c)—14.1%

Certificates of Deposit—4.2%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	2,000,000	2,000,270
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (d)	3,000,000	3,000,294
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	3,000,000	3,000,399
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,999,736
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/19/23	2,000,000	1,994,100
Zero Coupon, 10/20/23	500,000	498,450
Zero Coupon, 03/13/24	3,000,000	2,921,340
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (d)	5,000,000	5,000,245
MUFG Bank Ltd. (London) Zero Coupon, 10/18/23	1,000,000	997,200
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	4,000,000	4,000,584
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,002,310

BHFTII-132

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (d)	2,000,000	$2,001,862
Sumitomo Mitsui Trust Bank Ltd. Zero Coupon, 12/19/23	1,000,000	987,620
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	1,000,105
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	2,000,000	2,001,160

		40,405,835

Commercial Paper—0.5%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (d)	4,000,000	4,001,080

		5,001,079

Repurchase Agreements—6.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,003,191; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $3,060,074.	3,000,000	3,000,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $6,032,783; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $6,120,439	6,000,000	6,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $3,496,570; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $3,564,927.	3,495,026	3,495,026
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $6,106,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $6,251,155.	6,100,000	6,100,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $20,009,100; collateralized by various Common Stock with an aggregate market value of $22,319,897.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $700,316; collateralized by various Common Stock with an aggregate market value of $779,113.	700,000	700,000

		60,295,026

Time Deposit—0.1%
National Bank of Canada
5.370%, OBFR + 0.050%, 10/06/23 (d)	1,000,000	1,000,000

Mutual Funds—3.1%
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (e)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	9,500,000	9,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (e)	6,000,000	6,000,000

		29,500,000

Total Securities Lending Reinvestments (Cost $136,196,127)		136,201,940

Total Investments—114.1% (Cost $1,064,271,438)		1,101,333,026
Other assets and liabilities (net)—(14.1)%		(136,365,719)

Net Assets—100.0%		$964,967,307

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $151,439,374 and the collateral received consisted of cash in the amount of $136,144,467 and non-cash collateral with a value of $19,676,935. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-133

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$960,726,885	$—	$—	$960,726,885
Total Short-Term Investment*	—	4,404,201	—	4,404,201
Securities Lending Reinvestments
Certificates of Deposit	—	40,405,835	—	40,405,835
Commercial Paper	—	5,001,079	—	5,001,079
Repurchase Agreements	—	60,295,026	—	60,295,026
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	29,500,000	—	—	29,500,000
Total Securities Lending Reinvestments	29,500,000	106,701,940	—	136,201,940
Total Investments	$990,226,885	$111,106,141	$—	$1,101,333,026

Collateral for Securities Loaned (Liability)	$—	$(136,144,467)	$—	$(136,144,467)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-134

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Automobile Components—0.3%
Mobileye Global, Inc. - Class A (a) (b)	175,568	$7,294,850

Automobiles—4.9%
Tesla, Inc. (a)	468,293	117,176,274

Biotechnology—1.5%
Argenx SE (ADR) (a)	23,834	11,717,509
Vertex Pharmaceuticals, Inc. (a)	70,835	24,632,163

		36,349,672

Broadline Retail—9.0%
Amazon.com, Inc. (a)	1,319,863	167,780,985
MercadoLibre, Inc. (a) (b)	39,417	49,976,026

		217,757,011

Capital Markets—1.1%
Goldman Sachs Group, Inc.	39,029	12,628,613
Moody’s Corp. (b)	31,386	9,923,312
S&P Global, Inc.	9,909	3,620,848

		26,172,773

Consumer Staples Distribution & Retail—2.1%
Costco Wholesale Corp.	90,875	51,340,740

Entertainment—1.6%
Netflix, Inc. (a)	102,351	38,647,738

Financial Services—6.0%
Mastercard, Inc. - Class A	180,542	71,478,383
Visa, Inc. - Class A (b)	318,327	73,218,393

		144,696,776

Ground Transportation—2.3%
Uber Technologies, Inc. (a)	1,183,142	54,412,701

Health Care Equipment & Supplies—1.8%
Dexcom, Inc. (a) (b)	125,031	11,665,392
Intuitive Surgical, Inc. (a)	108,159	31,613,794

		43,279,186

Health Care Providers & Services—1.0%
UnitedHealth Group, Inc.	49,619	25,017,404

Hotels, Restaurants & Leisure—2.4%
Airbnb, Inc. - Class A (a) (b)	196,530	26,965,881
Chipotle Mexican Grill, Inc. (a)	7,405	13,564,701
Marriott International, Inc. - Class A	91,069	17,900,523

		58,431,105

Interactive Media & Services—8.6%
Alphabet, Inc. - Class A (a)	465,495	60,914,676
Alphabet, Inc. - Class C (a)	462,998	61,046,286
Meta Platforms, Inc. - Class A (a)	283,974	85,251,835

		207,212,797

IT Services—2.2%
MongoDB, Inc. (a) (b)	78,882	27,282,129
Snowflake, Inc. - Class A (a)	160,277	24,485,517

		51,767,646

Media—0.6%
Trade Desk, Inc. - Class A (a) (b)	181,039	14,148,198

Personal Care Products—1.1%
L’Oreal SA	61,162	25,329,591

Pharmaceuticals—7.3%
AstraZeneca PLC (ADR)	487,304	33,000,227
Eli Lilly & Co.	169,884	91,249,793
Novo Nordisk AS (ADR)	568,600	51,708,484

		175,958,504

Semiconductors & Semiconductor Equipment—14.7%
Advanced Micro Devices, Inc. (a)	655,559	67,404,577
ARM Holdings PLC (ADR) (a) (b)	176,293	9,435,201
ASML Holding NV	29,711	17,489,677
Broadcom, Inc.	68,807	57,149,718
Micron Technology, Inc.	167,152	11,371,351
NVIDIA Corp.	439,377	191,124,601

		353,975,125

Software—15.8%
Adobe, Inc. (a)	123,174	62,806,423
Cadence Design Systems, Inc. (a)	126,439	29,624,658
Crowdstrike Holdings, Inc. - Class A (a) (b)	112,263	18,790,581
HubSpot, Inc. (a)	14,895	7,335,787
Microsoft Corp.	590,403	186,419,747
Salesforce, Inc. (a)	234,871	47,627,141
ServiceNow, Inc. (a)	48,322	27,010,065

		379,614,402

Specialized REITs—0.8%
American Tower Corp.	123,807	20,360,061

Specialty Retail—3.5%
Home Depot, Inc.	71,480	21,598,397
O’Reilly Automotive, Inc. (a)	26,713	24,278,377
TJX Cos., Inc.	302,139	26,854,114
Ulta Beauty, Inc. (a)	27,709	11,068,360

		83,799,248

Technology Hardware, Storage & Peripherals—5.1%
Apple, Inc.	713,252	122,115,875

Textiles, Apparel & Luxury Goods—4.6%
Lululemon Athletica, Inc. (a)	110,376	42,562,089
LVMH Moet Hennessy Louis Vuitton SE	63,223	47,697,121
NIKE, Inc. - Class B	207,035	19,796,687

		110,055,897

Total Common Stocks (Cost $1,448,683,317)		2,364,913,574

BHFTII-135

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Preferred Stock—0.6%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.6%
Dr. Ing HC F Porsche AG (Cost $15,510,703)	163,425	$15,370,398

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $15,401,339; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $15,706,143.	15,398,131	15,398,131

Total Short-Term Investments (Cost $15,398,131)		15,398,131

Securities Lending Reinvestments (c)—3.2%

Certificates of Deposit—1.2%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (d)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (d)	3,000,000	3,001,929
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (d)	4,000,000	4,000,392
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	2,000,000	2,000,266
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,999,736
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (d)	3,000,000	3,000,456
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (d)	2,000,000	2,000,292
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,000,770
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (d)	2,000,000	2,000,000
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (d)	2,000,000	2,000,210
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (d)	2,000,000	2,001,160

		29,005,337

Commercial Paper—0.3%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (d)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (d)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (d)	2,000,000	2,000,000

		6,000,809

Repurchase Agreements—1.7%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,102,234; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,142,052.	2,100,000	$2,100,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $6,180,992; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $6,377,828.	6,000,000	6,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $8,691,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $8,861,048.	8,687,301	8,687,301
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,100,931; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $2,152,037.	2,100,000	2,100,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $3,203,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $3,279,295.	3,200,000	3,200,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,159,874.	10,000,000	10,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $2,000,910; collateralized by various Common Stock with an aggregate market value of $2,231,990.	2,000,000	2,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $400,181; collateralized by various Common Stock with an aggregate market value of $445,208.	400,000	400,000

BHFTII-136

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,498.	1,000,000	$1,000,000

		40,487,301

Total Securities Lending Reinvestments (Cost $75,487,301)		75,493,447

Total Investments—102.7% (Cost $1,555,079,452)		2,471,175,550
Other assets and liabilities (net)—(2.7)%		(65,407,229)

Net Assets—100.0%		$2,405,768,321

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $104,428,195 and the collateral received consisted of cash in the amount of $75,487,301 and non-cash collateral with a value of $31,763,491. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTII-137

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$7,294,850	$—	$—	$7,294,850
Automobiles	117,176,274	—	—	117,176,274
Biotechnology	36,349,672	—	—	36,349,672
Broadline Retail	217,757,011	—	—	217,757,011
Capital Markets	26,172,773	—	—	26,172,773
Consumer Staples Distribution & Retail	51,340,740	—	—	51,340,740
Entertainment	38,647,738	—	—	38,647,738
Financial Services	144,696,776	—	—	144,696,776
Ground Transportation	54,412,701	—	—	54,412,701
Health Care Equipment & Supplies	43,279,186	—	—	43,279,186
Health Care Providers & Services	25,017,404	—	—	25,017,404
Hotels, Restaurants & Leisure	58,431,105	—	—	58,431,105
Interactive Media & Services	207,212,797	—	—	207,212,797
IT Services	51,767,646	—	—	51,767,646
Media	14,148,198	—	—	14,148,198
Personal Care Products	—	25,329,591	—	25,329,591
Pharmaceuticals	175,958,504	—	—	175,958,504
Semiconductors & Semiconductor Equipment	353,975,125	—	—	353,975,125
Software	379,614,402	—	—	379,614,402
Specialized REITs	20,360,061	—	—	20,360,061
Specialty Retail	83,799,248	—	—	83,799,248
Technology Hardware, Storage & Peripherals	122,115,875	—	—	122,115,875
Textiles, Apparel & Luxury Goods	62,358,776	47,697,121	—	110,055,897
Total Common Stocks	2,291,886,862	73,026,712	—	2,364,913,574
Total Preferred Stock*	—	15,370,398	—	15,370,398
Total Short-Term Investment*	—	15,398,131	—	15,398,131
Total Securities Lending Reinvestments*	—	75,493,447	—	75,493,447
Total Investments	$2,291,886,862	$179,288,688	$—	$2,471,175,550

Collateral for Securities Loaned (Liability)	$—	$(75,487,301)	$—	$(75,487,301)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-138

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
AAR Corp. (a)	15,234	$906,880
Hexcel Corp.	15,675	1,021,069
Kratos Defense & Security Solutions, Inc. (a)	55,072	827,181
Leonardo DRS, Inc. (a)	173,553	2,898,335
Moog, Inc. - Class A	34,935	3,946,258
V2X, Inc. (a)	49,236	2,543,532

		12,143,255

Automobile Components—0.6%
Dorman Products, Inc. (a)	8,937	677,067
Gentherm, Inc. (a) (b)	13,401	727,138
Patrick Industries, Inc.	10,596	795,336

		2,199,541

Banks—7.8%
Ameris Bancorp	66,238	2,542,877
Axos Financial, Inc. (a)	38,820	1,469,725
Bancorp, Inc. (a)	26,170	902,865
Cadence Bank	102,092	2,166,392
Home BancShares, Inc.	140,402	2,940,018
OceanFirst Financial Corp.	148,501	2,148,809
Pinnacle Financial Partners, Inc.	38,411	2,575,073
Popular, Inc.	41,850	2,636,969
Prosperity Bancshares, Inc.	41,918	2,287,884
SouthState Corp.	36,037	2,427,452
Wintrust Financial Corp.	41,429	3,127,890
WSFS Financial Corp.	53,803	1,963,810

		27,189,764

Beverages—0.2%
Vita Coco Co., Inc. (a)	23,350	608,034

Biotechnology—2.4%
Alkermes PLC (a)	76,666	2,147,415
Inhibrx, Inc. (a)	25,000	458,750
Insmed, Inc. (a)	35,039	884,735
Replimune Group, Inc. (a)	28,899	494,462
United Therapeutics Corp. (a)	11,589	2,617,607
Vericel Corp. (a)	26,369	883,889
Xencor, Inc. (a)	22,831	460,044
Xenon Pharmaceuticals, Inc. (a)	16,363	558,960

		8,505,862

Building Products—2.9%
Azek Co., Inc. (a)	32,892	978,208
Griffon Corp.	47,172	1,871,313
Janus International Group, Inc. (a)	172,577	1,846,574
Quanex Building Products Corp.	84,302	2,374,787
UFP Industries, Inc.	30,102	3,082,445

		10,153,327

Capital Markets—1.6%
Hamilton Lane, Inc. - Class A	13,491	1,220,126
P10, Inc. - Class A	104,688	1,219,615

Capital Markets—(Continued)
PJT Partners, Inc. - Class A	12,498	992,841
Stifel Financial Corp.	37,903	2,328,761

		5,761,343

Chemicals—2.3%
Ashland, Inc.	20,758	1,695,514
Cabot Corp.	34,908	2,418,077
Ecovyst, Inc. (a)	216,145	2,126,867
LSB Industries, Inc. (a)	177,057	1,811,293

		8,051,751

Commercial Services & Supplies—2.6%
ACV Auctions, Inc. - Class A (a)	48,108	730,280
Casella Waste Systems, Inc. - Class A (a)	17,281	1,318,540
CECO Environmental Corp. (a)	78,993	1,261,518
Clean Harbors, Inc. (a)	25,906	4,335,628
VSE Corp.	27,179	1,370,909

		9,016,875

Communications Equipment—0.9%
Calix, Inc. (a)	17,691	810,956
Extreme Networks, Inc. (a)	28,937	700,565
Viavi Solutions, Inc. (a)	192,881	1,762,932

		3,274,453

Construction & Engineering—1.9%
Arcosa, Inc.	55,981	4,025,034
MDU Resources Group, Inc.	98,621	1,930,999
WillScot Mobile Mini Holdings Corp. (a)	18,934	787,465

		6,743,498

Construction Materials—0.7%
Knife River Corp. (a)	49,611	2,422,505

Consumer Staples Distribution & Retail—0.8%
Andersons, Inc.	55,634	2,865,707

Diversified Consumer Services—0.2%
Grand Canyon Education, Inc. (a)	5,948	695,202

Electric Utilities—0.5%
ALLETE, Inc.	33,428	1,764,998

Electrical Equipment—0.7%
Atkore, Inc. (a) (b)	17,370	2,591,430

Electronic Equipment, Instruments & Components—6.4%
Advanced Energy Industries, Inc. (b)	9,866	1,017,382
Bel Fuse, Inc. - Class B	30,246	1,443,339
Crane NXT Co.	52,244	2,903,199
Itron, Inc. (a) (b)	9,125	552,793
Kimball Electronics, Inc. (a)	73,011	1,999,041
Littelfuse, Inc.	6,391	1,580,622
Methode Electronics, Inc.	32,499	742,602
National Instruments Corp.	11,907	709,895

BHFTII-139

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Novanta, Inc. (a)	6,603	$947,134
Rogers Corp. (a)	9,332	1,226,878
TD SYNNEX Corp.	29,803	2,976,128
TTM Technologies, Inc. (a)	167,994	2,163,763
Vontier Corp.	137,600	4,254,592

		22,517,368

Energy Equipment & Services—6.9%
Cactus, Inc. - Class A (b)	24,658	1,238,078
ChampionX Corp.	82,665	2,944,527
Newpark Resources, Inc. (a)	163,790	1,131,789
Noble Corp. PLC	111,018	5,623,062
Oceaneering International, Inc. (a) (b)	26,780	688,782
Tidewater, Inc. (a)	54,156	3,848,867
Weatherford International PLC (a)	94,819	8,565,000

		24,040,105

Energy-Alternate Sources—0.4%
Talen Energy Corp. (a)	23,219	1,228,285

Entertainment—0.6%
Atlanta Braves Holdings, Inc. - Class C (a)	57,922	2,069,553

Financial Services—3.0%
Cannae Holdings, Inc. (a)	59,117	1,101,941
Euronet Worldwide, Inc. (a)	25,039	1,987,596
EVERTEC, Inc.	32,516	1,208,945
Federal Agricultural Mortgage Corp. - Class C	22,831	3,522,823
Flywire Corp. (a)	29,792	950,067
International Money Express, Inc. (a)	97,840	1,656,431

		10,427,803

Food Products—1.2%
J & J Snack Foods Corp.	7,774	1,272,215
Nomad Foods Ltd. (a)	98,074	1,492,686
Simply Good Foods Co. (a)	19,638	677,904
Sovos Brands, Inc. (a) (b)	39,337	887,050

		4,329,855

Ground Transportation—0.2%
Marten Transport Ltd. (b)	35,145	692,708

Health Care Equipment & Supplies—4.8%
AtriCure, Inc. (a)	19,270	844,026
Axonics, Inc. (a)	18,830	1,056,739
CONMED Corp.	23,521	2,372,093
Embecta Corp.	37,405	562,945
Inmode Ltd. (a) (b)	65,641	1,999,425
Inspire Medical Systems, Inc. (a)	4,477	888,416
Lantheus Holdings, Inc. (a) (b)	48,565	3,374,296
LivaNova PLC (a)	13,334	705,102
Merit Medical Systems, Inc. (a)	17,781	1,227,245
PROCEPT BioRobotics Corp. (a)	19,191	629,657
Treace Medical Concepts, Inc. (a)	25,229	330,752

Health Care Equipment & Supplies—(Continued)
UFP Technologies, Inc. (a) (b)	17,693	2,856,535

		16,847,231

Health Care Providers & Services—3.6%
Acadia Healthcare Co., Inc. (a)	10,821	760,825
AdaptHealth Corp. (a)	108,174	984,383
AMN Healthcare Services, Inc. (a)	16,202	1,380,086
Ensign Group, Inc.	10,814	1,004,945
Option Care Health, Inc. (a)	123,787	4,004,509
Progyny, Inc. (a)	22,624	769,669
RadNet, Inc. (a)	14,663	413,350
Tenet Healthcare Corp. (a)	52,552	3,462,651

		12,780,418

Health Care Technology—0.8%
Evolent Health, Inc. - Class A (a)	30,452	829,208
Phreesia, Inc. (a)	18,264	341,171
Veradigm, Inc. (a)	116,812	1,534,910

		2,705,289

Hotels, Restaurants & Leisure—2.0%
Churchill Downs, Inc.	21,806	2,530,368
Life Time Group Holdings, Inc. (a)	53,373	811,803
Marriott Vacations Worldwide Corp.	17,598	1,770,887
Papa John’s International, Inc. (b)	9,844	671,558
Texas Roadhouse, Inc.	11,272	1,083,239

		6,867,855

Household Durables—1.7%
Installed Building Products, Inc.	8,043	1,004,490
KB Home	51,453	2,381,245
Skyline Champion Corp. (a)	37,766	2,406,450

		5,792,185

Household Products—0.6%
Spectrum Brands Holdings, Inc.	27,956	2,190,353

Industrial REITs—0.8%
STAG Industrial, Inc.	79,648	2,748,653

Insurance—1.9%
BRP Group, Inc. - Class A (a)	35,393	822,179
Employers Holdings, Inc.	58,245	2,326,888
Goosehead Insurance, Inc. - Class A (a)	7,108	529,759
Kemper Corp.	39,719	1,669,390
Kinsale Capital Group, Inc.	3,113	1,289,187

		6,637,403

Leisure Products—0.8%
Brunswick Corp.	29,472	2,328,288
Malibu Boats, Inc. - Class A (a)	12,370	606,377

		2,934,665

BHFTII-140

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.3%
Medpace Holdings, Inc. (a)	3,640	$881,353

Machinery—3.5%
Albany International Corp. - Class A	39,604	3,417,033
Columbus McKinnon Corp.	45,830	1,599,925
ESCO Technologies, Inc.	7,795	814,110
Helios Technologies, Inc.	12,596	698,826
Kadant, Inc.	16,676	3,761,272
RBC Bearings, Inc. (a)	4,012	939,329
Wabash National Corp.	52,848	1,116,150

		12,346,645

Marine Transportation—0.6%
Genco Shipping & Trading Ltd. (b)	146,709	2,052,459

Media—1.1%
John Wiley & Sons, Inc. - Class A	43,703	1,624,441
Scholastic Corp.	37,706	1,438,107
Thryv Holdings, Inc. (a)	50,029	939,044

		4,001,592

Office REITs—0.8%
Equity Commonwealth	110,536	2,030,546
Postal Realty Trust, Inc. - Class A (b)	66,005	891,068

		2,921,614

Oil, Gas & Consumable Fuels—4.7%
Antero Resources Corp. (a)	60,762	1,542,139
California Resources Corp.	50,895	2,850,629
Delek U.S. Holdings, Inc.	74,012	2,102,681
International Seaways, Inc.	48,478	2,181,510
Kosmos Energy Ltd. (a)	264,510	2,163,692
Magnolia Oil & Gas Corp. - Class A	36,182	828,930
Northern Oil & Gas, Inc. (b)	123,161	4,954,767

		16,624,348

Personal Care Products—1.8%
BellRing Brands, Inc. (a)	112,133	4,623,244
elf Beauty, Inc. (a)	7,976	876,004
Inter Parfums, Inc.	6,565	881,942

		6,381,190

Pharmaceuticals—2.1%
ANI Pharmaceuticals, Inc. (a)	29,684	1,723,453
Pacira BioSciences, Inc. (a)	66,138	2,029,114
Supernus Pharmaceuticals, Inc. (a)	108,471	2,990,546
Ventyx Biosciences, Inc. (a)	16,040	557,069

		7,300,182

Professional Services—3.9%
Alight, Inc. - Class A (a)	253,983	1,800,740
Concentrix Corp.	22,364	1,791,580
CSG Systems International, Inc. (b)	36,367	1,859,081
FTI Consulting, Inc. (a)	4,625	825,146

Professional Services—(Continued)
Huron Consulting Group, Inc. (a)	10,618	1,105,971
ICF International, Inc.	6,215	750,834
KBR, Inc.	20,829	1,227,661
Korn Ferry	38,035	1,804,380
Science Applications International Corp.	17,898	1,888,955
WNS Holdings Ltd. (ADR) (a)	9,125	624,698

		13,679,046

Real Estate Management & Development—0.6%
Colliers International Group, Inc.	23,447	2,233,327

Retail REITs—0.6%
Agree Realty Corp.	34,862	1,925,777

Semiconductors & Semiconductor Equipment—3.2%
MACOM Technology Solutions Holdings, Inc. (a)	19,300	1,574,494
Onto Innovation, Inc. (a)	7,509	957,548
Rambus, Inc. (a)	85,796	4,786,559
Semtech Corp. (a) (b)	82,240	2,117,680
Silicon Laboratories, Inc. (a)	7,700	892,353
Tower Semiconductor Ltd. (U.S. Listed Shares) (a)	32,584	800,263

		11,128,897

Software—1.4%
Box, Inc. - Class A (a)	30,997	750,437
Clearwater Analytics Holdings, Inc. - Class A (a)	12,555	242,814
Intapp, Inc. (a)	17,367	582,142
Model N, Inc. (a)	15,322	374,010
Tenable Holdings, Inc. (a)	21,767	975,161
Varonis Systems, Inc. (a)	31,892	973,982
Workiva, Inc. (a) (b)	8,986	910,641

		4,809,187

Specialty Retail—1.0%
Academy Sports & Outdoors, Inc.	26,967	1,274,730
Boot Barn Holdings, Inc. (a)	28,473	2,311,723

		3,586,453

Technology Hardware, Storage & Peripherals—1.3%
Pure Storage, Inc. - Class A (a)	33,738	1,201,748
Super Micro Computer, Inc. (a)	11,843	3,247,587

		4,449,335

Textiles, Apparel & Luxury Goods—1.1%
Columbia Sportswear Co.	8,246	611,029
Crocs, Inc. (a)	27,688	2,442,912
Oxford Industries, Inc.	7,088	681,369

		3,735,310

Trading Companies & Distributors—3.6%
Alta Equipment Group, Inc. (b)	105,054	1,266,951
Applied Industrial Technologies, Inc.	7,802	1,206,267
Custom Truck One Source, Inc. (a)	148,425	920,235
Herc Holdings, Inc.	19,159	2,278,772

BHFTII-141

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
McGrath RentCorp	40,655	$4,075,257
MRC Global, Inc. (a)	171,565	1,758,541
SiteOne Landscape Supply, Inc. (a)	6,433	1,051,474

		12,557,497

Water Utilities—0.3%
Pure Cycle Corp. (a)	101,388	973,325

Wireless Telecommunication Services—1.0%
U.S. Cellular Corp. (a) (b)	82,146	3,529,814

Total Common Stocks (Cost $271,761,676)		343,914,625

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $7,456,106; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $7,603,683.	7,454,553	7,454,553

Total Short-Term Investments (Cost $7,454,553)		7,454,553

Securities Lending Reinvestments (e)—0.1%

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $50,022; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $51,000.	50,000	50,000
HSBC Securities, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $50,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 - 05/15/52, and an aggregate market value of $51,022.	50,000	50,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $24,736; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $25,220.	24,725	24,725

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $50,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $51,239.	50,000	50,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.270%, due on 10/02/23 with a maturity value of $20,009; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.250%, maturity dates ranging from 05/31/25 - 02/15/32, and an aggregate market value of $20,400.	20,000	20,000

		194,725

Mutual Funds—0.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (f)	40,000	40,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	40,000	40,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (f)	2,000	2,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (f)	2,000	2,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (f)	40,000	40,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (f)	2,000	2,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	40,000	40,000

		166,000

Total Securities Lending Reinvestments (Cost $360,725)		360,725

Total Investments—100.4% (Cost $279,576,954)		351,729,903
Other assets and liabilities (net)—(0.4)%		(1,550,749)

Net Assets—100.0%		$350,179,154

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $23,433,533 and the collateral received consisted of cash in the amount of $360,725 and non-cash collateral with a value of $24,056,296. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-142

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$343,914,625	$—	$—	$343,914,625
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	7,454,553	—	7,454,553
Securities Lending Reinvestments
Repurchase Agreements	—	194,725	—	194,725
Mutual Funds	166,000	—	—	166,000
Total Securities Lending Reinvestments	166,000	194,725	—	360,725
Total Investments	$344,080,625	$7,649,278	$0	$351,729,903

Collateral for Securities Loaned (Liability)	$—	$(360,725)	$—	$(360,725)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-143

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
AAR Corp. (a)	64,972	$3,867,783
Hexcel Corp.	66,857	4,355,065
Kratos Defense & Security Solutions, Inc. (a)	234,887	3,528,003

		11,750,851

Automobile Components—2.7%
Dorman Products, Inc. (a)	38,119	2,887,895
Gentherm, Inc. (a) (b)	57,155	3,101,230
Patrick Industries, Inc. (b)	45,192	3,392,112

		9,381,237

Banks—1.1%
Bancorp, Inc. (a) (b)	111,616	3,850,752

Beverages—0.7%
Vita Coco Co., Inc. (a)	99,588	2,593,272

Biotechnology—4.5%
Inhibrx, Inc. (a)	106,629	1,956,642
Insmed, Inc. (a) (b)	149,447	3,773,537
Replimune Group, Inc. (a)	123,259	2,108,962
Vericel Corp. (a)	112,466	3,769,860
Xencor, Inc. (a)	97,375	1,962,106
Xenon Pharmaceuticals, Inc. (a)	69,792	2,384,095

		15,955,202

Building Products—1.2%
Azek Co., Inc. (a)	140,290	4,172,225

Capital Markets—2.7%
Hamilton Lane, Inc. - Class A	57,540	5,203,917
PJT Partners, Inc. - Class A	53,306	4,234,629

		9,438,546

Commercial Services & Supplies—2.5%
ACV Auctions, Inc. - Class A (a)	205,190	3,114,784
Casella Waste Systems, Inc. - Class A (a)	73,705	5,623,692

		8,738,476

Communications Equipment—1.8%
Calix, Inc. (a)	75,453	3,458,765
Extreme Networks, Inc. (a)	123,423	2,988,071

		6,446,836

Construction & Engineering—2.1%
Arcosa, Inc.	54,124	3,891,515
WillScot Mobile Mini Holdings Corp. (a)	80,754	3,358,559

		7,250,074

Diversified Consumer Services—0.8%
Grand Canyon Education, Inc. (a)	25,370	2,965,246

Electronic Equipment, Instruments & Components—3.1%
Advanced Energy Industries, Inc. (b)	42,081	4,339,393

Electronic Equipment, Instruments & Components—(Continued)
Itron, Inc. (a) (b)	38,921	2,357,834
Novanta, Inc. (a)	28,153	4,038,266

		10,735,493

Energy Equipment & Services—5.6%
Cactus, Inc. - Class A (b)	105,169	5,280,536
Noble Corp. PLC (b)	90,111	4,564,122
Oceaneering International, Inc. (a) (b)	114,220	2,937,738
Weatherford International PLC (a)	75,770	6,844,304

		19,626,700

Financial Services—2.6%
EVERTEC, Inc.	138,683	5,156,234
Flywire Corp. (a)	127,063	4,052,039

		9,208,273

Food Products—1.9%
Simply Good Foods Co. (a)	83,760	2,891,395
Sovos Brands, Inc. (a)	167,777	3,783,372

		6,674,767

Ground Transportation—0.8%
Marten Transport Ltd. (b)	149,896	2,954,450

Health Care Equipment & Supplies—7.9%
AtriCure, Inc. (a)	82,189	3,599,878
Axonics, Inc. (a)	80,312	4,507,110
CONMED Corp. (b)	36,724	3,703,615
Inspire Medical Systems, Inc. (a)	19,097	3,789,609
LivaNova PLC (a)	56,871	3,007,339
Merit Medical Systems, Inc. (a)	75,838	5,234,339
PROCEPT BioRobotics Corp. (a) (b)	81,852	2,685,564
Treace Medical Concepts, Inc. (a)	107,604	1,410,688

		27,938,142

Health Care Providers & Services—5.4%
Acadia Healthcare Co., Inc. (a)	46,154	3,245,088
Ensign Group, Inc.	46,122	4,286,118
Option Care Health, Inc. (a)	199,947	6,468,285
Progyny, Inc. (a)	96,493	3,282,692
RadNet, Inc. (a)	62,532	1,762,777

		19,044,960

Health Care Technology—1.4%
Evolent Health, Inc. - Class A (a)	129,882	3,536,687
Phreesia, Inc. (a)	77,898	1,455,134

		4,991,821

Hotels, Restaurants & Leisure—3.1%
Life Time Group Holdings, Inc. (a) (b)	227,642	3,462,435
Papa John’s International, Inc. (b)	41,984	2,864,148
Texas Roadhouse, Inc.	48,078	4,620,296

		10,946,879

BHFTII-144

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.2%
Installed Building Products, Inc.	34,303	$4,284,102

Insurance—3.2%
BRP Group, Inc. - Class A (a) (b)	150,954	3,506,661
Goosehead Insurance, Inc. - Class A (a) (b)	30,209	2,251,477
Kinsale Capital Group, Inc.	13,278	5,498,818

		11,256,956

Leisure Products—0.7%
Malibu Boats, Inc. - Class A (a)	52,761	2,586,344

Life Sciences Tools & Services—1.1%
Medpace Holdings, Inc. (a)	15,524	3,758,826

Machinery—4.3%
Albany International Corp. - Class A	54,461	4,698,895
ESCO Technologies, Inc.	33,245	3,472,108
Helios Technologies, Inc.	53,723	2,980,552
RBC Bearings, Inc. (a) (b)	17,111	4,006,198

		15,157,753

Oil, Gas & Consumable Fuels—1.0%
Magnolia Oil & Gas Corp. - Class A	154,322	3,535,517

Personal Care Products—3.7%
BellRing Brands, Inc. (a)	132,752	5,473,365
elf Beauty, Inc. (a)	33,938	3,727,410
Inter Parfums, Inc.	28,000	3,761,520

		12,962,295

Pharmaceuticals—1.6%
Supernus Pharmaceuticals, Inc. (a)	123,964	3,417,687
Ventyx Biosciences, Inc. (a)	68,413	2,375,984

		5,793,671

Professional Services—5.5%
FTI Consulting, Inc. (a)	19,725	3,519,137
Huron Consulting Group, Inc. (a)	45,288	4,717,198
ICF International, Inc.	26,509	3,202,552
KBR, Inc.	88,839	5,236,171
WNS Holdings Ltd. (ADR) (a)	38,921	2,664,532

		19,339,590

Semiconductors & Semiconductor Equipment—5.8%
MACOM Technology Solutions Holdings, Inc. (a) (b)	82,317	6,715,421
Onto Innovation, Inc. (a)	32,025	4,083,828
Rambus, Inc. (a)	105,281	5,873,627
Silicon Laboratories, Inc. (a)	32,843	3,806,175

		20,479,051

Software—5.8%
Box, Inc. - Class A (a)	132,207	3,200,731

Software—(Continued)
Clearwater Analytics Holdings, Inc. - Class A (a)	53,164	1,028,192
Intapp, Inc. (a)	74,074	2,482,960
Model N, Inc. (a)	65,350	1,595,194
Tenable Holdings, Inc. (a)	92,830	4,158,784
Varonis Systems, Inc. (a)	136,023	4,154,142
Workiva, Inc. (a) (b)	38,320	3,883,349

		20,503,352

Specialty Retail—0.9%
Boot Barn Holdings, Inc. (a)	39,883	3,238,101

Technology Hardware, Storage & Peripherals—1.5%
Pure Storage, Inc. - Class A (a)	143,906	5,125,932

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	35,169	2,606,023
Oxford Industries, Inc.	30,229	2,905,914

		5,511,937

Trading Companies & Distributors—3.8%
Applied Industrial Technologies, Inc.	33,276	5,144,802
McGrath RentCorp	38,809	3,890,214
SiteOne Landscape Supply, Inc. (a) (b)	27,439	4,484,905

		13,519,921

Total Common Stocks (Cost $300,306,324)		341,717,550

Short-Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $13,902,667; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $14,177,837.	13,899,771	13,899,771

Total Short-Term Investments (Cost $13,899,771)		13,899,771

Securities Lending Reinvestments (c)—1.1%

Repurchase Agreements—0.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $100,106; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $102,002.	100,000	100,000

BHFTII-145

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $613,833; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $625,834.	613,562	$613,562
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $300,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $307,434.	300,000	300,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $200,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $204,956.	200,000	200,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $170,077; collateralized by various Common Stock with an aggregate market value of $189,719.	170,000	170,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $38,445; collateralized by various Common Stock with an aggregate market value of $42,771.	38,428	38,428
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $550,249.	500,000	500,000

		1,921,990

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (d)	400,000	400,000

Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (d)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (d)	400,000	400,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (d)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (d)	400,000	400,000

		2,000,000

Total Securities Lending Reinvestments (Cost $3,921,990)		3,921,990

Total Investments—101.9% (Cost $318,128,085)		359,539,311
Other assets and liabilities (net)—(1.9)%		(6,775,924)

Net Assets—100.0%		$352,763,387

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $40,145,950 and the collateral received consisted of cash in the amount of $3,921,990 and non-cash collateral with a value of $37,460,607. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-146

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$341,717,550	$—	$—	$341,717,550
Total Short-Term Investment*	—	13,899,771	—	13,899,771
Securities Lending Reinvestments
Repurchase Agreements	—	1,921,990	—	1,921,990
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	1,921,990	—	3,921,990
Total Investments	$343,717,550	$15,821,761	$—	$359,539,311

Collateral for Securities Loaned (Liability)	$—	$(3,921,990)	$—	$(3,921,990)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-147

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—69.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.5%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,430,395	$1,192,596
1.500%, 05/01/36	3,746,105	3,123,327
1.500%, 01/01/42	2,678,935	2,070,498
1.500%, 03/01/51	839,070	604,538
1.500%, 04/01/51	4,240,766	3,054,952
2.000%, 10/01/35	2,208,411	1,894,989
2.000%, 11/01/35	1,749,598	1,501,291
2.000%, 06/01/36	736,203	631,652
2.000%, 03/01/41	1,915,738	1,540,891
2.000%, 12/01/41	2,605,620	2,090,342
2.000%, 10/01/50	3,595,198	2,750,437
2.000%, 11/01/50	3,712,966	2,839,382
2.000%, 12/01/50	6,068,950	4,639,171
2.000%, 01/01/51	9,236,815	7,057,857
2.000%, 02/01/51	3,890,354	2,971,417
2.000%, 05/01/51	5,367,397	4,096,230
2.000%, 06/01/51	1,693,017	1,291,638
2.000%, 07/01/51	5,151,674	3,929,041
2.000%, 08/01/51	4,243,113	3,235,053
2.000%, 12/01/51	4,508,273	3,432,744
2.500%, 12/01/27	206,444	195,117
2.500%, 04/01/28	409,400	384,282
2.500%, 12/01/29	591,820	549,757
2.500%, 01/01/32	1,546,743	1,415,985
2.500%, 08/01/35	1,128,946	998,994
2.500%, 02/01/41	1,410,976	1,182,727
2.500%, 03/01/50	1,535,850	1,226,253
2.500%, 07/01/50	4,020,893	3,207,373
2.500%, 09/01/50	2,777,353	2,214,397
2.500%, 10/01/50	2,254,139	1,796,818
2.500%, 12/01/50	3,107,610	2,475,980
2.500%, 04/01/51	4,130,897	3,291,794
2.500%, 07/01/51	5,670,729	4,515,678
2.500%, 08/01/51	3,968,993	3,159,825
2.500%, 12/01/51	2,205,101	1,753,902
3.000%, 03/01/27	157,221	151,177
3.000%, 05/01/27	220,601	210,755
3.000%, 11/01/28	342,456	324,896
3.000%, 05/01/31	787,832	733,233
3.000%, 10/01/32	397,993	363,181
3.000%, 04/01/33	748,983	682,625
3.000%, 03/01/35	661,333	602,531
3.000%, 02/01/37	834,340	743,830
3.000%, 10/01/42	887,868	762,934
3.000%, 01/01/43	631,934	541,410
3.000%, 03/01/43	584,610	500,866
3.000%, 04/01/43	1,350,222	1,155,998
3.000%, 06/01/43	934,881	799,909
3.000%, 06/01/45	952,933	807,132
3.000%, 06/01/46	940,245	795,445
3.000%, 11/01/46	1,055,800	893,204
3.000%, 01/01/47	1,869,745	1,581,800
3.000%, 01/01/48	405,233	342,289
3.000%, 09/01/49	899,507	753,030
3.000%, 12/01/49	1,165,547	975,747

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 02/01/50	591,058	494,809
3.000%, 04/01/50	1,051,697	879,215
3.000%, 05/01/50	999,376	835,359
3.000%, 07/01/50	884,433	739,075
3.000%, 11/01/50	951,834	794,957
3.500%, 12/01/25	108,766	106,122
3.500%, 05/01/26	41,566	40,474
3.500%, 09/01/30	603,574	573,006
3.500%, 04/01/32	428,214	399,525
3.500%, 01/01/42	296,886	263,250
3.500%, 03/01/42	271,483	240,769
3.500%, 02/01/43	472,882	419,383
3.500%, 05/01/43	705,486	624,824
3.500%, 06/01/43	392,470	347,642
3.500%, 06/01/44	334,048	294,555
3.500%, 10/01/44	438,226	386,416
3.500%, 12/01/44	513,759	453,019
3.500%, 05/01/45	670,737	590,270
3.500%, 11/01/45	648,556	570,749
3.500%, 12/01/45	400,220	352,206
3.500%, 03/01/46	1,145,165	1,005,770
3.500%, 06/01/47	528,336	462,395
3.500%, 08/01/47	340,284	297,813
3.500%, 10/01/47	471,014	411,625
3.500%, 11/01/47	455,892	398,993
3.500%, 04/01/49	314,683	274,090
3.500%, 05/01/49	201,362	175,386
3.500%, 10/01/49	424,768	369,973
3.500%, 03/01/50	578,936	504,254
3.500%, 06/01/50	1,106,427	959,579
3.500%, 08/01/50	1,621,537	1,406,071
4.000%, 05/01/25	41,631	40,898
4.000%, 08/01/25	21,320	20,918
4.000%, 10/01/25	24,684	24,162
4.000%, 01/01/31	171,503	163,727
4.000%, 08/01/31	191,254	182,252
4.000%, 06/01/39	173,750	159,612
4.000%, 12/01/39	335,771	308,830
4.000%, 11/01/40	239,241	219,695
4.000%, 04/01/41	287,667	263,893
4.000%, 09/01/41	250,679	229,961
4.000%, 10/01/41	678,493	622,228
4.000%, 11/01/41	200,403	183,840
4.000%, 07/01/44	551,678	503,354
4.000%, 10/01/44	427,304	389,874
4.000%, 07/01/45	674,192	614,945
4.000%, 01/01/46	618,565	564,206
4.000%, 02/01/46	348,009	317,426
4.000%, 06/01/47	557,964	506,000
4.000%, 10/01/47	297,250	269,567
4.000%, 11/01/47	281,223	255,033
4.000%, 03/01/48	447,566	405,884
4.000%, 05/01/48	205,870	186,407
4.000%, 10/01/48	225,292	203,992
4.000%, 11/01/48	273,275	247,439

BHFTII-148

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 01/01/49	162,572	$147,196
4.000%, 02/01/49	156,247	141,274
4.000%, 06/01/49	311,003	280,955
4.500%, 05/01/29	37,975	36,999
4.500%, 10/01/35	94,585	90,971
4.500%, 06/01/38	137,895	132,625
4.500%, 02/01/39	81,080	76,903
4.500%, 03/01/39	118,816	112,618
4.500%, 04/01/39	128,099	121,464
4.500%, 09/01/39	155,303	147,259
4.500%, 10/01/39	363,737	344,896
4.500%, 11/01/39	104,793	99,365
4.500%, 01/01/40	116,475	110,442
4.500%, 05/01/40	149,448	141,318
4.500%, 11/01/40	208,037	196,720
4.500%, 02/01/41	47,376	44,776
4.500%, 05/01/41	156,258	147,696
4.500%, 06/01/41	90,445	85,489
4.500%, 12/01/43	182,908	172,216
4.500%, 12/01/45	266,631	251,184
4.500%, 08/01/47	406,017	380,189
4.500%, 08/01/48	160,590	150,247
4.500%, 10/01/48	286,943	268,463
4.500%, 12/01/48	182,890	171,104
4.500%, 01/01/49	156,468	146,190
5.000%, 03/01/27	14,318	14,099
5.000%, 10/01/33	149,667	146,648
5.000%, 03/01/34	21,221	20,793
5.000%, 08/01/35	143,683	140,832
5.000%, 09/01/35	39,555	38,770
5.000%, 10/01/35	6,874	6,738
5.000%, 01/01/36	120,303	117,916
5.000%, 04/01/38	68,441	66,861
5.000%, 11/01/39	324,279	316,329
5.000%, 05/01/40	354,476	345,444
5.500%, 01/01/24	171	170
5.500%, 06/01/34	30,925	30,834
5.500%, 10/01/35	45,825	45,715
5.500%, 01/01/36	73,590	73,413
5.500%, 12/01/37	86,215	86,317
5.500%, 04/01/38	29,030	29,131
5.500%, 07/01/38	49,162	49,333
6.000%, 11/01/28	971	972
6.000%, 12/01/28	996	997
6.000%, 04/01/29	597	597
6.000%, 06/01/31	893	901
6.000%, 07/01/31	173	175
6.000%, 09/01/31	29,237	29,474
6.000%, 11/01/32	5,884	5,976
6.000%, 11/01/35	23,243	23,825
6.000%, 02/01/36	36,194	37,107
6.000%, 08/01/36	15,493	16,025
6.000%, 01/01/37	20,564	21,269
6.500%, 02/01/30	2,937	3,012
6.500%, 08/01/31	2,223	2,289

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 11/01/31	4,622	4,759
6.500%, 03/01/32	88,455	91,306
6.500%, 04/01/32	62,303	64,303
6.500%, 11/01/37	25,083	26,192
6.500%, 04/01/53	928,646	932,913
7.000%, 12/01/27	255	258
7.000%, 11/01/28	356	367
7.000%, 04/01/29	779	802
7.000%, 05/01/29	188	194
7.000%, 07/01/29	107	110
7.000%, 01/01/31	28,251	29,188
7.500%, 10/01/27	1,699	1,729
7.500%, 10/01/29	2,538	2,642
7.500%, 05/01/30	3,895	4,019
8.000%, 02/01/27	547	557
8.000%, 10/01/28	901	921
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	1,955,452
2.785%, 06/25/29	1,800,000	1,591,090
3.187%, 09/25/27 (a)	1,265,000	1,175,364
3.194%, 07/25/27	685,000	637,496
3.780%, 10/25/28 (a)	4,000,000	3,754,758
3.920%, 09/25/28 (a)	2,900,000	2,744,486
3.926%, 07/25/28 (a)	2,500,000	2,370,029
Federal National Mortgage Association
1.500%, 04/01/36	1,477,228	1,231,644
1.500%, 05/01/36	3,763,189	3,137,571
1.500%, 09/01/36	1,615,020	1,346,528
1.500%, 11/01/36	2,497,152	2,082,009
1.500%, 03/01/51	3,374,419	2,431,221
1.500%, 04/01/51	4,269,898	3,075,938
1.500%, 10/01/51	902,409	649,487
2.000%, 11/01/35	7,866,859	6,750,377
2.000%, 12/01/35	1,225,112	1,051,241
2.000%, 09/01/36	3,889,990	3,337,554
2.000%, 12/01/36	2,463,587	2,113,721
2.000%, 02/01/37	835,489	716,837
2.000%, 02/01/41	2,244,745	1,815,222
2.000%, 06/01/41	2,038,451	1,638,174
2.000%, 10/01/50	9,376,988	7,173,685
2.000%, 11/01/50	7,385,499	5,647,845
2.000%, 12/01/50	3,760,158	2,874,305
2.000%, 01/01/51	9,246,707	7,065,415
2.000%, 02/01/51	3,905,711	2,983,146
2.000%, 04/01/51	8,184,730	6,248,362
2.000%, 05/01/51	4,176,075	3,187,050
2.000%, 06/01/51	2,546,512	1,942,787
2.000%, 09/01/51	4,385,332	3,342,397
2.000%, 10/01/51	3,541,679	2,698,505
2.000%, 11/01/51	1,790,513	1,363,798
2.000%, 12/01/51	4,512,613	3,436,048
2.500%, 12/01/27	568,023	536,384
2.500%, 02/01/28	527,737	498,341
2.500%, 07/01/28	346,517	324,825
2.500%, 10/01/28	602,028	564,424

BHFTII-149

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 03/01/30	651,495	$599,011
2.500%, 09/01/31	1,159,792	1,060,306
2.500%, 01/01/32	365,552	334,196
2.500%, 04/01/32	869,063	790,140
2.500%, 09/01/32	205,165	186,533
2.500%, 12/01/34	688,853	610,072
2.500%, 09/01/35	669,464	592,403
2.500%, 02/01/41	1,653,897	1,385,515
2.500%, 01/01/50	934,530	750,701
2.500%, 03/01/50	861,511	687,847
2.500%, 05/01/50	2,079,509	1,659,549
2.500%, 07/01/50	3,369,976	2,688,151
2.500%, 08/01/50	6,055,961	4,829,574
2.500%, 09/01/50	4,898,312	3,905,449
2.500%, 11/01/50	1,201,033	957,143
2.500%, 12/01/50	1,868,369	1,488,619
2.500%, 01/01/51	1,935,534	1,541,772
2.500%, 02/01/51	962,944	766,865
2.500%, 05/01/51	3,040,450	2,422,282
2.500%, 07/01/51	4,033,144	3,211,648
2.500%, 08/01/51	2,047,127	1,629,774
2.500%, 09/01/51	5,003,940	3,982,845
2.500%, 10/01/51	5,102,894	4,060,657
2.500%, 12/01/51	3,520,306	2,799,995
2.500%, 02/01/52	4,062,293	3,229,572
2.500%, 03/01/52	909,401	721,923
3.000%, 01/01/27	154,033	148,122
3.000%, 02/01/27	265,642	255,247
3.000%, 03/01/27	131,031	125,012
3.000%, 01/01/29	1,006,980	954,180
3.000%, 10/01/29	420,226	394,855
3.000%, 06/01/30	501,942	470,276
3.000%, 02/01/33	1,058,390	966,251
3.000%, 08/01/35	575,489	514,220
3.000%, 01/01/36	719,750	654,310
3.000%, 05/01/36	662,844	590,218
3.000%, 08/01/42	679,424	581,227
3.000%, 09/01/42	567,664	485,916
3.000%, 11/01/42	875,500	749,206
3.000%, 12/01/42	618,381	529,165
3.000%, 01/01/43	429,420	367,421
3.000%, 03/01/43	853,794	730,228
3.000%, 07/01/43	867,497	741,619
3.000%, 09/01/43	506,240	432,783
3.000%, 05/01/45	1,200,700	1,019,925
3.000%, 05/01/46	675,898	571,009
3.000%, 06/01/46	929,244	785,040
3.000%, 08/01/46	995,177	840,741
3.000%, 02/01/47	1,392,291	1,176,229
3.000%, 11/01/49	621,770	520,520
3.000%, 12/01/49	1,121,588	938,946
3.000%, 01/01/50	1,170,488	979,884
3.000%, 02/01/50	571,394	478,347
3.000%, 05/01/50	2,332,691	1,949,852
3.000%, 07/01/50	868,371	725,653

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 08/01/50	3,525,222	2,945,438
3.000%, 11/01/51	2,449,332	2,032,796
3.000%, 04/01/52	3,668,346	3,039,003
3.000%, 05/01/52	2,332,057	1,931,697
3.000%, 06/01/52	3,290,053	2,724,845
3.500%, 02/01/26	175,498	170,727
3.500%, 03/01/26	98,505	95,741
3.500%, 05/01/29	421,832	400,978
3.500%, 04/01/32	364,578	339,720
3.500%, 08/01/32	152,509	143,008
3.500%, 03/01/34	225,572	210,141
3.500%, 09/01/35	516,952	474,514
3.500%, 07/01/38	376,077	337,448
3.500%, 12/01/40	402,372	356,384
3.500%, 03/01/42	378,667	335,406
3.500%, 05/01/42	704,252	623,681
3.500%, 06/01/42	491,851	435,580
3.500%, 08/01/42	299,715	265,426
3.500%, 09/01/42	1,289,338	1,141,695
3.500%, 01/01/43	490,043	433,979
3.500%, 06/01/43	609,346	534,442
3.500%, 08/01/44	614,072	540,797
3.500%, 02/01/45	705,744	621,529
3.500%, 03/01/45	777,950	683,770
3.500%, 04/01/45	436,660	383,797
3.500%, 09/01/45	600,883	528,139
3.500%, 11/01/45	612,611	538,448
3.500%, 01/01/46	746,274	655,929
3.500%, 03/01/46	686,743	600,908
3.500%, 05/01/46	492,927	431,316
3.500%, 11/01/47	1,152,239	1,006,955
3.500%, 02/01/49	227,109	198,436
3.500%, 08/01/49	265,204	230,993
3.500%, 10/01/49	557,506	485,589
3.500%, 01/01/50	361,335	314,723
3.500%, 02/01/50	180,679	157,372
3.500%, 05/01/50	837,640	726,725
3.500%, 04/01/52	3,677,924	3,165,637
3.500%, 06/01/52	932,121	802,144
3.500%, 08/01/52	1,904,528	1,638,661
3.500%, 09/01/53	1,800,000	1,546,809
4.000%, 06/01/24	5,605	5,546
4.000%, 11/01/24	51,688	50,925
4.000%, 02/01/31	156,498	149,196
4.000%, 03/01/38	348,522	324,093
4.000%, 08/01/39	270,885	248,504
4.000%, 09/01/39	220,989	202,730
4.000%, 12/01/39	271,619	249,178
4.000%, 06/01/40	279,320	256,156
4.000%, 09/01/40	175,561	161,001
4.000%, 12/01/40	1,429,471	1,311,062
4.000%, 01/01/41	651,691	597,645
4.000%, 12/01/41	266,906	244,483
4.000%, 02/01/42	367,758	336,862
4.000%, 09/01/43	489,115	447,451

BHFTII-150

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 05/01/44	509,256	$464,021
4.000%, 10/01/44	281,689	256,667
4.000%, 11/01/44	724,477	656,075
4.000%, 01/01/45	623,584	568,108
4.000%, 03/01/45	417,142	379,907
4.000%, 10/01/45	574,502	523,220
4.000%, 03/01/47	171,841	155,615
4.000%, 05/01/47	184,922	167,460
4.000%, 06/01/47	276,823	250,683
4.000%, 07/01/47	300,953	272,534
4.000%, 10/01/47	444,077	402,144
4.000%, 05/01/48	504,928	456,543
4.000%, 06/01/48	428,287	387,246
4.000%, 07/01/48	318,658	288,122
4.000%, 09/01/48	153,093	138,423
4.000%, 10/01/48	239,044	216,138
4.000%, 11/01/48	297,388	268,891
4.000%, 04/01/49	496,653	448,669
4.000%, 02/01/50	516,119	466,255
4.000%, 03/01/50	568,387	513,473
4.000%, 09/01/50	424,195	382,238
4.000%, 07/01/52	3,060,082	2,727,225
4.000%, 09/01/52	3,781,346	3,368,861
4.000%, 11/01/52	1,440,750	1,283,140
4.500%, 08/01/24	15,463	15,298
4.500%, 06/01/25	45,894	45,181
4.500%, 08/01/30	88,466	85,636
4.500%, 08/01/33	44,198	42,510
4.500%, 10/01/33	54,460	52,368
4.500%, 04/01/34	47,098	45,282
4.500%, 01/01/39	8,112	7,685
4.500%, 07/01/39	407,361	385,741
4.500%, 09/01/39	504,623	477,796
4.500%, 10/01/39	282,195	267,193
4.500%, 05/01/40	393,833	371,930
4.500%, 08/01/40	440,644	416,086
4.500%, 11/01/40	250,903	236,921
4.500%, 12/01/40	555,522	524,631
4.500%, 04/01/41	1,464,893	1,382,837
4.500%, 05/01/41	293,255	276,779
4.500%, 03/01/44	213,829	201,156
4.500%, 08/01/47	429,065	401,188
4.500%, 10/01/48	214,055	199,995
4.500%, 12/01/48	281,724	263,219
4.500%, 08/01/52	1,851,943	1,699,958
4.500%, 09/01/52	2,805,302	2,575,077
4.500%, 10/01/52	1,882,346	1,727,866
4.500%, 11/01/52	3,322,171	3,049,528
4.500%, 10/01/53	1,500,000	1,376,567
5.000%, 02/01/24	1,399	1,391
5.000%, 09/01/25	12,847	12,674
5.000%, 07/01/33	34,522	33,782
5.000%, 08/01/33	149,954	146,751
5.000%, 09/01/33	49,041	47,990
5.000%, 10/01/33	475,538	465,391

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 03/01/34	60,904	59,599
5.000%, 04/01/34	115,669	113,187
5.000%, 05/01/34	23,067	22,571
5.000%, 09/01/34	95,841	93,779
5.000%, 02/01/35	39,705	38,850
5.000%, 04/01/35	11,871	11,619
5.000%, 05/01/35	13,683	13,392
5.000%, 11/01/35	39,871	39,025
5.000%, 03/01/36	137,136	134,227
5.000%, 07/01/37	107,986	105,597
5.000%, 01/01/39	105,862	103,520
5.000%, 04/01/40	318,488	309,936
5.000%, 07/01/41	199,253	193,858
5.000%, 04/01/49	342,859	329,059
5.000%, 10/01/52	1,853,820	1,748,723
5.000%, 11/01/52	1,413,393	1,333,264
5.000%, 12/01/52	3,786,214	3,571,564
5.000%, 07/01/53	3,444,696	3,248,986
5.000%, 08/01/53	1,975,966	1,863,702
5.000%, 10/01/53	1,500,000	1,414,778
5.500%, 01/01/24	523	520
5.500%, 07/01/24	5,634	5,596
5.500%, 07/01/25	14,204	14,065
5.500%, 10/01/32	9,496	9,452
5.500%, 02/01/33	23,603	23,496
5.500%, 08/01/33	64,519	64,258
5.500%, 10/01/33	32,792	32,659
5.500%, 12/01/33	167,264	166,589
5.500%, 02/01/34	28,281	28,161
5.500%, 03/01/34	20,048	19,963
5.500%, 04/01/34	11,918	11,867
5.500%, 09/01/34	51,608	51,389
5.500%, 12/01/34	35,752	35,600
5.500%, 01/01/35	35,338	35,188
5.500%, 04/01/35	7,342	7,315
5.500%, 06/01/35	39,149	39,002
5.500%, 01/01/37	44,136	44,129
5.500%, 05/01/37	34,148	34,167
5.500%, 05/01/38	26,337	26,392
5.500%, 06/01/38	24,888	24,940
5.500%, 12/01/52	1,870,478	1,808,243
5.500%, 01/01/53	1,872,139	1,809,501
5.500%, 03/01/53	942,577	910,720
5.500%, 04/01/53	953,933	921,692
5.500%, 05/01/53	1,926,677	1,861,559
5.500%, 07/01/53	3,902,609	3,770,708
5.500%, 10/01/53	1,800,000	1,739,163
6.000%, 11/01/28	131	131
6.000%, 12/01/28	182	182
6.000%, 06/01/31	21,412	21,558
6.000%, 09/01/32	22,385	22,707
6.000%, 01/01/33	4,360	4,423
6.000%, 02/01/33	29,074	29,489
6.000%, 03/01/33	16,754	16,999
6.000%, 04/01/33	60,146	61,027

BHFTII-151

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
6.000%, 05/01/33	61,352	$62,247
6.000%, 05/01/34	53,178	53,958
6.000%, 09/01/34	51,454	52,212
6.000%, 01/01/35	28,169	28,582
6.000%, 07/01/36	9,138	9,439
6.000%, 09/01/36	37,287	38,513
6.000%, 07/01/37	33,027	34,121
6.000%, 08/01/37	58,827	60,775
6.000%, 10/01/37	38,682	39,963
6.000%, 12/01/38	36,847	38,067
6.000%, 04/01/53	2,805,235	2,768,443
6.000%, 05/01/53	954,055	941,541
6.000%, 07/01/53	1,943,113	1,917,628
6.000%, 09/01/53	1,789,353	1,765,882
6.500%, 05/01/28	7,067	7,218
6.500%, 12/01/28	34,267	34,995
6.500%, 03/01/29	933	956
6.500%, 04/01/29	6,105	6,256
6.500%, 05/01/29	204	209
6.500%, 08/01/29	315	323
6.500%, 05/01/30	8,186	8,387
6.500%, 09/01/31	2,670	2,745
6.500%, 06/01/32	5,549	5,721
6.500%, 10/01/33	11,091	11,470
6.500%, 10/01/34	78,041	80,729
6.500%, 10/01/37	12,115	12,633
6.500%, 09/01/53	1,486,871	1,493,721
7.000%, 06/01/26	100	100
7.000%, 06/01/28	3,539	3,645
7.000%, 10/01/29	1,614	1,659
7.000%, 06/01/32	18,914	19,700
7.000%, 10/01/37	55,700	59,458
7.500%, 09/01/25	473	475
7.500%, 06/01/26	567	571
7.500%, 07/01/29	1,874	1,929
7.500%, 10/01/29	1,132	1,151
8.000%, 11/01/29	25	26
8.000%, 05/01/30	10,518	10,841
8.000%, 11/01/30	312	322
8.000%, 01/01/31	468	479
8.000%, 02/01/31	1,173	1,235
Federal National Mortgage Association-Aces
1.610%, 03/25/31	856,859	783,314
2.190%, 01/25/30	1,435,000	1,202,349
Government National Mortgage Association
2.000%, 11/20/50	4,114,203	3,261,498
2.000%, 01/20/51	2,141,091	1,696,166
2.000%, 03/20/51	3,700,057	2,924,348
2.000%, 04/20/51	3,786,559	2,998,766
2.000%, 05/20/51	6,186,007	4,902,816
2.000%, 06/20/51	1,956,940	1,548,920
2.000%, 10/20/51	2,572,945	2,032,757
2.000%, 12/20/51	2,197,724	1,738,038
2.500%, 02/20/50	857,482	706,862
2.500%, 06/20/50	3,106,800	2,557,629

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
2.500%, 07/20/50	2,234,792	1,839,141
2.500%, 09/20/50	3,711,270	3,052,159
2.500%, 10/20/50	1,094,321	898,533
2.500%, 11/20/50	1,667,682	1,370,580
2.500%, 12/20/50	1,740,778	1,430,170
2.500%, 04/20/51	2,138,643	1,754,340
2.500%, 08/20/51	2,440,821	1,995,460
2.500%, 09/20/51	4,152,179	3,394,688
2.500%, 12/20/51	4,332,516	3,540,764
2.500%, 04/20/52	2,257,147	1,845,588
3.000%, 08/15/28	342,381	315,375
3.000%, 11/15/42	607,626	525,362
3.000%, 12/15/42	613,879	526,849
3.000%, 12/20/42	620,868	538,641
3.000%, 02/15/43	462,050	396,545
3.000%, 03/15/43	510,830	441,372
3.000%, 03/20/43	566,552	487,737
3.000%, 07/15/43	447,327	386,503
3.000%, 12/20/44	523,375	452,994
3.000%, 04/20/45	474,450	409,433
3.000%, 08/20/45	856,266	738,927
3.000%, 11/20/45	459,662	396,672
3.000%, 01/20/46	751,047	648,127
3.000%, 09/20/46	818,273	705,091
3.000%, 10/20/46	837,667	721,802
3.000%, 11/20/46	884,067	761,784
3.000%, 01/20/47	912,636	786,402
3.000%, 04/20/47	402,689	346,571
3.000%, 02/20/48	581,151	500,162
3.000%, 10/20/49	632,732	542,050
3.000%, 01/20/50	1,672,867	1,431,723
3.000%, 05/20/50	1,320,604	1,128,664
3.000%, 07/20/50	847,652	723,930
3.000%, 11/20/50	1,856,446	1,584,337
3.000%, 05/20/52	4,134,988	3,503,632
3.500%, 12/20/41	362,229	324,782
3.500%, 02/15/42	148,071	132,366
3.500%, 08/20/42	333,623	299,125
3.500%, 01/20/43	472,096	423,279
3.500%, 05/20/43	726,772	651,644
3.500%, 07/20/44	690,885	617,392
3.500%, 02/20/45	712,977	637,134
3.500%, 06/20/45	443,012	395,611
3.500%, 08/20/45	1,047,065	935,032
3.500%, 10/20/45	693,457	619,259
3.500%, 12/20/45	641,813	573,141
3.500%, 01/20/46	609,124	543,950
3.500%, 02/20/46	494,793	441,852
3.500%, 06/20/46	544,534	484,792
3.500%, 02/20/47	863,795	769,026
3.500%, 03/20/47	728,557	645,834
3.500%, 09/20/47	300,857	266,697
3.500%, 10/20/48	143,451	127,147
3.500%, 05/20/49	260,970	231,527
3.500%, 07/20/49	286,662	254,243

BHFTII-152

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
3.500%, 09/20/49	768,081	$680,907
3.500%, 10/20/49	477,988	423,738
3.500%, 11/20/49	663,908	588,468
3.500%, 12/20/49	432,622	383,405
3.500%, 02/20/50	552,576	489,713
3.500%, 06/20/50	626,166	552,267
3.500%, 02/20/51	1,026,477	909,423
3.500%, 08/20/52	1,869,068	1,636,259
4.000%, 07/15/39	375,312	346,333
4.000%, 07/15/40	209,839	193,612
4.000%, 11/20/40	311,815	288,374
4.000%, 12/20/40	424,943	392,998
4.000%, 11/20/43	207,944	191,825
4.000%, 04/20/44	293,097	269,425
4.000%, 05/20/44	351,475	323,087
4.000%, 09/20/44	581,721	534,737
4.000%, 11/20/44	153,257	140,879
4.000%, 10/20/45	534,601	491,082
4.000%, 11/20/45	289,075	265,543
4.000%, 03/20/47	110,472	101,054
4.000%, 04/20/47	439,492	401,641
4.000%, 09/20/47	401,962	367,343
4.000%, 07/20/48	279,956	255,492
4.000%, 08/20/48	201,098	183,525
4.000%, 09/20/48	364,173	332,351
4.000%, 07/20/49	371,002	338,356
4.000%, 05/20/50	535,162	488,071
4.000%, 07/20/52	2,358,402	2,123,403
4.000%, 10/20/52	1,444,206	1,300,301
4.500%, 01/15/39	78,361	74,169
4.500%, 04/15/39	197,592	187,047
4.500%, 05/15/39	417,622	395,335
4.500%, 08/15/39	157,914	149,487
4.500%, 01/15/40	177,787	168,299
4.500%, 04/15/40	72,269	68,409
4.500%, 08/20/40	251,301	238,490
4.500%, 12/20/40	192,698	182,875
4.500%, 02/15/41	50,273	47,588
4.500%, 04/15/41	57,881	54,788
4.500%, 04/20/41	142,873	135,639
4.500%, 03/20/42	154,988	147,141
4.500%, 10/20/43	181,295	171,261
4.500%, 03/20/47	280,139	264,274
4.500%, 03/20/49	191,199	179,121
4.500%, 08/20/52	2,366,741	2,187,542
4.500%, 10/20/52	2,883,177	2,664,875
5.000%, 12/15/35	74,142	73,803
5.000%, 12/15/36	17,228	17,084
5.000%, 01/15/39	215,301	211,388
5.000%, 02/15/39	38,678	37,938
5.000%, 08/15/39	231,639	227,290
5.000%, 09/15/39	38,480	37,759
5.000%, 12/15/39	167,842	164,563
5.000%, 05/15/40	133,444	131,005
5.000%, 08/20/40	132,759	129,930

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.000%, 10/20/40	142,978	139,930
5.000%, 06/20/44	306,264	299,737
5.000%, 10/20/48	214,166	206,367
5.000%, 01/20/49	147,677	142,299
5.000%, 04/20/53	1,974,243	1,869,948
5.000%, 07/20/53	3,085,495	2,922,494
5.500%, 03/15/36	44,562	44,880
5.500%, 09/15/38	17,612	17,726
5.500%, 08/15/39	55,428	56,344
5.500%, 04/20/53	2,952,592	2,864,233
5.500%, 08/20/53	2,494,791	2,420,133
6.000%, 01/15/29	791	795
6.000%, 01/15/33	59,130	60,500
6.000%, 03/15/35	42,348	43,605
6.000%, 12/15/35	27,919	28,574
6.000%, 09/15/36	36,078	37,010
6.000%, 07/15/38	92,565	95,548
6.000%, 01/20/53	965,101	956,786
6.500%, 02/15/27	3,113	3,114
6.500%, 07/15/28	1,088	1,094
6.500%, 08/15/28	2,622	2,648
6.500%, 11/15/28	1,231	1,251
6.500%, 12/15/28	3,414	3,448
6.500%, 07/15/29	1,153	1,163
6.500%, 06/20/31	6,117	6,342
6.500%, 05/15/36	76,517	79,660
7.000%, 01/15/28	475	482
7.000%, 05/15/28	2,456	2,477
7.000%, 06/15/28	2,197	2,233
7.000%, 10/15/28	2,608	2,650
7.000%, 03/15/31	190	192
7.000%, 08/15/31	22,725	23,725
7.000%, 07/15/32	9,257	9,684
7.500%, 02/20/28	452	461
8.000%, 08/15/26	357	361
8.000%, 09/15/26	495	495

		507,701,017

Federal Agencies—1.2%
Federal Farm Credit Banks Funding Corp.
4.750%, 03/09/26	2,000,000	1,984,100
Federal Home Loan Banks
2.875%, 09/13/24	2,600,000	2,536,612
3.000%, 09/10/27	2,000,000	1,867,100
3.250%, 11/16/28 (b)	2,700,000	2,526,552
4.875%, 09/13/24	1,000,000	994,230
Federal Home Loan Mortgage Corp.
1.500%, 02/12/25	1,500,000	1,425,885
6.250%, 07/15/32	1,600,000	1,768,800
6.750%, 03/15/31	900,000	1,006,911
Federal National Mortgage Association
0.750%, 10/08/27 (b)	1,500,000	1,281,045
2.125%, 04/24/26 (b)	2,500,000	2,331,550
2.625%, 09/06/24	800,000	779,528

BHFTII-153

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.625%, 11/15/30 (b)	1,450,000	$1,604,642
Tennessee Valley Authority 3.500%, 12/15/42 (b)	1,600,000	1,218,448

		21,325,403

U.S. Treasury—41.1%
U.S. Treasury Bonds 1.125%, 05/15/40 (b)	7,100,000	4,074,734
1.125%, 08/15/40 (b)	3,200,000	1,818,500
1.250%, 05/15/50	3,200,000	1,510,500
1.375%, 11/15/40 (b)	5,500,000	3,253,594
1.375%, 08/15/50	5,100,000	2,490,234
1.625%, 11/15/50 (b)	2,500,000	1,309,766
1.750%, 08/15/41	4,300,000	2,678,094
1.875%, 02/15/41	5,200,000	3,354,812
1.875%, 02/15/51 (b)	5,800,000	3,252,531
1.875%, 11/15/51	6,500,000	3,625,781
2.000%, 02/15/50	4,000,000	2,335,000
2.000%, 08/15/51	7,500,000	4,330,078
2.250%, 05/15/41	3,700,000	2,538,547
2.250%, 08/15/46	3,000,000	1,901,719
2.250%, 08/15/49	6,000,000	3,735,000
2.250%, 02/15/52	2,100,000	1,289,531
2.375%, 02/15/42	1,300,000	898,625
2.375%, 05/15/51	5,100,000	3,236,109
2.500%, 05/15/46	4,800,000	3,214,500
2.750%, 08/15/42	4,820,000	3,529,897
2.750%, 11/15/42	1,200,000	875,625
2.750%, 08/15/47 (b)	3,000,000	2,094,375
2.750%, 11/15/47	800,000	557,750
2.875%, 05/15/43	3,260,000	2,414,947
2.875%, 08/15/45 (b)	2,200,000	1,593,281
2.875%, 11/15/46 (b)	4,600,000	3,303,375
2.875%, 05/15/49	2,300,000	1,641,266
2.875%, 05/15/52	3,900,000	2,766,562
3.000%, 11/15/44 (b)	2,600,000	1,940,250
3.000%, 05/15/45	3,100,000	2,301,750
3.000%, 02/15/47 (b)	3,000,000	2,202,656
3.000%, 05/15/47 (b)	2,800,000	2,054,063
3.000%, 08/15/48	7,700,000	5,629,422
3.000%, 02/15/49	7,300,000	5,338,125
3.000%, 08/15/52	4,700,000	3,426,594
3.125%, 11/15/41	3,000,000	2,358,281
3.125%, 02/15/43	3,270,000	2,531,184
3.125%, 08/15/44	4,700,000	3,591,828
3.125%, 05/15/48	2,500,000	1,873,047
3.250%, 05/15/42 (b)	3,100,000	2,471,766
3.375%, 08/15/42	2,200,000	1,784,063
3.375%, 05/15/44	3,000,000	2,393,906
3.375%, 11/15/48	5,000,000	3,923,437
3.500%, 02/15/39 (b)	1,872,000	1,616,648
3.625%, 08/15/43	2,600,000	2,168,969
3.625%, 02/15/44	2,420,000	2,012,003
3.625%, 02/15/53	4,300,000	3,558,922
3.625%, 05/15/53 (b)	3,200,000	2,650,500

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.750%, 08/15/41	1,300,000	1,124,703
3.875%, 02/15/43	2,000,000	1,741,563
3.875%, 05/15/43	2,000,000	1,739,375
4.000%, 11/15/42	1,000,000	888,125
4.000%, 11/15/52	500,000	443,359
4.125%, 08/15/53	3,300,000	2,995,781
4.250%, 11/15/40	1,780,000	1,654,844
4.375%, 11/15/39	1,900,000	1,807,969
4.375%, 05/15/40	1,220,000	1,156,713
4.375%, 05/15/41 (b)	1,350,000	1,272,375
4.500%, 02/15/36	600,000	598,125
4.500%, 05/15/38	1,500,000	1,466,484
4.625%, 02/15/40	1,300,000	1,272,781
5.250%, 02/15/29	750,000	768,691
6.250%, 05/15/30 (b)	2,500,000	2,723,828
U.S. Treasury Notes 0.250%, 07/31/25	7,000,000	6,408,555
0.250%, 08/31/25	5,100,000	4,652,555
0.250%, 09/30/25 (b)	9,000,000	8,188,945
0.375%, 04/30/25	7,200,000	6,674,344
0.375%, 11/30/25	6,100,000	5,526,219
0.375%, 12/31/25 (b)	7,200,000	6,508,125
0.375%, 01/31/26	11,200,000	10,080,875
0.375%, 07/31/27	3,100,000	2,633,305
0.375%, 09/30/27	6,300,000	5,318,086
0.500%, 03/31/25 (b)	4,000,000	3,727,344
0.500%, 02/28/26	6,100,000	5,491,430
0.500%, 04/30/27	4,000,000	3,448,750
0.500%, 10/31/27	3,800,000	3,214,562
0.625%, 07/31/26	6,100,000	5,429,477
0.625%, 11/30/27 (b)	7,000,000	5,935,234
0.625%, 12/31/27	7,200,000	6,088,500
0.625%, 05/15/30 (b)	8,000,000	6,191,250
0.625%, 08/15/30	6,600,000	5,065,500
0.750%, 03/31/26 (b)	6,700,000	6,057,742
0.750%, 01/31/28	6,100,000	5,172,133
0.875%, 06/30/26	6,000,000	5,398,594
0.875%, 11/15/30	7,700,000	5,990,359
1.000%, 07/31/28	4,000,000	3,374,375
1.125%, 02/28/25	3,800,000	3,585,953
1.125%, 10/31/26	6,700,000	6,002,781
1.125%, 02/29/28	1,200,000	1,032,469
1.125%, 08/31/28	6,000,000	5,081,250
1.125%, 02/15/31	7,500,000	5,914,453
1.250%, 11/30/26	2,100,000	1,884,258
1.250%, 12/31/26	3,800,000	3,403,672
1.250%, 03/31/28	5,100,000	4,401,937
1.250%, 04/30/28	6,000,000	5,165,625
1.250%, 05/31/28	3,400,000	2,919,750
1.250%, 06/30/28 (b)	5,900,000	5,052,336
1.250%, 09/30/28	6,000,000	5,098,594
1.250%, 08/15/31	14,000,000	10,941,875
1.375%, 10/31/28	3,300,000	2,815,312
1.375%, 11/15/31	10,200,000	7,994,250
1.500%, 10/31/24 (b)	8,100,000	7,767,457
1.500%, 11/30/24 (b)	7,600,000	7,269,875

BHFTII-154

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 02/15/25	2,100,000	$1,994,344
1.500%, 08/15/26	5,600,000	5,105,188
1.500%, 01/31/27 (b)	4,000,000	3,601,563
1.500%, 11/30/28 (b)	8,500,000	7,284,102
1.500%, 02/15/30 (b)	8,300,000	6,880,570
1.625%, 02/15/26	6,400,000	5,928,000
1.625%, 05/15/26	4,900,000	4,510,297
1.625%, 09/30/26 (b)	6,000,000	5,476,406
1.625%, 08/15/29	4,500,000	3,818,672
1.625%, 05/15/31	9,800,000	7,954,844
1.750%, 01/31/29	5,000,000	4,321,484
1.875%, 06/30/26 (b)	6,900,000	6,383,039
1.875%, 02/28/27	8,700,000	7,918,359
1.875%, 02/28/29	2,100,000	1,823,719
1.875%, 02/15/32	11,200,000	9,096,500
2.000%, 02/15/25	7,600,000	7,267,797
2.000%, 08/15/25	5,100,000	4,817,707
2.000%, 11/15/26	7,300,000	6,714,289
2.125%, 05/15/25 (b)	5,500,000	5,237,891
2.125%, 05/31/26 (b)	6,800,000	6,337,812
2.250%, 11/15/24	6,700,000	6,470,473
2.250%, 11/15/25	5,400,000	5,101,734
2.250%, 02/15/27 (b)	4,300,000	3,968,766
2.250%, 08/15/27	6,100,000	5,574,352
2.250%, 11/15/27	2,600,000	2,364,578
2.375%, 05/15/27	8,000,000	7,378,125
2.375%, 05/15/29	6,800,000	6,041,906
2.500%, 01/31/25 (b)	10,100,000	9,733,480
2.500%, 02/28/26	6,700,000	6,335,164
2.500%, 03/31/27	5,100,000	4,737,023
2.625%, 04/15/25	8,000,000	7,693,125
2.625%, 05/31/27 (b)	10,000,000	9,296,875
2.625%, 02/15/29	8,300,000	7,507,609
2.750%, 02/28/25 (b)	6,900,000	6,661,465
2.750%, 04/30/27	7,200,000	6,732,563
2.750%, 02/15/28	6,000,000	5,549,062
2.750%, 05/31/29	9,500,000	8,607,148
2.750%, 08/15/32	8,700,000	7,533,656
2.875%, 04/30/25 (b)	8,400,000	8,100,422
2.875%, 07/31/25	6,600,000	6,340,383
2.875%, 05/15/28	5,900,000	5,467,180
2.875%, 08/15/28	6,000,000	5,539,687
2.875%, 05/15/32	4,000,000	3,511,250
3.125%, 08/15/25	6,100,000	5,884,355
3.125%, 11/15/28	8,000,000	7,448,125
3.125%, 08/31/29	5,300,000	4,884,695
3.375%, 05/15/33	7,300,000	6,621,328
3.500%, 01/31/28	4,000,000	3,818,750
3.500%, 01/31/30	8,200,000	7,686,219
3.500%, 02/15/33	6,500,000	5,964,766
3.875%, 04/30/25	9,200,000	9,011,328
3.875%, 01/15/26	5,000,000	4,881,641
3.875%, 11/30/27 (b)	4,000,000	3,877,500
3.875%, 12/31/27	500,000	484,688
3.875%, 09/30/29	4,900,000	4,700,937
3.875%, 08/15/33	5,100,000	4,818,703

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 12/15/25	6,000,000	5,874,844
4.000%, 06/30/28 (b)	3,000,000	2,919,844
4.000%, 10/31/29 (b)	5,000,000	4,827,344
4.000%, 07/31/30	7,300,000	7,031,953
4.125%, 09/30/27	4,000,000	3,916,563
4.125%, 10/31/27 (b)	5,900,000	5,775,086
4.375%, 10/31/24	4,000,000	3,954,688
4.375%, 08/31/28	7,100,000	7,029,555
4.500%, 11/15/25 (b)	4,900,000	4,847,937
4.625%, 02/28/25 (b)	3,000,000	2,972,461
4.625%, 09/15/26	6,000,000	5,970,469
5.000%, 08/31/25 (b)	9,000,000	8,981,016
5.000%, 09/30/25	6,000,000	5,994,375

		758,912,748

Total U.S. Treasury & Government Agencies (Cost $1,523,396,081)		1,287,939,168

Corporate Bonds & Notes—26.1%

Aerospace/Defense—0.5%
Boeing Co. 5.150%, 05/01/30 (b)	2,300,000	2,197,650
5.930%, 05/01/60	1,100,000	989,626
7.250%, 06/15/25	460,000	470,010
Lockheed Martin Corp. 3.550%, 01/15/26 (b)	523,000	503,168
4.090%, 09/15/52 (b)	954,000	751,838
Northrop Grumman Corp. 3.250%, 01/15/28 (b)	1,100,000	1,008,326
Northrop Grumman Systems Corp. 7.750%, 02/15/31 (b)	515,000	573,040
RTX Corp. 3.125%, 05/04/27 (b)	1,000,000	919,180
4.500%, 06/01/42	1,645,000	1,346,367
7.500%, 09/15/29 (b)	200,000	218,966

		8,978,171

Agriculture—0.3%
Altria Group, Inc. 5.950%, 02/14/49 (b)	1,200,000	1,072,788
BAT Capital Corp. 4.390%, 08/15/37	1,300,000	990,873
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	1,000,000	972,000
Reynolds American, Inc. 4.450%, 06/12/25	1,736,000	1,686,593

		4,722,254

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27 (b)	1,900,000	1,851,626

Apparel—0.0%
NIKE, Inc. 2.750%, 03/27/27 (b)	1,000,000	922,810

BHFTII-155

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.250%, 01/12/29 (b)	1,000,000	$855,190
2.300%, 09/09/26 (b)	300,000	274,365
General Motors Financial Co., Inc. 1.250%, 01/08/26 (b)	1,200,000	1,072,524
4.350%, 01/17/27 (b)	3,200,000	3,009,920
Mercedes-Benz Finance North America LLC 8.500%, 01/18/31 (b)	550,000	650,760
Toyota Motor Credit Corp. 3.375%, 04/01/30 (b)	2,600,000	2,298,920

		8,161,679

Banks—5.9%
Banco Santander SA 4.379%, 04/12/28 (b)	2,200,000	2,033,152
Bank of America Corp. 2.676%, SOFR + 1.930%, 06/19/41 (a)	3,000,000	1,920,720
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,568,200
4.200%, 08/26/24 (b)	3,000,000	2,945,940
5.015%, SOFR + 2.160%, 07/22/33 (a)(b)	3,100,000	2,854,976
5.875%, 02/07/42 (b)	1,500,000	1,469,295
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (a)(b)	2,300,000	2,050,542
Bank of New York Mellon Corp. 3.442%, 3M TSFR + 1.331%, 02/07/28 (a)(b)	1,800,000	1,676,394
Bank of Nova Scotia 4.850%, 02/01/30 (b)	1,000,000	939,860
Barclays PLC 4.375%, 01/12/26 (b)	3,500,000	3,353,350
Canadian Imperial Bank of Commerce 2.250%, 01/28/25 (b)	1,000,000	952,450
Citigroup, Inc. 2.572%, SOFR + 2.107%, 06/03/31 (a)(b)	2,500,000	1,992,825
3.200%, 10/21/26	1,700,000	1,569,780
4.000%, 08/05/24	900,000	883,341
4.412%, SOFR + 3.914%, 03/31/31 (a)	2,900,000	2,601,938
4.650%, 07/23/48 (b)	1,300,000	1,048,515
Cooperatieve Rabobank UA 5.750%, 12/01/43 (b)	1,200,000	1,101,924
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,808,040
Discover Bank 2.450%, 09/12/24 (b)	1,400,000	1,344,308
Fifth Third Bancorp 8.250%, 03/01/38 (b)	1,175,000	1,252,104
Goldman Sachs Group, Inc. 3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,082,400
3.850%, 01/26/27 (b)	1,900,000	1,781,801
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	1,900,000	1,758,355
6.125%, 02/15/33 (b)	2,075,000	2,111,997
HSBC Holdings PLC 3.973%, 3M TSFR + 1.872%, 05/22/30 (a)	3,500,000	3,075,975
6.500%, 09/15/37 (b)	1,205,000	1,177,297

Banks—(Continued)
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,590,834
2.522%, SOFR + 2.040%, 04/22/31 (a)(b)	2,000,000	1,619,340
2.950%, 10/01/26 (b)	2,000,000	1,850,980
3.882%, 3M TSFR + 1.622%, 07/24/38 (a)(b)	1,000,000	797,370
3.900%, 07/15/25 (b)	4,700,000	4,552,091
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	2,400,000	1,748,784
KeyBank N.A. 3.300%, 06/01/25 (b)	2,800,000	2,622,844
Kreditanstalt fuer Wiederaufbau 0.500%, 09/20/24 (b)	1,000,000	952,500
0.625%, 01/22/26	1,100,000	994,884
1.750%, 09/14/29 (b)	2,000,000	1,704,440
3.750%, 02/15/28	2,000,000	1,919,020
Landwirtschaftliche Rentenbank 3.875%, 09/28/27	1,000,000	969,370
Lloyds Banking Group PLC 3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)(b)	1,800,000	1,607,040
4.650%, 03/24/26 (b)	1,700,000	1,627,342
Mitsubishi UFJ Financial Group, Inc. 0.953%, 1Y H15 + 0.550%, 07/19/25 (a)(b)	2,000,000	1,917,160
3.850%, 03/01/26	1,000,000	955,250
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	1,672,992
Morgan Stanley 4.300%, 01/27/45 (b)	1,900,000	1,501,779
4.350%, 09/08/26	3,800,000	3,623,300
7.250%, 04/01/32 (b)	1,850,000	2,025,065
PNC Bank N.A. 2.950%, 02/23/25	2,100,000	2,011,863
Royal Bank of Canada 1.600%, 01/21/25 (b)	2,100,000	1,987,713
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26 (b)	4,700,000	4,314,647
Toronto-Dominion Bank 3.766%, 06/06/25 (b)	1,000,000	966,970
Truist Financial Corp. 1.267%, SOFR + 0.609%, 03/02/27 (a)(b)	2,000,000	1,770,520
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	2,929,890
UBS Group AG 4.550%, 04/17/26	2,700,000	2,593,863
Wells Fargo & Co. 2.879%, 3M TSFR + 1.432%, 10/30/30 (a)(b)	2,400,000	1,997,568
3.000%, 10/23/26 (b)	2,000,000	1,835,600
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	1,000,000	839,060
5.557%, SOFR + 1.990%, 07/25/34 (a)(b)	1,500,000	1,421,415
5.606%, 01/15/44	2,200,000	1,954,304
Westpac Banking Corp. 2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,272,688

		108,503,965

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	1,165,000	956,185
5.550%, 01/23/49	1,900,000	1,824,627

BHFTII-156

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Co. 1.650%, 06/01/30 (b)	2,400,000	$1,920,816
Diageo Capital PLC 2.375%, 10/24/29 (b)	1,400,000	1,184,792
Keurig Dr Pepper, Inc. 4.597%, 05/25/28 (b)	1,200,000	1,153,272
PepsiCo, Inc. 2.750%, 03/19/30 (b)	800,000	691,768
4.450%, 04/14/46 (b)	1,300,000	1,124,981

		8,856,441

Biotechnology—0.3%
Amgen, Inc. 2.000%, 01/15/32 (b)	1,600,000	1,211,120
4.663%, 06/15/51	1,000,000	808,240
5.650%, 03/02/53	2,000,000	1,869,360
Biogen, Inc. 4.050%, 09/15/25	300,000	289,662
Gilead Sciences, Inc. 3.650%, 03/01/26	2,000,000	1,914,240

		6,092,622

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27	2,000,000	1,800,900
Trane Technologies Luxembourg Finance SA 3.800%, 03/21/29 (b)	1,000,000	921,750

		2,722,650

Chemicals—0.3%
Dow Chemical Co. 4.375%, 11/15/42 (b)	1,000,000	780,620
9.400%, 05/15/39	650,000	822,049
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,000,000	916,780
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	1,032,178
Nutrien Ltd. 4.200%, 04/01/29 (b)	1,000,000	926,380
Sherwin-Williams Co. 3.450%, 06/01/27 (b)	1,800,000	1,675,332
Westlake Corp. 3.125%, 08/15/51	500,000	288,060

		6,441,399

Commercial Services—0.3%
Global Payments, Inc. 2.900%, 05/15/30 (b)	900,000	735,516
Massachusetts Institute of Technology 2.294%, 07/01/51	1,200,000	674,304
PayPal Holdings, Inc. 2.850%, 10/01/29 (b)	2,000,000	1,734,200
S&P Global, Inc. 2.300%, 08/15/60	800,000	393,280

Commercial Services—(Continued)
Yale University 2.402%, 04/15/50	2,000,000	1,161,440

		4,698,740

Computers—0.6%
Apple, Inc. 2.550%, 08/20/60 (b)	1,000,000	572,140
2.650%, 02/08/51	1,500,000	910,050
3.350%, 08/08/32	2,300,000	2,026,576
Dell International LLC/EMC Corp. 5.300%, 10/01/29	1,800,000	1,746,414
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,374,100
HP, Inc. 4.000%, 04/15/29 (b)	1,000,000	912,990
International Business Machines Corp. 3.300%, 05/15/26 (b)	1,900,000	1,799,129
4.000%, 06/20/42 (b)	1,200,000	930,876

		10,272,275

Cosmetics/Personal Care—0.2%
Estee Lauder Cos., Inc. 1.950%, 03/15/31 (b)	1,100,000	861,707
Kenvue, Inc. 5.050%, 03/22/53 (144A) (b)	1,000,000	906,050
Procter & Gamble Co. 3.550%, 03/25/40	900,000	726,858
Unilever Capital Corp. 2.900%, 05/05/27 (b)	1,500,000	1,381,875

		3,876,490

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, 01/30/32 (b)	1,000,000	796,110
3.650%, 07/21/27 (b)	1,900,000	1,725,409
Air Lease Corp. 2.875%, 01/15/26	900,000	836,991
American Express Co. 3.300%, 05/03/27 (b)	3,000,000	2,761,800
Capital One Financial Corp. 3.800%, 01/31/28 (b)	1,800,000	1,620,018
Charles Schwab Corp. 4.625%, 03/22/30 (b)	900,000	841,221
Intercontinental Exchange, Inc. 3.000%, 06/15/50	1,000,000	616,910
3.750%, 12/01/25 (b)	1,000,000	961,330
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,519,732
Nasdaq, Inc. 3.950%, 03/07/52 (b)	700,000	488,110
Nomura Holdings, Inc. 2.679%, 07/16/30 (b)	1,000,000	792,310
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,340,624

		15,300,565

BHFTII-157

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.0%
Appalachian Power Co. 3.700%, 05/01/50 (b)	900,000	$603,585
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,300,000	1,064,765
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a)(b)	1,500,000	1,285,650
Commonwealth Edison Co. 3.000%, 03/01/50	900,000	553,590
Connecticut Light & Power Co. 4.000%, 04/01/48 (b)	1,000,000	762,130
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43 (b)	2,070,000	1,554,343
Constellation Energy Generation LLC 5.600%, 03/01/28 (b)	1,000,000	993,980
Dominion Energy, Inc. 3.900%, 10/01/25	1,900,000	1,829,225
4.600%, 03/15/49 (b)	800,000	622,640
DTE Electric Co. 3.700%, 03/15/45	1,000,000	721,960
Duke Energy Carolinas LLC 3.550%, 03/15/52	1,000,000	681,960
5.300%, 02/15/40	2,000,000	1,853,320
Duke Energy Corp. 2.650%, 09/01/26 (b)	1,000,000	920,710
Entergy Louisiana LLC 4.000%, 03/15/33 (b)	1,000,000	868,470
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,280,505
Exelon Corp. 3.400%, 04/15/26 (b)	1,000,000	947,050
5.625%, 06/15/35	500,000	479,080
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	1,713,566
Georgia Power Co. 4.300%, 03/15/42 (b)	2,000,000	1,601,700
Louisville Gas & Electric Co. 4.250%, 04/01/49	800,000	610,664
MidAmerican Energy Co. 3.650%, 04/15/29 (b)	1,700,000	1,555,041
4.250%, 07/15/49 (b)	1,500,000	1,170,000
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30 (b)	1,800,000	1,479,186
Northern States Power Co. 6.250%, 06/01/36 (b)	1,200,000	1,226,496
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	900,000	570,357
Pacific Gas & Electric Co. 2.500%, 02/01/31	3,000,000	2,278,080
PG&E Wildfire Recovery Funding LLC 4.722%, 06/01/37	160,000	148,211
5.212%, 12/01/47	1,100,000	992,574
Public Service Electric & Gas Co. 1.900%, 08/15/31 (b)	1,600,000	1,237,904
Sempra 3.400%, 02/01/28 (b)	1,100,000	1,000,626

Electric—(Continued)
Southern California Edison Co. 3.650%, 03/01/28 (b)	900,000	828,270
4.000%, 04/01/47 (b)	1,000,000	724,050
Southwestern Electric Power Co. 4.100%, 09/15/28	1,800,000	1,669,680
Union Electric Co. 3.500%, 03/15/29 (b)	1,800,000	1,630,656

		37,460,024

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.200%, 12/21/31 (b)	500,000	397,890

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,663,866

Entertainment—0.0%
Warnermedia Holdings, Inc. 5.141%, 03/15/52 (b)	600,000	445,146

Environmental Control—0.1%
Waste Connections, Inc. 2.200%, 01/15/32 (b)	500,000	384,800
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,654,938

		2,039,738

Food—0.4%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,238,133
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,413,270
Kraft Heinz Foods Co. 5.000%, 07/15/35	1,600,000	1,482,944
Kroger Co. 2.200%, 05/01/30 (b)	1,000,000	799,240
Sysco Corp. 6.600%, 04/01/50	900,000	928,350
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,111,824

		6,973,761

Forest Products & Paper—0.0%
International Paper Co. 4.400%, 08/15/47 (b)	800,000	616,448

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31 (b)	1,100,000	832,029
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,232,880

		2,064,909

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 3.000%, 05/15/32	1,800,000	$1,456,182

Healthcare-Products—0.3%
Abbott Laboratories 4.750%, 11/30/36 (b)	1,300,000	1,229,280
Boston Scientific Corp. 1.900%, 06/01/25 (b)	1,900,000	1,786,171
DH Europe Finance II Sarl 3.250%, 11/15/39	900,000	672,831
Medtronic, Inc. 4.625%, 03/15/45 (b)	933,000	817,541
Stryker Corp. 1.150%, 06/15/25 (b)	1,000,000	927,190

		5,433,013

Healthcare-Services—0.7%
Centene Corp. 2.500%, 03/01/31 (b)	300,000	230,691
CommonSpirit Health 3.910%, 10/01/50	1,500,000	1,058,550
Elevance Health, Inc. 5.850%, 01/15/36	1,800,000	1,752,966
HCA, Inc. 4.125%, 06/15/29	1,800,000	1,627,200
5.900%, 06/01/53 (b)	1,000,000	896,430
Humana, Inc. 4.875%, 04/01/30 (b)	800,000	757,008
Kaiser Foundation Hospitals 3.002%, 06/01/51 (b)	1,000,000	623,820
Laboratory Corp. of America Holdings 3.600%, 02/01/25 (b)	500,000	484,105
UnitedHealth Group, Inc. 3.500%, 08/15/39 (b)	900,000	691,101
3.750%, 07/15/25 (b)	2,600,000	2,528,916
4.250%, 06/15/48	1,000,000	794,720
4.950%, 05/15/62	1,300,000	1,117,870

		12,563,377

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27	1,300,000	1,251,289

Household Products/Wares—0.1%
Kimberly-Clark Corp. 3.100%, 03/26/30 (b)	1,100,000	965,822

Insurance—0.7%
Allstate Corp. 1.450%, 12/15/30 (b)	1,100,000	817,542
American International Group, Inc. 3.400%, 06/30/30 (b)	800,000	685,312
Aon Corp./Aon Global Holdings PLC 5.350%, 02/28/33	1,000,000	957,860

Insurance—(Continued)
AXA SA 8.600%, 12/15/30	1,165,000	1,365,508
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	1,700,000	1,383,987
Berkshire Hathaway, Inc. 3.125%, 03/15/26	1,500,000	1,430,325
Chubb Corp. 6.000%, 05/11/37	865,000	879,506
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	760,711
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	1,000,000	958,920
Principal Financial Group, Inc. 3.100%, 11/15/26 (b)	1,000,000	924,980
Prudential Financial, Inc. 2.100%, 03/10/30 (b)	2,000,000	1,637,020
5.700%, 12/14/36 (b)	1,525,000	1,513,257
Travelers Cos., Inc. 3.050%, 06/08/51	800,000	509,624

		13,824,552

Internet—0.5%
Alibaba Group Holding Ltd. 4.200%, 12/06/47	1,400,000	979,146
Alphabet, Inc. 2.050%, 08/15/50	1,100,000	600,985
Amazon.com, Inc. 3.100%, 05/12/51 (b)	1,000,000	659,220
3.150%, 08/22/27 (b)	1,000,000	929,560
3.800%, 12/05/24 (b)	1,800,000	1,764,720
3.875%, 08/22/37	1,900,000	1,618,325
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,395,450
Meta Platforms, Inc. 4.950%, 05/15/33 (b)	1,500,000	1,438,110

		9,385,516

Investment Companies—0.1%
Ares Capital Corp. 4.250%, 03/01/25 (b)	900,000	865,485
Blue Owl Capital Corp. 3.400%, 07/15/26	400,000	358,652

		1,224,137

Iron/Steel—0.0%
Vale Overseas Ltd. 6.875%, 11/21/36 (b)	528,000	530,186

Lodging—0.0%
Marriott International, Inc. 2.850%, 04/15/31 (b)	1,100,000	884,510

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,196,625

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.1%
John Deere Capital Corp. 2.000%, 06/17/31 (b)	1,000,000	$790,200
4.050%, 09/08/25 (b)	2,000,000	1,952,880

		2,743,080

Media—0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.850%, 04/01/61	3,300,000	1,837,242
6.484%, 10/23/45	900,000	784,962
Comcast Corp. 3.150%, 03/01/26 (b)	2,000,000	1,899,040
3.969%, 11/01/47	900,000	669,285
4.650%, 07/15/42	1,670,000	1,406,274
5.650%, 06/15/35	1,500,000	1,479,510
Discovery Communications LLC 3.950%, 03/20/28 (b)	1,100,000	1,002,056
4.000%, 09/15/55	1,481,000	886,749
Fox Corp. 5.576%, 01/25/49	1,000,000	833,510
Paramount Global 4.375%, 03/15/43 (b)	1,500,000	966,315
Time Warner Cable LLC 6.550%, 05/01/37	100,000	90,685
TWDC Enterprises 18 Corp. 2.950%, 06/15/27	2,000,000	1,858,580
Walt Disney Co. 3.600%, 01/13/51 (b)	1,000,000	694,990
6.550%, 03/15/33 (b)	950,000	1,002,031

		15,411,229

Mining—0.2%
Newmont Corp. 6.250%, 10/01/39 (b)	1,800,000	1,791,936
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	1,782,798

		3,574,734

Miscellaneous Manufacturing—0.2%
3M Co. 4.000%, 09/14/48	900,000	675,828
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35 (b)	1,459,000	1,305,382
General Electric Co. 7.500%, 08/21/35	100,000	111,003
Parker-Hannifin Corp. 3.250%, 06/14/29 (b)	900,000	799,218

		2,891,431

Multi-National—1.3%
Asian Development Bank 1.500%, 03/04/31 (b)	2,000,000	1,598,860
1.750%, 09/19/29	900,000	764,163
2.625%, 01/30/24	2,200,000	2,179,320

Multi-National—(Continued)
Asian Infrastructure Investment Bank 0.500%, 05/28/25 (b)	1,000,000	922,320
European Bank for Reconstruction & Development 0.500%, 05/19/25 (b)	1,300,000	1,202,487
European Investment Bank 0.375%, 03/26/26 (b)	2,000,000	1,788,440
1.875%, 02/10/25	1,000,000	954,070
3.625%, 07/15/30 (b)	1,000,000	935,300
4.875%, 02/15/36 (b)	1,100,000	1,104,125
Inter-American Development Bank 2.125%, 01/15/25 (b)	2,000,000	1,917,560
2.250%, 06/18/29	1,400,000	1,227,660
2.375%, 07/07/27	1,500,000	1,378,920
7.000%, 06/15/25	200,000	204,776
International Bank for Reconstruction & Development 0.500%, 10/28/25	2,000,000	1,821,240
1.625%, 11/03/31	2,600,000	2,077,712
2.125%, 03/03/25	2,000,000	1,911,260
2.500%, 07/29/25	2,000,000	1,907,520
3.125%, 06/15/27	1,100,000	1,037,520

		24,933,253

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp. 4.250%, 04/01/28 (b)	1,100,000	1,003,365

Oil & Gas—0.9%
BP Capital Markets America, Inc. 2.721%, 01/12/32 (b)	1,000,000	811,450
3.000%, 02/24/50	1,000,000	623,340
Canadian Natural Resources Ltd. 6.250%, 03/15/38 (b)	1,800,000	1,737,972
Chevron Corp. 2.954%, 05/16/26 (b)	1,500,000	1,417,320
ConocoPhillips Co. 5.300%, 05/15/53 (b)	1,000,000	917,190
6.950%, 04/15/29 (b)	700,000	755,727
Equinor ASA 3.250%, 11/10/24 (b)	1,100,000	1,071,686
Exxon Mobil Corp. 4.114%, 03/01/46 (b)	1,600,000	1,279,296
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	970,060
Marathon Petroleum Corp. 4.700%, 05/01/25 (b)	600,000	587,616
Occidental Petroleum Corp. 6.450%, 09/15/36 (b)	1,000,000	982,070
Phillips 66 4.875%, 11/15/44	1,000,000	854,320
Shell International Finance BV 2.375%, 11/07/29 (b)	2,000,000	1,702,600
3.250%, 04/06/50 (b)	900,000	597,384
TotalEnergies Capital International SA 3.127%, 05/29/50	900,000	585,522

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Valero Energy Corp. 3.400%, 09/15/26 (b)	1,000,000	$941,070

		15,834,623

Oil & Gas Services—0.1%
Halliburton Co. 5.000%, 11/15/45 (b)	1,200,000	1,014,360

Packaging & Containers—0.0%
WRKCo, Inc. 3.000%, 06/15/33 (b)	600,000	469,734

Pharmaceuticals—1.5%
AbbVie, Inc. 3.800%, 03/15/25 (b)	400,000	388,844
4.050%, 11/21/39	1,300,000	1,061,346
4.400%, 11/06/42	2,200,000	1,821,710
AstraZeneca PLC 4.000%, 09/18/42	1,200,000	974,340
Becton Dickinson & Co. 4.669%, 06/06/47 (b)	2,000,000	1,661,800
Bristol-Myers Squibb Co. 3.400%, 07/26/29 (b)	1,000,000	906,150
3.700%, 03/15/52 (b)	1,300,000	929,136
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	1,800,000	1,659,582
Cigna Group 2.375%, 03/15/31 (b)	1,500,000	1,196,235
4.500%, 02/25/26	1,200,000	1,166,700
6.125%, 11/15/41	313,000	308,249
CVS Health Corp. 4.300%, 03/25/28 (b)	544,000	514,455
4.780%, 03/25/38	1,500,000	1,290,630
5.050%, 03/25/48	1,500,000	1,246,155
5.125%, 07/20/45	900,000	757,080
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	1,000,000	946,070
Johnson & Johnson 3.700%, 03/01/46 (b)	1,000,000	776,540
5.950%, 08/15/37	910,000	961,925
Merck & Co., Inc. 6.550%, 09/15/37 (b)	1,000,000	1,078,320
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	310,161
Novartis Capital Corp. 2.200%, 08/14/30 (b)	1,900,000	1,574,720
Pfizer Investment Enterprises Pte. Ltd. 5.340%, 05/19/63	2,000,000	1,827,240
Pfizer, Inc. 3.600%, 09/15/28 (b)	2,100,000	1,963,542
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	1,868,060

		27,188,990

Pipelines—0.8%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	239,745

Pipelines—(Continued)
Enbridge Energy Partners LP 5.875%, 10/15/25 (b)	2,000,000	1,999,140
Energy Transfer LP 5.150%, 03/15/45 (b)	2,600,000	2,083,094
Enterprise Products Operating LLC 3.200%, 02/15/52	1,100,000	701,668
3.950%, 02/15/27 (b)	1,300,000	1,235,585
Kinder Morgan Energy Partners LP 6.500%, 02/01/37	2,000,000	1,949,640
MPLX LP 5.200%, 03/01/47 (b)	1,000,000	814,730
ONEOK, Inc. 3.100%, 03/15/30 (b)	1,100,000	920,700
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,600,000	1,596,928
TransCanada PipeLines Ltd. 6.200%, 10/15/37	1,800,000	1,756,080
Western Midstream Operating LP 4.050%, 02/01/30 (b)	1,100,000	959,376
Williams Cos., Inc. 3.750%, 06/15/27	1,500,000	1,395,420

		15,652,106

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc. 3.550%, 03/15/52	1,100,000	694,837
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	1,000,000	817,250
Boston Properties LP 3.200%, 01/15/25 (b)	1,400,000	1,340,878
Brixmor Operating Partnership LP 4.050%, 07/01/30 (b)	900,000	785,889
Crown Castle, Inc. 3.800%, 02/15/28 (b)	1,500,000	1,374,990
Digital Realty Trust LP 3.700%, 08/15/27 (b)	1,500,000	1,384,725
Equinix, Inc. 3.200%, 11/18/29	700,000	598,010
ERP Operating LP 3.000%, 07/01/29 (b)	1,000,000	872,250
Essex Portfolio LP 3.000%, 01/15/30 (b)	1,000,000	829,970
Healthpeak OP LLC 3.500%, 07/15/29	900,000	792,837
NNN REIT, Inc. 2.500%, 04/15/30 (b)	1,000,000	814,750
Prologis LP 3.375%, 12/15/27 (b)	500,000	459,180
Public Storage Operating Co. 3.094%, 09/15/27	500,000	460,680
Simon Property Group LP 3.300%, 01/15/26 (b)	2,800,000	2,656,556
Sun Communities Operating LP 5.700%, 01/15/33 (b)	700,000	660,555

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Welltower OP LLC 4.000%, 06/01/25 (b)	1,500,000	$1,448,880

		15,992,237

Retail—0.6%
Home Depot, Inc. 3.000%, 04/01/26 (b)	1,800,000	1,705,356
4.250%, 04/01/46 (b)	2,000,000	1,599,720
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,104,330
4.250%, 04/01/52	1,100,000	811,745
McDonald’s Corp. 4.875%, 12/09/45 (b)	1,500,000	1,294,935
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	903,780
Target Corp. 2.650%, 09/15/30 (b)	1,400,000	1,180,270
Walmart, Inc. 3.900%, 09/09/25 (b)	1,000,000	974,670
4.050%, 06/29/48 (b)	900,000	738,135
5.250%, 09/01/35	935,000	934,551

		11,247,492

Semiconductors—0.5%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	1,600,000	1,166,064
4.300%, 11/15/32 (b)	1,700,000	1,482,791
Intel Corp. 4.750%, 03/25/50 (b)	1,800,000	1,483,578
4.900%, 08/05/52 (b)	1,000,000	839,330
NVIDIA Corp. 2.850%, 04/01/30 (b)	1,100,000	957,792
QUALCOMM, Inc. 1.650%, 05/20/32	2,333,000	1,742,448
Texas Instruments, Inc. 2.250%, 09/04/29 (b)	1,000,000	851,460

		8,523,463

Software—0.7%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	895,290
Microsoft Corp.
3.125%, 11/03/25 (b)	2,600,000	2,490,150
4.250%, 02/06/47 (b)	2,000,000	1,736,920
Oracle Corp. 2.875%, 03/25/31 (b)	3,000,000	2,450,640
2.950%, 11/15/24 (b)	2,300,000	2,228,447
2.950%, 04/01/30	1,200,000	1,007,808
3.850%, 04/01/60	2,100,000	1,338,582
Salesforce, Inc. 2.900%, 07/15/51 (b)	1,000,000	623,970

		12,771,807

Telecommunications—1.2%
America Movil SAB de CV 2.875%, 05/07/30	1,000,000	836,820

Telecommunications—(Continued)
AT&T, Inc. 3.500%, 09/15/53	1,221,000	754,407
3.650%, 09/15/59	2,686,000	1,632,363
4.100%, 02/15/28 (b)	1,687,000	1,575,034
5.150%, 11/15/46 (b)	1,308,000	1,089,459
7.125%, 12/15/31	100,000	102,696
Cisco Systems, Inc. 5.500%, 01/15/40	1,000,000	982,810
Deutsche Telekom International Finance BV 8.750%, 06/15/30	1,000,000	1,145,110
Orange SA 5.500%, 02/06/44 (b)	500,000	460,240
Rogers Communications, Inc. 2.900%, 11/15/26 (b)	1,100,000	1,003,794
Sprint LLC 7.625%, 03/01/26 (b)	900,000	925,965
T-Mobile USA, Inc. 2.550%, 02/15/31	2,200,000	1,751,222
3.300%, 02/15/51	1,500,000	931,290
4.750%, 02/01/28 (b)	1,000,000	958,780
Telefonica Emisiones SA 4.103%, 03/08/27	900,000	847,863
Verizon Communications, Inc. 2.875%, 11/20/50	1,900,000	1,092,747
3.376%, 02/15/25 (b)	1,078,000	1,043,062
3.550%, 03/22/51 (b)	1,000,000	658,380
4.812%, 03/15/39 (b)	1,927,000	1,658,839
Vodafone Group PLC 6.150%, 02/27/37	2,170,000	2,133,305

		21,584,186

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45 (b)	1,900,000	1,508,581
Canadian National Railway Co. 4.450%, 01/20/49 (b)	400,000	329,892
Canadian Pacific Railway Co. 2.450%, 12/02/31 (b)	1,100,000	949,707
CSX Corp. 6.150%, 05/01/37	800,000	818,424
FedEx Corp. 4.550%, 04/01/46	1,000,000	791,490
Norfolk Southern Corp. 2.550%, 11/01/29	1,000,000	843,160
5.590%, 05/17/25 (b)	28,000	27,862
Union Pacific Corp. 2.891%, 04/06/36 (b)	1,200,000	902,916
3.250%, 02/05/50 (b)	1,300,000	868,920
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,529,664

		8,570,616

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	837,414

Total Corporate Bonds & Notes (Cost $560,235,524)		482,022,798

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Foreign Government—1.5%

Security Description	Principal Amount*	Value

Provincial—0.3%
Province of Alberta 1.000%, 05/20/25	1,500,000	$1,396,770
Province of British Columbia 1.300%, 01/29/31 (b)	1,000,000	781,620
Province of Ontario 3.050%, 01/29/24	1,000,000	991,640
Province of Quebec 2.500%, 04/20/26 (b)	2,000,000	1,876,760

		5,046,790

Sovereign—1.2%
Canada Government International Bond 1.625%, 01/22/25	1,000,000	953,060
Chile Government International Bonds 3.100%, 01/22/61 (b)	1,200,000	682,500
3.500%, 01/25/50 (b)	1,000,000	667,140
Export-Import Bank of Korea 2.875%, 01/21/25	1,400,000	1,352,708
Indonesia Government International Bonds 3.050%, 03/12/51	1,100,000	713,185
3.850%, 10/15/30	700,000	627,508
Israel Government International Bond 4.125%, 01/17/48 (b)	1,000,000	764,120
Japan Bank for International Cooperation 2.500%, 05/23/24 (b)	1,900,000	1,861,506
4.625%, 07/19/28 (b)	1,600,000	1,571,584
Mexico Government International Bonds 4.600%, 01/23/46	1,100,000	811,525
4.750%, 03/08/44 (b)	900,000	690,075
5.750%, 10/12/10 (b)	1,000,000	794,780
6.750%, 09/27/34	1,050,000	1,061,235
Panama Government International Bonds 3.875%, 03/17/28 (b)	900,000	827,874
4.500%, 05/15/47	1,400,000	984,662
Peru Government International Bond 8.750%, 11/21/33	1,450,000	1,725,616
Philippines Government International Bonds 3.950%, 01/20/40	1,100,000	871,431
5.000%, 01/13/37	1,740,000	1,619,383
Republic of Italy Government International Bond 2.875%, 10/17/29	2,000,000	1,713,160
Republic of Poland Government International Bond 3.250%, 04/06/26	1,000,000	950,040
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	925,490
Uruguay Government International Bond 4.375%, 10/27/27	900,000	888,408

		23,056,990

Total Foreign Government (Cost $33,360,281)		28,103,780

Mortgage-Backed Securities—0.8%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.8%
BANK 2.556%, 05/15/64	2,000,000	1,589,911
2.758%, 09/15/62	378,391	313,237
4.407%, 11/15/61 (a)	881,000	820,131
6.260%, 04/15/56 (a)	1,000,000	999,908
BBCMS Mortgage Trust 3.662%, 04/15/55 (a)	2,230,000	1,894,567
Benchmark Mortgage Trust 3.666%, 01/15/51 (a)	915,000	828,913
CD Mortgage Trust 3.631%, 02/10/50	950,000	856,818
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	787,393	729,920
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,458,645
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	400,000	375,891
3.801%, 08/15/48	461,015	439,915
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	1,350,000	1,263,255
3.635%, 10/15/48	1,547,000	1,464,656
3.732%, 05/15/48	750,000	715,084
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	1,894,727

Total Mortgage-Backed Securities (Cost $17,987,963)		15,645,578

Municipals—0.5%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	338,663
Los Angeles Unified School District 6.758%, 07/01/34	660,000	713,303
Municipal Electric Authority of Georgia 6.637%, 04/01/57	1,902,000	2,021,178
New Jersey Turnpike Authority 7.414%, 01/01/40	1,700,000	1,976,755
New York City Municipal Water Finance Authority 5.440%, 06/15/43	300,000	289,692
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,235,723
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	634,438
State of California, General Obligation Unlimited 7.300%, 10/01/39	1,200,000	1,360,342
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,167,628
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41	450,000	429,659

Total Municipals (Cost $12,259,746)		10,167,381

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—0.4%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
CarMax Auto Owner Trust 0.740%, 01/15/27	1,085,000	$984,406
2.030%, 06/16/25	903,000	892,994
Honda Auto Receivables Owner Trust 1.090%, 10/15/26	1,457,831	1,455,523

		3,332,923

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust 2.060%, 08/15/28	1,865,000	1,701,055
4.420%, 05/15/28	2,000,000	1,951,223

		3,652,278

Asset-Backed - Other—0.1%
CNH Equipment Trust 1.160%, 06/16/25	22,889	22,761
John Deere Owner Trust 0.510%, 11/15/24	3,521	3,513
Verizon Master Trust 0.990%, 04/20/28	1,000,000	949,608

		975,882

Total Asset-Backed Securities (Cost $8,351,683)		7,961,083

Short-Term Investment—0.2%

U.S. Treasury—0.2%
U.S. Treasury Bill 3.557%, 10/03/23 (c)	3,400,000	3,399,503

Total Short-Term Investments (Cost $3,399,006)		3,399,503

Securities Lending Reinvestments(d)—15.3%

Certificates of Deposit—5.4%
Bank of America N.A. 5.660%, SOFR + 0.340%, 03/08/24 (a)	2,000,000	2,000,170
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (a)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (a)	1,000,000	1,000,643
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (a)	5,000,000	5,000,360
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (a)	5,000,000	4,999,760
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (a)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (a)	5,000,000	5,000,490
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (a)	3,000,000	3,000,225
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	5,000,000	5,000,665
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (a)	7,000,000	6,999,384

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	2,000,000	1,994,100
Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (a)	5,000,000	5,000,245
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	1,000,000	997,200
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (a)	5,000,000	5,000,760
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (a)	6,000,000	6,000,876
Royal Bank of Canada 5.710%, FEDEFF PRV + 0.380%, 11/27/23 (a)	4,000,000	4,001,008
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (a)	5,000,000	5,003,850
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (a)	3,000,000	3,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (a)	4,000,000	4,000,212
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (a)	5,000,000	5,000,525
5.840%, SOFR + 0.520%, 04/19/24 (a)	6,000,000	6,003,630
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (a)	5,000,000	5,002,900
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (a)	5,000,000	5,000,475
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (a)	5,000,000	5,001,800

		99,007,420

Commercial Paper—0.8%
ING U.S. Funding LLC 5.800%, SOFR + 0.480%, 06/13/24 (a)	3,000,000	2,999,985
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (a)	5,000,000	5,001,350
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (a)	7,000,000	7,000,000

		15,001,335

Repurchase Agreements—5.4%
Barclays Bank plc Repurchase Agreement dated 09/29/23 at 5.670%, due on 01/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,143,961.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $6,206,594; collateralized by U.S. Treasury Obligations with rates ranging from 0.250%—5.403%, maturity dates ranging from 01/31/24—10/31/25, and various Common Stock with an aggregate market value of $6,324,153.	6,200,000	6,200,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $6,180,992; collateralized by U.S. Treasury Obligations with rates ranging from 2.000%—2.875%, maturity dates ranging from 02/15/25—05/15/49, and various Common Stock with an aggregate market value of $6,377,828.	6,000,000	6,000,000

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments(d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $17,565,488; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.500%, maturity dates ranging from 10/12/23—02/15/50, and an aggregate market value of $17,908,889.	17,557,734	$17,557,734
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.625%—3.875%, maturity dates ranging from 01/15/26—11/15/41, and an aggregate market value of $2,049,559.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $8,709,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.000%, maturity dates ranging from 10/12/23—02/15/32, and an aggregate market value of $8,915,582.	8,700,000	8,700,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $35,037,090; collateralized by various Common Stock with an aggregate market value of $39,059,558.	35,000,000	35,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $8,043,478; collateralized by various Common Stock with an aggregate market value of $8,890,269.	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $2,000,890; collateralized by U.S. Treasury Obligations with rates ranging from 0.375%—5.403%, maturity dates ranging from 01/31/24—02/15/37, and an aggregate market value of $2,044,843.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $600,271; collateralized by various Common Stock with an aggregate market value of $667,811.	600,000	600,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $3,361,518; collateralized by various Common Stock with an aggregate market value of $3,697,672.	3,360,000	3,360,000

		99,417,734

Time Deposit—0.3%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (a)	5,000,000	5,000,000

Mutual Funds—3.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (e)	15,000,000	15,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (e)	1,010,185	1,010,185
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (e)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (e)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (e)	2,950,000	2,950,000

		61,960,185

Total Securities Lending Reinvestments (Cost $280,368,990)		280,386,674

Total Investments—114.6% (Cost $2,439,359,274)		2,115,625,965
Other assets and liabilities (net)—(14.6)%		(269,905,700)

Net Assets—100.0%		$1,845,720,265

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $306,818,047 and the collateral received consisted of cash in the amount of $280,328,869 and non-cash collateral with a value of $45,646,012. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $2,072,114, which is 0.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Overnight Financing Rate
Other Abbreviations
(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,287,939,168	$—	$1,287,939,168
Total Corporate Bonds & Notes*	—	482,022,798	—	482,022,798
Total Foreign Government*	—	28,103,780	—	28,103,780
Total Mortgage-Backed Securities*	—	15,645,578	—	15,645,578
Total Municipals*	—	10,167,381	—	10,167,381
Total Asset-Backed Securities*	—	7,961,083	—	7,961,083
Total Short-Term Investment*	—	3,399,503	—	3,399,503
Securities Lending Reinvestments
Certificates of Deposit	—	99,007,420	—	99,007,420
Commercial Paper	—	15,001,335	—	15,001,335
Repurchase Agreements	—	99,417,734	—	99,417,734
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	61,960,185	—	—	61,960,185
Total Securities Lending Reinvestments	61,960,185	218,426,489	—	280,386,674
Total Investments	$61,960,185	$2,053,665,780	$—	$2,115,625,965

Collateral for Securities Loaned (Liability)	$—	$(280,328,869)	$—	$(280,328,869)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-167

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
BWX Technologies, Inc.	37,200	$2,789,256
Curtiss-Wright Corp.	15,579	3,047,720
Hexcel Corp.	34,353	2,237,754
Woodward, Inc.	24,573	3,053,441

		11,128,171

Air Freight & Logistics—0.3%
GXO Logistics, Inc. (a)	48,373	2,837,076

Automobile Components—1.6%
Adient PLC (a)	38,091	1,397,940
Autoliv, Inc.	30,904	2,981,618
Fox Factory Holding Corp. (a) (b)	17,232	1,707,346
Gentex Corp.	94,942	3,089,413
Goodyear Tire & Rubber Co. (a)	115,294	1,433,104
Lear Corp.	23,893	3,206,441
Visteon Corp. (a)	11,469	1,583,525

		15,399,387

Automobiles—0.4%
Harley-Davidson, Inc.	52,439	1,733,633
Thor Industries, Inc. (b)	21,681	2,062,514

		3,796,147

Banks—4.9%
Associated Banc-Corp.	61,381	1,050,229
Bank OZK	42,796	1,586,448
Cadence Bank (b)	74,274	1,576,094
Columbia Banking System, Inc.	84,829	1,722,029
Commerce Bancshares, Inc. (b)	46,152	2,214,373
Cullen/Frost Bankers, Inc.	26,080	2,378,757
East West Bancorp, Inc.	57,543	3,033,091
First Financial Bankshares, Inc. (b)	52,249	1,312,495
First Horizon Corp.	227,232	2,504,097
FNB Corp.	145,938	1,574,671
Glacier Bancorp, Inc.	45,094	1,285,179
Hancock Whitney Corp.	35,028	1,295,686
Home BancShares, Inc. (b)	76,625	1,604,527
International Bancshares Corp.	21,703	940,608
New York Community Bancorp, Inc. (b)	293,841	3,332,157
Old National Bancorp	119,000	1,730,260
Pinnacle Financial Partners, Inc.	31,219	2,092,922
Prosperity Bancshares, Inc.	38,118	2,080,480
SouthState Corp. (b)	30,912	2,082,232
Synovus Financial Corp.	59,448	1,652,654
Texas Capital Bancshares, Inc. (a)	19,522	1,149,846
UMB Financial Corp.	17,760	1,102,008
United Bankshares, Inc.	54,880	1,514,139
Valley National Bancorp (b)	173,428	1,484,544
Webster Financial Corp. (b)	70,465	2,840,444
Wintrust Financial Corp.	24,896	1,879,648

		47,019,618

Beverages—0.6%
Boston Beer Co., Inc. - Class A (a)	3,845	1,497,743
Celsius Holdings, Inc. (a)	20,015	3,434,574

Beverages—(Continued)
Coca-Cola Consolidated, Inc.	1,907	1,213,462

		6,145,779

Biotechnology—1.6%
Arrowhead Pharmaceuticals, Inc. (a)	43,597	1,171,451
Exelixis, Inc. (a)	129,490	2,829,357
Halozyme Therapeutics, Inc. (a)	53,654	2,049,583
Neurocrine Biosciences, Inc. (a)	39,717	4,468,163
United Therapeutics Corp. (a)	19,089	4,311,632

		14,830,186

Broadline Retail—0.5%
Kohl’s Corp. (b)	44,979	942,760
Macy’s, Inc. (b)	110,842	1,286,876
Nordstrom, Inc. (b)	39,409	588,770
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	25,134	1,939,842

		4,758,248

Building Products—3.8%
Advanced Drainage Systems, Inc. (b)	28,165	3,206,022
Builders FirstSource, Inc. (a)	50,855	6,330,939
Carlisle Cos., Inc.	20,303	5,263,756
Fortune Brands Innovations, Inc.	51,608	3,207,953
Lennox International, Inc.	13,000	4,867,720
Owens Corning	36,537	4,984,012
Simpson Manufacturing Co., Inc.	17,356	2,600,102
Trex Co., Inc. (a) (b)	44,154	2,721,211
UFP Industries, Inc.	25,161	2,576,487

		35,758,202

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	14,254	1,857,866
Evercore, Inc. - Class A	14,178	1,954,863
Federated Hermes, Inc.	35,907	1,216,170
Interactive Brokers Group, Inc. - Class A (b)	43,507	3,765,966
Janus Henderson Group PLC (b)	53,900	1,391,698
Jefferies Financial Group, Inc.	71,880	2,632,964
Morningstar, Inc.	10,583	2,478,962
SEI Investments Co.	40,912	2,464,130
Stifel Financial Corp. (b)	42,481	2,610,033

		20,372,652

Chemicals—2.1%
Ashland, Inc.	20,840	1,702,211
Avient Corp.	37,044	1,308,394
Axalta Coating Systems Ltd. (a)	90,169	2,425,546
Cabot Corp. (b)	22,750	1,575,893
Chemours Co.	60,225	1,689,311
NewMarket Corp.	2,808	1,277,752
Olin Corp.	51,175	2,557,727
RPM International, Inc.	52,487	4,976,292
Scotts Miracle-Gro Co. (b)	16,901	873,444
Westlake Corp. (b)	12,983	1,618,591

		20,005,161

BHFTII-168

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—1.3%
Brink’s Co.	18,882	$1,371,589
Clean Harbors, Inc. (a)	20,483	3,428,035
MSA Safety, Inc.	15,025	2,368,691
Stericycle, Inc. (a) (b)	37,630	1,682,437
Tetra Tech, Inc.	21,656	3,292,362

		12,143,114

Communications Equipment—0.6%
Calix, Inc. (a)	24,006	1,100,435
Ciena Corp. (a)	60,803	2,873,550
Lumentum Holdings, Inc. (a) (b)	27,941	1,262,374

		5,236,359

Construction & Engineering—1.7%
AECOM	56,422	4,685,283
EMCOR Group, Inc.	19,171	4,033,387
Fluor Corp. (a)	58,309	2,139,940
MasTec, Inc. (a) (b)	24,584	1,769,310
MDU Resources Group, Inc.	82,822	1,621,655
Valmont Industries, Inc.	8,547	2,053,075

		16,302,650

Construction Materials—0.4%
Eagle Materials, Inc.	14,411	2,399,720
Knife River Corp. (a) (b)	20,705	1,011,025

		3,410,745

Consumer Finance—0.6%
Ally Financial, Inc.	110,405	2,945,605
FirstCash Holdings, Inc.	15,044	1,510,117
SLM Corp.	91,950	1,252,359

		5,708,081

Consumer Staples Distribution & Retail—1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	54,650	3,900,370
Casey’s General Stores, Inc.	15,207	4,129,005
Grocery Outlet Holding Corp. (a)	40,174	1,159,020
Performance Food Group Co. (a)	63,507	3,738,022
Sprouts Farmers Market, Inc. (a) (b)	41,487	1,775,644
U.S. Foods Holding Corp. (a)	92,385	3,667,684

		18,369,745

Containers & Packaging—1.9%
AptarGroup, Inc.	26,696	3,338,068
Berry Global Group, Inc.	48,033	2,973,723
Crown Holdings, Inc.	49,070	4,341,713
Graphic Packaging Holding Co.	124,947	2,783,819
Greif, Inc. - Class A	10,360	692,152
Silgan Holdings, Inc.	33,984	1,465,050
Sonoco Products Co.	39,840	2,165,304

		17,759,829

Diversified Consumer Services—0.9%
Graham Holdings Co. - Class B	1,499	873,917
Grand Canyon Education, Inc. (a)	12,129	1,417,637

Diversified Consumer Services—(Continued)
H&R Block, Inc. (b)	61,936	2,666,964
Service Corp. International (b)	61,355	3,505,825

		8,464,343

Diversified Telecommunication Services—0.4%
Frontier Communications Parent, Inc. (a) (b)	89,958	1,407,843
Iridium Communications, Inc.	50,860	2,313,621

		3,721,464

Electric Utilities—1.0%
ALLETE, Inc.	23,344	1,232,563
IDACORP, Inc.	20,586	1,927,879
OGE Energy Corp.	81,459	2,715,028
PNM Resources, Inc.	34,910	1,557,335
Portland General Electric Co.	41,116	1,664,376

		9,097,181

Electrical Equipment—2.3%
Acuity Brands, Inc. (b)	12,686	2,160,553
EnerSys	16,692	1,580,232
Hubbell, Inc.	21,813	6,836,412
nVent Electric PLC	67,423	3,572,745
Regal Rexnord Corp.	26,970	3,853,474
Sensata Technologies Holding PLC (b)	61,992	2,344,537
Sunrun, Inc. (a) (b)	88,331	1,109,437
Vicor Corp. (a)	9,124	537,312

		21,994,702

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc. (a)	22,639	2,835,308
Avnet, Inc.	37,173	1,791,367
Belden, Inc.	17,203	1,660,950
Cognex Corp.	70,074	2,973,941
Coherent Corp. (a)	52,927	1,727,537
Crane NXT Co. (b)	19,635	1,091,117
IPG Photonics Corp. (a)	12,137	1,232,391
Jabil, Inc.	53,231	6,754,482
Littelfuse, Inc.	10,124	2,503,868
National Instruments Corp.	53,482	3,188,597
Novanta, Inc. (a)	14,564	2,089,060
TD SYNNEX Corp.	19,447	1,941,977
Vishay Intertechnology, Inc. (b)	51,631	1,276,318
Vontier Corp.	62,934	1,945,919

		33,012,832

Energy Equipment & Services—1.1%
ChampionX Corp. (b)	79,952	2,847,890
NOV, Inc.	160,155	3,347,240
Valaris Ltd. (a)	25,879	1,940,407
Weatherford International PLC (a)	29,314	2,647,934

		10,783,471

Entertainment—0.2%
TKO Group Holdings, Inc. (b)	21,309	1,791,234

BHFTII-169

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Financial Services—1.4%
Essent Group Ltd.	43,513	$2,057,730
Euronet Worldwide, Inc. (a)	19,187	1,523,064
MGIC Investment Corp.	114,824	1,916,413
Voya Financial, Inc. (b)	43,022	2,858,812
Western Union Co.	152,329	2,007,696
WEX, Inc. (a)	17,470	3,285,932

		13,649,647

Food Products—1.2%
Darling Ingredients, Inc. (a) (b)	64,867	3,386,057
Flowers Foods, Inc.	78,211	1,734,720
Ingredion, Inc.	26,900	2,646,960
Lancaster Colony Corp.	8,283	1,366,943
Pilgrim’s Pride Corp. (a)	16,372	373,773
Post Holdings, Inc. (a) (b)	20,666	1,771,903

		11,280,356

Gas Utilities—1.0%
National Fuel Gas Co.	37,344	1,938,527
New Jersey Resources Corp.	39,679	1,612,158
ONE Gas, Inc. (b)	22,552	1,539,851
Southwest Gas Holdings, Inc.	24,419	1,475,152
Spire, Inc.	21,394	1,210,472
UGI Corp.	85,198	1,959,554

		9,735,714

Ground Transportation—2.0%
Avis Budget Group, Inc. (a)	8,036	1,443,989
Hertz Global Holdings, Inc. (a) (b)	54,435	666,829
Knight-Swift Transportation Holdings, Inc.	65,600	3,289,840
Landstar System, Inc.	14,620	2,586,863
Ryder System, Inc.	18,516	1,980,286
Saia, Inc. (a)	10,793	4,302,629
Werner Enterprises, Inc.	25,781	1,004,170
XPO, Inc. (a)	47,165	3,521,339

		18,795,945

Health Care Equipment & Supplies—2.6%
Enovis Corp. (a)	20,185	1,064,355
Envista Holdings Corp. (a)	66,629	1,857,617
Globus Medical, Inc. - Class A (a)	47,734	2,369,993
Haemonetics Corp. (a)	20,625	1,847,587
ICU Medical, Inc. (a)	8,246	981,356
Inari Medical, Inc. (a) (b)	20,760	1,357,704
Integra LifeSciences Holdings Corp. (a)	28,804	1,100,025
Lantheus Holdings, Inc. (a) (b)	27,832	1,933,767
LivaNova PLC (a)	21,915	1,158,865
Masimo Corp. (a) (b)	18,045	1,582,186
Neogen Corp. (a)	80,035	1,483,849
Penumbra, Inc. (a)	15,633	3,781,779
QuidelOrtho Corp. (a)	20,102	1,468,250
Shockwave Medical, Inc. (a)	14,947	2,975,948

		24,963,281

Health Care Providers & Services—2.2%
Acadia Healthcare Co., Inc. (a)	37,487	2,635,711
Amedisys, Inc. (a)	13,272	1,239,605
Chemed Corp.	6,132	3,186,801
Encompass Health Corp.	40,765	2,737,777
HealthEquity, Inc. (a)	34,762	2,539,364
Option Care Health, Inc. (a)	73,158	2,366,661
Patterson Cos., Inc.	34,610	1,025,840
Progyny, Inc. (a)	33,758	1,148,447
R1 RCM, Inc. (a)	80,086	1,206,896
Tenet Healthcare Corp. (a)	41,296	2,720,994

		20,808,096

Health Care REITs—1.0%
Healthcare Realty Trust, Inc.	154,900	2,365,323
Medical Properties Trust, Inc. (b)	243,378	1,326,410
Omega Healthcare Investors, Inc. (b)	99,593	3,302,504
Physicians Realty Trust (b)	96,982	1,182,210
Sabra Health Care REIT, Inc. (b)	94,040	1,310,918

		9,487,365

Health Care Technology—0.1%
Doximity, Inc. - Class A (a)	51,048	1,083,239

Hotel & Resort REITs—0.1%
Park Hotels & Resorts, Inc. (b)	87,741	1,080,969

Hotels, Restaurants & Leisure—3.3%
Aramark	106,173	3,684,203
Boyd Gaming Corp.	28,880	1,756,770
Choice Hotels International, Inc. (b)	10,245	1,255,115
Churchill Downs, Inc.	27,710	3,215,468
Hilton Grand Vacations, Inc. (a)	29,540	1,202,278
Light & Wonder, Inc. (a)	37,059	2,643,419
Marriott Vacations Worldwide Corp.	13,794	1,388,090
Penn Entertainment, Inc. (a) (b)	61,429	1,409,796
Planet Fitness, Inc. - Class A (a)	34,392	1,691,399
Texas Roadhouse, Inc.	27,147	2,608,827
Travel & Leisure Co.	30,066	1,104,324
Vail Resorts, Inc.	15,681	3,479,457
Wendy’s Co.	68,947	1,407,208
Wingstop, Inc.	12,193	2,192,789
Wyndham Hotels & Resorts, Inc.	34,268	2,382,997

		31,422,140

Household Durables—1.6%
Helen of Troy Ltd. (a) (b)	9,801	1,142,405
KB Home	31,606	1,462,726
Leggett & Platt, Inc.	54,172	1,376,510
Taylor Morrison Home Corp. (a) (b)	44,514	1,896,741
Tempur Sealy International, Inc.	70,018	3,034,580
Toll Brothers, Inc.	44,471	3,289,075
TopBuild Corp. (a) (b)	12,916	3,249,666

		15,451,703

BHFTII-170

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.7%
Ormat Technologies, Inc.	21,812	$1,525,095
Vistra Corp.	140,526	4,662,653

		6,187,748

Industrial REITs—1.3%
EastGroup Properties, Inc.	18,465	3,074,976
First Industrial Realty Trust, Inc.	53,789	2,559,819
Rexford Industrial Realty, Inc. (b)	83,963	4,143,574
STAG Industrial, Inc. (b)	73,072	2,521,715

		12,300,084

Insurance—4.6%
American Financial Group, Inc.	26,922	3,006,380
Brighthouse Financial, Inc. (a) (c)	26,640	1,303,762
CNO Financial Group, Inc.	45,957	1,090,560
Erie Indemnity Co. - Class A (b)	10,145	2,980,499
Fidelity National Financial, Inc.	105,162	4,343,190
First American Financial Corp.	41,926	2,368,400
Hanover Insurance Group, Inc.	14,542	1,613,871
Kemper Corp. (b)	24,489	1,029,273
Kinsale Capital Group, Inc. (b)	8,950	3,706,463
Old Republic International Corp.	107,664	2,900,468
Primerica, Inc.	14,547	2,822,263
Reinsurance Group of America, Inc.	26,930	3,909,967
RenaissanceRe Holdings Ltd.	20,817	4,120,101
RLI Corp. (b)	16,319	2,217,589
Selective Insurance Group, Inc.	24,633	2,541,387
Unum Group	74,789	3,678,871

		43,633,044

Interactive Media & Services—0.3%
Ziff Davis, Inc. (a)	18,905	1,204,059
ZoomInfo Technologies, Inc. (a) (b)	124,095	2,035,158

		3,239,217

IT Services—0.6%
GoDaddy, Inc. - Class A (a)	59,710	4,447,201
Kyndryl Holdings, Inc. (a)	93,093	1,405,704

		5,852,905

Leisure Products—1.1%
Brunswick Corp.	28,402	2,243,758
Mattel, Inc. (a)	144,033	3,173,047
Polaris, Inc.	21,673	2,257,026
Topgolf Callaway Brands Corp. (a) (b)	58,125	804,450
YETI Holdings, Inc. (a) (b)	35,276	1,701,009

		10,179,290

Life Sciences Tools & Services—1.0%
Azenta, Inc. (a) (b)	24,465	1,227,898
Bruker Corp.	40,017	2,493,059
Medpace Holdings, Inc. (a)	9,447	2,287,402
Repligen Corp. (a) (b)	21,090	3,353,521

Life Sciences Tools & Services—(Continued)
Sotera Health Co. (a)	40,230	602,646

		9,964,526

Machinery—4.6%
AGCO Corp.	25,278	2,989,882
Chart Industries, Inc. (a) (b)	17,071	2,887,048
Crane Co.	19,858	1,764,185
Donaldson Co., Inc.	49,311	2,940,908
Esab Corp.	23,037	1,617,658
Flowserve Corp.	53,363	2,122,247
Graco, Inc.	68,732	5,009,188
ITT, Inc.	33,391	3,269,313
Lincoln Electric Holdings, Inc.	23,351	4,244,978
Middleby Corp. (a) (b)	21,801	2,790,528
Oshkosh Corp.	26,559	2,534,525
RBC Bearings, Inc. (a)	11,818	2,766,948
Terex Corp.	27,412	1,579,480
Timken Co.	26,582	1,953,511
Toro Co.	42,260	3,511,806
Watts Water Technologies, Inc. - Class A	11,137	1,924,696

		43,906,901

Marine Transportation—0.2%
Kirby Corp. (a)	24,199	2,003,677

Media—0.7%
Cable One, Inc.	1,853	1,140,781
New York Times Co. - Class A	66,521	2,740,665
Nexstar Media Group, Inc.	13,555	1,943,381
TEGNA, Inc.	81,962	1,194,186

		7,019,013

Metals & Mining—2.3%
Alcoa Corp.	72,578	2,109,117
Cleveland-Cliffs, Inc. (a) (b)	206,888	3,233,659
Commercial Metals Co.	47,498	2,346,876
MP Materials Corp. (a) (b)	58,524	1,117,808
Reliance Steel & Aluminum Co.	23,816	6,245,270
Royal Gold, Inc. (b)	26,717	2,840,819
U.S. Steel Corp. (b)	90,682	2,945,351
Worthington Industries, Inc.	12,390	765,950

		21,604,850

Mortgage Real Estate Investment Trusts—0.6%
Annaly Capital Management, Inc. (b)	200,880	3,778,553
Starwood Property Trust, Inc. (b)	120,850	2,338,447

		6,117,000

Multi-Utilities—0.3%
Black Hills Corp.	27,295	1,380,854
NorthWestern Corp.	24,420	1,173,625

		2,554,479

BHFTII-171

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office REITs—0.5%
Corporate Office Properties Trust	45,769	$1,090,675
Cousins Properties, Inc.	61,728	1,257,399
Kilroy Realty Corp.	43,368	1,370,863
Vornado Realty Trust (b)	65,097	1,476,400

		5,195,337

Oil, Gas & Consumable Fuels—4.5%
Antero Midstream Corp. (b)	138,515	1,659,410
Antero Resources Corp. (a) (b)	114,840	2,914,639
Chesapeake Energy Corp. (b)	45,756	3,945,540
Chord Energy Corp.	16,891	2,737,524
Civitas Resources, Inc.	34,702	2,806,351
CNX Resources Corp. (a) (b)	65,670	1,482,829
DT Midstream, Inc. (a)	39,411	2,085,630
Equitrans Midstream Corp.	176,213	1,651,116
HF Sinclair Corp.	59,156	3,367,751
Matador Resources Co.	45,067	2,680,585
Murphy Oil Corp.	60,335	2,736,192
Ovintiv, Inc.	103,208	4,909,605
PBF Energy, Inc. - Class A	44,738	2,394,825
Permian Resources Corp. (b)	112,924	1,576,419
Range Resources Corp. (b)	98,161	3,181,398
Southwestern Energy Co. (a)	447,982	2,889,484

		43,019,298

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	26,101	1,442,602

Personal Care Products—0.4%
BellRing Brands, Inc. (a)	53,461	2,204,197
Coty, Inc. - Class A (a) (b)	145,675	1,598,055

		3,802,252

Pharmaceuticals—0.5%
Jazz Pharmaceuticals PLC (a)	25,678	3,323,760
Perrigo Co. PLC	55,068	1,759,423

		5,083,183

Professional Services—2.9%
ASGN, Inc. (a)	19,685	1,607,871
CACI International, Inc. - Class A (a)	9,273	2,911,073
Concentrix Corp.	17,572	1,407,693
ExlService Holdings, Inc. (a) (b)	67,401	1,889,924
Exponent, Inc.	20,681	1,770,294
FTI Consulting, Inc. (a) (b)	13,840	2,469,194
Genpact Ltd.	67,845	2,455,989
Insperity, Inc.	14,737	1,438,331
KBR, Inc. (b)	54,872	3,234,156
ManpowerGroup, Inc.	20,165	1,478,498
Maximus, Inc.	24,722	1,846,239
Paylocity Holding Corp. (a)	17,513	3,182,112
Science Applications International Corp.	21,834	2,304,360

		27,995,734

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc. (a) (b)	19,393	2,737,904

Residential REITs—0.8%
Apartment Income REIT Corp.	60,691	1,863,214
Equity LifeStyle Properties, Inc. (b)	75,761	4,826,733
Independence Realty Trust, Inc. (b)	91,273	1,284,211

		7,974,158

Retail REITs—1.2%
Agree Realty Corp.	39,154	2,162,867
Brixmor Property Group, Inc. (b)	122,255	2,540,459
Kite Realty Group Trust (b)	89,222	1,911,135
NNN REIT, Inc.	74,189	2,621,839
Spirit Realty Capital, Inc. (b)	57,481	1,927,338

		11,163,638

Semiconductors & Semiconductor Equipment—2.3%
Allegro MicroSystems, Inc. (a)	28,949	924,631
Amkor Technology, Inc.	41,975	948,635
Cirrus Logic, Inc. (a)	22,251	1,645,684
Lattice Semiconductor Corp. (a)	56,060	4,817,236
MACOM Technology Solutions Holdings, Inc. (a) (b)	21,942	1,790,028
MKS Instruments, Inc.	25,562	2,212,136
Power Integrations, Inc.	23,343	1,781,304
Silicon Laboratories, Inc. (a)	12,960	1,501,934
Synaptics, Inc. (a)	16,075	1,437,748
Universal Display Corp.	17,716	2,781,235
Wolfspeed, Inc. (a) (b)	50,625	1,928,813

		21,769,384

Software—2.8%
ACI Worldwide, Inc. (a) (b)	44,167	996,407
Aspen Technology, Inc. (a) (b)	11,537	2,356,548
Blackbaud, Inc. (a)	17,523	1,232,217
CommVault Systems, Inc. (a)	17,844	1,206,433
Dolby Laboratories, Inc. - Class A	24,222	1,919,836
Dropbox, Inc. - Class A (a) (b)	104,881	2,855,910
Dynatrace, Inc. (a)	96,621	4,515,099
Envestnet, Inc. (a) (b)	20,183	888,657
Manhattan Associates, Inc. (a)	25,082	4,957,708
NCR Corp. (a) (b)	54,440	1,468,247
Qualys, Inc. (a) (b)	14,931	2,277,724
Teradata Corp. (a)	40,630	1,829,163

		26,503,949

Specialized REITs—1.8%
CubeSmart (b)	91,433	3,486,340
EPR Properties (b)	30,635	1,272,578
Gaming & Leisure Properties, Inc.	106,819	4,865,606
Lamar Advertising Co. - Class A (b)	35,604	2,971,866
National Storage Affiliates Trust (b)	33,753	1,071,320
PotlatchDeltic Corp.	32,501	1,475,220
Rayonier, Inc. (b)	55,479	1,578,932

		16,721,862

BHFTII-172

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.7%
AutoNation, Inc. (a) (b)	10,928	$1,654,499
Dick’s Sporting Goods, Inc. (b)	25,485	2,767,161
Five Below, Inc. (a)	22,640	3,642,776
GameStop Corp. - Class A (a) (b)	109,073	1,795,342
Gap, Inc. (b)	86,822	922,918
Lithia Motors, Inc. (b)	11,210	3,310,650
Murphy USA, Inc.	7,940	2,713,336
Penske Automotive Group, Inc. (b)	7,938	1,326,122
RH (a) (b)	6,284	1,661,238
Valvoline, Inc. (b)	56,396	1,818,207
Williams-Sonoma, Inc. (b)	26,120	4,059,048

		25,671,297

Technology Hardware, Storage & Peripherals—0.5%
Super Micro Computer, Inc. (a)	18,573	5,093,088

Textiles, Apparel & Luxury Goods—1.9%
Capri Holdings Ltd. (a)	47,206	2,483,508
Carter’s, Inc. (b)	15,153	1,047,830
Columbia Sportswear Co. (b)	14,218	1,053,554
Crocs, Inc. (a)	25,071	2,212,014
Deckers Outdoor Corp. (a) (d)	10,629	5,464,263
PVH Corp.	25,508	1,951,617
Skechers USA, Inc. - Class A (a)	54,649	2,675,068
Under Armour, Inc. - Class A (a)	76,749	525,731
Under Armour, Inc. - Class C (a)	81,329	518,879

		17,932,464

Trading Companies & Distributors—1.2%
GATX Corp. (b)	14,398	1,566,934
MSC Industrial Direct Co., Inc. - Class A	19,277	1,892,038
Watsco, Inc. (b)	13,641	5,152,479
WESCO International, Inc.	17,976	2,585,308

		11,196,759

Water Utilities—0.4%
Essential Utilities, Inc.	98,972	3,397,709

Total Common Stocks (Cost $729,877,093)		918,868,184

Mutual Funds—1.8%

Investment Company Securities—1.8%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $17,711,190)	37,800	17,260,992

Short-Term Investment—1.6%

U.S. Treasury—1.6%
U.S. Treasury Bill 3.562%, 10/03/23 (e)	14,900,000	14,897,822

Total Short-Term Investments (Cost $14,895,639)		14,897,822

Securities Lending Reinvestments (f)—10.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.9%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (g)	1,000,000	$1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (g)	2,000,000	2,001,286
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (g)	2,000,000	2,000,144
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (g)	2,000,000	2,000,196
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	2,000,000	2,000,266
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (g)	4,000,000	3,999,648
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (g)	3,000,000	3,000,147
MUFG Bank Ltd. (London) Zero Coupon, 10/18/23	1,000,000	997,200
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (g)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (g)	2,000,000	2,000,292
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	1,000,000	1,000,770
Sumitomo Mitsui Trust Bank Ltd. 5.580%, SOFR + 0.270%, 10/23/23 (g)	2,000,000	2,000,106
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (g)	2,000,000	2,000,210
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (g)	1,000,000	1,000,580

		27,499,734

Commercial Paper—0.6%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (g)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (g)	2,000,000	2,000,540
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		6,000,539

Repurchase Agreements—5.1%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,202,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,244,054.	2,200,000	2,200,000

BHFTII-173

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $3,090,496; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $3,188,914.	3,000,000	$3,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $5,251,524; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $5,354,190.	5,249,206	5,249,206
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $2,000,887; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $2,049,559.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,104,241; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $4,201,596.	4,100,000	4,100,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $12,012,717; collateralized by various Common Stock with an aggregate market value of $13,391,848.	12,000,000	12,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $5,002,275; collateralized by various Common Stock with an aggregate market value of $5,579,974.	5,000,000	5,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $700,316; collateralized by various Common Stock with an aggregate market value of $779,113.	700,000	700,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $10,129,573; collateralized by various Common Stock with an aggregate market value of $11,142,539.	10,125,000	10,125,000

		48,374,206

Mutual Funds—2.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (h)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	4,000,000	4,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $100,870,360)		100,874,479

Total Investments—110.6% (Cost $863,354,282)		1,051,901,477
Other assets and liabilities (net)—(10.6)%		(100,519,947)

Net Assets—100.0%		$951,381,530

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $134,472,329 and the collateral received consisted of cash in the amount of $100,852,980 and non-cash collateral with a value of $37,042,682. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $3,598,630.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

BHFTII-174

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	12/15/23	57	USD	14,366,280	$(625,397)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$918,868,184	$—	$—	$918,868,184
Total Mutual Funds*	17,260,992	—	—	17,260,992
Total Short-Term Investment*	—	14,897,822	—	14,897,822
Securities Lending Reinvestments
Certificates of Deposit	—	27,499,734	—	27,499,734
Commercial Paper	—	6,000,539	—	6,000,539
Repurchase Agreements	—	48,374,206	—	48,374,206
Mutual Funds	19,000,000	—	—	19,000,000
Total Securities Lending Reinvestments	19,000,000	81,874,479	—	100,874,479
Total Investments	$955,129,176	$96,772,301	$—	$1,051,901,477

Collateral for Securities Loaned (Liability)	$—	$(100,852,980)	$—	$(100,852,980)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(625,397)	$—	$—	$(625,397)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-175

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Australia—7.0%
Ampol Ltd.	15,576	$339,932
ANZ Group Holdings Ltd.	172,445	2,847,998
APA Group	72,572	388,247
Aristocrat Leisure Ltd.	33,301	877,189
ASX Ltd.	13,079	479,283
Aurizon Holdings Ltd.	105,688	237,743
BHP Group Ltd.	290,865	8,279,069
BlueScope Steel Ltd.	24,346	305,207
Brambles Ltd.	77,628	717,182
Cochlear Ltd.	3,634	597,966
Coles Group Ltd.	76,847	768,251
Commonwealth Bank of Australia	96,944	6,200,670
Computershare Ltd.	32,168	540,145
CSL Ltd.	27,696	4,479,310
Dexus (REIT)	66,600	314,313
EBOS Group Ltd.	8,800	179,197
Endeavour Group Ltd.	82,569	280,463
Fortescue Metals Group Ltd.	97,232	1,308,932
Goodman Group (REIT)	96,640	1,343,877
GPT Group (REIT)	109,987	277,478
IDP Education Ltd.	14,103	194,135
IGO Ltd.	44,707	365,755
Insurance Australia Group Ltd.	132,599	486,280
Lendlease Corp. Ltd.	39,724	184,572
Lottery Corp. Ltd.	128,267	390,025
Macquarie Group Ltd.	20,862	2,253,291
Medibank Pvt Ltd.	158,708	352,157
Mineral Resources Ltd.	11,249	489,262
Mirvac Group (REIT)	227,393	313,644
National Australia Bank Ltd.	180,213	3,377,028
Newcrest Mining Ltd.	51,416	817,524
Northern Star Resources Ltd.	65,100	437,453
Orica Ltd.	24,591	247,868
Origin Energy Ltd.	97,507	552,171
Pilbara Minerals Ltd.	157,791	435,977
Qantas Airways Ltd. (a)	48,695	162,701
QBE Insurance Group Ltd.	90,383	917,516
Ramsay Health Care Ltd.	11,010	368,409
REA Group Ltd.	2,790	277,281
Reece Ltd.	8,949	107,528
Rio Tinto Ltd.	20,772	1,532,107
Santos Ltd.	183,626	933,366
Scentre Group (REIT)	299,113	477,646
SEEK Ltd.	23,745	337,388
Sonic Healthcare Ltd.	24,516	470,840
South32 Ltd.	261,944	575,261
Stockland (REIT)	137,064	348,297
Suncorp Group Ltd.	76,841	695,349
Telstra Group Ltd.	232,198	576,384
Transurban Group	175,157	1,431,812
Treasury Wine Estates Ltd.	36,380	289,378
Vicinity Ltd. (REIT)	222,989	243,964
Washington H Soul Pattinson & Co. Ltd.	14,627	307,157
Wesfarmers Ltd.	64,690	2,206,086
Westpac Banking Corp.	201,481	2,747,697
WiseTech Global Ltd.	10,682	447,222

Australia—(Continued)
Woodside Energy Group Ltd.	108,084	2,527,792
Woolworths Group Ltd.	73,119	1,768,371

		61,409,146

Austria—0.2%
Erste Group Bank AG	19,815	685,483
OMV AG	8,951	428,026
Verbund AG	4,216	343,358
voestalpine AG	7,917	215,026

		1,671,893

Belgium—0.8%
Ageas SA	9,698	400,503
Anheuser-Busch InBev SA	49,872	2,750,254
D’ieteren Group	923	155,494
Elia Group SA	2,047	200,342
Groupe Bruxelles Lambert NV	4,860	361,735
KBC Group NV	14,353	896,143
Lotus Bakeries NV	24	195,210
Sofina SA	888	179,185
Solvay SA	4,637	513,632
UCB SA	7,036	576,555
Umicore SA	13,317	316,251
Warehouses De Pauw CVA (REIT)	9,872	243,679

		6,788,983

Chile—0.0%
Antofagasta PLC	20,259	351,080

China—0.4%
BOC Hong Kong Holdings Ltd.	213,465	582,014
Budweiser Brewing Co. APAC Ltd.	99,200	194,624
ESR Group Ltd.	113,800	159,544
Futu Holdings Ltd. (ADR) (a)	3,200	184,992
Prosus NV (a)	88,092	2,599,716
SITC International Holdings Co. Ltd.	77,000	129,250

		3,850,140

Denmark—3.1%
AP Moller - Maersk AS - Class A	208	369,619
AP Moller - Maersk AS - Class B	294	530,666
Carlsberg AS - Class B	5,697	719,032
Chr Hansen Holding AS	5,612	343,829
Coloplast AS - Class B	7,681	811,780
Danske Bank AS	41,066	958,071
Demant AS (a)	5,807	240,861
DSV AS	10,688	1,995,762
Genmab AS (a)	3,730	1,322,082
Novo Nordisk AS	188,062	17,134,543
Novozymes AS - B Shares	11,318	456,995
Orsted AS	10,898	594,271
Pandora AS	4,872	503,051
Rockwool AS - B Shares	571	137,988
Tryg AS	19,542	357,975

BHFTII-176

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Vestas Wind Systems AS (a)	57,984	$1,239,605

		27,716,130

Finland—1.1%
Elisa Oyj	8,457	392,920
Fortum Oyj	21,217	246,527
Kesko Oyj - B Shares	13,341	238,974
Kone Oyj - Class B	20,595	869,589
Metso Oyj	38,200	400,785
Neste Oyj (b)	25,004	850,330
Nokia Oyj	304,070	1,145,207
Nordea Bank Abp	186,280	2,058,558
Orion Oyj - Class B	5,744	225,937
Sampo Oyj - A Shares	27,488	1,190,052
Stora Enso Oyj - R Shares	33,562	420,722
UPM-Kymmene Oyj	31,691	1,085,493
Wartsila Oyj Abp	27,280	309,665

		9,434,759

France—11.2%
Accor SA	11,190	377,303
Adevinta ASA (a)	16,794	166,520
Aeroports de Paris	1,359	160,377
Air Liquide SA	30,064	5,073,483
Airbus SE	34,037	4,560,013
Alstom SA	17,291	410,877
Amundi SA	4,463	250,663
Arkema SA	3,712	366,551
AXA SA	105,335	3,124,484
BioMerieux	1,839	178,055
BNP Paribas SA	60,463	3,854,713
Bollore SE	35,194	189,277
Bouygues SA	11,159	390,447
Bureau Veritas SA	14,987	371,778
Capgemini SE	9,451	1,643,388
Carrefour SA	35,510	611,550
Cie de Saint-Gobain SA	26,656	1,599,187
Cie Generale des Etablissements Michelin SCA	37,738	1,158,303
Covivio SA (REIT)	3,163	140,529
Credit Agricole SA	70,160	864,583
Danone SA	36,852	2,033,275
Dassault Aviation SA	1,217	229,236
Dassault Systemes SE	37,933	1,412,302
Edenred SE	15,079	943,477
Eiffage SA	4,534	431,291
Engie SA	105,256	1,616,223
EssilorLuxottica SA	16,707	2,908,257
Eurazeo SE	2,867	171,031
Gecina SA (REIT)	2,150	219,261
Getlink SE	18,615	297,005
Hermes International SCA	1,818	3,309,622
Ipsen SA	2,335	306,267
Kering SA	4,224	1,923,217
Klepierre SA (REIT)	12,682	310,922
L’Oreal SA	13,828	5,734,844
La Francaise des Jeux SAEM	6,363	206,934

France—(Continued)
Legrand SA	15,760	1,448,453
LVMH Moet Hennessy Louis Vuitton SE	15,854	11,977,650
Orange SA	105,927	1,217,280
Pernod Ricard SA	11,848	1,975,026
Publicis Groupe SA	13,415	1,014,494
Remy Cointreau SA	1,206	147,133
Renault SA	11,902	488,020
Safran SA	19,626	3,072,957
Sanofi	65,154	7,001,085
Sartorius Stedim Biotech	1,739	414,428
Schneider Electric SE	31,151	5,142,926
SEB SA	1,599	149,415
Societe Generale SA	43,695	1,058,493
Sodexo SA	5,109	526,908
Teleperformance SE	3,137	392,572
Thales SA	5,884	826,775
TotalEnergies SE	129,574	8,539,020
Unibail - Rodamco-Westfield (REIT) (a)	5,832	287,439
Valeo	12,816	219,859
Veolia Environnement SA	38,098	1,103,744
Vinci SA	30,515	3,383,009
Vivendi SE	44,618	392,051
Wendel SE	1,813	143,461
Worldline SA (a)	12,492	349,801

		98,817,244

Germany—7.5%
Adidas AG	9,344	1,647,475
Allianz SE	23,157	5,529,886
BASF SE	51,323	2,332,982
Bayer AG	56,408	2,713,115
Bayerische Motoren Werke (BMW) AG	17,362	1,770,993
Bechtle AG	5,943	278,733
Beiersdorf AG	5,659	731,751
Brenntag SE	8,179	636,042
Carl Zeiss Meditec AG	2,492	218,293
Commerzbank AG	61,497	702,603
Continental AG	5,627	398,124
Covestro AG (a)	10,220	552,419
Daimler Truck Holding AG	28,970	1,006,119
Delivery Hero SE (a)	11,033	317,321
Deutsche Bank AG	110,884	1,226,162
Deutsche Boerse AG	10,909	1,888,244
Deutsche Lufthansa AG (a)	35,564	282,947
Deutsche Telekom AG	186,100	3,913,539
DHL Group	57,787	2,358,537
E.ON SE	128,908	1,529,152
Evonik Industries AG	12,954	237,569
Fresenius Medical Care AG & Co. KGaA	11,169	483,085
Fresenius SE & Co. KGaA	25,674	801,453
GEA Group AG	9,989	369,746
Hannover Rueck SE	3,591	790,236
Heidelberg Materials AG	7,955	618,841
HelloFresh SE (a)	10,721	321,001
Henkel AG & Co. KGaA	6,878	434,952
Infineon Technologies AG	74,982	2,490,301

BHFTII-177

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Knorr-Bremse AG	4,409	$280,784
LEG Immobilien SE (a)	5,050	349,337
Mercedes-Benz Group AG	46,263	3,226,887
Merck KGaA	7,195	1,204,285
MTU Aero Engines AG	3,014	548,381
Muenchener Rueckversicherungs-Gesellschaft AG	8,044	3,142,645
Nemetschek SE	2,492	152,475
Puma SE	7,160	446,292
Rational AG	371	235,217
Rheinmetall AG	2,403	620,426
RWE AG	35,506	1,321,336
SAP SE	59,957	7,793,820
Scout24 SE	3,900	271,200
Siemens AG	43,637	6,264,820
Siemens Energy AG (a)	31,577	413,695
Siemens Healthineers AG	16,020	814,888
Symrise AG	7,141	683,055
Talanx AG (a)	3,850	244,506
Volkswagen AG	1,994	263,167
Vonovia SE	42,326	1,021,570
Wacker Chemie AG	1,100	158,033
Zalando SE (a)	11,098	248,189

		66,286,629

Hong Kong—2.0%
AIA Group Ltd.	668,600	5,407,728
CK Asset Holdings Ltd.	104,440	549,274
CK Hutchison Holdings Ltd.	153,940	820,351
CK Infrastructure Holdings Ltd.	49,500	234,178
CLP Holdings Ltd.	94,377	695,914
Galaxy Entertainment Group Ltd.	121,000	723,692
Hang Lung Properties Ltd.	103,000	139,987
Hang Seng Bank Ltd.	46,300	575,093
Henderson Land Development Co. Ltd.	83,311	218,164
HKT Trust & HKT Ltd.	217,980	227,319
Hong Kong & China Gas Co. Ltd.	645,531	449,700
Hong Kong Exchanges & Clearing Ltd.	68,900	2,568,428
Hongkong Land Holdings Ltd.	63,800	227,401
Jardine Matheson Holdings Ltd.	10,400	482,567
Link REIT (REIT)	134,649	656,277
MTR Corp. Ltd.	82,000	323,164
New World Development Co. Ltd.	86,926	168,680
Power Assets Holdings Ltd.	93,049	448,768
Sino Land Co. Ltd. (b)	211,600	238,069
Sun Hung Kai Properties Ltd.	86,750	922,586
Swire Pacific Ltd. - Class A	21,817	147,281
Swire Properties Ltd.	67,200	140,196
Techtronic Industries Co. Ltd.	78,000	757,213
WH Group Ltd.	480,500	250,690
Wharf Real Estate Investment Co. Ltd.	91,976	354,926
Xinyi Glass Holdings Ltd.	95,000	123,417

		17,851,063

Ireland—0.9%
AerCap Holdings NV (a)	9,000	564,030
AIB Group PLC	70,100	316,120

Ireland—(Continued)
Bank of Ireland Group PLC	57,600	566,412
CRH PLC	42,512	2,345,620
Flutter Entertainment PLC (a)	9,898	1,617,874
James Hardie Industries PLC (a)	24,825	650,237
Kerry Group PLC - Class A	9,862	824,427
Kingspan Group PLC	9,603	716,915
Smurfit Kappa Group PLC	15,811	523,823

		8,125,458

Israel—0.6%
Azrieli Group Ltd.	2,906	149,136
Bank Hapoalim BM	73,211	652,204
Bank Leumi Le-Israel BM	82,474	683,240
Check Point Software Technologies Ltd. (a)	5,600	746,369
CyberArk Software Ltd. (a)	2,700	442,179
Elbit Systems Ltd.	1,528	304,262
Global-e Online Ltd. (a)(b)	5,200	206,648
ICL Group Ltd.	44,582	247,268
Israel Discount Bank Ltd. - Class A	71,026	384,135
Mizrahi Tefahot Bank Ltd.	9,874	358,115
Nice Ltd. (a)	3,347	570,081
Teva Pharmaceutical Industries Ltd. (ADR) (a)	63,253	645,181
Wix.com Ltd. (a)	3,600	330,480

		5,719,298

Italy—2.1%
Amplifon SpA	9,033	267,891
Assicurazioni Generali SpA	60,938	1,247,083
Davide Campari-Milano NV	26,785	316,170
DiaSorin SpA	1,857	169,291
Enel SpA	466,993	2,869,642
Eni SpA	132,693	2,134,266
Ferrari NV	7,237	2,135,974
FinecoBank Banca Fineco SpA	35,112	426,906
Infrastrutture Wireless Italiane SpA	24,381	289,877
Intesa Sanpaolo SpA	888,160	2,285,628
Mediobanca Banca di Credito Finanziario SpA	33,261	440,864
Moncler SpA	11,647	677,015
Nexi SpA (a)	32,431	198,226
Poste Italiane SpA	29,264	308,141
Prysmian SpA	14,291	574,163
Recordati Industria Chimica e Farmaceutica SpA	5,644	266,464
Snam SpA	112,553	529,144
Telecom Italia SpA (a)	574,217	179,564
Terna - Rete Elettrica Nazionale	75,176	566,345
UniCredit SpA	105,800	2,535,310

		18,417,964

Japan—22.1%
Advantest Corp.	42,800	1,191,514
Aeon Co. Ltd.	37,100	736,165
AGC, Inc.	12,900	453,626
Aisin Corp.	8,500	321,512
Ajinomoto Co., Inc.	25,100	968,754

BHFTII-178

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
ANA Holdings, Inc. (a)(b)	8,400	$176,280
Asahi Group Holdings Ltd.	29,300	1,097,017
Asahi Intecc Co. Ltd.	14,200	255,528
Asahi Kasei Corp.	72,600	457,005
Astellas Pharma, Inc.	102,800	1,421,961
Azbil Corp.	7,000	214,491
Bandai Namco Holdings, Inc.	34,200	696,580
BayCurrent Consulting, Inc.	8,000	267,691
Bridgestone Corp.	33,200	1,295,860
Brother Industries Ltd.	16,400	264,465
Canon, Inc.	57,400	1,388,983
Capcom Co. Ltd.	11,100	399,433
Central Japan Railway Co.	44,000	1,071,422
Chiba Bank Ltd.	33,200	241,176
Chubu Electric Power Co., Inc.	40,300	516,264
Chugai Pharmaceutical Co. Ltd.	38,100	1,182,236
Concordia Financial Group Ltd.	60,900	277,177
CyberAgent, Inc.	25,100	135,498
Dai Nippon Printing Co. Ltd.	13,000	338,610
Dai-ichi Life Holdings, Inc.	53,100	1,106,374
Daifuku Co. Ltd.	18,500	350,311
Daiichi Sankyo Co. Ltd.	106,200	2,918,946
Daikin Industries Ltd.	15,100	2,372,380
Daito Trust Construction Co. Ltd.	4,100	432,506
Daiwa House Industry Co. Ltd.	32,600	876,666
Daiwa House REIT Investment Corp. (REIT)	136	240,320
Daiwa Securities Group, Inc. (b)	73,700	425,861
Denso Corp.	102,400	1,645,852
Dentsu Group, Inc.	10,300	303,546
Disco Corp.	5,000	919,518
East Japan Railway Co.	17,700	1,014,407
Eisai Co. Ltd.	14,700	817,244
ENEOS Holdings, Inc.	153,600	606,806
FANUC Corp.	55,100	1,440,352
Fast Retailing Co. Ltd.	10,000	2,181,210
Fuji Electric Co. Ltd.	8,600	388,448
FUJIFILM Holdings Corp.	20,600	1,194,475
Fujitsu Ltd.	9,700	1,142,915
GLP J-REIT(REIT)	268	240,161
GMO Payment Gateway, Inc.	3,000	163,840
Hamamatsu Photonics KK	7,000	294,735
Hankyu Hanshin Holdings, Inc.	13,900	474,868
Hikari Tsushin, Inc.	1,500	228,698
Hirose Electric Co. Ltd.	1,515	175,654
Hitachi Construction Machinery Co. Ltd.	4,800	146,236
Hitachi Ltd.	53,900	3,346,310
Honda Motor Co. Ltd. (b)	265,200	2,986,270
Hoshizaki Corp.	4,700	163,498
Hoya Corp.	20,100	2,074,361
Hulic Co. Ltd.	25,800	231,721
Ibiden Co. Ltd.	5,600	297,289
Idemitsu Kosan Co. Ltd.	8,868	204,231
Iida Group Holdings Co. Ltd.	9,300	154,844
Inpex Corp.	53,100	798,042
Isuzu Motors Ltd.	29,000	365,018
ITOCHU Corp.	68,200	2,467,632
Japan Airlines Co. Ltd.	8,400	163,618

Japan—(Continued)
Japan Exchange Group, Inc.	31,100	577,659
Japan Metropolitan Fund Invest (REIT)	494	321,051
Japan Post Bank Co. Ltd.	75,900	660,377
Japan Post Holdings Co. Ltd.	121,900	975,931
Japan Post Insurance Co. Ltd.	8,200	138,122
Japan Real Estate Investment Corp.(REIT)	85	331,978
Japan Tobacco, Inc.	66,700	1,537,187
JFE Holdings, Inc.	30,400	447,343
JSR Corp.	9,800	263,405
Kajima Corp.	27,100	441,659
Kansai Electric Power Co., Inc.	40,700	567,028
Kao Corp.	28,600	1,063,526
Kawasaki Kisen Kaisha Ltd.	8,000	273,145
KDDI Corp.	85,900	2,633,298
Keio Corp.	6,700	230,807
Keisei Electric Railway Co. Ltd.	6,600	228,931
Keyence Corp.	11,200	4,168,717
Kikkoman Corp.	8,000	420,116
Kintetsu Group Holdings Co. Ltd.	11,012	312,602
Kirin Holdings Co. Ltd.	42,600	598,359
Kobayashi Pharmaceutical Co. Ltd.	3,600	160,969
Kobe Bussan Co. Ltd.	9,200	216,078
Koito Manufacturing Co. Ltd.	15,400	232,632
Komatsu Ltd.	55,600	1,504,734
Konami Group Corp.	6,200	327,332
Kose Corp.	2,300	166,975
Kubota Corp.	58,600	868,053
Kurita Water Industries Ltd.	7,100	247,856
Kyocera Corp.	19,200	975,184
Kyowa Kirin Co. Ltd.	15,200	265,093
Lasertec Corp.	4,400	684,116
Lixil Corp.	19,000	221,490
M3, Inc.	23,200	421,726
Makita Corp.	11,200	277,844
Marubeni Corp.	86,600	1,351,574
MatsukiyoCocokara & Co.	21,000	377,025
Mazda Motor Corp.	32,900	373,548
McDonald’s Holdings Co. Japan Ltd. (b)	5,400	206,857
MEIJI Holdings Co. Ltd.	14,600	363,469
MINEBEA MITSUMI, Inc.	18,900	308,725
MISUMI Group, Inc.	19,300	301,766
Mitsubishi Chemical Group Corp. (b)	74,100	467,692
Mitsubishi Corp.	66,300	3,163,126
Mitsubishi Electric Corp.	106,800	1,322,276
Mitsubishi Estate Co. Ltd.	65,200	853,537
Mitsubishi HC Capital, Inc.	53,500	356,851
Mitsubishi Heavy Industries Ltd.	19,500	1,094,084
Mitsubishi UFJ Financial Group, Inc.	655,688	5,569,519
Mitsui & Co. Ltd. (b)	75,417	2,737,360
Mitsui Chemicals, Inc.	8,300	215,450
Mitsui Fudosan Co. Ltd.	53,800	1,186,674
Mitsui OSK Lines Ltd. (b)	17,900	491,799
Mizuho Financial Group, Inc.	138,550	2,350,200
MonotaRO Co. Ltd.	14,600	156,446
MS&AD Insurance Group Holdings, Inc.	24,400	893,725
Murata Manufacturing Co. Ltd.	99,000	1,811,914
NEC Corp.	13,000	719,072

BHFTII-179

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nexon Co. Ltd.	17,300	$307,565
NGK Insulators Ltd.	14,700	195,119
Nidec Corp.	24,400	1,131,969
Nintendo Co. Ltd.	59,700	2,490,700
Nippon Building Fund, Inc.(REIT)	102	414,107
Nippon Express Holdings, Inc.	4,900	256,036
Nippon Paint Holdings Co. Ltd.	54,000	363,656
Nippon Prologis REIT, Inc.(REIT)	143	268,556
Nippon Sanso Holdings Corp.	9,600	227,854
Nippon Steel Corp. (b)	47,300	1,110,182
Nippon Telegraph & Telephone Corp.	1,715,700	2,029,329
Nippon Yusen KK	27,700	718,834
Nissan Chemical Corp.	8,600	366,108
Nissan Motor Co. Ltd.	133,300	588,835
Nissin Foods Holdings Co. Ltd.	3,100	257,902
Nitori Holdings Co. Ltd.	4,800	538,242
Nitto Denko Corp.	7,500	492,379
Nomura Holdings, Inc.	167,100	670,929
Nomura Real Estate Holdings, Inc.	4,100	103,051
Nomura Real Estate Master Fund, Inc. (REIT)	296	332,555
Nomura Research Institute Ltd.	20,500	534,260
NTT Data Group Corp.	34,480	462,637
Obayashi Corp.	40,200	354,470
Obic Co. Ltd.	4,200	639,916
Odakyu Electric Railway Co. Ltd.	18,200	272,382
Oji Holdings Corp.	50,100	212,714
Olympus Corp.	73,100	948,453
Omron Corp.	10,100	450,528
Ono Pharmaceutical Co. Ltd.	23,800	457,136
Open House Group Co. Ltd.	5,600	190,269
Oracle Corp. Japan	3,000	223,996
Oriental Land Co. Ltd.	62,600	2,058,026
ORIX Corp.	71,100	1,329,483
Osaka Gas Co. Ltd.	21,700	358,495
Otsuka Corp.	7,400	313,795
Otsuka Holdings Co. Ltd.	22,500	801,586
Pan Pacific International Holdings Corp.	19,800	416,398
Panasonic Holdings Corp.	127,400	1,434,611
Persol Holdings Co. Ltd.	134,000	218,312
Rakuten Group, Inc.	86,600	355,163
Recruit Holdings Co. Ltd.	82,800	2,553,456
Renesas Electronics Corp. (a)	76,900	1,181,540
Resona Holdings, Inc.	122,900	680,216
Ricoh Co. Ltd.	31,500	272,156
Rohm Co. Ltd.	20,000	379,037
SBI Holdings, Inc.	16,511	348,044
SCSK Corp.	11,700	204,377
Secom Co. Ltd.	11,900	808,158
Seiko Epson Corp. (b)	16,800	264,233
Sekisui Chemical Co. Ltd.	22,300	321,489
Sekisui House Ltd.	37,700	751,728
Seven & i Holdings Co. Ltd.	43,300	1,698,053
SG Holdings Co. Ltd.	19,500	250,105
Shimadzu Corp.	15,600	414,890
Shimano, Inc.	4,800	649,067
Shimizu Corp. (b)	34,200	238,112
Shin-Etsu Chemical Co. Ltd.	104,600	3,040,326

Japan—(Continued)
Shionogi & Co. Ltd.	15,500	694,086
Shiseido Co. Ltd.	22,700	798,047
Shizuoka Financial Group, Inc.	25,000	203,621
SMC Corp.	3,300	1,479,313
SoftBank Corp.	164,900	1,867,552
SoftBank Group Corp.	59,100	2,504,808
Sompo Holdings, Inc.	17,399	745,839
Sony Group Corp.	72,400	5,930,975
Square Enix Holdings Co. Ltd.	3,700	126,952
Subaru Corp.	37,600	731,456
SUMCO Corp.	22,600	294,351
Sumitomo Chemical Co. Ltd.	80,800	220,247
Sumitomo Corp.	58,000	1,158,683
Sumitomo Electric Industries Ltd.	41,334	498,476
Sumitomo Metal Mining Co. Ltd.	12,800	376,967
Sumitomo Mitsui Financial Group, Inc.	72,300	3,549,483
Sumitomo Mitsui Trust Holdings, Inc.	19,426	730,670
Sumitomo Realty & Development Co. Ltd.	14,700	382,424
Suntory Beverage & Food Ltd.	8,500	259,576
Suzuki Motor Corp.	23,000	926,285
Sysmex Corp.	8,900	425,053
T&D Holdings, Inc.	25,900	425,815
Taisei Corp.	10,300	362,924
Takeda Pharmaceutical Co. Ltd. (b)	90,848	2,825,435
TDK Corp.	22,400	830,740
Terumo Corp.	37,400	992,232
TIS, Inc.	11,200	246,879
Tobu Railway Co. Ltd.	12,400	319,146
Toho Co. Ltd.	5,200	177,655
Tokio Marine Holdings, Inc.	103,000	2,377,814
Tokyo Electric Power Co. Holdings, Inc. (a)	87,700	392,722
Tokyo Electron Ltd.	27,200	3,706,840
Tokyo Gas Co. Ltd.	20,400	464,251
Tokyu Corp.	32,900	379,930
TOPPAN, Inc.	11,900	284,817
Toray Industries, Inc.	80,200	417,763
Toshiba Corp. (a)	6,400	197,398
Tosoh Corp.	15,100	193,945
TOTO Ltd.	6,200	160,379
Toyota Industries Corp.	7,900	622,813
Toyota Motor Corp.	608,900	10,957,247
Toyota Tsusho Corp.	11,400	670,976
Trend Micro, Inc.	8,900	337,664
Unicharm Corp.	22,500	794,988
USS Co. Ltd.	13,200	218,573
West Japan Railway Co.	11,600	480,639
Yakult Honsha Co. Ltd.	14,200	345,417
Yamaha Corp.	9,100	248,862
Yamaha Motor Co. Ltd.	18,700	492,044
Yamato Holdings Co. Ltd.	18,300	298,419
Yaskawa Electric Corp.	14,600	527,096
Yokogawa Electric Corp.	16,300	315,211
Z Holdings Corp.	154,600	432,243
Zensho Holdings Co. Ltd.	5,000	218,560
ZOZO, Inc.	8,400	154,291

		194,886,540

BHFTII-180

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Jordan—0.0%
Hikma Pharmaceuticals PLC	11,270	$287,254

Luxembourg—0.2%
ArcelorMittal SA	27,879	698,240
Eurofins Scientific SE	8,661	489,022
Tenaris SA	27,400	433,562

		1,620,824

Macau—0.0%
Sands China Ltd. (a)	139,600	424,470

Netherlands—5.6%
ABN AMRO Bank NV (GDR)	25,269	358,311
Adyen NV (a)	1,246	924,930
Aegon NV	87,263	421,173
Akzo Nobel NV	10,339	747,168
Argenx SE (a)	3,256	1,585,186
ASM International NV	2,706	1,131,627
ASML Holding NV	23,147	13,612,109
ASR Nederland NV	9,212	346,245
BE Semiconductor Industries NV	4,443	435,050
Euronext NV	5,789	403,437
EXOR NV	5,925	525,955
Ferrovial SE	28,340	865,346
Heineken Holding NV	7,134	537,672
Heineken NV	16,597	1,462,069
IMCD NV	2,999	379,620
ING Groep NV - Series N	207,822	2,749,270
JDE Peet’s NV	7,639	213,560
Koninklijke Ahold Delhaize NV	55,588	1,678,529
Koninklijke KPN NV	185,449	612,086
Koninklijke Philips NV (a)	55,089	1,099,453
NN Group NV	14,169	454,717
OCI NV	6,992	194,758
QIAGEN NV (a)	12,443	504,308
Randstad NV	5,702	314,750
Shell PLC	386,361	12,271,490
Stellantis NV (Milan-Traded Shares)	129,155	2,480,814
Universal Music Group NV	47,580	1,239,062
Wolters Kluwer NV	14,786	1,793,210

		49,341,905

New Zealand—0.2%
Auckland International Airport Ltd.	55,995	265,997
Fisher & Paykel Healthcare Corp. Ltd. - Class C	35,762	463,737
Mercury NZ Ltd.	47,715	175,095
Meridian Energy Ltd.	80,631	249,025
Spark New Zealand Ltd.	106,324	307,280
Xero Ltd. (a)	8,809	641,008

		2,102,142

Norway—0.7%
Aker BP ASA	16,292	452,624
DNB Bank ASA	53,584	1,084,915
Equinor ASA	51,919	1,711,174

Norway—(Continued)
Gjensidige Forsikring ASA	14,357	212,079
Kongsberg Gruppen ASA	6,272	259,637
Mowi ASA	23,708	421,935
Norsk Hydro ASA	75,203	474,491
Orkla ASA	43,283	324,957
Salmar ASA	4,072	207,131
Telenor ASA	36,259	413,477
Yara International ASA	10,920	415,748

		5,978,168

Portugal—0.2%
EDP - Energias de Portugal SA	180,838	753,598
Galp Energia SGPS SA	24,223	359,328
Jeronimo Martins SGPS SA	18,255	410,281

		1,523,207

Singapore—1.3%
CapitaLand Ascendas (REIT)	204,444	411,567
CapitaLand Ascott Trust (REIT)	9,726	6,832
CapitaLand Integrated Commercial Trust (REIT)	306,642	414,498
CapitaLand Investment Ltd.	116,600	263,984
City Developments Ltd.	27,200	131,190
DBS Group Holdings Ltd.	103,967	2,556,785
Genting Singapore Ltd.	348,500	215,690
Grab Holdings Ltd. - Class A (a)	113,500	401,790
Jardine Cycle & Carriage Ltd.	6,000	139,928
Keppel Corp. Ltd.	86,000	427,501
Mapletree Logistics Trust (REIT)	198,449	243,837
Mapletree Pan Asia Commercial Trust (REIT)	135,400	141,908
Oversea-Chinese Banking Corp. Ltd.	194,464	1,818,982
Seatrium Ltd. (a)	2,556,312	250,140
Sembcorp Industries Ltd.	52,000	193,614
Singapore Airlines Ltd.	87,540	414,038
Singapore Exchange Ltd.	54,400	387,725
Singapore Technologies Engineering Ltd.	106,000	303,323
Singapore Telecommunications Ltd.	475,820	840,626
United Overseas Bank Ltd.	74,792	1,559,358
UOL Group Ltd.	32,900	153,999
Wilmar International Ltd.	97,400	265,258

		11,542,573

South Africa—0.2%
Anglo American PLC	72,055	1,995,674

Spain—2.5%
Acciona SA	1,638	208,566
ACS Actividades de Construccion y Servicios SA	12,831	462,714
Aena SME SA	4,224	636,259
Amadeus IT Group SA	26,876	1,621,945
Banco Bilbao Vizcaya Argentaria SA	344,037	2,805,308
Banco Santander SA	944,741	3,592,622
CaixaBank SA	228,552	915,475
Cellnex Telecom SA	32,166	1,120,044
EDP Renovaveis SA	17,703	290,002
Enagas SA (b)	15,136	250,832

BHFTII-181

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Endesa SA	16,585	$337,567
Grifols SA (a)	21,632	280,479
Iberdrola SA	351,377	3,928,837
Industria de Diseno Textil SA	62,261	2,320,600
Naturgy Energy Group SA	9,652	262,506
Redeia Corp. SA	21,616	339,972
Repsol SA	78,346	1,291,530
Telefonica SA	292,506	1,198,584

		21,863,842

Sweden—2.8%
Alfa Laval AB	15,516	533,854
Assa Abloy AB - Class B	58,271	1,276,650
Atlas Copco AB - A Shares	154,226	2,077,969
Atlas Copco AB - B Shares	92,052	1,081,450
Beijer Ref AB	20,500	216,532
Boliden AB (a)	16,516	472,762
Epiroc AB - A Shares	36,338	691,677
Epiroc AB - B Shares	24,398	392,316
EQT AB	22,013	437,167
Essity AB - Class B	34,188	740,922
Evolution AB	10,621	1,076,299
Fastighets AB Balder - B Shares (a)	37,572	169,165
Getinge AB - B Shares	15,453	273,019
H & M Hennes & Mauritz AB - B Shares	32,232	460,853
Hexagon AB - B Shares	114,943	983,795
Holmen AB - B Shares	6,226	243,091
Husqvarna AB - B Shares	25,677	196,904
Industrivarden AB - A Shares	9,265	245,586
Industrivarden AB - C Shares	10,214	270,249
Indutrade AB	18,127	336,462
Investment AB Latour - B Shares	10,798	190,612
Investor AB - B Shares	98,906	1,903,814
L E Lundbergforetagen AB - B Shares	4,755	199,312
Lifco AB - B Shares	15,748	277,035
Nibe Industrier AB - B Shares	88,393	579,281
Saab AB - Class B	4,900	250,585
Sagax AB - Class B	10,880	208,162
Sandvik AB	59,255	1,092,520
Securitas AB - B Shares	28,342	225,028
Skandinaviska Enskilda Banken AB - Class A	91,449	1,095,410
Skanska AB - B Shares	16,847	277,797
SKF AB - B Shares	18,258	304,450
Svenska Cellulosa AB SCA - Class B	31,044	426,953
Svenska Handelsbanken AB - A Shares	85,696	766,078
Swedbank AB - A Shares	49,129	909,579
Swedish Orphan Biovitrum AB (a)(b)	12,810	263,506
Tele2 AB - B Shares	34,110	262,157
Telefonaktiebolaget LM Ericsson - B Shares (b)	168,752	824,289
Telia Co. AB	140,889	292,518
Volvo AB - A Shares	8,070	168,786
Volvo AB - B Shares	84,632	1,751,958
Volvo Car AB - Class B (a)	34,215	139,048

		24,585,600

Switzerland—10.3%
ABB Ltd.	92,188	3,296,434
Adecco Group AG	9,221	378,461
Alcon, Inc.	28,691	2,218,418
Bachem Holding AG	2,095	154,544
Baloise Holding AG	2,719	394,700
Banque Cantonale Vaudoise	1,980	207,839
Barry Callebaut AG	187	297,446
BKW AG	1,390	245,166
Chocoladefabriken Lindt & Spruengli AG	6	658,220
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	60	667,777
Cie Financiere Richemont SA - Class A	29,972	3,654,057
Clariant AG (a)	13,958	220,644
Coca-Cola HBC AG (a)	13,800	377,840
DSM-Firmenich AG	10,717	906,605
Dufry AG (a)	5,990	228,092
EMS-Chemie Holding AG	423	287,103
Geberit AG	1,837	917,639
Givaudan SA	532	1,742,526
Glencore PLC	612,845	3,506,034
Helvetia Holding AG	2,260	316,847
Holcim AG (a)	31,449	2,014,750
Julius Baer Group Ltd.	11,250	721,399
Kuehne & Nagel International AG	3,244	920,393
Logitech International SA	9,636	664,439
Lonza Group AG	4,276	1,979,468
Nestle SA	153,868	17,385,435
Novartis AG	117,690	12,016,770
Partners Group Holding AG	1,364	1,535,764
Roche Holding AG	40,339	11,009,690
Roche Holding AG (Bearer Shares)	1,770	521,079
Schindler Holding AG	1,428	274,851
Schindler Holding AG (Participation Certificate)	2,283	455,332
SGS SA	8,665	727,849
SIG Group AG (a)	15,590	384,118
Sika AG	8,386	2,126,771
Sonova Holding AG	3,130	742,188
STMicroelectronics NV	39,053	1,684,966
Straumann Holding AG	6,539	831,049
Swatch Group AG	2,315	113,191
Swatch Group AG - Bearer Shares	1,701	436,384
Swiss Life Holding AG	1,671	1,041,543
Swiss Prime Site AG	4,615	422,593
Swiss Re AG	17,318	1,778,736
Swisscom AG	1,510	897,581
Temenos AG	2,932	205,773
UBS Group AG (a)	188,844	4,670,607
VAT Group AG	1,513	539,094
Zurich Insurance Group AG	8,639	3,961,093

		90,739,298

Taiwan—0.1%
Sea Ltd. (ADR) (a)	20,900	918,555

United Arab Emirates—0.0%
NMC Health PLC (a)(c)(d)	7,569	0

BHFTII-182

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—12.0%
3i Group PLC	55,885	$1,407,168
abrdn PLC	100,841	190,680
Admiral Group PLC	11,968	346,271
Ashtead Group PLC	25,877	1,573,451
Associated British Foods PLC	18,881	474,745
AstraZeneca PLC	88,988	11,980,134
Auto Trader Group PLC	59,168	443,681
Aviva PLC	164,006	775,752
BAE Systems PLC	175,322	2,128,994
Barclays PLC	896,452	1,736,874
Barratt Developments PLC	47,746	256,230
Berkeley Group Holdings PLC	7,129	355,724
BP PLC	995,829	6,432,284
British American Tobacco PLC	121,961	3,830,016
BT Group PLC	345,083	490,355
Bunzl PLC	20,033	711,286
Burberry Group PLC	23,361	541,999
Centrica PLC	320,670	602,242
CNH Industrial NV	58,755	712,807
Coca-Cola Europacific Partners PLC	11,100	693,528
Compass Group PLC	100,189	2,441,678
Croda International PLC	8,925	535,187
DCC PLC	4,751	266,448
Diageo PLC	129,460	4,776,093
Endeavour Mining PLC	11,300	218,480
Entain PLC	39,400	448,620
Experian PLC	52,775	1,724,750
Haleon PLC	319,304	1,325,461
Halma PLC	22,415	526,807
Hargreaves Lansdown PLC	27,409	257,230
HSBC Holdings PLC	1,147,123	8,989,910
Imperial Brands PLC	52,265	1,061,729
Informa PLC	77,518	706,632
InterContinental Hotels Group PLC	9,760	719,797
Intertek Group PLC	9,159	458,147
J Sainsbury PLC	94,695	291,450
JD Sports Fashion PLC	148,800	271,181
Johnson Matthey PLC	11,701	232,135
Kingfisher PLC	103,242	279,953
Land Securities Group PLC (REIT)	40,597	290,432
Legal & General Group PLC	322,853	872,577
Lloyds Banking Group PLC	3,717,260	2,002,354
London Stock Exchange Group PLC	24,497	2,460,084
M&G PLC	129,250	309,649
Melrose Industries PLC	77,883	444,028
Mondi PLC	29,085	485,377
National Grid PLC	211,145	2,521,314
NatWest Group PLC	334,948	958,757
Next PLC	6,871	609,945
Ocado Group PLC (a)	33,748	245,624
Pearson PLC	32,125	339,971
Persimmon PLC	22,805	298,668
Phoenix Group Holdings PLC	43,268	253,517
Prudential PLC	158,081	1,702,863
Reckitt Benckiser Group PLC	41,120	2,907,038
RELX PLC	109,258	3,686,042
Rentokil Initial PLC	138,734	1,028,846

United Kingdom—(Continued)
Rio Tinto PLC	64,637	4,061,807
Rolls-Royce Holdings PLC (a)	485,040	1,300,706
Sage Group PLC	62,616	753,852
Schroders PLC	46,288	228,864
Segro PLC (REIT)	66,139	577,164
Severn Trent PLC	13,029	375,547
Smith & Nephew PLC	49,971	621,350
Smiths Group PLC	19,606	386,453
Spirax-Sarco Engineering PLC	4,349	503,090
SSE PLC	64,531	1,264,941
St. James’s Place PLC	30,110	303,824
Standard Chartered PLC	136,689	1,263,737
Taylor Wimpey PLC	203,553	289,556
Tesco PLC	413,105	1,328,771
Unilever PLC	145,037	7,159,944
United Utilities Group PLC	38,342	442,276
Vodafone Group PLC	1,260,581	1,177,552
Whitbread PLC	10,880	457,852
Wise PLC - Class A (a)	37,366	310,537
WPP PLC	66,140	589,646

		106,030,464

United States—0.5%
GSK PLC	235,120	4,251,992
Monday.com Ltd. (a)	1,200	191,064

		4,443,056

Total Common Stocks (Cost $663,436,292)		844,723,359

Mutual Funds—2.0%

United States—2.0%
iShares MSCI EAFE ETF (b)(e) (Cost $18,205,994)	257,000	17,712,440

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke AG	3,581	334,822
Dr. Ing HC F Porsche AG	6,443	606,835
Henkel AG & Co. KGaA	9,444	674,997
Porsche Automobil Holding SE	9,628	475,297
Sartorius AG	1,542	523,997
Volkswagen AG	11,612	1,338,859

Total Preferred Stocks (Cost $4,174,427)		3,954,807

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont SA Expires 11/22/23 (a) (Cost $0)	78,908	58,638

BHFTII-183

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment—1.4%

Security Description	Principal Amount*	Value

U.S. Treasury—1.4%
U.S. Treasury Bill 3.561%, 10/03/23 (f)	12,325,000	$12,323,199

Total Short-Term Investments (Cost $12,321,393)		12,323,199

Securities Lending Reinvestments(g)—0.6%

Repurchase Agreements—0.5%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 -08/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc.
Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $1,000,440; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 09/30/23 -05/15/52, and an aggregate market value of $1,020,449.	1,000,000	1,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $372,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -4.500%, maturity dates ranging from 10/12/23 -02/15/50, and an aggregate market value of $379,772.	372,325	372,325
National Bank Financial, Inc.
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,000,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% -3.875%, maturity dates ranging from 01/15/26 -11/15/41, and an aggregate market value of $1,024,780.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $100,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -4.000%, maturity dates ranging from 10/12/23 -02/15/32, and an aggregate market value of $102,478.	100,000	100,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,113,019.	1,000,000	1,000,000

		4,472,325

Security Description	Shares	Value

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	140,000	140,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	18,125	18,125

		1,258,125

Total Securities Lending Reinvestments (Cost $5,730,450)		5,730,450

Total Investments—100.1% (Cost $703,868,556)		884,502,893
Other assets and liabilities (net) —(0.1)%		(808,538)

Net Assets—100.0%		$883,694,355

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $14,265,993 and the collateral received consisted of cash in the amount of $5,730,450 and non-cash collateral with a value of $10,899,857. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $3,446,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

BHFTII-184

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Ten Largest Industries as of September 30, 2023 (Unaudited)	% of Net Assets
Banks	9.7
Pharmaceuticals	9.2
Insurance	4.9
Oil, Gas & Consumable Fuels	4.5
Automobiles	3.5
Metals & Mining	3.2
Semiconductors & Semiconductor Equipment	3.1
Food Products	3.0
Chemicals	2.9
Machinery	2.9

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/15/23	116	USD	11,840,700	$(331,646)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$61,409,146	$—	$61,409,146
Austria	—	1,671,893	—	1,671,893
Belgium	—	6,788,983	—	6,788,983
Chile	—	351,080	—	351,080
China	184,992	3,665,148	—	3,850,140
Denmark	—	27,716,130	—	27,716,130
Finland	—	9,434,759	—	9,434,759
France	—	98,817,244	—	98,817,244
Germany	—	66,286,629	—	66,286,629
Hong Kong	—	17,851,063	—	17,851,063
Ireland	564,030	7,561,428	—	8,125,458
Israel	2,370,856	3,348,442	—	5,719,298
Italy	—	18,417,964	—	18,417,964
Japan	—	194,886,540	—	194,886,540
Jordan	—	287,254	—	287,254
Luxembourg	—	1,620,824	—	1,620,824
Macau	—	424,470	—	424,470
Netherlands	—	49,341,905	—	49,341,905
New Zealand	—	2,102,142	—	2,102,142
Norway	—	5,978,168	—	5,978,168
Portugal	—	1,523,207	—	1,523,207
Singapore	401,790	11,140,783	—	11,542,573
South Africa	—	1,995,674	—	1,995,674
Spain	—	21,863,842	—	21,863,842
Sweden	—	24,585,600	—	24,585,600
Switzerland	—	90,739,298	—	90,739,298
Taiwan	918,555	—	—	918,555
United Arab Emirates	—	—	0	0
United Kingdom	693,528	105,336,936	—	106,030,464
United States	191,064	4,251,992	—	4,443,056
Total Common Stocks	5,324,815	839,398,544	0	844,723,359
Total Mutual Funds*	17,712,440	—	—	17,712,440
Total Preferred Stocks*	—	3,954,807	—	3,954,807
Total Warrants*	58,638	—	—	58,638
Total Short-Term Investment*	—	12,323,199	—	12,323,199
Securities Lending Reinvestments
Repurchase Agreements	—	4,472,325	—	4,472,325
Mutual Funds	1,258,125	—	—	1,258,125
Total Securities Lending Reinvestments	1,258,125	4,472,325	—	5,730,450
Total Investments	$24,354,018	$860,148,875	$0	$884,502,893

Collateral for Securities Loaned (Liability)	$—	$(5,730,450)	$—	$(5,730,450)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(331,646)	$—	$—	$(331,646)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-186

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
AAR Corp. (a)	11,572	$688,881
AeroVironment, Inc. (a)	8,691	969,307
AerSale Corp. (a)(b)	8,754	130,785
Archer Aviation, Inc. - Class A (a)(b)	52,219	264,228
Astronics Corp. (a)	9,068	143,819
Cadre Holdings, Inc.	6,188	164,910
Ducommun, Inc. (a)	4,381	190,617
Eve Holding, Inc. (a)	6,451	53,479
Kaman Corp.	8,733	171,603
Kratos Defense & Security Solutions, Inc. (a)	42,530	638,801
Leonardo DRS, Inc. (a)	17,158	286,539
Moog, Inc. - Class A	9,540	1,077,638
National Presto Industries, Inc.	1,752	126,950
Park Aerospace Corp.	7,125	110,651
Rocket Lab USA, Inc. (a)(b)	94,124	412,263
Terran Orbital Corp. (a)(b)	31,980	26,620
Triumph Group, Inc. (a)	22,281	170,673
V2X, Inc. (a)	3,920	202,507
Virgin Galactic Holdings, Inc. (a)(b)	84,724	152,503

		5,982,774

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc. (a)	18,490	385,886
Forward Air Corp.	8,582	589,927
Hub Group, Inc. - Class A (a)	10,284	807,705
Radiant Logistics, Inc. (a)	12,471	70,461

		1,853,979

Automobile Components—1.5%
Adient PLC (a)	31,676	1,162,509
American Axle & Manufacturing Holdings, Inc. (a)	38,378	278,624
Atmus Filtration Technologies, Inc. (a)	5,722	119,304
Cooper-Standard Holdings, Inc. (a)(b)	5,724	76,816
Dana, Inc.	43,537	638,688
Dorman Products, Inc. (a)	9,015	682,976
Fox Factory Holding Corp. (a)(b)	14,199	1,406,837
Gentherm, Inc. (a)(b)	10,812	586,659
Goodyear Tire & Rubber Co. (a)	95,413	1,185,984
Holley, Inc. (a)(b)	20,003	99,815
LCI Industries (b)	8,243	967,893
Luminar Technologies, Inc. (a)(b)	91,895	418,122
Modine Manufacturing Co. (a)	17,537	802,318
Patrick Industries, Inc.	7,300	547,938
Solid Power, Inc. (a)(b)	47,374	95,695
Standard Motor Products, Inc.	6,921	232,684
Stoneridge, Inc. (a)	9,252	185,688
Visteon Corp. (a)(b)	9,437	1,302,967
XPEL, Inc. (a)(b)	7,590	585,265

		11,376,782

Automobiles—0.1%
Fisker, Inc. (a)(b)	66,483	426,821
Winnebago Industries, Inc. (b)	10,071	598,721

		1,025,542

Banks—8.2%
1st Source Corp.	5,221	219,752
ACNB Corp. (b)	2,906	91,859
Amalgamated Financial Corp. (b)	5,989	103,131
Amerant Bancorp, Inc. (b)	9,340	162,890
American National Bankshares, Inc.	3,251	123,343
Ameris Bancorp	22,232	853,486
Ames National Corp.	2,972	49,305
Arrow Financial Corp.	5,053	86,005
Associated Banc-Corp.	50,625	866,194
Atlantic Union Bankshares Corp. (b)	24,751	712,334
Axos Financial, Inc. (a)	18,588	703,742
Banc of California, Inc.	18,927	234,316
BancFirst Corp. (b)	7,404	642,149
Bancorp, Inc. (a)	18,070	623,415
Bank First Corp. (b)	3,147	242,791
Bank of Hawaii Corp.	13,183	655,063
Bank of Marin Bancorp (b)	5,192	94,910
Bank of NT Butterfield & Son Ltd. (b)	17,296	468,376
BankUnited, Inc.	24,606	558,556
Bankwell Financial Group, Inc.	1,932	46,890
Banner Corp.	11,395	482,920
Bar Harbor Bankshares	5,292	125,050
BayCom Corp.	4,420	84,908
BCB Bancorp, Inc. (b)	4,956	55,210
Berkshire Hills Bancorp, Inc.	14,603	292,790
Blue Foundry Bancorp (a)(b)	7,608	63,679
Blue Ridge Bankshares, Inc.	7,472	33,773
Bridgewater Bancshares, Inc. (a)(b)	6,071	57,553
Brookline Bancorp, Inc.	30,220	275,304
Burke & Herbert Financial Services Corp. (b)	2,208	102,595
Business First Bancshares, Inc.	7,980	149,705
Byline Bancorp, Inc. (b)	8,821	173,862
C&F Financial Corp. (b)	1,129	60,514
Cadence Bank	61,141	1,297,412
Cambridge Bancorp	2,576	160,459
Camden National Corp. (b)	4,522	127,611
Capital Bancorp, Inc. (b)	3,124	59,762
Capital City Bank Group, Inc.	4,547	135,637
Capitol Federal Financial, Inc. (b)	43,042	205,310
Capstar Financial Holdings, Inc. (b)	5,180	73,504
Carter Bankshares, Inc. (a)	8,108	101,593
Cathay General Bancorp (b)	23,492	816,582
Central Pacific Financial Corp.	8,161	136,125
Central Valley Community Bancorp (b)	3,447	48,637
Chemung Financial Corp. (b)	1,214	48,087
ChoiceOne Financial Services, Inc. (b)	2,407	47,273
Citizens & Northern Corp.	6,038	105,967
Citizens Financial Services, Inc. (b)	1,503	72,024
City Holding Co. (b)	5,120	462,592
Civista Bancshares, Inc.	5,230	81,065
CNB Financial Corp.	6,782	122,822
Coastal Financial Corp. (a)	3,437	147,482
Codorus Valley Bancorp, Inc. (b)	3,294	61,400
Colony Bankcorp, Inc.	5,639	56,362
Columbia Financial, Inc. (a)(b)	11,020	173,124
Community Bank System, Inc.	17,926	756,656

BHFTII-187

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Community Trust Bancorp, Inc.	5,081	$174,075
ConnectOne Bancorp, Inc.	12,128	216,242
CrossFirst Bankshares, Inc. (a)(b)	16,519	166,677
Customers Bancorp, Inc. (a)	9,474	326,379
CVB Financial Corp. (b)	44,953	744,871
Dime Community Bancshares, Inc.	11,336	226,267
Eagle Bancorp, Inc.	9,983	214,135
Eastern Bankshares, Inc.	54,127	678,753
Enterprise Bancorp, Inc.	3,354	91,833
Enterprise Financial Services Corp.	12,204	457,650
Equity Bancshares, Inc. - Class A (b)	4,632	111,492
Esquire Financial Holdings, Inc.	2,392	109,290
ESSA Bancorp, Inc. (b)	3,011	45,195
Evans Bancorp, Inc. (b)	1,818	48,722
Farmers & Merchants Bancorp, Inc. (b)	4,130	72,399
Farmers National Banc Corp. (b)	11,007	127,241
FB Financial Corp.	12,217	346,474
Fidelity D&D Bancorp, Inc. (b)	1,594	72,368
Financial Institutions, Inc.	4,838	81,424
First Bancorp	12,931	363,878
First Bancorp, Inc. (b)	3,758	88,313
First BanCorp/Puerto Rico	59,904	806,308
First Bancshares, Inc.	10,228	275,849
First Bank (b)	5,582	60,174
First Busey Corp.	16,699	320,955
First Business Financial Services, Inc. (b)	2,763	82,918
First Commonwealth Financial Corp. (b)	34,297	418,766
First Community Bankshares, Inc. (b)	5,650	166,392
First Community Corp. (b)	2,558	44,177
First Financial Bancorp	31,251	612,520
First Financial Bankshares, Inc. (b)	43,284	1,087,294
First Financial Corp.	3,977	134,462
First Foundation, Inc.	17,120	104,090
First Interstate BancSystem, Inc. - Class A	27,764	692,434
First Merchants Corp.	19,730	548,889
First Mid Bancshares, Inc.	6,036	160,316
First of Long Island Corp.	7,996	92,034
First Western Financial, Inc. (a)	2,729	49,531
Five Star Bancorp (b)	5,331	106,940
Flushing Financial Corp.	10,410	136,683
FS Bancorp, Inc.	2,273	67,054
Fulton Financial Corp. (b)	53,477	647,606
FVCBankcorp, Inc. (a)(b)	5,163	66,138
German American Bancorp, Inc. (b)	9,350	253,291
Glacier Bancorp, Inc. (b)	37,735	1,075,447
Great Southern Bancorp, Inc.	3,405	163,168
Greene County Bancorp, Inc. (b)	2,424	58,297
Guaranty Bancshares, Inc. (b)	2,906	83,373
Hancock Whitney Corp.	28,838	1,066,718
Hanmi Financial Corp.	9,877	160,304
HarborOne Bancorp, Inc.	12,594	119,895
HBT Financial, Inc.	4,583	83,594
Heartland Financial USA, Inc. (b)	13,834	407,135
Heritage Commerce Corp.	20,117	170,391
Heritage Financial Corp.	12,295	200,531
Hilltop Holdings, Inc.	15,705	445,394
Hingham Institution For Savings The (b)	473	88,333
Home Bancorp, Inc. (b)	2,776	88,471
Home BancShares, Inc. (b)	63,382	1,327,219
HomeStreet, Inc. (b)	6,159	47,979
HomeTrust Bancshares, Inc.	5,432	117,711
Hope Bancorp, Inc.	39,512	349,681
Horizon Bancorp, Inc.	14,606	155,992
Independent Bank Corp.	14,417	707,731
Independent Bank Corp./MI	7,375	135,258
Independent Bank Group, Inc.	11,996	474,442
International Bancshares Corp.	18,077	783,457
John Marshall Bancorp, Inc. (b)	4,296	76,684
Kearny Financial Corp. (b)	20,150	139,640
Lakeland Bancorp, Inc.	21,117	266,497
Lakeland Financial Corp. (b)	8,350	396,291
LCNB Corp. (b)	3,649	52,071
Live Oak Bancshares, Inc.	11,266	326,151
Macatawa Bank Corp. (b)	9,068	81,249
MainStreet Bancshares, Inc. (b)	2,403	49,358
Mercantile Bank Corp.	5,350	165,368
Metrocity Bankshares, Inc. (b)	5,632	110,838
Metropolitan Bank Holding Corp. (a)(b)	3,249	117,874
Mid Penn Bancorp, Inc.	5,091	102,482
Middlefield Banc Corp.	2,691	68,378
Midland States Bancorp, Inc. (b)	6,845	140,596
MidWestOne Financial Group, Inc.	4,795	97,482
MVB Financial Corp.	3,791	85,601
National Bank Holdings Corp. - Class A (b)	12,399	368,994
National Bankshares, Inc. (b)	1,983	49,654
NBT Bancorp, Inc. (b)	15,340	486,125
Nicolet Bankshares, Inc. (b)	4,330	302,147
Northeast Bank (b)	2,320	102,312
Northeast Community Bancorp, Inc. (b)	4,595	67,822
Northfield Bancorp, Inc.	12,077	114,128
Northrim BanCorp, Inc.	1,883	74,604
Northwest Bancshares, Inc. (b)	42,865	438,509
Norwood Financial Corp. (b)	2,522	64,967
Oak Valley Bancorp	2,317	58,110
OceanFirst Financial Corp.	20,664	299,008
OFG Bancorp	15,488	462,472
Old National Bancorp	97,395	1,416,123
Old Second Bancorp, Inc.	14,378	195,685
Orange County Bancorp, Inc. (b)	1,834	79,174
Origin Bancorp, Inc.	9,835	283,936
Orrstown Financial Services, Inc.	3,982	83,662
Pacific Premier Bancorp, Inc.	31,429	683,895
PacWest Bancorp	40,405	319,604
Park National Corp. (b)	4,856	458,989
Parke Bancorp, Inc. (b)	3,496	56,950
Pathward Financial, Inc.	8,862	408,450
PCB Bancorp (b)	4,027	62,217
Peapack-Gladstone Financial Corp.	6,072	155,747
Penns Woods Bancorp, Inc.	2,355	49,643
Peoples Bancorp, Inc. (b)	11,263	285,855
Peoples Financial Services Corp.	2,533	101,573
Plumas Bancorp (b)	1,875	64,013
Ponce Financial Group, Inc. (a)(b)	7,031	54,982
Preferred Bank (b)	4,747	295,501

BHFTII-188

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Premier Financial Corp.	11,932	$203,560
Primis Financial Corp.	7,589	61,850
Princeton Bancorp, Inc. (b)	1,758	50,964
Provident Financial Services, Inc. (b)	24,532	375,094
QCR Holdings, Inc. (b)	5,564	269,965
RBB Bancorp (b)	4,676	59,759
Red River Bancshares, Inc. (b)	1,618	74,363
Renasant Corp. (b)	17,894	468,644
Republic Bancorp, Inc. - Class A	3,075	135,454
S&T Bancorp, Inc.	13,516	366,013
Sandy Spring Bancorp, Inc. (b)	15,275	327,343
Seacoast Banking Corp. of Florida	28,311	621,710
ServisFirst Bancshares, Inc. (b)	17,117	892,994
Shore Bancshares, Inc. (b)	10,221	107,525
Sierra Bancorp	3,863	73,242
Simmons First National Corp. - Class A (b)	42,420	719,443
SmartFinancial, Inc. (b)	5,462	116,723
South Plains Financial, Inc.	3,888	102,799
Southern First Bancshares, Inc. (a)	2,574	69,344
Southern Missouri Bancorp, Inc.	3,031	117,269
Southern States Bancshares, Inc. (b)	2,700	60,993
Southside Bancshares, Inc.	9,274	266,164
SouthState Corp.	25,549	1,720,981
Stellar Bancorp, Inc.	15,697	334,660
Sterling Bancorp, Inc. (a)(b)	7,446	43,485
Stock Yards Bancorp, Inc. (b)	8,761	344,220
Summit Financial Group, Inc.	4,198	94,623
Texas Capital Bancshares, Inc. (a)	16,203	954,357
Third Coast Bancshares, Inc. (a)	4,809	82,234
Timberland Bancorp, Inc. (b)	2,592	70,243
Tompkins Financial Corp.	4,590	224,864
Towne Bank	23,282	533,856
TriCo Bancshares (b)	10,668	341,696
Triumph Financial, Inc. (a)	7,535	488,193
TrustCo Bank Corp.	5,837	159,292
Trustmark Corp.	20,462	444,639
UMB Financial Corp.	14,557	903,262
United Bankshares, Inc. (b)	44,009	1,214,208
United Community Banks, Inc. (b)	38,819	986,391
Unity Bancorp, Inc.	2,408	56,419
Univest Financial Corp.	9,428	163,859
Valley National Bancorp (b)	144,649	1,238,195
Veritex Holdings, Inc.	17,694	317,607
Virginia National Bankshares Corp.	1,715	52,050
Washington Federal, Inc.	22,314	571,685
Washington Trust Bancorp, Inc.	5,542	145,921
WesBanco, Inc.	19,306	471,453
West BanCorp, Inc. (b)	5,498	89,672
Westamerica BanCorp	8,792	380,254
WSFS Financial Corp.	20,665	754,272

		63,748,093

Beverages—0.4%
Coca-Cola Consolidated, Inc.	1,600	1,018,112
Duckhorn Portfolio, Inc. (a)	13,689	140,449
MGP Ingredients, Inc.	5,324	561,576
National Beverage Corp. (a)	8,223	386,645
Primo Water Corp.	51,384	709,099
Vita Coco Co., Inc. (a)(b)	10,537	274,384

		3,090,265

Biotechnology—6.3%
2seventy bio, Inc. (a)	17,226	67,526
4D Molecular Therapeutics, Inc. (a)	13,421	170,849
89bio, Inc. (a)(b)	20,747	320,334
ACADIA Pharmaceuticals, Inc. (a)	40,490	843,812
ACELYRIN, Inc. (a)(b)	11,551	117,474
Actinium Pharmaceuticals, Inc. (a)(b)	8,804	52,120
ADMA Biologics, Inc. (a)	70,877	253,740
Aerovate Therapeutics, Inc. (a)(b)	3,363	45,636
Agenus, Inc. (a)(b)	115,321	130,313
Agios Pharmaceuticals, Inc. (a)(b)	18,399	455,375
Akero Therapeutics, Inc. (a)	17,171	868,509
Aldeyra Therapeutics, Inc. (a)	15,698	104,863
Alector, Inc. (a)	20,549	133,157
Alkermes PLC (a)	55,609	1,557,608
Allakos, Inc. (a)	22,437	50,932
Allogene Therapeutics, Inc. (a)(b)	26,931	85,371
Allovir, Inc. (a)(b)	10,797	23,214
Alpine Immune Sciences, Inc. (a)(b)	10,697	122,481
Altimmune, Inc. (a)(b)	16,737	43,516
Amicus Therapeutics, Inc. (a)	94,876	1,153,692
AnaptysBio, Inc. (a)	7,034	126,331
Anavex Life Sciences Corp. (a)(b)	23,292	152,563
Anika Therapeutics, Inc. (a)	4,948	92,181
Apogee Therapeutics, Inc. (a)	6,767	144,137
Arbutus Biopharma Corp. (a)	38,721	78,604
Arcellx, Inc. (a)(b)	12,838	460,627
Arcturus Therapeutics Holdings, Inc. (a)(b)	7,412	189,377
Arcus Biosciences, Inc. (a)	17,324	310,966
Arcutis Biotherapeutics, Inc. (a)(b)	17,302	91,874
Ardelyx, Inc. (a)(b)	71,545	291,904
Arrowhead Pharmaceuticals, Inc. (a)	34,801	935,103
ARS Pharmaceuticals, Inc. (a)(b)	8,767	33,139
Astria Therapeutics, Inc. (a)(b)	8,633	64,402
Atara Biotherapeutics, Inc. (a)(b)	32,193	47,646
Aura Biosciences, Inc. (a)(b)	9,525	85,439
Aurinia Pharmaceuticals, Inc. (a)(b)	46,041	357,739
Avid Bioservices, Inc. (a)(b)	20,292	191,556
Avidity Biosciences, Inc. (a)	23,745	151,493
Avita Medical, Inc. (a)(b)	8,679	126,800
Beam Therapeutics, Inc. (a)(b)	22,916	551,130
BioCryst Pharmaceuticals, Inc. (a)(b)	62,014	439,059
Biohaven Ltd. (a)	19,700	512,397
Biomea Fusion, Inc. (a)(b)	6,771	93,169
Bluebird Bio, Inc. (a)(b)	34,986	106,357
Blueprint Medicines Corp. (a)	20,651	1,037,093
Bridgebio Pharma, Inc. (a)(b)	38,410	1,012,872
Cabaletta Bio, Inc. (a)	11,650	177,313
CareDx, Inc. (a)	17,647	123,529
Caribou Biosciences, Inc. (a)(b)	25,882	123,716
Carisma Therapeutics, Inc.	9,023	38,167

BHFTII-189

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Catalyst Pharmaceuticals, Inc. (a)	32,720	$382,497
Celcuity, Inc. (a)(b)	5,835	53,332
Celldex Therapeutics, Inc. (a)	15,155	417,066
Cerevel Therapeutics Holdings, Inc. (a)(b)	20,853	455,221
Cogent Biosciences, Inc. (a)(b)	27,259	265,775
Coherus Biosciences, Inc. (a)(b)	33,795	126,393
Compass Therapeutics, Inc. (a)(b)	31,772	62,591
Crinetics Pharmaceuticals, Inc. (a)	21,639	643,544
Cullinan Oncology, Inc. (a)(b)	7,747	70,110
Cytokinetics, Inc. (a)(b)	31,222	919,800
Day One Biopharmaceuticals, Inc. (a)	21,272	261,007
Deciphera Pharmaceuticals, Inc. (a)	17,465	222,155
Denali Therapeutics, Inc. (a)	39,602	816,989
Disc Medicine, Inc. (a)(b)	3,048	143,195
Dynavax Technologies Corp. (a)	43,478	642,170
Dyne Therapeutics, Inc. (a)(b)	14,586	130,691
Eagle Pharmaceuticals, Inc. (a)	3,536	55,763
Editas Medicine, Inc. (a)(b)	27,727	216,271
Emergent BioSolutions, Inc. (a)(b)	17,598	59,833
Enanta Pharmaceuticals, Inc. (a)	6,820	76,179
Entrada Therapeutics, Inc. (a)(b)	7,438	117,520
EQRx, Inc. (a)(b)	109,112	242,229
Erasca, Inc. (a)(b)	23,988	47,256
Fate Therapeutics, Inc. (a)	28,366	60,136
Fennec Pharmaceuticals, Inc. (a)	6,156	46,232
Foghorn Therapeutics, Inc. (a)(b)	7,279	36,395
Genelux Corp. (a)(b)	6,436	157,618
Generation Bio Co. (a)(b)	15,310	58,025
Geron Corp. (a)(b)	167,062	354,171
Gritstone bio, Inc. (a)	29,698	51,081
Halozyme Therapeutics, Inc. (a)	43,382	1,657,192
Heron Therapeutics, Inc. (a)(b)	32,773	33,756
HilleVax, Inc. (a)(b)	7,356	98,938
Humacyte, Inc. (a)(b)	22,468	65,831
Icosavax, Inc. (a)(b)	8,168	63,302
Ideaya Biosciences, Inc. (a)(b)	18,218	491,522
Immuneering Corp. - Class A (a)(b)	7,160	54,989
ImmunityBio, Inc. (a)(b)	37,195	62,859
ImmunoGen, Inc. (a)	81,345	1,290,945
Immunovant, Inc. (a)(b)	18,112	695,320
Inhibrx, Inc. (a)	11,523	211,447
Inozyme Pharma, Inc. (a)(b)	11,471	48,178
Insmed, Inc. (a)(b)	43,647	1,102,087
Intellia Therapeutics, Inc. (a)(b)	29,573	935,098
Intercept Pharmaceuticals, Inc. (a)(b)	13,739	254,721
Iovance Biotherapeutics, Inc. (a)	77,033	350,500
Ironwood Pharmaceuticals, Inc. (a)	44,956	432,926
iTeos Therapeutics, Inc. (a)(b)	7,999	87,589
Janux Therapeutics, Inc. (a)	7,592	76,527
KalVista Pharmaceuticals, Inc. (a)(b)	8,595	82,770
Karyopharm Therapeutics, Inc. (a)(b)	38,311	51,337
Keros Therapeutics, Inc. (a)	7,559	240,981
Kiniksa Pharmaceuticals Ltd. - Class A (a)(b)	11,087	192,581
Krystal Biotech, Inc. (a)	7,224	837,984
Kura Oncology, Inc. (a)	23,723	216,354
Kymera Therapeutics, Inc. (a)	12,984	180,478
Lexicon Pharmaceuticals, Inc. (a)(b)	28,658	31,237
Lineage Cell Therapeutics, Inc. (a)(b)	43,730	51,601
Lyell Immunopharma, Inc. (a)(b)	59,414	87,339
MacroGenics, Inc. (a)	21,437	99,896
Madrigal Pharmaceuticals, Inc. (a)(b)	4,565	666,673
MannKind Corp. (a)(b)	86,216	356,072
MeiraGTx Holdings PLC (a)(b)	10,435	51,236
Merrimack Pharmaceuticals, Inc. (a)	3,568	43,993
Mersana Therapeutics, Inc. (a)(b)	29,899	37,972
MiMedx Group, Inc. (a)	38,348	279,557
Mineralys Therapeutics, Inc. (a)(b)	4,532	43,099
Mirum Pharmaceuticals, Inc. (a)(b)	8,984	283,894
Monte Rosa Therapeutics, Inc. (a)(b)	11,684	55,966
Morphic Holding, Inc. (a)	11,547	264,542
Myriad Genetics, Inc. (a)	27,414	439,721
Novavax, Inc. (a)(b)	29,269	211,908
Nurix Therapeutics, Inc. (a)	15,059	118,364
Nuvalent, Inc. - Class A (a)(b)	8,130	373,736
Olema Pharmaceuticals, Inc. (a)	9,480	117,078
Organogenesis Holdings, Inc. (a)(b)	24,595	78,212
ORIC Pharmaceuticals, Inc. (a)	13,189	79,793
Ovid therapeutics, Inc. (a)(b)	20,173	77,464
PDS Biotechnology Corp. (a)(b)	9,495	47,950
PMV Pharmaceuticals, Inc. (a)(b)	13,301	81,668
Point Biopharma Global, Inc. (a)	29,840	199,033
Poseida Therapeutics, Inc. (a)	23,094	54,964
Precigen, Inc. (a)(b)	42,452	60,282
Prime Medicine, Inc. (a)(b)	13,523	129,009
ProKidney Corp. (a)(b)	21,049	96,404
Protagonist Therapeutics, Inc. (a)(b)	18,188	303,376
Prothena Corp. PLC (a)	13,899	670,627
PTC Therapeutics, Inc. (a)	23,732	531,834
Rallybio Corp. (a)(b)	10,799	36,393
RAPT Therapeutics, Inc. (a)(b)	10,106	167,962
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	46,662	356,964
REGENXBIO, Inc. (a)	14,967	246,357
Relay Therapeutics, Inc. (a)(b)	28,711	241,459
Replimune Group, Inc. (a)(b)	13,678	234,031
Revolution Medicines, Inc. (a)	34,003	941,203
Rhythm Pharmaceuticals, Inc. (a)	17,251	395,479
Rigel Pharmaceuticals, Inc. (a)(b)	58,974	63,692
Rocket Pharmaceuticals, Inc. (a)	18,131	371,504
Sage Therapeutics, Inc. (a)	17,540	360,973
Sana Biotechnology, Inc. (a)(b)	30,778	119,111
Sangamo Therapeutics, Inc. (a)(b)	45,715	27,420
Savara, Inc. (a)(b)	25,787	97,475
Scholar Rock Holding Corp. (a)(b)	14,853	105,456
Selecta Biosciences, Inc. (a)(b)	39,548	41,921
Seres Therapeutics, Inc. (a)(b)	32,717	77,866
SpringWorks Therapeutics, Inc. (a)(b)	19,549	451,973
Stoke Therapeutics, Inc. (a)(b)	9,296	36,626
Summit Therapeutics, Inc. (a)(b)	40,272	75,309
Sutro Biopharma, Inc. (a)(b)	18,256	63,348
Syndax Pharmaceuticals, Inc. (a)(b)	22,105	320,965
Tango Therapeutics, Inc. (a)(b)	16,583	186,725
Tenaya Therapeutics, Inc. (a)(b)	15,995	40,787
TG Therapeutics, Inc. (a)(b)	45,999	384,552

BHFTII-190

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Travere Therapeutics, Inc. (a)	24,448	$218,565
Twist Bioscience Corp. (a)(b)	19,106	387,088
Tyra Biosciences, Inc. (a)(b)	4,942	68,051
UroGen Pharma Ltd. (a)(b)	6,617	92,704
Vanda Pharmaceuticals, Inc. (a)	19,612	84,724
Vaxcyte, Inc. (a)(b)	31,340	1,597,713
Vera Therapeutics, Inc. (a)(b)	11,588	158,871
Veracyte, Inc. (a)(b)	24,557	548,358
Vericel Corp. (a)	16,730	560,790
Verve Therapeutics, Inc. (a)(b)	17,210	228,205
Viking Therapeutics, Inc. (a)	32,245	356,952
Vir Biotechnology, Inc. (a)	28,085	263,156
Viridian Therapeutics, Inc. (a)(b)	14,165	217,291
Voyager Therapeutics, Inc. (a)	10,699	82,917
X4 Pharmaceuticals, Inc. (a)(b)	41,610	45,355
Xencor, Inc. (a)	19,810	399,171
XOMA Corp. (a)	2,490	35,084
Y-mAbs Therapeutics, Inc. (a)	12,818	69,858
Zentalis Pharmaceuticals, Inc. (a)	19,529	391,752
Zymeworks, Inc. (a)(b)	18,380	116,529

		49,147,847

Broadline Retail—0.1%
Big Lots, Inc. (b)	10,588	54,105
ContextLogic, Inc. - Class A (a)	1	4
Dillard’s, Inc. - Class A (b)	1,212	400,942
Savers Value Village, Inc. (a)	8,917	166,480

		621,531

Building Products—1.8%
AAON, Inc.	22,722	1,292,200
American Woodmark Corp. (a)	5,524	417,670
Apogee Enterprises, Inc.	7,504	353,288
AZZ, Inc.	8,063	367,511
CSW Industrials, Inc.	5,170	905,991
Gibraltar Industries, Inc. (a)	10,324	696,973
Griffon Corp.	14,297	567,162
Insteel Industries, Inc.	5,906	191,709
Janus International Group, Inc. (a)	28,699	307,079
JELD-WEN Holding, Inc. (a)	28,116	375,630
Masonite International Corp. (a)	7,534	702,319
Masterbrand, Inc. (a)	43,835	532,595
PGT Innovations, Inc. (a)	19,265	534,604
Quanex Building Products Corp.	10,969	308,997
Resideo Technologies, Inc. (a)	47,646	752,807
Simpson Manufacturing Co., Inc.	14,424	2,160,859
UFP Industries, Inc.	20,154	2,063,770
Zurn Elkay Water Solutions Corp. - Class C (b)	49,633	1,390,717

		13,921,881

Capital Markets—1.4%
AlTi Global, Inc. (a)(b)	7,628	53,091
Artisan Partners Asset Management, Inc. - Class A (b)	20,274	758,653
AssetMark Financial Holdings, Inc. (a)	7,299	183,059
Avantax, Inc. (a)	13,216	338,065
B Riley Financial, Inc.	6,563	269,017
BGC Group, Inc. - Class A (b)	106,258	561,042
Brightsphere Investment Group, Inc. (b)	11,092	215,074
Cohen & Steers, Inc. (b)	8,580	537,880
Diamond Hill Investment Group, Inc.	1,057	178,179
Donnelley Financial Solutions, Inc. (a)	8,485	477,536
Forge Global Holdings, Inc. (a)(b)	38,711	78,583
GCM Grosvenor, Inc. - Class A (b)	15,754	122,251
Hamilton Lane, Inc. - Class A	12,121	1,096,223
Moelis & Co. - Class A (b)	22,432	1,012,356
Open Lending Corp. - Class A (a)(b)	33,748	247,035
P10, Inc. - Class A (b)	14,767	172,036
Patria Investments Ltd. - Class A (b)	18,491	269,599
Perella Weinberg Partners	13,187	134,244
Piper Sandler Cos.	5,754	836,114
PJT Partners, Inc. - Class A	7,690	610,894
Sculptor Capital Management, Inc.	8,165	94,714
Silvercrest Asset Management Group, Inc. - Class A	3,311	52,546
StepStone Group, Inc. - Class A	18,138	572,798
StoneX Group, Inc. (a)	5,797	561,845
Victory Capital Holdings, Inc. - Class A	9,416	313,929
Virtus Investment Partners, Inc.	2,293	463,163
WisdomTree, Inc. (b)	46,043	322,301

		10,532,227

Chemicals—1.8%
AdvanSix, Inc.	9,088	282,455
American Vanguard Corp.	7,328	80,095
Aspen Aerogels, Inc. (a)(b)	17,010	146,286
Avient Corp.	30,374	1,072,810
Balchem Corp.	10,637	1,319,413
Cabot Corp. (b)	18,488	1,280,664
Chase Corp.	2,546	323,928
Core Molding Technologies, Inc. (a)	2,627	74,843
Danimer Scientific, Inc. (a)(b)	30,975	64,118
Ecovyst, Inc. (a)	31,973	314,614
FutureFuel Corp. (b)	8,809	63,161
Hawkins, Inc.	6,554	385,703
HB Fuller Co. (b)	17,873	1,226,267
Ingevity Corp. (a)	11,894	566,273
Innospec, Inc.	8,439	862,466
Intrepid Potash, Inc. (a)(b)	3,574	89,922
Koppers Holdings, Inc.	6,870	271,708
Kronos Worldwide, Inc. (b)	7,992	61,938
Livent Corp. (a)(b)	60,538	1,114,505
LSB Industries, Inc. (a)(b)	18,486	189,112
Mativ Holdings, Inc. (b)	18,543	264,423
Minerals Technologies, Inc.	11,123	609,095
Origin Materials, Inc. (a)(b)	37,920	48,538
Orion SA (b)	18,831	400,724
Perimeter Solutions SA (a)(b)	53,195	241,505
PureCycle Technologies, Inc. (a)(b)	39,340	220,697
Quaker Chemical Corp.	4,562	729,920
Rayonier Advanced Materials, Inc. (a)	21,520	76,181
Sensient Technologies Corp.	13,890	812,287
Stepan Co.	7,227	541,808

BHFTII-191

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Trinseo PLC	12,474	$101,913
Tronox Holdings PLC (b)	37,491	503,879

		14,341,251

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	22,236	889,662
ACCO Brands Corp.	30,953	177,670
ACV Auctions, Inc. - Class A (a)(b)	42,821	650,023
Aris Water Solutions, Inc. - Class A (b)	10,439	104,181
BrightView Holdings, Inc. (a)(b)	13,931	107,965
Brink’s Co.	15,273	1,109,431
Casella Waste Systems, Inc. - Class A (a)(b)	18,858	1,438,865
CECO Environmental Corp. (a)	9,985	159,461
Cimpress PLC (a)	5,662	396,397
CoreCivic, Inc. (a)	37,336	420,030
Deluxe Corp. (b)	14,396	271,941
Ennis, Inc.	9,011	191,213
Enviri Corp. (a)(b)	26,422	190,767
GEO Group, Inc. (a)(b)	40,071	327,781
Healthcare Services Group, Inc.	24,352	253,991
Heritage-Crystal Clean, Inc. (a)	5,903	267,701
HNI Corp.	15,255	528,281
Interface, Inc.	19,325	189,578
LanzaTech Global, Inc. (a)(b)	7,524	35,137
Li-Cycle Holdings Corp. (a)(b)	45,980	163,229
Liquidity Services, Inc. (a)	7,856	138,423
Matthews International Corp. - Class A	9,973	388,049
MillerKnoll, Inc.	25,792	630,614
Montrose Environmental Group, Inc. (a)	9,033	264,306
OPENLANE, Inc. (a)(b)	36,524	544,938
Performant Financial Corp. (a)(b)	22,685	51,268
Pitney Bowes, Inc.	58,239	175,882
Quad/Graphics, Inc. (a)	10,673	53,685
SP Plus Corp. (a)	6,829	246,527
Steelcase, Inc. - Class A (b)	29,276	327,013
UniFirst Corp.	5,018	817,984
Viad Corp. (a)(b)	6,618	173,392
VSE Corp. (b)	4,282	215,984

		11,901,369

Communications Equipment—0.7%
ADTRAN Holdings, Inc. (b)	25,898	213,141
Aviat Networks, Inc. (a)	3,608	112,570
Calix, Inc. (a)	19,781	906,761
Clearfield, Inc. (a)(b)	4,399	126,075
CommScope Holding Co., Inc. (a)	69,077	232,099
Comtech Telecommunications Corp.	9,651	84,446
Digi International, Inc. (a)	11,390	307,530
Extreme Networks, Inc. (a)	43,045	1,042,120
Harmonic, Inc. (a)(b)	36,946	355,790
Infinera Corp. (a)(b)	62,963	263,185
NETGEAR, Inc. (a)	10,251	129,060
NetScout Systems, Inc. (a)	22,412	627,984
Ribbon Communications, Inc. (a)(b)	24,571	65,850
Viavi Solutions, Inc. (a)	73,717	673,773

		5,140,384

Construction & Engineering—1.6%
Ameresco, Inc. - Class A (a)(b)	10,710	412,978
API Group Corp. (a)	70,149	1,818,964
Arcosa, Inc.	16,119	1,158,956
Argan, Inc.	4,530	206,206
Bowman Consulting Group Ltd. (a)(b)	3,487	97,741
Comfort Systems USA, Inc.	11,863	2,021,574
Concrete Pumping Holdings, Inc. (a)(b)	8,982	77,066
Construction Partners, Inc. - Class A (a)	13,715	501,420
Dycom Industries, Inc. (a)(b)	9,730	865,970
Eneti, Inc.	8,218	82,837
Fluor Corp. (a)	47,959	1,760,095
Granite Construction, Inc. (b)	14,748	560,719
Great Lakes Dredge & Dock Corp. (a)	21,996	175,308
IES Holdings, Inc. (a)	2,867	188,849
Limbach Holdings, Inc. (a)(b)	3,105	98,522
MYR Group, Inc. (a)	5,521	744,010
Northwest Pipe Co. (a)	3,497	105,504
Primoris Services Corp.	17,171	562,007
Sterling Infrastructure, Inc. (a)	9,847	723,557
Tutor Perini Corp. (a)	14,544	113,879

		12,276,162

Construction Materials—0.3%
Knife River Corp. (a)(b)	18,996	927,575
Summit Materials, Inc. - Class A (a)	40,081	1,248,122
U.S. Lime & Minerals, Inc.	743	149,343

		2,325,040

Consumer Finance—0.8%
Atlanticus Holdings Corp. (a)(b)	1,591	48,223
Bread Financial Holdings, Inc.	16,854	576,407
Encore Capital Group, Inc. (a)(b)	7,642	364,982
Enova International, Inc. (a)	10,006	509,005
FirstCash Holdings, Inc.	12,699	1,274,726
Green Dot Corp. - Class A (a)	15,976	222,546
LendingClub Corp. (a)	34,752	211,987
LendingTree, Inc. (a)	4,341	67,286
Navient Corp.	28,893	497,537
Nelnet, Inc. - Class A	5,036	449,816
NerdWallet, Inc. - Class A (a)(b)	11,864	105,471
PRA Group, Inc. (a)	12,838	246,618
PROG Holdings, Inc. (a)	15,550	516,415
Regional Management Corp.	3,196	88,465
Upstart Holdings, Inc. (a)(b)	24,285	693,094
World Acceptance Corp. (a)(b)	1,225	155,648

		6,028,226

Consumer Staples Distribution & Retail—0.6%
Andersons, Inc.	10,418	536,631
Chefs’ Warehouse, Inc. (a)	11,522	244,036
HF Foods Group, Inc. (a)(b)	13,686	54,334

BHFTII-192

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Staples Distribution & Retail—(Continued)
Ingles Markets, Inc. - Class A	4,911	$369,946
Natural Grocers by Vitamin Cottage, Inc.	3,115	40,215
PriceSmart, Inc. (b)	8,672	645,457
SpartanNash Co.	12,524	275,528
Sprouts Farmers Market, Inc. (a)(b)	34,538	1,478,226
United Natural Foods, Inc. (a)	20,059	283,634
Village Super Market, Inc. - Class A	2,910	65,882
Weis Markets, Inc. (b)	5,704	359,352

		4,353,241

Containers & Packaging—0.3%
Greif, Inc. - Class A	8,109	541,762
Greif, Inc. - Class B	1,893	125,998
Myers Industries, Inc.	11,721	210,158
O-I Glass, Inc. (a)	51,220	856,911
Pactiv Evergreen, Inc.	17,273	140,429
Ranpak Holdings Corp. (a)(b)	12,914	70,252
TriMas Corp.	14,122	349,661

		2,295,171

Distributors—0.0%
Weyco Group, Inc.	2,058	52,170

Diversified Consumer Services—1.1%
2U, Inc. (a)	25,600	63,232
Adtalem Global Education, Inc. (a)(b)	14,779	633,280
Carriage Services, Inc.	4,082	115,317
Chegg, Inc. (a)	37,722	336,480
Coursera, Inc. (a)	43,951	821,444
Duolingo, Inc. (a)(b)	9,647	1,600,148
European Wax Center, Inc. - Class A (a)(b)	11,678	189,184
Frontdoor, Inc. (a)	27,922	854,134
Graham Holdings Co. - Class B	1,196	697,268
Laureate Education, Inc.	43,993	620,301
Lincoln Educational Services Corp. (a)(b)	8,074	68,225
Nerdy, Inc. (a)(b)	20,830	77,071
OneSpaWorld Holdings Ltd. (a)(b)	27,979	313,924
Perdoceo Education Corp.	21,331	364,760
Rover Group, Inc. (a)(b)	34,168	213,892
Strategic Education, Inc.	7,768	584,542
Stride, Inc. (a)	14,188	638,886
Udemy, Inc. (a)(b)	29,152	276,944
Universal Technical Institute, Inc. (a)(b)	11,334	94,979
WW International, Inc. (a)	18,762	207,695

		8,771,706

Diversified REITs—0.6%
Alexander & Baldwin, Inc.	23,869	399,328
Alpine Income Property Trust, Inc. (b)	4,463	73,015
American Assets Trust, Inc.	17,223	334,987
Armada Hoffler Properties, Inc.	22,515	230,554
Broadstone Net Lease, Inc.	63,286	904,990
CTO Realty Growth, Inc.	7,496	121,510
Empire State Realty Trust, Inc. - Class A	44,942	361,334
Essential Properties Realty Trust, Inc. (b)	52,120	1,127,356
Gladstone Commercial Corp. (b)	13,245	161,059
Global Net Lease, Inc. (b)	64,704	621,806
NexPoint Diversified Real Estate Trust	10,761	93,728
One Liberty Properties, Inc. (b)	4,484	84,613
Star Holdings (a)(b)	4,337	54,299

		4,568,579

Diversified Telecommunication Services—0.4%
Anterix, Inc. (a)(b)	4,294	134,746
AST SpaceMobile, Inc. (a)(b)	28,234	107,289
ATN International, Inc.	3,399	107,273
Bandwidth, Inc. - Class A (a)	8,108	91,377
Cogent Communications Holdings, Inc.	14,461	895,136
Consolidated Communications Holdings, Inc. (a)(b)	25,181	86,119
EchoStar Corp. - Class A (a)(b)	11,847	198,437
Globalstar, Inc. (a)(b)	230,488	301,939
IDT Corp. - Class B (a)	5,006	110,382
Liberty Latin America Ltd. - Class A (a)	13,149	107,296
Liberty Latin America Ltd. - Class C (a)	47,385	386,662
Lumen Technologies, Inc. (a)(b)	337,829	479,717
Ooma, Inc. (a)	8,609	112,003

		3,118,376

Electric Utilities—0.7%
ALLETE, Inc.	19,317	1,019,937
Genie Energy Ltd. - Class B (b)	6,623	97,557
MGE Energy, Inc.	12,023	823,696
Otter Tail Corp. (b)	13,613	1,033,499
PNM Resources, Inc.	28,574	1,274,686
Portland General Electric Co.	32,566	1,318,272

		5,567,647

Electrical Equipment—1.5%
Allient, Inc.	4,654	143,902
Array Technologies, Inc. (a)(b)	51,455	1,141,787
Atkore, Inc. (a)(b)	12,909	1,925,894
Babcock & Wilcox Enterprises, Inc. (a)(b)	20,449	86,090
Blink Charging Co. (a)(b)	18,524	56,684
Bloom Energy Corp. - Class A (a)(b)	64,618	856,835
Encore Wire Corp. (b)	5,351	976,344
Energy Vault Holdings, Inc. (a)(b)	34,455	87,860
EnerSys	13,837	1,309,949
Enovix Corp. (a)(b)	46,168	579,408
Eos Energy Enterprises, Inc. (a)(b)	37,219	80,021
ESS Tech, Inc. (a)	33,833	63,606
Fluence Energy, Inc. (a)(b)	13,273	305,146
FuelCell Energy, Inc. (a)	137,549	176,063
GrafTech International Ltd. (b)	65,339	250,248
LSI Industries, Inc.	8,816	139,998
NEXTracker, Inc. - Class A (a)	16,690	670,270
NuScale Power Corp. (a)(b)	18,459	90,449
Powell Industries, Inc.	3,142	260,472
Preformed Line Products Co. (b)	876	142,420
SES AI Corp. (a)(b)	43,748	99,308
Shoals Technologies Group, Inc. - Class A (a)	57,645	1,052,021

BHFTII-193

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Stem, Inc. (a)(b)	49,764	$210,999
SunPower Corp. (a)(b)	27,543	169,940
Thermon Group Holdings, Inc. (a)	11,598	318,597
TPI Composites, Inc. (a)(b)	14,105	37,378
Vicor Corp. (a)	7,241	426,423

		11,658,112

Electronic Equipment, Instruments & Components—2.7%
908 Devices, Inc. (a)(b)	7,715	51,382
Advanced Energy Industries, Inc. (b)	12,508	1,289,825
Arlo Technologies, Inc. (a)	29,346	302,264
Badger Meter, Inc. (b)	9,792	1,408,775
Bel Fuse, Inc. - Class B	3,517	167,831
Belden, Inc.	14,345	1,385,010
Benchmark Electronics, Inc.	12,513	303,565
Climb Global Solutions, Inc. (b)	1,406	60,472
CTS Corp.	10,302	430,006
Daktronics, Inc. (a)	13,182	117,583
ePlus, Inc. (a)	8,957	568,949
Evolv Technologies Holdings, Inc. (a)(b)	38,404	186,643
Fabrinet (a)(b)	12,442	2,073,086
FARO Technologies, Inc. (a)	6,602	100,549
Insight Enterprises, Inc. (a)(b)(e)	9,628	1,400,874
Iteris, Inc. (a)(b)	14,459	59,860
Itron, Inc. (a)	15,278	925,541
Kimball Electronics, Inc. (a)	7,836	214,550
Knowles Corp. (a)(b)	30,951	458,384
Lightwave Logic, Inc. (a)(b)	39,253	175,461
Luna Innovations, Inc. (a)(b)	10,812	63,358
Methode Electronics, Inc.	12,060	275,571
MicroVision, Inc. (a)(b)	56,055	122,760
Mirion Technologies, Inc. (a)	67,650	505,346
Napco Security Technologies, Inc.	10,591	235,650
nLight, Inc. (a)(b)	14,866	154,606
Novanta, Inc. (a)	11,932	1,711,526
OSI Systems, Inc. (a)	5,288	624,196
Ouster, Inc. (a)	1	5
PAR Technology Corp. (a)(b)	8,919	343,738
PC Connection, Inc.	3,547	189,339
Plexus Corp. (a)(b)(e)	9,231	858,298
Richardson Electronics Ltd.	4,045	44,212
Rogers Corp. (a)	5,809	763,709
Sanmina Corp. (a)	19,251	1,044,944
ScanSource, Inc. (a)	8,101	245,541
SmartRent, Inc. (a)(b)	62,929	164,245
TTM Technologies, Inc. (a)	32,970	424,654
Vishay Intertechnology, Inc. (b)	43,569	1,077,026
Vishay Precision Group, Inc. (a)	4,194	140,835
Vuzix Corp. (a)(b)	20,511	74,455

		20,744,624

Energy Equipment & Services—2.9%
Archrock, Inc.	45,405	572,103
Atlas Energy Solutions, Inc. - Class A	5,687	126,422
Borr Drilling Ltd. (a)	77,288	548,745
Bristow Group, Inc. (a)	8,308	234,036
Cactus, Inc. - Class A (b)	21,686	1,088,854
ChampionX Corp.	66,418	2,365,809
Core Laboratories, Inc. (b)	15,744	378,013
Diamond Offshore Drilling, Inc. (a)(b)	35,307	518,307
DMC Global, Inc. (a)(b)	6,765	165,540
Dril-Quip, Inc. (a)	11,785	331,983
Expro Group Holdings NV (a)	29,203	678,386
Forum Energy Technologies, Inc. (a)	3,314	79,602
Helix Energy Solutions Group, Inc. (a)(b)	48,941	546,671
Helmerich & Payne, Inc.	32,515	1,370,832
KLX Energy Services Holdings, Inc. (a)	4,320	51,192
Kodiak Gas Services, Inc. (a)	5,429	97,071
Liberty Energy, Inc.	55,206	1,022,415
Mammoth Energy Services, Inc. (a)(b)	7,835	36,354
Nabors Industries Ltd. (a)(b)	3,057	376,439
Newpark Resources, Inc. (a)	22,736	157,106
Noble Corp. PLC	37,054	1,876,785
Oceaneering International, Inc. (a)	33,608	864,398
Oil States International, Inc. (a)	20,142	168,589
Patterson-UTI Energy, Inc. (b)	118,069	1,634,075
ProFrac Holding Corp. - Class A (a)(b)	8,200	89,216
ProPetro Holding Corp. (a)	33,144	352,321
Ranger Energy Services, Inc.	5,274	74,785
RPC, Inc. (b)	28,422	254,093
SEACOR Marine Holdings, Inc. (a)(b)	8,136	112,928
Seadrill Ltd. (a)	17,044	763,401
Select Water Solutions, Inc.	28,634	227,640
Solaris Oilfield Infrastructure, Inc. - Class A	10,753	114,627
TETRA Technologies, Inc. (a)	42,249	269,549
Tidewater, Inc. (a)	15,690	1,115,088
U.S. Silica Holdings, Inc. (a)	25,504	358,076
Valaris Ltd. (a)	20,427	1,531,616
Weatherford International PLC (a)	23,800	2,149,854

		22,702,921

Entertainment—0.4%
Atlanta Braves Holdings, Inc. - Class A (a)(b)	3,713	145,067
Atlanta Braves Holdings, Inc. - Class C (a)	15,245	544,704
Cinemark Holdings, Inc. (a)(b)	37,384	685,996
IMAX Corp. (a)	15,913	307,439
Lions Gate Entertainment Corp. - Class A (a)(b)	20,369	172,729
Lions Gate Entertainment Corp. - Class B (a)	39,080	307,560
Madison Square Garden Entertainment Corp. (a)(b)	14,606	480,683
Marcus Corp. (b)	8,228	127,534
Playstudios, Inc. (a)(b)	28,794	91,565
Sphere Entertainment Co. (a)	9,098	338,082
Vivid Seats, Inc. - Class A (a)	9,790	62,852

		3,264,211

Financial Services—2.2%
A-Mark Precious Metals, Inc. (b)	6,654	195,162
Acacia Research Corp. (a)(b)	12,842	46,873
Alerus Financial Corp. (b)	6,186	112,462
AvidXchange Holdings, Inc. (a)(b)	50,990	483,385
Banco Latinoamericano de Comercio Exterior SA	9,691	205,449
Cannae Holdings, Inc. (a)	23,433	436,791

BHFTII-194

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Financial Services—(Continued)
Cantaloupe, Inc. (a)	19,393	$121,206
Cass Information Systems, Inc. (b)	4,551	169,525
Compass Diversified Holdings	20,864	391,617
Enact Holdings, Inc.	10,654	290,109
Essent Group Ltd.	35,218	1,665,459
EVERTEC, Inc.	21,949	816,064
Federal Agricultural Mortgage Corp. - Class C	3,118	481,107
Flywire Corp. (a)(b)	32,328	1,030,940
I3 Verticals, Inc. - Class A (a)	7,082	149,714
International Money Express, Inc. (a)	11,455	193,933
Jackson Financial, Inc. - Class A	27,422	1,048,069
Marqeta, Inc. - Class A (a)	165,082	987,190
Merchants Bancorp	5,967	165,405
Mr. Cooper Group, Inc. (a)	21,652	1,159,681
NewtekOne, Inc. (b)	8,049	118,723
NMI Holdings, Inc. - Class A (a)	27,709	750,637
Ocwen Financial Corp. (a)(b)	2,204	57,040
Pagseguro Digital Ltd. - Class A (a)(b)	66,936	576,319
Payoneer Global, Inc. (a)	89,672	548,793
Paysafe Ltd. (a)(b)	9,881	118,473
PennyMac Financial Services, Inc.	8,464	563,702
Radian Group, Inc.	53,096	1,333,241
Remitly Global, Inc. (a)	43,850	1,105,897
Repay Holdings Corp. (a)(b)	25,131	190,744
StoneCo Ltd. - Class A (a)	97,618	1,041,584
Walker & Dunlop, Inc.	10,685	793,254
Waterstone Financial, Inc. (b)	5,854	64,101

		17,412,649

Food Products—1.2%
Alico, Inc. (b)	2,158	53,864
B&G Foods, Inc. (b)	23,543	232,840
Beyond Meat, Inc. (a)(b)	20,671	198,855
BRC, Inc. - Class A (a)(b)	10,280	36,905
Cal-Maine Foods, Inc. (b)	12,683	614,111
Calavo Growers, Inc.	5,820	146,839
Dole PLC (b)	24,276	281,116
Fresh Del Monte Produce, Inc.	11,441	295,635
Hain Celestial Group, Inc. (a)	30,259	313,786
Hostess Brands, Inc. (a)	43,851	1,460,677
J & J Snack Foods Corp.	4,986	815,959
John B Sanfilippo & Son, Inc.	3,011	297,487
Lancaster Colony Corp.	6,596	1,088,538
Limoneira Co.	5,916	90,633
Mission Produce, Inc. (a)(b)	15,099	146,158
Seneca Foods Corp. - Class A (a)	1,733	93,287
Simply Good Foods Co. (a)(b)	29,956	1,034,081
Sovos Brands, Inc. (a)(b)	17,253	389,055
SunOpta, Inc. (a)	34,321	115,662
TreeHouse Foods, Inc. (a)(b)	17,110	745,654
Utz Brands, Inc. (b)	24,385	327,491
Vital Farms, Inc. (a)	9,557	110,670
Westrock Coffee Co. (a)(b)	9,879	87,528

		8,976,831

Gas Utilities—0.9%
Brookfield Infrastructure Corp. - Class A	32,716	1,156,184
Chesapeake Utilities Corp.	5,971	583,665
New Jersey Resources Corp.	32,290	1,311,943
Northwest Natural Holding Co.	12,039	459,408
ONE Gas, Inc. (b)	18,506	1,263,590
RGC Resources, Inc. (b)	2,683	46,416
Southwest Gas Holdings, Inc.	20,712	1,251,212
Spire, Inc.	17,280	977,702

		7,050,120

Ground Transportation—0.5%
ArcBest Corp. (b)	7,998	812,997
Covenant Logistics Group, Inc.	3,144	137,864
Daseke, Inc. (a)	13,563	69,578
FTAI Infrastructure, Inc.	34,332	110,549
Heartland Express, Inc.	15,734	231,133
Marten Transport Ltd.	19,045	375,377
PAM Transportation Services, Inc. (a)(b)	2,312	49,824
RXO, Inc. (a)	39,143	772,291
TuSimple Holdings, Inc. - Class A (a)(b)	51,959	81,056
Universal Logistics Holdings, Inc.	2,513	63,277
Werner Enterprises, Inc.	20,993	817,677

		3,521,623

Health Care Equipment & Supplies—2.9%
Accuray, Inc. (a)(b)	31,442	85,522
Alphatec Holdings, Inc. (a)	25,663	332,849
AngioDynamics, Inc. (a)	12,161	88,897
Artivion, Inc. (a)(b)	12,730	192,987
AtriCure, Inc. (a)	15,592	682,930
Atrion Corp.	495	204,519
Avanos Medical, Inc. (a)	15,903	321,559
Axogen, Inc. (a)	14,840	74,200
Axonics, Inc. (a)	16,781	941,750
Butterfly Network, Inc. (a)(b)	48,574	57,317
Cerus Corp. (a)(b)	58,541	94,836
ClearPoint Neuro, Inc. (a)(b)	7,794	39,048
CONMED Corp. (b)	10,280	1,036,738
Cutera, Inc. (a)(b)	5,219	31,418
CVRx, Inc. (a)	4,000	60,680
Embecta Corp.	19,687	296,289
Glaukos Corp. (a)	15,717	1,182,704
Haemonetics Corp. (a)	17,072	1,529,310
Inari Medical, Inc. (a)(b)	17,887	1,169,810
Inmode Ltd. (a)	26,069	794,062
Inogen, Inc. (a)	7,987	41,692
Integer Holdings Corp. (a)	10,999	862,652
iRadimed Corp.	2,491	110,526
iRhythm Technologies, Inc. (a)(b)	10,140	955,796
Lantheus Holdings, Inc. (a)(b)	22,726	1,579,003
LeMaitre Vascular, Inc.	6,627	361,039
LivaNova PLC (a)	18,448	975,530
Merit Medical Systems, Inc. (a)	19,064	1,315,797
Nano-X Imaging Ltd. (a)	15,150	99,384
Neogen Corp. (a)(b)	73,130	1,355,830

BHFTII-195

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Nevro Corp. (a)	12,102	$232,600
Omnicell, Inc. (a)	14,912	671,636
OraSure Technologies, Inc. (a)	28,635	169,806
Orthofix Medical, Inc. (a)	12,079	155,336
OrthoPediatrics Corp. (a)(b)	5,617	179,744
Outset Medical, Inc. (a)(b)	16,994	184,895
Paragon 28, Inc. (a)	16,207	203,398
PROCEPT BioRobotics Corp. (a)(b)	12,208	400,544
Pulmonx Corp. (a)	12,235	126,388
RxSight, Inc. (a)	9,234	257,536
Sanara Medtech, Inc. (a)(b)	1,366	42,524
Semler Scientific, Inc. (a)	1,835	46,554
SI-BONE, Inc. (a)	12,210	259,340
Silk Road Medical, Inc. (a)	12,651	189,639
STAAR Surgical Co. (a)(b)	16,470	661,765
Surmodics, Inc. (a)(b)	4,747	152,331
Tactile Systems Technology, Inc. (a)	7,825	109,941
Tela Bio, Inc. (a)(b)	5,385	43,080
TransMedics Group, Inc. (a)(b)	10,461	572,740
Treace Medical Concepts, Inc. (a)	15,308	200,688
UFP Technologies, Inc. (a)	2,379	384,090
Utah Medical Products, Inc.	1,293	111,198
Varex Imaging Corp. (a)(b)	12,322	231,530
Zimvie, Inc. (a)	7,676	72,231
Zynex, Inc. (a)(b)	7,718	61,744

		22,595,952

Health Care Providers & Services—2.6%
23andMe Holding Co. - Class A (a)(b)	89,589	87,591
Accolade, Inc. (a)	22,370	236,675
AdaptHealth Corp. (a)(b)	32,179	292,829
Addus HomeCare Corp. (a)	5,248	447,077
Agiliti, Inc. (a)(b)	9,835	63,829
Alignment Healthcare, Inc. (a)	27,227	188,955
AMN Healthcare Services, Inc. (a)(b)	13,608	1,159,129
Apollo Medical Holdings, Inc. (a)(b)	14,378	443,561
Brookdale Senior Living, Inc. (a)(b)	63,084	261,168
CareMax, Inc. (a)(b)	22,526	47,755
Castle Biosciences, Inc. (a)(b)	7,804	131,810
Community Health Systems, Inc. (a)(b)	45,180	131,022
CorVel Corp. (a)(b)	2,945	579,134
Cross Country Healthcare, Inc. (a)	10,985	272,318
DocGo, Inc. (a)(b)	28,630	152,598
Enhabit, Inc. (a)(b)	17,210	193,613
Ensign Group, Inc.	18,227	1,693,835
Fulgent Genetics, Inc. (a)(b)	7,417	198,331
Guardant Health, Inc. (a)(b)	37,275	1,104,831
HealthEquity, Inc. (a)	28,184	2,058,841
Hims & Hers Health, Inc. (a)(b)	43,355	272,703
InfuSystem Holdings, Inc. (a)(b)	6,159	59,373
Innovage Holding Corp. (a)(b)	6,916	41,427
Invitae Corp. (a)(b)	83,096	50,290
Joint Corp. (a)(b)	5,088	45,741
LifeStance Health Group, Inc. (a)(b)	36,004	247,347
ModivCare, Inc. (a)	4,229	133,256
National HealthCare Corp.	4,199	268,652
National Research Corp.	4,600	204,102
NeoGenomics, Inc. (a)	42,888	527,522
OmniAb, Inc. (b)	2,109	0
OmniAb, Inc. (b)	2,109	0
OPKO Health, Inc. (a)(b)	136,839	218,942
Option Care Health, Inc. (a)	56,818	1,838,062
Owens & Minor, Inc. (a)(b)	24,268	392,171
Patterson Cos., Inc.	29,387	871,031
Pediatrix Medical Group, Inc. (a)	28,941	367,840
Pennant Group, Inc. (a)	11,360	126,437
PetIQ, Inc. (a)(b)	9,493	187,012
Privia Health Group, Inc. (a)(b)	37,190	855,370
Progyny, Inc. (a)	26,342	896,155
Quipt Home Medical Corp. (a)	14,235	72,456
RadNet, Inc. (a)	19,948	562,334
Select Medical Holdings Corp.	35,092	886,775
Surgery Partners, Inc. (a)(b)	22,643	662,308
U.S. Physical Therapy, Inc.	4,906	450,027
Viemed Healthcare, Inc. (a)	11,513	77,483

		20,059,718

Health Care REITs—0.6%
CareTrust REIT, Inc.	33,166	679,903
Community Healthcare Trust, Inc.	8,030	238,491
Diversified Healthcare Trust (b)	80,864	156,876
Global Medical REIT, Inc. (b)	21,232	190,451
LTC Properties, Inc.	13,796	443,265
National Health Investors, Inc.	14,087	723,508
Physicians Realty Trust (b)	79,908	974,079
Sabra Health Care REIT, Inc.	76,355	1,064,389
Universal Health Realty Income Trust (b)	4,263	172,353

		4,643,315

Health Care Technology—0.5%
American Well Corp. - Class A (a)	84,042	98,329
Computer Programs & Systems, Inc. (a)	4,524	72,112
Definitive Healthcare Corp. (a)(b)	15,540	124,165
Evolent Health, Inc. - Class A (a)(b)	36,933	1,005,686
Health Catalyst, Inc. (a)	17,486	176,958
HealthStream, Inc.	9,080	195,946
Multiplan Corp. (a)(b)	134,034	225,177
NextGen Healthcare, Inc. (a)	18,311	434,520
OptimizeRx Corp. (a)	5,787	45,023
Phreesia, Inc. (a)	17,014	317,821
Schrodinger, Inc. (a)(b)	18,164	513,496
Sharecare, Inc. (a)(b)	103,262	97,108
Simulations Plus, Inc. (b)	5,451	227,307
Veradigm, Inc. (a)	38,376	504,261

		4,037,909

Hotel & Resort REITs—0.8%
Apple Hospitality REIT, Inc. (b)	71,063	1,090,106
Braemar Hotels & Resorts, Inc. (b)	21,960	60,829
Chatham Lodging Trust	16,628	159,130
DiamondRock Hospitality Co. (b)	70,693	567,665

BHFTII-196

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotel & Resort REITs—(Continued)
Hersha Hospitality Trust - Class A (b)	10,753	$106,025
Pebblebrook Hotel Trust (b)	40,264	547,188
RLJ Lodging Trust	53,050	519,359
Ryman Hospitality Properties, Inc.	19,431	1,618,214
Service Properties Trust	55,359	425,711
Summit Hotel Properties, Inc.	35,386	205,239
Sunstone Hotel Investors, Inc. (b)	70,253	656,865
Xenia Hotels & Resorts, Inc.	37,927	446,780

		6,403,111

Hotels, Restaurants & Leisure—2.1%
Accel Entertainment, Inc. (a)	16,295	178,430
Bally’s Corp. (a)(b)	8,988	117,833
Biglari Holdings, Inc. - Class B (a)	261	43,326
BJ’s Restaurants, Inc. (a)	7,697	180,572
Bloomin’ Brands, Inc. (b)	29,104	715,667
Bluegreen Vacations Holding Corp.	3,848	141,145
Bowlero Corp. (a)(b)	10,517	101,174
Brinker International, Inc. (a)	14,683	463,836
Carrols Restaurant Group, Inc. (a)	12,485	82,276
Century Casinos, Inc. (a)	9,899	50,782
Cheesecake Factory, Inc. (b)	16,444	498,253
Chuy’s Holdings, Inc. (a)	6,087	216,575
Cracker Barrel Old Country Store, Inc. (b)	7,474	502,253
Dave & Buster’s Entertainment, Inc. (a)(b)	12,109	448,881
Denny’s Corp. (a)	18,929	160,329
Dine Brands Global, Inc.	5,258	260,008
El Pollo Loco Holdings, Inc.	9,682	86,654
Everi Holdings, Inc. (a)	28,749	380,062
Fiesta Restaurant Group, Inc. (a)	6,034	51,048
First Watch Restaurant Group, Inc. (a)(b)	7,697	133,081
Full House Resorts, Inc. (a)	11,840	50,557
Global Business Travel Group I (a)	11,339	62,364
Golden Entertainment, Inc.	7,102	242,746
Hilton Grand Vacations, Inc. (a)	27,300	1,111,110
Inspired Entertainment, Inc. (a)	7,791	93,180
International Game Technology PLC (b)	36,432	1,104,618
Jack in the Box, Inc.	6,636	458,282
Krispy Kreme, Inc. (b)	29,632	369,511
Kura Sushi USA, Inc. - Class A (a)(b)	1,965	129,926
Life Time Group Holdings, Inc. (a)(b)	15,138	230,249
Light & Wonder, Inc. (a)	30,631	2,184,909
Lindblad Expeditions Holdings, Inc. (a)	10,934	78,725
Monarch Casino & Resort, Inc.	4,396	272,992
Mondee Holdings, Inc. (a)(b)	15,659	55,903
Nathan’s Famous, Inc.	956	67,551
ONE Group Hospitality, Inc. (a)(b)	7,883	43,356
Papa John’s International, Inc. (b)	10,995	750,079
PlayAGS, Inc. (a)	12,538	81,748
Portillo’s, Inc. - Class A (a)	14,432	222,108
Potbelly Corp. (a)(b)	8,856	69,077
RCI Hospitality Holdings, Inc.	2,918	177,006
Red Robin Gourmet Burgers, Inc. (a)(b)	5,385	43,295
Red Rock Resorts, Inc. - Class A (b)	15,880	651,080
Rush Street Interactive, Inc. (a)	21,900	101,178
Sabre Corp. (a)(b)	109,871	493,321
SeaWorld Entertainment, Inc. (a)	12,173	563,001
Shake Shack, Inc. - Class A (a)	12,560	729,359
Six Flags Entertainment Corp. (a)	24,247	570,047
Super Group SGHC Ltd. (a)	46,750	172,507
Sweetgreen, Inc. - Class A (a)(b)	32,761	384,942
Target Hospitality Corp. (a)(b)	10,601	168,344
Xponential Fitness, Inc. - Class A (a)(b)	8,434	130,727

		16,675,983

Household Durables—1.9%
Beazer Homes USA, Inc. (a)	9,220	229,670
Cavco Industries, Inc. (a)(b)	2,935	779,712
Century Communities, Inc.	9,541	637,148
Cricut, Inc. - Class A (b)	16,270	151,148
Dream Finders Homes, Inc. - Class A (a)(b)	8,135	180,841
Ethan Allen Interiors, Inc. (b)	7,632	228,197
GoPro, Inc. - Class A (a)(b)	43,896	137,833
Green Brick Partners, Inc. (a)	8,847	367,239
Helen of Troy Ltd. (a)(b)	8,022	935,044
Hooker Furnishings Corp. (b)	3,731	72,568
Hovnanian Enterprises, Inc. - Class A (a)	1,523	154,828
Installed Building Products, Inc.	7,945	992,251
iRobot Corp. (a)(b)	8,888	336,855
KB Home	24,077	1,114,284
La-Z-Boy, Inc. (b)	14,484	447,266
Landsea Homes Corp. (a)	5,046	45,364
Legacy Housing Corp. (a)(b)	3,039	58,987
LGI Homes, Inc. (a)(b)	6,929	689,366
Lovesac Co. (a)(b)	4,517	89,979
M/I Homes, Inc. (a)	9,009	757,116
MDC Holdings, Inc.	19,668	810,912
Meritage Homes Corp. (e)	12,250	1,499,278
Purple Innovation, Inc. (b)	21,868	37,394
Skyline Champion Corp. (a)	17,689	1,127,143
Snap One Holdings Corp. (a)	5,851	54,063
Sonos, Inc. (a)(b)	41,381	534,229
Taylor Morrison Home Corp. (a)	35,301	1,504,176
Traeger, Inc. (a)	12,799	34,941
Tri Pointe Homes, Inc. (a)(b)	33,283	910,290
Vizio Holding Corp. - Class A (a)	24,137	130,581

		15,048,703

Household Products—0.3%
Central Garden & Pet Co. (Voting Shares) (a)	3,370	148,752
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	13,396	537,045
Energizer Holdings, Inc.	23,993	768,736
Oil-Dri Corp. of America	1,659	102,443
WD-40 Co.	4,496	913,767

		2,470,743

Independent Power and Renewable Electricity Producers—0.2%
Altus Power, Inc. (a)(b)	22,201	116,555
Montauk Renewables, Inc. (a)	22,642	206,269
Ormat Technologies, Inc. (b)	17,929	1,253,596

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Sunnova Energy International, Inc. (a)(b)	33,397	$349,666

		1,926,086

Industrial Conglomerates—0.0%
Brookfield Business Corp. - Class A	9,192	166,191

Industrial REITs—0.4%
Innovative Industrial Properties, Inc.	9,335	706,286
LXP Industrial Trust	97,303	865,996
Plymouth Industrial REIT, Inc. (b)	14,464	303,021
Terreno Realty Corp. (b)	27,441	1,558,649

		3,433,952

Insurance—1.8%
Ambac Financial Group, Inc. (a)	15,807	190,632
American Coastal Insurance Corp. - Class C (a)(b)	6,686	49,209
American Equity Investment Life Holding Co. (a)	26,105	1,400,272
AMERISAFE, Inc.	6,171	308,982
Argo Group International Holdings Ltd. (b)	10,670	318,393
BRP Group, Inc. - Class A (a)(b)	20,510	476,447
CNO Financial Group, Inc.	38,653	917,236
Crawford & Co. - Class A	5,003	46,728
Donegal Group, Inc. - Class A	5,184	73,898
eHealth, Inc. (a)	8,539	63,189
Employers Holdings, Inc. (b)	8,580	342,771
Enstar Group Ltd. (a)	4,006	969,452
F&G Annuities & Life, Inc. (b)	6,468	181,492
Fidelis Insurance Holdings Ltd. (a)	5,432	79,742
Genworth Financial, Inc. - Class A (a)	157,009	920,073
Goosehead Insurance, Inc. - Class A (a)(b)	7,250	540,343
Greenlight Capital Re Ltd. - Class A (a)(b)	8,929	95,897
HCI Group, Inc.	2,458	133,445
Horace Mann Educators Corp.	13,726	403,270
Investors Title Co.	444	65,752
James River Group Holdings Ltd.	13,003	199,596
Lemonade, Inc. (a)(b)	17,084	198,516
Maiden Holdings Ltd. (a)(b)	31,157	54,836
MBIA, Inc. (a)	16,483	118,842
Mercury General Corp.	9,027	253,027
National Western Life Group, Inc. - Class A (b)	725	317,180
Oscar Health, Inc. - Class A (a)	52,292	291,266
Palomar Holdings, Inc. (a)	7,992	405,594
ProAssurance Corp.	19,097	360,742
Safety Insurance Group, Inc.	4,806	327,721
Selective Insurance Group, Inc.	20,065	2,070,106
Selectquote, Inc. (a)	46,670	54,604
SiriusPoint Ltd. (a)(b)	31,163	316,928
Skyward Specialty Insurance Group, Inc. (a)	8,182	223,860
Stewart Information Services Corp.	9,296	407,165
Tiptree, Inc.	8,311	139,292
Trupanion, Inc. (a)(b)	13,150	370,830
United Fire Group, Inc.	7,479	147,710
Universal Insurance Holdings, Inc.	8,746	122,619

		13,957,657

Interactive Media & Services—0.7%
Bumble, Inc. - Class A (a)	34,027	507,683
Cargurus, Inc. (a)(b)	32,815	574,919
Cars.com, Inc. (a)	21,736	366,469
DHI Group, Inc. (a)	14,311	43,792
Eventbrite, Inc. - Class A (a)(b)	26,374	260,048
EverQuote, Inc. - Class A (a)	6,835	49,417
fuboTV, Inc. (a)(b)	96,554	257,799
Grindr, Inc. (a)(b)	14,425	82,944
MediaAlpha, Inc. - Class A (a)	6,460	53,360
Nextdoor Holdings, Inc. (a)(b)	50,177	91,322
Outbrain, Inc. (a)(b)	14,324	69,758
QuinStreet, Inc. (a)	18,173	163,012
Shutterstock, Inc. (b)	7,975	303,449
TrueCar, Inc. (a)	29,851	61,791
Vimeo, Inc. (a)	49,749	176,111
Yelp, Inc. (a)	22,371	930,410
Ziff Davis, Inc. (a)	15,789	1,005,601
ZipRecruiter, Inc. - Class A (a)(b)	24,978	299,486

		5,297,371

IT Services—0.4%
BigCommerce Holdings, Inc. - Series 1 (a)	21,617	213,360
Brightcove, Inc. (a)	14,213	46,761
DigitalOcean Holdings, Inc. (a)(b)	21,351	513,065
Fastly, Inc. - Class A (a)	39,783	762,640
Grid Dynamics Holdings, Inc. (a)(b)	18,166	221,262
Hackett Group, Inc.	8,402	198,203
Information Services Group, Inc.	11,846	51,885
Perficient, Inc. (a)(b)	11,525	666,836
Squarespace, Inc. - Class A (a)(b)	15,108	437,679
Thoughtworks Holding, Inc. (a)(b)	31,553	128,736
Tucows, Inc. - Class A (a)(b)	3,376	68,904
Unisys Corp. (a)	23,162	79,909

		3,389,240

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	10,476	555,647
AMMO, Inc. (a)(b)	33,699	68,072
Clarus Corp. (b)	9,026	68,237
Escalade, Inc.	3,400	52,054
Funko, Inc. - Class A (a)(b)	11,731	89,742
JAKKS Pacific, Inc. (a)	2,462	45,769
Johnson Outdoors, Inc. - Class A	1,720	94,067
Malibu Boats, Inc. - Class A (a)	6,721	329,463
MasterCraft Boat Holdings, Inc. (a)	5,986	133,009
Smith & Wesson Brands, Inc.	15,475	199,782
Sturm Ruger & Co., Inc.	6,188	322,518
Topgolf Callaway Brands Corp. (a)(b)	48,290	668,334
Vista Outdoor, Inc. (a)	19,339	640,508

		3,267,202

Life Sciences Tools & Services—0.3%
Adaptive Biotechnologies Corp. (a)(b)	37,677	205,340
BioLife Solutions, Inc. (a)(b)	11,463	158,304
Codexis, Inc. (a)	22,591	42,697

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
CryoPort, Inc. (a)(b)	12,343	$169,222
Cytek Biosciences, Inc. (a)(b)	39,465	217,847
Harvard Bioscience, Inc. (a)(b)	13,230	56,889
MaxCyte, Inc. (a)(b)	27,656	86,287
Mesa Laboratories, Inc. (b)	1,730	181,771
Nautilus Biotechnology, Inc. (a)(b)	17,836	56,362
OmniAb, Inc. (a)(b)	32,073	166,459
Pacific Biosciences of California, Inc. (a)(b)	83,438	696,707
Quanterix Corp. (a)	11,230	304,782
Quantum-Si, Inc. (a)(b)	34,740	57,668
Seer, Inc. (a)(b)	18,742	41,420
SomaLogic, Inc. (a)(b)	54,664	130,647

		2,572,402

Machinery—3.6%
3D Systems Corp. (a)(b)	42,023	206,333
Alamo Group, Inc.	3,307	571,648
Albany International Corp. - Class A	10,575	912,411
Astec Industries, Inc.	7,396	348,426
Barnes Group, Inc.	16,460	559,146
Blue Bird Corp. (a)(b)	5,919	126,371
Chart Industries, Inc. (a)(b)	14,355	2,427,718
CIRCOR International, Inc. (a)	6,795	378,821
Columbus McKinnon Corp.	9,111	318,065
Commercial Vehicle Group, Inc. (a)(b)	10,810	83,886
Desktop Metal, Inc. - Class A (a)(b)	95,970	140,116
Douglas Dynamics, Inc.	7,665	231,330
Energy Recovery, Inc. (a)(b)	18,812	399,002
Enerpac Tool Group Corp.	18,679	493,686
EnPro Industries, Inc.	7,028	851,723
ESCO Technologies, Inc.	8,454	882,936
Federal Signal Corp.	20,069	1,198,721
Franklin Electric Co., Inc.	15,410	1,375,034
Gencor Industries, Inc. (a)	3,563	50,345
Gorman-Rupp Co.	7,300	240,170
Greenbrier Cos., Inc. (b)	9,698	387,920
Helios Technologies, Inc.	11,222	622,596
Hillenbrand, Inc.	23,410	990,477
Hillman Solutions Corp. (a)	65,799	542,842
Hyliion Holdings Corp. (a)(b)	44,983	53,080
Hyster-Yale Materials Handling, Inc.	3,777	168,379
John Bean Technologies Corp. (b)	10,453	1,099,028
Kadant, Inc.	3,814	860,248
Kennametal, Inc.	27,095	674,124
Lindsay Corp.	3,673	432,239
Luxfer Holdings PLC	10,353	135,107
Manitowoc Co., Inc. (a)	11,674	175,694
Mayville Engineering Co., Inc. (a)	3,733	40,951
Microvast Holdings, Inc. (a)	31,518	59,569
Miller Industries, Inc.	3,305	129,589
Mueller Industries, Inc. (b)	18,862	1,417,668
Mueller Water Products, Inc. - Class A (b)	52,474	665,370
Nikola Corp. (a)(b)	201,748	316,744
Omega Flex, Inc. (b)	1,112	87,548
Park-Ohio Holdings Corp.	2,839	56,524
Proto Labs, Inc. (a)(b)	8,980	237,072
REV Group, Inc.	10,161	162,576
Shyft Group, Inc.	10,757	161,032
SPX Technologies, Inc. (a)	14,614	1,189,580
Standex International Corp.	4,024	586,256
Tennant Co.	5,981	443,491
Terex Corp.	22,471	1,294,779
Titan International, Inc. (a)(b)	18,172	244,050
Trinity Industries, Inc.	27,337	665,656
Velo3D, Inc. (a)(b)	22,076	34,439
Wabash National Corp. (b)	15,639	330,296
Watts Water Technologies, Inc. - Class A	9,132	1,578,192

		27,639,004

Marine Transportation—0.3%
Costamare, Inc. (b)	14,222	136,816
Eagle Bulk Shipping, Inc. (b)	3,104	130,461
Genco Shipping & Trading Ltd. (b)	14,141	197,833
Golden Ocean Group Ltd.	41,330	325,680
Matson, Inc.	11,952	1,060,382
Pangaea Logistics Solutions Ltd. (b)	12,273	72,165
Safe Bulkers, Inc.	24,109	78,113

		2,001,450

Media—0.6%
Advantage Solutions, Inc. (a)(b)	30,961	87,929
AMC Networks, Inc. - Class A (a)	10,133	119,367
Boston Omaha Corp. - Class A (a)	7,716	126,465
Cardlytics, Inc. (a)	11,459	189,073
Clear Channel Outdoor Holdings, Inc. (a)(b)	126,088	199,219
Daily Journal Corp. (a)	413	121,422
Entravision Communications Corp. - Class A	20,365	74,332
EW Scripps Co. - Class A (a)(b)	19,856	108,811
Gambling.com Group Ltd. (a)	3,973	51,967
Gannett Co., Inc. (a)	49,514	121,309
Gray Television, Inc. (b)	25,540	176,737
iHeartMedia, Inc. - Class A (a)(b)	39,947	126,233
Integral Ad Science Holding Corp. (a)	16,409	195,103
John Wiley & Sons, Inc. - Class A	13,729	510,307
Magnite, Inc. (a)	44,965	339,036
PubMatic, Inc. - Class A (a)	14,669	177,495
Scholastic Corp.	9,313	355,198
Sinclair, Inc. (b)	9,848	110,495
Stagwell, Inc. (a)(b)	26,617	124,834
TechTarget, Inc. (a)	9,094	276,094
TEGNA, Inc.	67,507	983,577
Thryv Holdings, Inc. (a)(b)	10,544	197,911
WideOpenWest, Inc. (a)(b)	18,090	138,388

		4,911,302

Metals & Mining—1.9%
Alpha Metallurgical Resources, Inc.	4,168	1,082,555
Arch Resources, Inc.	6,141	1,048,023
ATI, Inc. (a)(b)	43,250	1,779,737
Caledonia Mining Corp. PLC (b)	5,546	54,684
Carpenter Technology Corp. (b)	16,114	1,083,022

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Century Aluminum Co. (a)(b)	17,836	$128,241
Coeur Mining, Inc. (a)	107,322	238,255
Commercial Metals Co.	39,392	1,946,359
Compass Minerals International, Inc.	11,864	331,599
Constellium SE (a)	42,559	774,574
Dakota Gold Corp. (a)(b)	19,923	51,401
Haynes International, Inc. (b)	4,204	195,570
Hecla Mining Co. (b)	201,477	787,775
i-80 Gold Corp.	66,566	101,846
Ivanhoe Electric, Inc. (a)(b)	18,979	225,850
Kaiser Aluminum Corp.	5,296	398,577
Materion Corp.	6,859	699,001
Novagold Resources, Inc. (a)	80,560	309,350
Olympic Steel, Inc.	3,243	182,289
Perpetua Resources Corp. (a)	13,701	44,665
Piedmont Lithium, Inc. (a)(b)	6,114	242,726
Ramaco Resources, Inc. - Class A (b)	7,675	84,348
Ryerson Holding Corp.	7,566	220,095
Schnitzer Steel Industries, Inc. - Class A	8,757	243,882
SunCoke Energy, Inc.	29,072	295,081
TimkenSteel Corp. (a)	14,154	307,425
Tredegar Corp.	7,835	42,387
Warrior Met Coal, Inc.	17,236	880,415
Worthington Industries, Inc.	10,048	621,167

		14,400,899

Mortgage Real Estate Investment Trusts—1.2%
AFC Gamma, Inc. (b)	5,786	67,928
Apollo Commercial Real Estate Finance, Inc.	46,637	472,433
Arbor Realty Trust, Inc. (b)	60,290	915,202
Ares Commercial Real Estate Corp. (b)	17,797	169,427
ARMOUR Residential REIT, Inc. (b)	76,698	325,966
Blackstone Mortgage Trust, Inc. - Class A (b)	56,829	1,236,031
BrightSpire Capital, Inc. (b)	43,419	271,803
Chicago Atlantic Real Estate Finance, Inc.	5,740	84,493
Chimera Investment Corp. (b)	78,436	428,261
Claros Mortgage Trust, Inc. (b)	31,509	349,120
Dynex Capital, Inc. (b)	17,851	213,141
Ellington Financial, Inc. (b)	21,439	267,344
Franklin BSP Realty Trust, Inc. (b)	29,093	385,191
Granite Point Mortgage Trust, Inc.	17,729	86,518
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	34,746	736,615
Invesco Mortgage Capital, Inc. (b)	14,200	142,142
KKR Real Estate Finance Trust, Inc. (b)	19,694	233,768
Ladder Capital Corp.	39,172	401,905
MFA Financial, Inc.	33,634	323,223
New York Mortgage Trust, Inc.	29,554	250,913
Nexpoint Real Estate Finance, Inc.	2,760	45,154
Orchid Island Capital, Inc.	14,852	126,390
PennyMac Mortgage Investment Trust (b)	29,854	370,190
Ready Capital Corp. (b)	53,836	544,282
Redwood Trust, Inc. (b)	38,280	272,936
TPG RE Finance Trust, Inc.	20,840	140,253
Two Harbors Investment Corp.	32,684	432,736

		9,293,365

Multi-Utilities—0.4%
Avista Corp.	24,867	804,945
Black Hills Corp.	22,343	1,130,332
NorthWestern Corp. (b)	20,178	969,755
Unitil Corp.	5,057	215,984

		3,121,016

Office REITs—0.7%
Brandywine Realty Trust	57,362	260,423
City Office REIT, Inc.	10,797	45,887
Corporate Office Properties Trust	37,541	894,602
Douglas Emmett, Inc. (b)	54,193	691,503
Easterly Government Properties, Inc. (b)	30,700	350,901
Equity Commonwealth	35,341	649,214
Hudson Pacific Properties, Inc. (b)	46,635	310,123
JBG SMITH Properties (b)	37,591	543,566
Office Properties Income Trust	16,817	68,950
Orion Office REIT, Inc. (b)	20,172	105,096
Paramount Group, Inc. (b)	63,271	292,312
Peakstone Realty Trust (b)	12,370	205,837
Piedmont Office Realty Trust, Inc. - Class A	41,047	230,684
Postal Realty Trust, Inc. - Class A	5,867	79,205
SL Green Realty Corp. (b)	21,168	789,566

		5,517,869

Oil, Gas & Consumable Fuels—5.3%
Amplify Energy Corp. (a)(b)	12,277	90,236
Ardmore Shipping Corp. (b)	13,795	179,473
Berry Corp.	25,676	210,543
California Resources Corp. (b)	24,171	1,353,818
Callon Petroleum Co. (a)(b)	20,557	804,190
Centrus Energy Corp. - Class A (a)	4,135	234,703
Chord Energy Corp.	14,046	2,276,435
Civitas Resources, Inc. (b)	23,224	1,878,125
Clean Energy Fuels Corp. (a)(b)	54,120	207,280
CNX Resources Corp. (a)(b)	52,457	1,184,479
Comstock Resources, Inc. (b)	30,914	340,981
CONSOL Energy, Inc. (b)	11,161	1,170,900
Crescent Energy Co. - Class A (b)	12,363	156,268
CVR Energy, Inc. (b)	10,082	343,090
Delek U.S. Holdings, Inc. (b)	22,029	625,844
Denbury, Inc. (a)	17,060	1,672,051
DHT Holdings, Inc.	46,057	474,387
Dorian LPG Ltd. (b)	11,086	318,501
Earthstone Energy, Inc. - Class A (a)	19,197	388,547
Encore Energy Corp. (a)	49,010	159,773
Energy Fuels, Inc. (a)	52,621	432,545
Enviva, Inc. (b)	10,844	81,005
Equitrans Midstream Corp.	146,512	1,372,817
Evolution Petroleum Corp. (b)	10,655	72,880
Excelerate Energy, Inc. - Class A (b)	6,800	115,872
FLEX LNG Ltd.	10,006	301,781
Gevo, Inc. (a)(b)	66,406	79,023
Golar LNG Ltd.	34,450	835,757
Granite Ridge Resources, Inc. (b)	9,296	56,706
Green Plains, Inc. (a)(b)	19,518	587,492
Gulfport Energy Corp. (a)	3,698	438,805

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Hallador Energy Co. (a)(b)	7,729	$111,452
HighPeak Energy, Inc. (b)	4,361	73,614
International Seaways, Inc.	13,630	613,350
Kinetik Holdings, Inc. (b)	5,614	189,472
Kosmos Energy Ltd. (a)	151,784	1,241,593
Magnolia Oil & Gas Corp. - Class A (b)	61,503	1,409,034
Matador Resources Co.	37,921	2,255,541
Murphy Oil Corp.	49,464	2,243,192
NACCO Industries, Inc. - Class A	1,389	48,712
NextDecade Corp. (a)(b)	11,051	56,581
Nordic American Tankers Ltd.	69,042	284,453
Northern Oil & Gas, Inc. (b)	27,341	1,099,928
Overseas Shipholding Group, Inc. - Class A (a)	19,448	85,377
Par Pacific Holdings, Inc. (a)	18,554	666,831
PBF Energy, Inc. - Class A	38,015	2,034,943
Peabody Energy Corp. (b)	41,808	1,086,590
Permian Resources Corp. (b)	92,524	1,291,635
REX American Resources Corp. (a)	5,256	214,024
Riley Exploration Permian, Inc. (b)	3,073	97,691
Ring Energy, Inc. (a)(b)	31,938	62,279
SandRidge Energy, Inc.	10,783	168,862
Scorpio Tankers, Inc. (b)	16,498	892,872
SFL Corp. Ltd.	39,560	441,094
SilverBow Resources, Inc. (a)(b)	5,950	212,831
Sitio Royalties Corp. - Class A (b)	27,084	655,704
SM Energy Co.	40,067	1,588,656
Talos Energy, Inc. (a)(b)	37,534	617,059
Teekay Corp. (a)	23,214	143,230
Teekay Tankers Ltd. - Class A	8,028	334,206
Tellurian, Inc. (a)(b)	171,884	199,385
Uranium Energy Corp. (a)(b)	123,489	635,968
VAALCO Energy, Inc.	36,276	159,252
Vertex Energy, Inc. (a)(b)	22,715	101,082
Vital Energy, Inc. (a)(b)	5,753	318,831
Vitesse Energy, Inc. (b)	8,582	196,442
W&T Offshore, Inc. (a)(b)	33,128	145,101
World Kinect Corp.	19,981	448,174

		40,869,348

Paper & Forest Products—0.1%
Clearwater Paper Corp. (a)	5,381	195,061
Sylvamo Corp.	12,273	539,276

		734,337

Passenger Airlines—0.4%
Allegiant Travel Co.	5,412	415,967
Blade Air Mobility, Inc. (a)(b)	20,915	54,170
Frontier Group Holdings, Inc. (a)(b)	14,756	71,419
Hawaiian Holdings, Inc. (a)	17,125	108,401
JetBlue Airways Corp. (a)(b)	110,917	510,218
Joby Aviation, Inc. (a)(b)	94,014	606,390
SkyWest, Inc. (a)	14,691	616,141
Spirit Airlines, Inc.	36,644	604,626
Sun Country Airlines Holdings, Inc. (a)(b)	12,318	182,799

		3,170,131

Personal Care Products—0.9%
Beauty Health Co. (a)(b)	30,052	180,913
BellRing Brands, Inc. (a)	44,471	1,833,539
Edgewell Personal Care Co. (b)	17,393	642,845
elf Beauty, Inc. (a)	17,826	1,957,830
Herbalife Ltd. (a)(b)	33,308	465,979
Inter Parfums, Inc.	6,203	833,311
Medifast, Inc. (b)	3,603	269,685
Nature’s Sunshine Products, Inc. (a)	4,578	75,857
Nu Skin Enterprises, Inc. - Class A	16,591	351,895
Thorne HealthTech, Inc. (a)	5,220	53,192
USANA Health Sciences, Inc. (a)	3,693	216,447
Waldencast PLC - Class A (a)(b)	12,854	121,085

		7,002,578

Pharmaceuticals—1.6%
Aclaris Therapeutics, Inc. (a)	21,806	149,371
Amneal Pharmaceuticals, Inc. (a)	41,091	173,404
Amphastar Pharmaceuticals, Inc. (a)	13,014	598,514
Amylyx Pharmaceuticals, Inc. (a)	17,183	314,621
ANI Pharmaceuticals, Inc. (a)	4,883	283,507
Arvinas, Inc. (a)(b)	16,311	320,348
Assertio Holdings, Inc. (a)(b)	29,847	76,408
Atea Pharmaceuticals, Inc. (a)	32,816	98,448
Axsome Therapeutics, Inc. (a)(b)	11,769	822,535
Cassava Sciences, Inc. (a)(b)	12,781	212,676
Collegium Pharmaceutical, Inc. (a)(b)	11,356	253,807
Corcept Therapeutics, Inc. (a)(b)	26,919	733,408
CorMedix, Inc. (a)(b)	15,077	55,785
Cymabay Therapeutics, Inc. (a)(b)	32,948	491,255
Edgewise Therapeutics, Inc. (a)(b)	15,027	86,105
Enliven Therapeutics, Inc. (a)(b)	7,852	107,258
Evolus, Inc. (a)(b)	12,622	115,365
EyePoint Pharmaceuticals, Inc. (a)	8,887	71,007
Harmony Biosciences Holdings, Inc. (a)(b)	11,160	365,713
Harrow Health, Inc. (a)(b)	8,750	125,738
Innoviva, Inc. (a)(b)	21,386	277,804
Intra-Cellular Therapies, Inc. (a)	31,401	1,635,678
Ligand Pharmaceuticals, Inc. (a)(b)	5,595	335,252
Liquidia Corp. (a)(b)	16,545	104,895
Marinus Pharmaceuticals, Inc. (a)(b)	16,763	134,942
Nuvation Bio, Inc. (a)	43,380	58,129
Ocular Therapeutix, Inc. (a)(b)	26,202	82,274
Omeros Corp. (a)(b)	20,522	59,924
Pacira BioSciences, Inc. (a)(b)	15,246	467,747
Phathom Pharmaceuticals, Inc. (a)(b)	10,477	108,647
Phibro Animal Health Corp. - Class A	6,746	86,146
Pliant Therapeutics, Inc. (a)(b)	18,963	328,819
Prestige Consumer Healthcare, Inc. (a)	16,788	960,106
Revance Therapeutics, Inc. (a)(b)	27,973	320,850
scPharmaceuticals, Inc. (a)(b)	9,746	69,392
SIGA Technologies, Inc. (b)	18,339	96,280
Supernus Pharmaceuticals, Inc. (a)	16,728	461,191
Taro Pharmaceutical Industries Ltd. (a)	2,758	104,004
Tarsus Pharmaceuticals, Inc. (a)(b)	8,121	144,310
Terns Pharmaceuticals, Inc. (a)(b)	14,700	73,941
Theravance Biopharma, Inc. (a)(b)	21,852	188,583

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Third Harmonic Bio, Inc. (a)(b)	7,381	$47,165
Ventyx Biosciences, Inc. (a)(b)	15,800	548,734
WaVe Life Sciences Ltd. (a)(b)	19,986	114,920
Xeris Biopharma Holdings, Inc. (a)	45,707	85,015
Zevra Therapeutics, Inc. (a)(b)	11,744	56,606

		12,406,627

Professional Services—2.5%
Alight, Inc. - Class A (a)	133,905	949,386
ASGN, Inc. (a)	15,962	1,303,776
Asure Software, Inc. (a)	6,393	60,478
Barrett Business Services, Inc.	2,279	205,657
Blacksky Technology, Inc. (a)(b)	41,812	48,920
CBIZ, Inc. (a)	16,340	848,046
Conduent, Inc. (a)	57,110	198,743
CRA International, Inc.	2,343	236,081
CSG Systems International, Inc.	10,433	533,335
ExlService Holdings, Inc. (a)(b)	54,455	1,526,918
Exponent, Inc.	16,704	1,429,862
First Advantage Corp. (b)	17,889	246,689
FiscalNote Holdings, Inc. (a)	22,140	46,051
Forrester Research, Inc. (a)	3,344	96,642
Franklin Covey Co. (a)	3,849	165,199
Heidrick & Struggles International, Inc.	6,268	156,825
HireRight Holdings Corp. (a)(b)	5,408	51,430
Huron Consulting Group, Inc. (a)	6,424	669,124
IBEX Holdings Ltd. (a)	3,027	46,767
ICF International, Inc.	6,347	766,781
Innodata, Inc. (a)(b)	8,488	72,403
Insperity, Inc.	12,214	1,192,086
Kelly Services, Inc. - Class A	11,083	201,600
Kforce, Inc. (b)	6,564	391,608
Korn Ferry	17,703	839,830
Legalzoom.com, Inc. (a)	33,809	369,871
Maximus, Inc.	20,406	1,523,920
NV5 Global, Inc. (a)	4,636	446,122
Parsons Corp. (a)	13,848	752,639
Planet Labs PBC (a)(b)	67,186	174,684
Resources Connection, Inc.	11,231	167,454
Sterling Check Corp. (a)(b)	10,883	137,344
TriNet Group, Inc. (a)(b)	12,584	1,465,784
TrueBlue, Inc. (a)	10,956	160,725
TTEC Holdings, Inc.	6,343	166,314
Upwork, Inc. (a)	41,273	468,861
Verra Mobility Corp. (a)	47,250	883,575
Willdan Group, Inc. (a)	4,570	93,365

		19,094,895

Real Estate Management & Development—0.7%
Anywhere Real Estate, Inc. (a)(b)	34,390	221,128
Compass, Inc. - Class A (a)	101,376	293,990
Cushman & Wakefield PLC (a)(b)	55,865	425,691
DigitalBridge Group, Inc.	53,465	939,915
Douglas Elliman, Inc.	28,807	65,104
eXp World Holdings, Inc. (b)	23,278	378,035
Forestar Group, Inc. (a)	5,572	150,110
FRP Holdings, Inc. (a)	2,285	123,321
Kennedy-Wilson Holdings, Inc. (b)	39,493	582,127
Marcus & Millichap, Inc. (b)	7,486	219,639
Newmark Group, Inc. - Class A	44,390	285,428
Opendoor Technologies, Inc. (a)(b)	184,227	486,359
RE/MAX Holdings, Inc. - Class A	6,249	80,862
Redfin Corp. (a)(b)	35,890	252,666
RMR Group, Inc. - Class A (b)	4,706	115,391
St. Joe Co.	11,618	631,206
Stratus Properties, Inc. (a)(b)	1,950	53,430
Tejon Ranch Co. (a)	7,461	121,017

		5,425,419

Residential REITs—0.4%
Apartment Investment & Management Co. - Class A (a)(b)	49,916	339,429
BRT Apartments Corp. (b)	3,996	69,011
Centerspace (b)	5,179	312,086
Elme Communities	30,151	411,260
Independence Realty Trust, Inc. (b)	75,182	1,057,811
NexPoint Residential Trust, Inc.	8,000	257,440
UMH Properties, Inc. (b)	18,541	259,945
Veris Residential, Inc. (b)	26,617	439,180

		3,146,162

Retail REITs—1.2%
Acadia Realty Trust (b)	31,446	451,250
Alexander’s, Inc.	759	138,313
CBL & Associates Properties, Inc. (b)	9,399	197,191
Getty Realty Corp. (b)	15,075	418,030
InvenTrust Properties Corp. (b)	23,184	552,011
Kite Realty Group Trust (b)	73,131	1,566,466
Macerich Co. (b)	71,062	775,286
NETSTREIT Corp. (b)	22,581	351,812
Phillips Edison & Co., Inc. (b)	39,363	1,320,235
Retail Opportunity Investments Corp. (b)	41,820	517,732
RPT Realty	28,918	305,374
Saul Centers, Inc. (b)	3,884	136,989
SITE Centers Corp.	62,650	772,474
Tanger Factory Outlet Centers, Inc. (b)	33,335	753,371
Urban Edge Properties	37,458	571,609
Whitestone REIT	15,859	152,722

		8,980,865

Semiconductors & Semiconductor Equipment—3.0%
ACM Research, Inc. - Class A (a)	16,205	293,392
Aehr Test Systems (a)(b)	8,684	396,859
Alpha & Omega Semiconductor Ltd. (a)	7,372	219,980
Ambarella, Inc. (a)	12,522	664,042
Amkor Technology, Inc.	35,047	792,062
Atomera, Inc. (a)(b)	7,079	44,315
Axcelis Technologies, Inc. (a)	10,801	1,761,103
CEVA, Inc. (a)(b)	8,407	163,012
Cohu, Inc. (a)	15,880	546,907
Credo Technology Group Holding Ltd. (a)	34,289	522,907
Diodes, Inc. (a)	15,147	1,194,189

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
FormFactor, Inc. (a)(e)	26,288	$918,503
Ichor Holdings Ltd. (a)(b)	10,143	314,027
Impinj, Inc. (a)(b)	7,712	424,391
indie Semiconductor, Inc. - Class A (a)(b)	46,637	293,813
inTEST Corp. (a)	3,622	54,946
Kulicke & Soffa Industries, Inc. (b)	18,462	897,807
MACOM Technology Solutions Holdings, Inc. (a)(b)	18,249	1,488,753
Maxeon Solar Technologies Ltd. (a)(b)	8,482	98,306
MaxLinear, Inc. (a)	24,378	542,411
Navitas Semiconductor Corp. (a)(b)	37,202	258,554
NVE Corp. (b)	1,605	131,835
Onto Innovation, Inc. (a)	16,424	2,094,389
PDF Solutions, Inc. (a)(b)	10,025	324,810
Photronics, Inc. (a)	21,105	426,532
Power Integrations, Inc.	19,120	1,459,047
Rambus, Inc. (a)	36,566	2,040,017
Semtech Corp. (a)(b)	21,007	540,930
Silicon Laboratories, Inc. (a)	10,647	1,233,881
SiTime Corp. (a)(b)	5,763	658,423
SMART Global Holdings, Inc. (a)(b)	16,723	407,205
Synaptics, Inc. (a)	13,375	1,196,260
Ultra Clean Holdings, Inc. (a)	14,480	429,622
Veeco Instruments, Inc. (a)(b)	16,657	468,228

		23,301,458

Software—5.2%
8x8, Inc. (a)	37,978	95,705
A10 Networks, Inc.	23,716	356,451
ACI Worldwide, Inc. (a)	36,393	821,026
Adeia, Inc.	35,163	375,541
Agilysys, Inc. (a)	6,690	442,610
Alarm.com Holdings, Inc. (a)	16,373	1,001,045
Alkami Technology, Inc. (a)(b)	12,712	231,613
Altair Engineering, Inc. - Class A (a)(b)	18,018	1,127,206
American Software, Inc. - Class A	11,730	134,426
Amplitude, Inc. - Class A (a)	23,067	266,885
Appfolio, Inc. - Class A (a)	6,540	1,194,400
Appian Corp. - Class A (a)(b)	13,931	635,393
Applied Digital Corp. (a)(b)	21,941	136,912
Asana, Inc. - Class A (a)(b)	26,813	490,946
Aurora Innovation, Inc. (a)(b)	112,809	265,101
AvePoint, Inc. (a)(b)	52,062	349,857
Bit Digital, Inc. (a)(b)	25,236	54,005
Blackbaud, Inc. (a)	14,609	1,027,305
Blackline, Inc. (a)	18,622	1,032,962
Box, Inc. - Class A (a)	47,952	1,160,918
Braze, Inc. - Class A (a)	17,609	822,869
C3.ai, Inc. - Class A (a)	20,285	517,673
Cerence, Inc. (a)(b)	13,068	266,195
Cleanspark, Inc. (a)(b)	38,066	145,031
Clear Secure, Inc. - Class A (b)	28,113	535,272
CommVault Systems, Inc. (a)	14,745	996,909
Consensus Cloud Solutions, Inc. (a)	6,453	162,487
CoreCard Corp. (a)(b)	2,450	49,000
Couchbase, Inc. (a)(b)	11,669	200,240
CS Disco, Inc. (a)	8,074	53,611
Digimarc Corp. (a)(b)	4,269	138,700
Digital Turbine, Inc. (a)(b)	31,408	190,018
Domo, Inc. - Class B (a)	9,814	96,275
E2open Parent Holdings, Inc. (a)(b)	57,793	262,380
Ebix, Inc. (b)	8,704	85,996
eGain Corp. (a)(b)	7,231	44,326
Enfusion, Inc. - Class A (a)(b)	13,228	118,655
EngageSmart, Inc. (a)(b)	16,515	297,105
Envestnet, Inc. (a)(b)	16,807	740,012
Everbridge, Inc. (a)	13,337	299,016
EverCommerce, Inc. (a)	8,186	82,106
Expensify, Inc. - Class A (a)	19,004	61,763
Freshworks, Inc. - Class A (a)	54,559	1,086,815
Instructure Holdings, Inc. (a)(b)	6,115	155,321
Intapp, Inc. (a)	7,498	251,333
InterDigital, Inc.	9,090	729,382
Jamf Holding Corp. (a)(b)	23,449	414,109
Kaltura, Inc. (a)	29,792	51,540
LivePerson, Inc. (a)	24,311	94,570
LiveRamp Holdings, Inc. (a)	22,004	634,595
Marathon Digital Holdings, Inc. (a)(b)	56,552	480,692
Matterport, Inc. (a)(b)	85,429	185,381
MeridianLink, Inc. (a)(b)	8,983	153,250
MicroStrategy, Inc. - Class A (a)(b)	3,707	1,216,934
Mitek Systems, Inc. (a)(b)	15,147	162,376
Model N, Inc. (a)	12,650	308,786
N-able, Inc. (a)	24,099	310,877
NextNav, Inc. (a)(b)	19,614	100,816
Olo, Inc. - Class A (a)	35,254	213,639
ON24, Inc.	10,058	63,667
OneSpan, Inc. (a)	13,014	139,901
PagerDuty, Inc. (a)(b)	29,670	667,278
PowerSchool Holdings, Inc. - Class A (a)(b)	19,001	430,563
Progress Software Corp.	14,601	767,721
PROS Holdings, Inc. (a)(b)	15,005	519,473
Q2 Holdings, Inc. (a)(b)	18,911	610,258
Qualys, Inc. (a)	12,476	1,903,214
Rapid7, Inc. (a)(b)	19,953	913,448
Red Violet, Inc. (a)(b)	3,327	66,573
Rimini Street, Inc. (a)(b)	16,821	37,006
Riot Platforms, Inc. (a)(b)	57,046	532,239
Sapiens International Corp. NV	9,820	279,183
SEMrush Holdings, Inc. - Class A (a)	10,967	93,220
SolarWinds Corp. (a)	16,368	154,514
SoundHound AI, Inc. - Class A (a)(b)	47,985	96,450
SoundThinking, Inc. (a)	3,138	56,170
Sprinklr, Inc. - Class A (a)	34,779	481,341
Sprout Social, Inc. - Class A (a)(b)	15,663	781,270
SPS Commerce, Inc. (a)	12,307	2,099,697
Tenable Holdings, Inc. (a)	38,291	1,715,437
Terawulf, Inc. (a)(b)	45,615	57,475
Varonis Systems, Inc. (a)(b)	35,958	1,098,157
Verint Systems, Inc. (a)	20,243	465,387
Weave Communications, Inc. (a)	12,297	100,221
Workiva, Inc. (a)(b)	16,400	1,661,976
Xperi, Inc. (a)	14,065	138,681
Yext, Inc. (a)	34,660	219,398

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Zeta Global Holdings Corp. - Class A (a)(b)	45,460	$379,591
Zuora, Inc. - Class A (a)(b)	42,438	349,689

		40,795,560

Specialized REITs—0.4%
Farmland Partners, Inc. (b)	15,523	159,266
Four Corners Property Trust, Inc. (b)	29,117	646,106
Gladstone Land Corp. (b)	10,827	154,068
Outfront Media, Inc. (b)	49,314	498,071
PotlatchDeltic Corp.	26,827	1,217,678
Safehold, Inc. (b)	14,671	261,144
Uniti Group, Inc. (b)	80,157	378,341

		3,314,674

Specialty Retail—2.4%
1-800-Flowers.com, Inc. - Class A (a)(b)	9,265	64,855
Aaron’s Co., Inc.	10,896	114,081
Abercrombie & Fitch Co. - Class A (a)(b)	16,478	928,865
Academy Sports & Outdoors, Inc. (b)	25,655	1,212,712
America’s Car-Mart, Inc. (a)(b)	2,086	189,805
American Eagle Outfitters, Inc. (b)	61,334	1,018,758
Arko Corp. (b)	31,060	222,079
Asbury Automotive Group, Inc. (a)(b)	6,920	1,592,084
BARK, Inc. (a)(b)	42,416	50,899
Big 5 Sporting Goods Corp. (b)	7,812	54,762
Boot Barn Holdings, Inc. (a)(b)	10,047	815,716
Buckle, Inc.	10,213	341,012
Build-A-Bear Workshop, Inc.	4,959	145,844
Caleres, Inc. (b)	11,585	333,185
Camping World Holdings, Inc. - Class A (b)	14,044	286,638
CarParts.com, Inc. (a)	18,022	74,251
Carvana Co. (a)(b)	32,198	1,351,672
Cato Corp. - Class A	6,299	48,250
Chico’s FAS, Inc. (a)(b)	41,529	310,637
Children’s Place, Inc. (a)(b)	3,971	107,336
Designer Brands, Inc. - Class A (b)	17,144	217,043
Destination XL Group, Inc. (a)	19,702	88,265
EVgo, Inc. (a)(b)	35,436	119,774
Foot Locker, Inc. (b)	27,087	469,959
Genesco, Inc. (a)	3,961	122,078
Group 1 Automotive, Inc. (b)	4,603	1,236,872
GrowGeneration Corp. (a)(b)	19,482	56,887
Guess?, Inc. (b)	9,669	209,237
Haverty Furniture Cos., Inc.	4,960	142,749
Hibbett, Inc.	4,141	196,739
J Jill, Inc. (a)(b)	1,576	46,650
Lazydays Holdings, Inc. (a)(b)	4,323	32,855
Leslie’s, Inc. (a)(b)	59,966	339,408
MarineMax, Inc. (a)	7,339	240,866
Monro, Inc.	10,365	287,836
National Vision Holdings, Inc. (a)(b)	26,199	423,900
ODP Corp. (a)(b)	10,699	493,759
OneWater Marine, Inc. - Class A (a)(b)	3,644	93,359
Overstock.com, Inc. (a)	15,298	242,014
PetMed Express, Inc.	6,446	66,072
Revolve Group, Inc. (a)(b)	14,472	196,964
Sally Beauty Holdings, Inc. (a)(b)	36,161	$303,029
Shoe Carnival, Inc.	6,132	147,352
Signet Jewelers Ltd. (b)	15,068	1,082,033
Sleep Number Corp. (a)	7,502	184,474
Sonic Automotive, Inc. - Class A	5,221	249,355
Sportsman’s Warehouse Holdings, Inc. (a)	10,935	49,098
Stitch Fix, Inc. - Class A (a)	28,562	98,539
ThredUp, Inc. - Class A (a)	22,896	91,813
Tile Shop Holdings, Inc. (a)(b)	9,826	53,945
Tilly’s, Inc. - Class A (a)	7,804	63,369
Upbound Group, Inc.	17,965	529,069
Urban Outfitters, Inc. (a)	21,577	705,352
Warby Parker, Inc. - Class A (a)(b)	28,895	380,258
Winmark Corp.	994	370,891
Zumiez, Inc. (a)	5,111	90,976

		18,986,280

Technology Hardware, Storage & Peripherals—0.8%
Avid Technology, Inc. (a)(b)	10,765	289,255
Corsair Gaming, Inc. (a)(b)	13,698	199,032
Eastman Kodak Co. (a)(b)	19,889	83,733
Immersion Corp.	10,580	69,934
IonQ, Inc. (a)(b)	54,320	808,282
Super Micro Computer, Inc. (a)(b)	15,470	4,242,183
Turtle Beach Corp. (a)	5,364	48,678
Xerox Holdings Corp.	38,468	603,563

		6,344,660

Textiles, Apparel & Luxury Goods—0.5%
Allbirds, Inc. - Class A (a)(b)	35,714	39,642
Figs, Inc. - Class A (a)(b)	44,317	261,470
G-III Apparel Group Ltd. (a)	13,787	343,572
Hanesbrands, Inc. (b)	118,172	467,961
Kontoor Brands, Inc. (b)	18,681	820,283
Movado Group, Inc.	4,696	128,436
Oxford Industries, Inc. (b)	4,988	479,496
Rocky Brands, Inc.	2,393	35,177
Steven Madden Ltd. (b)	25,264	802,637
Vera Bradley, Inc. (a)	8,929	59,021
Wolverine World Wide, Inc.	26,161	210,858

		3,648,553

Tobacco—0.1%
Turning Point Brands, Inc.	5,617	129,697
Universal Corp.	8,059	380,465
Vector Group Ltd.	48,791	519,136

		1,029,298

Trading Companies & Distributors—2.2%
Alta Equipment Group, Inc. (b)	7,040	84,902
Applied Industrial Technologies, Inc.	12,837	1,984,729
Beacon Roofing Supply, Inc. (a)	18,095	1,396,391
BlueLinx Holdings, Inc. (a)	2,908	238,718
Boise Cascade Co.	13,372	1,377,851
Custom Truck One Source, Inc. (a)(b)	20,077	124,477

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
Distribution Solutions Group, Inc. (a)(b)	3,388	$88,088
DXP Enterprises, Inc. (a)	4,806	167,922
EVI Industries, Inc. (a)	1,609	39,935
FTAI Aviation Ltd.	33,508	1,191,209
GATX Corp.	11,909	1,296,056
Global Industrial Co.	3,989	133,632
GMS, Inc. (a)	13,401	857,262
H&E Equipment Services, Inc.	10,452	451,422
Herc Holdings, Inc.	9,481	1,127,670
Hudson Technologies, Inc. (a)	14,689	195,364
Karat Packaging, Inc.	2,148	49,533
McGrath RentCorp	8,283	830,288
MRC Global, Inc. (a)	28,411	291,213
NOW, Inc. (a)	33,807	401,289
Rush Enterprises, Inc.—Class A	20,887	852,816
Rush Enterprises, Inc.—Class B (b)	2,708	122,645
Textainer Group Holdings Ltd. (b)	14,336	534,016
Titan Machinery, Inc. (a)	6,828	181,488
Transcat, Inc. (a)	2,470	241,986
Triton International Ltd. (a)	18,307	1,506,024
Veritiv Corp.	4,355	735,560
Willis Lease Finance Corp. (a)	960	40,608
Xometry, Inc.—Class A (a)(b)	11,657	197,936

		16,741,030

Water Utilities—0.4%
American States Water Co.	12,211	960,761
Artesian Resources Corp.—Class A (b)	2,874	120,679
Cadiz, Inc. (a)	13,587	44,973
California Water Service Group	19,296	912,894
Consolidated Water Co. Ltd. (b)	5,040	143,338
Global Water Resources, Inc.	4,624	45,084
Middlesex Water Co.	5,991	396,904
Pure Cycle Corp. (a)	6,829	65,558
SJW Group (b)	10,391	624,603
York Water Co.	5,110	191,574

		3,506,368

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a)(b)	22,220	265,085
Shenandoah Telecommunications Co.	16,904	348,391
Spok Holdings, Inc.	5,955	84,978
Telephone & Data Systems, Inc.	34,718	635,687
Tingo Group, Inc. (a)(b)	44,053	45,154

		1,379,295

Total Common Stocks (Cost $637,957,158)		750,079,312

Mutual Funds—2.2%

Investment Company Securities—2.2%
iShares Russell 2000 ETF (b) (Cost $17,462,178)	96,400	17,037,736
Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Energy Equipment & Services—0.0%
Nabors Industries Ltd. Expires 06/11/26 (a) (Cost $0)	882	$12,965

Rights—0.0%

Biotechnology—0.0%
Chinook Therapeutics, Inc. (a)	19,453	7,587
Tobira Therapeutics, Inc. (a)(c)(d)	4,660	37,094

Total Rights (Cost $7,866)		44,681

Short-Term Investment—1.3%

U.S. Treasury—1.3%
U.S. Treasury Bill 3.561%, 10/03/23 (f)	10,325,000	$10,323,491

Total Short-Term Investments (Cost $10,321,979)		10,323,491

Securities Lending Reinvestments (g)—19.1%

Certificates of Deposit—3.3%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (h)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (h)	2,000,000	2,001,286
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (h)	4,000,000	4,000,392
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	3,000,000	3,000,399
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (h)	3,000,000	2,999,736
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (h)	3,000,000	3,000,147
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (h)	4,000,000	4,000,584
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (h)	2,000,000	2,000,210
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (h)	2,000,000	2,001,160
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (h)	2,000,000	2,000,190

		26,004,239

Commercial Paper—0.8%
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (h)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (h)	2,000,000	2,000,540
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (h)	3,000,000	3,000,000

		6,000,539

See accompanying notes to financial statements.

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—10.1%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,003,191; collateralized by U.S. Treasury Obligations with rates ranging from 0.250%—5.403%, maturity dates ranging from 01/31/24—10/31/25, and various Common Stock with an aggregate market value of $3,060,074.	3,000,000	$3,000,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $2,010,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.125%—4.250%, maturity dates ranging from 07/15/25—11/30/28, and various Common Stock with an aggregate market value of $2,040,146.	2,000,000	2,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $6,180,992; collateralized by U.S. Treasury Obligations with rates ranging from 2.000%—2.875%, maturity dates ranging from 02/15/25—05/15/49, and various Common Stock with an aggregate market value of $6,377,828.	6,000,000	6,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $17,507,401; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.500%, maturity dates ranging from 10/12/23—02/15/50, and an aggregate market value of $17,849,667.	17,499,672	17,499,672
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $13,906,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.625%—3.875%, maturity dates ranging from 01/15/26—11/15/41, and an aggregate market value of $14,244,437.	13,900,000	13,900,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $5,305,483; collateralized by U.S. Treasury Obligations with rates ranging from 0.000%—4.000%, maturity dates ranging from 10/12/23—02/15/32, and an aggregate market value of $5,431,332.	5,300,000	5,300,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $15,015,896; collateralized by various Common Stock with an aggregate market value of $16,739,810.	15,000,000	15,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $13,005,915; collateralized by various Common Stock with an aggregate market value of $14,507,933.	13,000,000	13,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $66,007; collateralized by various Common Stock with an aggregate market value of $73,434.	65,977	65,977

		78,765,649

Time Deposit—0.7%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (h)	5,000,000	5,000,000

Mutual Funds—4.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (i)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (i)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (i)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (i)	5,086,980	5,086,980
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (i)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (i)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (i)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (i)	2,503,510	2,503,510

		32,590,490

Total Securities Lending Reinvestments (Cost $148,356,139)		148,360,917

Total Investments—119.0% (Cost $814,105,320)		925,859,102
Other assets and liabilities (net) — (19.0)%		(147,840,527)

Net Assets—100.0%		$778,018,575

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $180,346,812 and the collateral received consisted of cash in the amount of $148,356,139 and non-cash collateral with a value of $37,879,792. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $2,593,232.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/15/23	128	USD 11,511,040	$(621,331)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,982,774	$—	$—	$5,982,774
Air Freight & Logistics	1,853,979	—	—	1,853,979
Automobile Components	11,376,782	—	—	11,376,782
Automobiles	1,025,542	—	—	1,025,542
Banks	63,748,093	—	—	63,748,093
Beverages	3,090,265	—	—	3,090,265
Biotechnology	49,147,847	—	—	49,147,847
Broadline Retail	621,531	—	—	621,531
Building Products	13,921,881	—	—	13,921,881
Capital Markets	10,532,227	—	—	10,532,227
Chemicals	14,341,251	—	—	14,341,251
Commercial Services & Supplies	11,901,369	—	—	11,901,369
Communications Equipment	5,140,384	—	—	5,140,384
Construction & Engineering	12,276,162	—	—	12,276,162
Construction Materials	2,325,040	—	—	2,325,040
Consumer Finance	6,028,226	—	—	6,028,226
Consumer Staples Distribution & Retail	4,353,241	—	—	4,353,241
Containers & Packaging	2,295,171	—	—	2,295,171
Distributors	52,170	—	—	52,170
Diversified Consumer Services	8,771,706	—	—	8,771,706
Diversified REITs	4,568,579	—	—	4,568,579
Diversified Telecommunication Services	3,118,376	—	—	3,118,376
Electric Utilities	5,567,647	—	—	5,567,647
Electrical Equipment	11,658,112	—	—	11,658,112
Electronic Equipment, Instruments & Components	20,744,624	—	—	20,744,624
Energy Equipment & Services	22,702,921	—	—	22,702,921
Entertainment	3,264,211	—	—	3,264,211
Financial Services	17,412,649	—	—	17,412,649
Food Products	8,976,831	—	—	8,976,831
Gas Utilities	7,050,120	—	—	7,050,120
Ground Transportation	3,521,623	—	—	3,521,623
Health Care Equipment & Supplies	22,595,952	—	—	22,595,952
Health Care Providers & Services	20,059,718	0	—	20,059,718
Health Care REITs	4,643,315	—	—	4,643,315
Health Care Technology	4,037,909	—	—	4,037,909
Hotel & Resort REITs	6,403,111	—	—	6,403,111
Hotels, Restaurants & Leisure	16,675,983	—	—	16,675,983
Household Durables	15,048,703	—	—	15,048,703
Household Products	2,470,743	—	—	2,470,743
Independent Power and Renewable Electricity Producers	1,926,086	—	—	1,926,086
Industrial Conglomerates	166,191	—	—	166,191
Industrial REITs	3,433,952	—	—	3,433,952
Insurance	13,957,657	—	—	13,957,657

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$5,297,371	$—	$—	$5,297,371
IT Services	3,389,240	—	—	3,389,240
Leisure Products	3,267,202	—	—	3,267,202
Life Sciences Tools & Services	2,572,402	—	—	2,572,402
Machinery	27,639,004	—	—	27,639,004
Marine Transportation	2,001,450	—	—	2,001,450
Media	4,911,302	—	—	4,911,302
Metals & Mining	14,400,899	—	—	14,400,899
Mortgage Real Estate Investment Trusts	9,293,365	—	—	9,293,365
Multi-Utilities	3,121,016	—	—	3,121,016
Office REITs	5,517,869	—	—	5,517,869
Oil, Gas & Consumable Fuels	40,869,348	—	—	40,869,348
Paper & Forest Products	734,337	—	—	734,337
Passenger Airlines	3,170,131	—	—	3,170,131
Personal Care Products	7,002,578	—	—	7,002,578
Pharmaceuticals	12,406,627	—	—	12,406,627
Professional Services	19,094,895	—	—	19,094,895
Real Estate Management & Development	5,425,419	—	—	5,425,419
Residential REITs	3,146,162	—	—	3,146,162
Retail REITs	8,980,865	—	—	8,980,865
Semiconductors & Semiconductor Equipment	23,301,458	—	—	23,301,458
Software	40,795,560	—	—	40,795,560
Specialized REITs	3,314,674	—	—	3,314,674
Specialty Retail	18,986,280	—	—	18,986,280
Technology Hardware, Storage & Peripherals	6,344,660	—	—	6,344,660
Textiles, Apparel & Luxury Goods	3,648,553	—	—	3,648,553
Tobacco	1,029,298	—	—	1,029,298
Trading Companies & Distributors	15,235,006	1,506,024	—	16,741,030
Water Utilities	3,506,368	—	—	3,506,368
Wireless Telecommunication Services	1,379,295	—	—	1,379,295
Total Common Stocks	748,573,288	1,506,024	—	750,079,312
Total Mutual Funds*	17,037,736	—	—	17,037,736
Total Warrants*	12,965	—	—	12,965
Total Rights*	—	7,587	37,094	44,681
Total Short-Term Investment*	—	10,323,491	—	10,323,491
Securities Lending Reinvestments
Certificates of Deposit	—	26,004,239	—	26,004,239
Commercial Paper	—	6,000,539	—	6,000,539
Repurchase Agreements	—	78,765,649	—	78,765,649
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	32,590,490	—	—	32,590,490
Total Securities Lending Reinvestments	32,590,490	115,770,427	—	148,360,917
Total Investments	$798,214,479	$127,607,529	$37,094	$925,859,102

Collateral for Securities Loaned (Liability)	$—	$(148,356,139)	$—	$(148,356,139)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(621,331)	$—	$—	$(621,331)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-209

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Axon Enterprise, Inc. (a)	13,255	$2,637,612
Boeing Co. (a) (b)	106,947	20,499,601
General Dynamics Corp.	42,745	9,445,363
Howmet Aerospace, Inc.	73,861	3,416,071
Huntington Ingalls Industries, Inc.	7,520	1,538,442
L3Harris Technologies, Inc.	35,673	6,211,383
Lockheed Martin Corp.	42,274	17,288,375
Northrop Grumman Corp.	26,825	11,808,097
RTX Corp.	274,532	19,758,068
Textron, Inc.	37,359	2,919,232
TransDigm Group, Inc. (a)	10,409	8,776,140

		104,298,384

Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc. (b)	21,960	1,891,415
Expeditors International of Washington, Inc. (b)	27,895	3,197,604
FedEx Corp.	43,644	11,562,168
United Parcel Service, Inc. - Class B	136,421	21,263,941

		37,915,128

Automobile Components—0.1%
Aptiv PLC (a)	53,344	5,259,185
BorgWarner, Inc.	44,336	1,789,844

		7,049,029

Automobiles—2.2%
Ford Motor Co.	741,517	9,209,641
General Motors Co.	259,516	8,556,243
Tesla, Inc. (a)	520,838	130,324,084

		148,089,968

Banks—3.0%
Bank of America Corp.	1,303,963	35,702,507
Citigroup, Inc.	363,217	14,939,115
Citizens Financial Group, Inc.	89,081	2,387,371
Comerica, Inc.	24,855	1,032,725
Fifth Third Bancorp (b)	128,426	3,253,031
Huntington Bancshares, Inc.	273,092	2,840,157
JPMorgan Chase & Co.	548,132	79,490,103
KeyCorp (b)	176,528	1,899,441
M&T Bank Corp.	31,290	3,956,621
PNC Financial Services Group, Inc.	75,117	9,222,114
Regions Financial Corp.	176,992	3,044,262
Truist Financial Corp.	251,231	7,187,719
U.S. Bancorp (b)	293,667	9,708,631
Wells Fargo & Co.	690,102	28,197,568
Zions Bancorp NA	27,942	974,896

		203,836,261

Beverages—1.6%
Brown-Forman Corp. - Class B (b)	34,509	1,990,824
Coca-Cola Co.	734,074	41,093,463
Constellation Brands, Inc. - Class A (b)	30,425	7,646,715
Keurig Dr Pepper, Inc.	189,752	5,990,471
Molson Coors Beverage Co. - Class B (b)	35,009	2,226,222

Beverages—(Continued)
Monster Beverage Corp. (a)	140,280	7,427,826
PepsiCo, Inc.	259,644	43,994,079

		110,369,600

Biotechnology—2.1%
AbbVie, Inc.	332,915	49,624,310
Amgen, Inc.	100,891	27,115,465
Biogen, Inc. (a)	27,316	7,020,485
Gilead Sciences, Inc.	235,017	17,612,174
Incyte Corp. (a)	35,081	2,026,629
Moderna, Inc. (a)	62,453	6,450,771
Regeneron Pharmaceuticals, Inc. (a)	20,133	16,568,654
Vertex Pharmaceuticals, Inc. (a)	48,681	16,928,331

		143,346,819

Broadline Retail—3.3%
Amazon.com, Inc. (a)	1,712,556	217,700,119
eBay, Inc.	100,373	4,425,445
Etsy, Inc. (a) (b)	23,202	1,498,385

		223,623,949

Building Products—0.4%
A.O. Smith Corp.	23,499	1,553,989
Allegion PLC	16,556	1,725,135
Carrier Global Corp.	157,989	8,720,993
Johnson Controls International PLC	128,318	6,827,800
Masco Corp.	42,424	2,267,563
Trane Technologies PLC	43,079	8,741,160

		29,836,640

Capital Markets—2.8%
Ameriprise Financial, Inc.	19,357	6,381,616
Bank of New York Mellon Corp.	146,890	6,264,859
BlackRock, Inc.	26,472	17,113,883
Blackstone, Inc. (b)	133,869	14,342,725
Cboe Global Markets, Inc.	19,902	3,108,891
Charles Schwab Corp.	280,468	15,397,693
CME Group, Inc.	67,853	13,585,528
FactSet Research Systems, Inc.	7,195	3,146,086
Franklin Resources, Inc. (b)	53,645	1,318,594
Goldman Sachs Group, Inc.	62,181	20,119,906
Intercontinental Exchange, Inc.	107,951	11,876,769
Invesco Ltd.	84,616	1,228,624
MarketAxess Holdings, Inc.	7,106	1,518,126
Moody’s Corp.	29,766	9,411,116
Morgan Stanley	240,647	19,653,641
MSCI, Inc.	14,918	7,654,127
Nasdaq, Inc.	63,942	3,106,942
Northern Trust Corp.	39,044	2,712,777
Raymond James Financial, Inc. (b)	35,451	3,560,344
S&P Global, Inc.	61,376	22,427,404
State Street Corp.	60,100	4,024,296
T. Rowe Price Group, Inc.	42,305	4,436,525

		192,390,472

BHFTII-210

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—1.7%
Air Products & Chemicals, Inc.	41,901	$11,874,743
Albemarle Corp.	22,133	3,763,495
Celanese Corp. (b)	18,877	2,369,441
CF Industries Holdings, Inc.	36,392	3,120,250
Corteva, Inc.	133,872	6,848,892
Dow, Inc.	132,610	6,837,372
DuPont de Nemours, Inc. (b)	86,585	6,458,375
Eastman Chemical Co.	22,361	1,715,536
Ecolab, Inc.	47,848	8,105,451
FMC Corp.	23,526	1,575,536
International Flavors & Fragrances, Inc.	48,144	3,281,976
Linde PLC	92,034	34,268,860
LyondellBasell Industries NV - Class A	48,307	4,574,673
Mosaic Co.	62,673	2,231,159
PPG Industries, Inc.	44,421	5,765,846
Sherwin-Williams Co.	44,622	11,380,841

		114,172,446

Commercial Services & Supplies—0.5%
Cintas Corp.	16,312	7,846,235
Copart, Inc. (a)	163,895	7,062,236
Republic Services, Inc.	38,781	5,526,680
Rollins, Inc.	52,958	1,976,922
Waste Management, Inc.	69,524	10,598,239

		33,010,312

Communications Equipment—0.9%
Arista Networks, Inc. (a)	47,297	8,699,337
Cisco Systems, Inc.	768,618	41,320,904
F5, Inc. (a)	11,186	1,802,512
Juniper Networks, Inc.	60,613	1,684,435
Motorola Solutions, Inc.	31,503	8,576,377

		62,083,565

Construction & Engineering—0.1%
Quanta Services, Inc.	27,387	5,123,286

Construction Materials—0.1%
Martin Marietta Materials, Inc.	11,657	4,784,966
Vulcan Materials Co.	25,060	5,062,621

		9,847,587

Consumer Finance—0.4%
American Express Co.	109,737	16,371,663
Capital One Financial Corp.	71,945	6,982,262
Discover Financial Services	47,144	4,084,085
Synchrony Financial	78,875	2,411,209

		29,849,219

Consumer Staples Distribution & Retail—1.8%
Costco Wholesale Corp.	83,585	47,222,182
Dollar General Corp.	41,371	4,377,052
Dollar Tree, Inc. (a) (b)	39,489	4,203,604
Kroger Co.	124,547	5,573,478

Consumer Staples Distribution & Retail—(Continued)
Sysco Corp.	95,271	6,292,649
Target Corp.	87,057	9,625,892
Walgreens Boots Alliance, Inc. (b)	135,144	3,005,603
Walmart, Inc.	269,192	43,051,877

		123,352,337

Containers & Packaging—0.2%
Amcor PLC	277,537	2,542,239
Avery Dennison Corp.	15,199	2,776,401
Ball Corp. (b)	59,424	2,958,127
International Paper Co.	65,260	2,314,772
Packaging Corp. of America (b)	16,959	2,604,055
Sealed Air Corp.	27,233	894,876
Westrock Co. (b)	48,338	1,730,500

		15,820,970

Distributors—0.1%
Genuine Parts Co.	26,488	3,824,337
LKQ Corp.	50,465	2,498,522
Pool Corp.	7,366	2,623,033

		8,945,892

Diversified Telecommunication Services—0.7%
AT&T, Inc.	1,348,411	20,253,133
Verizon Communications, Inc.	792,946	25,699,380

		45,952,513

Electric Utilities—1.6%
Alliant Energy Corp.	47,666	2,309,418
American Electric Power Co., Inc.	97,170	7,309,127
Constellation Energy Corp.	60,657	6,616,466
Duke Energy Corp.	145,367	12,830,091
Edison International	72,294	4,575,487
Entergy Corp.	39,883	3,689,178
Evergy, Inc.	43,325	2,196,578
Eversource Energy	65,843	3,828,770
Exelon Corp.	187,713	7,093,674
FirstEnergy Corp.	97,330	3,326,739
NextEra Energy, Inc.	381,703	21,867,765
NRG Energy, Inc.	43,214	1,664,603
PG&E Corp. (a) (b)	394,440	6,362,317
Pinnacle West Capital Corp.	21,372	1,574,689
PPL Corp.	139,026	3,275,453
Southern Co.	205,693	13,312,451
Xcel Energy, Inc.	104,027	5,952,425

		107,785,231

Electrical Equipment—0.6%
AMETEK, Inc.	43,515	6,429,776
Eaton Corp. PLC	75,257	16,050,813
Emerson Electric Co.	107,793	10,409,570
Generac Holdings, Inc. (a) (b)	11,739	1,279,081
Rockwell Automation, Inc.	21,664	6,193,088

		40,362,328

BHFTII-211

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	112,500	$9,448,875
CDW Corp.	25,283	5,101,098
Corning, Inc.	144,796	4,411,934
Keysight Technologies, Inc. (a)	33,642	4,451,173
TE Connectivity Ltd.	59,213	7,314,582
Teledyne Technologies, Inc. (a)	8,879	3,627,782
Trimble, Inc. (a)	46,837	2,522,641
Zebra Technologies Corp. - Class A (a) (b)	9,683	2,290,320

		39,168,405

Energy Equipment & Services—0.4%
Baker Hughes Co.	190,436	6,726,200
Halliburton Co.	169,479	6,863,899
Schlumberger Ltd.	268,057	15,627,723

		29,217,822

Entertainment—1.3%
Activision Blizzard, Inc.	134,936	12,634,058
Electronic Arts, Inc.	46,499	5,598,479
Live Nation Entertainment, Inc. (a) (b)	26,741	2,220,573
Netflix, Inc. (a)	83,585	31,561,696
Take-Two Interactive Software, Inc. (a)	29,790	4,182,218
Walt Disney Co. (a)	345,124	27,972,300
Warner Bros Discovery, Inc. (a)	418,352	4,543,303

		88,712,627

Financial Services—4.3%
Berkshire Hathaway, Inc. - Class B (a)	343,975	120,494,442
Fidelity National Information Services, Inc.	111,748	6,176,312
Fiserv, Inc. (a)	114,982	12,988,367
FleetCor Technologies, Inc. (a)	13,949	3,561,738
Global Payments, Inc.	49,038	5,658,495
Jack Henry & Associates, Inc. (b)	13,745	2,077,419
Mastercard, Inc. - Class A	156,931	62,130,552
PayPal Holdings, Inc. (a)	207,106	12,107,417
Visa, Inc. - Class A (b)	303,065	69,707,981

		294,902,723

Food Products—1.0%
Archer-Daniels-Midland Co.	101,117	7,626,244
Bunge Ltd.	28,413	3,075,707
Campbell Soup Co. (b)	37,108	1,524,397
Conagra Brands, Inc.	90,133	2,471,447
General Mills, Inc.	110,374	7,062,832
Hershey Co.	28,265	5,655,261
Hormel Foods Corp.	54,608	2,076,742
J.M. Smucker Co. (b)	19,259	2,367,124
Kellogg Co.	49,720	2,958,837
Kraft Heinz Co.	150,588	5,065,780
Lamb Weston Holdings, Inc.	27,499	2,542,558
McCormick & Co., Inc. (b)	47,361	3,582,386
Mondelez International, Inc. - Class A (b)	256,595	17,807,693
Tyson Foods, Inc. - Class A (b)	53,859	2,719,341

		66,536,349

Gas Utilities—0.0%
Atmos Energy Corp. (b)	28,002	2,966,252

Ground Transportation—0.8%
CSX Corp.	378,424	11,636,538
J.B. Hunt Transport Services, Inc.	15,399	2,903,020
Norfolk Southern Corp.	42,818	8,432,149
Old Dominion Freight Line, Inc.	16,900	6,914,466
Union Pacific Corp. (b)	114,953	23,407,879

		53,294,052

Health Care Equipment & Supplies—2.5%
Abbott Laboratories	327,315	31,700,458
Align Technology, Inc. (a)	13,425	4,098,921
Baxter International, Inc.	95,515	3,604,736
Becton Dickinson & Co.	54,719	14,146,503
Boston Scientific Corp. (a)	276,175	14,582,040
Cooper Cos., Inc.	9,338	2,969,577
Dentsply Sirona, Inc.	39,932	1,364,077
DexCom, Inc. (a) (b)	73,158	6,825,642
Edwards Lifesciences Corp. (a)	114,662	7,943,783
GE HealthCare Technologies, Inc. (a) (b)	73,778	5,019,855
Hologic, Inc. (a)	46,199	3,206,211
IDEXX Laboratories, Inc. (a)	15,658	6,846,774
Insulet Corp. (a)	13,169	2,100,324
Intuitive Surgical, Inc. (a)	66,271	19,370,351
Medtronic PLC	251,076	19,674,315
ResMed, Inc.	27,713	4,097,921
STERIS PLC (b)	18,607	4,082,748
Stryker Corp.	63,753	17,421,782
Teleflex, Inc.	8,863	1,740,782
Zimmer Biomet Holdings, Inc.	39,413	4,422,927

		175,219,727

Health Care Providers & Services—2.9%
Cardinal Health, Inc.	48,021	4,169,183
Cencora, Inc. (b)	31,444	5,658,977
Centene Corp. (a)	102,131	7,034,783
Cigna Group	55,826	15,970,144
CVS Health Corp.	242,257	16,914,384
DaVita, Inc. (a)	10,156	960,047
Elevance Health, Inc.	44,447	19,353,113
HCA Healthcare, Inc.	37,963	9,338,139
Henry Schein, Inc. (a)	24,630	1,828,777
Humana, Inc.	23,371	11,370,459
Laboratory Corp. of America Holdings	16,711	3,359,747
McKesson Corp.	25,445	11,064,758
Molina Healthcare, Inc. (a)	10,996	3,605,478
Quest Diagnostics, Inc.	21,169	2,579,654
UnitedHealth Group, Inc.	174,716	88,090,060
Universal Health Services, Inc. - Class B	11,720	1,473,556

		202,771,259

Health Care REITs—0.2%
Healthpeak Properties, Inc.	103,182	1,894,422
Ventas, Inc. (b)	75,894	3,197,414

BHFTII-212

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—(Continued)
Welltower, Inc. (b)	97,840	$8,015,053

		13,106,889

Hotel & Resort REITs—0.0%
Host Hotels & Resorts, Inc. (b)	134,219	2,156,899

Hotels, Restaurants & Leisure—2.1%
Airbnb, Inc. - Class A (a)	80,417	11,034,017
Booking Holdings, Inc. (a)	6,733	20,764,235
Caesars Entertainment, Inc. (a)	40,607	1,882,134
Carnival Corp. (a) (b)	189,999	2,606,786
Chipotle Mexican Grill, Inc. (a)	5,204	9,532,843
Darden Restaurants, Inc. (b)	22,798	3,265,130
Domino’s Pizza, Inc.	6,619	2,507,211
Expedia Group, Inc. (a) (b)	25,998	2,679,614
Hilton Worldwide Holdings, Inc.	49,325	7,407,628
Las Vegas Sands Corp.	62,000	2,842,080
Marriott International, Inc. - Class A	47,252	9,287,853
McDonald’s Corp.	137,456	36,211,409
MGM Resorts International	52,946	1,946,295
Norwegian Cruise Line Holdings Ltd. (a) (b)	80,241	1,322,372
Royal Caribbean Cruises Ltd. (a) (b)	44,452	4,095,807
Starbucks Corp.	216,040	19,717,971
Wynn Resorts Ltd.	18,266	1,687,961
Yum! Brands, Inc.	52,852	6,603,329

		145,394,675

Household Durables—0.3%
DR Horton, Inc.	57,427	6,171,680
Garmin Ltd.	28,888	3,039,018
Lennar Corp. - Class A	47,630	5,345,515
Mohawk Industries, Inc. (a)	9,969	855,440
NVR, Inc. (a)	616	3,673,393
PulteGroup, Inc.	41,390	3,064,929
Whirlpool Corp. (b)	10,339	1,382,324

		23,532,299

Household Products—1.3%
Church & Dwight Co., Inc. (b)	46,408	4,252,365
Clorox Co.	23,355	3,060,906
Colgate-Palmolive Co.	155,926	11,087,898
Kimberly-Clark Corp.	63,786	7,708,538
Procter & Gamble Co.	444,624	64,852,857

		90,962,564

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	126,302	1,919,790

Industrial Conglomerates—0.8%
3M Co.	104,114	9,747,153
General Electric Co.	205,284	22,694,146
Honeywell International, Inc.	125,233	23,135,544

		55,576,843

Industrial REITs—0.3%
Prologis, Inc.	174,254	19,553,041

Insurance—2.1%
Aflac, Inc.	101,964	7,825,737
Allstate Corp.	49,336	5,496,524
American International Group, Inc.	134,275	8,137,065
Aon PLC - Class A	38,264	12,405,954
Arch Capital Group Ltd. (a)	70,344	5,607,120
Arthur J. Gallagher & Co.	40,648	9,264,899
Assurant, Inc. (b)	10,000	1,435,800
Brown & Brown, Inc.	44,399	3,100,826
Chubb Ltd.	77,471	16,127,913
Cincinnati Financial Corp.	29,585	3,026,250
Everest Group Ltd.	8,187	3,042,862
Globe Life, Inc.	16,401	1,783,281
Hartford Financial Services Group, Inc.	57,681	4,090,160
Loews Corp.	34,878	2,208,126
Marsh & McLennan Cos., Inc.	93,167	17,729,680
MetLife, Inc. (c)	119,148	7,495,601
Principal Financial Group, Inc. (b)	41,943	3,022,832
Progressive Corp.	110,403	15,379,138
Prudential Financial, Inc.	68,467	6,496,833
Travelers Cos., Inc.	43,182	7,052,052
W.R. Berkley Corp.	38,372	2,436,238
Willis Towers Watson PLC	19,771	4,131,348

		147,296,239

Interactive Media & Services—5.8%
Alphabet, Inc. - Class A (a)	1,119,055	146,439,537
Alphabet, Inc. - Class C (a) (d)	951,917	125,510,256
Match Group, Inc. (a)	52,451	2,054,768
Meta Platforms, Inc. - Class A (a)	419,213	125,851,935

		399,856,496

IT Services—1.2%
Accenture PLC - Class A	118,978	36,539,334
Akamai Technologies, Inc. (a) (b)	28,669	3,054,395
Cognizant Technology Solutions Corp. - Class A	95,258	6,452,777
DXC Technology Co. (a) (b)	38,698	806,079
EPAM Systems, Inc. (a)	10,932	2,795,203
Gartner, Inc. (a)	14,868	5,108,793
International Business Machines Corp.	171,829	24,107,609
VeriSign, Inc. (a)	16,924	3,427,618

		82,291,808

Leisure Products—0.0%
Hasbro, Inc.	24,598	1,626,912

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	55,712	6,229,716
Bio-Rad Laboratories, Inc. - Class A (a)	3,939	1,411,935
Bio-Techne Corp.	29,695	2,021,339
Charles River Laboratories International, Inc. (a) (b)	9,670	1,895,127
Danaher Corp.	123,945	30,750,754
Illumina, Inc. (a)	29,857	4,098,769

BHFTII-213

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
IQVIA Holdings, Inc. (a) (b)	34,539	$6,795,548
Mettler-Toledo International, Inc. (a)	4,124	4,569,681
Revvity, Inc.	23,413	2,591,819
Thermo Fisher Scientific, Inc.	72,796	36,847,151
Waters Corp. (a) (b)	11,148	3,056,893
West Pharmaceutical Services, Inc.	13,931	5,227,050

		105,495,782

Machinery—1.8%
Caterpillar, Inc.	96,221	26,268,333
Cummins, Inc.	26,717	6,103,766
Deere & Co. (b)	51,430	19,408,653
Dover Corp.	26,382	3,680,553
Fortive Corp.	66,397	4,924,002
IDEX Corp.	14,260	2,966,365
Illinois Tool Works, Inc. (b)	51,902	11,953,550
Ingersoll Rand, Inc. (b)	76,275	4,860,243
Nordson Corp. (b)	10,212	2,279,012
Otis Worldwide Corp.	77,661	6,236,955
PACCAR, Inc.	98,609	8,383,737
Parker-Hannifin Corp.	24,199	9,425,994
Pentair PLC (b)	31,142	2,016,444
Snap-on, Inc.	9,981	2,545,754
Stanley Black & Decker, Inc.	28,901	2,415,546
Westinghouse Air Brake Technologies Corp.	33,786	3,590,438
Xylem, Inc.	45,424	4,134,947

		121,194,292

Media—0.8%
Charter Communications, Inc. - Class A (a) (b)	19,197	8,443,224
Comcast Corp. - Class A	776,282	34,420,344
Fox Corp. - Class A	47,848	1,492,857
Fox Corp. - Class B	24,883	718,621
Interpublic Group of Cos., Inc. (b)	72,604	2,080,831
News Corp. - Class A (b)	71,852	1,441,351
News Corp. - Class B (b)	21,786	454,674
Omnicom Group, Inc.	37,264	2,775,423
Paramount Global - Class B (b)	90,953	1,173,294

		53,000,619

Metals & Mining—0.4%
Freeport-McMoRan, Inc.	270,405	10,083,403
Newmont Corp.	149,898	5,538,731
Nucor Corp. (b)	46,912	7,334,691
Steel Dynamics, Inc. (b)	29,368	3,148,837

		26,105,662

Multi-Utilities—0.7%
Ameren Corp.	49,558	3,708,425
CenterPoint Energy, Inc.	119,051	3,196,519
CMS Energy Corp.	55,024	2,922,325
Consolidated Edison, Inc.	65,057	5,564,325
Dominion Energy, Inc.	157,828	7,050,177
DTE Energy Co.	38,887	3,860,701
NiSource, Inc.	77,946	1,923,707

Multi-Utilities—(Continued)
Public Service Enterprise Group, Inc.	94,140	5,357,508
Sempra	118,697	8,074,957
WEC Energy Group, Inc.	59,495	4,792,322

		46,450,966

Office REITs—0.1%
Alexandria Real Estate Equities, Inc. (b)	29,372	2,940,137
Boston Properties, Inc. (b)	27,220	1,619,046

		4,559,183

Oil, Gas & Consumable Fuels—4.2%
APA Corp.	57,954	2,381,909
Chevron Corp.	334,653	56,429,189
ConocoPhillips	225,865	27,058,627
Coterra Energy, Inc.	142,867	3,864,552
Devon Energy Corp.	120,845	5,764,307
Diamondback Energy, Inc. (b)	33,727	5,223,638
EOG Resources, Inc.	109,823	13,921,164
EQT Corp. (b)	68,214	2,768,124
Exxon Mobil Corp.	755,063	88,780,308
Hess Corp.	52,123	7,974,819
Kinder Morgan, Inc.	365,631	6,062,162
Marathon Oil Corp.	114,241	3,055,947
Marathon Petroleum Corp.	75,416	11,413,457
Occidental Petroleum Corp. (b)	125,148	8,119,602
ONEOK, Inc.	109,863	6,968,610
Phillips 66	83,988	10,091,158
Pioneer Natural Resources Co.	43,974	10,094,232
Targa Resources Corp. (b)	42,195	3,616,955
Valero Energy Corp. (b)	66,606	9,438,736
Williams Cos., Inc.	229,435	7,729,665

		290,757,161

Passenger Airlines—0.2%
Alaska Air Group, Inc. (a) (b)	23,996	889,772
American Airlines Group, Inc. (a) (b)	123,234	1,578,627
Delta Air Lines, Inc. (a)	121,358	4,490,246
Southwest Airlines Co.	112,345	3,041,179
United Airlines Holdings, Inc. (a)	61,862	2,616,763

		12,616,587

Personal Care Products—0.2%
Estee Lauder Cos., Inc. - Class A	43,734	6,321,749
Kenvue, Inc.	325,060	6,527,205

		12,848,954

Pharmaceuticals—4.1%
Bristol-Myers Squibb Co.	394,037	22,869,907
Catalent, Inc. (a) (b)	34,002	1,548,111
Eli Lilly & Co.	150,404	80,786,501
Johnson & Johnson	454,188	70,739,781
Merck & Co., Inc.	478,615	49,273,414
Organon & Co.	48,204	836,821
Pfizer, Inc.	1,064,915	35,323,231
Viatris, Inc.	226,250	2,230,825

BHFTII-214

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.	86,823	$15,105,466

		278,714,057

Professional Services—0.8%
Automatic Data Processing, Inc.	77,707	18,694,750
Broadridge Financial Solutions, Inc.	22,278	3,988,876
Ceridian HCM Holding, Inc. (a) (b)	29,351	1,991,465
Equifax, Inc. (b)	23,147	4,240,067
Jacobs Solutions, Inc.	23,750	3,241,875
Leidos Holdings, Inc.	25,906	2,387,497
Paychex, Inc.	60,524	6,980,233
Paycom Software, Inc.	9,291	2,408,878
Robert Half, Inc.	20,197	1,480,036
Verisk Analytics, Inc.	27,354	6,462,109

		51,875,786

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (b)	58,440	4,316,378
CoStar Group, Inc. (a)	77,018	5,921,914

		10,238,292

Residential REITs—0.3%
AvalonBay Communities, Inc. (b)	26,786	4,600,228
Camden Property Trust	20,138	1,904,652
Equity Residential	65,057	3,819,496
Essex Property Trust, Inc. (b)	12,106	2,567,561
Invitation Homes, Inc.	108,498	3,438,302
Mid-America Apartment Communities, Inc. (b)	22,007	2,831,201
UDR, Inc.	57,173	2,039,361

		21,200,801

Retail REITs—0.3%
Federal Realty Investment Trust (b)	13,838	1,254,138
Kimco Realty Corp.	116,919	2,056,605
Realty Income Corp. (b)	133,688	6,676,379
Regency Centers Corp.	30,992	1,842,165
Simon Property Group, Inc.	61,713	6,666,855

		18,496,142

Semiconductors & Semiconductor Equipment—7.3%
Advanced Micro Devices, Inc. (a)	304,740	31,333,367
Analog Devices, Inc.	94,575	16,559,137
Applied Materials, Inc.	158,389	21,928,957
Broadcom, Inc.	77,839	64,651,517
Enphase Energy, Inc. (a) (b)	25,718	3,090,018
First Solar, Inc. (a)	20,150	3,256,038
Intel Corp.	789,921	28,081,692
KLA Corp. (b)	25,788	11,827,924
Lam Research Corp.	25,142	15,758,251
Microchip Technology, Inc. (b)	102,669	8,013,315
Micron Technology, Inc.	206,590	14,054,318
Monolithic Power Systems, Inc.	9,012	4,163,544
NVIDIA Corp.	465,880	202,653,141
NXP Semiconductors NV	48,625	9,721,110
ON Semiconductor Corp. (a)	81,393	7,565,479

Semiconductors & Semiconductor Equipment—(Continued)
Qorvo, Inc. (a)	18,467	1,763,044
QUALCOMM, Inc.	210,494	23,377,464
Skyworks Solutions, Inc. (b)	30,063	2,963,911
SolarEdge Technologies, Inc. (a) (b)	10,667	1,381,483
Teradyne, Inc. (b)	29,049	2,918,263
Texas Instruments, Inc.	171,256	27,231,417

		502,293,390

Software—10.0%
Adobe, Inc. (a)	85,971	43,836,613
ANSYS, Inc. (a)	16,370	4,870,893
Autodesk, Inc. (a)	40,312	8,340,956
Cadence Design Systems, Inc. (a)	51,264	12,011,155
Fair Isaac Corp. (a)	4,689	4,072,537
Fortinet, Inc. (a)	122,945	7,214,413
Gen Digital, Inc.	106,135	1,876,467
Intuit, Inc.	52,824	26,989,895
Microsoft Corp.	1,401,368	442,481,946
Oracle Corp.	296,931	31,450,931
Palo Alto Networks, Inc. (a) (b)	57,689	13,524,609
PTC, Inc. (a)	22,413	3,175,474
Roper Technologies, Inc.	20,128	9,747,588
Salesforce, Inc. (a)	183,711	37,252,917
ServiceNow, Inc. (a)	38,478	21,507,663
Synopsys, Inc. (a)	28,700	13,172,439
Tyler Technologies, Inc. (a) (b)	7,937	3,064,793

		684,591,289

Specialized REITs—1.0%
American Tower Corp.	87,924	14,459,102
Crown Castle, Inc.	81,798	7,527,870
Digital Realty Trust, Inc. (b)	57,095	6,909,637
Equinix, Inc. (b)	17,648	12,817,036
Extra Space Storage, Inc.	39,850	4,844,963
Iron Mountain, Inc. (b)	55,047	3,272,544
Public Storage (b)	29,848	7,865,545
SBA Communications Corp.	20,443	4,092,075
VICI Properties, Inc.	191,148	5,562,407
Weyerhaeuser Co. (b)	137,830	4,225,868

		71,577,047

Specialty Retail—2.0%
AutoZone, Inc. (a) (b)	3,425	8,699,466
Bath & Body Works, Inc.	43,176	1,459,349
Best Buy Co., Inc.	36,630	2,544,686
CarMax, Inc. (a) (b)	29,840	2,110,583
Home Depot, Inc.	189,629	57,298,299
Lowe’s Cos., Inc. (b)	110,525	22,971,516
O’Reilly Automotive, Inc. (a)	11,393	10,354,642
Ross Stores, Inc.	64,252	7,257,264
TJX Cos., Inc.	216,764	19,265,984
Tractor Supply Co. (b)	20,523	4,167,195
Ulta Beauty, Inc. (a)	9,394	3,752,433

		139,881,417

BHFTII-215

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—7.1%
Apple, Inc.	2,771,925	$474,581,279
Hewlett Packard Enterprise Co.	243,600	4,231,332
HP, Inc.	163,650	4,205,805
NetApp, Inc.	39,762	3,017,141
Seagate Technology Holdings PLC (b)	36,379	2,399,195
Western Digital Corp. (a)	60,345	2,753,542

		491,188,294

Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. - Class B	231,067	22,094,627
Ralph Lauren Corp. (b)	7,617	884,258
Tapestry, Inc.	43,720	1,256,950
VF Corp. (b)	62,344	1,101,618

		25,337,453

Tobacco—0.6%
Altria Group, Inc.	334,718	14,074,892
Philip Morris International, Inc.	292,796	27,107,054

		41,181,946

Trading Companies & Distributors—0.3%
Fastenal Co.	107,762	5,888,116
United Rentals, Inc.	12,879	5,725,617
WW Grainger, Inc.	8,394	5,807,305

		17,421,038

Water Utilities—0.1%
American Water Works Co., Inc.	36,717	4,546,666

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a) (b)	97,635	13,673,782

Total Common Stocks (Cost $2,584,843,272)		6,778,372,213

Mutual Funds—1.1%

Investment Company Securities—1.1%
SPDR S&P 500 ETF Trust (b) (Cost $80,448,164)	181,000	77,373,880

Short-Term Investment—0.2%

U.S. Treasury—0.2%
U.S. Treasury Bill 3.559%, 10/03/23 (e)	13,025,000	13,023,096

Total Short-Term Investments (Cost $13,021,191)		13,023,096

Securities Lending Reinvestments (f)—5.3%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.7%
Bank of America N.A.
5.660%, SOFR + 0.340%, 03/08/24 (g)	5,000,000	5,000,425
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (g)	5,000,000	5,000,675
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (g)	5,000,000	5,003,215
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (g)	5,000,000	5,000,375
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (g)	7,000,000	6,999,664
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (g)	5,000,000	5,002,430
5.710%, SOFR + 0.400%, 10/13/23 (g)	7,000,000	7,000,686
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	5,000,000	5,000,665
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (g)	3,000,000	2,999,736
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	5,000,000	4,985,250
Zero Coupon, 10/20/23	1,000,000	996,900
Zero Coupon, 03/13/24	5,000,000	4,868,900
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	1,000,000	997,200
Zero Coupon, 10/30/23	1,000,000	995,390
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (g)	5,000,000	5,000,760
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (g)	10,000,000	10,001,460
Royal Bank of Canada
5.710%, FEDEFF PRV + 0.380%, 11/27/23 (g)	5,000,000	5,001,260
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	5,000,000	5,003,850
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (g)	7,000,000	7,000,000
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 11/10/23	1,000,000	993,720
Zero Coupon, 12/19/23	1,000,000	987,620
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (g)	10,000,000	10,001,050
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (g)	6,000,000	6,000,570
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (g)	5,000,000	5,001,800

		114,843,601

Commercial Paper—0.6%
ING U.S. Funding LLC 5.800%, SOFR + 0.480%, 06/13/24 (g)	7,000,000	6,999,965
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (g)	7,000,000	7,001,540
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (g)	4,000,000	3,999,996

BHFTII-216

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB
5.680%, SOFR + 0.360%, 11/15/23 (g)	10,000,000	$10,002,700
5.700%, SOFR + 0.380%, 12/15/23 (g)	8,000,000	8,003,200
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (g)	9,000,000	9,000,000

		45,007,401

Repurchase Agreements—1.6%
Barclays Bank PLC Repurchase Agreement dated 09/29/23 at 5.670%, due on 01/02/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,143,961.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $6,032,783; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $6,120,439.	6,000,000	6,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $20,603,306; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $21,259,426.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $22,534,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $22,974,849.	22,524,360	22,524,360
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,042,861; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $1,068,229.	1,042,399	1,042,399
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $11,812,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $12,092,399.	11,800,000	11,800,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $35,037,090; collateralized by various Common Stock with an aggregate market value of $39,059,558.	35,000,000	35,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $4,001,780; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $4,089,687.	4,000,000	4,000,000

		110,366,759

Time Deposits—0.3%
First Abu Dhabi Bank USA NV 5.320%, 10/02/23	10,000,000	10,000,000
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (g)	12,000,000	12,000,000

		22,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (h)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	6,812,591	6,812,591
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	15,000,000	15,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (h)	1,008,830	1,008,830

		72,821,421

Total Securities Lending Reinvestments (Cost $365,019,503)		365,039,182

Total Investments—105.2% (Cost $3,043,332,130)		7,233,808,371
Other assets and liabilities (net)—(5.2)%		(360,041,071)

Net Assets—100.0%		$6,873,767,300

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $396,448,403 and the collateral received consisted of cash in the amount of $364,909,116 and non-cash collateral with a value of $41,480,795. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $15,822,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/15/23	70	USD	15,139,250	$(682,441)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,778,372,213	$—	$—	$6,778,372,213
Total Mutual Funds*	77,373,880	—	—	77,373,880
Total Short-Term Investment*	—	13,023,096	—	13,023,096
Securities Lending Reinvestments
Certificates of Deposit	—	114,843,601	—	114,843,601
Commercial Paper	—	45,007,401	—	45,007,401
Repurchase Agreements	—	110,366,759	—	110,366,759
Time Deposits	—	22,000,000	—	22,000,000
Mutual Funds	72,821,421	—	—	72,821,421
Total Securities Lending Reinvestments	72,821,421	292,217,761	—	365,039,182
Total Investments	$6,928,567,514	$305,240,857	$—	$7,233,808,371

Collateral for Securities Loaned (Liability)	$—	$(364,909,116)	$—	$(364,909,116)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(682,441)	$—	$—	$(682,441)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-219

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—57.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
General Dynamics Corp.	9,782	$2,161,529
Howmet Aerospace, Inc.	34,900	1,614,125
L3Harris Technologies, Inc.	17,336	3,018,544

		6,794,198

Automobile Components—1.3%
Aptiv PLC (a)	44,868	4,423,536
Lear Corp.	21,755	2,919,521

		7,343,057

Banks—4.0%
Bank of America Corp.	247,896	6,787,392
JPMorgan Chase & Co.	76,454	11,087,359
PNC Financial Services Group, Inc.	18,463	2,266,703
Truist Financial Corp.	113,119	3,236,335

		23,377,789

Beverages—0.8%
Constellation Brands, Inc. - Class A	11,853	2,979,014
Diageo PLC	49,867	1,839,037

		4,818,051

Biotechnology—0.3%
Vertex Pharmaceuticals, Inc. (a)	4,876	1,695,580

Building Products—2.1%
Johnson Controls International PLC	122,477	6,517,001
Masco Corp. (b)	109,871	5,872,605

		12,389,606

Capital Markets—5.9%
Cboe Global Markets, Inc.	17,632	2,754,295
Charles Schwab Corp.	165,887	9,107,196
CME Group, Inc.	10,600	2,122,332
Goldman Sachs Group, Inc.	37,189	12,033,245
Invesco Ltd.	75,035	1,089,508
Morgan Stanley	52,711	4,304,907
Northern Trust Corp.	47,052	3,269,173

		34,680,656

Chemicals—1.8%
Axalta Coating Systems Ltd. (a)	117,341	3,156,473
DuPont de Nemours, Inc.	46,091	3,437,927
PPG Industries, Inc.	28,571	3,708,516

		10,302,916

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a) (b)	32,117	1,000,123

Consumer Staples Distribution & Retail—0.3%
Walmart, Inc.	12,726	2,035,269

Distributors—0.6%
LKQ Corp.	67,173	3,325,735

Electric Utilities—2.3%
Duke Energy Corp. (b)	44,098	3,892,089
Exelon Corp. (b)	62,606	2,365,881
PG&E Corp. (a)	228,627	3,687,754
Southern Co.	56,717	3,670,724

		13,616,448

Electrical Equipment—2.5%
Eaton Corp. PLC	49,654	10,590,205
Regal Rexnord Corp.	28,892	4,128,089

		14,718,294

Entertainment—0.6%
Electronic Arts, Inc.	13,767	1,657,547
Warner Bros Discovery, Inc. (a)	156,528	1,699,894

		3,357,441

Financial Services—0.9%
Fidelity National Information Services, Inc.	41,658	2,302,438
Fiserv, Inc. (a)	26,559	3,000,104

		5,302,542

Food Products—0.7%
Archer-Daniels-Midland Co.	23,635	1,782,552
Danone SA	26,749	1,473,760
J.M. Smucker Co.	8,281	1,017,818

		4,274,130

Ground Transportation—1.0%
Union Pacific Corp.	28,493	5,802,030

Health Care Equipment & Supplies—1.6%
Becton Dickinson & Co.	7,216	1,865,553
Boston Scientific Corp. (a)	44,373	2,342,894
Medtronic PLC	67,167	5,263,206

		9,471,653

Health Care Providers & Services—2.5%
Cigna Group	32,462	9,286,404
McKesson Corp.	12,548	5,456,498

		14,742,902

Hotels, Restaurants & Leisure—0.5%
Booking Holdings, Inc. (a)	482	1,486,464
Wendy’s Co. (b)	63,542	1,296,892

		2,783,356

Industrial Conglomerates—0.6%
Honeywell International, Inc.	18,464	3,411,039

Insurance—3.3%
Aon PLC - Class A	20,669	6,701,303
Chubb Ltd.	27,698	5,766,170
Travelers Cos., Inc.	13,960	2,279,808

BHFTII-220

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Willis Towers Watson PLC	21,843	$4,564,313

		19,311,594

Interactive Media & Services—1.1%
Alphabet, Inc. - Class A (a)	48,773	6,382,435

IT Services—1.3%
Accenture PLC - Class A	10,442	3,206,843
Amdocs Ltd.	26,528	2,241,351
Cognizant Technology Solutions Corp. - Class A	31,449	2,130,355

		7,578,549

Life Sciences Tools & Services—0.5%
ICON PLC (a)	11,127	2,740,024

Machinery—1.1%
Ingersoll Rand, Inc.	59,879	3,815,490
Stanley Black & Decker, Inc.	32,589	2,723,789

		6,539,279

Media—2.6%
Comcast Corp. - Class A	256,895	11,390,725
Omnicom Group, Inc.	47,865	3,564,985

		14,955,710

Metals & Mining—0.2%
Glencore PLC	244,735	1,399,592

Multi-Utilities—0.5%
Dominion Energy, Inc.	22,680	1,013,116
National Grid PLC	146,065	1,743,541

		2,756,657

Oil, Gas & Consumable Fuels—3.8%
ConocoPhillips	68,708	8,231,219
Hess Corp.	40,292	6,164,676
Pioneer Natural Resources Co.	18,706	4,293,962
Suncor Energy, Inc.	98,159	3,375,672

		22,065,529

Personal Care Products—0.5%
Kenvue, Inc.	149,012	2,992,161

Pharmaceuticals—3.5%
Bayer AG	80,589	3,870,683
Johnson & Johnson	47,886	7,458,244
Organon & Co.	42,785	742,747
Pfizer, Inc.	168,339	5,583,805
Roche Holding AG	11,312	3,085,520

		20,740,999

Professional Services—0.4%
Dun & Bradstreet Holdings, Inc.	248,769	2,485,202

Semiconductors & Semiconductor Equipment—2.9%
Analog Devices, Inc.	5,521	966,672
Applied Materials, Inc.	26,584	3,680,555
Intel Corp.	140,601	4,998,365
NXP Semiconductors NV	26,781	5,354,057
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	23,614	2,052,057

		17,051,706

Software—2.3%
Microsoft Corp.	35,485	11,204,389
Oracle Corp.	20,456	2,166,699

		13,371,088

Specialty Retail—0.1%
Ross Stores, Inc.	7,944	897,275

Technology Hardware, Storage & Peripherals—0.2%
Seagate Technology Holdings PLC (b)	21,615	1,425,509

Tobacco—1.1%
Altria Group, Inc.	16,698	702,151
Philip Morris International, Inc.	62,198	5,758,291

		6,460,442

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc. (a)	32,456	4,545,463

Total Common Stocks (Cost $275,457,950)		338,942,029

U.S. Treasury & Government Agencies—20.2%

Agency Sponsored Mortgage - Backed—13.2%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	108,653	78,494
1.500%, 10/01/51	174,362	125,451
2.000%, 04/01/37	457,857	392,637
2.000%, 02/01/42	466,352	372,169
2.000%, 12/01/50	99,904	76,358
2.000%, 08/01/51	503,133	384,973
2.000%, 02/01/52	509,015	389,933
2.000%, 03/01/52	1,703,277	1,297,221
2.000%, 04/01/52	132,165	100,610
2.500%, 04/01/37	196,497	173,172
2.500%, 05/01/37	130,425	114,932
2.500%, 04/01/48	62,386	50,485
2.500%, 02/01/51	166,971	133,556
2.500%, 09/01/51	34,749	27,643
2.500%, 10/01/51	286,740	229,826
2.500%, 12/01/51	2,414,093	1,919,764
2.500%, 03/01/52	235,328	187,038

BHFTII-221

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 04/01/52	514,637	$409,121
2.500%, 05/01/52	1,642,170	1,304,281
3.000%, 01/01/38	188,895	168,361
3.000%, 10/01/42	225,014	192,618
3.000%, 04/01/43	572,360	489,990
3.000%, 05/01/43	486,152	416,186
3.000%, 05/01/46	195,615	165,625
3.000%, 10/01/46	452,535	382,964
3.000%, 11/01/46	467,424	395,545
3.000%, 03/01/48	39,646	33,335
3.000%, 07/01/50	18,316	15,402
3.000%, 01/01/52	323,768	268,285
3.000%, 04/01/52	166,670	138,069
3.000%, 05/01/52	365,872	302,812
3.000%, 06/01/52	803,867	665,273
3.500%, 11/01/37	131,069	117,537
3.500%, 02/01/42	187,730	166,776
3.500%, 04/01/42	126,814	112,728
3.500%, 12/01/42	334,052	296,798
3.500%, 04/01/43	52,491	46,655
3.500%, 07/01/43	16,256	14,418
3.500%, 08/01/43	196,261	173,921
3.500%, 12/01/45	108,295	95,145
3.500%, 12/01/46	523,130	458,449
3.500%, 05/01/52	101,621	88,433
3.500%, 02/01/53	478,423	411,605
4.000%, 08/01/37	34,689	31,811
4.000%, 11/01/40	156,283	143,298
4.000%, 01/01/41	338,713	310,562
4.000%, 04/01/44	118,436	108,291
4.000%, 08/01/47	191,976	172,736
4.000%, 10/01/52	1,199,867	1,068,734
4.500%, 08/01/24	5,459	5,285
4.500%, 04/01/35	13,703	12,935
4.500%, 06/01/38	245,808	235,682
4.500%, 07/01/39	59,209	56,011
4.500%, 09/01/39	32,476	30,721
4.500%, 10/01/39	18,430	17,434
4.500%, 12/01/39	29,569	27,971
4.500%, 05/01/42	53,585	50,692
4.500%, 10/01/52	493,355	453,168
5.000%, 09/01/33	51,579	50,609
5.000%, 03/01/34	16,834	16,316
5.000%, 04/01/34	9,657	9,475
5.000%, 08/01/35	10,858	10,649
5.000%, 10/01/35	33,293	32,551
5.000%, 11/01/35	20,175	19,775
5.000%, 12/01/36	13,999	13,730
5.000%, 07/01/39	96,270	94,335
5.000%, 08/01/52	535,770	506,054
5.000%, 02/01/53	800,803	755,814
5.000%, 09/01/53	99,569	93,975
5.500%, 12/01/33	68,184	67,685
5.500%, 01/01/34	46,046	45,874
5.500%, 04/01/34	8,163	7,925

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 11/01/34	8,518	8,340
5.500%, 05/01/35	13,500	13,134
5.500%, 09/01/35	12,823	12,446
5.500%, 10/01/35	16,092	15,663
5.500%, 04/01/53	195,630	190,363
6.000%, 04/01/34	32,893	32,568
6.000%, 07/01/34	16,084	16,011
6.000%, 08/01/34	89,559	90,262
6.000%, 09/01/34	1,969	1,947
6.000%, 07/01/35	12,069	12,288
6.000%, 08/01/35	15,336	15,614
6.000%, 11/01/35	16,237	16,532
6.000%, 03/01/36	12,738	12,583
6.000%, 10/01/36	7,281	7,208
6.000%, 05/01/37	31,521	31,699
6.000%, 06/01/37	9,837	9,806
6.000%, 12/01/52	99,169	99,386
6.500%, 05/01/34	7,528	7,574
6.500%, 06/01/34	22,779	22,989
6.500%, 08/01/34	12,344	12,423
6.500%, 10/01/34	22,843	23,201
6.500%, 11/01/34	33,485	33,704
6.500%, 05/01/37	13,968	14,068
6.500%, 07/01/37	14,785	15,016
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	43,245
0.376%, 12/25/27 (c) (d)	3,235,000	32,638
0.399%, 11/25/24 (c) (d)	4,908,000	16,406
0.406%, 09/25/27 (c) (d)	3,341,000	36,385
0.413%, 11/25/27 (c) (d)	3,592,955	35,325
0.415%, 12/25/27 (c) (d)	3,579,000	42,471
0.420%, 01/25/31 (c) (d)	1,568,574	28,140
0.432%, 11/25/32 (c) (d)	2,622,906	49,021
0.438%, 08/25/24 (c) (d)	4,897,000	20,075
0.441%, 11/25/31 (c) (d)	2,325,421	53,648
0.454%, 11/25/27 (c) (d)	3,247,780	37,413
0.459%, 08/25/27 (c) (d)	3,107,000	39,342
0.464%, 10/25/24 (c) (d)	5,602,662	13,063
0.491%, 12/25/27 (c) (d)	5,526,979	73,608
0.507%, 08/25/24 (c) (d)	7,768,950	24,152
0.552%, 08/25/27 (c) (d)	2,034,221	28,376
0.597%, 12/25/31 (c) (d)	2,074,891	66,880
0.608%, 08/25/31 (c) (d)	484,152	15,309
0.612%, 03/25/31 (c) (d)	1,258,187	37,128
0.632%, 09/25/31 (c) (d)	1,578,796	55,406
0.637%, 07/25/24 (c) (d)	4,483,000	19,132
0.665%, 12/25/31 (c) (d)	3,517,256	127,005
0.706%, 07/25/27 (c) (d)	3,745,186	67,599
0.728%, 07/25/24 (c) (d)	1,315,029	3,862
0.778%, 06/25/27 (c) (d)	4,356,000	96,830
0.829%, 03/25/31 (c) (d)	539,591	24,133
0.873%, 01/25/31 (c) (d)	658,188	30,462
0.885%, 06/25/27 (c) (d)	1,429,548	31,942
0.955%, 09/25/31 (c) (d)	453,515	24,133

BHFTII-222

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.027%, 01/25/31 (c) (d)	441,180	$24,244
1.039%, 07/25/31 (c) (d)	361,575	21,163
1.042%, 04/25/24 (c) (d)	1,282,744	3,526
1.172%, 11/25/30 (c) (d)	400,945	24,850
1.220%, 07/25/29 (c) (d)	255,304	12,913
1.263%, 09/25/30 (c) (d)	229,735	15,152
1.267%, 08/25/29 (c) (d)	1,580,478	84,273
1.325%, 05/25/31 (c) (d)	240,722	17,698
1.436%, 06/25/30 (c) (d)	396,103	29,164
1.704%, 08/25/30 (c) (d)	357,560	31,640
1.769%, 05/25/30 (c) (d)	384,386	34,473
1.907%, 05/25/30 (c) (d)	1,002,928	96,766
1.916%, 04/25/30 (c) (d)	300,000	28,927
1.985%, 04/25/30 (c) (d)	808,011	78,829
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	34,734	31,760
3.500%, 08/15/42	136,092	121,703
4.500%, 12/15/40 (d)	9,982	814
5.000%, 01/15/40	46,660	45,638
5.500%, 02/15/36 (d)	15,852	2,509
Federal National Mortgage Association
1.500%, 02/01/42	31,791	24,538
1.500%, 09/01/51	966,239	695,355
1.500%, 10/01/51	498,959	358,995
2.000%, 10/01/36	222,373	191,117
2.000%, 11/01/36	211,249	181,232
2.000%, 12/01/36	77,812	66,756
2.000%, 03/01/37	27,347	23,453
2.000%, 04/01/37	218,505	187,405
2.000%, 05/01/37	2,731,942	2,343,923
2.000%, 02/01/42	684,313	546,222
2.000%, 03/01/42	427,188	340,675
2.000%, 04/01/42	714,955	570,232
2.000%, 08/01/50	220,324	168,718
2.000%, 01/01/51	50,269	38,559
2.000%, 02/01/51	82,658	63,753
2.000%, 04/01/51	184,156	140,366
2.000%, 10/01/51	74,142	56,576
2.000%, 12/01/51	4,009,774	3,059,938
2.000%, 02/01/52	383,670	292,371
2.000%, 03/01/52	2,125,711	1,619,162
2.000%, 04/01/52	1,104,745	843,093
2.000%, 07/01/52	117,814	89,841
2.500%, 11/01/31	17,593	15,845
2.500%, 10/01/36	120,059	105,920
2.500%, 05/01/37	33,057	29,131
2.500%, 07/01/37	263,814	233,085
2.500%, 09/01/37	425,701	375,217
2.500%, 03/01/42	330,913	272,187
2.500%, 04/01/42	518,724	426,250
2.500%, 02/01/50	187,187	150,788
2.500%, 03/01/50	266,948	213,886
2.500%, 06/01/50	36,842	29,807
2.500%, 07/01/50	368,934	298,626

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
2.500%, 10/01/50	332,203	268,131
2.500%, 05/01/51	950,087	755,524
2.500%, 06/01/51	699,213	557,755
2.500%, 08/01/51	122,165	97,772
2.500%, 10/01/51	47,515	37,843
2.500%, 11/01/51	949,491	756,818
2.500%, 12/01/51	1,066,826	851,442
2.500%, 01/01/52	1,147,796	917,871
2.500%, 02/01/52	263,841	209,831
2.500%, 03/01/52	624,391	500,874
2.500%, 04/01/52	338,583	268,786
2.500%, 05/01/52	1,072,207	852,130
3.000%, 11/01/28	40,687	38,828
3.000%, 09/01/30	27,070	25,163
3.000%, 12/01/31	431,328	400,964
3.000%, 08/01/33	17,757	16,263
3.000%, 10/01/33	413,063	378,272
3.000%, 12/01/33	37,206	34,074
3.000%, 07/01/37	56,273	50,210
3.000%, 11/01/37	97,903	87,234
3.000%, 09/01/46	85,407	72,209
3.000%, 04/01/51	24,400	20,226
3.000%, 06/01/51	110,643	92,919
3.000%, 12/01/51	658,863	548,855
3.000%, 01/01/52	302,270	253,339
3.000%, 03/01/52	1,156,827	957,608
3.000%, 05/01/52	600,750	497,493
3.000%, 07/01/52	378,327	313,185
3.000%, 08/01/52	336,130	278,166
3.000%, 09/01/52	24,905	20,640
3.500%, 04/01/38	92,718	83,031
3.500%, 11/01/41	25,902	22,852
3.500%, 01/01/42	241,785	214,597
3.500%, 01/01/43	86,104	76,291
3.500%, 04/01/43	283,702	251,293
3.500%, 05/01/43	246,156	218,061
3.500%, 07/01/43	338,475	299,668
3.500%, 08/01/43	135,064	119,693
3.500%, 09/01/43	492,340	435,940
3.500%, 02/01/45	404,664	356,501
3.500%, 09/01/45	333,906	293,303
3.500%, 10/01/45	281,756	247,568
3.500%, 01/01/46	101,804	89,493
3.500%, 05/01/46	104,118	91,552
3.500%, 07/01/46	354,524	311,964
3.500%, 05/01/52	164,671	141,779
3.500%, 02/01/53	40,738	35,057
4.000%, 09/01/40	250,037	228,942
4.000%, 11/01/40	72,681	66,549
4.000%, 12/01/40	167,540	152,543
4.000%, 02/01/41	90,573	82,931
4.000%, 06/01/41	166,877	152,022
4.000%, 11/01/41	74,099	67,852
4.000%, 01/01/42	490,589	449,176
4.000%, 04/01/42	48,785	44,682

BHFTII-223

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 10/01/42	59,059	$54,092
4.000%, 12/01/42	61,612	56,430
4.000%, 01/01/43	77,956	71,211
4.000%, 04/01/43	16,206	14,839
4.000%, 05/01/43	140,421	128,566
4.000%, 06/01/43	70,501	64,556
4.000%, 07/01/43	52,524	48,072
4.000%, 04/01/44	40,591	37,164
4.000%, 05/01/44	135,729	124,273
4.000%, 11/01/44	47,866	43,708
4.000%, 06/01/47	162,361	147,938
4.500%, 08/01/33	46,467	43,788
4.500%, 03/01/34	128,710	121,370
4.500%, 06/01/38	245,944	235,734
4.500%, 01/01/40	37,393	35,256
4.500%, 08/01/40	11,013	10,403
4.500%, 02/01/41	68,874	65,062
4.500%, 04/01/41	139,944	132,195
4.500%, 11/01/42	33,277	31,437
4.500%, 01/01/43	87,358	82,524
4.500%, 04/01/44	535,265	505,647
4.500%, 06/01/44	49,407	45,579
4.500%, 09/01/52	441,066	405,962
5.000%, 03/01/26	73,991	73,287
5.000%, 11/01/33	26,518	25,983
5.000%, 03/01/34	22,839	22,379
5.000%, 05/01/34	7,338	7,190
5.000%, 08/01/34	8,886	8,706
5.000%, 09/01/34	35,588	34,871
5.000%, 06/01/35	26,352	25,815
5.000%, 07/01/35	69,533	68,108
5.000%, 08/01/35	22,086	21,636
5.000%, 09/01/35	14,061	13,774
5.000%, 10/01/35	60,189	58,973
5.000%, 07/01/39	28,825	27,907
5.000%, 10/01/39	34,718	33,904
5.000%, 11/01/39	17,676	17,266
5.000%, 11/01/40	29,537	28,408
5.000%, 03/01/41	23,566	22,875
5.000%, 02/01/53	399,142	376,779
5.500%, 02/01/33	1,756	1,700
5.500%, 05/01/33	1,315	1,273
5.500%, 06/01/33	52,072	51,364
5.500%, 07/01/33	42,861	42,642
5.500%, 11/01/33	26,407	26,036
5.500%, 01/01/34	31,507	30,830
5.500%, 02/01/34	36,065	35,658
5.500%, 03/01/34	15,063	14,651
5.500%, 04/01/34	16,678	16,160
5.500%, 05/01/34	88,895	87,281
5.500%, 06/01/34	132,865	132,026
5.500%, 07/01/34	33,109	32,231
5.500%, 09/01/34	135,191	131,846
5.500%, 10/01/34	121,461	118,748
5.500%, 11/01/34	174,250	171,698

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.500%, 12/01/34	55,439	54,155
5.500%, 01/01/35	98,721	98,408
5.500%, 04/01/35	27,908	27,808
5.500%, 07/01/35	7,050	6,827
5.500%, 09/01/35	70,672	70,492
5.500%, 11/01/52	1,519,128	1,469,382
6.000%, 02/01/32	31,710	31,338
6.000%, 03/01/34	9,132	9,079
6.000%, 04/01/34	88,234	87,812
6.000%, 06/01/34	83,359	83,782
6.000%, 07/01/34	51,696	51,607
6.000%, 08/01/34	77,901	77,794
6.000%, 10/01/34	47,185	46,840
6.000%, 11/01/34	17,038	16,836
6.000%, 12/01/34	6,666	6,587
6.000%, 08/01/35	5,002	4,938
6.000%, 09/01/35	13,499	13,470
6.000%, 10/01/35	32,901	32,820
6.000%, 12/01/35	29,832	29,768
6.000%, 02/01/36	41,212	40,797
6.000%, 04/01/36	16,545	16,349
6.000%, 06/01/36	3,988	4,050
6.000%, 07/01/37	26,600	26,488
6.000%, 02/01/53	140,935	142,267
6.500%, 06/01/31	7,230	7,361
6.500%, 09/01/31	14,880	14,966
6.500%, 02/01/32	4,961	5,049
6.500%, 07/01/32	24,383	24,988
6.500%, 08/01/32	15,064	15,289
6.500%, 01/01/33	11,426	11,532
6.500%, 04/01/34	30,179	30,429
6.500%, 06/01/34	9,195	9,241
6.500%, 04/01/36	9,616	9,663
6.500%, 05/01/36	14,604	14,687
6.500%, 02/01/37	34,074	34,401
6.500%, 05/01/37	5,575	5,602
6.500%, 07/01/37	14,529	14,616
Federal National Mortgage Association REMICS
2.000%, 05/25/44	9,726	9,381
2.000%, 04/25/46	55,348	48,778
3.000%, 02/25/33 (d)	64,752	5,533
3.250%, 05/25/40	24,110	21,535
4.000%, 10/25/40	37,147	35,024
4.000%, 07/25/46 (d)	86,369	16,094
5.000%, 03/25/25	3,245	3,200
Government National Mortgage Association
0.584%, 02/16/59 (c) (d)	753,577	25,364
2.000%, 01/20/52	1,156,851	915,229
2.000%, 03/20/52	821,377	649,379
2.500%, 08/20/51	264,422	216,277
2.500%, 09/20/51	1,079,567	882,948
2.500%, 11/20/51	1,004,328	821,701
2.500%, 04/20/52	2,157,415	1,763,765
3.000%, 04/20/45	80,183	69,099
3.000%, 04/20/46	36,057	30,833

BHFTII-224

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
3.000%, 08/20/46	39,557	$34,068
3.000%, 09/20/46	90,136	77,754
3.000%, 11/20/47	425,571	365,488
3.000%, 01/20/48	593,111	509,721
3.000%, 02/20/48	35,637	30,543
3.000%, 04/20/48	12,244	10,505
3.000%, 11/20/51	167,610	142,198
3.000%, 02/20/52	154,568	131,033
3.000%, 05/20/52	210,053	178,083
3.000%, 06/20/52	815,017	690,922
3.000%, 11/20/52	449,243	380,841
3.500%, 12/15/41	196,704	176,785
3.500%, 02/15/42	34,450	30,956
3.500%, 06/20/43	206,204	184,671
3.500%, 07/20/43	257,049	230,189
3.500%, 11/20/47	34,711	30,780
3.500%, 03/20/48	405,035	359,251
4.000%, 01/20/41	226,430	209,674
4.000%, 02/20/41	56,448	52,272
4.000%, 04/20/41	45,560	42,188
4.000%, 02/20/42	58,705	54,312
4.000%, 07/20/52	211,885	190,932
4.000%, 09/20/52	95,595	86,140
4.000%, 10/20/52	581,677	524,144
4.500%, 07/20/33	3,918	3,725
4.500%, 09/15/33	24,085	22,866
4.500%, 09/20/33	2,722	2,587
4.500%, 12/20/34	1,629	1,548
4.500%, 03/20/35	12,704	12,078
4.500%, 11/15/39	54,897	52,420
4.500%, 03/15/40	82,121	78,202
4.500%, 04/15/40	83,245	78,682
4.500%, 06/15/40	28,035	26,477
4.500%, 01/20/41	63,755	60,501
4.500%, 09/20/52	1,479,581	1,368,207
4.500%, 11/20/52	653,727	604,114
4.500%, 12/20/52	705,927	652,715
5.000%, 07/20/33	10,073	9,886
5.000%, 03/15/34	8,566	8,346
5.000%, 06/15/34	20,924	20,386
5.000%, 12/15/34	7,264	7,035
5.000%, 06/15/35	5,588	5,382
5.000%, 01/20/53	49,021	46,493
5.000%, 03/20/53	541,150	513,003
5.000%, 05/20/53	1,437,299	1,362,538
5.000%, 08/20/53	49,899	47,304
5.500%, 11/15/32	37,813	36,749
5.500%, 08/15/33	57,332	55,748
5.500%, 12/15/33	40,421	39,730
5.500%, 09/15/34	22,762	22,217
5.500%, 10/15/35	7,080	6,904
5.500%, 02/20/53	614,652	597,264
5.500%, 04/20/53	443,707	430,799
5.500%, 06/20/53	498,765	484,202

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.500%, 07/20/53	647,836	628,724
5.500%, 08/20/53	374,182	363,288
6.000%, 12/15/28	9,395	9,325
6.000%, 12/15/31	5,053	5,019
6.000%, 03/15/32	784	776
6.000%, 10/15/32	58,091	59,531
6.000%, 01/15/33	365	365
6.000%, 02/15/33	932	925
6.000%, 04/15/33	52,703	53,973
6.000%, 08/15/33	401	397
6.000%, 07/15/34	22,172	22,163
6.000%, 09/15/34	16,398	16,255
6.000%, 01/20/35	14,059	14,491
6.000%, 02/20/35	6,961	7,175
6.000%, 04/20/35	11,908	12,273
6.000%, 01/15/38	42,314	42,777
Government National Mortgage Association REMICS
4.000%, 07/20/41	46,149	43,268
4.500%, 10/20/33	103,104	98,621
4.500%, 09/20/41	28,671	27,170
Government National Mortgage Association, TBA
3.500%, TBA (e)	700,000	613,102
6.000%, TBA (e)	475,000	470,658
6.500%, TBA (e)	400,000	402,250
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	1,025,000	779,561
5.000%, TBA (e)	475,000	462,531

		77,121,120

U.S. Treasury—7.0%
U.S. Treasury Bonds
1.750%, 08/15/41	2,600,000	1,619,109
1.875%, 11/15/51	650,000	362,299
2.250%, 02/15/52	2,200,000	1,350,078
2.375%, 02/15/42	1,800,000	1,244,180
2.375%, 11/15/49	11,245,000	7,197,239
2.500%, 02/15/45	68,000	46,176
2.875%, 05/15/43	2,550,000	1,889,191
2.875%, 11/15/46	2,439,000	1,751,697
4.000%, 11/15/42	1,500,000	1,331,367
4.000%, 11/15/52	1,100,000	974,961
4.125%, 08/15/53	600,000	544,688
U.S. Treasury Notes
0.375%, 11/30/25 (f)	3,400,000	3,080,586
2.500%, 03/31/27	6,200,000	5,758,977
4.625%, 06/30/25 (b)	3,100,000	3,073,481
4.750%, 07/31/25 (b)	3,800,000	3,774,670
5.000%, 08/31/25 (b)	6,900,000	6,885,984

		40,884,683

Total U.S. Treasury & Government Agencies (Cost $138,968,204)		118,005,803

BHFTII-225

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—12.8%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems PLC 3.400%, 04/15/30 (144A)	336,000	$292,582
RTX Corp. 4.125%, 11/16/28 (b)	158,000	147,328

		439,910

Agriculture—0.4%
BAT International Finance PLC 4.448%, 03/16/28	1,361,000	1,269,160
Philip Morris International, Inc.
5.125%, 11/17/27	250,000	244,797
5.125%, 02/15/30	301,000	288,672
5.625%, 11/17/29 (b)	108,000	106,775
5.750%, 11/17/32 (b)	476,000	464,445

		2,373,849

Auto Manufacturers—0.1%
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (b)	1,012,000	779,988

Auto Parts & Equipment—0.1%
Lear Corp. 4.250%, 05/15/29	217,000	196,740
Magna International, Inc. 2.450%, 06/15/30 (b)	517,000	423,831

		620,571

Banks—2.5%
Bank of America Corp. 2.572%, SOFR + 1.210%, 10/20/32 (c)	961,000	738,425
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (c)	259,000	194,901
7.437%, 1Y H15 + 3.500%, 11/02/33 (c)	774,000	794,804
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	258,000	224,662
6.720%, SOFR + 3.180%, 01/18/29 (c)	628,000	624,267
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	239,000	240,618
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (b) (c)	891,000	678,575
2.600%, 02/07/30	667,000	546,273
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (c)	200,000	172,274
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	249,368
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	1,450,000	1,122,146
2.963%, SOFR + 1.260%, 01/25/33 (c)	555,000	441,850
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	320,000	232,100
Macquarie Group Ltd. 4.442%, SOFR + 2.405%, 06/21/33 (144A) (b) (c)	1,713,000	1,459,196
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (c)	920,000	723,091
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	718,000	587,045
2.943%, SOFR + 1.290%, 01/21/33 (c)	919,000	723,720

Banks—(Continued)
Northern Trust Corp. 6.125%, 11/02/32 (b)	761,000	751,413
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/29 (b)	1,536,000	1,293,847
UBS Group AG 2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,883,000	1,393,326
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (c)	1,499,000	1,211,707

		14,403,608

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	180,321
8.000%, 11/15/39	868,000	1,033,733
Diageo Capital PLC 2.375%, 10/24/29 (b)	835,000	707,163
Keurig Dr Pepper, Inc. 3.200%, 05/01/30 (b)	93,000	80,201

		2,001,418

Building Materials—0.2%
Martin Marietta Materials, Inc. 2.500%, 03/15/30	56,000	45,882
Masco Corp. 2.000%, 02/15/31 (b)	1,141,000	874,390
Vulcan Materials Co. 3.500%, 06/01/30 (b)	115,000	100,132

		1,020,404

Chemicals—0.1%
RPM International, Inc. 2.950%, 01/15/32 (b)	443,000	344,614

Commercial Services—0.5%
Ashtead Capital, Inc. 5.500%, 08/11/32 (144A)	764,000	706,267
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	215,000	232,695
Experian Finance PLC 4.250%, 02/01/29 (144A) (b)	533,000	499,600
Global Payments, Inc.
1.200%, 03/01/26 (b)	583,000	519,966
2.900%, 11/15/31 (b)	467,000	366,348
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	530,581
5.750%, 04/01/33	413,000	410,684

		3,266,141

Cosmetics/Personal Care—0.1%
Kenvue, Inc. 4.900%, 03/22/33 (144A) (b)	846,000	808,522

BHFTII-226

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	$1,522,682
3.650%, 07/21/27 (b)	320,000	290,474
4.875%, 01/16/24	150,000	149,399
Air Lease Corp.
2.200%, 01/15/27 (b)	410,000	363,072
2.875%, 01/15/32 (b)	538,000	419,328
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A) (b)	640,000	570,037
4.375%, 05/01/26 (144A)	215,000	201,871
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (c)	1,373,000	1,148,514
3.750%, 03/09/27 (b)	554,000	507,073
Charles Schwab Corp. 5.853%, SOFR + 2.500%, 05/19/34 (c)	1,045,000	993,684
Intercontinental Exchange, Inc. 2.100%, 06/15/30 (b)	657,000	525,417
LPL Holdings, Inc. 4.375%, 05/15/31 (144A) (b)	693,000	592,828
Raymond James Financial, Inc. 4.950%, 07/15/46 (b)	696,000	576,109

		7,860,488

Electric—1.2%
American Electric Power Co., Inc. 5.950%, 11/01/32	368,000	366,917
Brazos Securitization LLC 5.243%, 09/01/40 (144A)	448,000	425,329
Duke Energy Carolinas LLC 4.950%, 01/15/33 (b)	1,151,000	1,093,660
Duke Energy Corp.
2.650%, 09/01/26 (b)	99,000	91,062
4.500%, 08/15/32 (b)	875,000	787,113
Electricite de France SA 6.900%, 05/23/53 (144A) (b)	200,000	198,451
Enel Finance International NV 6.800%, 10/14/25 (144A)	315,000	318,667
Evergy, Inc. 2.900%, 09/15/29	295,000	251,960
Exelon Corp. 4.050%, 04/15/30 (b)	533,000	479,705
FirstEnergy Corp. 3.400%, 03/01/50	330,000	205,111
Georgia Power Co. 3.700%, 01/30/50	44,000	30,835
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	275,000	215,364
4.300%, 01/15/26 (144A)	422,000	406,630
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	646,000	655,673
Pacific Gas & Electric Co.
2.100%, 08/01/27 (b)	145,000	123,985
2.500%, 02/01/31	466,000	354,524
3.000%, 06/15/28 (b)	418,000	358,595
3.300%, 08/01/40	283,000	181,197

Electric—(Continued)
Xcel Energy, Inc. 3.400%, 06/01/30 (b)	297,000	256,515

		6,801,293

Electronics—0.1%
Arrow Electronics, Inc. 2.950%, 02/15/32 (b)	749,000	585,594

Entertainment—0.2%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (b)	848,000	655,833
5.141%, 03/15/52 (b)	493,000	366,319

		1,022,152

Environmental Control—0.3%
Republic Services, Inc. 1.450%, 02/15/31 (b)	272,000	204,393
Waste Management, Inc. 4.875%, 02/15/34 (b)	1,645,000	1,556,783

		1,761,176

Gas—0.1%
APA Infrastructure Ltd. 4.250%, 07/15/27 (144A) (b)	84,000	79,224
East Ohio Gas Co. 2.000%, 06/15/30 (144A)	365,000	284,430
NiSource, Inc. 5.650%, 02/01/45	136,000	123,037

		486,691

Healthcare-Products—0.1%
Alcon Finance Corp. 2.600%, 05/27/30 (144A)	200,000	164,817
Boston Scientific Corp. 2.650%, 06/01/30 (b)	470,000	392,840

		557,657

Healthcare-Services—0.3%
Adventist Health System 5.430%, 03/01/32 (b)	731,000	706,646
HCA, Inc. 5.125%, 06/15/39 (b)	522,000	452,183
Humana, Inc. 5.875%, 03/01/33	395,000	392,677
Laboratory Corp. of America Holdings 4.700%, 02/01/45 (b)	152,000	123,883
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	36,904
4.260%, 11/01/47 (b)	407,000	305,293

		2,017,586

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.7%
AIA Group Ltd. 3.375%, 04/07/30 (144A)	804,000	$703,922
Aon Corp.
3.750%, 05/02/29 (b)	539,000	488,649
4.500%, 12/15/28 (b)	564,000	537,257
Brown & Brown, Inc. 4.200%, 03/17/32	618,000	534,667
Corebridge Financial, Inc. 3.900%, 04/05/32 (b)	955,000	803,629
Fairfax Financial Holdings Ltd. 5.625%, 08/16/32 (b)	870,000	812,589
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	331,000	222,239

		4,102,952

Internet—0.1%
Booking Holdings, Inc. 4.625%, 04/13/30 (b)	424,000	402,503

Lodging—0.2%
Las Vegas Sands Corp. 3.900%, 08/08/29 (b)	257,000	219,333
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	358,418
2.850%, 04/15/31	2,000	1,612
4.625%, 06/15/30 (b)	582,000	536,114

		1,115,477

Machinery-Diversified—0.3%
CNH Industrial Capital LLC
1.875%, 01/15/26 (b)	135,000	123,757
4.200%, 01/15/24	540,000	536,961
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 (b)	248,000	235,581
4.700%, 09/15/28	660,000	620,609

		1,516,908

Media—0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	628,000	397,134
5.250%, 04/01/53 (b)	505,000	377,489
5.375%, 05/01/47	132,000	100,587
6.384%, 10/23/35	310,000	288,840
Cox Communications, Inc. 1.800%, 10/01/30 (144A) (b)	404,000	306,249
Time Warner Cable Enterprises LLC 8.375%, 07/15/33	592,000	636,436
Walt Disney Co. 3.500%, 05/13/40 (b)	622,000	465,878

		2,572,613

Mining—0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,070,445

Mining—(Continued)
Anglo American Capital PLC
3.875%, 03/16/29 (144A) (b)	200,000	179,220
5.625%, 04/01/30 (144A) (b)	524,000	506,066
Glencore Funding LLC
2.500%, 09/01/30 (144A)	502,000	396,800
2.850%, 04/27/31 (144A) (b)	208,000	165,051

		2,317,582

Oil & Gas—0.6%
BP Capital Markets America, Inc. 2.721%, 01/12/32 (b)	1,226,000	995,080
Eni SpA 4.750%, 09/12/28 (144A) (b)	1,046,000	1,001,819
Phillips 66 2.150%, 12/15/30 (b)	904,000	711,773
Valero Energy Corp. 6.625%, 06/15/37	596,000	610,978

		3,319,650

Pharmaceuticals—0.0%
Cigna Group 3.200%, 03/15/40	148,000	104,005

Pipelines—0.4%
Kinder Morgan Energy Partners LP 4.150%, 02/01/24 (b)	522,000	518,615
Plains All American Pipeline LP/PAA Finance Corp. 3.800%, 09/15/30 (b)	538,000	462,114
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	147,000	134,808
Spectra Energy Partners LP 3.375%, 10/15/26	236,000	219,537
Targa Resources Corp.
4.200%, 02/01/33	217,000	184,513
6.125%, 03/15/33 (b)	647,000	634,254

		2,153,841

Real Estate Investment Trusts—0.8%
Boston Properties LP 2.550%, 04/01/32 (b)	389,000	280,795
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	512,000	446,978
4.125%, 05/15/29 (b)	51,000	45,427
Crown Castle, Inc. 3.650%, 09/01/27 (b)	843,000	773,872
Equinix, Inc.
1.800%, 07/15/27 (b)	517,000	446,323
2.500%, 05/15/31	618,000	482,411
2.625%, 11/18/24 (b)	800,000	769,689
GLP Capital LP/GLP Financing II, Inc. 5.300%, 01/15/29 (b)	513,000	475,561
Public Storage Operating Co. 5.100%, 08/01/33 (b)	1,221,000	1,167,166

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Realty Income Corp. 3.250%, 01/15/31 (b)	153,000	$128,565

		5,016,787

Retail—0.2%
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	619,000	411,735
Genuine Parts Co. 2.750%, 02/01/32	1,005,000	785,126

		1,196,861

Semiconductors—0.1%
Broadcom, Inc.
4.300%, 11/15/32	395,000	344,613
4.926%, 05/15/37 (144A) (b)	208,000	179,281

		523,894

Software—0.1%
Fiserv, Inc. 2.650%, 06/01/30	198,000	162,649
Oracle Corp. 4.900%, 02/06/33 (b)	213,000	196,329
Roper Technologies, Inc. 2.000%, 06/30/30 (b)	422,000	333,702

		692,680

Telecommunications—0.5%
Rogers Communications, Inc. 3.800%, 03/15/32 (b)	1,514,000	1,258,174
T-Mobile USA, Inc.
2.050%, 02/15/28 (b)	557,000	478,953
4.500%, 04/15/50 (b)	57,000	43,709
Verizon Communications, Inc.
3.150%, 03/22/30	310,000	264,597
4.812%, 03/15/39	573,000	493,782
Vodafone Group PLC 5.625%, 02/10/53 (b)	214,000	189,642

		2,728,857

Total Corporate Bonds & Notes (Cost $86,930,830)		74,916,272

Asset-Backed Securities—5.0%

Asset-Backed - Automobile—0.3%
Chesapeake Funding II LLC 5.650%, 05/15/35 (144A)	608,805	604,694
Credit Acceptance Auto Loan Trust
1.380%, 07/15/30 (144A)	328,000	312,149
6.390%, 08/15/33 (144A)	155,000	154,579
GLS Auto Select Receivables Trust 6.270%, 08/16/27 (144A)	536,988	535,679
Santander Drive Auto Receivables Trust 4.370%, 05/15/25	9,627	9,621

Asset-Backed - Automobile—(Continued)
Toyota Lease Owner Trust 5.300%, 08/20/25 (144A)	136,887	136,254

		1,752,976

Asset-Backed - Home Equity—0.0%
Bayview Financial Revolving Asset Trust
7.033%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	133,563	200,196
GMACM Home Equity Loan Trust 5.805%, 10/25/36 (c)	25,933	25,521
Home Equity Loan Trust 3.985%, 12/25/35 (c)	20,344	672

		226,389

Asset-Backed - Other—4.7%
ACRES Commercial Realty Ltd. 7.197%, 1M TSFR + 1.864%, 01/15/37 (144A) (c)	535,500	522,151
Allegro CLO IV Ltd. 7.120%, 3M TSFR + 1.812%, 01/15/30 (144A) (c)	702,748	699,144
Arbor Realty Commercial Real Estate Notes Ltd.
6.647%, 1M TSFR + 1.314%, 12/15/35 (144A) (c)	625,000	612,832
7.047%, 1M TSFR + 1.714%, 08/15/34 (144A) (c)	522,000	500,072
7.413%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	1,418,461
BSPRT Issuer Ltd.
6.747%, 1M TSFR + 1.414%, 03/15/36 (144A) (c)	1,463,000	1,403,647
7.363%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	505,797
7.497%, 1M TSFR + 2.164%, 12/15/38 (144A) (c)	245,000	238,688
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	233,669	212,507
CHCP Ltd. 6.745%, 1M TSFR + 1.414%, 02/15/38 (144A) (c)	650,500	633,640
Columbia Cent CLO 28 Ltd. 7.332%, 3M TSFR + 1.962%, 11/07/30 (144A) (c)	1,026,773	1,014,570
Cutwater Ltd. 6.790%, 3M TSFR + 1.482%, 01/15/29 (144A) (c)	277,508	277,293
Dryden 55 CLO Ltd. 6.590%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	1,416,050	1,412,454
Dryden XXVI Senior Loan Fund 6.470%, 3M TSFR + 1.162%, 04/15/29 (144A) (c)	516,647	514,867
Kubota Credit Owner Trust 5.610%, 07/15/26 (144A)	449,940	448,051
LCCM Trust 7.347%, 1M TSFR + 2.014%, 12/13/38 (144A) (c)	682,500	644,962
LoanCore Issuer Ltd.
7.197%, 1M LIBOR + 1.750%, 07/15/36 (144A) (c)	1,547,500	1,511,318
7.347%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,700,312
MF1 Ltd.
7.147%, 1M TSFR + 1.814%, 11/15/35 (144A) (c)	260,661	260,135
7.277%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	628,690
MidOcean Credit CLO II 7.281%, 3M TSFR + 1.912%, 01/29/30 (144A) (c)	1,156,232	1,153,193
Neuberger Berman CLO XV 6.920%, 3M TSFR + 1.612%, 10/15/29 (144A) (c)	508,944	502,827
Neuberger Berman CLO XX Ltd. 6.730%, 3M TSFR + 1.422%, 07/15/34 (144A) (c)	600,000	597,139

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Oaktree CLO Ltd. 7.357%, 3M TSFR + 2.012%, 04/22/30 (144A) (c)	1,503,087	$1,476,257
OCP CLO Ltd. 7.262%, 3M TSFR + 1.912%, 01/26/34 (144A) (c)	4,041,128	3,924,699
OneMain Financial Issuance Trust 5.940%, 05/15/34 (144A)	427,000	424,183
Starwood Ltd. 7.113%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,420,767
U.S. Small Business Administration
4.770%, 04/01/24	617	613
4.950%, 03/01/25	5,343	5,303
4.990%, 09/01/24	1,550	1,530
5.110%, 08/01/25	7,880	7,746
5.180%, 05/01/24	795	789
5.520%, 06/01/24	1,748	1,742
Voya Ltd. 7.020%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	584,168	571,388

		27,247,767

Total Asset-Backed Securities (Cost $30,007,357)		29,227,132

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	221,753	191,541
3.250%, 11/25/61	171,842	142,218
3.500%, 08/25/58	73,328	63,925
3.500%, 10/25/58	169,878	151,840

		549,524

Commercial Mortgage-Backed Securities—1.8%
AREIT Trust
6.747%, 1M TSFR + 1.414%, 09/14/36 (144A) (c)	1,550,409	1,540,790
7.163%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	862,867
BANK 5.745%, 08/15/56	533,187	528,523
Benchmark Mortgage Trust 6.363%, 07/15/56 (c)	38,197	38,653
BXMT Ltd. 6.747%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,420,638
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,245,255
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	704,066
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,531,060
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	471,937
Ready Capital Mortgage Financing LLC
6.434%, 1M TSFR + 1.114%, 04/25/38 (144A) (c)	372,504	368,776
7.234%, 1M TSFR + 1.914%, 11/25/36 (144A) (c)	320,000	306,704

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,706,327	1,629,284

		10,648,553

Total Mortgage-Backed Securities (Cost $11,924,162)		11,198,077

Preferred Stocks—0.7%

Household Products—0.5%
Henkel AG & Co. KGaA	40,368	2,881,160

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co. Ltd.	33,085	1,335,729

Total Preferred Stocks (Cost $4,822,055)		4,216,889

Municipals—0.4%
New Jersey Turnpike Authority 7.414%, 01/01/40	1,050,000	1,220,937
Rhode Island Student Loan Authority 6.081%, 12/01/42	800,000	736,617
State Board of Administration Finance Corp. 2.154%, 07/01/30	322,000	257,889

Total Municipals (Cost $2,214,733)		2,215,443

Short-Term Investments—1.1%

Discount Note—1.1%
Federal Home Loan Bank Zero Coupon, 10/02/23	6,181,000	6,181,000

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $50,912; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $51,937.	50,901	50,901

Total Short-Term Investments (Cost $6,231,008)		6,231,901

Securities Lending Reinvestments (g)—3.6%

Repurchase Agreements—1.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $1,500,665; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $1,530,000.	1,500,000	1,500,000

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $300,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $306,007.	300,000	$300,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $3,217,689; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $3,280,594.	3,216,269	3,216,269
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $400,177; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $409,912.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $400,414; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $409,912.	400,000	400,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $2,000,910; collateralized by various Common Stock with an aggregate market value of $2,231,990.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,302.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $250,113; collateralized by various Common Stock with an aggregate market value of $275,124.	250,000	250,000

		8,166,269

Mutual Funds—2.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (h)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	1,000,000	1,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	2,000,000	2,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $21,166,269)		21,166,269

Total Investments—103.6% (Cost $577,722,568)		606,119,815
Other assets and liabilities (net)—(3.6)%		(21,210,653)

Net Assets—100.0%		$584,909,162

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $56,232,527 and the collateral received consisted of cash in the amount of $21,166,269 and non-cash collateral with a value of $36,940,792. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2023, the market value of securities pledged was $474,773.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $48,446,021, which is 8.3% of net assets.

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/29/23	61	USD	12,365,367	$(31,672)
U.S. Treasury Note 5 Year Futures	12/29/23	192	USD	20,229,000	(151,583)
U.S. Treasury Ultra Long Bond Futures	12/19/23	49	USD	5,815,688	(433,935)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	(92)	USD	(10,263,750)	275,586

Net Unrealized Depreciation					$(341,604)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,794,198	$—	$—	$6,794,198
Automobile Components	7,343,057	—	—	7,343,057
Banks	23,377,789	—	—	23,377,789
Beverages	2,979,014	1,839,037	—	4,818,051
Biotechnology	1,695,580	—	—	1,695,580
Building Products	12,389,606	—	—	12,389,606
Capital Markets	34,680,656	—	—	34,680,656

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Chemicals	$10,302,916	$—	$—	$10,302,916
Construction Materials	1,000,123	—	—	1,000,123
Consumer Staples Distribution & Retail	2,035,269	—	—	2,035,269
Distributors	3,325,735	—	—	3,325,735
Electric Utilities	13,616,448	—	—	13,616,448
Electrical Equipment	14,718,294	—	—	14,718,294
Entertainment	3,357,441	—	—	3,357,441
Financial Services	5,302,542	—	—	5,302,542
Food Products	2,800,370	1,473,760	—	4,274,130
Ground Transportation	5,802,030	—	—	5,802,030
Health Care Equipment & Supplies	9,471,653	—	—	9,471,653
Health Care Providers & Services	14,742,902	—	—	14,742,902
Hotels, Restaurants & Leisure	2,783,356	—	—	2,783,356
Industrial Conglomerates	3,411,039	—	—	3,411,039
Insurance	19,311,594	—	—	19,311,594
Interactive Media & Services	6,382,435	—	—	6,382,435
IT Services	7,578,549	—	—	7,578,549
Life Sciences Tools & Services	2,740,024	—	—	2,740,024
Machinery	6,539,279	—	—	6,539,279
Media	14,955,710	—	—	14,955,710
Metals & Mining	—	1,399,592	—	1,399,592
Multi-Utilities	1,013,116	1,743,541	—	2,756,657
Oil, Gas & Consumable Fuels	22,065,529	—	—	22,065,529
Personal Care Products	2,992,161	—	—	2,992,161
Pharmaceuticals	13,784,796	6,956,203	—	20,740,999
Professional Services	2,485,202	—	—	2,485,202
Semiconductors & Semiconductor Equipment	17,051,706	—	—	17,051,706
Software	13,371,088	—	—	13,371,088
Specialty Retail	897,275	—	—	897,275
Technology Hardware, Storage & Peripherals	1,425,509	—	—	1,425,509
Tobacco	6,460,442	—	—	6,460,442
Wireless Telecommunication Services	4,545,463	—	—	4,545,463
Total Common Stocks	325,529,896	13,412,133	—	338,942,029
Total U.S. Treasury & Government Agencies*	—	118,005,803	—	118,005,803
Total Corporate Bonds & Notes*	—	74,916,272	—	74,916,272
Total Asset-Backed Securities*	—	29,227,132	—	29,227,132
Total Mortgage-Backed Securities*	—	11,198,077	—	11,198,077
Total Preferred Stocks*	—	4,216,889	—	4,216,889
Total Municipals*	—	2,215,443	—	2,215,443
Total Short-Term Investments*	—	6,231,901	—	6,231,901
Securities Lending Reinvestments
Repurchase Agreements	—	8,166,269	—	8,166,269
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	8,166,269	—	21,166,269
Total Investments	$338,529,896	$267,589,919	$—	$606,119,815

Collateral for Securities Loaned (Liability)	$—	$(21,166,269)	$—	$(21,166,269)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$275,586	$—	$—	$275,586
Futures Contracts (Unrealized Depreciation)	(617,190)	—	—	(617,190)
Total Futures Contracts	$(341,604)	$—	$—	$(341,604)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-233

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
General Dynamics Corp.	210,987	$46,621,797
Northrop Grumman Corp.	137,642	60,588,632
RTX Corp.	281,075	20,228,968

		127,439,397

Banks—6.6%
Citigroup, Inc.	730,789	30,057,352
JPMorgan Chase & Co.	756,883	109,763,173
PNC Financial Services Group, Inc.	209,160	25,678,573
Truist Financial Corp.	328,699	9,404,078

		174,903,176

Beverages—2.5%
Diageo PLC (a)	1,031,990	38,058,583
PepsiCo, Inc. (a)	166,270	28,172,789

		66,231,372

Biotechnology—0.9%
AbbVie, Inc.	149,905	22,344,839

Building Products—1.5%
Johnson Controls International PLC	329,097	17,511,251
Trane Technologies PLC	110,938	22,510,430

		40,021,681

Capital Markets—4.8%
BlackRock, Inc.	41,211	26,642,499
KKR & Co., Inc.	313,130	19,288,808
Morgan Stanley	566,834	46,293,333
Nasdaq, Inc.	738,762	35,896,446

		128,121,086

Chemicals—3.6%
Corteva, Inc.	243,801	12,472,859
DuPont de Nemours, Inc. (a)	543,491	40,538,994
PPG Industries, Inc.	146,749	19,048,020
Sherwin-Williams Co.	95,583	24,378,444

		96,438,317

Consumer Finance—1.7%
American Express Co.	307,869	45,930,976

Consumer Staples Distribution & Retail—1.1%
Target Corp.	253,593	28,039,778

Electric Utilities—6.4%
American Electric Power Co., Inc.	168,999	12,712,105
Duke Energy Corp.	538,039	47,487,322
Exelon Corp.	579,754	21,908,904
PG&E Corp. (b)	1,060,961	17,113,301
Southern Co.	736,687	47,678,383
Xcel Energy, Inc.	390,525	22,345,840

		169,245,855

Electrical Equipment—1.4%
Eaton Corp. PLC	175,094	37,344,048

Food Products—1.9%
Archer-Daniels-Midland Co.	106,898	8,062,247
Nestle SA	383,153	43,266,169

		51,328,416

Ground Transportation—2.5%
Canadian National Railway Co. (a)	137,320	14,875,875
Union Pacific Corp.	253,684	51,657,673

		66,533,548

Health Care Equipment & Supplies—2.9%
Abbott Laboratories	312,437	30,259,523
Boston Scientific Corp. (b)	433,860	22,907,808
Medtronic PLC	287,636	22,539,157

		75,706,488

Health Care Providers & Services—5.3%
Cigna Group	276,330	79,049,723
McKesson Corp. (a)	140,813	61,232,533

		140,282,256

Hotels, Restaurants & Leisure—1.4%
Marriott International, Inc. - Class A	186,216	36,602,617

Household Products—1.3%
Kimberly-Clark Corp.	169,918	20,534,590
Reckitt Benckiser Group PLC	181,431	12,821,800

		33,356,390

Industrial Conglomerates—1.7%
Honeywell International, Inc.	246,291	45,499,799

Industrial REITs—1.7%
Prologis, Inc.	406,156	45,574,765

Insurance—11.5%
Aon PLC - Class A	215,060	69,726,753
Chubb Ltd.	272,310	56,689,496
Marsh & McLennan Cos., Inc.	370,181	70,445,445
Progressive Corp.	478,034	66,590,136
Travelers Cos., Inc.	248,410	40,567,837

		304,019,667

IT Services—2.1%
Accenture PLC - Class A	179,326	55,072,808

Life Sciences Tools & Services—1.8%
Danaher Corp.	54,174	13,440,570
Thermo Fisher Scientific, Inc.	69,289	35,072,013

		48,512,583

BHFTII-234

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—2.3%
Illinois Tool Works, Inc.	155,459	$35,803,763
Otis Worldwide Corp.	107,359	8,622,001
PACCAR, Inc.	199,809	16,987,761

		61,413,525

Media—3.9%
Charter Communications, Inc. - Class A (a) (b)	65,570	28,838,998
Comcast Corp. - Class A	1,669,386	74,020,575

		102,859,573

Multi-Utilities—1.2%
Dominion Energy, Inc.	730,570	32,634,562

Oil, Gas & Consumable Fuels—5.6%
ConocoPhillips	653,609	78,302,358
EOG Resources, Inc.	213,288	27,036,387
Pioneer Natural Resources Co.	190,416	43,709,993

		149,048,738

Personal Care Products—1.0%
Kenvue, Inc.	1,288,180	25,866,654

Pharmaceuticals—6.0%
Johnson & Johnson	410,242	63,895,191
Merck & Co., Inc.	349,221	35,952,302
Pfizer, Inc.	1,524,429	50,565,310
Roche Holding AG	30,734	8,383,165

		158,795,968

Professional Services—1.0%
Equifax, Inc. (a)	136,196	24,948,383

Semiconductors & Semiconductor Equipment—6.0%
Analog Devices, Inc.	261,761	45,831,734
KLA Corp.	86,411	39,633,269
NXP Semiconductors NV	151,719	30,331,663
Texas Instruments, Inc.	277,631	44,146,105

		159,942,771

Specialized REITs—0.4%
Public Storage	35,494	9,353,379

Specialty Retail—2.1%
Lowe’s Cos., Inc.	270,943	56,312,793

Total Common Stocks (Cost $2,004,360,711)		2,619,726,208

Short-Term Investments—1.2%
Security Description	Principal Amount*	Value

Discount Note—1.2%
Federal Home Loan Bank 2.600%, 10/02/23 (c)	31,255,000	$31,255,000

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $663; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $723.	663	663

Total Short-Term Investments (Cost $31,251,149)		31,255,663

Securities Lending Reinvestments (d)—2.7%

Certificates of Deposit—0.5%
Bank of America N.A.
5.660%, SOFR + 0.340%, 03/08/24 (e)	2,000,000	2,000,170
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (e)	1,000,000	1,000,135
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (e)	2,000,000	2,001,286
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	2,000,000	1,999,904
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (e)	1,000,000	1,000,098
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	1,000,000	999,912
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	1,000,000	1,000,049
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (e)	1,000,000	1,000,105
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (e)	1,000,000	1,000,580

		12,500,689

Commercial Paper—0.1%
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (e)	1,000,000	1,000,220
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (e)	1,000,000	1,000,270
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	1,000,000	1,000,000

		3,000,490

Repurchase Agreements—1.3%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000

BHFTII-235

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $7,003,103; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $7,140,000.	7,000,000	$7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $1,301,383; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $1,326,032.	1,300,000	1,300,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $4,120,661; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $4,251,885.	4,000,000	4,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $15,673,065; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $15,979,470.	15,666,146	15,666,146
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $4,001,820; collateralized by various Common Stock with an aggregate market value of $4,463,979.	4,000,000	4,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $1,000,445; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $1,022,422.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $200,090; collateralized by various Common Stock with an aggregate market value of $222,604.	200,000	200,000

		35,166,146

Time Deposit—0.0%
Barclays (NY) 5.330%, 10/02/23	1,000,000	1,000,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (f)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (f)	5,000,000	5,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $72,664,754)		72,667,325

Total Investments—102.8% (Cost $2,108,276,614)		2,723,649,196
Other assets and liabilities (net)—(2.8)%		(73,910,660)

Net Assets—100.0%		$2,649,738,536

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $85,756,472 and the collateral received consisted of cash in the amount of $72,659,029 and non-cash collateral with a value of $15,378,508. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-236

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$127,439,397	$—	$—	$127,439,397
Banks	174,903,176	—	—	174,903,176
Beverages	28,172,789	38,058,583	—	66,231,372
Biotechnology	22,344,839	—	—	22,344,839
Building Products	40,021,681	—	—	40,021,681
Capital Markets	128,121,086	—	—	128,121,086
Chemicals	96,438,317	—	—	96,438,317
Consumer Finance	45,930,976	—	—	45,930,976
Consumer Staples Distribution & Retail	28,039,778	—	—	28,039,778
Electric Utilities	169,245,855	—	—	169,245,855
Electrical Equipment	37,344,048	—	—	37,344,048
Food Products	8,062,247	43,266,169	—	51,328,416
Ground Transportation	66,533,548	—	—	66,533,548
Health Care Equipment & Supplies	75,706,488	—	—	75,706,488
Health Care Providers & Services	140,282,256	—	—	140,282,256
Hotels, Restaurants & Leisure	36,602,617	—	—	36,602,617
Household Products	20,534,590	12,821,800	—	33,356,390
Industrial Conglomerates	45,499,799	—	—	45,499,799
Industrial REITs	45,574,765	—	—	45,574,765
Insurance	304,019,667	—	—	304,019,667
IT Services	55,072,808	—	—	55,072,808
Life Sciences Tools & Services	48,512,583	—	—	48,512,583
Machinery	61,413,525	—	—	61,413,525
Media	102,859,573	—	—	102,859,573
Multi-Utilities	32,634,562	—	—	32,634,562
Oil, Gas & Consumable Fuels	149,048,738	—	—	149,048,738
Personal Care Products	25,866,654	—	—	25,866,654
Pharmaceuticals	150,412,803	8,383,165	—	158,795,968
Professional Services	24,948,383	—	—	24,948,383
Semiconductors & Semiconductor Equipment	159,942,771	—	—	159,942,771
Specialized REITs	9,353,379	—	—	9,353,379
Specialty Retail	56,312,793	—	—	56,312,793
Total Common Stocks	2,517,196,491	102,529,717	—	2,619,726,208
Total Short-Term Investments*	—	31,255,663	—	31,255,663
Securities Lending Reinvestments
Certificates of Deposit	—	12,500,689	—	12,500,689
Commercial Paper	—	3,000,490	—	3,000,490
Repurchase Agreements	—	35,166,146	—	35,166,146
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	51,667,325	—	72,667,325
Total Investments	$2,538,196,491	$185,452,705	$—	$2,723,649,196

Collateral for Securities Loaned (Liability)	$—	$(72,659,029)	$—	$(72,659,029)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-237

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.1%
Forward Air Corp.	9,972	$685,475

Automobile Components—3.2%
Fox Factory Holding Corp. (a)	129,899	12,870,393
LCI Industries	64,369	7,558,208
XPEL, Inc. (a)	96,600	7,448,826

		27,877,427

Banks—6.3%
Bank of Hawaii Corp.	85,225	4,234,830
BOK Financial Corp.	47,510	3,799,850
Community Bank System, Inc.	182,901	7,720,251
Cullen/Frost Bankers, Inc.	87,172	7,950,958
CVB Financial Corp.	224,347	3,717,430
First Financial Bankshares, Inc.	169,405	4,255,454
Glacier Bancorp, Inc.	187,234	5,336,169
Lakeland Financial Corp.	71,705	3,403,119
Prosperity Bancshares, Inc.	106,979	5,838,914
Stock Yards Bancorp, Inc.	82,122	3,226,573
United Community Banks, Inc.	238,734	6,066,231

		55,549,779

Biotechnology—0.3%
Abcam PLC (ADR) (a)	115,557	2,615,055

Building Products—2.1%
CSW Industrials, Inc.	68,383	11,983,437
Hayward Holdings, Inc. (a)	465,523	6,563,874

		18,547,311

Capital Markets—1.6%
Hamilton Lane, Inc. - Class A	42,813	3,872,008
Houlihan Lokey, Inc.	61,500	6,587,880
MarketAxess Holdings, Inc.	16,597	3,545,783

		14,005,671

Chemicals—1.2%
Element Solutions, Inc.	338,142	6,630,965
Quaker Chemical Corp.	25,564	4,090,240

		10,721,205

Commercial Services & Supplies—2.1%
Rollins, Inc.	172,780	6,449,877
Tetra Tech, Inc.	81,006	12,315,342

		18,765,219

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	307,992	8,629,936

Construction & Engineering—2.2%
Arcosa, Inc.	86,245	6,201,015
Valmont Industries, Inc.	54,095	12,994,160

		19,195,175

Construction Materials—1.7%
Eagle Materials, Inc.	86,882	14,467,591

Consumer Staples Distribution & Retail—0.4%
Grocery Outlet Holding Corp. (a)	129,153	3,726,064

Containers & Packaging—1.0%
AptarGroup, Inc.	71,850	8,984,124

Distributors—2.1%
Pool Corp.	52,268	18,612,635

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a)	56,597	4,610,392

Electronic Equipment, Instruments & Components—3.8%
Advanced Energy Industries, Inc.	57,193	5,897,742
Littelfuse, Inc.	53,939	13,340,194
Novanta, Inc. (a)	55,962	8,027,189
Rogers Corp. (a)	12,477	1,640,351
Zebra Technologies Corp. - Class A (a)	17,905	4,235,070

		33,140,546

Energy Equipment & Services—3.4%
Cactus, Inc. - Class A	112,084	5,627,738
Oceaneering International, Inc. (a)	306,263	7,877,084
Tidewater, Inc. (a)	174,173	12,378,475
Transocean Ltd. (a)	437,598	3,592,680

		29,475,977

Financial Services—1.2%
Jack Henry & Associates, Inc.	40,238	6,081,571
Shift4 Payments, Inc. - Class A (a)	74,745	4,138,631

		10,220,202

Food Products—0.9%
Simply Good Foods Co. (a)	118,569	4,093,002
Utz Brands, Inc.	250,565	3,365,088

		7,458,090

Health Care Equipment & Supplies—3.7%
Atrion Corp.	11,734	4,848,137
Haemonetics Corp. (a)	180,528	16,171,698
QuidelOrtho Corp. (a)	51,350	3,750,604
UFP Technologies, Inc. (a)	47,927	7,737,814

		32,508,253

Health Care Providers & Services—2.0%
Chemed Corp.	29,599	15,382,601
CorVel Corp. (a)	9,342	1,837,104

		17,219,705

Health Care Technology—0.4%
Simulations Plus, Inc.	82,172	3,426,572

BHFTII-238

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.0%
Texas Roadhouse, Inc. - Class A	94,343	$9,066,362

Household Products—1.2%
Church & Dwight Co., Inc.	40,638	3,723,660
WD-40 Co.	35,188	7,151,609

		10,875,269

Insurance—2.3%
AMERISAFE, Inc.	118,383	5,927,437
Hagerty, Inc. - Class A (a)	212,300	1,734,491
RLI Corp.	79,062	10,743,735
Stewart Information Services Corp.	43,912	1,923,346

		20,329,009

Life Sciences Tools & Services—4.5%
Bio-Techne Corp.	221,494	15,077,097
ICON PLC (ADR) (a)	30,308	7,463,345
Stevanato Group SpA	197,416	5,867,203
West Pharmaceutical Services, Inc.	30,069	11,282,189

		39,689,834

Machinery—10.9%
Esab Corp.	104,105	7,310,253
ESCO Technologies, Inc.	36,432	3,804,958
Graco, Inc.	113,778	8,292,141
Hillman Solutions Corp. (a)	509,026	4,199,464
Kadant, Inc.	57,544	12,979,049
Lindsay Corp.	42,066	4,950,327
Nordson Corp.	38,488	8,589,367
Omega Flex, Inc.	27,978	2,202,708
RBC Bearings, Inc. (a)	73,169	17,131,058
SPX Technologies, Inc. (a)	101,005	8,221,807
Standex International Corp.	48,336	7,042,072
Toro Co.	126,244	10,490,876

		95,214,080

Marine Transportation—1.9%
Kirby Corp. (a)	196,008	16,229,462

Media—2.5%
Cable One, Inc.	9,713	5,979,711
Nexstar Media Group, Inc.	88,221	12,648,245
TechTarget, Inc. (a)	98,131	2,979,257

		21,607,213

Oil, Gas & Consumable Fuels—3.0%
Matador Resources Co.	103,638	6,164,388
Sitio Royalties Corp. - Class A	350,994	8,497,565
Southwestern Energy Co. (a)	1,122,800	7,242,060
Texas Pacific Land Corp.	2,487	4,535,194

		26,439,207

Pharmaceuticals—0.5%
Amphastar Pharmaceuticals, Inc. (a)	97,336	4,476,483

Professional Services—3.5%
CBIZ, Inc. (a)	23,390	1,213,941
CRA International, Inc.	36,520	3,679,755
Exponent, Inc.	147,940	12,663,664
FTI Consulting, Inc. (a)	74,617	13,312,419

		30,869,779

Real Estate Management & Development—1.6%
FirstService Corp.	96,155	13,994,399

Semiconductors & Semiconductor Equipment—5.2%
Lattice Semiconductor Corp. (a)	265,039	22,774,801
MKS Instruments, Inc.	94,403	8,169,635
Power Integrations, Inc.	189,386	14,452,046

		45,396,482

Software—12.8%
American Software, Inc. - Class A	44,270	507,334
Aspen Technology, Inc. (a)	51,637	10,547,374
CommVault Systems, Inc. (a)	95,475	6,455,065
Fair Isaac Corp. (a)	22,334	19,397,749
Manhattan Associates, Inc. (a)	103,198	20,398,117
Model N, Inc. (a)	214,395	5,233,382
Qualys, Inc. (a)	115,022	17,546,606
SPS Commerce, Inc. (a)	101,428	17,304,631
Tyler Technologies, Inc. (a)	22,102	8,534,466
Vertex, Inc. - Class A (a)	244,084	5,638,340

		111,563,064

Specialty Retail—4.4%
Asbury Automotive Group, Inc. (a)	71,673	16,489,807
Floor & Decor Holdings, Inc. - Class A (a)	90,839	8,220,930
Tractor Supply Co.	32,405	6,579,835
Winmark Corp.	18,431	6,877,159

		38,167,731

Trading Companies & Distributors—2.9%
Richelieu Hardware Ltd.	136,407	3,995,045
SiteOne Landscape Supply, Inc. (a)	37,767	6,173,016
Transcat, Inc. (a)	43,087	4,221,234
Watsco, Inc.	28,001	10,576,538

		24,965,833

Total Common Stocks (Cost $580,555,067)		869,326,611

BHFTII-239

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Short-Term Investment—0.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $6,507,692; collateralized by U.S. Treasury Note at 3.625%, maturing 05/15/26, with a market value of $6,636,478.	6,506,337	$6,506,337

Total Short-Term Investments (Cost $6,506,337)		6,506,337

Total Investments—100.1% (Cost $587,061,404)		875,832,948
Other assets and liabilities (net)—(0.1)%		(1,112,828)

Net Assets—100.0%		$874,720,120

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$869,326,611	$—	$—	$869,326,611
Total Short-Term Investment*	—	6,506,337	—	6,506,337
Total Investments	$869,326,611	$6,506,337	$—	$875,832,948

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-240

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	74,893	$10,019,367

Automobiles—3.6%
Ferrari NV (a)	44,093	13,031,245
Rivian Automotive, Inc. - Class A (a)(b)	1,206,703	29,298,749
Tesla, Inc. (b)	117,678	29,445,389

		71,775,383

Beverages—0.8%
Constellation Brands, Inc. - Class A	61,015	15,334,900

Biotechnology—1.6%
Argenx SE (ADR) (b)	26,807	13,179,125
Legend Biotech Corp. (ADR) (a)(b)	83,001	5,575,177
Vertex Pharmaceuticals, Inc. (b)	38,175	13,274,975

		32,029,277

Broadline Retail—7.4%
Amazon.com, Inc. (b)	1,059,033	134,624,275
Coupang, Inc. (b)	655,772	11,148,124

		145,772,399

Capital Markets—0.4%
Charles Schwab Corp.	129,791	7,125,526

Chemicals—0.7%
Linde PLC	36,099	13,441,463

Commercial Services & Supplies—0.3%
Cintas Corp.	11,780	5,666,298

Consumer Staples Distribution & Retail—0.1%
Maplebear, Inc. (a) (b)	26,334	781,856
Maplebear, Inc. † (b) (c)	58,169	1,554,334

		2,336,190

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp. - Class A	9,393	788,918
Teledyne Technologies, Inc. (b)	58,709	23,987,323

		24,776,241

Energy Equipment & Services—0.9%
Schlumberger NV	291,997	17,023,425

Entertainment—2.0%
Netflix, Inc. (b)	66,395	25,070,752
Spotify Technology SA (b)	99,022	15,312,762

		40,383,514

Financial Services—6.8%
Fiserv, Inc. (b)	250,711	28,320,315
Mastercard, Inc. - Class A	123,296	48,814,119
Visa, Inc. - Class A (a)	251,565	57,862,466

		134,996,900

Ground Transportation—0.4%
Old Dominion Freight Line, Inc. (a)	20,572	8,416,828

Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (b)	82,769	24,192,551
Stryker Corp.	20,087	5,489,175

		29,681,726

Health Care Providers & Services—5.2%
Cigna Group	68,780	19,675,895
Humana, Inc.	43,161	20,998,690
McKesson Corp.	17,971	7,814,689
UnitedHealth Group, Inc.	109,275	55,095,362

		103,584,636

Hotels, Restaurants & Leisure—1.6%
Booking Holdings, Inc. (b)	2,524	7,783,890
Chipotle Mexican Grill, Inc. (b)	8,048	14,742,568
Las Vegas Sands Corp.	206,638	9,472,286

		31,998,744

Household Products—0.5%
Procter & Gamble Co.	60,640	8,844,950

Insurance—1.0%
Chubb Ltd.	95,946	19,974,038

Interactive Media & Services—12.3%
Alphabet, Inc. - Class A (b)	854,420	111,809,401
Alphabet, Inc. - Class C (b)	272,842	35,974,218
Match Group, Inc. (b)	187,839	7,358,593
Meta Platforms, Inc. - Class A (b)	255,141	76,595,880
Pinterest, Inc. - Class A (b)	445,640	12,045,649

		243,783,741

IT Services—1.5%
Accenture PLC - Class A	50,212	15,420,607
MongoDB, Inc. (a)(b)	10,532	3,642,598
Shopify, Inc. - Class A (b)	181,921	9,927,429
Stripe, Inc. - Class B † (b) (c) (d)	63,278	1,386,421

		30,377,055

Life Sciences Tools & Services—1.5%
Avantor, Inc. (a)(b)	342,550	7,220,954
Danaher Corp.	40,110	9,951,291
Thermo Fisher Scientific, Inc.	25,656	12,986,298

		30,158,543

Media—0.5%
Trade Desk, Inc. - Class A (b)	114,116	8,918,165

Personal Care Products—0.4%
Estee Lauder Cos., Inc. - Class A	49,259	7,120,388

BHFTII-241

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—3.3%
Eli Lilly & Co.	107,242	$57,602,896
Zoetis, Inc.	45,043	7,836,581

		65,439,477

Professional Services—0.7%
Ceridian HCM Holding, Inc. (a)(b)	80,663	5,472,984
TransUnion	124,025	8,903,755

		14,376,739

Semiconductors & Semiconductor Equipment—9.1%
Advanced Micro Devices, Inc. (b)	115,823	11,908,921
ASML Holding NV	39,582	23,300,340
Lam Research Corp.	18,815	11,792,677
Marvell Technology, Inc.	112,213	6,074,090
NVIDIA Corp.	292,042	127,035,350

		180,111,378

Software—21.1%
Adobe, Inc. (b)	35,024	17,858,738
Atlassian Corp. - Class A (b)	23,801	4,796,140
Aurora Innovation, Inc. (a)(b)	804,390	1,890,317
Dynatrace, Inc. (a)(b)	257,016	12,010,358
Epic Games, Inc. † (b) (c) (d)	7,488	5,171,587
Intuit, Inc.	72,492	37,039,062
Klaviyo, Inc. - Class A (b)	25,234	870,573
Magic Leap, Inc. - Class A † (b) (c) (d)	10,914	209,569
Microsoft Corp.	829,245	261,834,109
Monday.com Ltd. (b)	9,224	1,468,645
Roper Technologies, Inc.	45,573	22,070,092
Salesforce, Inc. (b)	108,380	21,977,296
ServiceNow, Inc. (b)	53,332	29,810,455

		417,006,941

Specialty Retail—0.9%
Floor & Decor Holdings, Inc. - Class A (a)(b)	53,036	4,799,758
Ross Stores, Inc.	111,638	12,609,512

		17,409,270

Technology Hardware, Storage & Peripherals—8.1%
Apple, Inc.	936,115	160,272,249

Textiles, Apparel & Luxury Goods—0.2%
Lululemon Athletica, Inc. (b)	12,315	4,748,787

Wireless Telecommunication Services—1.0%
T-Mobile U.S., Inc. (a)(b)	140,984	19,744,809

Total Common Stocks (Cost $1,265,295,138)		1,922,649,347

Convertible Preferred Stocks—1.0%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.3%
GM Cruise Holdings LLC - Class F † (b) (c) (d)	196,100	3,553,332
Nuro, Inc. - Series C † (b) (c) (d)	179,741	1,114,394
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	52,110	1,056,791
Waymo LLC - Series A-2 † (b) (c) (d)	26,511	1,198,562

		6,923,079

Commercial Services & Supplies—0.3%
Redwood Materials Series D † (b) (c) (d)	110,579	5,278,580

Consumer Staples Distribution & Retail—0.1%
Rappi, Inc. - Series E † (b) (c) (d)	52,748	1,899,456

Software—0.3%
Celonis SE - Series D † (b) (c) (d)	1,177	262,565
Databricks, Inc. - Series I † (b) (c) (d)	68,560	5,039,160

		5,301,725

Total Convertible Preferred Stocks (Cost $24,256,893)		19,402,840

Preferred Stocks—0.9%

Automobiles—0.4%
Dr. Ing HC F Porsche AG,	75,819	7,130,905

Life Sciences Tools & Services—0.5%
Sartorius AG,	30,380	10,309,001

Total Preferred Stocks (Cost $18,694,353)		17,439,906

Escrow Shares—0.1%

Financial Services—0.1%
ANT Group Co. Ltd. † (b) (c) (d) (Cost $2,959,806)	2,959,806	2,898,242

Short-Term Investment—0.9%

Mutual Funds—0.9%
T. Rowe Price Government Reserve Fund (e)	17,165,932	17,165,932

Total Short-Term Investments (Cost $17,165,932)		17,165,932

Securities Lending Reinvestments (f)—5.4%

Certificates of Deposit—1.6%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (g)	2,000,000	2,000,270
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (g)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (g)	3,000,000	3,000,294

BHFTII-242

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	3,000,000	$3,000,399
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (g)	2,000,000	1,999,824
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	1,000,000	996,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (g)	3,000,000	3,000,147
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (g)	3,000,000	3,000,438
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	2,000,000	2,001,540
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (g)	4,000,000	4,003,724
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (g)	3,000,000	3,000,315
Toronto-Dominion Bank 5.780%, FEDEFF PRV + 0.450%, 10/13/23 (g)	3,000,000	3,000,285

		32,003,992

Commercial Paper—0.6%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (g)	3,000,000	3,000,159
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (g)	2,000,000	2,000,440
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (g)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (g)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		12,001,408

Repurchase Agreements—2.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,602,765; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,652,064.	2,600,000	2,600,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $7,038,247; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $7,140,512.	7,000,000	7,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $7,103,283; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $7,242,150.	7,100,147	7,100,147

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,004,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $4,099,118.	4,000,000	4,000,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $15,015,896; collateralized by various Common Stock with an aggregate market value of $16,739,810.	15,000,000	15,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851.	3,000,000	3,000,000

		38,700,147

Time Deposit—0.2%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (g)	5,000,000	5,000,000

Mutual Funds—1.0%
Allspring Government Money Market Fund, Select Class 5.270% (h)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (h)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	5,743	5,743
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (h)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (h)	2,000,000	2,000,000

		19,005,743

Total Securities Lending Reinvestments (Cost $106,703,105)		106,711,290

Total Investments—105.5% (Cost $1,435,075,227)		2,086,267,557
Other assets and liabilities (net)—(5.5)%		(109,236,605)

Net Assets—100.0%		$1,977,030,952

BHFTII-243

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $30,622,993, which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $128,933,198 and the collateral received consisted of cash in the amount of $106,691,657 and non-cash collateral with a value of $24,012,369. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 1.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Restricted Securities	Acquisition Date	Shares	Cost		Value
ANT Group Co. Ltd.	08/14/23	2,959,806	$	2,959,806	$2,898,242
Celonis SE - Series D	10/04/22	1,177		435,243	262,565
Databricks, Inc. - Series I	09/14/23	68,560		5,039,160	5,039,160
Epic Games, Inc.	06/18/20	7,488		4,310,738	5,171,587
GM Cruise Holdings LLC - Class F	05/07/19	196,100		3,578,825	3,553,332
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914		5,305,346	209,569
Maplebear, Inc.	07/02/20-11/18/20	58,169		2,796,825	1,554,334
Nuro, Inc. - Series C	10/30/20	179,741		2,346,447	1,114,394
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748		3,151,484	1,899,456
Redwood Materials Series D	06/02/23	110,579		5,278,583	5,278,580
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110		2,150,726	1,056,791
Stripe, Inc. - Class B	12/17/19	63,278		992,832	1,386,421
Waymo LLC - Series A-2	05/08/20	26,511		2,276,425	1,198,562

					$30,622,993

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-244

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$10,019,367	$—	$10,019,367
Automobiles	71,775,383	—	—	71,775,383
Beverages	15,334,900	—	—	15,334,900
Biotechnology	32,029,277	—	—	32,029,277
Broadline Retail	145,772,399	—	—	145,772,399
Capital Markets	7,125,526	—	—	7,125,526
Chemicals	13,441,463	—	—	13,441,463
Commercial Services & Supplies	5,666,298	—	—	5,666,298
Consumer Staples Distribution & Retail	781,856	1,554,334	—	2,336,190
Electronic Equipment, Instruments & Components	24,776,241	—	—	24,776,241
Energy Equipment & Services	17,023,425	—	—	17,023,425
Entertainment	40,383,514	—	—	40,383,514
Financial Services	134,996,900	—	—	134,996,900
Ground Transportation	8,416,828	—	—	8,416,828
Health Care Equipment & Supplies	29,681,726	—	—	29,681,726
Health Care Providers & Services	103,584,636	—	—	103,584,636
Hotels, Restaurants & Leisure	31,998,744	—	—	31,998,744
Household Products	8,844,950	—	—	8,844,950
Insurance	19,974,038	—	—	19,974,038
Interactive Media & Services	243,783,741	—	—	243,783,741
IT Services	28,990,634	—	1,386,421	30,377,055
Life Sciences Tools & Services	30,158,543	—	—	30,158,543
Media	8,918,165	—	—	8,918,165
Personal Care Products	7,120,388	—	—	7,120,388
Pharmaceuticals	65,439,477	—	—	65,439,477
Professional Services	14,376,739	—	—	14,376,739
Semiconductors & Semiconductor Equipment	180,111,378	—	—	180,111,378
Software	411,625,785	—	5,381,156	417,006,941
Specialty Retail	17,409,270	—	—	17,409,270
Technology Hardware, Storage & Peripherals	160,272,249	—	—	160,272,249
Textiles, Apparel & Luxury Goods	4,748,787	—	—	4,748,787
Wireless Telecommunication Services	19,744,809	—	—	19,744,809
Total Common Stocks	1,904,308,069	11,573,701	6,767,577	1,922,649,347
Total Convertible Preferred Stocks*	—	—	19,402,840	19,402,840
Total Preferred Stocks*	—	17,439,906	—	17,439,906
Total Escrow Shares*	—	—	2,898,242	2,898,242
Total Short-Term Investment*	17,165,932	—	—	17,165,932
Securities Lending Reinvestments
Certificates of Deposit	—	32,003,992	—	32,003,992
Commercial Paper	—	12,001,408	—	12,001,408
Repurchase Agreements	—	38,700,147	—	38,700,147
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	19,005,743	—	—	19,005,743
Total Securities Lending Reinvestments	19,005,743	87,705,547	—	106,711,290
Total Investments	$1,940,479,744	$116,719,154	$29,068,659	$2,086,267,557

Collateral for Securities Loaned (Liability)	$—	$(106,691,657)	$—	$(106,691,657)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Purchases	Sales	Transfer Out	Realized Gain/ (Loss)	Change in Unrealized Appreciation / (Depreciation)	Balance as of September 30, 2023	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2023
Common Stocks
Consumer Staples Distribution & Retail	$917,097	$—		$(917,097)	$—	$—	$—	$—
IT Services	1,171,276	—	—	—	—	215,145	1,386,421	215,145
Software	5,615,913	—	(251,753)	—	42,990	(25,994)	5,381,156	(25,994)
Convertible Preferred Stocks
Automobiles	9,356,576	—	—	—	—	(2,433,497)	6,923,079	$(2,433,496)
Commercial Services & Supplies	—	5,278,583	—	—	—	(3)	5,278,580	(3)
Consumer Staples Distribution & Retail	3,802,392	—	—	(1,902,936)	—	—	1,899,456	—
Financial Services	4,358,552	—	(4,228,294)	—	(3,954,996)	3,824,738	—	—
Software	435,243	5,039,160	—	—	—	(172,678)	5,301,725	(172,678)
Escrow Shares
Financial Services	—	2,959,806	—	—	—	(61,564)	2,898,242	(61,564)

	$25,657,049	$13,277,549	$(4,480,047)	$(2,820,033)	$(3,912,006)	$1,346,147	$29,068,659	$(2,478,590)

BHFTII-246

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$1,386,421	Market Transaction Method	Precedent Transaction	$20.13	$20.13	$20.13	Increase
		Calibration Model	Enterprise Value/Gross Profit	10.6x	13.1x	11.9x	Increase
			Implied Discount	-7.00%	-4.00%	-5.50%	Decrease
Software	5,171,587	Market Transaction Method	Precedent Transactions	$640.00	$750.00	$690.65	Increase
	209,569	Market Transaction Method	Precedent Transaction (Split Adj.)	$19.20	$19.20	$19.20	Increase
Convertible Preferred Stocks
Automobiles	3,553,332	Comparable Company Analysis	Forward Enterprise Value/Sales	3.0x	4.0x	3.6x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,114,394	Comparable Company Analysis	Market Comparable Adjustment	-70.00%	-70.00%	-70.00%	Decrease
	1,056,791	Comparable Company Analysis	Enterprise Value/Sales	1.4x	1.4x	1.4x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	1,198,562	Comparable Company Analysis	Forward Enterprise Value/Sales	3.0x	4.0x	3.6x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Commercial Services & Supplies	5,278,580	Market Transaction Method	Precedent Transaction	$47.74	$47.74	$47.74	Increase
Consumer Staples Distribution & Retail	1,899,456	Market Transaction Method	Precedent Transaction	$64.42	$64.42	$64.42	Increase
		Comparable Company Analysis	Enterprise Value/Sales	2.3x	3.0x	2.7x	Increase
			Enterprise Value/GMV	0.5x	0.5x	0.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	262,565	Calibration Model	Enterprise Value/Sales	11.7x	14.8x	13.3x	Increase
			Enterprise Value/Gross Profit	14.9x	18.9x	16.9x	Increase
			Implied Premium	0.0%	0.0%	0.0%	Increase
	5,039,160	Market Transaction Method	Precedent Transaction	$73.50	$73.50	$73.50	Increase
Escrow Shares
Financial Services	2,898,242	Discounted Cash Flow	Contingent Payment Owed	70.00%	70.00%	70.00%	Increase
			Accrued Interest Rate	3.55%	3.55%	3.55%	Increase
			Discount Rate	5.73%	5.73%	5.73%	Decrease

BHFTII-247

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Cadre Holdings, Inc.	39,400	$1,050,010
Curtiss-Wright Corp.	49,830	9,748,243
Leonardo DRS, Inc. (a)	179,400	2,995,980
Moog, Inc. - Class A	10,858	1,226,520
Woodward, Inc.	46,800	5,815,368

		20,836,121

Air Freight & Logistics—0.5%
GXO Logistics, Inc. (a)	99,244	5,820,661

Automobile Components—0.5%
LCI Industries (b)	5,702	669,529
Patrick Industries, Inc.	19,544	1,466,973
Visteon Corp. (a) (b)	28,030	3,870,102

		6,006,604

Banks—0.6%
Bancorp, Inc. (a)	135,387	4,670,851
ServisFirst Bancshares, Inc. (b)	36,500	1,904,205

		6,575,056

Beverages—1.1%
Celsius Holdings, Inc. (a)	42,900	7,361,640
Coca-Cola Consolidated, Inc.	8,006	5,094,378

		12,456,018

Biotechnology—8.1%
ACADIA Pharmaceuticals, Inc. (a)	152,764	3,183,602
Agios Pharmaceuticals, Inc. (a) (b)	46,240	1,144,440
Akero Therapeutics, Inc. (a)	62,748	3,173,794
Alector, Inc. (a)	28,182	182,619
Alkermes PLC (a)	109,363	3,063,258
Allogene Therapeutics, Inc. (a) (b)	61,692	195,564
Amicus Therapeutics, Inc. (a)	155,351	1,889,068
Arcellx, Inc. (a) (b)	15,800	566,904
Avidity Biosciences, Inc. (a) (b)	64,328	410,413
Biohaven Ltd. (a) (b)	90,651	2,357,833
Biomea Fusion, Inc. (a) (b)	12,300	169,248
Blueprint Medicines Corp. (a)	81,083	4,071,988
Catalyst Pharmaceuticals, Inc. (a)	135,800	1,587,502
Cerevel Therapeutics Holdings, Inc. (a)	70,954	1,548,926
Crinetics Pharmaceuticals, Inc. (a) (b)	15,772	469,059
CRISPR Therapeutics AG (a) (b)	55,778	2,531,763
Cytokinetics, Inc. (a) (b)	62,077	1,828,788
Day One Biopharmaceuticals, Inc. (a) (b)	36,371	446,272
Denali Therapeutics, Inc. (a) (b)	48,832	1,007,404
Exelixis, Inc. (a)	255,707	5,587,198
Generation Bio Co. (a) (b)	68,300	258,857
Halozyme Therapeutics, Inc. (a)	178,369	6,813,696
Ideaya Biosciences, Inc. (a) (b)	12,514	337,628
IGM Biosciences, Inc. (a) (b)	22,768	190,113
ImmunoGen, Inc. (a)	106,600	1,691,742
Immunovant, Inc. (a)	14,216	545,752
Insmed, Inc. (a) (b)	184,134	4,649,383
Intellia Therapeutics, Inc. (a) (b)	55,887	1,767,147

Biotechnology—(Continued)
Ionis Pharmaceuticals, Inc. (a) (b)	99,270	4,502,887
Iovance Biotherapeutics, Inc. (a)	134,544	612,175
Karuna Therapeutics, Inc. (a) (b)	26,342	4,454,169
Krystal Biotech, Inc. (a)	9,600	1,113,600
Kymera Therapeutics, Inc. (a) (b)	56,695	788,061
Madrigal Pharmaceuticals, Inc. (a)	6,151	898,292
Mirati Therapeutics, Inc. (a)	39,202	1,707,639
Monte Rosa Therapeutics, Inc. (a) (b)	9,800	46,942
Morphic Holding, Inc. (a) (b)	30,637	701,894
Natera, Inc. (a)	66,744	2,953,422
Neurocrine Biosciences, Inc. (a)	30,648	3,447,900
Nurix Therapeutics, Inc. (a)	23,600	185,496
Nuvalent, Inc. - Class A (a) (b)	12,200	560,834
Prothena Corp. PLC (a)	59,778	2,884,289
PTC Therapeutics, Inc. (a)	72,654	1,628,176
Relay Therapeutics, Inc. (a) (b)	91,000	765,310
Replimune Group, Inc. (a) (b)	73,809	1,262,872
Revolution Medicines, Inc. (a)	68,556	1,897,630
Rhythm Pharmaceuticals, Inc. (a) (b)	19,700	451,623
Rocket Pharmaceuticals, Inc. (a)	49,031	1,004,645
Scholar Rock Holding Corp. (a) (b)	59,694	423,827
Seagen, Inc. (a)	7,811	1,657,104
Ultragenyx Pharmaceutical, Inc. (a)	50,326	1,794,122
Vaxcyte, Inc. (a)	35,100	1,789,398
Xencor, Inc. (a)	78,262	1,576,979
Zentalis Pharmaceuticals, Inc. (a)	24,973	500,958

		91,280,205

Building Products—2.4%
AAON, Inc.	61,006	3,469,411
Builders FirstSource, Inc. (a)	41,686	5,189,490
CSW Industrials, Inc.	23,931	4,193,668
Gibraltar Industries, Inc. (a)	18,223	1,230,235
Simpson Manufacturing Co., Inc.	31,900	4,778,939
UFP Industries, Inc.	81,035	8,297,984

		27,159,727

Capital Markets—1.9%
Blue Owl Capital, Inc. (b)	251,301	3,256,861
FactSet Research Systems, Inc.	9,589	4,192,886
LPL Financial Holdings, Inc.	30,431	7,231,927
MarketAxess Holdings, Inc.	15,071	3,219,769
StoneX Group, Inc. (a)	34,200	3,314,664

		21,216,107

Chemicals—1.3%
Axalta Coating Systems Ltd. (a)	157,471	4,235,970
Balchem Corp.	15,399	1,910,092
Element Solutions, Inc.	106,562	2,089,681
Livent Corp. (a) (b)	90,961	1,674,592
Olin Corp. (b)	89,072	4,451,818

		14,362,153

Commercial Services & Supplies—2.0%
Casella Waste Systems, Inc. - Class A (a) (b)	107,862	8,229,871

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Clean Harbors, Inc. (a)	40,909	$6,846,530
MSA Safety, Inc. (b)	19,005	2,996,138
Rentokil Initial PLC (ADR) (b)	115,121	4,265,233

		22,337,772

Communications Equipment—0.2%
Extreme Networks, Inc. (a)	111,600	2,701,836

Construction & Engineering—2.5%
API Group Corp. (a) (b)	111,000	2,878,230
Comfort Systems USA, Inc.	52,974	9,027,299
EMCOR Group, Inc.	50,920	10,713,059
WillScot Mobile Mini Holdings Corp. (a)	120,739	5,021,535

		27,640,123

Construction Materials—0.6%
Eagle Materials, Inc.	39,691	6,609,345

Consumer Staples Distribution & Retail—0.9%
BJ’s Wholesale Club Holdings, Inc. (a)	29,722	2,121,259
Casey’s General Stores, Inc.	12,318	3,344,583
Performance Food Group Co. (a)	76,423	4,498,258

		9,964,100

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	135,214	3,012,568

Distributors—0.4%
Pool Corp.	13,531	4,818,389

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (a) (b)	18,563	1,512,142
Carriage Services, Inc.	18,210	514,433
Duolingo, Inc. (a) (b)	13,900	2,305,593
Grand Canyon Education, Inc. (a)	48,697	5,691,705

		10,023,873

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.	33,600	2,079,840
Iridium Communications, Inc.	140,816	6,405,720

		8,485,560

Electrical Equipment—1.9%
Array Technologies, Inc. (a) (b)	136,200	3,022,278
Atkore, Inc. (a) (b)	52,782	7,874,547
Shoals Technologies Group, Inc. - Class A (a)	110,300	2,012,975
Vertiv Holdings Co.	218,000	8,109,600

		21,019,400

Electronic Equipment, Instruments & Components—3.1%
Advanced Energy Industries, Inc. (b)	40,808	4,208,121
Fabrinet (a)	63,050	10,505,391
Littelfuse, Inc.	10,801	2,671,303
Novanta, Inc. (a)	52,960	7,596,583

Electronic Equipment, Instruments & Components—(Continued)
Teledyne Technologies, Inc. (a)	11,178	4,567,107
Vontier Corp.	122,800	3,796,976
Zebra Technologies Corp. - Class A (a)	5,007	1,184,306

		34,529,787

Energy Equipment & Services—3.4%
ChampionX Corp. (b)	128,436	4,574,890
Expro Group Holdings NV (a)	84,599	1,965,235
Noble Corp. PLC	79,400	4,021,610
TechnipFMC PLC (b)	580,174	11,800,739
Transocean Ltd. (a) (b)	614,400	5,044,224
Weatherford International PLC (a)	119,372	10,782,873

		38,189,571

Entertainment—0.6%
Endeavor Group Holdings, Inc. - Class A	178,465	3,551,454
TKO Group Holdings, Inc. (b)	43,686	3,672,245

		7,223,699

Financial Services—1.0%
Euronet Worldwide, Inc. (a)	31,156	2,473,163
EVERTEC, Inc.	61,343	2,280,733
Payoneer Global, Inc. (a)	425,000	2,601,000
Shift4 Payments, Inc. - Class A (a) (b)	71,199	3,942,289

		11,297,185

Food Products—1.0%
Hostess Brands, Inc. (a)	102,162	3,403,016
Post Holdings, Inc. (a) (b)	59,671	5,116,192
Simply Good Foods Co. (a) (b)	76,350	2,635,602

		11,154,810

Ground Transportation—2.3%
Landstar System, Inc.	26,103	4,618,665
RXO, Inc. (a)	67,679	1,335,307
Saia, Inc. (a) (b)	28,612	11,406,174
XPO, Inc. (a)	117,351	8,761,425

		26,121,571

Health Care Equipment & Supplies—4.9%
AtriCure, Inc. (a)	48,634	2,130,169
CONMED Corp. (b)	33,717	3,400,359
Embecta Corp. (b)	36,480	549,024
Globus Medical, Inc. - Class A (a)	100,415	4,985,605
Haemonetics Corp. (a)	56,943	5,100,954
ICU Medical, Inc. (a) (b)	3,542	421,533
Inari Medical, Inc. (a) (b)	49,005	3,204,927
Inspire Medical Systems, Inc. (a)	20,999	4,167,042
iRhythm Technologies, Inc. (a) (b)	30,304	2,856,455
Lantheus Holdings, Inc. (a) (b)	93,725	6,512,013
Merit Medical Systems, Inc. (a)	91,427	6,310,291
Omnicell, Inc. (a)	33,934	1,528,387
Penumbra, Inc. (a)	14,414	3,486,891
PROCEPT BioRobotics Corp. (a) (b)	62,915	2,064,241

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Shockwave Medical, Inc. (a)	13,006	$2,589,495
STERIS PLC	23,090	5,066,408
TransMedics Group, Inc. (a) (b)	11,200	613,200

		54,986,994

Health Care Providers & Services—4.4%
Addus HomeCare Corp. (a)	44,308	3,774,599
AMN Healthcare Services, Inc. (a) (b)	73,414	6,253,405
Chemed Corp.	2,795	1,452,561
CorVel Corp. (a) (b)	25,518	5,018,115
Ensign Group, Inc.	101,740	9,454,698
Guardant Health, Inc. (a)	83,685	2,480,423
Molina Healthcare, Inc. (a)	24,591	8,063,143
NeoGenomics, Inc. (a)	55,773	686,008
Option Care Health, Inc. (a)	188,091	6,084,744
Tenet Healthcare Corp. (a)	86,200	5,679,718

		48,947,414

Health Care Technology—0.2%
Evolent Health, Inc. - Class A (a) (b)	69,552	1,893,901

Hotels, Restaurants & Leisure—5.2%
Bloomin’ Brands, Inc. (b)	107,905	2,653,384
Boyd Gaming Corp.	112,367	6,835,285
Cava Group, Inc. (a) (b)	15,723	481,595
Choice Hotels International, Inc. (b)	55,491	6,798,202
Churchill Downs, Inc. (b)	70,314	8,159,237
Domino’s Pizza, Inc.	12,979	4,916,315
Everi Holdings, Inc. (a)	95,381	1,260,937
Hilton Grand Vacations, Inc. (a) (b)	72,468	2,949,448
Red Rock Resorts, Inc. - Class A	87,900	3,603,900
SeaWorld Entertainment, Inc. (a)	24,697	1,142,236
Texas Roadhouse, Inc. (b)	75,049	7,212,209
Travel & Leisure Co.	54,835	2,014,090
Wendy’s Co.	230,725	4,709,097
Wingstop, Inc.	29,100	5,233,344

		57,969,279

Household Durables—1.9%
Cavco Industries, Inc. (a) (b)	12,220	3,246,365
Green Brick Partners, Inc. (a)	22,900	950,579
Skyline Champion Corp. (a) (b)	56,160	3,578,515
Tempur Sealy International, Inc.	132,852	5,757,806
TopBuild Corp. (a)	30,177	7,592,533

		21,125,798

Independent Power and Renewable Electricity Producers—0.2%
NextEra Energy Partners LP (b)	28,733	853,370
Ormat Technologies, Inc. (b)	28,473	1,990,832

		2,844,202

Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	65,629	3,123,284
Rexford Industrial Realty, Inc. (b)	42,233	2,084,199

Industrial REITs—(Continued)
Terreno Realty Corp.	25,683	1,458,794

		6,666,277

Insurance—2.6%
BRP Group, Inc. - Class A (a)	37,003	859,580
Kinsale Capital Group, Inc.	20,700	8,572,491
Palomar Holdings, Inc. (a)	31,204	1,583,603
Primerica, Inc.	31,425	6,096,764
Ryan Specialty Holdings, Inc. (a) (b)	125,467	6,072,603
Selective Insurance Group, Inc.	58,089	5,993,042

		29,178,083

IT Services—0.5%
Gartner, Inc. (a)	7,478	2,569,515
Perficient, Inc. (a) (b)	48,352	2,797,647

		5,367,162

Leisure Products—0.6%
Brunswick Corp.	20,211	1,596,669
Mattel, Inc. (a)	242,049	5,332,339

		6,929,008

Life Sciences Tools & Services—2.4%
10X Genomics, Inc. - Class A (a)	67,100	2,767,875
Bruker Corp.	33,427	2,082,502
Charles River Laboratories International, Inc. (a) (b)	18,866	3,697,359
Medpace Holdings, Inc. (a)	29,435	7,127,096
Olink Holding AB (ADR) (a)	40,273	594,027
Repligen Corp. (a) (b)	30,579	4,862,367
West Pharmaceutical Services, Inc.	15,221	5,711,071

		26,842,297

Machinery—4.0%
Albany International Corp. - Class A (b)	14,936	1,288,678
Federal Signal Corp.	84,158	5,026,757
Graco, Inc.	6,101	444,641
John Bean Technologies Corp. (b)	41,417	4,354,583
Kadant, Inc.	27,883	6,289,011
Lincoln Electric Holdings, Inc.	28,662	5,210,465
RBC Bearings, Inc. (a) (b)	27,476	6,432,956
SPX Technologies, Inc. (a)	69,701	5,673,662
Symbotic, Inc. (a) (b)	42,600	1,424,118
Toro Co.	30,251	2,513,858
Watts Water Technologies, Inc. - Class A	39,083	6,754,324

		45,413,053

Media—0.7%
Nexstar Media Group, Inc. (b)	46,310	6,639,465
Thryv Holdings, Inc. (a) (b)	48,957	918,923

		7,558,388

Metals & Mining—1.1%
Alpha Metallurgical Resources, Inc.	18,336	4,762,409
ATI, Inc. (a) (b)	143,400	5,900,910

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Ivanhoe Electric, Inc. (a) (b)	112,400	$1,337,560

		12,000,879

Oil, Gas & Consumable Fuels—2.2%
APA Corp.	23,058	947,684
Centrus Energy Corp. - Class A (a) (b)	24,300	1,379,268
Kosmos Energy Ltd. (a) (b)	349,682	2,860,399
Magnolia Oil & Gas Corp. - Class A (b)	35,396	810,922
Matador Resources Co.	76,313	4,539,097
PBF Energy, Inc. - Class A	20,500	1,097,365
Range Resources Corp. (b)	234,463	7,598,946
SM Energy Co.	55,766	2,211,122
Southwestern Energy Co. (a)	394,100	2,541,945
Targa Resources Corp.	13,354	1,144,705

		25,131,453

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.	75,777	4,188,195

Personal Care Products—1.7%
BellRing Brands, Inc. (a)	132,540	5,464,624
Coty, Inc. - Class A (a)	311,565	3,417,868
elf Beauty, Inc. (a)	48,300	5,304,789
Inter Parfums, Inc.	40,699	5,467,504

		19,654,785

Pharmaceuticals—1.6%
Amphastar Pharmaceuticals, Inc. (a)	66,100	3,039,939
Arvinas, Inc. (a) (b)	41,891	822,739
Catalent, Inc. (a)	58,118	2,646,113
Cymabay Therapeutics, Inc. (a) (b)	20,530	306,102
Intra-Cellular Therapies, Inc. (a) (b)	71,596	3,729,436
Pacira BioSciences, Inc. (a) (b)	43,272	1,327,585
Pliant Therapeutics, Inc. (a) (b)	24,605	426,651
Prestige Consumer Healthcare, Inc. (a)	41,135	2,352,511
Supernus Pharmaceuticals, Inc. (a)	52,136	1,437,389
Ventyx Biosciences, Inc. (a) (b)	65,800	2,285,234

		18,373,699

Professional Services—4.5%
ASGN, Inc. (a)	14,979	1,223,485
Booz Allen Hamilton Holding Corp.	64,339	7,030,323
Broadridge Financial Solutions, Inc.	16,997	3,043,313
CACI International, Inc. - Class A (a)	25,965	8,151,192
CBIZ, Inc. (a)	98,771	5,126,215
ExlService Holdings, Inc. (a) (b)	253,755	7,115,290
Exponent, Inc.	32,319	2,766,506
FTI Consulting, Inc. (a) (b)	26,300	4,692,183
Insperity, Inc.	45,522	4,442,947
NV5 Global, Inc. (a) (b)	19,354	1,862,435
Paylocity Holding Corp. (a)	14,031	2,549,433
Verra Mobility Corp. (a)	141,400	2,644,180

		50,647,502

Residential REITs—0.2%
Equity LifeStyle Properties, Inc. (b)	32,719	2,084,527

Semiconductors & Semiconductor Equipment—4.6%
Axcelis Technologies, Inc. (a)	49,230	8,026,952
Cirrus Logic, Inc. (a) (b)	38,512	2,848,348
Diodes, Inc. (a)	60,166	4,743,487
Entegris, Inc.	17,974	1,687,938
FormFactor, Inc. (a)	56,981	1,990,916
Kulicke & Soffa Industries, Inc. (b)	66,922	3,254,417
Lattice Semiconductor Corp. (a)	69,572	5,978,322
MaxLinear, Inc. (a)	86,713	1,929,364
MKS Instruments, Inc.	16,452	1,423,756
Monolithic Power Systems, Inc. (b)	6,279	2,900,898
Onto Innovation, Inc. (a)	57,465	7,327,937
Power Integrations, Inc. (b)	63,172	4,820,655
Rambus, Inc. (a)	86,900	4,848,151

		51,781,141

Software—9.4%
A10 Networks, Inc. (b)	131,584	1,977,708
ACI Worldwide, Inc. (a)	65,445	1,476,439
Agilysys, Inc. (a)	38,400	2,540,544
Appfolio, Inc. - Class A (a)	13,100	2,392,453
Aspen Technology, Inc. (a) (b)	7,290	1,489,055
Blackbaud, Inc. (a)	39,500	2,777,640
Box, Inc. - Class A (a) (b)	169,989	4,115,434
Descartes Systems Group, Inc. (a)	101,788	7,469,203
DoubleVerify Holdings, Inc. (a)	154,640	4,322,188
Envestnet, Inc. (a) (b)	19,770	870,473
Fair Isaac Corp. (a)	8,101	7,035,962
Fortinet, Inc. (a) (b)	43,774	2,568,658
Informatica, Inc. - Class A (a)	118,300	2,492,581
Manhattan Associates, Inc. (a)	25,439	5,028,273
NCR Corp. (a) (b)	103,309	2,786,244
Nutanix, Inc. - Class A (a)	202,726	7,071,083
PowerSchool Holdings, Inc. - Class A (a) (b)	139,800	3,167,868
PTC, Inc. (a)	38,134	5,402,825
Qualys, Inc. (a) (b)	44,481	6,785,577
Rapid7, Inc. (a) (b)	51,549	2,359,913
Sapiens International Corp. NV	101,842	2,895,368
Smartsheet, Inc. - Class A (a)	100,653	4,072,420
SPS Commerce, Inc. (a)	51,606	8,804,500
Tenable Holdings, Inc. (a)	90,129	4,037,779
Teradata Corp. (a)	79,882	3,596,288
Tyler Technologies, Inc. (a)	12,082	4,665,343
Workiva, Inc. (a) (b)	35,608	3,608,515

		105,810,334

Specialty Retail—2.3%
Academy Sports & Outdoors, Inc.	51,180	2,419,279
Asbury Automotive Group, Inc. (a) (b)	14,256	3,279,878
Carvana Co. (a) (b)	37,900	1,591,042
Dick’s Sporting Goods, Inc. (b)	31,847	3,457,947
Floor & Decor Holdings, Inc. - Class A (a) (b)	7,943	718,841
Murphy USA, Inc.	26,524	9,064,046
Penske Automotive Group, Inc. (b)	17,235	2,879,279

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Valvoline, Inc. (b)	69,898	$2,253,512

		25,663,824

Technology Hardware, Storage & Peripherals—0.3%
Pure Storage, Inc. - Class A (a)	66,018	2,351,561
Super Micro Computer, Inc. (a)	3,592	984,998

		3,336,559

Textiles, Apparel & Luxury Goods—0.7%
Crocs, Inc. (a) (b)	34,446	3,039,170
Deckers Outdoor Corp. (a)	10,087	5,185,626

		8,224,796

Trading Companies & Distributors—1.2%
Herc Holdings, Inc.	16,568	1,970,598
McGrath RentCorp	17,129	1,717,011
SiteOne Landscape Supply, Inc. (a) (b)	35,840	5,858,048
Watsco, Inc. (b)	9,506	3,590,606

		13,136,263

Total Common Stocks (Cost $925,241,028)		1,106,598,054

Escrow Shares—0.0%

Wireless Telecommunication Services—0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investment—1.3%

Mutual Funds—1.3%
T. Rowe Price Government Reserve Fund (e)	14,273,212	14,273,212

Total Short-Term Investments (Cost $14,273,212)		14,273,212

Securities Lending Reinvestments (f)—9.3%

Certificates of Deposit—1.9%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (g)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (g)	2,000,000	2,001,286
Canadian Imperial Bank of Commerce (NY) 5.710%, SOFR + 0.400%, 10/13/23 (g)	2,000,000	2,000,196
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (g)	2,000,000	1,999,824
Mitsubishi UFJ Trust & Banking Corp. Zero Coupon, 10/20/23	500,000	498,450
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (g)	3,000,000	3,000,147

Certificates of Deposit—(Continued)
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (g)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (g)	2,000,000	2,000,292
Royal Bank of Canada 5.710%, FEDEFF PRV + 0.380%, 11/27/23 (g)	2,000,000	2,000,504
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (g)	1,000,000	1,000,105
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (g)	1,000,000	1,000,580
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (g)	2,000,000	2,000,190

		21,502,148

Commercial Paper—0.9%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (g)	2,000,000	2,000,106
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (g)	2,000,000	2,000,440
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (g)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (g)	3,000,000	3,000,810
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (g)	2,000,000	2,000,000

		10,001,355

Repurchase Agreements—4.7%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $13,241,294; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $13,500,180.	13,235,470	13,235,470
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $4,802,128; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $4,896,000.	4,800,000	4,800,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $2,402,553; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $2,448,059.	2,400,000	2,400,000

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $4,120,661; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $4,251,885.	4,000,000	$4,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/29/23 at 5.300%, due on 10/02/23 with a maturity value of $4,001,767; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 10/12/23 - 02/15/50, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $3,503,621; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $3,586,729.	3,500,000	3,500,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $14,014,836; collateralized by various Common Stock with an aggregate market value of $15,623,823.	14,000,000	14,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $5,002,275; collateralized by various Common Stock with an aggregate market value of $5,579,974.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $400,181; collateralized by various Common Stock with an aggregate market value of $445,208.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $600,271; collateralized by various Common Stock with an aggregate market value of $660,299.	600,000	600,000

		52,935,470

Time Deposit—0.4%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (g)	4,000,000	4,000,000

Mutual Funds—1.4%
Allspring Government Money Market Fund, Select Class 5.270% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (h)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (h)	1,000,000	1,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (h)	1,000,000	1,000,000

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (h)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (h)	2,000,000	2,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $104,434,078)		104,438,973

Total Investments—109.2% (Cost $1,043,948,318)		1,225,310,239
Other assets and liabilities (net)—(9.2)%		(103,218,355)

Net Assets—100.0%		$1,122,091,884

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $128,911,873 and the collateral received consisted of cash in the amount of $104,428,354 and non-cash collateral with a value of $28,241,069. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,106,598,054	$—	$—	$1,106,598,054
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	14,273,212	—	—	14,273,212
Securities Lending Reinvestments
Certificates of Deposit	—	21,502,148	—	21,502,148
Commercial Paper	—	10,001,355	—	10,001,355
Repurchase Agreements	—	52,935,470	—	52,935,470
Time Deposit	—	4,000,000	—	4,000,000
Mutual Funds	16,000,000	—	—	16,000,000
Total Securities Lending Reinvestments	16,000,000	88,438,973	—	104,438,973
Total Investments	$1,136,871,266	$88,438,973	$0	$1,225,310,239

Collateral for Securities Loaned (Liability)	$—	$(104,428,354)	$—	$(104,428,354)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

BHFTII-254

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Automobile Components—0.0%
Solid Power, Inc. (a) (b)	83,600	$168,872

Chemicals—9.4%
CF Industries Holdings, Inc. (b)	174,400	14,953,056
Corteva, Inc.	351,033	17,958,848
Mosaic Co.	336,100	11,965,160
Nutrien Ltd.	234,923	14,508,845
OCI NV	439,457	12,223,499
Yara International ASA	93,000	3,522,240

		75,131,648

Electrical Equipment—3.2%
Array Technologies, Inc. (a) (b)	386,600	8,578,654
FREYR Battery SA (a) (b)	918,850	4,493,176
Nexans SA	93,270	7,544,230
Soltec Power Holdings SA (a) (b)	115,289	377,788
Stem, Inc. (a) (b)	1,148,232	4,868,504

		25,862,352

Energy Equipment & Services—12.6%
Baker Hughes Co.	429,100	15,155,812
ChampionX Corp. (b)	321,400	11,448,268
Halliburton Co.	335,700	13,595,850
Liberty Energy, Inc.	274,810	5,089,481
Saipem SpA (a)	5,655,100	8,608,954
Schlumberger NV	286,400	16,697,120
TechnipFMC PLC (b)	1,130,600	22,996,404
Valaris Ltd. (a) (b)	88,243	6,616,460

		100,208,349

Food Products—3.4%
Bunge Ltd.	107,200	11,604,400
JBS SA	2,165,000	7,774,368
Pilgrim’s Pride Corp. (a)	340,500	7,773,615

		27,152,383

Independent Power and Renewable Electricity Producers—1.7%
Ormat Technologies, Inc. (b)	154,900	10,830,608
Sunnova Energy International, Inc. (a) (b)	272,366	2,851,672

		13,682,280

Machinery—2.1%
Chart Industries, Inc. (a) (b)	97,620	16,509,494

Marine Transportation—1.8%
Kirby Corp. (a)	170,731	14,136,527

Metals & Mining—26.3%
5E Advanced Materials, Inc. (a) (b)	133,700	302,162
Agnico Eagle Mines Ltd.	250,633	11,391,270
Alamos Gold, Inc. - Class A (b)	675,900	7,630,911
Allkem Ltd. (a)	1,553,947	11,708,623
Barrick Gold Corp.	895,935	13,035,854
Ecograf Ltd. (a)	1,392,649	98,473
Eldorado Gold Corp. (a)	493,200	4,394,412

Metals & Mining—(Continued)
Endeavour Mining PLC (b)	430,900	8,445,101
Euro Manganese, Inc. (a)	2,017,207	183,484
First Quantum Minerals Ltd. (b)	1,164,100	27,503,014
Franco-Nevada Corp.	92,200	12,307,778
Freeport-McMoRan, Inc.	530,700	19,789,803
Glencore PLC	5,298,100	30,298,813
Ivanhoe Mines Ltd. - Class A (a) (b)	768,700	6,587,644
Jervois Global Ltd. (a)	5,106,400	114,526
Kinross Gold Corp.	2,106,300	9,604,728
MP Materials Corp. (a) (b)	459,385	8,774,254
Newmont Corp. (b)	322,017	11,898,528
Nouveau Monde Graphite, Inc. (a)	171,533	452,847
Piedmont Lithium, Inc. (a) (b)	136,208	5,407,458
Talon Metals Corp. (a)	3,688,700	706,101
Vale SA (ADR)	1,413,800	18,944,920

		209,580,704

Mortgage Real Estate Investment Trusts—0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	333,990	7,080,588

Oil, Gas & Consumable Fuels—36.6%
BP PLC (ADR)	436,000	16,881,920
Chesapeake Energy Corp. (b)	147,700	12,736,171
Chevron Corp.	51,900	8,751,378
ConocoPhillips	185,222	22,189,596
Diamondback Energy, Inc. (b)	91,006	14,095,009
Eni SpA	1,167,700	18,754,960
EQT Corp. (b)	381,200	15,469,096
Equinor ASA (ADR) (b)	438,800	14,388,252
Excelerate Energy, Inc. - Class A (b)	203,200	3,462,528
Hess Corp.	168,600	25,795,800
Kosmos Energy Ltd. (a) (b)	1,172,000	9,586,960
Marathon Oil Corp.	356,700	9,541,725
Neste Oyj (b)	110,200	3,742,347
Permian Resources Corp. (b)	311,100	4,342,956
PetroChina Co. Ltd. - Class H	23,796,000	17,863,499
Pioneer Natural Resources Co.	36,287	8,329,681
Repsol SA	1,098,900	18,089,649
Saras SpA (b)	3,723,200	5,331,291
Shell PLC (ADR)	396,000	25,494,480
Valero Energy Corp. (b)	259,800	36,816,258

		291,663,556

Semiconductors & Semiconductor Equipment—0.5%
SolarEdge Technologies, Inc. (a) (b)	27,700	3,587,427

Specialty Retail—0.1%
EVgo, Inc. (a) (b)	299,800	1,013,324

Total Common Stocks (Cost $702,662,453)		785,777,504

BHFTII-255

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Warrants—0.0%

Security Description	Shares/ Principal Amount*	Value

Electrical Equipment—0.0%
FREYR Battery SA Expires 09/01/27 (a) (Cost $170,946)	251,000	$251,000

Short-Term Investment—1.3%

Mutual Funds—1.3%
Invesco STIC Prime Portfolio, Institutional Class, 5.270% (c)	10,848,931	10,850,016

Total Short-Term Investments (Cost $10,850,016)		10,850,016

Securities Lending Reinvestments (d)—18.7%

Certificates of Deposit—4.8%
Bank of America N.A. 5.700%, FEDEFF PRV + 0.370%, 11/17/23 (e)	2,000,000	2,000,270
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (e)	2,000,000	2,001,286
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (e)	2,000,000	2,000,144
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (e)	3,000,000	2,999,856
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (e)	1,000,000	1,000,486
5.710%, SOFR + 0.400%, 10/13/23 (e)	3,000,000	3,000,294
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (e)	4,000,000	3,999,648
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (e)	3,000,000	3,000,147
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (e)	2,000,000	2,000,304
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (e)	3,000,000	3,000,438
Royal Bank of Canada 5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	3,000,000	3,002,310
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (e)	3,000,000	3,002,793
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (e)	2,000,000	2,000,210
Toronto-Dominion Bank
5.730%, FEDEFF PRV + 0.400%, 02/13/24 (e)	2,000,000	2,001,160
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (e)	3,000,000	3,000,285

		38,009,631

Commercial Paper—1.5%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (e)	2,000,000	2,000,106
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (e)	1,000,000	999,999
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (e)	5,000,000	5,001,350

Commercial Paper—(Continued)
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (e)	4,000,000	4,000,000

		12,001,455

Repurchase Agreements—7.5%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,111,952.	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $10,588,293; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $10,795,309.	10,583,636	10,583,636
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $3,804,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $3,876,094.	3,800,000	3,800,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $5,027,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $5,100,366.	5,000,000	5,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $5,150,826; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $5,314,856.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $4,401,951; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $4,509,030.	4,400,000	4,400,000
National Bank of Canada
Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $4,204,345; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $4,304,074.	4,200,000	4,200,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $20,021,194; collateralized by various Common Stock with an aggregate market value of $22,319,747.	20,000,000	20,000,000

BHFTII-256

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $6,002,730; collateralized by various Common Stock with an aggregate market value of $6,695,969.	6,000,000	$6,000,000

		59,983,636

Time Deposit—0.6%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (e)	4,500,000	4,500,000

Mutual Funds—4.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (c)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (c)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (c)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (c)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (c)	250,000	250,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (c)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (c)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (c)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (c)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 5.250% (c)	1,000,000	1,000,000

		34,250,000

Total Securities Lending Reinvestments (Cost $148,733,636)		148,744,722

Total Investments—118.6% (Cost $862,417,051)		945,623,242
Other assets and liabilities (net)—(18.6)%		(148,403,006)

Net Assets—100.0%		$797,220,236

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $181,981,306 and the collateral received consisted of cash in the amount of $148,733,636 and non-cash collateral with a value of $39,999,502. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-257

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$168,872	$—	$—	$168,872
Chemicals	59,385,909	15,745,739	—	75,131,648
Electrical Equipment	17,940,334	7,922,018	—	25,862,352
Energy Equipment & Services	91,599,395	8,608,954	—	100,208,349
Food Products	27,152,383	—	—	27,152,383
Independent Power and Renewable Electricity Producers	13,682,280	—	—	13,682,280
Machinery	16,509,494	—	—	16,509,494
Marine Transportation	14,136,527	—	—	14,136,527
Metals & Mining	167,176,785	42,403,919	—	209,580,704
Mortgage Real Estate Investment Trusts	7,080,588	—	—	7,080,588
Oil, Gas & Consumable Fuels	227,881,810	63,781,746	—	291,663,556
Semiconductors & Semiconductor Equipment	3,587,427	—	—	3,587,427
Specialty Retail	1,013,324	—	—	1,013,324
Total Common Stocks	647,315,128	138,462,376	—	785,777,504
Total Mutual Funds*	10,850,016	—	—	10,850,016
Total Warrants*	251,000	—	—	251,000
Securities Lending Reinvestments
Certificates of Deposit	—	38,009,631	—	38,009,631
Commercial Paper	—	12,001,455	—	12,001,455
Repurchase Agreements	—	59,983,636	—	59,983,636
Time Deposit	—	4,500,000	—	4,500,000
Mutual Funds	34,250,000	—	—	34,250,000
Total Securities Lending Reinvestments	34,250,000	114,494,722	—	148,744,722
Total Investments	$692,666,144	$252,957,098	$—	$945,623,242

Collateral for Securities Loaned (Liability)	$—	$(148,733,636)	$—	$(148,733,636)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-258

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—52.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.3%
Boeing Co. 5.805%, 05/01/50	2,000,000	$1,811,034
5.930%, 05/01/60	2,630,000	2,361,525
Bombardier, Inc. 7.875%, 04/15/27 (144A) (a)	5,925,000	5,781,300
TransDigm, Inc. 6.250%, 03/15/26 (144A) (a)	5,350,000	5,256,807
6.750%, 08/15/28 (144A)	4,100,000	4,036,403
Triumph Group, Inc. 9.000%, 03/15/28 (144A)	7,987,000	7,897,595

		27,144,664

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	530,000	399,820
4.800%, 02/14/29 (a)	115,000	109,375
5.950%, 02/14/49 (a)	829,000	744,484
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A) (a)	6,010,000	5,689,863

		6,943,542

Airlines—1.7%
Air Canada 3.875%, 08/15/26 (144A) (a)	6,033,000	5,475,298
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	451,196	429,776
American Airlines Pass-Through Trust 4.950%, 02/15/25	2,405,500	2,330,508
American Airlines, Inc. 7.250%, 02/15/28 (144A) (a)	3,420,000	3,269,885
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 04/20/26 (144A) (a)	6,123,333	5,980,431
5.750%, 04/20/29 (144A)	2,590,000	2,408,830
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000%, 09/20/25 (144A) (a)	8,025,999	8,022,095
United Airlines Pass-Through Trust 4.875%, 01/15/26	484,875	469,394
United Airlines, Inc. 4.625%, 04/15/29 (144A) (a)	2,590,000	2,226,184
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 7.875%, 05/01/27 (144A) (a)	4,820,000	4,151,225
9.500%, 06/01/28 (144A) (a)	1,770,000	1,553,903

		36,317,529

Auto Manufacturers—1.7%
Ford Motor Co. 3.250%, 02/12/32 (a)	8,240,000	6,350,266
5.291%, 12/08/46 (a)	1,000,000	760,345
6.100%, 08/19/32 (a)	5,220,000	4,916,784
Ford Motor Credit Co. LLC 3.625%, 06/17/31	4,560,000	3,684,719
General Motors Co. 6.600%, 04/01/36	5,134,000	4,989,221

Auto Manufacturers—(Continued)
Mclaren Finance PLC 7.500%, 08/01/26 (144A)	6,510,000	5,631,723
PM General Purchaser LLC 9.500%, 10/01/28 (144A) (a)	9,685,000	9,004,145

		35,337,203

Auto Parts & Equipment—0.9%
Clarios Global LP/Clarios U.S. Finance Co. 8.500%, 05/15/27 (144A) (a)	3,960,000	3,948,641
Titan International, Inc. 7.000%, 04/30/28 (a)	10,860,000	10,149,844
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	4,115,000	3,955,977
7.125%, 04/14/30 (144A)	950,000	930,792

		18,985,254

Banks—5.0%
Banco Mercantil del Norte SA 7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (a) (b)	2,150,000	1,978,033
Bank of Nova Scotia 8.625%, 5Y H15 + 4.389%, 10/27/82 (b)	900,000	897,589
Barclays PLC 5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	178,738
8.000%, 5Y H15 + 5.672%, 06/15/24 (a) (b)	5,160,000	5,073,470
BBVA Bancomer SA 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,980,000	5,148,688
BNP Paribas SA 7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	1,930,000	1,827,227
Citigroup, Inc. 4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	3,890,000	3,402,782
Comerica Bank 2.500%, 07/23/24	9,782,000	9,363,877
Credit Agricole SA 7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (b)	1,750,000	1,736,875
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	8,970,000	8,904,878
Credit Suisse AG 3.625%, 09/09/24	1,530,000	1,489,068
4.750%, 08/09/24 (a)	2,700,000	2,661,629
7.950%, 01/09/25 (a)	2,990,000	3,042,870
Danske Bank AS 6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (a) (b)	6,450,000	6,438,197
HSBC Holdings PLC 6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	346,749
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	603,929
Intesa Sanpaolo SpA 5.710%, 01/15/26 (144A) (a)	16,030,000	15,305,496
Lloyds Banking Group PLC 4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	5,341,962
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	3,492,740
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	3,260,000	2,922,481

BHFTII-259

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
NatWest Group PLC 4.500%, 5Y UKG+ 3.992%, 03/31/28 (GBP) (b)	6,600,000	$6,059,626
PNC Financial Services Group, Inc. 5.068%, SOFR + 1.933%, 01/24/34 (b)	2,870,000	2,602,657
6.037%, SOFR + 2.140%, 10/28/33 (a) (b)	115,000	111,604
Toronto-Dominion Bank 8.125%, 5Y H15 + 4.075%, 10/31/82 (b)	3,122,000	3,105,934
Truist Financial Corp. 5.122%, SOFR + 1.852%, 01/26/34 (b)	190,000	169,850
U.S. Bancorp 4.839%, SOFR + 1.600%, 02/01/34 (b)	1,460,000	1,285,467
UBS Group AG 6.537%, SOFR + 3.920%, 08/12/33 (144A) (a) (b)	890,000	879,599
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	6,080,000	5,991,104
UniCredit SpA 5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (a) (b)	4,960,000	4,157,989
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (b)	1,750,000	1,648,554

		106,169,662

Biotechnology—0.2%
Cidron Aida Finco Sarl 6.250%, 04/01/28 (144A) (GBP)	4,110,000	4,414,913

Building Materials—0.3%
Builders FirstSource, Inc. 4.250%, 02/01/32 (144A) (a)	2,644,000	2,168,254
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/28 (144A) (a)	5,470,000	5,051,331

		7,219,585

Chemicals—0.1%
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A) (a)	1,690,000	1,550,068

Commercial Services—2.7%
Adtalem Global Education, Inc. 5.500%, 03/01/28 (144A) (a)	2,601,000	2,382,164
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/26 (144A) (a)	3,050,000	2,889,996
Carriage Services, Inc. 4.250%, 05/15/29 (144A)	5,050,000	4,319,686
CoreCivic, Inc. 8.250%, 04/15/26 (a)	2,520,000	2,556,767
GEO Group, Inc. 10.500%, 06/30/28	5,880,000	5,895,347
GTCR W-2 Merger Sub LLC 7.500%, 01/15/31 (144A)	5,740,000	5,748,036
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.000%, 02/01/26 (144A) (a)	6,680,000	6,546,400
Metropolitan Museum of Art 3.400%, 07/01/45	2,025,000	1,435,418

Commercial Services—(Continued)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, 06/15/29 (144A) (a)	3,300,000	2,769,399
PECF USS Intermediate Holding III Corp. 8.000%, 11/15/29 (144A)	3,516,000	1,907,430
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, 01/15/28 (144A) (a)	2,720,000	2,519,178
RR Donnelley & Sons Co. 9.750%, 07/31/28 (144A)	1,740,000	1,740,000
StoneMor, Inc. 8.500%, 05/15/29 (144A)	3,000,000	2,467,500
United Rentals North America, Inc. 4.875%, 01/15/28 (a)	2,260,000	2,111,073
5.250%, 01/15/30 (a)	4,000,000	3,699,632
5.500%, 05/15/27 (a)	2,316,000	2,250,659
6.000%, 12/15/29 (144A)	1,760,000	1,713,626
Upbound Group, Inc. 6.375%, 02/15/29 (144A)	1,074,000	953,175
WW International, Inc. 4.500%, 04/15/29 (144A)	1,680,000	1,180,200
ZipRecruiter, Inc. 5.000%, 01/15/30 (144A) (a)	1,810,000	1,420,879

		56,506,565

Computers—0.4%
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	2,405,000	2,025,676
NCR Corp. 5.125%, 04/15/29 (144A) (a)	3,900,000	3,436,129
Vericast Corp. 11.000%, 09/15/26 (144A) (a)	1,800,000	1,881,000
12.500%, 12/15/27 (144A) (a)	230,000	261,050

		7,603,855

Distribution/Wholesale—0.8%
American News Co. LLC 8.500%, 10.000% PIK, 09/01/26 (144A) (a) (c)	11,543,685	13,015,505
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	3,480,000	2,971,552

		15,987,057

Diversified Financial Services—3.0%
Accelerate360 Holdings LLC 8.000%, 03/01/28 (144A)	10,418,100	10,782,733
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, 01/30/32 (a)	2,410,000	1,915,737
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	3,560,000	3,499,787
Avolon Holdings Funding Ltd. 4.250%, 04/15/26 (144A)	2,950,000	2,772,693
B3 SA - Brasil Bolsa Balcao 4.125%, 09/20/31 (144A)	4,000,000	3,310,344
Burford Capital Global Finance LLC 6.250%, 04/15/28 (144A) (a)	720,000	665,784
9.250%, 07/01/31 (144A)	2,850,000	2,891,262

BHFTII-260

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Charles Schwab Corp. 2.900%, 03/03/32	520,000	$410,731
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	2,450,000	2,329,689
Global Aircraft Leasing Co. Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (c)	8,831,208	8,411,726
LPL Holdings, Inc. 4.000%, 03/15/29 (144A) (a)	3,910,000	3,408,982
Midcap Financial Issuer Trust 6.500%, 05/01/28 (144A) (a)	4,665,000	4,026,820
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/29 (144A) (a)	11,350,000	9,383,446
StoneX Group, Inc. 8.625%, 06/15/25 (144A) (a)	4,252,000	4,283,890
Vanguard Group, Inc. 3.050%, 08/28/50	7,460,000	4,260,451

		62,354,075

Electric—0.7%
FirstEnergy Corp. 2.650%, 03/01/30 (a)	1,830,000	1,491,556
4.150%, 07/15/27 (a)	1,640,000	1,524,332
NSG Holdings LLC/NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	446,820	444,586
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	409,524	407,476
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	889,438
TransAlta Corp. 6.500%, 03/15/40 (a)	8,869,000	8,314,687
7.750%, 11/15/29 (a)	2,110,000	2,136,375

		15,208,450

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	750,315	673,733
Sunnova Energy Corp. 5.875%, 09/01/26 (144A)	1,730,000	1,482,783
11.750%, 10/01/28 (144A) (a)	2,730,000	2,628,834

		4,785,350

Engineering & Construction—0.7%
Gatwick Airport Finance PLC 4.375%, 04/07/26 (GBP)	5,030,000	5,679,889
TopBuild Corp. 3.625%, 03/15/29 (144A) (a)	3,960,000	3,372,752
Tutor Perini Corp. 6.875%, 05/01/25 (144A)	6,993,000	6,393,090

		15,445,731

Entertainment—1.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.500%, 02/15/28 (144A)	6,590,000	3,769,282
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	2,390,000	1,660,343

Entertainment—(Continued)
Banijay Entertainment 8.125%, 05/01/29 (144A) (a)	1,340,000	1,329,963
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	3,030,000	2,650,205
Caesars Entertainment, Inc. 7.000%, 02/15/30 (144A) (a)	9,120,000	8,874,323
Mohegan Tribal Gaming Authority 13.250%, 12/15/27 (144A)	3,780,000	4,017,876

		22,301,992

Environmental Control—0.4%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A) (a)	2,528,000	2,325,522
GFL Environmental, Inc. 4.750%, 06/15/29 (144A) (a)	5,877,000	5,224,114
5.125%, 12/15/26 (144A) (a)	1,170,000	1,114,529

		8,664,165

Food—0.4%
Co.-operative Group Holdings Ltd. 7.500%, 07/08/26 (GBP) (e)	2,410,000	2,801,803
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 (144A) (a)	4,745,000	4,590,835

		7,392,638

Food Service—0.1%
TKC Holdings, Inc. 6.875%, 05/15/28 (144A)	1,190,000	1,058,457

Forest Products & Paper—0.2%
Suzano Austria GmbH 3.125%, 01/15/32 (a)	5,000,000	3,840,032
5.750%, 07/14/26	1,200,000	1,185,747

		5,025,779

Healthcare-Products—0.4%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/28 (144A)	3,380,000	3,390,039
Medline Borrower LP 5.250%, 10/01/29 (144A) (a)	6,700,000	5,790,784

		9,180,823

Healthcare-Services—1.2%
Akumin Escrow, Inc. 7.500%, 08/01/28 (144A)	3,840,000	2,548,378
Akumin, Inc. 7.000%, 11/01/25 (144A) (a)	2,332,000	1,748,934
CHS/Community Health Systems, Inc. 4.750%, 02/15/31 (144A) (a)	8,970,000	6,348,248
6.125%, 04/01/30 (144A)	5,700,000	2,899,875
8.000%, 03/15/26 (144A) (a)	750,000	714,803
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A) (a)	700,000	686,936

BHFTII-261

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc. 5.500%, 06/15/47	360,000	$307,282
7.500%, 11/06/33	1,808,000	1,892,602
Humana, Inc. 5.875%, 03/01/33 (a)	750,000	745,590
LifePoint Health, Inc. 9.875%, 08/15/30 (a)	2,830,000	2,739,808
11.000%, 10/15/30	4,360,000	4,360,000
U.S. Renal Care, Inc. 10.625%, 06/28/28 (144A)	1,375,850	911,501

		25,903,957

Home Builders—0.3%
MDC Holdings, Inc. 6.000%, 01/15/43 (a)	2,195,000	1,837,060
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A) (a)	5,189,000	4,976,773

		6,813,833

Housewares—0.2%
Newell Brands, Inc. 5.200%, 04/01/26 (a)	5,350,000	5,041,801

Insurance—1.1%
Aspen Insurance Holdings Ltd. 4.650%, 11/15/23	370,000	368,954
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc. 7.625%, 8.375% PIK, 10/15/25 (144A) (c)	7,149,469	6,988,249
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A) †	2,600,000	2,543,727
Massachusetts Mutual Life Insurance Co. 4.900%, 04/01/77 (144A) †	6,285,000	4,743,065
NMI Holdings, Inc. 7.375%, 06/01/25 (144A) (a)	3,380,000	3,362,023
Saga PLC 5.500%, 07/15/26 (GBP)	5,800,000	5,590,498
Teachers Insurance & Annuity Association of America 6.850%, 12/16/39 (144A)	216,000	227,151

		23,823,667

Internet—0.7%
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.000%, 05/01/28 (144A) (a)	2,900,000	2,385,250
Gen Digital, Inc. 7.125%, 09/30/30 (144A) (a)	5,110,000	5,034,002
Tencent Holdings Ltd. 3.595%, 01/19/28 (144A) (a)	2,640,000	2,418,139
Ziff Davis, Inc. 4.625%, 10/15/30 (144A) (a)	5,586,000	4,729,384

		14,566,775

Iron/Steel—0.2%
Vale Overseas Ltd. 6.250%, 08/10/26 (a)	2,990,000	3,040,023
6.875%, 11/10/39 (a)	1,180,000	1,181,157

		4,221,180

Leisure Time—1.9%
Carnival Corp. 4.000%, 08/01/28 (144A) (a)	2,140,000	1,855,544
5.750%, 03/01/27 (144A) (a)	6,540,000	5,920,166
7.000%, 08/15/29 (144A) (a)	1,340,000	1,321,275
10.500%, 06/01/30 (144A)	210,000	216,273
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/28 (144A)	6,010,000	6,444,337
NCL Corp. Ltd. 5.875%, 03/15/26 (144A) (a)	8,470,000	7,819,869
Royal Caribbean Cruises Ltd. 4.250%, 07/01/26 (144A) (a)	4,580,000	4,199,363
9.250%, 01/15/29 (144A) (a)	2,010,000	2,123,438
11.500%, 06/01/25 (144A) (a)	508,000	536,257
11.625%, 08/15/27 (144A) (a)	2,270,000	2,462,718
Viking Cruises Ltd. 9.125%, 07/15/31 (144A) (a)	3,710,000	3,711,707
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/29 (144A) (a)	1,460,000	1,321,300
VOC Escrow Ltd. 5.000%, 02/15/28 (144A) (a)	3,420,000	3,110,517

		41,042,764

Lodging—1.4%
Full House Resorts, Inc. 8.250%, 02/15/28 (144A) (a)	5,025,000	4,396,875
Las Vegas Sands Corp. 3.500%, 08/18/26	280,000	254,810
Melco Resorts Finance Ltd. 4.875%, 06/06/25 (144A)	940,000	887,654
5.375%, 12/04/29 (144A) (a)	7,230,000	5,930,616
Sands China Ltd. 2.550%, 03/08/27	200,000	173,505
3.100%, 03/08/29	1,240,000	1,025,939
3.500%, 08/08/31	470,000	371,542
5.375%, 08/08/25	4,610,000	4,465,689
5.650%, 08/08/28 (a)	1,240,000	1,167,244
Wynn Macau Ltd. 4.875%, 10/01/24 (144A)	11,000,000	10,710,796

		29,384,670

Machinery-Construction & Mining—0.2%
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	4,110,000	3,612,735

Machinery-Diversified—0.1%
Chart Industries, Inc. 7.500%, 01/01/30 (144A) (a)	2,340,000	2,352,823

BHFTII-262

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—2.8%
Altice Financing SA 5.750%, 08/15/29 (144A) (a)	4,030,000	$3,302,721
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A) (a)	4,630,000	3,685,658
5.000%, 02/01/28 (144A) (a)	2,990,000	2,715,333
Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	1,260,000	1,071,679
5.375%, 04/01/38 (a)	1,580,000	1,292,257
CSC Holdings LLC 4.125%, 12/01/30 (144A) (a)	4,370,000	3,092,711
5.250%, 06/01/24 (a)	3,790,000	3,605,212
6.500%, 02/01/29 (144A) (a)	5,320,000	4,407,280
7.500%, 04/01/28 (144A) (a)	7,830,000	5,083,980
11.250%, 05/15/28 (144A)	5,110,000	5,090,004
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	6,210,000	5,490,757
DISH DBS Corp. 5.750%, 12/01/28 (144A) (a)	4,330,000	3,328,687
5.875%, 11/15/24 (a)	6,320,000	5,882,582
7.750%, 07/01/26	140,000	105,000
DISH Network Corp. 11.750%, 11/15/27 (144A)	5,240,000	5,279,122
Gannett Holdings LLC 6.000%, 11/01/26 (144A)	600,000	515,340
McClatchy Co. LLC 11.000%, 07/15/27 (144A) (c)	3,201,332	3,497,455
Time Warner Cable LLC 5.875%, 11/15/40	2,362,000	1,957,040

		59,402,818

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. 6.375%, 06/15/30 (144A)	3,110,000	2,987,000
Park-Ohio Industries, Inc. 6.625%, 04/15/27	5,740,000	4,979,450

		7,966,450

Mining—2.1%
Anglo American Capital PLC 4.000%, 09/11/27 (144A) (a)	2,740,000	2,558,242
First Quantum Minerals Ltd. 6.875%, 03/01/26 (144A) (a)	4,400,000	4,271,018
6.875%, 10/15/27 (144A) (a)	8,000,000	7,675,018
8.625%, 06/01/31 (144A)	5,620,000	5,592,921
Freeport Minerals Corp. 7.125%, 11/01/27	4,240,000	4,365,758
Freeport-McMoRan, Inc. 5.450%, 03/15/43 (a)	14,801,000	12,619,262
Glencore Finance Canada Ltd. 5.550%, 10/25/42 (144A) (a)	1,000,000	866,841
Hudbay Minerals, Inc. 4.500%, 04/01/26 (144A) (a)	2,660,000	2,488,633
6.125%, 04/01/29 (144A) (a)	2,854,000	2,640,674
Midwest Vanadium Pty. Ltd. 13.250%, 02/15/18 (144A) † (d) (f) (g)	931,574	0

Mining—(Continued)
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125%, 11/01/22 (144A) † (f)	8,475,000	847
Teck Resources Ltd. 6.000%, 08/15/40	1,774,000	1,586,187

		44,665,401

Multi-National—0.5%
Inter-American Development Bank 8.669%, 10/06/30 (INR)	876,000,000	10,458,042

Office/Business Equipment—0.1%
CDW LLC/CDW Finance Corp. 3.250%, 02/15/29 (a)	1,610,000	1,372,831

Oil & Gas—6.0%
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A) (a)	10,690,000	10,238,989
Chord Energy Corp. 6.375%, 06/01/26 (144A)	6,890,000	6,755,783
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (a)	3,630,000	3,410,223
Crescent Energy Finance LLC 9.250%, 02/15/28 (144A) (a)	2,590,000	2,644,261
Earthstone Energy Holdings LLC 9.875%, 07/15/31 (144A)	3,670,000	3,991,021
Endeavor Energy Resources LP/EER Finance, Inc. 5.750%, 01/30/28 (144A)	3,770,000	3,637,913
EQT Corp. 7.000%, 02/01/30 (a)	3,480,000	3,580,018
Hilcorp Energy I LP/Hilcorp Finance Co. 6.250%, 04/15/32 (144A)	3,440,000	3,058,676
KazMunayGas National Co. JSC 5.375%, 04/24/30 (144A)	300,000	272,350
6.375%, 10/24/48 (144A) (a)	1,060,000	862,418
MEG Energy Corp. 5.875%, 02/01/29 (144A)	870,000	812,471
7.125%, 02/01/27 (144A) (a)	5,290,000	5,363,298
Neptune Energy Bondco PLC 6.625%, 05/15/25 (144A)	5,270,000	5,219,935
Noble Finance II LLC 8.000%, 04/15/30 (144A) (a)	2,560,000	2,593,480
Northern Oil & Gas, Inc. 8.125%, 03/01/28 (144A) (a)	5,580,000	5,573,304
Occidental Petroleum Corp. 4.400%, 08/15/49	1,630,000	1,116,260
6.450%, 09/15/36 (a)	5,682,000	5,579,355
7.150%, 05/15/28	2,930,000	3,008,801
7.950%, 06/15/39	9,359,000	10,145,496
Permian Resources Operating LLC 5.875%, 07/01/29 (144A) (a)	8,880,000	8,353,283
Petrobras Global Finance BV 5.750%, 02/01/29 (a)	1,000,000	972,838
6.850%, 06/05/15 (a)	6,170,000	5,296,690
Range Resources Corp. 4.750%, 02/15/30 (144A)	180,000	159,750
8.250%, 01/15/29 (a)	9,260,000	9,493,585

BHFTII-263

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shelf Drilling Holdings Ltd. 9.625%, 04/15/29	3,480,000	$3,443,937
Southwestern Energy Co. 4.750%, 02/01/32 (a)	7,230,000	6,205,424
8.375%, 09/15/28 (a)	5,212,000	5,380,566
YPF SA 6.950%, 07/21/27 (144A)	3,360,000	2,695,606
8.500%, 07/28/25 (144A)	6,350,000	5,671,846

		125,537,577

Packaging & Containers—0.6%
ARD Finance SA 6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	4,470,000	3,372,351
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.000%, 09/01/29 (144A)	4,700,000	3,678,084
6.000%, 06/15/27 (144A) (a)	1,340,000	1,287,696
Cascades, Inc./Cascades USA, Inc. 5.375%, 01/15/28 (144A) (a)	2,610,000	2,410,466
Sealed Air Corp./Sealed Air Corp. U.S. 6.125%, 02/01/28 (144A) (a)	1,560,000	1,510,892

		12,259,489

Pharmaceuticals—1.5%
AdaptHealth LLC 4.625%, 08/01/29 (144A) (a)	3,650,000	2,801,395
Bausch Health Cos., Inc. 5.000%, 01/30/28 (144A)	480,000	195,461
5.500%, 11/01/25 (144A) (a)	2,470,000	2,187,457
6.125%, 02/01/27 (144A)	2,150,000	1,337,218
7.000%, 01/15/28 (144A)	1,070,000	458,557
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/28 (144A) (a)	2,840,000	2,576,817
Option Care Health, Inc. 4.375%, 10/31/29 (144A) (a)	5,530,000	4,776,537
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	9,225,000	8,180,472
Teva Pharmaceutical Finance Netherlands III BV 4.750%, 05/09/27 (a)	5,760,000	5,284,990
8.125%, 09/15/31	4,210,000	4,355,464

		32,154,368

Pipelines—3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/25 (144A) (a)	5,130,000	5,149,136
DCP Midstream Operating LP 6.750%, 09/15/37 (144A) (a)	3,480,000	3,535,339
El Paso Natural Gas Co. LLC 7.500%, 11/15/26	1,000,000	1,038,226
8.375%, 06/15/32	190,000	208,274
Energy Transfer LP 6.250%, 04/15/49 (a)	1,090,000	1,000,098
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	1,950,000	1,681,233
9.654%, 3M LIBOR + 4.028%, 10/16/23 (b)	2,030,000	1,897,602

Pipelines—(Continued)
Enterprise Products Operating LLC 5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	13,090,000	10,884,022
EQM Midstream Partners LP 6.000%, 07/01/25 (144A) (a)	1,880,000	1,850,811
6.500%, 07/01/27 (144A)	1,660,000	1,620,952
7.500%, 06/01/30 (144A) (a)	2,660,000	2,671,297
Howard Midstream Energy Partners LLC 6.750%, 01/15/27 (144A) (a)	3,590,000	3,410,500
8.875%, 07/15/28 (144A) (a)	2,570,000	2,592,488
Kinder Morgan, Inc. 7.800%, 08/01/31	67,000	72,721
Plains All American Pipeline LP 9.736%, 3M TSFR + 4.372%, 10/30/23 (b)	4,228,000	3,989,775
Rockies Express Pipeline LLC 7.500%, 07/15/38 (144A) (a)	2,480,000	2,342,831
Southern Natural Gas Co. LLC 8.000%, 03/01/32 (a)	25,000	27,461
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.000%, 10/15/26 (144A) (a) (e)	1,220,000	1,171,413
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, 12/31/30 (144A) (a)	3,230,000	2,851,153
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/31 (a)	5,120,000	4,585,726
Venture Global Calcasieu Pass LLC 3.875%, 11/01/33 (144A) (a)	1,560,000	1,211,223
4.125%, 08/15/31 (144A)	2,450,000	2,010,521
6.250%, 01/15/30 (144A) (a)	6,270,000	5,980,762
Venture Global LNG, Inc. 8.375%, 06/01/31 (144A) (a)	3,090,000	3,037,662
Western Midstream Operating LP 5.300%, 03/01/48 (a)	4,900,000	3,824,657
5.450%, 04/01/44 (a)	11,710,000	9,439,499

		78,085,382

Real Estate—0.2%
Country Garden Holdings Co. Ltd. 8.000%, 01/27/24 (f)	1,110,000	98,024
Cushman & Wakefield U.S. Borrower LLC 8.875%, 09/01/31 (a)	2,400,000	2,322,000
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (144A) (a)	2,007,000	1,893,590

		4,313,614

Real Estate Investment Trusts—0.4%
IIP Operating Partnership LP 5.500%, 05/25/26	520,000	463,763
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A) (a)	526,000	460,055
4.750%, 06/15/29 (144A) (a)	2,090,000	1,688,313

BHFTII-264

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Service Properties Trust 5.500%, 12/15/27	5,926,000	$5,064,563

		7,676,694

Retail—1.7%
Abercrombie & Fitch Management Co. 8.750%, 07/15/25 (144A)	1,425,000	1,448,874
Bath & Body Works, Inc. 5.250%, 02/01/28 (a)	5,000,000	4,627,271
6.625%, 10/01/30 (144A) (a)	1,850,000	1,734,393
Doman Building Materials Group Ltd. 5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,458,752
FirstCash, Inc. 5.625%, 01/01/30 (144A) (a)	3,060,000	2,753,162
Foot Locker, Inc. 4.000%, 10/01/29 (144A) (a)	6,295,000	4,540,269
Michaels Cos., Inc. 7.875%, 05/01/29 (144A)	3,110,000	2,030,354
QVC, Inc. 4.375%, 09/01/28	2,450,000	1,286,339
4.450%, 02/15/25 (a)	1,010,000	883,313
4.850%, 04/01/24 (a)	3,540,000	3,401,056
Sally Holdings LLC/Sally Capital, Inc. 5.625%, 12/01/25	7,710,000	7,513,693
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A) (a)	2,430,000	2,028,394
Superior Plus LP/Superior General Partner, Inc. 4.500%, 03/15/29 (144A) (a)	2,320,000	2,016,103

		36,721,973

Semiconductors—0.0%
Broadcom, Inc. 3.187%, 11/15/36 (144A) (a)	135,000	96,928

Software—1.1%
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	6,500,000	5,437,297
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A) (a)	3,680,000	3,295,256
Central Parent, Inc./CDK Global, Inc. 7.250%, 06/15/29 (144A) (a)	8,550,000	8,289,331
MSCI, Inc. 3.875%, 02/15/31 (144A) (a)	1,140,000	965,814
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	2,500,000	2,091,504
Rackspace Technology Global, Inc. 3.500%, 02/15/28 (144A)	4,980,000	2,324,776

		22,403,978

Telecommunications—1.0%
Altice France Holding SA 10.500%, 05/15/27 (144A)	10,320,000	6,436,390

Telecommunications—(Continued)
British Telecommunications PLC 9.625%, 12/15/30 (a)	3,875,000	4,564,114
CommScope, Inc. 6.000%, 03/01/26 (144A) (a)	390,000	363,959
Millicom International Cellular SA 4.500%, 04/27/31 (144A) (a)	3,930,000	2,806,616
6.250%, 03/25/29 (144A) (a)	1,395,000	1,184,418
Sprint Capital Corp. 8.750%, 03/15/32	2,069,000	2,393,514
Vmed O2 U.K. Financing I PLC 4.750%, 07/15/31 (144A) (a)	4,620,000	3,732,374

		21,481,385

Transportation—0.2%
Carriage Purchaser, Inc. 7.875%, 10/15/29 (144A) (a)	1,760,000	1,334,978
XPO CNW, Inc. 6.700%, 05/01/34 (a)	492,000	473,279
XPO Escrow Sub LLC 7.500%, 11/15/27 (144A) (a)	1,170,000	1,182,917
XPO, Inc. 6.250%, 06/01/28 (144A)	250,000	241,887

		3,233,061

Total Corporate Bonds & Notes (Cost $1,198,764,255)		1,100,191,553

Floating Rate Loans (h)—14.0%

Advertising—0.2%
Polyconcept Holding BV Term Loan B, 10.816%, 1M TSFR + 5.500%, 05/18/29	5,316,300	5,121,367

Aerospace/Defense—0.6%
Vertex Aerospace Services Corp.
1st Lien Term Loan, 8.916%, 1M TSFR + 3.500%, 12/06/28	4,979,480	4,988,473
WP CPP Holdings LLC
2nd Lien Incremental Term Loan, 13.269%, 3M TSFR + 7.750%, 04/30/26	3,300,000	2,796,750
Term Loan, 9.270%, 3M TSFR + 3.750%, 04/30/25	4,877,959	4,605,316

		12,390,539

Airlines—0.0%
United Airlines, Inc. Term Loan B, 9.182%, 1M TSFR + 3.750%, 04/21/28	903,496	909,348

Apparel—0.3%
Fanatics Commerce Intermediate Holdco LLC Term Loan B, 8.828%, 1M TSFR + 3.250%, 11/24/28	6,386,250	6,390,242

BHFTII-265

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.4%
Clarios Global LP
Incremental Term Loan, 9.066%, 1M TSFR + 3.750%, 05/06/30	3,300,000	$3,300,412
First Brands Group LLC
2nd Lien Term Loan, 14.381%, 3M TSFR + 8.500%, 03/30/28	1,950,000	1,841,126
Incremental Term Loan, 10.881%, 6M TSFR + 5.000%, 03/30/27	3,412,807	3,375,836

		8,517,374

Building Materials—0.2%
Emrld Borrower LP Term Loan B, 8.316%, 3M TSFR + 3.000%, 05/31/30	2,600,000	2,599,594
Quikrete Holdings, Inc.
2023 Term Loan B, 8.181%, 1M TSFR + 2.750%, 03/19/29	2,346,707	2,349,152

		4,948,746

Commercial Services—1.1%
Adtalem Global Education, Inc. Term Loan B, 9.431%, 1M TSFR + 4.000%, 08/12/28	778,127	778,978
Allied Universal Holdco LLC Term Loan B, 10.066%, 1M TSFR + 4.750%, 05/12/28	2,520,000	2,485,350
USD Incremental Term Loan B, 05/12/28 (i)	5,366,310	5,194,647
Garda World Security Corp. Term Loan B, 9.746%, 3M TSFR + 4.250%, 02/01/29	3,663,923	3,667,521
GTCR W Merger Sub LLC
USD Term Loan B, 09/20/30 (i)	2,530,000	2,530,992
MPH Acquisition Holdings LLC
2021 Term Loan B, 09/01/28 (i)	3,590,840	3,379,878
PECF USS Intermediate Holding III Corp. Term Loan B, 9.567%, 3M TSFR + 4.250%, 12/15/28	5,226,900	4,211,193
Verscend Holding Corp. Term Loan B, 9.431%, 1M TSFR + 4.000%, 08/27/25	1,867,449	1,870,513

		24,119,072

Computers—1.2%
Amentum Government Services Holdings LLC Term Loan, 9.331%, 1M TSFR + 4.000%, 02/15/29	5,722,488	5,658,110
Term Loan B, 9.431%, 1M TSFR + 4.000%, 01/29/27	4,566,673	4,543,840
Magenta Buyer LLC
USD 1st Lien Term Loan, 10.631%, 3M SOFR + 5.000%, 07/27/28	3,441,166	2,583,332
Magenta Buyer LLC
USD 2nd Lien Term Loan, 13.881%, 3M SOFR + 8.250%, 07/27/29	7,630,000	3,547,950

Computers—(Continued)
Redstone Holdco 2 LP Term Loan, 10.184%, 1M TSFR + 4.750%, 04/27/28	5,344,792	4,596,521
UST Holdings Ltd. Term Loan, 8.946%, 1M TSFR + 3.500%, 11/20/28	3,369,876	3,353,026

		24,282,779

Diversified Financial Services—1.5%
Advisor Group, Inc.
2023 Term Loan B, 9.900%, 3M TSFR + 4.500%, 08/17/28	3,150,000	3,155,251
AqGen Island Holdings, Inc.
Term Loan, 8.931%, 1M TSFR + 3.500%, 08/02/28	4,454,396	4,423,772
Citadel Securities LP
2023 Term Loan B, 7.816%, 3M TSFR + 2.500%, 07/29/30	2,931,261	2,928,972
CTC Holdings LP Term Loan B, 10.344%, 3M TSFR + 5.000%, 02/20/29	2,217,995	2,184,725
Deerfield Dakota Holding LLC
USD 2nd Lien Term Loan, 12.402%, 3M TSFR + 6.750%, 04/07/28	2,060,000	1,953,566
Focus Financial Partners LLC
2022 Term Loan B5, 8.566%, 1M TSFR + 3.250%, 06/30/28	3,749	3,749
Term Loan B4, 7.816%, 1M TSFR + 2.500%, 06/30/28	4,977,813	4,969,813
Greystone Select Financial LLC Term Loan B, 10.582%, 3M TSFR + 5.000%, 06/16/28	3,378,714	3,344,927
Hudson River Trading LLC Term Loan, 8.631%, 3M TSFR + 3.000%, 03/20/28	5,393,368	5,368,650
Jane Street Group LLC Term Loan, 8.181%, 1M TSFR + 2.750%, 01/26/28	3,192,106	3,187,451

		31,520,876

Engineering & Construction—0.3%
Brown Group Holding LLC
Incremental Term Loan B2, 9.066%, 3M TSFR + 3.750%, 07/02/29	666,633	666,946
Term Loan B, 8.068%, 1M TSFR + 2.750%, 06/07/28	4,931,396	4,897,054

		5,564,000

Entertainment—0.9%
Allen Media LLC Term Loan B, 10.900%, 3M TSFR + 5.500%, 02/10/27	8,695,203	7,785,832
Caesars Entertainment Corp. Term Loan B, 8.666%, 1M TSFR + 3.250%, 02/06/30	1,761,150	1,762,372
Cinemark USA, Inc. Term Loan B, 9.067%, 3M TSFR + 3.750%, 05/24/30	6,686,400	6,691,970

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
UFC Holdings LLC Term Loan B, 8.369%, 3M TSFR + 2.750%, 04/29/26	3,602,252	$3,602,926

		19,843,100

Environmental Control—0.2%
LRS Holdings LLC Term Loan B, 9.568%, 1M TSFR + 4.250%, 08/31/28	4,126,202	4,096,543

Food—0.2%
8th Avenue Food & Provisions, Inc.
2nd Lien Term Loan, 13.068%, 1M TSFR + 7.750%, 10/01/26	1,452,297	1,003,901
Froneri International Ltd. Term Loan, 6.097%, 6M EURIBOR + 2.125%, 01/29/27 (EUR)	2,780,000	2,896,117

		3,900,018

Healthcare-Products—0.3%
Agiliti Health, Inc. Term Loan, 8.247%, 1M TSFR + 3.000%, 05/01/30	3,350,000	3,341,625
Sotera Health Holdings LLC
Incremental Term Loan B, 9.074%, 1M TSFR + 3.750%, 12/11/26	3,391,500	3,404,218

		6,745,843

Healthcare-Services—0.9%
EyeCare Partners LLC
2nd Lien Term Loan, 12.181%, 1M TSFR + 6.750%, 11/15/29	3,930,000	2,138,576
Incremental Term Loan, 9.181%, 1M TSFR + 3.750%, 11/15/28	4,205,950	2,965,195
Term Loan, 9.181%, 1M TSFR + 3.750%, 02/18/27	4,638,882	3,334,197
Global Medical Response, Inc. Term Loan B, 9.780%, 3M TSFR + 4.250%, 10/02/25	3,510,725	2,461,018
Knight Health Holdings LLC Term Loan B, 10.568%, 1M TSFR + 5.250%, 12/23/28	5,688,675	1,443,501
Phoenix Guarantor, Inc. Term Loan B, 8.681%, 1M TSFR + 3.250%, 03/05/26	2,066,700	2,056,736
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 9.377%, 3M TSFR + 3.750%, 11/16/25	3,816,772	3,813,364

		18,212,587

Housewares—0.4%
Solis IV BV
USD Term Loan B1, 8.891%, 3M TSFR + 3.500%, 02/26/29	7,534,625	7,355,678

Insurance—1.0%
Acrisure LLC Term Loan B, 8.931%, 1M LIBOR + 3.500%, 02/15/27	2,885,350	2,850,636
AssuredPartners, Inc.
2023 Term Loan B4, 02/12/27 (i)	2,880,000	2,886,840
Asurion LLC
Second Lien Term Loan B4, 10.681%, 1M TSFR + 5.250%, 01/20/29	8,950,000	7,929,145
Term Loan B9, 8.650%, 3M TSFR + 3.250%, 07/31/27	3,204,085	3,120,228
Howden Group Holdings Ltd.
USD Term Loan B, 9.316%, 1M TSFR + 4.000%, 04/18/30	935,300	935,690
Sedgwick Claims Management Services, Inc. Term Loan B, 9.066%, 1M TSFR + 3.750%, 02/24/28	3,804,029	3,799,868

		21,522,407

Investment Companies—0.3%
Cardinal Parent, Inc. Term Loan B, 10.040%, 3M TSFR + 4.500%, 11/12/27	4,273,482	3,838,997
Jump Financial LLC Term Loan B, 10.152%, 3M TSFR + 4.500%, 08/07/28	2,210,526	2,105,527

		5,944,524

Leisure Time—0.9%
19th Holdings Golf LLC Term Loan B, 8.677%, 1M TSFR + 3.350%, 02/07/29	6,013,825	5,818,376
Carnival Corp.
2023 Term Loan B, 8.327%, 1M TSFR + 3.000%, 08/08/27	1,785,525	1,784,780
Equinox Holdings, Inc. Term Loan B2, 14.651%, 3M LIBOR + 9.000%, 03/08/24	2,147,850	2,088,784
Hayward Industries, Inc.
2022 Term Loan, 8.666%, 1M TSFR + 3.250%, 05/30/28	2,079,000	2,066,439
NCL Corp. Ltd. Term Loan A3, 7.666%, 3M TSFR + 2.250%, 01/02/25	3,605,538	3,596,525
Topgolf Callaway Brands Corp. Term Loan B, 8.916%, 1M TSFR + 3.500%, 03/15/30	3,422,800	3,408,681

		18,763,585

Machinery-Diversified—0.2%
SPX Flow, Inc. Term Loan, 9.916%, 1M TSFR + 4.500%, 04/05/29	4,709,977	4,708,135

Media—0.3%
A-L Parent LLC
2023 Take Back Term Loan, 06/30/28 (i)	3,480,000	3,382,125

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.311%, 3M TSFR + 3.250%, 03/31/31	2,620,000	$2,563,233

		5,945,358

Real Estate Investment Trusts—0.1%
Apollo Commercial Real Estate Finance, Inc.
Incremental Term Loan B1, 8.931%, 1M TSFR + 3.500%, 03/11/28	2,096,982	2,026,209

Retail—1.1%
1011778 BC Unlimited Liability Co.
2023 Term Loan B5, 7.566%, 1M TSFR + 2.250%, 09/23/30	3,235,925	3,230,194
Empire Today LLC Term Loan B, 10.439%, 1M TSFR + 5.000%, 04/03/28	1,149,548	942,150
Great Outdoors Group LLC Term Loan B1, 9.181%, 1M TSFR + 3.750%, 03/06/28	3,894,973	3,892,538
Lakeshore Intermediate LLC Term Loan, 8.931%, 1M TSFR + 3.500%, 09/29/28	3,693,974	3,665,116
Pacific Bells LLC Term Loan B, 10.152%, 3M TSFR + 4.500%, 11/10/28	3,212,859	3,182,071
Spencer Spirit IH LLC Term Loan B, 11.416%, 3M TSFR + 6.000%, 06/19/26	5,176,168	5,156,757
Thermostat Purchaser III, Inc. Term Loan, 10.070%, 3M TSFR + 4.500%, 08/31/28	2,593,092	2,583,368

		22,652,194

Software—1.1%
Athenahealth Group, Inc. Term Loan B, 8.568%, 1M TSFR + 3.250%, 02/15/29	719,456	707,465
Cloudera, Inc.
2nd Lien Term Loan, 11.416%, 1M TSFR + 6.000%, 10/08/29	1,090,000	1,039,133
DCert Buyer, Inc.
2nd Lien Term Loan, 12.316%, 1M TSFR + 7.000%, 02/19/29	8,990,000	8,381,305
Term Loan B, 9.316%, 1M TSFR + 4.000%, 10/16/26	4,248,385	4,228,227
MRI Software LLC
2020 Term Loan B, 10.990%, 3M TSFR + 5.500%, 02/10/26	1,612,772	1,579,508
Term Loan, 10.990%, 3M TSFR + 5.500%, 02/10/26	927,540	908,410
Planview Parent, Inc. Term Loan, 9.652%, 3M TSFR + 4.000%, 12/17/27	5,565,584	5,507,941
Rackspace Technology Global, Inc. Term Loan B, 8.194%, 1M TSFR + 2.750%, 02/15/28	770,026	356,317

		22,708,306

Telecommunications—0.2%
Global Tel*Link Corp.
1st Lien Term Loan, 9.769%, 3M TSFR + 4.250%, 11/29/25	4,107,710	3,997,680

Transportation—0.1%
Worldwide Express Operations LLC
1st Lien Term Loan, 9.652%, 3M TSFR + 4.000%, 07/26/28	2,706,242	2,667,902

Total Floating Rate Loans (Cost $314,333,543)		294,854,412

Asset-Backed Securities—10.3%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC 3.710%, 08/20/27 (144A)	7,750,000	6,717,830

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust 6.174%, 1M TSFR + 0.854%, 01/25/34 (b)	8,770	7,986
WaMu Asset-Backed Certificates WaMu Trust 5.604%, 1M TSFR + 0.284%, 07/25/47 (b)	6,695,570	4,625,690

		4,633,676

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust 6.850%, 10/15/37 (b)	315,354	281,873
7.134%, 04/15/37 (b)	321,152	293,931
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	1,035,156	891,595

		1,467,399

Asset-Backed - Other—9.2%
AB BSL CLO 4 Ltd. 6.957%, 3M TSFR + 2.000%, 04/20/36 (144A) (b)	1,200,000	1,201,392
Apidos CLO XXII Ltd. 12.338%, 3M TSFR + 7.012%, 04/20/31 (144A) (b)	5,490,000	5,279,673
Applebee’s Funding LLC/IHOP Funding LLC 7.824%, 03/05/53 (144A)	3,150,000	3,105,361
Bain Capital Credit CLO Ltd. 6.573%, 3M TSFR + 1.830%, 04/16/36 (144A) (b)	5,520,000	5,522,644
Barings CLO Ltd. 11.268%, 3M TSFR + 5.942%, 01/20/32 (144A) (b)	5,740,000	5,309,621
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	991,256	428,259
Benefit Street Partners CLO IV Ltd. 9.188%, 3M TSFR + 3.862%, 01/20/32 (144A) (b)	3,120,000	3,093,034
Buckhorn Park CLO Ltd. 6.692%, 3M TSFR + 1.382%, 07/18/34 (144A) (b)	5,890,000	5,845,030
Canyon Capital CLO Ltd. 11.980%, 3M TSFR + 6.672%, 04/15/34 (144A) (b)	750,000	686,321
Carlyle Global Market Strategies CLO Ltd. 6.676%, 3M TSFR + 1.312%, 05/15/31 (144A) (b)	8,974,721	8,952,706

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle U.S. CLO Ltd. 9.288%, 3M TSFR + 3.962%, 07/20/31 (144A) (b)	8,500,000	$7,792,035
CarVal CLO VII-C Ltd. 7.526%, 3M TSFR + 2.200%, 01/20/35 (144A) (b)	5,900,000	5,924,497
Catskill Park CLO Ltd. 11.588%, 3M TSFR + 6.262%, 04/20/29 (144A) (b)	7,600,000	6,933,997
Cook Park CLO Ltd. 10.970%, 3M TSFR + 5.662%, 04/17/30 (144A) (b)	750,000	616,739
CWHEQ Revolving Home Equity Loan Resuritization Trust 5.747%, 1M TSFR + 0.414%, 12/15/33 (144A) (b)	9,125	9,116
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	2,595,260	2,212,136
Driven Brands Funding, LLC 4.641%, 04/20/49 (144A)	1,910,000	1,799,613
Dryden 43 Senior Loan Fund 11.988%, 3M TSFR + 6.662%, 04/20/34 (144A) (b)	2,790,000	2,518,519
Dryden 75 CLO Ltd. 12.170%, 3M TSFR + 6.862%, 04/15/34 (144A) (b)	7,200,000	6,647,047
FNA VI LLC 1.350%, 01/10/32 (144A)	756,761	689,952
Fortress Credit BSL XII Ltd. 12.700%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,250,000	2,005,628
Golub Capital Partners CLO 53B Ltd. 12.288%, 3M TSFR + 6.962%, 07/20/34 (144A) (b)	3,640,000	3,440,462
Golub Capital Partners CLO 66B Ltd. 6.926%, 3M TSFR + 1.950%, 04/25/36 (144A) (b)	1,210,000	1,212,271
Greenwood Park CLO Ltd. 10.520%, 3M TSFR + 5.212%, 04/15/31 (144A) (b)	7,380,000	6,268,137
Greywolf CLO II Ltd. 9.218%, 3M TSFR + 3.910%, 04/17/34 (144A) (b)	4,090,000	3,927,872
Halsey Point CLO I Ltd. 13.788%, 3M TSFR + 8.462%, 01/20/33 (144A) (b)	2,770,000	2,446,165
Kestrel Aircraft Funding Ltd. 4.250%, 12/15/38 (144A)	1,373,963	1,187,750
LFS 2023A LLC 8.250%, 07/15/35 (144A)	1,000,000	968,780
Long Beach Mortgage Loan Trust 5.959%, 1M TSFR + 0.634%, 01/21/31 (b)	2,585	2,561
Marathon CLO 14 Ltd. 8.888%, 3M TSFR + 3.562%, 01/20/33 (144A) (b)	2,950,000	2,900,487
Midocean Credit CLO VII 9.450%, 3M TSFR + 4.142%, 07/15/29 (144A) (b)	4,000,000	3,756,800
MKS CLO Ltd. 8.238%, 3M TSFR + 2.912%, 01/20/31 (144A) (b)	4,000,000	3,778,268
Neuberger Berman Loan Advisers CLO 44 Ltd. 11.570%, 3M TSFR + 6.262%, 10/16/34 (144A) (b)	3,560,000	3,371,769
Oaktree CLO Ltd. 9.407%, 3M TSFR + 4.062%, 04/22/30 (144A) (b)	4,550,000	4,266,485
Ocean Trails CLO X 13.140%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	5,290,000	4,798,120
Ocean Trails CLO XIV Ltd. 7.326%, 3M TSFR + 2.000%, 01/20/35 (144A) (b)	5,190,000	5,199,503
Palmer Square Loan Funding Ltd. 10.708%, 3M TSFR + 5.400%, 04/15/31 (144A) (b)	5,270,000	5,286,590

Asset-Backed - Other—(Continued)
Peace Park CLO Ltd. 11.588%, 3M LIBOR + 6.000%, 10/20/34 (144A) (b)	2,250,000	2,103,037
Pioneer Aircraft Finance Ltd. 3.967%, 06/15/44 (144A)	2,590,068	2,252,556
RR 18 Ltd. 11.820%, 3M TSFR + 6.512%, 10/15/34 (144A) (b)	7,070,000	6,816,314
Saranac CLO III Ltd. 8.908%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	3,929,688
Sculptor CLO XXVI Ltd. 12.838%, 3M TSFR + 7.512%, 07/20/34 (144A) (b)	4,370,000	4,025,417
Structured Asset Securities Corp. Mortgage Loan Trust 5.654%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,537,502	52,789
Sycamore Tree CLO Ltd. 7.656%, 3M TSFR + 2.330%, 04/20/35 (144A) (b)	5,830,000	5,845,840
Symphony CLO Ltd. 7.626%, 3M TSFR + 2.300%, 10/20/34 (144A) † (b)	5,060,000	5,073,611
Symphony CLO XIX Ltd. 6.530%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	2,234,780	2,229,435
TCI-Symphony CLO Ltd.
8.663%, 3M TSFR + 3.362%, 10/13/32 (144A) (b)	1,720,000	1,617,620
12.313%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	5,562,782
Thrust Engine Leasing DAC 4.163%, 07/15/40 (144A)	1,436,724	1,232,652
TSTAT Ltd. 10.126%, 3M TSFR + 4.800%, 01/20/31 (144A) (b)	3,550,000	3,579,273
Valley Stream Park CLO Ltd. 1.000%, 3M TSFR + 4.150%, 10/20/34 (144A) (b)	2,725,000	2,725,000
Voya CLO Ltd. 12.538%, 3M TSFR + 7.212%, 04/20/34 (144A) (b)	2,360,000	2,251,466
Whitebox CLO IV Ltd. 6.930%, 3M TSFR + 2.150%, 04/20/36 (144A) (b)	6,220,000	6,241,279
Whitehorse XII Ltd. 9.220%, 3M TSFR + 3.912%, 10/15/31 (144A) (b)	6,180,000	5,722,025
Z Capital Credit Partners CLO Ltd. 9.770%, 3M TSFR + 4.462%, 07/15/33 (144A) (b)	4,290,000	3,923,977

		194,570,101

Asset-Backed - Student Loan—0.5%
College Avenue Student Loans LLC 6.060%, 05/25/55 (144A)	2,558,000	2,439,532
Educational Funding Co. LLC 5.963%, 3M TSFR + 0.612%, 04/25/33 (144A) (b)	2,912,717	1,880,473
National Collegiate Student Loan Trust 5.724%, 1M TSFR + 0.404%, 01/25/33 (b)	2,108,827	1,951,510
SMB Private Education Loan Trust 3.860%, 01/15/53 (144A)	4,603,923	4,125,980

		10,397,495

Total Asset-Backed Securities (Cost $229,613,408)		217,786,501

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—9.1%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—5.8%
Angel Oak Mortgage Trust 4.141%, 01/25/67 (144A) (b)	3,802,115	$3,294,490
Banc of America Funding Corp. 3.390%, 02/27/37 (144A) (b)	16,123,202	13,217,021
Banc of America Funding Trust 3.972%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	20,447,719	14,729,361
4.429%, 03/27/36 (144A) (b)	4,019,479	3,106,292
7.353%, 01/27/30 (144A) (b)	23,250,332	8,098,556
Banc of America Mortgage Trust 5.127%, 09/25/35 (b)	23,127	19,631
BCAP LLC Trust 3.882%, 05/26/47 (144A) (b)	2,773,643	2,432,134
Bear Stearns Asset-Backed Securities I Trust 12.704%, 1M TSFR + 35.754%, 07/25/36 (b)	175,344	187,122
BRAVO Residential Funding Trust 3.125%, 01/29/70 (144A) (e)	5,698,190	5,105,716
7.435%, 05/25/63 (144A)	4,024,864	3,998,919
CIM Trust 5.000%, 05/25/62 (144A) (b)	1,368,622	1,325,241
Citigroup Mortgage Loan Trust, Inc. 6.170%, 09/25/62 (144A) (e)	4,438,202	4,398,922
Countrywide Alternative Loan Trust 4.985%, 1M TSFR + 16.688%, 06/25/35 (b)	734,075	515,572
5.750%, 01/25/37	1,366,125	658,122
6.000%, 01/25/37	1,092,771	698,133
6.395%, 1M TSFR + 38.313%, 08/25/37 (b)	581,699	530,223
6.863%, 1M TSFR + 28.142%, 07/25/36 (b)	1,446,265	1,021,887
Countrywide Alternative Loan Trust Resecuritization 3.192%, 08/25/37 (b)	1,859,368	858,479
Countrywide Reperforming Loan REMIC Trust 0.820%, 03/25/35 (144A) † (b) (j)	1,850,063	59,691
CSMC Mortgage-Backed Trust 0.637%, 1M TSFR + 29.895%, 02/25/36 (b)	474,777	361,171
CSMC Trust 1.796%, 12/27/60 (144A) (b)	1,805,390	1,680,834
3.937%, 09/27/60 (144A)	5,360,000	4,428,328
GreenPoint MTA Trust 5.874%, 1M TSFR + 0.554%, 06/25/45 (b)	478,559	446,557
GSMPS Mortgage Loan Trust 5.834%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	731,721	594,296
HarborView Mortgage Loan Trust 6.434%, 1M TSFR + 2.114%, 10/25/37 (b)	557,787	505,208
IndyMac INDX Mortgage Loan Trust 6.154%, 1M TSFR + 0.834%, 01/25/35 (b)	490,087	342,868
Legacy Mortgage Asset Trust 3.844%, 10/25/66 (144A) (e)	2,770,000	2,146,750
6.250%, 06/25/60 (144A) (e)	1,978,899	1,957,100
Lehman XS Trust 5.834%, 1M TSFR + 0.514%, 08/25/46 (b)	776,850	699,079

Collateralized Mortgage Obligations—(Continued)
MASTR Seasoned Securitization Trust 4.699%, 10/25/32 (b)	37,328	36,457
Merrill Lynch Mortgage Investors Trust 4.606%, 05/25/34 (b)	26,430	23,366
5.208%, 08/25/33 (b)	176,677	159,550
Morgan Stanley Mortgage Loan Trust 5.754%, 1M TSFR + 0.434%, 01/25/35 (b)	228,031	201,970
New Residential Mortgage Loan Trust 3.500%, 12/25/57 (144A) (b)	2,860,000	2,194,947
3.500%, 12/25/58 (144A) (b)	2,652,286	2,402,799
3.750%, 11/25/58 (144A) (b)	3,349,724	3,031,507
4.250%, 09/25/56 (144A) (b)	5,193,363	4,793,979
NovaStar Mortgage Funding Trust 0.476%, 1M TSFR + 0.494%, 09/25/46 (b)	204,086	183,566
OBX Trust 5.949%, 02/25/63 (144A) (e)	1,056,753	1,044,952
PRKCM Trust 7.304%, 02/25/58 (144A) (e)	5,187,287	5,187,063
Residential Accredit Loans, Inc. Trust 5.937%, 11/25/37 (b)	1,754,549	1,411,504
Residential Asset Securitization Trust 5.750%, 02/25/36	705,657	637,491
Residential Mortgage Loan Trust 2.508%, 05/25/60 (144A) (b)	2,980,000	2,807,267
Seasoned Credit Risk Transfer Trust 4.000%, 07/25/56 (b)	2,772,745	2,737,947
4.250%, 05/25/60 (144A) (b)	4,710,000	4,037,657
Sequoia Mortgage Trust 3.726%, 07/25/45 (144A) (b)	4,075	3,823
6.105%, 6M LIBOR + 0.680%, 06/20/33 (b)	33,390	31,472
Structured Adjustable Rate Mortgage Loan Trust 4.218%, 09/25/35 (b)	298,753	185,996
6.244%, 01/25/35 (b)	96,359	90,695
6.944%, 1M TSFR + 1.614%, 09/25/37 (b)	1,682,636	1,552,959
Structured Asset Mortgage Investments II Trust 5.854%, 1M TSFR + 0.534%, 05/25/46 (b)	99,045	65,571
5.994%, 1M TSFR + 0.674%, 02/25/36 (b)	1,215,035	982,316
Towd Point Mortgage Trust 3.579%, 06/25/57 (144A) (b)	2,900,000	2,098,605
7.684%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,212,840
Verus Securitization Trust 4.910%, 06/25/67 (144A) (e)	3,065,650	2,886,936
WaMu Mortgage Pass-Through Certificates Trust 3.995%, 09/25/36 (b)	229,860	195,597
5.424%, 12M MTA + 0.798%, 03/25/47 (b)	786,227	673,004
5.616%, 08/25/33 (b)	377,956	359,976
5.704%, 1M TSFR + 0.654%, 12/25/45 (b)	148,665	138,655
5.914%, 1M TSFR + 1.074%, 12/25/45 (b)	5,078,931	3,252,957
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.246%, 1M TSFR + 6.566%, 04/25/37 (b) (j)	6,619,571	771,576

		122,812,703

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—3.3%
BAMLL Re-REMIC Trust 5.818%, 08/10/45 (144A) (b)	4,666,911	$968,384
Benchmark Mortgage Trust 3.666%, 01/15/51 (b)	1,210,000	1,096,010
6.363%, 07/15/56 (b)	1,120,000	1,133,355
BFLD Trust 9.648%, 1M TSFR + 4.314%, 10/15/35 (144A) (b)	2,960,000	599,794
BX Commercial Mortgage Trust 3.667%, 03/11/44 (144A) (b)	9,066,697	7,032,327
CFK Trust 3.573%, 03/15/39 (144A) (b)	4,800,000	3,648,922
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,750,000	1,439,630
3.225%, 09/15/48 (144A)	2,000,000	1,598,095
4.572%, 07/10/47 (b)	1,210,000	1,094,669
6.015%, 10/12/40 (144A) (b)	1,120,000	1,090,565
CSMC Trust 3.160%, 12/15/41 (144A)	7,420,000	6,137,845
4.373%, 09/15/37 (144A)	6,620,000	3,529,891
12.794%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,285,000	5,719,706
CSMC Trust Capital Certificates 8.030%, 1M TSFR + 2.697%, 05/15/36 (144A) (b)	10,593,644	10,435,359
GS Mortgage Securities Corportation Trust 7.948%, 1M TSFR + 2.614%, 05/15/26 (144A) (b)	1,540,000	1,076,286
GS Mortgage Securities Trust 3.384%, 05/10/50	4,000,000	3,216,107
JP Morgan Chase Commercial Mortgage Securities Trust 6.561%, 02/15/51 (b)	28,423	25,421
9.713%, 1M TSFR + 4.379%, 11/15/38 (144A) (b)	3,760,000	3,546,973
MHC Trust 7.397%, 1M TSFR + 2.064%, 05/15/38 (144A) (b)	4,496,000	4,360,492
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (b)	186,994	44,997
5.450%, 08/12/48 (144A) (b)	21,396	5,148
6.193%, 09/12/49 (b)	39,848	38,114
6.222%, 09/12/49 (b)	55,068	52,667
MSWF Commercial Mortgage Trust 5.472%, 05/15/56	2,210,000	2,132,694
Multifamily Trust 0.681%, 04/25/46 (144A) (b)	2,359,299	2,355,515
SMR Mortgage Trust 11.332%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,755,343	2,405,005
Soho Trust 2.787%, 08/10/38 (144A) (b)	3,330,000	2,068,540
UBS Commercial Mortgage Trust 3.418%, 12/15/50	1,178,632	1,087,930
Waikiki Beach Hotel Trust 7.478%, 1M TSFR + 2.144%, 12/15/33 (144A) (b)	1,860,000	1,794,486
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) † (b)	137,262	130,949

		69,865,876

Total Mortgage-Backed Securities (Cost $219,454,752)		192,678,579

U.S. Treasury & Government Agencies—7.3%

Agency Sponsored Mortgage - Backed—7.3%
Federal Home Loan Mortgage Corp. 1.500%, 05/01/41	743,075	573,487

Agency Sponsored Mortgage - Backed—(Continued)
1.500%, 07/01/41	590,546	455,761
3.000%, 06/01/35	2,447,946	2,185,176
4.000%, 07/01/49	5,706,333	5,174,775
4.500%, 02/01/47	1,504,657	1,408,384
7.000%, 03/01/39	31,983	33,784
Federal Home Loan Mortgage Corp. STACR REMIC Trust 7.729%, SOFR30A + 2.414%, 01/25/50 (144A) (b)	2,210,000	2,219,680
8.315%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,150,148
8.365%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	4,761,863
9.065%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,786,480
10.065%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,102,262
10.529%, SOFR30A + 5.214%, 06/25/50 (144A) (b)	4,102,540	4,440,657
11.065%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,133,469
Federal National Mortgage Association 2.000%, 07/01/36	3,976,043	3,417,195
2.000%, 08/01/41	4,159,918	3,326,596
2.000%, 08/01/51	2,591,085	2,005,822
2.000%, 10/01/51	12,633,545	9,747,547
2.500%, 07/01/41	2,340,516	1,935,573
2.500%, 04/01/51	7,869,507	6,296,203
2.500%, 09/01/51	337,903	272,658
2.500%, 10/01/51	1,481,663	1,189,143
2.500%, 03/01/52	4,876,377	3,909,747
3.000%, 06/01/51	14,500,230	12,029,935
3.500%, 08/01/45	16,280,793	14,302,802
4.000%, 03/01/52	4,063,552	3,626,520
4.500%, 04/01/48	1,026,360	962,769
4.500%, 04/01/49	42,359	39,598
4.500%, 10/01/49	22,931	21,449
4.500%, 08/01/58	72,733	67,169
7.000%, 05/01/26	234	232
7.000%, 07/01/30	164	163
7.000%, 07/01/31	833	828
7.000%, 09/01/31	641	635
7.000%, 10/01/31	801	794
7.000%, 11/01/31	12,408	12,287
7.000%, 01/01/32	4,031	3,987
7.500%, 01/01/30	147	150
7.500%, 02/01/30	192	191
7.500%, 06/01/30	24	24
7.500%, 08/01/30	49	49
7.500%, 09/01/30	247	248
7.500%, 10/01/30	4	4
7.500%, 11/01/30	6,472	6,461
7.500%, 02/01/31	432	431
8.000%, 08/01/27	59	59
8.000%, 07/01/30	151	157
8.000%, 09/01/30	268	268
Federal National Mortgage Association Connecticut Avenue Securities 7.529%, SOFR30A + 2.214%, 10/25/39 (144A) (b)	130,592	130,792
8.415%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	7,999,951
8.829%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	11,030,000	11,119,674
8.979%, SOFR30A + 3.664%, 07/25/30 (b)	6,050,000	6,409,122
9.215%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,483,152
9.529%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,451,003	3,563,664
9.779%, SOFR30A + 4.464%, 04/25/31 (144A) (b)	5,000,000	5,299,764

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association REMICS 4.500%, 06/25/29	20,021	$19,666
5.779%, SOFR30A + 0.464%, 05/25/34 (b)	33,136	32,743
FREMF Mortgage Trust 11.711%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	2,683,603	2,666,183
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (j)	1,927,754	19
0.144%, 03/16/47 (b) (j)	235,228	124
0.592%, 07/16/58 (b) (j)	1,019,268	28,860
2.500%, 03/20/51	2,707,738	2,214,729
2.500%, 05/20/51	298,672	239,823
3.500%, 12/20/50	2,598,381	2,289,553
4.500%, 11/20/50	1,013,255	937,403
4.500%, 12/20/50	171,424	160,587
5.500%, 01/15/34	15,748	15,448
5.500%, 03/20/34	2,534	2,529
5.500%, 04/15/34	4,693	4,645
5.500%, 07/15/34	25,861	25,489
5.500%, 10/15/34	26,891	26,174
5.750%, 10/15/38	22,957	22,706
6.000%, 05/20/32	3,393	3,454
6.000%, 02/15/33	593	604
6.000%, 03/15/33	1,829	1,843
6.000%, 06/15/33	1,099	1,103
6.000%, 07/15/33	2,523	2,514
6.000%, 09/15/33	967	958
6.000%, 10/15/33	977	969
6.000%, 11/20/33	4,083	4,172
6.500%, 03/15/29	342	345
6.500%, 02/15/32	231	234
6.500%, 03/15/32	224	227
6.500%, 11/15/32	470	475
Government National Mortgage Association REMICS 3.000%, 04/20/41	5,997	5,963
Government National Mortgage Association, TBA 2.000%, TBA (k)	900,000	711,387
5.500%, TBA (k)	1,500,000	1,455,586
Multifamily Connecticut Avenue Securities Trust 8.679%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,623,523	2,555,461
9.179%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,921,400	3,814,973

Total U.S. Treasury & Government Agencies (Cost $169,600,896)		153,856,688

Foreign Government—2.3%

Municipal—0.0%
Ciudad Autonoma De Buenos Aires/Government Bond 7.500%, 06/01/27	680,000	622,210

Regional Government—0.6%
Provincia de Buenos Aires/Government Bond 6.375%, 09/01/37 (144A) (e)	24,455,990	7,957,853

Regional Government—(Continued)
Provincia de Cordoba 6.990%, 06/01/27 (144A) (e)	5,515,415	4,097,247

		12,055,100

Sovereign—1.7%
Angola Government International Bond 8.750%, 04/14/32 (144A) (a)	1,520,000	1,219,590
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	2,570,000	2,531,446
Brazil Government International Bond 6.000%, 04/07/26	2,970,000	3,011,460
Dominican Republic International Bonds 4.875%, 09/23/32	4,020,000	3,260,559
5.500%, 02/22/29 (144A)	2,100,000	1,919,224
Egypt Government International Bond 5.800%, 09/30/27	7,650,000	5,018,614
Indonesia Treasury Bonds 6.500%, 02/15/31 (IDR)	9,599,000,000	608,951
7.000%, 05/15/27 (IDR)	146,364,000,000	9,594,963
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,309,722
Jordan Government International Bond 7.750%, 01/15/28 (144A)	5,480,000	5,457,148
Panama Government International Bond 4.500%, 04/01/56	2,700,000	1,773,673

		35,705,350

Total Foreign Government (Cost $58,733,779)		48,382,660

Convertible Preferred Stocks—0.5%

Banks—0.3%
Wells Fargo & Co.
7.500%	4,965	5,535,975

Pipelines—0.2%
MPLX LP
9.539% (d) (e) (g)	164,916	5,575,406

Total Convertible Preferred Stocks (Cost $10,958,062)		11,111,381

Convertible Bonds—0.5%

Entertainment—0.2%
DraftKings Holdings, Inc.
Zero Coupon, 03/15/28	6,160,000	4,660,040

Media—0.3%
DISH Network Corp.
Zero Coupon, 12/15/25	7,460,000	4,979,550
3.375%, 08/15/26	140,000	84,140

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—(Continued)
Gannett Co., Inc. 6.000%, 12/01/27	695,000	$584,842

		5,648,532

Total Convertible Bonds (Cost $10,924,936)		10,308,572

Common Stocks—0.1%

Automobile Components—0.0%
Lear Corp.	399	53,546

Chemicals—0.0%
LyondellBasell Industries NV - Class A	23	2,179

Commercial Services—0.0%
Ascent Capital Group, Inc. - Class A (d) (g) (l)	1,399,556	27,991

Media—0.0%
Cengage Learning, Inc. (l)	10,995	105,827

Oil, Gas & Consumable Fuels—0.1%
Berry Corp.	170,615	1,399,043

Total Common Stocks (Cost $2,222,896)		1,588,586

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $270,061)	272,699	266,476

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino Forest Corp. (d) (g) (l)	1,246,000	0
Sino-Forest Corp. (d) (g) (l)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $4,441,047; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $4,529,006.	4,440,122	4,440,122

Total Short-Term Investments (Cost $4,440,122)		4,440,122

Securities Lending Reinvestments (m)—16.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.1%
Bank of America N.A. 5.660%, SOFR + 0.340%, 03/08/24 (b)	2,000,000	2,000,170
5.700%, FEDEFF PRV + 0.370%, 11/17/23 (b)	3,000,000	3,000,405
Bank of Montreal 6.100%, SOFR + 0.790%, 11/08/23 (b)	2,000,000	2,001,286
Bank of Nova Scotia 5.600%, SOFR + 0.290%, 11/20/23 (b)	5,000,000	5,000,375
Barclays Bank PLC 5.720%, SOFR + 0.400%, 02/14/24 (b)	4,000,000	4,000,288
BNP Paribas SA 5.760%, SOFR + 0.450%, 10/10/23 (b)	6,000,000	5,999,712
Canadian Imperial Bank of Commerce (NY) 5.690%, SOFR + 0.380%, 12/12/23 (b)	2,000,000	2,000,972
5.710%, SOFR + 0.400%, 10/13/23 (b)	5,000,000	5,000,490
Citibank N.A. 5.670%, SOFR + 0.350%, 02/20/24 (b)	3,000,000	3,000,225
Credit Agricole Corporate & Investment Bank 5.570%, 11/01/23	5,000,000	5,000,665
Credit Industriel et Commercial 5.510%, SOFR + 0.200%, 12/01/23 (b)	7,000,000	6,999,384
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/19/23	2,000,000	1,994,100
Zero Coupon, 10/20/23	500,000	498,450
Zero Coupon, 03/13/24	5,000,000	4,868,900
Mizuho Bank Ltd. 5.610%, SOFR + 0.290%, 10/17/23 (b)	5,000,000	5,000,245
MUFG Bank Ltd. (London)
Zero Coupon, 10/18/23	1,000,000	997,200
Nordea Bank Abp 5.660%, SOFR + 0.350%, 10/23/23 (b)	6,000,000	6,000,912
Oversea-Chinese Banking Corp. Ltd. 5.550%, SOFR + 0.230%, 11/13/23 (b)	6,000,000	6,000,876
Royal Bank of Canada 5.710%, FEDEFF PRV + 0.380%, 11/27/23 (b)	5,000,000	5,001,260
Standard Chartered Bank 5.680%, SOFR + 0.370%, 03/12/24 (b)	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp. 5.770%, SOFR + 0.460%, 01/11/24 (b)	5,000,000	5,004,655
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 11/10/23	1,000,000	993,720
5.580%, SOFR + 0.270%, 10/23/23 (b)	1,000,000	1,000,053
Svenska Handelsbanken AB 5.660%, SOFR + 0.340%, 10/31/23 (b)	5,000,000	5,000,525
5.840%, SOFR + 0.520%, 04/19/24 (b)	5,000,000	5,003,025
Toronto-Dominion Bank 5.730%, FEDEFF PRV + 0.400%, 02/13/24 (b)	5,000,000	5,002,900
5.780%, FEDEFF PRV + 0.450%, 10/13/23 (b)	4,000,000	4,000,380
Wells Fargo Bank N.A. 5.780%, SOFR + 0.470%, 11/09/23 (b)	4,000,000	4,001,440

		108,372,613

Commercial Paper—1.6%
Bedford Row Funding Corp. 5.560%, SOFR + 0.250%, 10/17/23 (b)	5,000,000	5,000,265

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING U.S. Funding LLC 5.800%, SOFR + 0.480%, 06/13/24 (b)	5,000,000	$4,999,975
National Australia Bank Ltd. 5.660%, SOFR + 0.350%, 12/05/23 (b)	5,000,000	5,001,100
Old Line Funding LLC 5.620%, SOFR + 0.300%, 12/28/23 (b)	2,000,000	1,999,998
Skandinaviska Enskilda Banken AB 5.680%, SOFR + 0.360%, 11/15/23 (b)	7,000,000	7,001,890
5.700%, SOFR + 0.380%, 12/15/23 (b)	5,000,000	5,002,000
UBS AG 5.600%, SOFR + 0.280%, 11/27/23 (b)	5,000,000	5,000,000

		34,005,228

Repurchase Agreements—7.2%
Bank of Nova Scotia Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/02/23 with a maturity value of $3,001,363; collateralized by various Common Stock with an aggregate market value of $3,335,857.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $20,196,663; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $20,591,536.	20,187,781	20,187,781
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $7,908,403; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $8,058,195.	7,900,000	7,900,000
Repurchase Agreement dated 09/29/23 at 5.620%, due on 11/03/23 with a maturity value of $3,016,392; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.250%, maturity dates ranging from 07/15/25 - 11/30/28, and various Common Stock with an aggregate market value of $3,060,219.	3,000,000	3,000,000
Repurchase Agreement dated 09/29/23 at 5.870%, due on 04/01/24 with a maturity value of $10,301,653; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.875%, maturity dates ranging from 02/15/25 - 05/15/49, and various Common Stock with an aggregate market value of $10,629,713.	10,000,000	10,000,000
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $14,006,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $14,346,915.	14,000,000	14,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $12,112,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $12,399,833.	12,100,000	12,100,000
Repurchase Agreement dated 09/29/23 at 5.450%, due on 10/06/23 with a maturity value of $50,052,986; collateralized by various Common Stock with an aggregate market value of $55,799,368.	50,000,000	50,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 09/29/23 at 5.460%, due on 10/02/23 with a maturity value of $15,006,825; collateralized by various Common Stock with an aggregate market value of $16,739,923.	15,000,000	15,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/29/23 at 5.590%, due on 11/03/23 with a maturity value of $15,081,521; collateralized by various Common Stock with an aggregate market value of $16,669,255.	15,000,000	15,000,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $1,000,445; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 5.403%, maturity dates ranging from 01/31/24 - 02/15/37, and an aggregate market value of $1,022,422.	1,000,000	1,000,000
Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,113,019.	1,000,000	1,000,000

		152,187,781

Time Deposit—0.7%
National Bank of Canada 5.370%, OBFR + 0.050%, 10/06/23 (b)	15,000,000	15,000,000

Mutual Funds—2.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (n)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (n)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (n)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 5.270% (n)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (n)	10,000,000	10,000,000

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (n)	10,000,000	$10,000,000

		42,000,000

Total Securities Lending Reinvestments (Cost $351,544,520)		351,565,622

Total Purchased Options—0.2% (o) (Cost $3,360,903)		4,505,182
Total Investments—113.3% (Cost $2,574,222,133)		2,391,536,334
Other assets and liabilities (net)—(13.3)%		(282,050,305)

Net Assets—100.0%		$2,109,486,029

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $12,551,890, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $372,718,310 and the collateral received consisted of cash in the amount of $351,485,688 and non-cash collateral with a value of $39,552,363. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2023, these securities represent 0.3% of net assets.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after September 30, 2023, at which time the interest rate will be determined.
(j)	Interest only security.
(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(n)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $1,187,391,529, which is 56.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Countrywide Reperforming Loan REMIC Trust, 0.820%, 03/25/35	01/08/15	$1,850,063	$269,415	$59,691
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,537	2,543,727
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/21/17	6,285,000	6,262,887	4,743,065
Midwest Vanadium Pty. Ltd., 13.250%, 02/15/18	05/24/11	931,574	960,686	0
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,571,525	847
Symphony CLO Ltd., 7.626%, 10/20/34	11/17/22	5,060,000	5,042,290	5,073,611
Waterfall Commercial Mortgage Trust, 4.104%, 09/14/22	09/08/15-11/18/16	137,262	136,643	130,949

				$12,551,890

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	14,070,000	BNP	10/20/23	USD	9,123,431	$(72,152)
AUD	62,123,994	BNP	10/20/23	USD	41,458,186	(1,493,606)
AUD	7,830,000	JPMC	10/20/23	USD	5,168,113	(131,047)

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,853,206	MSCS	10/20/23	USD	778,614	$(13,949)
CAD	5,600,000	BNP	10/20/23	USD	4,140,604	(16,673)
CAD	5,990,000	BNP	10/20/23	USD	4,481,842	(70,709)
CAD	6,130,000	BNP	10/20/23	USD	4,528,050	(13,819)
CAD	6,630,000	BNP	10/20/23	USD	4,880,455	1,985
CAD	7,020,000	BNP	10/20/23	USD	5,164,651	4,991
CAD	7,390,000	BNP	10/20/23	USD	5,482,814	(40,699)
CAD	7,710,000	BNP	10/20/23	USD	5,697,859	(20,091)
CAD	9,170,000	MSCS	10/20/23	USD	6,866,781	(113,844)
CAD	16,200,000	MSCS	10/20/23	USD	12,063,620	(133,677)
CNH	38,689,600	MSCS	10/20/23	USD	5,373,332	(70,119)
EUR	18,140,000	BNP	10/20/23	USD	19,862,553	(670,688)
EUR	4,990,000	MSCS	10/20/23	USD	5,407,875	(128,525)
EUR	7,020,000	MSCS	10/20/23	USD	7,606,840	(179,779)
GBP	5,087,250	JPMC	10/16/23	USD	6,610,373	(402,936)
GBP	954,000	MSCS	10/20/23	USD	1,239,637	(75,541)
GBP	2,660,000	MSCS	10/20/23	USD	3,354,618	(108,818)
GBP	3,090,000	MSCS	10/20/23	USD	3,881,912	(111,416)
GBP	3,380,000	MSCS	10/20/23	USD	4,155,051	(30,689)
GBP	3,870,000	MSCS	10/20/23	USD	4,887,972	(165,699)
GBP	6,010,000	MSCS	10/20/23	USD	7,590,319	(256,763)
JPY	3,127,193,649	MSCS	10/20/23	USD	22,441,837	(1,458,998)
MXN	30,174,711	GSBU	10/20/23	USD	1,736,254	(9,733)
MXN	51,650,000	GSBU	10/20/23	USD	2,923,437	31,846
MXN	55,053,718	MSCS	10/20/23	USD	3,124,613	25,422
MXN	135,760,000	MSCS	10/20/23	USD	7,661,463	106,383
NOK	271,429,450	BNP	10/20/23	USD	25,542,694	(155,525)
NOK	45,110,000	MSCS	10/20/23	USD	4,443,880	(224,680)

Contracts to Deliver
AUD	7,060,000	BNP	10/20/23	USD	4,847,534	305,811
AUD	8,660,000	JPMC	10/20/23	USD	5,835,151	264,143
AUD	3,300,000	JPMC	10/20/23	USD	2,247,633	124,732
CAD	8,051,540	BNP	10/18/23	USD	5,950,000	20,878
CAD	31,521,000	BNP	10/20/23	USD	23,257,496	44,920
CAD	11,167,378	BNP	10/20/23	USD	8,426,304	202,466
CAD	11,502,133	BNP	11/09/23	USD	8,550,500	77,819
CNH	38,690,000	MSCS	10/20/23	USD	5,426,538	123,270
EUR	5,140,000	BNP	10/20/23	USD	5,599,425	161,378
EUR	17,940,974	MSCS	10/20/23	USD	19,809,347	828,049
EUR	5,440,000	MSCS	10/20/23	USD	5,918,226	162,783
EUR	5,370,000	MSCS	10/20/23	USD	5,939,897	258,513
EUR	4,220,000	MSCS	10/20/23	USD	4,594,598	129,898
EUR	3,780,000	MSCS	10/20/23	USD	4,122,492	123,305
GBP	38,131,323	MSCS	10/20/23	USD	48,979,379	2,450,563
GBP	4,770,000	MSCS	10/20/23	USD	6,196,701	376,225
GBP	4,634,000	MSCS	10/20/23	USD	5,923,225	268,700
GBP	4,619,892	MSCS	10/20/23	USD	5,863,649	226,339
GBP	2,078,000	MSCS	10/20/23	USD	2,722,972	187,343
IDR	66,342,324,172	JPMC	10/20/23	USD	4,394,696	102,201
MXN	73,900,000	GSBU	10/20/23	USD	4,321,475	93,103
MXN	58,730,000	GSBU	10/20/23	USD	3,430,726	70,343
MXN	28,617,000	GSBU	10/20/23	USD	1,661,253	23,861
MXN	27,215,000	GSBU	10/20/23	USD	1,571,940	14,766
MXN	24,011,000	GSBU	10/20/23	USD	1,415,200	41,351
MXN	22,290,000	GSBU	10/20/23	USD	1,264,430	(10,948)
MXN	55,053,718	MSCS	10/20/23	USD	3,166,567	16,532
MXN	19,263,000	MSCS	10/20/23	USD	1,099,863	(2,318)
NOK	45,100,000	BNP	10/20/23	USD	4,467,773	249,508
NOK	43,900,000	BNP	10/20/23	USD	4,353,092	247,065
NOK	24,770,000	BNP	10/20/23	USD	2,389,385	72,613
NOK	20,630,000	BNP	10/20/23	USD	2,065,740	136,188
NOK	18,320,000	BNP	10/20/23	USD	1,837,036	123,542
NOK	16,140,000	BNP	10/20/23	USD	1,542,623	33,026
NOK	14,970,000	BNP	10/20/23	USD	1,484,616	84,451
NOK	24,420,000	JPMC	10/20/23	USD	2,400,508	116,472
NOK	18,100,000	JPMC	10/20/23	USD	1,792,867	99,949
NZD	2,981,769	JPMC	10/20/23	USD	1,849,234	62,107

Net Unrealized Appreciation						$1,911,399

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/18/25	410	USD	97,795,250	$(1,244,111)
3 Month SONIA Futures	03/18/25	5	GBP	1,189,125	5,635
3 Month SONIA Futures	12/19/23	916	GBP	216,931,700	(1,568,065)
3 Month SONIA Futures	03/19/24	287	GBP	67,882,675	650,913
3 Month SONIA Futures	09/17/24	296	GBP	70,107,600	328,242
Australian 10 Year Treasury Bond Futures	12/15/23	202	AUD	22,618,502	(430,540)
U.S. Treasury Long Bond Futures	12/19/23	186	USD	21,163,313	(1,070,514)
U.S. Treasury Note 10 Year Futures	12/19/23	2,984	USD	322,458,500	(5,390,008)
U.S. Treasury Note 2 Year Futures	12/29/23	2,346	USD	475,559,861	(1,412,121)
U.S. Treasury Note 5 Year Futures	12/29/23	1,924	USD	202,711,438	(1,683,813)
U.S. Treasury Note Ultra 10 Year Futures	12/19/23	567	USD	63,255,938	(1,718,950)
U.S. Treasury Ultra Long Bond Futures	12/19/23	1,658	USD	196,783,875	(13,370,237)
United Kingdom Long Gilt Bond Futures	12/27/23	214	GBP	20,150,240	80,532

Futures Contracts—Short
3 Month SOFR Futures	03/19/24	(508)	USD	(120,078,500)	779,708
Euro-Buxl 30 Year Bond Futures	12/07/23	(25)	EUR	(3,059,000)	252,651

Net Unrealized Depreciation					$(25,790,678)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.264	JPMC	10/12/23	30,600,000	USD	30,600,000	$212,670	$1,049,060	$836,390
USD Put /CAD Call	CAD	1.341	BNP	10/17/23	17,000,000	USD	17,000,000	100,810	31,620	(69,190)
USD Put /CAD Call	CAD	1.330	BNP	11/08/23	24,430,000	USD	24,430,000	183,225	47,589	(135,636)

Totals								$496,705	$1,128,269	$631,564

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	110.500	10/27/23	848	USD	848,000	$200,217	$132,500	$(67,717)
Call - U.S. Treasury Note 10 Year Futures	USD	118.500	12/22/23	22	USD	22,000	10,007	1,375	(8,632)
Call - 3 Month SOFR Futures	USD	99.250	12/15/23	48	USD	120,000	2,400	300	(2,100)
Put - S&P 500 Index E-Mini Futures	USD	4,300.000	11/17/23	129	USD	6,450	345,446	565,988	220,542
Put - S&P 500 Index E-Mini Futures	USD	4,150.000	11/17/23	121	USD	6,050	325,492	275,275	(50,217)
Put - S&P 500 Index E-Mini Futures	USD	4,200.000	12/15/23	370	USD	18,500	1,090,964	1,461,500	370,536
Put - S&P 500 Index E-Mini Futures	USD	4,300.000	12/15/23	119	USD	5,950	480,712	657,475	176,763
Put - S&P 500 Index E-Mini Futures	USD	4,100.000	12/15/23	100	USD	5,000	408,960	282,500	(126,460)

Totals							$2,864,198	$3,376,913	$512,715

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.233	BNP	10/12/23	(30,500,000)	USD	(30,500,000)	$(128,710)	$(358,802)	$(230,092)

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	11/17/23	(129)	USD	(6,450)	$(127,167)	$(151,575)	$(24,408)
Put - S&P 500 Index E-Mini Futures	USD	3,900.000	12/15/23	(193)	USD	(9,650)	(238,432)	(284,675)	(46,243)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	12/15/23	(221)	USD	(11,050)	(422,623)	(450,288)	(27,665)
Put - S&P 500 Index E-Mini Futures	USD	3,700.000	12/15/23	(100)	USD	(5,000)	(189,790)	(80,000)	109,790

Totals							$(978,012)	$(966,538)	$11,474

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$(6,233,216)	$350,453	$(6,583,669)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(5,964,761)	277,911	(6,242,672)
Receive	12M SOFR	Annually	2.600%	Annually	02/15/48	USD	1,500,000	347,840	168,116	179,724
Receive	12M SOFR	Annually	3.050%	Annually	02/15/48	USD	21,216,000	3,475,506	745,465	2,730,041
Receive	12M SOFR	Annually	3.150%	Annually	05/15/48	USD	27,465,000	4,085,444	(26,088)	4,111,532

Totals								$(4,289,187)	$1,515,857	$(5,805,044)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	179,120,000	$(1,067,287)	$—	$(1,067,287)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S41	(5.000%)	Quarterly	12/20/28	4.767%	USD	9,009,100	$(70,478)	$(64,386)	$(6,092)
General Motors Co., 4.875%, due 10/02/23	(5.000%)	Quarterly	06/20/26	1.205%	USD	13,700,000	(1,359,013)	(1,454,304)	95,291

Totals							$(1,429,491)	$(1,518,690)	$89,199

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	1.744%	USD	13,700,000	$1,205,367	$1,082,027	$123,340

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.250%	EUR	11,300,000	$(106,228)	$(62,783)	$(43,445)

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2023(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 0.875%, due 01/16/23	1.000%	Quarterly	12/20/24	MSCS	0.576%	EUR	11,300,000	$55,706	$32,907	$22,799

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront payment paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(OBFR)—	U.S. Overnight Bank Funding Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Overnight Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$27,144,664	$—	$27,144,664
Agriculture	—	6,943,542	—	6,943,542
Airlines	—	36,317,529	—	36,317,529
Auto Manufacturers	—	35,337,203	—	35,337,203
Auto Parts & Equipment	—	18,985,254	—	18,985,254
Banks	—	106,169,662	—	106,169,662
Biotechnology	—	4,414,913	—	4,414,913
Building Materials	—	7,219,585	—	7,219,585
Chemicals	—	1,550,068	—	1,550,068
Commercial Services	—	56,506,565	—	56,506,565
Computers	—	7,603,855	—	7,603,855
Distribution/Wholesale	—	15,987,057	—	15,987,057
Diversified Financial Services	—	62,354,075	—	62,354,075
Electric	—	15,208,450	—	15,208,450
Energy-Alternate Sources	—	4,785,350	—	4,785,350
Engineering & Construction	—	15,445,731	—	15,445,731
Entertainment	—	22,301,992	—	22,301,992
Environmental Control	—	8,664,165	—	8,664,165
Food	—	7,392,638	—	7,392,638
Food Service	—	1,058,457	—	1,058,457
Forest Products & Paper	—	5,025,779	—	5,025,779
Healthcare-Products	—	9,180,823	—	9,180,823
Healthcare-Services	—	25,903,957	—	25,903,957
Home Builders	—	6,813,833	—	6,813,833
Housewares	—	5,041,801	—	5,041,801
Insurance	—	23,823,667	—	23,823,667
Internet	—	14,566,775	—	14,566,775
Iron/Steel	—	4,221,180	—	4,221,180
Leisure Time	—	41,042,764	—	41,042,764
Lodging	—	29,384,670	—	29,384,670
Machinery-Construction & Mining	—	3,612,735	—	3,612,735
Machinery-Diversified	—	2,352,823	—	2,352,823
Media	—	59,402,818	—	59,402,818
Metal Fabricate/Hardware	—	7,966,450	—	7,966,450
Mining	—	44,665,401	0	44,665,401
Multi-National	—	10,458,042	—	10,458,042
Office/Business Equipment	—	1,372,831	—	1,372,831
Oil & Gas	—	125,537,577	—	125,537,577
Packaging & Containers	—	12,259,489	—	12,259,489
Pharmaceuticals	—	32,154,368	—	32,154,368
Pipelines	—	78,085,382	—	78,085,382

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate	$—	$4,313,614	$—	$4,313,614
Real Estate Investment Trusts	—	7,676,694	—	7,676,694
Retail	—	36,721,973	—	36,721,973
Semiconductors	—	96,928	—	96,928
Software	—	22,403,978	—	22,403,978
Telecommunications	—	21,481,385	—	21,481,385
Transportation	—	3,233,061	—	3,233,061
Total Corporate Bonds & Notes	—	1,100,191,553	0	1,100,191,553
Total Floating Rate Loans*	—	294,854,412	—	294,854,412
Total Asset-Backed Securities*	—	217,786,501	—	217,786,501
Total Mortgage-Backed Securities*	—	192,678,579	—	192,678,579
Total U.S. Treasury & Government Agencies*	—	153,856,688	—	153,856,688
Total Foreign Government*	—	48,382,660	—	48,382,660
Convertible Preferred Stocks
Banks	5,535,975	—	—	5,535,975
Pipelines	—	—	5,575,406	5,575,406
Total Convertible Preferred Stocks	5,535,975	—	5,575,406	11,111,381
Total Convertible Bonds*	—	10,308,572	—	10,308,572
Common Stocks
Automobile Components	53,546	—	—	53,546
Chemicals	2,179	—	—	2,179
Commercial Services	—	—	27,991	27,991
Media	105,827	—	—	105,827
Oil, Gas & Consumable Fuels	1,399,043	—	—	1,399,043
Total Common Stocks	1,560,595	—	27,991	1,588,586
Total Municipals*	—	266,476	—	266,476
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	4,440,122	—	4,440,122
Securities Lending Reinvestments
Certificates of Deposit	—	108,372,613	—	108,372,613
Commercial Paper	—	34,005,228	—	34,005,228
Repurchase Agreements	—	152,187,781	—	152,187,781
Time Deposit	—	15,000,000	—	15,000,000
Mutual Funds	42,000,000	—	—	42,000,000
Total Securities Lending Reinvestments	42,000,000	309,565,622	—	351,565,622
Purchased Options
Foreign Currency Options at Value	—	1,128,269	—	1,128,269
Options on Exchange-Traded Futures Contracts at Value	3,376,913	—	—	3,376,913
Total Purchased Options	3,376,913	1,128,269	—	4,505,182
Total Investments	$52,473,483	$2,333,459,454	$5,603,397	$2,391,536,334

Collateral for Securities Loaned (Liability)	$—	$(351,485,688)	$—	$(351,485,688)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,094,840	$—	$8,094,840
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,183,441)	—	(6,183,441)
Total Forward Contracts	$—	$1,911,399	$—	$1,911,399
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,097,681	$—	$—	$2,097,681
Futures Contracts (Unrealized Depreciation)	(27,888,359)	—	—	(27,888,359)
Total Futures Contracts	$(25,790,678)	$—	$—	$(25,790,678)
Written Options
Foreign Currency Options at Value	$—	$(358,802)	$—	$(358,802)
Options on Exchange-Traded Futures Contracts at Value	(966,538)	—	—	(966,538)
Total Written Options	$(966,538)	$(358,802)	$—	$(1,325,340)

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$7,239,928	$—	$7,239,928
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(12,832,433)	—	(12,832,433)
Total Centrally Cleared Swap Contracts	$—	$(5,592,505)	$—	$(5,592,505)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$55,706	$—	$55,706
OTC Swap Contracts at Value (Liabilities)	—	(1,173,515)	—	(1,173,515)
Total OTC Swap Contracts	$—	$(1,117,809)	$—	$(1,117,809)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2023 is not presented.

During the period ended September 30, 2023, a transfer into Level 3 in the amount of $11,866,140 was due to the cessation of a broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—86.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,880,504	$2,994,877
1.500%, 07/01/41	2,868,368	2,213,694
1.500%, 10/01/41	691,914	533,982
1.500%, 11/01/41	87,388	67,441
2.000%, 10/01/40	2,384,999	1,925,528
2.000%, 07/01/41	2,325,514	1,874,462
2.000%, 09/01/41	3,424,628	2,746,933
2.000%, 11/01/41	1,441,070	1,161,380
2.000%, 01/01/42	2,502,306	1,998,760
2.000%, 11/01/50	858,100	663,003
2.000%, 02/01/51	2,198,747	1,697,718
2.000%, 03/01/51	2,345,254	1,811,136
2.000%, 04/01/51	2,019,197	1,567,429
2.000%, 05/01/51	3,600,667	2,761,761
2.000%, 06/01/51	4,672,249	3,582,690
2.000%, 08/01/51	1,281,794	978,788
2.000%, 11/01/51	520,400	401,726
2.000%, 02/01/52	90,642	69,969
2.105%, 5Y H15 + 1.285%, 03/01/47 (a)	247,519	233,011
2.500%, 04/01/41	149,590	124,609
2.500%, 06/01/50	121,374	97,445
2.500%, 10/01/50	1,114,222	899,340
2.500%, 11/01/50	3,601,007	2,906,133
2.500%, 12/01/50	3,994,126	3,219,909
2.500%, 01/01/51	1,137,179	910,754
2.500%, 02/01/51	132,616	106,073
2.500%, 03/01/51	224,891	182,753
2.500%, 05/01/51	158,472	129,016
2.500%, 07/01/51	4,611,755	3,687,993
2.500%, 08/01/51	2,994,939	2,407,356
2.500%, 09/01/51	2,577,841	2,055,035
2.500%, 11/01/51	610,702	488,091
2.500%, 01/01/52	13,658,936	10,936,304
2.500%, 02/01/52	1,155,573	928,651
2.500%, 03/01/52	628,076	504,497
2.871%, 1Y RFUCCT + 1.619%, 11/01/47 (a)	943,854	892,915
3.000%, 09/01/32	171,187	158,275
3.000%, 04/01/38	335,308	298,189
3.000%, 10/01/46	257,420	217,637
3.000%, 04/01/47	452,761	382,890
3.000%, 09/01/48	1,079,333	908,857
3.000%, 09/01/49	3,157,948	2,663,686
3.000%, 11/01/49	692,609	581,919
3.000%, 01/01/50	42,776	36,134
3.000%, 03/01/50	61,385	51,547
3.000%, 05/01/50	176,518	148,503
3.000%, 02/01/51	248,562	207,571
3.000%, 06/01/51	77,603	64,994
3.000%, 10/01/51	547,686	458,442
3.000%, 01/01/52	2,548,191	2,115,314
3.000%, 04/01/52	1,044,826	868,935
3.005%, 1Y RFUCCT + 1.628%, 11/01/48 (a)	3,192,504	2,958,554
3.097%, 1Y RFUCCT + 1.621%, 02/01/50 (a)	1,571,868	1,480,751
3.500%, 04/01/33	1,554,740	1,461,133
3.500%, 01/01/38	1,830,430	1,638,401

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 10/01/42	383,287	337,389
3.500%, 02/01/44	151,920	133,793
3.500%, 06/01/46	252,916	222,545
3.500%, 07/01/47	4,030,241	3,527,992
3.500%, 01/01/48	81,723	71,574
3.500%, 04/01/52	3,688,084	3,204,536
3.500%, 05/01/52	1,209,218	1,049,138
4.000%, 04/01/43	533,101	486,428
4.000%, 07/01/43	1,432,940	1,313,778
4.000%, 08/01/43	1,547,295	1,418,392
4.000%, 10/01/51	152,718	136,380
4.000%, 05/01/52	1,010,471	900,795
4.000%, 06/01/52	3,232,626	2,882,263
4.000%, 07/01/52	288,194	256,807
4.500%, 06/01/38	462,785	437,027
4.500%, 04/01/47	271,199	252,958
4.500%, 05/01/47	245,071	229,891
4.500%, 06/01/47	448,728	420,926
4.500%, 04/01/49	221,952	207,376
4.500%, 06/01/52	3,999,192	3,686,263
4.600%, 02/01/30	3,900,000	3,700,210
5.000%, 08/01/33	8,218	8,064
5.000%, 01/01/36	10,267	10,047
5.000%, 01/01/40	7,298	7,096
5.000%, 04/01/41	9,116	8,924
5.000%, 06/01/41	960,100	925,558
5.000%, 04/01/44	16,851	16,315
5.000%, 07/01/52	1,830,702	1,730,964
5.000%, 12/01/52	380,772	359,837
5.000%, 01/01/53	1,035,925	978,868
5.000%, 03/01/53	573,893	543,250
5.000%, 04/01/53	974,780	920,693
5.000%, 06/01/53	494,706	467,218
5.500%, 04/01/53	1,856,421	1,795,136
6.000%, 10/01/36	251,928	254,990
6.500%, 09/01/39	86,471	89,084
8.000%, 09/01/30	1,159	1,186
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.511%, 12/25/28 (a) (b)	63,102,517	1,020,248
0.636%, 01/25/34 (a) (b)	52,282,640	1,758,527
0.654%, 01/25/29 (a) (b)	84,886,797	1,951,938
0.831%, 09/25/27 (a) (b)	16,739,666	414,583
0.938%, 11/25/30 (a) (b)	26,248,400	1,185,055
0.970%, 11/25/30 (a) (b)	40,956,212	1,930,705
3.291%, 03/25/27	4,670,000	4,347,708
Federal Home Loan Mortgage Corp. REMICS 2.500%, 01/25/51 (b)	22,547,116	3,615,617
4.500%, 04/15/32	109,768	105,790
6.000%, 05/15/36	169,418	171,969
Federal Home Loan Mortgage Corp. STACR REMIC Trust 6.315%, SOFR30A + 1.000%, 01/25/42 (144A) (a)	2,348,268	2,326,357
6.615%, SOFR30A + 1.300%, 02/25/42 (144A) (a)	2,222,905	2,217,275
6.815%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,270,000	2,237,380
7.415%, SOFR30A + 2.100%, 10/25/33 (144A) (a)	980,000	981,679
7.715%, SOFR30A + 2.400%, 02/25/42 (144A) (a)	3,420,000	3,437,201

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 7.615%, SOFR30A + 2.300%, 08/25/33 (144A) (a)	1,812,383	$1,826,487
Federal National Mortgage Association
2.000%, 08/01/40	71,860	57,994
2.000%, 11/01/41	3,938,417	3,148,996
2.000%, 12/01/41	174,099	138,437
2.000%, 08/01/50	131,869	102,062
2.000%, 09/01/50	210,283	161,443
2.000%, 10/01/50	1,298,352	995,478
2.000%, 12/01/50	2,707,313	2,072,562
2.000%, 01/01/51	6,212,976	4,791,705
2.000%, 02/01/51	4,329,781	3,338,135
2.000%, 03/01/51	8,212,355	6,324,422
2.000%, 04/01/51	7,206,576	5,505,446
2.000%, 05/01/51	4,926,243	3,763,914
2.000%, 08/01/51	955,023	730,258
2.000%, 10/01/51	1,928,785	1,488,175
2.000%, 02/01/52	969,064	746,699
2.000%, 03/01/52	4,997,595	3,844,421
2.149%, 02/01/32 (a)	437,660	348,713
2.500%, 10/01/40	2,836,974	2,363,376
2.500%, 03/01/41	464,752	387,147
2.500%, 04/01/41	797,805	664,004
2.500%, 05/01/41	1,788,680	1,486,107
2.500%, 06/01/50	432,142	347,782
2.500%, 09/01/50	332,007	265,727
2.500%, 10/01/50	2,387,277	1,910,202
2.500%, 11/01/50	754,382	605,817
2.500%, 12/01/50	214,432	171,950
2.500%, 01/01/51	309,208	249,236
2.500%, 02/01/51	1,704,832	1,368,949
2.500%, 03/01/51	379,535	306,017
2.500%, 04/01/51	700,356	565,495
2.500%, 05/01/51	1,723,792	1,377,484
2.500%, 06/01/51	2,654,955	2,134,850
2.500%, 07/01/51	2,493,965	2,010,836
2.500%, 08/01/51	853,938	683,539
2.500%, 09/01/51	2,222,753	1,792,704
2.500%, 10/01/51	3,288,229	2,638,661
2.500%, 11/01/51	1,438,220	1,160,656
2.500%, 12/01/51	6,647,583	5,330,427
2.500%, 01/01/52	3,517,371	2,819,415
2.500%, 02/01/52	3,351,045	2,688,140
2.500%, 03/01/52	1,452,955	1,165,967
2.500%, 04/01/52	357,977	287,235
2.500%, 09/01/61	5,177,982	3,983,512
2.930%, 07/01/28	2,529,354	2,304,798
2.930%, 06/01/30	149,938	131,930
3.000%, 07/01/35	409,143	365,592
3.000%, 02/01/36	635,053	566,662
3.000%, 04/01/36	478,153	426,651
3.000%, 07/01/36	1,023,067	912,839
3.000%, 08/01/36	5,310,535	4,738,348
3.000%, 10/01/36	2,115,961	1,887,938

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
3.000%, 12/01/36	1,747,540	1,559,211
3.000%, 12/01/37	406,615	361,626
3.000%, 06/01/38	538,596	480,605
3.000%, 09/01/42	1,136,372	971,456
3.000%, 06/01/43	161,940	138,429
3.000%, 07/01/43	396,813	339,531
3.000%, 10/01/43	372,038	318,459
3.000%, 01/01/45	333,780	285,384
3.000%, 08/01/46	352,970	298,442
3.000%, 09/01/46	261,107	220,764
3.000%, 02/01/47	80,760	69,032
3.000%, 08/01/47	39,037	33,009
3.000%, 11/01/48	3,507,751	2,965,495
3.000%, 01/01/50	86,169	72,500
3.000%, 02/01/50	11,118,665	9,420,262
3.000%, 03/01/50	5,607,911	4,711,275
3.000%, 08/01/50	829,115	690,835
3.000%, 11/01/50	765,536	643,543
3.000%, 05/01/51	463,154	386,539
3.000%, 06/01/51	451,288	380,064
3.000%, 08/01/51	1,927,982	1,626,896
3.000%, 09/01/51	952,343	792,236
3.000%, 10/01/51	1,977,482	1,648,017
3.000%, 11/01/51	2,529,582	2,121,724
3.000%, 12/01/51	758,166	637,767
3.000%, 01/01/52	3,216,901	2,688,009
3.000%, 02/01/52	995,249	830,973
3.000%, 03/01/52	6,159,048	5,168,862
3.000%, 04/01/52	546,948	452,831
3.250%, 05/01/29	96,316	87,587
3.450%, 03/01/29	94,519	87,028
3.500%, 12/01/34	119,958	110,242
3.500%, 01/01/35	82,133	75,481
3.500%, 02/01/37	145,352	132,004
3.500%, 03/01/37	92,855	85,292
3.500%, 12/01/37	154,317	138,185
3.500%, 08/01/39	148,921	134,978
3.500%, 02/01/40	593,880	527,470
3.500%, 06/01/42	2,336,802	2,051,455
3.500%, 08/01/42	2,604,557	2,293,926
3.500%, 09/01/42	190,783	167,959
3.500%, 10/01/42	1,344,944	1,184,420
3.500%, 12/01/42	155,539	137,887
3.500%, 03/01/43	944,664	840,598
3.500%, 12/01/46	1,547,795	1,369,075
3.500%, 03/01/47	129,531	113,403
3.500%, 11/01/48	388,623	341,009
3.500%, 06/01/49	9,582,660	8,389,532
3.500%, 03/01/50	150,436	131,699
3.500%, 09/01/51	132,520	114,506
3.500%, 12/01/51	690,878	596,985
3.500%, 01/01/52	1,228,320	1,067,980
3.500%, 03/01/52	1,699,134	1,478,594
3.500%, 04/01/52	4,479,365	3,875,410
3.500%, 05/01/52	5,756,713	5,001,521

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
4.000%, 02/01/40	301,628	$276,187
4.000%, 06/01/42	2,211,194	2,024,618
4.000%, 07/01/42	630,794	577,742
4.000%, 10/01/42	716,477	653,212
4.000%, 11/01/42	511,826	466,287
4.000%, 05/01/43	5,559,196	5,090,017
4.000%, 07/01/43	18,972	17,281
4.000%, 08/01/43	498,638	454,216
4.000%, 10/01/43	2,739,373	2,508,054
4.000%, 09/01/44	421,625	385,007
4.000%, 05/01/48	3,345,251	3,034,349
4.000%, 10/01/48	1,911,455	1,728,185
4.000%, 07/01/50	454,229	408,781
4.000%, 05/01/52	1,211,704	1,086,934
4.000%, 06/01/52	3,615,375	3,237,371
4.000%, 07/01/52	5,683,591	5,068,954
4.500%, 11/01/31	189,905	180,773
4.500%, 12/01/31	236,916	225,602
4.500%, 10/01/44	529,364	496,769
4.500%, 01/01/45	42,933	40,289
4.500%, 06/01/47	161,224	151,538
4.500%, 07/01/47	586,398	551,694
4.500%, 08/01/47	39,670	37,080
4.500%, 06/01/48	207,215	194,652
4.500%, 07/01/48	450,504	422,510
4.500%, 08/01/48	731,337	685,030
4.500%, 11/01/48	385,401	360,523
4.500%, 02/01/49	151,307	141,462
4.500%, 08/01/49	166,458	156,110
4.500%, 09/01/49	2,040,071	1,908,815
4.500%, 11/01/49	593,785	557,244
4.500%, 04/01/50	108,151	99,850
4.500%, 06/01/52	796,785	732,601
4.500%, 07/01/52	5,331,978	4,904,556
4.500%, 08/01/58	763,701	705,273
4.500%, 01/01/59	1,563,018	1,443,434
4.740%, 06/01/30	2,100,000	2,011,371
4.830%, 09/01/28	4,300,000	4,232,138
4.860%, 09/01/28	1,100,000	1,084,044
4.880%, 09/01/28	1,702,000	1,678,914
5.000%, 01/01/39	3,279	3,208
5.000%, 12/01/39	5,390	5,264
5.000%, 05/01/40	14,237	13,769
5.000%, 07/01/40	10,295	10,065
5.000%, 11/01/40	263,188	257,344
5.000%, 01/01/41	21,036	20,287
5.000%, 02/01/41	21,193	20,377
5.000%, 04/01/41	28,637	27,788
5.000%, 05/01/41	633,553	617,073
5.000%, 06/01/41	51,947	50,402
5.000%, 12/01/47	1,313,012	1,284,882
5.000%, 06/01/52	447,950	424,916
5.000%, 07/01/52	351,128	331,447
5.000%, 12/01/52	94,934	89,702
5.000%, 01/01/53	478,265	451,693

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
5.000%, 02/01/53	489,565	462,876
5.000%, 04/01/53	381,908	360,688
5.000%, 05/01/53	484,860	457,919
5.340%, 09/01/28	200,000	201,359
5.500%, 08/01/52	166,433	161,349
6.000%, 07/01/41	182,903	185,971
6.000%, 03/01/53	764,901	756,540
6.500%, 03/01/26	230	231
6.500%, 12/01/27	209	207
6.500%, 04/01/29	19,940	20,052
6.500%, 05/01/32	3,545	3,565
7.000%, 02/01/29	205	203
7.000%, 11/01/37	12,162	12,056
7.000%, 12/01/37	6,772	6,771
7.000%, 02/01/38	2,437	2,402
7.000%, 11/01/38	26,151	26,740
7.000%, 02/01/39	306,044	318,088
8.000%, 05/01/28	222	222
8.000%, 07/01/32	609	615
Federal National Mortgage Association ACES 2.232%, 02/25/27	588,411	545,522
3.061%, 05/25/27 (a)	158,876	147,692
Federal National Mortgage Association Interest STRIPS 3.500%, 11/25/41 (b)	592,930	89,956
4.000%, 04/25/42 (b)	864,712	159,496
4.500%, 11/25/39 (b)	484,098	89,685
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (c)	133,998	117,005
0.721%, -1 x SOFR30A + 6.036%, 03/25/42 (a) (b)	2,179,695	89,588
0.721%, -1 x SOFR30A + 6.036%, 12/25/42 (a) (b)	239,508	20,989
1.121%, -1 x SOFR30A + 6.436%, 10/25/41 (a) (b)	1,500,339	93,168
1.221%, -1 x SOFR30A + 6.536%, 03/25/42 (a) (b)	527,057	27,918
2.500%, 08/25/50	10,154,839	1,656,131
3.500%, 10/25/48	33,340	29,454
4.340%, 01/25/43 (a)	104,011	96,659
5.500%, 07/25/41	2,821,787	2,814,201
5.500%, 04/25/42	680,758	679,253
6.000%, 05/25/42	379,519	384,749
6.500%, 06/25/39	10,458	10,528
6.500%, 07/25/42	727,378	753,864
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	7,741,789	77
0.029%, 03/16/49 (a) (b)	1,209,738	138
0.051%, 10/16/54 (a) (b)	10,436,080	14,966
0.096%, 04/16/54 (a) (b)	10,120,052	40,099
0.111%, 02/16/53 (a) (b)	3,907,120	9,166
0.148%, 02/16/48 (a) (b)	899,462	3,561
0.618%, 03/16/60 (a) (b)	1,430,364	49,694
0.628%, 09/16/55 (a) (b)	6,262,212	153,625
0.633%, 10/16/58 (a) (b)	11,292,144	390,329
0.640%, 02/16/61 (a) (b)	1,357,021	67,291
0.706%, 12/16/59 (a) (b)	26,496,628	1,087,538
1.012%, 02/16/46 (a) (b)	2,777,597	59,959
1.500%, 06/16/63	2,530,976	1,804,535
2.000%, 04/20/51	530,118	419,487

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
2.500%, 10/20/49	374,875	$308,640
2.500%, 06/20/51	83,871	67,785
2.500%, 08/20/51	82,307	66,540
2.500%, 10/20/51	339,459	274,415
2.500%, 12/20/51	175,425	141,809
2.500%, 08/20/52	14,018,130	11,468,460
3.000%, 09/15/42	296,544	258,195
3.000%, 10/15/42	1,611,123	1,393,960
3.000%, 11/15/42	582,441	500,095
3.000%, 11/20/46	161,912	139,380
3.000%, 09/20/47	51,473	44,198
3.000%, 11/20/47	65,463	56,221
3.000%, 12/20/47	693,607	594,925
3.000%, 01/20/50	602,832	514,317
3.000%, 02/20/51	103,050	87,971
3.000%, 09/20/51	8,553,575	7,272,387
3.000%, 11/20/51	11,177,869	9,485,997
3.000%, 12/20/51	85,473	72,568
3.000%, 01/20/52	94,331	79,020
3.000%, 02/20/52	2,474,026	2,105,046
3.000%, 03/20/52	1,909,772	1,616,206
3.000%, 04/20/52	2,339,235	1,942,937
3.000%, 11/20/52	378,310	320,708
3.000%, 12/20/52	935,362	793,426
3.000%, 01/20/53	479,585	406,563
3.500%, 06/20/44	628,443	562,677
3.500%, 03/20/45	48,905	43,551
3.500%, 01/20/46	128,907	114,994
3.500%, 03/20/46	683,911	608,581
3.500%, 04/20/46	357,618	318,218
3.500%, 05/20/46	167,324	149,186
3.500%, 06/20/46	284,643	253,873
3.500%, 07/20/46	172,259	153,198
3.500%, 09/20/46	15,756	14,008
3.500%, 05/20/47	2,279,976	2,032,243
3.500%, 06/15/48	1,912,981	1,724,879
3.500%, 09/20/48	430,766	381,330
3.500%, 02/20/49	13,577	12,022
3.500%, 10/20/49	105,586	92,343
3.500%, 01/20/50	1,001,891	883,874
3.500%, 02/20/50	143,352	125,659
3.500%, 05/15/50	321,729	286,685
3.500%, 07/20/50	172,374	151,983
3.500%, 02/20/52	6,605,553	5,787,386
3.500%, 03/20/52	472,682	409,401
3.500%, 06/20/52	556,026	476,086
4.000%, 09/20/45	221,599	204,738
4.000%, 11/20/45	2,506,017	2,300,007
4.000%, 08/20/46	1,849,106	1,691,478
4.000%, 06/20/47	817,373	749,590
4.000%, 07/20/47	138,674	126,966
4.000%, 11/20/47	396,087	362,775
4.000%, 12/20/47	153,626	140,666
4.000%, 02/20/48	142,724	130,403
4.000%, 03/20/48	1,101,640	1,008,292

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
4.000%, 04/20/48	135,502	123,764
4.000%, 05/20/48	111,543	101,977
4.000%, 08/20/48	1,522,891	1,389,654
4.000%, 09/20/48	424,869	387,916
4.000%, 03/20/49	234,109	213,366
4.000%, 04/20/49	203,388	185,348
4.000%, 11/20/49	71,312	64,519
4.000%, 01/20/50	108,264	100,263
4.000%, 02/20/50	93,875	86,638
4.000%, 03/15/50	31,912	29,071
4.000%, 03/20/50	59,339	54,901
4.000%, 04/20/50	407,092	369,621
4.000%, 06/20/52	1,033,749	934,147
4.000%, 04/20/53	294,112	265,022
4.500%, 01/20/40	180,250	171,184
4.500%, 05/20/40	230,017	218,372
4.500%, 09/20/40	5,167	4,901
4.500%, 01/20/41	43,965	41,721
4.500%, 07/20/41	283,192	268,727
4.500%, 08/20/47	266,040	250,312
4.500%, 04/20/48	400,496	375,558
4.500%, 05/20/48	733,238	687,284
4.500%, 06/20/48	736,703	690,359
4.500%, 07/20/48	55,275	51,665
4.500%, 08/20/48	1,875,948	1,756,059
4.500%, 09/20/48	161,859	151,637
4.500%, 10/20/48	391,196	366,491
4.500%, 12/20/48	171,304	160,467
4.500%, 01/20/49	1,502,174	1,408,371
4.500%, 02/20/49	554,793	519,656
4.500%, 03/20/49	1,424,436	1,334,327
4.500%, 04/20/49	179,894	168,503
4.500%, 02/20/50	248,041	232,384
4.500%, 03/20/50	162,414	150,114
4.500%, 12/20/50	241,555	226,284
4.500%, 05/20/52	1,201,820	1,110,713
4.500%, 08/20/52	943,198	872,277
4.500%, 09/20/52	2,565,586	2,377,859
5.000%, 07/20/40	185,042	181,245
5.000%, 05/20/48	123,708	119,110
5.000%, 10/20/48	625,365	601,647
5.000%, 11/20/48	324,967	312,982
5.000%, 12/20/48	375,426	360,820
5.000%, 01/20/49	251,050	241,039
5.000%, 03/20/49	77,017	73,892
5.000%, 04/20/49	286,330	274,820
5.000%, 09/20/49	110,682	106,573
5.000%, 11/20/49	168,177	161,900
5.000%, 12/20/49	109,472	105,458
5.000%, 01/20/50	300,472	289,074
5.000%, 04/20/50	63,259	60,953
5.000%, 09/20/52	476,443	457,691
5.000%, 10/20/52	1,142,920	1,083,737
5.000%, 11/20/52	1,440,690	1,367,609
5.000%, 12/20/52	193,245	183,144

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
5.000%, 01/20/53	3,204,975	$3,045,679
5.500%, 06/15/36	142,379	141,538
5.500%, 11/20/52	1,709,904	1,659,778
5.500%, 02/20/53	1,656,207	1,615,024
6.000%, 03/15/33	333,085	334,018
6.000%, 11/20/34	531	547
6.000%, 06/20/35	824	849
6.000%, 07/20/36	39,977	40,417
6.000%, 09/20/36	1,948	2,008
6.000%, 07/20/38	115,087	118,632
6.000%, 09/20/38	273,574	284,028
6.000%, 06/20/39	1,364	1,406
6.000%, 05/20/40	22,127	22,808
6.000%, 06/20/40	78,191	80,599
6.000%, 08/20/40	44,059	45,413
6.000%, 09/20/40	99,658	102,728
6.000%, 10/20/40	45,444	46,840
6.000%, 11/20/40	83,023	85,573
6.000%, 01/20/41	46,670	47,372
6.000%, 03/20/41	305,212	314,608
6.000%, 07/20/41	70,399	72,565
6.000%, 12/20/41	35,195	36,275
6.500%, 06/15/31	816	821
6.500%, 08/15/34	63,572	63,989
6.500%, 10/20/37	107,921	112,411
7.500%, 09/15/29	452	453
8.500%, 06/15/25	1,669	1,667
Government National Mortgage Association REMICS 0.655%, -1 x 1M TSFR + 5.986%, 08/16/42 (a) (b)	356,437	28,764
1.211%, -1 x 1M TSFR + 6.536%, 01/20/40 (a) (b)	27,595	144
3.000%, 07/20/49	548,475	469,455
3.765%, 12M TSFR + 0.965%, 10/20/68 (a)	1,546,693	1,531,911
4.000%, 08/20/48	43,333	39,941
4.849%, 1M TSFR + 1.264%, 05/20/70 (a)	1,053,059	1,044,824
4.941%, 1M TSFR + 0.564%, 07/20/70 (a)	1,781,982	1,727,047
5.000%, 1M TSFR + 0.564%, 07/20/70 (a)	2,667,975	2,582,376
5.531%, 1M TSFR + 0.614%, 07/20/70 (a)	291,807	283,941
5.812%, 1M TSFR + 0.494%, 12/20/60 (a)	7,107,845	7,063,802
5.832%, 1M TSFR + 0.514%, 12/20/60 (a)	1,433,477	1,425,042
5.832%, 1M TSFR + 0.514%, 08/20/70 (a)	42,379	41,835
5.862%, 1M TSFR + 0.544%, 10/20/64 (a)	2,730,820	2,711,981
5.912%, 1M TSFR + 0.594%, 03/20/61 (a)	1,267,203	1,261,554
5.932%, 1M TSFR + 0.614%, 12/20/60 (a)	12,084,711	12,024,887
6.682%, 1M TSFR + 1.364%, 04/20/70 (a)	106,819	107,692
Government National Mortgage Association, TBA 3.000%, TBA (d)	100,000	84,742
5.000%, TBA (d)	7,600,000	7,201,594
5.500%, TBA (d)	2,300,000	2,231,898
6.000%, TBA (d)	2,800,000	2,774,406
6.500%, TBA (d)	3,400,000	3,419,125
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	1,300,000	988,711
5.000%, TBA (d)	2,100,000	1,981,219
6.000%, TBA (d)	6,100,000	6,019,938

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Security, TBA
6.500%, TBA (d)	10,600,000	10,648,032

		527,168,714

Federal Agencies—36.0%
Federal Agricultural Mortgage Corp. 0.260%, 10/02/23	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp. 0.200%, 01/04/24	10,000,000	9,865,235
0.230%, 01/19/24	15,000,000	14,763,555
0.375%, 01/15/25	10,000,000	9,376,875
0.460%, 11/03/25	10,000,000	9,089,940
0.500%, 12/01/23	30,000,000	29,757,014
0.680%, 12/20/23	10,000,000	9,893,417
0.780%, 06/16/25	10,000,000	9,253,972
0.875%, 11/18/24	5,000,000	4,755,128
1.050%, 11/17/25	10,000,000	9,183,523
1.240%, 09/03/30	8,000,000	6,147,247
1.680%, 09/17/35	1,195,000	803,739
1.750%, 02/25/25	18,350,000	17,478,632
2.600%, 04/05/27	10,000,000	9,278,211
2.625%, 05/16/24	15,000,000	14,744,291
2.700%, 10/26/27	10,000,000	9,226,429
5.480%, 06/27/42	3,000,000	2,788,068
Federal Home Loan Banks 0.375%, 09/04/25	15,000,000	13,706,285
0.500%, 04/14/25	14,000,000	13,022,623
1.020%, 02/24/27	9,990,000	8,724,091
1.750%, 09/12/25	10,000,000	9,383,454
2.250%, 03/04/36	10,000,000	7,113,349
2.500%, 02/13/24	10,000,000	9,889,041
2.750%, 12/13/24	10,000,000	9,688,994
3.000%, 07/08/24	7,000,000	6,868,179
3.250%, 11/16/28	9,000,000	8,416,419
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	5,514,090
Zero Coupon, 12/17/29	5,562,000	4,107,713
Zero Coupon, 12/15/36	24,765,000	12,405,868
0.125%, 10/16/23	10,000,000	9,979,407
0.250%, 11/06/23	5,000,000	4,975,700
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/28	5,400,000	4,301,744
Zero Coupon, 07/15/32	9,000,000	5,757,909
Federal National Mortgage Association 0.625%, 04/22/25	5,000,000	4,653,222
2.625%, 09/06/24	22,000,000	21,429,369
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	21,635,037
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	3,662,132
Zero Coupon, 07/15/27	8,012,000	6,643,086
Zero Coupon, 07/15/29	14,000,000	10,476,805
Zero Coupon, 10/15/29	14,996,000	11,260,620
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	43,000,000	31,581,048

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	45,000,000	$32,302,525
Tennessee Valley Authority 3.875%, 03/15/28	15,000,000	14,477,231
U.S. Department of Housing & Urban Development 2.668%, 08/01/24	8,000,000	7,817,120
2.738%, 08/01/25	6,000,000	5,703,012
U.S. International Development Finance Corp. 1.110%, 05/15/29	11,500,000	10,158,400
3.540%, 06/15/30	7,941,444	7,430,366

		499,490,115

U.S. Treasury—12.0%
U.S. Treasury Bonds 3.000%, 05/15/45	1,600,000	1,188,188
4.000%, 11/15/42	5,400,000	4,792,922
U.S. Treasury Inflation-Indexed Notes 0.500%, 01/15/28 (e)	13,011,705	11,991,735
1.125%, 01/15/33 (e)	2,052,340	1,853,279
1.625%, 10/15/27 (e)	15,478,200	15,026,853
U.S. Treasury Notes 1.125%, 08/31/28	39,000,000	33,028,125
1.875%, 07/31/26	42,900,000	39,575,250
3.875%, 11/30/29	62,000,000	59,423,125

		166,879,477

Total U.S. Treasury & Government Agencies (Cost $1,331,613,954)		1,193,538,306

Foreign Government—7.9%

Sovereign—7.9%
Colombia Government International Bond 5.625%, 02/26/44 (f)	4,840,000	3,456,624
Indonesia Government International Bond 4.750%, 02/11/29	6,280,000	6,020,950
Israel Government AID Bonds 5.500%, 12/04/23	33,000,000	32,990,616
5.500%, 04/26/24	21,550,000	21,509,055
5.500%, 09/18/33	6,961,000	7,214,952
Mexico Government International Bond 4.500%, 04/22/29 (f)	12,280,000	11,442,708
Panama Government International Bond 3.750%, 03/16/25	5,650,000	5,453,130
Peruvian Government International Bonds 3.300%, 03/11/41	3,420,000	2,361,524
3.550%, 03/10/51 (f)	1,090,000	716,059
3.600%, 01/15/72	1,580,000	935,502
6.550%, 03/14/37	320,000	330,148
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	6,604,222
Republic of Poland Government International Bonds
3.250%, 04/06/26	5,010,000	4,758,197
4.000%, 01/22/24	2,858,000	2,839,555

Sovereign—(Continued)
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	2,830,363

Total Foreign Government (Cost $128,272,083)		109,463,605

Corporate Bonds & Notes—4.3%

Chemicals—0.1%
MEGlobal BV 4.250%, 11/03/26 (144A)	1,540,000	1,461,768

Diversified Financial Services—3.2%
Private Export Funding Corp. 3.250%, 06/15/25	20,000,000	19,239,129
5.500%, 03/14/25 (144A)	25,000,000	24,963,771

		44,202,900

Electric—0.6%
Enel Chile SA 4.875%, 06/12/28	4,000,000	3,804,734
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450%, 05/21/28 (144A)	4,000,000	3,895,579

		7,700,313

Oil & Gas—0.4%
Ecopetrol SA 5.375%, 06/26/26	4,260,000	4,089,962
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,107,520

		6,197,482

Total Corporate Bonds & Notes (Cost $48,661,625)		59,562,463

Mortgage-Backed Securities—3.9%

Collateralized Mortgage Obligations—2.1%
Banc of America Mortgage Trust 5.235%, 07/25/35 (a)	10,710	9,813
CIM Trust 1.425%, 07/25/61 (144A) (a)	2,370,169	2,000,606
5.000%, 05/25/62 (144A) (a)	2,813,279	2,724,106
Citigroup Mortgage Loan Trust, Inc. 7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	23,495	21,637
Countrywide Alternative Loan Trust 5.639%, 1M TSFR + 0.314%, 07/20/46 (a)	902,441	710,441
Countrywide Reperforming Loan REMIC Trust 5.854%, 1M TSFR + 0.534%, 07/25/36 (144A) (a)	170,850	154,968
CSMC Trust
0.830%, 03/25/56 (144A) (a)	645,359	471,609
0.938%, 05/25/66 (144A) (a)	994,464	751,400
1.169%, 03/25/56 (144A) (a)	555,570	402,156
1.756%, 10/25/66 (144A) (a)	647,776	522,401

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust
2.000%, 10/25/60 (144A) (a)	805,591	$697,370
3.904%, 04/25/62 (144A) (a)	1,782,087	1,630,395
8.816%, SOFR30A + 3.500%, 10/25/66 (144A) † (a)	2,095,622	2,042,873
Ellington Financial Mortgage Trust 3.001%, 01/25/67 (144A) (a)	950,000	611,095
GMACM Mortgage Loan Trust 3.631%, 11/19/35 (a)	70,250	62,780
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	1,610,460	1,517,249
4.000%, 05/25/62 (144A) (a)	721,719	613,404
JPMorgan Mortgage Trust 3.500%, 10/25/48 (144A) (a)	397,108	340,283
4.745%, 06/25/34 (a)	41,452	38,278
Legacy Mortgage Asset Trust 2.250%, 07/25/67 (144A) (g)	727,003	670,842
MASTR Adjustable Rate Mortgages Trust 3.189%, 02/25/34 (a)	97,754	83,387
MASTR Reperforming Loan Trust 3.524%, 05/25/35 (144A) (a)	1,868,765	941,076
Morgan Stanley Mortgage Loan Trust 3.269%, 07/25/35 (a)	50,543	43,496
5.574%, 1M TSFR + 0.254%, 06/25/36 (a)	412,929	83,224
New Residential Mortgage Loan Trust 1.156%, 11/27/56 (144A) (a)	558,522	448,388
2.750%, 07/25/59 (144A) (a)	1,167,899	1,078,314
3.250%, 09/25/56 (144A) (a)	1,066,068	949,360
4.000%, 02/25/57 (144A) (a)	907,922	837,752
4.000%, 05/25/57 (144A) (a)	1,365,908	1,242,961
NovaStar Mortgage Funding Trust 0.476%, 1M TSFR + 0.494%, 09/25/46 (a)	401,134	360,803
OBX Trust 1.054%, 07/25/61 (144A) (a)	689,030	513,131
5.949%, 02/25/63 (144A) (g)	688,777	681,085
PRKCM Trust 1.510%, 08/25/56 (144A) (a)	1,549,652	1,184,523
2.071%, 11/25/56 (144A) (a)	811,866	659,902
SACO I Trust 3.987%, 06/25/21 (144A) (a)	13,849	11,360
Structured Asset Mortgage Investments II Trust 5.794%, 1M TSFR + 0.474%, 07/25/46 (a)	78,756	63,793
Structured Asset Securities Corp. 3.962%, 06/25/35 (144A) (a)	53,723	47,143
5.784%, 1M TSFR + 0.464%, 04/25/35 (144A) (a)	1,204,216	1,029,685
Towd Point Mortgage Trust 1.636%, 04/25/60 (144A) (a)	785,734	676,434
3.000%, 04/25/60 (144A) (a)	940,000	655,703
7.334%, 1M TSFR + 2.014%, 05/25/58 (144A) (a)	950,000	946,633

		28,531,859

Commercial Mortgage-Backed Securities—1.8%
BANK 3.538%, 11/15/54	1,580,000	1,433,198
5.779%, 04/15/56	770,000	758,158

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust 5.525%, 04/15/56	2,700,000	2,623,444
BLP Commercial Mortgage Trust 7.024%, 1M TSFR + 1.692%, 03/15/40 (144A) (a)	4,300,000	4,278,467
BX Commercial Mortgage Trust 7.613%, 1M TSFR + 2.281%, 06/15/40 (144A) (a)	1,130,000	1,128,658
BX Trust 6.182%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	3,000,000	2,936,014
6.248%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	585,199	574,552
Citigroup Commercial Mortgage Trust 6.015%, 10/12/40 (144A) (a)	1,520,000	1,480,052
GS Mortgage Securities Trust 2.911%, 02/13/53	3,414,000	2,852,060
LAQ Mortgage Trust 7.424%, 1M TSFR + 2.091%, 03/15/36 (144A) (a)	847,931	844,480
Morgan Stanley Bank of America Merrill Lynch Trust 3.459%, 12/15/49	3,129,700	2,903,820
4.039%, 11/15/46	798,965	795,815
MTN Commercial Mortgage Trust 6.737%, 1M TSFR + 1.397%, 03/15/39 (144A) (a)	2,980,000	2,941,700

		25,550,418

Total Mortgage-Backed Securities (Cost $59,203,148)		54,082,277

Asset-Backed Securities—0.1%

Asset-Backed - Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust 5.614%, 1M TSFR + 0.294%, 12/25/36 (a)	111,335	40,955
5.734%, 1M TSFR + 0.414%, 03/25/36 (a)	38,729	38,149

		79,104

Asset-Backed - Other—0.1%
Structured Asset Investment Loan Trust 6.634%, 1M TSFR + 1.314%, 08/25/34 (a)	767,820	751,022
Structured Asset Securities Corp. Mortgage Loan Trust 5.654%, 1M TSFR + 0.334%, 02/25/36 (144A) (a)	4,550,004	94,656

		845,678

Total Asset-Backed Securities (Cost $2,878,168)		924,782

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/23 at 2.500%, due on 10/02/23 with a maturity value of $1,523,584; collateralized by U.S. Treasury Note at 0.750%, maturing 04/30/26, with a market value of $1,553,778.	1,523,266	1,523,266

Total Short-Term Investments (Cost $1,523,266)		1,523,266

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Securities Lending Reinvestments (h)—0.1%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/29/23 at 5.280%, due on 10/02/23 with a maturity value of $121,071; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 11/15/25 - 08/15/26, and an aggregate market value of $123,438.	121,018	$121,018
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $20,009; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.267%, maturity dates ranging from 02/01/24 - 08/20/71, and an aggregate market value of $20,400.	20,000	20,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/29/23 at 5.470%, due on 10/06/23 with a maturity value of $34,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 5.403%, maturity dates ranging from 01/31/24 - 10/31/25, and various Common Stock with an aggregate market value of $35,084.	34,395	34,395
National Bank Financial, Inc. Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/02/23 with a maturity value of $25,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 3.875%, maturity dates ranging from 01/15/26 - 11/15/41, and an aggregate market value of $25,619.	25,000	25,000
National Bank of Canada Repurchase Agreement dated 09/29/23 at 5.320%, due on 10/06/23 with a maturity value of $7,759; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.000%, maturity dates ranging from 10/12/23 - 02/15/32, and an aggregate market value of $7,943.	7,751	7,751
Santander U.S. Capital Markets LLC Repurchase Agreement dated 09/29/23 at 5.340%, due on 10/02/23 with a maturity value of $20,009; collateralized by U.S. Government Agency Obligations with rates ranging from 2.250% - 6.182%, maturity dates ranging from 08/25/24 - 02/20/71, and an aggregate market value of $20,409.	20,000	20,000
Societe Generale Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $10,005; collateralized by various Common Stock with an aggregate market value of $11,130.	10,000	10,000
TD Prime Services LLC Repurchase Agreement dated 09/29/23 at 5.420%, due on 10/02/23 with a maturity value of $75,034; collateralized by various Common Stock with an aggregate market value of $82,537.	75,000	75,000

		313,164

Mutual Funds—0.1%
Allspring Government Money Market Fund, Select Class 5.270% (i)	200,000	200,000

Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 5.230% (i)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 5.230% (i)	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Class I 5.230% (i)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.240% (i)	40,000	40,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 5.270% (i)	200,000	200,000
RBC U.S. Government Money Market Fund, Institutional Shares 5.270% (i)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.290% (i)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class 5.260% (i)	200,000	200,000

		1,640,000

Total Securities Lending Reinvestments (Cost $1,953,164)		1,953,164

Total Investments—102.4% (Cost $1,574,105,408)		1,421,047,863
Other assets and liabilities (net)—(2.4)%		(33,654,485)

Net Assets—100.0%		$1,387,393,378

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2023, the market value of restricted securities was $2,042,873, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of September 30, 2023, the market value of securities loaned was $2,236,690 and the collateral received consisted of cash in the amount of $1,953,164 and non-cash collateral with a value of $349,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

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Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the market value of 144A securities was $91,284,505, which is 6.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
CSMC Trust, 8.816%, 10/25/66	07/14/22	$2,095,622	$2,095,622	$2,042,873

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/23	437	USD	47,223,313	$(937,939)
U.S. Treasury Note 5 Year Futures	12/29/23	130	USD	13,696,719	(111,077)

Net Unrealized Depreciation					$(1,049,016)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(RFUCCT)—	Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,193,538,306	$—	$1,193,538,306
Total Foreign Government*	—	109,463,605	—	109,463,605
Total Corporate Bonds & Notes*	—	59,562,463	—	59,562,463
Total Mortgage-Backed Securities*	—	54,082,277	—	54,082,277
Total Asset-Backed Securities*	—	924,782	—	924,782
Total Short-Term Investment*	—	1,523,266	—	1,523,266
Securities Lending Reinvestments
Repurchase Agreements	—	313,164	—	313,164
Mutual Funds	1,640,000	—	—	1,640,000
Total Securities Lending Reinvestments	1,640,000	313,164	—	1,953,164
Total Investments	$1,640,000	$1,419,407,863	$—	$1,421,047,863

Collateral for Securities Loaned (Liability)	$—	$(1,953,164)	$—	$(1,953,164)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,049,016)	$—	$—	$(1,049,016)

*	See Schedule of Investments for additional detailed categorizations.

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through a third party service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

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Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of the Portfolio’s investments to assist with such oversight.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-294